                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08236
                                                     ---------

                                 Northern Funds
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                            50 South LaSalle Street
                               Chicago, IL 60675
              ---------------------------------------------------
              (Address of principal executive offices) (Zip code)

                          Lloyd A. Wennlund, President
                                 Northern Funds
                            50 South LaSalle Street
                               Chicago, IL 60675
                     -------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 557-2790
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                    Date of reporting period: March 31, 2005
                                              --------------

ITEM 1. REPORTS TO STOCKHOLDERS.
                                                                    EQUITY FUNDS

TABLE OF CONTENTS

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds' investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Performance calculations reflect fee waivers in effect. In absence of fee waivers, total return would have been reduced. Total return is based on net change in NAV assuming reinvestment of all dividends and distributions.

Performances of the Funds are compared to various market indices. Unlike a mutual fund, the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

This report contains certain forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management's predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in fund management strategies from those currently expected to be employed.

Northern Funds Distributors, LLC, not affiliated with Northern Trust.
--------------------------------------------------------------------------------
                                NOT FDIC INSURED

--------------------------------------------------------------------------------
                        May lose value/No bank guarantee

--------------------------------------------------------------------------------




 2      PORTFOLIO MANAGEMENT COMMENTARY
 16     STATEMENTS OF ASSETS AND LIABILITIES
 18     STATEMENTS OF OPERATIONS
 20     STATEMENTS OF CHANGES IN NET ASSETS
 23     FINANCIAL HIGHLIGHTS
        SCHEDULES OF INVESTMENTS
        37    GROWTH EQUITY FUND
        40    GROWTH OPPORTUNITIES FUND
        42    INCOME EQUITY FUND
        46    INTERNATIONAL EQUITY INDEX FUND
        61    INTERNATIONAL GROWTH EQUITY FUND
        63    LARGE CAP VALUE FUND
        65    MID CAP GROWTH FUND
        68    MID CAP INDEX FUND
        75    SELECT EQUITY FUND
        77    SMALL CAP GROWTH FUND
        79    SMALL CAP INDEX FUND
        106   SMALL CAP VALUE FUND
        117   STOCK INDEX FUND
        126   TECHNOLOGY FUND
 128    NOTES TO THE FINANCIAL STATEMENTS
 135    REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
 136    TAX INFORMATION
 137    FUND EXPENSES
 139    TRUSTEES AND OFFICERS
 144    FOR MORE INFORMATION

                               NORTHERN FUNDS ANNUAL REPORT    1    EQUITY FUNDS

EQUITY FUNDS
PORTFOLIO MANAGEMENT COMMENTARY


GROWTH EQUITY FUND

During the year, three factors caused considerable                       FUND MANAGERS
investor concern: the presidential election, the                                 JOHN B. LEO
persistent rise in energy prices and a trend toward                              With Northern Trust
higher interest rates. The election was settled                                  since 1984
definitively, removing the concern of a protracted
challenge to the results as well as any concern over
a possible change in the current administration. Equity
prices began a rally immediately after the election,                             ROBERT MITCHELL
eventually leading to the year's peak equity                                     With Northern Trust
prices in early March. Energy prices, however,                                   since 1988
have continued to rise. Higher fuel prices are likely to
impact consumer spending, as a larger portion of budgets goes
toward transportation and heating expenditures. The Federal              (PHOTO)
Reserve Board began raising short-term interest rates in June,           FUND STATISTICS
and even though this was signaled to be a gradual rise in
rates, there is concern that higher interest rates may
eventually slow economic growth.                                         INCEPTION DATE: April 1, 1994
                                                                         TOTAL NET ASSETS: $729 million
Another notable trend over the past 12 months was that                   NET ASSET VALUE: $15.64
companies with higher dividend rates tended to perform better            TICKER SYMBOL: NOGEX
than those with lower or no dividends. As our preference is              3-YEAR BETA: 0.92
for companies with higher growth rates that pay out less in              DIVIDEND SCHEDULE: Quarterly
dividends, we have been at a bit of a temporary disadvantage.
For the 12-month period ended March 31, 2005, the Fund provided
a total return of 4.93 percent. This modest return masks the             AVERAGE ANNUAL RETURNS PERIOD ENDED 3/31/05
volatility that occurred during the period and the wide                  ----------------------------------------------------
differences between individual company returns. The Fund's
performance lagged the 6.69 percent return of the S&P 500 Index.         ONE YEAR               4.93%
                                                                         FIVE YEAR             (6.22)%
During the year, we shifted our investments to reflect the               TEN YEAR               9.12%
new challenges. We increased our investments in the energy               SINCE INCEPTION        8.91%
sector, as it became apparent that prices -- and profits -- were headed higher. We reduced our investments in the technology
sector, as near-term demand appears somewhat limited, and we             ----------------------------------------------------
uncovered evidence that competition has made pricing difficult for many technology companies. The changes to the Fund's
holdings appear to be bearing fruit, as the Fund did outperform          Performance quoted represents past performance and
the benchmark in the second half of the fiscal year. We continue         does not guarantee future results. Investment return
to believe that the economy is still healthy, and while growth in        and principal value will fluctuate so that shares,
consumer spending may be somewhat limited, corporate and                 when redeemed, may be worth more or less than their
government spending is expected to be solid.                             original cost. Current performance may be lower or
                                                                         higher than that shown here. Performance data
                                                                         current to the most recent month-end is available at
                                                                         NORTHERNFUNDS.COM.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

---
     Growth Equity Fund
---
     S&P 500 Index

                       (LINE GRAPH)


                               GROWTH EQUITY FUND                S&P 500 INDEX
                               ------------------                -------------
 4/1/94                               10,000                         10,000
                                      10,686                         11,552
                                      13,390                         15,256
                                      14,962                         18,276
                                      22,151                         27,040
                                      27,634                         32,034
                                      35,261                         37,775
                                      25,661                         29,593
                                      25,342                         29,669
                                      18,689                         22,324
                                      24,371                         30,165
3/31/05                               25,573                         32,181


                                                The S&P 500 Index is the
                                                Standard and Poor's Composite
                                                Index of 500 stocks, a widely
                                                recognized, unmanaged index of
                                                common stock prices.

                                                The graph and table do not
                                                reflect the deduction of taxes
                                                that a shareholder would pay
                                                on fund distributions or the
                                                redemption of fund shares.

                                                Unlike the Index, the Fund's
                                                total returns are reduced
                                                by operating expenses, such as
                                                transaction costs and management
                                                fees.



EQUITY FUNDS    2   NORTHERN FUNDS ANNUAL REPORT

                                                                    EQUITY FUNDS
PORTFOLIO MANAGEMENT COMMENTARY

GROWTH OPPORTUNITIES FUND

The equity markets once again posted positive performance               FUND MANAGERS
for the  Fund's most recent fiscal year ended March 31,                           JOHN B. LEO
2005, though at a  less robust pace than during the prior                         With Northern Trust
12 months, given concerns over increases in energy costs                          since 1984
and interest rates as well as potentially higher inflation.
Throughout the period, we witnessed continued strength in
consumer spending as well as growing corporate outlays.
Against this backdrop, the Fund posted a gain of 4.67                             ANDREW FLYNN
percent for the fiscal year, outpacing the 3.91 percent                           With Northern Trust
gain for the Russell 2500 Growth Index.                                           since 1998

On the sector level, our underweight in technology                      (PHOTO)
contributed  positively to performance while our financials             FUND STATISTICS
underweight detracted slightly. Turning to stock selection,
our technology and consumer discretionary positions materially          INCEPTION DATE: September 26, 2000
outperformed the Index while our health care, industrials               TOTAL NET ASSETS: $8 million
and financials holdings lagged. Finally, on the industry                NET ASSET VALUE: $6.72
level our positions in leisure, communications equipment,               TICKER SYMBOL: NTGOX
electric utilities and semiconductors added to performance              3-YEAR BETA: 0.74
while holdings in commercial services, health care services,            DIVIDEND SCHEDULE: Annually
specialty retail and energy services lagged the Index.

Over the past 12 months we moderated our energy overweight              AVERAGE ANNUAL RETURNS PERIOD ENDED 3/31/05
and our  technology underweight and finished the period                 -------------------------------------------------
moderately overweight  energy, with a "market weight" in
technology. Within technology we favor more defensive areas             ONE YEAR              4.67%
such as data processing and continue to underweight the more            THREE YEAR            1.69%
cyclical areas including semiconductors, given our belief               SINCE INCEPTION      (8.41)%
that corporate technology spending will remain subdued
over the near term. We also ended the fiscal year with an
overweight in the consumer discretionary sector, favoring               -------------------------------------------------
gaming and leisure given continued robust consumer spending
in both industries. Within health care, we remain significantly         Performance quoted represents past performance
overweight supplies given their  greater predictability and             and does not guarantee future results. Investment
reasonable valuation. In contrast, we are underweight                   return and principal value will fluctuate so that
biotechnology and pharmaceuticals given an absence of                   shares, when redeemed, may be worth more or less
attractive opportunities in those areas. In managing the                than their original cost. Current performance may
Fund, we continue to follow a bottom-up approach, favoring              be lower or higher than that shown here.
high quality stocks that can exhibit consistent earnings                Performance data current to the most recent
growth regardless of the economic backdrop, and                         month-end is available at NORTHERNFUNDS.COM.
opportunistically adding names when valuations are attractive.

                                                                        Small- and mid-sized company stocks are generally
                                                                        riskier than large-company stocks due to greater
                                                                        volatility and less liquidity.

                                                                        IPOs may involve high volatility, low liquidity,
                                                                        and high transaction costs.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

---
    Growth Opportunities Fund

---
    Russell 2500 Growth Index

                                  (LINE GRAPH)

                         GROWTH OPPORTUNITIES FUND                    RUSSELL 2500 GROWTH INDEX
                         -------------------------                    -------------------------
 9/26/00                        10,000                                    10,000
                                 6,220                                     6,463
                                 6,398                                     6,984
                                 4,466                                     4,939
                                 6,428                                     7,876
 3/31/05                         6,729                                     8,184

                                                    The Russell 2500 Growth
                                                    Index is an unmanaged index
                                                    that tracks the performance
                                                    of those Russell 2500
                                                    companies with higher
                                                    price-to-book ratios and
                                                    higher forecasted growth
                                                    values.

                                                    The graph and table do not
                                                    reflect the deduction of
                                                    taxes that a shareholder
                                                    would pay on fund
                                                    distributions or the
                                                    redemption of fund shares.

                                                    Unlike the Index, the Fund's
                                                    total returns are reduced
                                                    by operating expenses, such
                                                    as transaction costs and
                                                    management fees.

                            NORTHERN FUNDS ANNUAL REPORT    3       EQUITY FUNDS

EQUITY FUNDS
PORTFOLIO MANAGEMENT COMMENTARY


INCOME EQUITY FUND

The 12-month period ended March 31, 2005 was generally benign             FUND MANAGER
from an economic standpoint, although causes for concern                          THEODORE T. SOUTHWORTH
began to emerge by the close. Real gross domestic product
growth was stable, with quarterly rates running between
three and four percent. The Consumer Price Index accelerated                      With Northern Trust
from a 1.7 percent annualized rate to an estimated three                          since 1984
percent, but did not reach worrisome levels overall. Raw
materials did become a concern, particularly the rise in                  (PHOTO)
the price of crude oil from roughly $31 to $55 per barrel.                FUND STATISTICS

The Fund posted a total return of 6.45 percent for the                    INCEPTION DATE: April 1,1994
12-month period, significantly better than the Merrill Lynch              TOTAL NET ASSETS: $344 million
All U.S. Convertibles Index, which returned 0.25 percent.                 NET ASSET VALUE: $12.11
Several factors contributed to the Fund's success. First                  TICKER SYMBOL: NOIEX
was an increased commitment to higher-quality, dividend-                  3-YEAR BETA (VS. S&P 500 INDEX): 0.43
paying common stocks, since such stocks performed better                  DIVIDEND SCHEDULE: Monthly
than the lower-quality issues underlying much of the
convertible universe. Our preference for a value strategy                 AVERAGE ANNUAL RETURNS PERIOD ENDED 3/31/05
over growth also helped. Within the benchmark, utilities                  ----------------------------------------------------
posted the highest return, followed by energy and materials.
The Fund's slight underweights in utilities and materials                 ONE YEAR              6.45%
were not enough to materially hurt performance, since these               FIVE YEAR             3.68%
sectors each had less than a five percent weighting within                TEN YEAR              9.99%
the Fund. However, our decisions to overweight energy, the                SINCE INCEPTION       9.26%
second best performer, but underweight technology, the
single worst performing and largest sector, had a much                    ----------------------------------------------------
greater positive impact.
                                                                          Performance quoted represents past performance and
During the period, the total market value of the benchmark                does not guarantee future results. Investment
Index declined about 14.5 percent, from $311.6 billion to                 return and principal value will fluctuate so that
$266.4 billion. This reflects both anemic new issuance and                shares, when redeemed, may be worth more or less
a high rate of calls and retirements. In addition, the                    than their original cost. Current performance may be
influx of money to hedge funds using convertible strategies               lower or higher than that shown here. Performance
has shown signs of reversing. This has reduced demand at a                data current to the most recent month-end is
time when corporate balance sheets seem to be less in need                available at NORTHERNFUNDS.COM.
of this source of capital. The result has been fewer
attractive purchase opportunities and less liquid
secondary markets for convertibles. Finally, the change in tax rates favoring dividend income means that straight dividend-paying common stocks are more competitive for taxable buyers, since most convertible payouts are fully taxed.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

---
     Income Equity Fund
---
     Merrill Lynch All U.S.
     Convertibles Index

                                  (LINE GRAPH)

                                                           MERRILL LYNCH ALL U.S.
              INCOME EQUITY FUND                            CONVERTIBLES INDEX
            ------------------------                    --------------------------
 4/1/94             10,000                                      10,000
                    10,221                                      10,325
                    12,312                                      12,853
                    14,083                                      14,035
                    18,453                                      18,165
                    18,565                                      19,214
                    22,111                                      27,521
                    20,443                                      21,510
                    21,834                                      21,664
                    20,139                                      20,608
                    24,890                                      26,493
3/31/05             26,494                                      26,561



                                                      The Merrill Lynch
                                                      All U.S. Convertible's
                                                      Index is an unmanaged
                                                      index consisting of
                                                      convertible securities
                                                      of all investment grades.

                                                      The graph and table do
                                                      not reflect the deduction
                                                      of taxes that a
                                                      shareholder would pay on
                                                      fund distributions or the
                                                      redemption of fund shares.

                                                      Unlike the Index, the
                                                      Fund's total returns are
                                                      reduced by operating
                                                      expenses, such as
                                                      transaction costs
                                                      and management fees.


EQUITY FUNDS    4       NORTHERN FUNDS ANNUAL REPORT

                                                        EQUITY FUNDS
PORTFOLIO MANAGEMENT COMMENTARY

INTERNATIONAL EQUITY INDEX FUND

This Fund commenced operations on March 22, 2005.                   FUND MANAGER
                                                                               STEVEN R. WETTER

                                                                               With Northern Trust
                                                                               since 2003

                                                                    (PHOTO)
                                                                    FUND STATISTICS

                                                                    INCEPTION DATE: March 22, 2005
                                                                    TOTAL NET ASSETS: $270 million
                                                                    NET ASSET VALUE: $9.81
                                                                    TICKER SYMBOL: NOINX
                                                                    DIVIDEND SCHEDULE: Annually

                                                                    TOTAL RETURN PERIOD ENDED 3/31/05
                                                                    ----------------------------------------------------

                                                                    SINCE INCEPTION    (1.90)%

                                                                    ----------------------------------------------------

                                                                    Performance quoted represents past performance and
                                                                    does not guarantee future results. Investment
                                                                    return and principal value will fluctuate so that
                                                                    shares, when redeemed, may be worth more or less
                                                                    than their original cost. Current performance may be
                                                                    lower or higher than that shown here. Performance
                                                                    data current to the most recent month-end is
                                                                    available at NORTHERNFUNDS.COM.

                                                                    Foreign securities may involve additional risks,
                                                                    including social and political instability, reduced
                                                                    market liquidity, and currency volatility.


                            NORTHERN FUNDS ANNUAL REPORT    5       EQUITY FUNDS

EQUITY FUNDS
PORTFOLIO MANAGEMENT COMMENTARY


INTERNATIONAL GROWTH EQUITY FUND

International equities continued to produce strong returns                  FUND MANAGERS
during the 12-month period ended March 31, 2005. The                                        STEVEN DOWDS
International Growth Equity Fund returned 13.05 percent for
the period, trailing the 15.06 percent total return of its                                  With Northern Trust
benchmark, the MSCI EAFE(R) Index. The broad market average                                 since 2004 (not pictured)
made little progress over the second and third quarters of
2004, as the upsurge in corporate earnings seen in the                                      RICHARD ROTHWELL
previous two years subsided and the impact of higher oil
prices dampened market sentiment. Global markets staged a                                   DIANE JONES
strong rally during the fourth quarter of 2004, boosted by                                  With Northern Trust
the resolution of the U.S. election in November. Markets                                    since 2002
weakened toward the end of the period, however, as concerns
rose about inflation and the potential for larger-than-                     (PHOTO)
expected interest rate increases in the United States.                      FUND STATISTICS
Europe and Asia ex-Japan outperformed, while Japan lagged.
                                                                            INCEPTION DATE: April 1, 1994
Broader macroeconomic factors remained a key focus for                      TOTAL NET ASSETS: $1.3 billion
international markets, as dollar weakness continued                         NET ASSET VALUE: $10.51
relative to the euro and the oil price rose sharply as a                    TICKER SYMBOL: NOIGX
result of ongoing geopolitical instability. While corporate                 3-YEAR BETA: 0.94
earnings were strong, with the high oil price benefiting the                DIVIDEND SCHEDULE: Annually
energy sector and pricing power returning to the materials
and chemicals sectors, the associated higher input costs                    AVERAGE ANNUAL RETURNS PERIOD ENDED 3/31/05
proved a drag on manufacturing sectors. In addition, the                    ----------------------------------------------------
weak U.S. currency has led to a sell-off in sectors with
a high dollar exposure.                                                     ONE YEAR              13.05%
                                                                            FIVE YEAR             (2.78)%
The Fund maintained an overweight toward Japanese equities,                 TEN YEAR               5.66%
anticipating that increasingly favorable fundamental                        SINCE INCEPTION        4.87%
valuations and the benefits of corporate restructuring
would be reflected in rising share prices. However, the                     ----------------------------------------------------
market suffered from disappointing macroeconomic headlines
which negatively affected some of the Fund's holdings - the                 Performance quoted represents past performance and
main reason behind the Fund's underperformance against the                  does not guarantee future results. Investment
benchmark.                                                                  return and principal value will fluctuate so that
                                                                            shares, when redeemed, may be worth more or less
During the year, we increased the Fund's weighting in the                   than their original cost. Current performance may
materials, media and financial sectors. We recently                         be lower or higher than that shown here. Performance
increased exposure to the Japanese market as well. Overall,                 data current to the most recent month-end is
we retain a broadly pro-cyclical stance in light of                         available at NORTHERNFUNDS.COM.
current economic indicators.
                                                                            Foreign securities may involve additional risks,
                                                                            including social and political instability, reduced
                                                                            market liquidity, and currency volatility.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

---
    International Growth
    Equity Fund
---
    MSCI EAFE Index

                                  (LINE GRAPH)

                        INTERNATIONAL GROWTH EQUITY FUND   MSCI EAFE INDEX
                        --------------------------------   ---------------
 4/1/94                        10,000                          10,000
                                9,730                          10,608
                               10,570                          11,915
                               10,849                          12,089
                               13,163                          14,338
                               14,884                          15,208
                               19,425                          19,023
                               14,239                          14,105
                               12,516                          12,906
                                9,517                           9,909
                               14,920                          15,608
3/31/05                        16,868                          17,969

                                                    The MSCI EAFE Index is the
                                                    Morgan Stanley Capital
                                                    International Europe,
                                                    Australasia and Far East
                                                    Index, an unmanaged index
                                                    that tracks the performance
                                                    of selected equity
                                                    securities in Europe,
                                                    Australia, Asia and the Far
                                                    East.

                                                    The graph and table do not
                                                    reflect the deduction of
                                                    taxes that a shareholder
                                                    would pay on fund
                                                    distributions or the
                                                    redemption of fund shares.

                                                    Unlike the Index, the Fund's
                                                    total returns are reduced by
                                                    operating expenses, such as
                                                    transaction costs and
                                                    management fees.


EQUITY FUNDS    6       NORTHERN FUNDS ANNUAL REPORT

                                                                    EQUITY FUNDS
PORTFOLIO MANAGEMENT COMMENTARY

LARGE CAP VALUE FUND

The U.S. stock market posted a modest return during the                    FUND MANAGERS
12-month period ended March 31, 2005. During the period,                                   STEPHEN K. KENT, JR.
uncertainties caused by higher interest rates, rising                                      BETSY TURNER
inflation and decelerating corporate profit growth                                         STEPHEN G. ATKINS
began to weigh heavy on investors' minds. As a result
of these concerns, most stock market indices came in                                       With Northern Trust
with returns in the mid-single digits. Due to sharply                                      since 2000
higher oil and gas prices, energy was the best
performing sector of the market during the past fiscal                     (PHOTO)
year, followed by utilities. The poorest performing                        FUND STATISTICS
sector was information technology, followed by financial
services. Historically, these two sectors have struggled                   INCEPTION DATE: August 3, 2000
when interest rates increase.                                              TOTAL NET ASSETS: $1.2 billion
                                                                           NET ASSET VALUE: $13.44
The Fund is constructed in accordance with our value                       TICKER SYMBOL: NOLVX
discipline, which stresses large-capitalization, high                      3-YEAR BETA: 0.90
quality companies that offer above-average dividend                        DIVIDEND SCHEDULE: Annually
yields. Within this blue chip universe of stocks, we
seek out companies that offer both compelling                              AVERAGE ANNUAL RETURNS PERIOD ENDED 3/31/05
valuations and strong catalysts for future appreciation.                   ----------------------------------------------------
During the 12-month period ended March 31, 2005, the Fund
returned 7.31 percent, compared to a 9.24 percent total                    ONE YEAR             7.31%
return for the S&P 500/Barra Value Index. The primary                      THREE YEAR           5.78%
reason for the Fund's underperformance during the period                   SINCE INCEPTION      7.59%
was our overweight in large-cap pharmaceutical stocks such
as Merck. The entire pharmaceutical industry is under                      ----------------------------------------------------
pressure due to concerns over the loss of patent
exclusivity on many of the drugs it produces. The Fund was                 Performance quoted represents past performance and
also hurt by the underperformance of Marsh McLennan, the                   does not guarantee future results. Investment
insurance broker, which was the subject of an investigation                return and principal value will fluctuate so that
by New York Attorney General Eliot Spitzer for questionable                shares, when redeemed, may be worth more or less
business practices. Both Merck and Marsh McLennan were                     than their original cost. Current performance may be
subsequently sold out of the Fund.                                         lower or higher than that shown here. Performance
                                                                           data current to the most recent month-end is
The Fund's performance was helped by its underweight in                    available at NORTHERNFUNDS.COM.
financial services and overweight in industrials. Besides
Merck and Marsh McLennan, other notable sales included
J.C. Penney, Royal Caribbean and Dow Chemical. We sold
all three of these stocks at sizable long-term gains. New
additions to the Fund included Albertsons, Bristol-Myers,
Nokia and Exxon Mobil. These new purchases are consistent
with our philosophy of selecting high quality, dividend-
paying stocks that we believe are trading well below their
intrinsic value.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

---
    Large Cap Value Fund
---
    S&P 500/Barra Value Index

                                  (LINE GRAPH)

                             LARGE CAP VALUE FUND    S&P 500 / BARRA VALUE INDEX
                             --------------------    ---------------------------
 8/3/00                           10,000                     10,000
                                  11,014                     10,134
                                  11,879                      9,699
                                   9,141                      7,158
                                  13,101                     10,319
3/31/05                           14,060                     11,274


                                                            The S&P 500/Barra
                                                            Value Index is an
                                                            unmanaged index that
                                                            tracks 250 companies
                                                            that are generally
                                                            representatives of
                                                            the U.S. market for
                                                            large-cap value
                                                            stocks.

                                                            The graph and table
                                                            do not reflect the
                                                            deduction of taxes
                                                            that a shareholder
                                                            would pay on fund
                                                            distributions or the
                                                            redemption of fund
                                                            shares.

                                                            Unlike the Index,
                                                            the Fund's total
                                                            returns are reduced
                                                            by operating
                                                            expenses, such as
                                                            transaction costs
                                                            and management fees.


                            NORTHERN FUNDS ANNUAL REPORT    7       EQUITY FUNDS

EQUITY FUNDS
PORTFOLIO MANAGEMENT COMMENTARY

MID CAP GROWTH FUND

The market for mid-cap stocks continued to advance in the             FUND MANAGERS
fiscal year ended March 31, 2005, but at a significantly                              ANDREW FLYNN
slower pace than during the previous fiscal year due to
concerns over higher energy prices, increasing inflation                              With Northern Trust
and rising interest rates. Economic growth was steady                                 since 1998
throughout the year, led by a rebound in corporate
spending and ongoing strength in consumer spending.                                   DEBORAH L. KOCH
However, lagging employment growth, higher energy and
interest rates and slowing corporate profit growth have                               With Northern Trust
raised concerns about the sustainability of economic                                  since 2003
growth and have led to the recent market turbulence.
                                                                      (PHOTO)
Against this backdrop, the Fund posted a gain of 3.53                 FUND STATISTICS
percent for the fiscal year, trailing the 8.31 percent
gain of the Russell Midcap Growth Index. Adverse health               INCEPTION DATE: March 31, 1998
care stock selection, a cyclical positioning in the first             TOTAL NET ASSETS: $312 million
half of the year and continued outperformance of lower-               NET ASSET VALUE: $12.91
quality over high-quality stocks accounted for the gap in             TICKER SYMBOL: NOMCX
performance versus the Index. Midway through the year we              3-YEAR BETA: 0.77
shifted away from companies that are the most exposed to              DIVIDEND SCHEDULE: Quarterly
the economic cycle, and toward stocks with more consistent
earnings growth, a strategy which we continue to embrace.             AVERAGE ANNUAL RETURNS PERIOD ENDED 3/31/05
On the sector level, our overweight exposure to energy                ----------------------------------------------------
contributed positively to performance, as did our holdings
in the oil and gas, electrical equipment, leisure, and                ONE YEAR              3.53%
airfreight and logistics industries. Conversely, our                  THREE YEAR            3.48%
positions in the health care services, pharmaceuticals,               FIVE YEAR            (8.66)%
computers and household durables industries detracted                 SINCE INCEPTION       6.51%
from performance.
                                                                      ----------------------------------------------------
At the close of the fiscal year, we remained overweighted
in the energy, industrials and, to a lesser degree,                   Performance quoted represents past performance
consumer discretionary sectors. We continue to follow                 and does not guarantee future results. Investment
a bottom-up approach, favoring high-quality stocks                    return and principal value will fluctuate so that
that can exhibit consistent earnings growth regardless                shares, when redeemed, may be worth more or less
of the economic backdrop, and are opportunistically adding            than their original cost. Current performance may
names when valuations are attractive. In the most recent              be lower or higher than that shown here. Performance
quarter, high-quality stocks outperformed lower-quality               data current to the most recent month-end is
issues for the first time since the economic recovery began           available at NORTHERNFUNDS.COM.
18 months ago, a trend that will benefit the Fund if it
continues.                                                            Mid-sized company stocks are generally more volatile
                                                                      than large-company stocks.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

---
    Mid Cap Growth Fund
---
    Russell Midcap Growth Index

                                  (LINE GRAPH)

                              MID CAP GROWTH FUND    RUSSELL MIDCAP GROWTH INDEX
                             -------------------     ---------------------------
 3/31/98                            10,000                      10,000
                                    11,720                      10,889
                                    24,455                      19,296
                                    13,347                      10,532
                                    14,034                      11,028
                                    10,926                       8,149
                                    15,022                      12,194
 3/31/05                            15,552                      13,208

                                                    The Russell Midcap Growth
                                                    Index is an unmanaged index
                                                    that tracks the performance
                                                    of those Russell Micap
                                                    companies with higher
                                                    price-to-book ratios and
                                                    higher forecasted growth
                                                    values.

                                                    The graph and table do not
                                                    reflect the deduction of
                                                    taxes that a shareholder
                                                    would pay on fund
                                                    distributions or the
                                                    redemption of fund shares.

                                                    Unlike the Index, the Fund's
                                                    total returns are reduced by
                                                    operating expenses, such as
                                                    transaction costs and
                                                    management fees.

EQUITY FUNDS    8       NORTHERN FUNDS ANNUAL REPORT

                                                                    EQUITY FUNDS
PORTFOLIO MANAGEMENT COMMENTARY

MID CAP INDEX FUND

This Fund commenced operations on March 22, 2005.               FUND MANAGER
                                                                                JAMES B. FRANCIS

                                                                                With Northern Trust
                                                                                since 2005

                                                                (PHOTO)
                                                                FUND STATISTICS

                                                                INCEPTION DATE: March 22, 2005
                                                                TOTAL NET ASSETS: $102 million
                                                                NET ASSET VALUE: $9.94
                                                                TICKER SYMBOL: NOMIX
                                                                DIVIDEND SCHEDULE: Annually

                                                                TOTAL RETURN PERIOD ENDED 3/31/05
                                                                ----------------------------------------------------

                                                                SINCE INCEPTION       (0.50)%

                                                                ----------------------------------------------------

                                                                Performance quoted represents past performance
                                                                and does not guarantee future results. Investment
                                                                return and principal value will fluctuate so that
                                                                shares, when redeemed, may be worth more or less
                                                                than their original cost. Current performance may be
                                                                lower or higher than that shown here. Performance
                                                                data current to the most recent month-end is
                                                                available at NORTHERNFUNDS.COM.

                                                                Mid-sized company stocks are generally more volatile
                                                                than large-company stocks.



                            NORTHERN FUNDS ANNUAL REPORT    9       EQUITY FUNDS

EQUITY FUNDS
PORTFOLIO MANAGEMENT COMMENTARY

SELECT EQUITY FUND

The Fund provided a total return of 1.76 percent for the          FUND MANAGER
fiscal year, outperforming its benchmark, the Russell                             ROBERT N. STREED
1000 Growth Index, which returned 1.16 percent. Our
focus on companies with improving business trends whose                           With Northern Trust
stocks are performing well was critical in generating                             since 1990
this success. The market also began to view better
quality companies more favorably, which fits our                  (PHOTO)
investment style.                                                 FUND STATISTICS

With respect to sectors, we overweighted energy, which            INCEPTION DATE: April 6, 1994
helped our returns as oil prices rose last year,                  TOTAL NET ASSETS: $307 million
generating strong profit growth for those companies.              NET ASSET VALUE: $18.11
Our overweight position in consumer staples was                   TICKER SYMBOL: NOEQX
beneficial as well, thanks to improving trends in the             3-YEAR BETA: 0.66
drugstore business, and acquisition activity. The                 DIVIDEND SCHEDULE: Annually
largest contributor to performance relative to our
benchmark was the underweighting of information                   AVERAGE ANNUAL RETURNS PERIOD ENDED 3/31/05
technology stocks. The sector as a whole performed                ----------------------------------------------------
poorly due to high price-earnings multiples and
lackluster business trends. On the individual security            ONE YEAR               1.76%
level, our largest positive and negative contributions            FIVE YEAR            (10.13)%
to performance both came from technology stocks serving           TEN YEAR              10.14%
consumer markets - Apple Computer and Electronic Arts,            SINCE INCEPTION        9.97%
respectively. Newmont Mining was disappointing as it
performed poorly and caused the materials sector to               ----------------------------------------------------
generate the largest negative sector contribution. Our
performance attribution analysis shows that both our              Performance quoted represents past performance and
sector weightings and stock selection added value                 does not guarantee future results. Investment
overall.                                                          return and principal value will fluctuate so that
                                                                  shares, when redeemed, may be worth more or less
The largest weighting changes from the previous fiscal            than their original cost. Current performance may be
year were an increase in exposure to health care stocks           lower or higher than that shown here. Performance
and a reduction in exposure to the information technology         data current to the most recent month-end is
sector. We find the business trends in technology to be           available at NORTHERNFUNDS.COM.
mixed and for the most part disappointing. Trends in the
health care sector are uneven as well. Hospital, HMO and
service industries are performing well while several
pharmaceutical companies face a litany of problems. We
continue to rely on our sell discipline to reduce
exposure to poor performing holdings. Following these
rules tends to increase portfolio turnover as we are
reluctant to hold large amounts of cash. However, we
believe reducing exposure to troubled holdings helps
performance. In the latter part of the fiscal year, we
materially reduced our holdings of stocks with very high
price-earnings multiples, as we felt the risk versus
return characteristics of these stocks were unattractive.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

---
    Select Equity Fund
---
    Russell 1000 Growth Index

                                  (LINE GRAPH)

                               SELECT EQUITY FUND      RUSSELL 1000 GROWTH INDEX
                               ------------------      -------------------------
4/6/94                             10,000                       10,000
                                   10,818                       11,761
                                   13,601                       15,523
                                   15,724                       18,236
                                   23,544                       27,255
                                   30,320                       34,914
                                   48,445                       46,828
                                   31,334                       26,823
                                   30,527                       26,287
                                   23,196                       19,250
                                   27,917                       25,447
3/31/05                            28,408                       25,745

                                                    The Russell 1000 Growth
                                                    Index is an unmanaged index
                                                    that tracks the performance
                                                    of those Russell 1000
                                                    companies with higher
                                                    price-to-book ratios and
                                                    higher forecasted growth
                                                    values.

                                                    The graph and table do not
                                                    reflect the deduction of
                                                    taxes that a shareholder
                                                    would pay on fund
                                                    distributions or the
                                                    redemption of fund shares.

                                                    Unlike the Index, the Fund's
                                                    total returns are reduced by
                                                    operating expenses, such as
                                                    transaction costs and
                                                    management fees.


EQUITY FUNDS    10      NORTHERN FUNDS ANNUAL REPORT

                                                                    EQUITY FUNDS
PORTFOLIO MANAGEMENT COMMENTARY

SMALL CAP GROWTH FUND

For the Fund's most recent fiscal year ended March                 FUND MANAGERS
31, 2005, small-capitalization stocks posted their                                 JOHN B. LEO
second straight 12-month advance, though at a level
below that of the prior fiscal year given investor                                 With Northern Trust
concerns over higher energy prices, rising interest                                since 1984
rates and potentially higher inflation. Continued
strength in consumer spending and corporate outlays                                ANDREW FLYNN
boosted market performance throughout the 12-month
period. Against this backdrop the Fund posted a gain                               With Northern Trust
of 5.41 percent for the fiscal year, well ahead of the                             since 1998
0.87 percent total return of the Russell 2000 Growth
Index.                                                             (PHOTO)
                                                                   FUND STATISTICS
On a sector level, the Fund's overweight in energy and
underweight in technology contributed positively to                INCEPTION DATE: September 30, 1999
performance while an underweight in financials                     TOTAL NET ASSETS: $74 million
detracted slightly. Turning to stock selection, our                NET ASSET VALUE: $10.32
positions in four sectors - consumer discretionary,                TICKER SYMBOL: NSGRX
financials, materials and health care - outperformed               3-YEAR BETA: 0.71
the Index while our industrials holdings lagged.                   DIVIDEND SCHEDULE: Annually
Finally, on an industry level our positions in the
biotechnology, oil and gas exploration, leisure and                AVERAGE ANNUAL RETURNS PERIOD ENDED 3/31/05
diversified financial services industries added to                 ----------------------------------------------------
performance while holdings in commercial services,
communications equipment and Internet software lagged              ONE YEAR             5.41%
the Index.                                                         THREE YEAR           2.51%
                                                                   FIVE YEAR           (8.32)%
While we moderated the Fund's energy overweight and                SINCE INCEPTION      4.34%
technology underweight during the past 12 months, the
Fund finished the period materially overweight energy              ----------------------------------------------------
and underweight technology. Within technology we favor
more defensive areas such as data processing and                   Performance quoted represents past performance and
continue to underweight the more cyclical areas such               does not guarantee future results. Investment
as semiconductors, given our belief that corporate                 return and principal value will fluctuate so that
technology spending will remain restrained over the                shares, when redeemed, may be worth more or less
near term. We ended the fiscal year with a material                than their original cost. Current performance may be
overweight in the consumer discretionary sector as well,           lower or higher than that shown here. Performance
favoring gaming and leisure because of continued robust            data current to the most recent month-end is
consumer spending in both industries. Within health care           available at NORTHERNFUNDS.COM.
we remain significantly overweight in health care
services and supplies given their greater predictability           Small-company stocks are generally riskier than
and reasonable valuations. By contrast, we are underweight         large-company stocks due to greater volatility and
in biotechnology and pharmaceuticals given an absence of           less liquidity.
attractive small-cap growth opportunities in those areas.
In managing the Fund, we continue to follow a bottom-up
approach, favoring high-quality stocks that can exhibit
consistent earnings growth regardless of the economic
backdrop, and are opportunistically adding names when
valuations are attractive.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

---
    Small Cap Growth Fund
---
    Russell 2000 Growth Index

                                  (LINE GRAPH)

                             SMALL CAP GROWTH FUND     RUSSELL 2000 GROWTH INDEX
                             ---------------------     -------------------------
9/30/99                            10,000                        10,000
                                   19,305                        14,577
                                   11,316                         8,774
                                   11,607                         9,208
                                    8,166                         6,295
                                   11,861                        10,272
3/31/05                            12,503                        10,362












                                                    The Russell 2000 Growth
                                                    Index is an unmanaged index
                                                    that tracks the performance
                                                    of those Russell 2000
                                                    companies with higher
                                                    price-to-book ratios and
                                                    higher forecasted growth
                                                    values.

                                                    The graph and table do not
                                                    reflect the deduction of
                                                    taxes that a shareholder
                                                    would pay on fund
                                                    distributions or the
                                                    redemption of fund shares.

                                                    Unlike the Index, the Fund's
                                                    total returns are reduced by
                                                    operating expenses, such as
                                                    transaction costs and
                                                    management fees.

                            NORTHERN FUNDS ANNUAL REPORT    11      EQUITY FUNDS

EQUITY FUNDS
PORTFOLIO MANAGEMENT COMMENTARY

SMALL CAP INDEX FUND

Small-capitalization stocks, as represented by the                 FUND MANAGER
Russell 2000 Index, the Fund's benchmark, returned                                 JAMES B. FRANCIS
5.41 percent during the 12-month period ended
March 31, 2005. In comparison, large-capitalization                                With Northern Trust
stocks, as measured by the S&P 500 Index, returned                                 since 2005
6.69 percent during the period. As designed, the
Fund's performance closely tracked that of the Russell             (PHOTO)
2000 Index, returning 4.74 percent. Differences in                 FUND STATISTICS
returns were driven by transaction costs and Fund
expenses.                                                          INCEPTION DATE: September 3, 1999
                                                                   TOTAL NET ASSETS: $359 million
As of March 31, 2005, the market capitalization of                 NET ASSET VALUE: $9.71
companies in the Russell 2000 Index ranged from $27                TICKER SYMBOL: NSIDX
million to $6.5 billion. The median company size was               3-YEAR BETA: 1.00
$523 million, while the average company size was $665              DIVIDEND SCHEDULE: Annually
million. The total market capitalization of the Russell
2000 Index represented 8.5 percent of the Russell 3000             AVERAGE ANNUAL RETURNS PERIOD ENDED 3/31/05
Index's market capitalization as of March 31. The                  ----------------------------------------------------
information technology sector, which represented 16.44
percent of the Russell 2000 Index as of March 31, was              ONE YEAR               4.74%
the worst performing sector, returning -13.89 percent              THREE YEAR             7.25%
for the 12-month period. The energy sectr, which                   FIVE YEAR              3.43%
represented 6.60 percent of the Russell 2000 on March              SINCE INCEPTION        7.00%
31, was the best performing sector, returning 59.53
percent for the 12-month period.                                   ----------------------------------------------------

The annual Russell reconstitution occurred at the end              Performance quoted represents past performance and
of June 2004. After the Russell 2000 Index was                     does not guarantee future results. Investment
reconstituted, the financial services sector posted                return and principal value will fluctuate so that
the largest increase in sector weights while the                   shares, when redeemed, may be worth more or less
producer durables sector posted the greatest decline               than their original cost. Current performance may be
in sector weights. Going forward, we will continue                 lower or higher than that shown here. Performance
to follow a passive strategy designed to provide                   data current to the most recent month-end is
returns that approximate those of the benchmark                    available at NORTHERNFUNDS.COM.
Index.
                                                                   Small-company stocks are generally riskier than
                                                                   large-company stocks due to greater volatility and
                                                                   less liquidity.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

---
    Small Cap Index Fund
---
    Russell 2000 Index

                                  (LINE GRAPH)

                             SMALL CAP INDEX FUND         RUSSELL 2000 INDEX
                             --------------------         ------------------
9/3/99                             10,000                         10,000
                                   12,322                         12,686
                                   10,465                         10,741
                                   11,823                         12,243
                                    8,573                          8,942
                                   13,926                         14,649
3/31/05                            14,586                         15,440

                                                    The Russell 2000 Index is an
                                                    unmanaged index that tracks
                                                    the performance of the 2,000
                                                    smallest of the 3,000
                                                    largest U.S. companies,
                                                    based on market
                                                    capitalization.

                                                    The graph and table do not
                                                    reflect the deduction of
                                                    taxes that a shareholder
                                                    would pay on fund
                                                    distributions or the
                                                    redemption of fund shares.

                                                    Unlike the Index, the Fund's
                                                    total returns are reduced by
                                                    operating expenses, such as
                                                    transaction costs and
                                                    management fees.

EQUITY FUNDS    12      NORTHERN FUNDS ANNUAL REPORT

                                                                    EQUITY FUNDS
PORTFOLIO MANAGEMENT COMMENTARY

SMALL CAP VALUE FUND

The Small Cap Value Fund enjoyed another positive                 FUND MANAGER
fiscal year as small-capitalization stocks once                                   ROBERT H. BERGSON
again outperformed the large-cap segment of the
market. By continuing to focus on high-quality,                                   With Northern Trust
reasonably valued small-cap stocks, the Fund, up                                  since 1997
13.11 percent during the 12-month period ended
March 31, 2005, outperformed its benchmark, the                   (PHOTO)
Russell 2000 Value Index, which returned 9.79                     FUND STATISTICS
percent. The Fund's stock selection methodology
accounted for the remainder. Although small-cap                   INCEPTION DATE: April 1, 1994
"value" stocks tended to outperform as a group,                   TOTAL NET ASSETS: $482 million
simply holding a set of inexpensive, high-quality                 NET ASSET VALUE: $15.15
stocks would not have produced outperformance.                    TICKER SYMBOL: NOSGX
"Momentum" strategies also had periods of                         3-YEAR BETA: 0.90
significantly positive performance during the                     DIVIDEND SCHEDULE: Annually
period, when some lower-quality stocks rallied. Our
multi-factor stock selection strategy successfully                AVERAGE ANNUAL RETURNS PERIOD ENDED 3/31/05
navigated these choppy periods, while our portfolio               ----------------------------------------------------
construction and risk control techniques mitigated the
negative effects of widely varying factor and sector              ONE YEAR              13.11%
performance.                                                      FIVE YEAR             12.05%
                                                                  TEN YEAR              13.35%
Our focus on reasonably priced, high earning small                SINCE INCEPTION       12.13%
companies was most successful in sectors containing
the fewest number of such stocks. The Fund's stock                ----------------------------------------------------
selection was effective within the technology sector,
where we were highly selective. In the period's                   Performance quoted represents past performance and
challenging market environment, our focus on                      does not guarantee future results. Investment
earnings quality was beneficial, although by itself               return and principal value will fluctuate so that
earnings quality would not have been sufficient to                shares, when redeemed, may be worth more or less
correctly position all sectors. Within the fast-moving            than their original cost. Current performance may be
energy sector - the period's best performer - the                 lower or higher than that shown here. Performance
Fund's slight sector overweight could not overcome                data current to the most recent month-end is
weak stock selection. In general, we saw investor                 available at NORTHERNFUNDS.COM.
sentiment shift from energy companies with the least
amount of earnings certainty, toward companies with               Small-company stocks are generally riskier than
better historical earnings growth and prospects                   large-company stocks due to greater volatility and
for continued growth. Finally, we perceived a lessening           less liquidity.
of interest in the smallest companies within the Index.
However, the Fund's stock selection methodology enabled
us to avoid the worst performers within the smallest
stocks, contributing significantly to Fund returns.

The management team continues to monitor market conditions and to apply our quantitative stock selection methodology to maintain a broadly diversified portfolio of small-capitalization stocks, implementing portfolio adjustments throughout the year while minimizing transaction costs.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

---
    Small Cap Value Fund
---
    Russell 2000 Value Index

                                  (LINE GRAPH)

                        SMALL CAP VALUE FUND           RUSSELL 2000 VALUE INDEX
                        --------------------           ------------------------
4/1/94                         10,000                           10,000
                               10,060                           10,351
                               12,474                           13,102
                               14,031                           15,195
                               20,035                           21,751
                               15,336                           16,960
                               19,938                           19,208
                               19,790                           22,945
                               24,661                           28,393
                               19,541                           21,781
                               31,136                           35,828
3/31/05                        35,219                           39,333

                                                    The Russell 2000 Value Index
                                                    is an unmanaged index that
                                                    tracks the performance of
                                                    those Russell 2000 companies
                                                    with lower price-to-book
                                                    ratios and lower forecasted
                                                    growth values.

                                                    The graph and table do not
                                                    reflect the deduction of
                                                    taxes that a shareholder
                                                    would pay on fund
                                                    distributions or the
                                                    redemption of fund shares.

                                                    Unlike the Index, the Fund's
                                                    total returns are reduced by
                                                    operating expenses, such as
                                                    transaction costs and
                                                    management fees.

                            NORTHERN FUNDS ANNUAL REPORT    13      EQUITY FUNDS

EQUITY FUNDS
PORTFOLIO MANAGEMENT COMMENTARY

STOCK INDEX FUND

Large-capitalization stocks, as represented by the                       FUND MANAGER
S&P 500 Index, the Fund's benchmark, returned 6.69                                       JAMES B. FRANCIS
percent during the 12-month period ended March 31,
2005. For the period, large-capitalization stocks                                        With Northern Trust
underperformed mid-cap stocks, as measured by the                                        since 2005
S&P Midcap 400 Index, which returned 10.44 percent.
Large-cap stocks did outperform small-cap stocks, as                     (PHOTO)
measured by the Russell 2000 Index, which returned                       FUND STATISTICS
5.41 percent. The Fund's 6.20 percent total return
closely tracked the S&P 500 Index, with differences                      INCEPTION DATE: October 7, 1996
in returns driven by transaction costs and Fund                          TOTAL NET ASSETS: $392 million
expenses.                                                                NET ASSET VALUE: $14.57
                                                                         TICKER SYMBOL: NOSIX
Financials and information technology constituted                        3-YEAR BETA: 1.00
the Fund's largest sector positions at 19.81 percent                     DIVIDEND SCHEDULE: Quarterly
and 15.10 percent, respectively, as of March 31.
During the 12-month period, energy was the best                          AVERAGE ANNUAL RETURNS PERIOD ENDED 3/31/05
performing sector within the Index, returning 47.05                      ----------------------------------------------------
percent. Information technology was the worst
performing sector, returning -2.53 percent. There were                   ONE YEAR              6.20%
20 additions and 20 deletions to the S&P 500 Index                       THREE YEAR            2.18%
during the period. These changes were incorporated                       FIVE YEAR            (3.66)%
into the Fund to maintain proper tracking. Regular                       SINCE INCEPTION       7.35%
quarterly share rebalances took place within the
Index in December, March, June and September, and these                  ----------------------------------------------------
changes were incorporated into the Fund as well. On
March 18, 2005, the first phase of Standard & Poor's                     Performance quoted represents past performance and
"free-float adjustment" - their new program designed to                  does not guarantee future results. Investment
exclude from the S&P 500 Index closely held shares that                  return and principal value will fluctuate so that
aren't actively traded - was implemented; accordingly,                   shares, when redeemed, may be worth more or less
we executed the adjustments within the Fund.                             than their original cost. Current performance may be
                                                                         lower or higher than that shown here. Performance
As designed, the Fund's return closely tracked that of                   data current to the most recent month-end is
the S&P 500 Index. Going forward, we will continue to                    available at NORTHERNFUNDS.COM.
follow a passive strategy designed to provide returns
that approximate those of the benchmark Index.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

---
    Stock Index Fund
---
    S&P 500 Index

                             (LINE GRAPH)

               STOCK INDEX FUND          S&P 500 INDEX
               ----------------          -------------
10/7/96            10,000                     10,000
                   10,819                     11,124
                   15,921                     16,458
                   18,749                     19,498
                   21,986                     22,993
                   17,165                     18,012
                   17,105                     18,059
                   12,791                     13,588
                   17,182                     18,361
3/31/05            18,247                     19,587

                                                    The S&P 500 Index is the
                                                    Standard and Poor's
                                                    Composite Index of 500
                                                    stocks, a widely recognized,
                                                    unmanaged index of common
                                                    stock prices.

                                                    The graph and table do not
                                                    reflect the deduction of
                                                    taxes that a shareholder
                                                    would pay on fund
                                                    distributions or the
                                                    redemption of fund shares.

                                                    Unlike the Index, the Fund's
                                                    total returns are reduced by
                                                    operating expenses, such as
                                                    transaction costs and
                                                    management fees.

EQUITY FUNDS    14      NORTHERN FUNDS ANNUAL REPORT

                                                                    EQUITY FUNDS
PORTFOLIO MANAGEMENT COMMENTARY

TECHNOLOGY FUND

Technology stocks performed poorly during the past                          FUND MANAGERS
12 months. The sector's negative returns contrasted                                         GEORGE J. GIBERT
with reasonable, though not robust, positive returns
for the overall stock market. We believe there were                                         With Northern Trust
two primary reasons for the poor performance of the                                         since 1980
technology sector. First, the sector's strong
performance in 2003 drove valuations to fairly high                                         DEBORAH L. KOCH
levels that seemed to anticipate further acceleration
of revenue and earnings growth. While valuations did not                                    With Northern Trust
approach those of the 1999-2000 bubble, in early 2004 the                                   since 2003
market was nonetheless rewarding many companies in the
sector with high valuations based on traditional                            (PHOTO)
measures such as price-to-earnings, price-to-revenue and                    FUND STATISTICS
price-to-cash flow. Second, revenue and earnings for
technology stocks decelerated in the second half of 2004                    INCEPTION DATE: April 1, 1996
and continued to decline through the first quarter of 2005.                 TOTAL NET ASSETS: $255 million
The high relative valuations, combined with this decreasing                 NET ASSET VALUE: $10.48
momentum, resulted in weak performance.                                     TICKET SYMBOL: NTCHX
                                                                            3-YEAR BETA (VS. S&P 500 INDEX): 1.60
For the 12-month period ended March 31, 2005, the Fund                      DIVIDEND SCHEDULE: Annually
returned -9.03 percent, compared to a total return of
-6.16 percent for the Morgan Stanley High Tech 35 Index                     AVERAGE ANNUAL RETURNS PERIOD ENDED 3/31/05
and a gain of 6.69 percent for the S&P 500 Index. The                       ----------------------------------------------------
Fund's exposure to the more defensive services companies,
such as transaction processors and payroll services                         ONE YEAR             (9.03)%
providers, started at a relatively low level and these                      THREE YEAR           (2.96)%
proved to be the best performers among the technology                       FIVE YEAR           (23.23)%
subsectors. In contrast, the Fund retained greater                          SINCE INCEPTION       9.43%
exposure to the more highly leveraged semiconductor
companies with seemingly greater growth potential. Given                    ----------------------------------------------------
that their high growth rates persisted through the summer
of 2004, the decline in share prices among this group began                 Performance quoted represents past performance and
much earlier than we anticipated. The poor performance of                   does not guarantee future results. Investment
Internet-related companies further hurt the Fund's relative                 return and principal value will fluctuate so that
performance results in the final three months of the period.                shares, when redeemed, may be worth more or less
                                                                            than their original cost. Current performance may be
Strategically, we continue to prefer profitable, growing and                lower or higher than that shown here. Performance
well-managed firms with significant and expanding market share.             data current to the most recent month-end is
We believe this focus is particularly critical at times when                available at NORTHERNFUNDS.COM.
the sector as a whole is not expected to experience strong
growth.                                                                     Technology stocks may be very volatile and mutual
                                                                            funds which concentrate in one market sector are
                                                                            generally riskier than more diversified strategies.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

---
    Technology Fund
---
    Morgan Stanley
    High Tech 35  Index
---
    S&P 500 Index

                                  (LINE GRAPH)

              TECHNOLOGY FUND   MORGAN STANLEY HIGH TECH 35 INDEX    S&P 500 INDEX
              ---------------   ---------------------------------    -------------
4/1/96            10,000                   10,000                         10,000
                  12,080                   11,204                         11,980
                  18,439                   17,140                         17,724
                  33,183                   32,242                         20,998
                  84,379                   67,109                         24,761
                  27,956                   33,130                         19,398
                  24,628                   28,740                         19,448
                  15,868                   18,203                         14,633
                  24,736                   30,920                         19,773
3/31/05           22,502                   29,014                         21,095

                                                    The Morgan Stanley High Tech
                                                    35 Index is an unmanaged
                                                    index that tracks the
                                                    performance of stocks within
                                                    the technology sector.

                                                    The S&P 500 Index is the
                                                    Standard and Poor's
                                                    Composite Index of 500
                                                    stocks, a widely recognized,
                                                    unmanaged index of common
                                                    stock prices.

                                                    The graph and table do not
                                                    reflect the deduction of
                                                    taxes that a shareholder
                                                    would pay on fund
                                                    distributions or the
                                                    redemption of fund shares.

                                                    Unlike the Index, the Fund's
                                                    total returns are reduced by
                                                    operating expenses, such as
                                                    transaction costs and
                                                    management fees.

                            NORTHERN FUNDS ANNUAL REPORT    15      EQUITY FUNDS

EQUITY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

                                                     GROWTH                         INTERNATIONAL    INTERNATIONAL
  Amounts in thousands,              GROWTH       OPPORTUNITIES      INCOME            EQUITY           GROWTH          LARGE CAP
  except per share data            EQUITY FUND         FUND        EQUITY FUND       INDEX FUND       EQUITY FUND       VALUE FUND
  --------------------------------------------------------------------------------------------------------------------------------
  ASSETS:
  Investments, at cost                $667,183          $7,176         $314,743         $282,725       $1,113,988       $1,001,953
  Investments, at fair value          $724,550          $8,417         $343,305         $279,458       $1,224,108       $1,173,692
  Cash                                      --              --               --                1               52               --
  Foreign currencies, at
   fair value (cost $15,094
   and $55,210)                             --              --               --           14,946           54,941               --
  Interest income receivable                --              --              952                2               --                4
  Dividend income receivable               896               2              402              359            4,261            1,408
  Receivable for foreign tax
   withheld                                 --              --               --               --              448               --
  Receivable for securities
   sold                                  4,265             117               --               --            6,886               --
  Receivable for variation
   margin on futures
   contracts                                --              --               --               --               --               --
  Receivable for fund shares
   sold                                    412              --              534            5,046            2,902            1,955
  Receivable from investment
   adviser                                  21               2               11               13               25               14
  Unrealized gain on forward
   foreign currency
   exchange contracts                       --              --               --               60                1               --
  Prepaid and other assets                   2               3               57               18              168              140
  Total Assets                         730,146           8,541          345,261          299,903        1,293,792        1,177,213
  --------------------------------------------------------------------------------------------------------------------------------
  LIABILITIES:
  Cash overdraft                           201              --               --               --               --               --
  Payable for securities
   purchased                                --              60               --           29,783            9,036               --
  Payable for variation
   margin on futures
   contracts                                --              --               --                9               --               --
  Payable for fund shares
   redeemed                                568              33            1,269               40            1,420            1,784
  Payable to affiliates:
   Investment advisory fees                118               2               57               12              246              189
   Co-administration fees                   21              --               10                7               37               33
   Custody and accounting
   fees                                      1               1               --                4               --               --
   Transfer agent fees                      14              --                7                4               25               22
  Accrued other liabilities                463             117               13               10              136               35
  Total Liabilities                      1,386             213            1,356           29,869           10,900            2,063
  --------------------------------------------------------------------------------------------------------------------------------
  Net Assets                          $728,760          $8,328         $343,905         $270,034       $1,282,892       $1,175,150
  --------------------------------------------------------------------------------------------------------------------------------
  ANALYSIS OF NET ASSETS:
  Capital stock                       $666,628         $33,182         $307,176         $273,355       $1,274,503         $982,425
  Undistributed net
   investment income (loss)                206              (4)            (973)             (68)           6,604            4,041
  Accumulated undistributed
   net realized gain
   (loss)                                4,559         (26,091)           9,140               --         (108,075)          16,945
  Net unrealized
   appreciation (depreciation)          57,367           1,241           28,562           (3,253)         109,860          171,739
  Net Assets                          $728,760          $8,328         $343,905         $270,034       $1,282,892       $1,175,150
  --------------------------------------------------------------------------------------------------------------------------------
  SHARES OUTSTANDING ($.0001
   PAR VALUE,
   UNLIMITED AUTHORIZATION)             46,588           1,240           28,399           27,534          122,104           87,452
  NET ASSET VALUE,
   REDEMPTION AND OFFERING
   PRICE PER SHARE                      $15.64           $6.72           $12.11            $9.81           $10.51           $13.44
  --------------------------------------------------------------------------------------------------------------------------------


See Notes to the Financial Statements.

EQUITY FUNDS    16      NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

 MID CAP         MID CAP          SELECT         SMALL CAP      SMALL CAP       SMALL CAP       STOCK INDEX     TECHNOLOGY
GROWTH FUND     INDEX FUND      EQUITY FUND     GROWTH FUND     INDEX FUND      VALUE FUND          FUND          FUND
-------------------------------------------------------------------------------------------------------------------------

  $270,892        $107,972        $290,407         $61,269        $293,600        $355,758       $294,287        $222,684
  $310,977        $107,353        $307,351         $73,406        $361,111        $482,626       $390,809        $254,212
        --              47              --               1              --              --            163               1


        --              --              --              --              --              --             --              --
         1               1               1              --              --               5              1              --
        95              24             211               7             379             701            506              47

        --              --              --              --              --              --             --              --

     1,482              --           4,708           1,576           1,578              --             --           1,789


        --              24              --              --              15              43             --              --

        67           1,220             375               6             345           1,389            826              66

         8              13              19               1               5              16             15               8


        --              --              --              --              --              --             --              --
         2              18               2               3               4              29              4               2
   312,632         108,700         312,667          75,000         363,437         484,809        392,324         256,125
-------------------------------------------------------------------------------------------------------------------------

        --              --              14              --              --              --             --              --

        --           6,587           4,345             533           4,391              --             29             311


        --              --              --              --              --              --              9              --

       872               7             664             341             440           2,149            473             439

        51               4              50              15              14              78              7              49
         9               3               9               2              10              14             11               7

         5               2              13               8              36              35              3              13
         6               2               6               2               7               9              8               5
        21               9             232              17              14              30             32             141
       964           6,614           5,333             918           4,912           2,315            572             965
-------------------------------------------------------------------------------------------------------------------------
  $311,668        $102,086        $307,334         $74,082        $358,525        $482,494       $391,752        $255,160
-------------------------------------------------------------------------------------------------------------------------

  $426,865        $102,496        $410,777        $249,376        $309,275        $348,102       $321,109      $1,294,881

        --             210             179               6           1,257           1,563            162              --


  (155,282)            (31)       (120,566)       (187,437)        (19,469)          6,287        (25,971)     (1,071,249)

    40,085            (589)         16,944          12,137          67,462         126,542         96,452          31,528
  $311,668        $102,086        $307,334         $74,082        $358,525        $482,494       $391,752        $255,160
-------------------------------------------------------------------------------------------------------------------------


    24,144          10,265          16,967           7,180          36,914          31,838         26,887          24,341


    $12.91           $9.94          $18.11          $10.32           $9.71          $15.15         $14.57          $10.48
-------------------------------------------------------------------------------------------------------------------------


See Notes to the Financial Statements.

                            NORTHERN FUNDS ANNUAL REPORT    17      EQUITY FUNDS

EQUITY FUNDS
STATEMENTS OF OPERATIONS

                                                        GROWTH                       INTERNATIONAL    INTERNATIONAL
                                        GROWTH       OPPORTUNITIES     INCOME           EQUITY           GROWTH          LARGE CAP
Amounts in Thousands                  EQUITY FUND        FUND        EQUITY FUND     INDEX FUND(7)     EQUITY FUND      VALUE FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income                         $11,933             $50         $7,409              $361         $21,100           $24,582
Interest income                              87               3          4,981               119             170               829
  Total Investment Income                12,020(1)           53         12,390(2)            480(3)       21,270(4)         25,411
----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                  7,104             121          3,123                15           9,726             9,695
Co-administration fees                    1,122              16            493                 9           1,326             1,531
Custody and accounting fees                 187              57             97                 7             756               211
Transfer agent fees                         748              11            329                 6             884             1,021
Registration fees                            21              17             19                --              18                37
Printing fees                               108              37             37                 5              68                95
Professional fees                            19               6              6                 4              19                20
Shareholder servicing fees                   13               1            147                --              --                31
Trustee fees and expenses                    18               6              6                --              13                18
Other                                        38               9              7                --               3                20
----------------------------------------------------------------------------------------------------------------------------------
Total Expenses:                           9,378             281          4,264                46          12,813            12,679
  Less voluntary waivers of
     investment advisory fees              (748)            (11)          (329)               --            (884)           (1,021)
  Less expenses reimbursed by
     investment adviser                  (1,132)           (131)          (646)              (18)           (876)             (431)
  Less custodian credits                     (3)             --             (1)               (1)             --                (1)
  Net Expenses                            7,495             139          3,288                27          11,053            11,226
----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                     4,525             (86)         9,102               453          10,217            14,185
(LOSS)
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS
(LOSSES):
Net realized gains (losses) on:
  Investments                            55,776             825         15,287                --          82,422            40,979
  Options                                   451              --             --                --              --                --
  Futures contracts                          --              --             --                --             607                --
  Foreign currency transactions              --              --             --            (1,678)          1,816                --
Net change in unrealized
appreciation (depreciation) on:
  Investments                           (24,665)           (436)        (2,986)           (3,267)         26,373            22,338
  Futures contracts                          --              --             --                (3)           (129)               --
  Forward foreign currency
     exchange contracts                      --              --             --                60               1                --
  Translation of other
     assets and liabilities
     denominated in foreign
     currencies                              --              --             --               (43)           (441)               --
   Net Gains (Losses) on
      Investments and
     Foreign Currency                    31,562             389         12,301            (4,931)        110,649            63,317
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS                       $36,087            $303        $21,403           $(4,478)       $120,866           $77,502
----------------------------------------------------------------------------------------------------------------------------------

(1) Net of $55 in non-reclaimable foreign withholding taxes.     (3) Net of $25 in non-reclaimable foreign withholding taxes.
(2) Net of $32 in non-reclaimable foreign withholding taxes.     (4) Net of $1,581 in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

EQUITY FUNDS    18      NORTHERN FUNDS ANNUAL REPORT

                              FOR THE FISCAL YEAR OR PERIOD ENDED MARCH 31, 2005

  MID CAP          MID CAP       SELECT          SMALL CAP    SMALL CAP     SMALL CAP       STOCK     TECHNOLOGY
GROWTH FUND     INDEX FUND(7)  EQUITY FUND      GROWTH FUND  INDEX FUND    VALUE FUND    INDEX FUND      FUND
----------------------------------------------------------------------------------------------------------------

  $1,289             $178        $4,827             $402        $4,362        $7,379        $7,874        $1,704
      65               39           207               25            85           303            56           139
   1,354(5)           217         5,034(6)           427         4,447         7,682         7,930         1,843
----------------------------------------------------------------------------------------------------------------

   3,143                5         3,445            1,242         1,944         4,079         1,786         3,611
     496                3           544              169           522           644           570           492
     112                3           132               75           218           202           132           114
     331                2           363              113           348           429           379           328
      17               --            21               16            18            18            26            24
      38                6            73               37            37            63            72            76
       6                4            13                6             6            13            12            12
       5               --           518                2            --             8            --           168
       6               --            12                6             6            12            12            12
      15               --            15               17             7            14            11            16
----------------------------------------------------------------------------------------------------------------
   4,169               23         5,136            1,683         3,106         5,482         3,000         4,853

    (331)              --          (363)            (113)         (312)         (430)         (381)         (328)

    (521)             (16)       (1,145)            (149)         (639)         (758)         (643)         (421)
      --               --            (1)              --            (1)           (1)           --            --
   3,317                7         3,627            1,421         2,154         4,293         1,976         4,104
----------------------------------------------------------------------------------------------------------------
  (1,963)             210         1,407             (994)        2,293         3,389         5,954        (2,261)

----------------------------------------------------------------------------------------------------------------



  10,228               --        41,825            8,522        20,862        25,043          (885)       12,775
      --               --            --               --            --            --            --            --
      --              (31)           --               --           191         2,031           104            --
      --               --            --               --            --            --            --            --


   1,222             (619)      (37,905)          (6,729)       (6,712)       25,466        17,554       (41,796)
      --               30            --               --          (127)         (649)         (105)           --

      --               --            --               --            --            --            --            --



      --               --            --               --            --            --            --            --


  11,450             (620)        3,920            1,793        14,214        51,891        16,668       (29,021)
----------------------------------------------------------------------------------------------------------------


  $9,487            $(410)       $5,327             $799       $16,507       $55,280       $22,622      $(31,282)
----------------------------------------------------------------------------------------------------------------

(5) Net of $2 in non-reclaimable foreign withholding taxes.    (7) Commenced investment operations on March 22, 2005.
(6) Net of $4 in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

                         NORTHERN FUNDS ANNUAL REPORT    19     EQUITY FUNDS

EQUITY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS



                                                           GROWTH                             INTERNATIONAL   INTERNATIONAL
                                 GROWTH EQUITY          OPPORTUNITIES          INCOME            EQUITY           GROWTH
                                      FUND                  FUND             EQUITY FUND        INDEX FUND      EQUITY FUND

Amounts in thousands             2005       2004       2005      2004       2005       2004       2005(1)    2005        2004
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)    $4,525       $410      $(86)     $(138)    $9,102     $9,105       $453    $10,217     $1,273
Net realized gains (losses)     56,227     55,302       825      4,490     15,287     16,896     (1,678)    84,845     41,556
Net change in unrealized
  appreciation (depreciation)  (24,665)   115,284      (436)     1,346     (2,986)    32,314     (3,253)    25,804     82,459
 Net Increase (Decrease)
   in Net Assets Resulting
   from Operations              36,087    170,996       303      5,698     21,403     58,315     (4,478)   120,866    125,288
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE
TRANSACTIONS:
Proceeds from shares sold      143,243    171,945     1,100      2,366    145,187    144,294    274,974    701,227    342,676
Assets received in
 connection with fund
 acquisitions                        -          -         -          -          -          -          -          -     45,630(2)
Reinvestment of dividends          992         98         -          -     13,110      2,596          -        551        152
Payments for shares
  redeemed                    (213,476)  (139,318)   (7,586)    (9,439)  (133,944)   (93,867)      (462)  (120,281)   (94,791)
 Net Increase (Decrease)
   in Net Assets
   Resulting from
   Capital Share
   Transactions                (69,241)    32,725    (6,486)    (7,073)    24,353     53,023    274,512    581,497    293,667
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment
 income                         (4,319)      (446)        -          -    (12,441)   (10,094)         -     (6,000)    (1,077)
In excess of net
 investment income                   -         (3)        -          -          -          -          -          -          -
From net realized gains              -          -         -          -     (8,598)         -          -          -          -
  Total Distributions Paid      (4,319)      (449)        -          -    (21,039)   (10,094)         -     (6,000)    (1,077)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                (37,473)   203,272    (6,183)    (1,375)    24,717    101,244    270,034    696,363    417,878
NET ASSETS:
Beginning of year              766,233    562,961    14,511     15,886    319,188    217,944          -    586,529    168,651
End of year                   $728,760   $766,233    $8,328    $14,511   $343,905   $319,188   $270,034 $1,282,892   $586,529
-----------------------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED
 NET INVESTMENT INCOME (LOSS)     $206        $-        $(4)       $(9)     $(973)    $1,805       $(68)    $6,604       $571
-----------------------------------------------------------------------------------------------------------------------------


(1) Commenced investment operations on March 22, 2005.

(2) The International Growth Equity Fund acquired the net assets of the International Select Equity Fund on June 20, 2003.

See Notes to the Financial Statements.

EQUITY FUNDS    20   NORTHERN FUNDS ANNUAL REPORT

                                  FOR THE FISCAL YEARS OR PERIOD ENDED MARCH 31,

          LARGE CAP                    MID CAP               MID CAP             SELECT                    SMALL CAP
          VALUE FUND                 GROWTH FUND            INDEX FUND         EQUITY FUND                GROWTH FUND

      2005          2004          2005          2004          2005(1)       2005          2004           2005         2004
---------------------------------------------------------------------------------------------------------------------------

    $14,185        $8,768       $(1,963)      $(2,002)         $210        $1,407         $(695)        $(994)      $(1,438)
     40,979        15,396        10,228        69,866           (31)       41,825        46,886         8,522        42,994

     22,338       197,360         1,222        22,568          (589)      (37,905)       36,308        (6,729)       13,650


     77,502       221,524         9,487        90,432          (410)        5,327        82,499           799        55,206
---------------------------------------------------------------------------------------------------------------------------


    478,164       379,133        58,691       139,272       102,655        41,094       115,489         7,947        60,487


          -             -             -             -             -             -             -             -             -
      3,728         2,034             -             -             -           949             -             -             -

   (239,386)     (155,506)     (121,574)      (89,570)         (159)     (164,773)     (166,306)     (113,465)      (58,571)




    242,506       225,661       (62,883)       49,702       102,496     (122,730)       (50,817)     (105,518)        1,916
---------------------------------------------------------------------------------------------------------------------------


    (12,228)       (8,550)            -             -             -        (1,228)            -             -             -

          -             -             -             -             -             -             -             -             -
          -             -             -             -             -             -             -             -             -
    (12,228)       (8,550)            -             -             -        (1,228)            -             -             -
---------------------------------------------------------------------------------------------------------------------------

    307,780       438,635       (53,396)      140,134       102,086      (118,631)       31,682      (104,719)       57,122

    867,370       428,735       365,064       224,930             -       425,965       394,283       178,801       121,679
 $1,175,150      $867,370      $311,668      $365,064      $102,086      $307,334      $425,965       $74,082      $178,801
---------------------------------------------------------------------------------------------------------------------------

     $4,041        $2,084            $-            $-          $210          $179            $-            $6            $8
---------------------------------------------------------------------------------------------------------------------------


See Notes to the Financial Statements.

                         NORTHERN FUNDS ANNUAL REPORT     21      EQUITY FUNDS

EQUITY FUNDS                                               FOR THE FISCAL YEARS,
STATEMENTS OF CHANGES IN NET ASSETS (continued)                  ENDED MARCH 31,



                                     SMALL CAP              SMALL CAP                STOCK                    TECHNOLOGY
                                     INDEX FUND             VALUE FUND             INDEX FUND                    FUND

Amounts in thousands              2005        2004        2005        2004        2005      2004          2005         2004
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)     $2,293      $1,586      $3,389      $3,012      $5,954      $4,414     $(2,261)    $(3,625)
Net realized gains (losses)      21,053       4,069      27,074      25,361        (781)        951      12,775      21,572
Net change in unrealized
 appreciation (depreciation)     (6,839)    112,574      24,817     115,630      17,449      99,675     (41,796)    140,944
 Net Increase (Decrease) in
 Net Assets Resulting from
 Operations                      16,507     118,229      55,280     144,003      22,622     105,040     (31,282)    158,891
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE
TRANSACTIONS:
Proceeds from shares sold        98,844     122,327     149,383     122,983      83,764     127,666      28,966      95,953
Assets received in
 connection with fund
 acquisitions                         -           -           -           -           -           -           -       4,673(1)
Reinvestment of dividends           120         131      21,725         706       2,302       1,381           -           -
Payments for shares
 redeemed                      (101,284)    (67,658)   (112,661)   (103,620)   (103,413)   (143,273)   (143,371)   (136,349)
  Net Increase (Decrease) in
  Net Assets Resulting from
  Capital Share Transactions     (2,320)     54,800      58,447      20,069     (17,347)    (14,226)   (114,405)    (35,723)
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income       (1,200)     (1,377)     (4,299)     (2,907)     (5,850)     (4,346)          -           -
From net realized gains               -           -     (23,900)          -           -           -           -           -
  Total Distributions Paid       (1,200)     (1,377)    (28,199)     (2,907)     (5,850)     (4,346)          -           -
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE)
 IN NET ASSETS                   12,987     171,652      85,528     161,165        (575)     86,468    (145,687)    123,168
NET ASSETS:
Beginning of year               345,538     173,886     396,966     235,801     392,327     305,859     400,847     277,679
End of year                    $358,525    $345,538    $482,494    $396,966    $391,752    $392,327    $255,160    $400,847
------------------------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME            $1,257        $631      $1,563      $3,042        $162         $84          $-          $-
------------------------------------------------------------------------------------------------------------------------------

(1) The Technology Fund acquired the net assets of the Global Communications Fund on June 20, 2003.


See Notes to the Financial Statements.

EQUITY FUNDS    22      NORTHERN FUNDS ANNUAL REPORT

                                                                    EQUITY FUNDS

FINANCIAL HIGHLIGHTS                        FOR THE FISCAL YEARS ENDED MARCH 31,

                                                                                   GROWTH EQUITY FUND
Selected per share data                                     2005           2004           2003          2002           2001
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                         $15.00         $11.51         $15.66         $15.90        $25.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                        0.09           0.01           0.04           0.02             -
Net realized and unrealized gains
 (losses)                                                    0.64           3.49          (4.15)         (0.22)         (6.62)
 Total Income (Loss) from Investment Operations              0.73           3.50          (4.11)         (0.20)         (6.62)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
 From net investment income                                 (0.09)         (0.01)         (0.04)         (0.02)             -
 From net realized gains                                        -              -              -          (0.02)         (3.03)
   Total Distributions Paid                                 (0.09)         (0.01)         (0.04)         (0.04)         (3.03)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                               $15.64         $15.00         $11.51         $15.66         $15.90
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                             4.93%         30.41%        (26.25)%        (1.24)%       (27.23)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year                    $728,760       $766,233       $562,961       $871,176       $943,991
Ratio to average net assets of:
 Expenses, net of waivers and reimbursements                 1.00%          1.00%          1.00%          1.00%          1.00%
 Expenses, before waivers and reimbursements                 1.25%          1.25%          1.27%          1.30%          1.29%
 Net investment income (loss), net of waivers and
   reimbursements                                            0.60%          0.06%          0.32%          0.13%         (0.09)%
 Net investment income (loss), before waivers and
   reimbursements                                            0.35%         (0.19)%         0.05%         (0.17)%        (0.38)%
Portfolio Turnover Rate                                     86.61%        105.57%         50.79%         42.78%         58.89%
-------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

See Notes to the Financial Statements.


                            NORTHERN FUNDS ANNUAL REPORT    23      EQUITY FUNDS

EQUITY FUNDS
FINANCIAL HIGHLIGHTS (continued)

                                                                                    GROWTH OPPORTUNITIES FUND
Selected per share data                                         2005             2004         2003          2002         2001(4)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $6.42            $4.46         $6.39         $6.22        $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                            (0.13)           (0.10)        (0.09)        (0.09)         -
Net realized and unrealized gains (losses)                      0.43             2.06         (1.84)         0.27         (3.78)
  Total Income (Loss) from Investment Operations                0.30             1.96         (1.93)         0.18         (3.78)
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
 From net investment income                                        -                -             -         (0.01)            -
  Total Distributions Paid                                         -                -             -         (0.01)            -
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 $6.72            $6.42         $4.46         $6.39         $6.22
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                4.67%           43.95%       (30.20)%        2.87%       (37.80)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                       $8,328          $14,511       $15,886       $31,498       $53,740
Ratio to average net assets of: (2)
 Expenses, net of waivers and reimbursements                    1.26%(3)         1.25%         1.25%         1.25%         1.25%
 Expenses, before waivers and reimbursements                    2.56%            2.20%         1.87%         1.70%         2.05%
 Net investment loss, net of waivers and reimbursements        (0.78)%          (0.88)%       (0.88)%       (0.91)%       (0.27)%
 Net investment loss, before waivers and reimbursements        (2.08)%          (1.83)%       (1.50)%       (1.36)%       (1.07)%
Portfolio Turnover Rate                                       181.02%          256.45%       306.40%       254.63%       218.08%
----------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)      Annualized for periods less than one year.

(3) Expense ratios, net of waivers and reimbursements, for the year would have been 1.25%, absent the effects of interest expense incurred by the Fund's temporary borrowings against a line of credit.

(4)      Commenced investment operations on September 26, 2000.


See Notes to the Financial Statements.

EQUITY FUNDS    24      NORTHERN FUNDS ANNUAL REPORT

                                  FOR THE FISCAL YEARS OR PERIOD ENDED MARCH 31,

                                                                               INCOME EQUITY FUND
Selected per share data                                 2005           2004          2003            2002           2001
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                     $12.11         $10.15         $11.41         $11.07         $14.26

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                    0.34           0.36           0.39           0.35           0.34
Net realized and unrealized gains (losses)               0.42           2.00          (1.27)          0.39          (1.39)
  Total Income (Loss) from Investment Operations         0.76           2.36          (0.88)          0.74          (1.05)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                            (0.46)         (0.40)         (0.38)         (0.35)         (0.35)
  From net realized gains                               (0.30)             -              -          (0.05)         (1.79)
     Total Distributions Paid                           (0.76)         (0.40)         (0.38)         (0.40)         (2.14)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                           $12.11         $12.11         $10.15         $11.41         $11.07
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                         6.45%         23.60%         (7.77)%         6.80%         (7.54)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year                $343,905       $319,188       $217,944       $189,080       $171,316
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements            1.00%          1.00%          1.00%          1.00%          1.00%
  Expenses, before waivers and reimbursements            1.30%          1.27%          1.30%          1.33%          1.32%
  Net investment income, net of waivers
    and reimbursements                                   2.76%          3.20%          3.78%          3.13%          2.55%
  Net investment income, before waivers
    and reimbursements                                   2.46%          2.93%          3.48%          2.80%          2.23%
Portfolio Turnover Rate                                 58.81%         84.84%         48.77%         60.90%         74.17%
----------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.



See Notes to the Financial Statements.

                            NORTHERN FUNDS ANNUAL REPORT    25      EQUITY FUNDS

EQUITY FUNDS
FINANCIAL HIGHLIGHTS (continued)


                                                                             INTERNATIONAL
                                                                             EQUITY INDEX
                                                                                 FUND
Selected per share data                                                         2005(3)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                            $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                             0.02
Net realized and unrealized losses                                               (0.21)
  Total Loss from Investment Operations                                          (0.19)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                   $9.81
-------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                                 (1.90)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                                       $270,034
Ratio to average net assets of: (2)
  Expenses, net of reimbursements                                                 0.45%
  Expenses, before reimbursements                                                 0.62%
  Net investment income, net of reimbursements                                    7.58%(4)
  Net investment income, before reimbursements                                    7.41%(4)
Portfolio Turnover Rate                                                           0.00%
-------------------------------------------------------------------------------------------


(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2) Annualized for periods less than one year.

(3) Commenced investment operations on March 22, 2005.

(4) As the fund commenced investment operations on March 22, 2005, annualized investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively. Taking into consideration the timing of distributions and the expected level of cash on hand, management believes that an annualized ratio of net investment income (loss) net of reimbursements and annualized ratio of net investment income (loss) before reimbursements of 0.06% and (0.11)%, respectively, may better reflect more reasonable annual expectations.


See Notes to the Financial Statements.

EQUITY FUNDS    26      NORTHERN FUNDS ANNUAL REPORT

                                  FOR THE FISCAL YEARS OR PERIOD ENDED MARCH 31,

                                                                            INTERNATIONAL GROWTH EQUITY FUND
Selected per share data                                    2005           2004          2003              2002               2001
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                        $9.35          $5.98          $7.93             $9.05            $14.32
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                      0.09              -           0.05              0.05              0.06
Net realized and unrealized gains (losses)                 1.13           3.39          (1.95)            (1.15)            (3.62)
  Total Income (Loss) from Investment Operations           1.22           3.39          (1.90)            (1.10)            (3.56)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income (1)                          (0.06)         (0.02)         (0.05)            (0.01)            (0.03)
  From net realized gains                                     -              -              -             (0.01)            (1.68)
     Total Distributions Paid                             (0.06)         (0.02)         (0.05)            (0.02)            (1.71)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                             $10.51          $9.35          $5.98             $7.93             $9.05
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (2)                                          13.05%         56.78%        (23.97)%          (12.10)%          (26.69)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year                $1,282,892       $586,529       $168,651          $239,135          $408,084
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements              1.25%          1.25%          1.26%(3)          1.26%(3)          1.25%
  Expenses, before waivers and reimbursements              1.45%          1.50%          1.56%             1.63%             1.59%
  Net investment income, net of waivers
    and reimbursements                                     1.15%          0.40%          0.65%             0.42%             0.47%
  Net investment income, before waivers
    and reimbursements                                     0.95%          0.15%          0.35%             0.05%             0.13%
Portfolio Turnover Rate                                   63.85%         73.36%        182.39%           222.75%           185.77%
------------------------------------------------------------------------------------------------------------------------------------


(1) Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.

(2) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(3) Expense ratios, net of waivers and reimbursements, for the year would have been 1.25%, absent the effect of interest expense incurred by the Fund's temporary borrowings against a line of credit.


See Notes to the Financial Statements.

                         NORTHERN FUNDS ANNUAL REPORT       27      EQUITY FUNDS

EQUITY FUNDS
FINANCIAL HIGHLIGHTS (continued)

                                                                                          LARGE CAP VALUE FUND
Selected per share data                                             2005           2004           2003           2002     2001(3)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $12.66          $8.93         $11.74         $10.97    $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                0.16           0.12           0.11           0.04      0.06
Net realized and unrealized gains (losses)                           0.76           3.74          (2.81)          0.82      0.95
  Total Income (Loss) from Investment Operations                     0.92           3.86          (2.70)          0.86      1.01
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                                        (0.14)         (0.13)         (0.11)         (0.07)    (0.04)
  From net realized gains                                               -              -              -          (0.02)        -
     Total Distributions Paid                                       (0.14)         (0.13)         (0.11)         (0.09)    (0.04)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                     $13.44         $12.66          $8.93         $11.74    $10.97
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                     7.31%         43.33%        (23.05)%         7.85%    10.14%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                        $1,175,150       $867,370       $428,735       $268,693   $63,984
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements                        1.10%          1.10%          1.10%          1.10%     1.10%
  Expenses, before waivers and reimbursements                        1.24%          1.24%          1.27%          1.34%     2.48%
  Net investment income, net of waivers and reimbursements           1.39%          1.30%          1.53%          1.26%     1.76%
  Net investment income, before waivers and reimbursements           1.25%          1.16%          1.36%          1.02%     0.38%
Portfolio Turnover Rate                                             22.30%         15.08%         25.04%         19.22%    52.59%
------------------------------------------------------------------------------------------------------------------------------------



(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3)  Commenced investment operations on August 3, 2000.


See Notes to the Financial Statements.

EQUITY FUNDS    28      NORTHERN FUNDS ANNUAL REPORT

                                  FOR THE FISCAL YEARS OR PERIOD ENDED MARCH 31,


                                                                                     MID CAP GROWTH FUND
Selected per share data                                        2005          2004           2003              2002            2001
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                            $12.47         $9.07         $11.65            $11.08         $24.33

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                            (0.10)        (0.06)         (0.09)            (0.06)             -
Net realized and unrealized gains (losses)                      0.54          3.46          (2.49)             0.63         (10.48)
  Total Income (Loss) from Investment Operations                0.44          3.40          (2.58)             0.57         (10.48)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID :
  From net realized gains                                          -             -              -                 -          (2.77)
     Total Distributions Paid                                      -             -              -                 -          (2.77)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                                  $12.91        $12.47          $9.07            $11.65         $11.08
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                3.53%        37.49%        (22.15)%            5.14%        (45.42)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year                       $311,668      $365,064       $224,930          $330,005       $368,467
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements                   1.00%         1.00%          1.01%(2)          1.00%          1.00%
  Expenses, before waivers and reimbursements                   1.26%         1.26%          1.29%             1.32%          1.29%
  Net investment loss, net of waivers and reimbursements       (0.59)%       (0.64)%        (0.71)%           (0.50)%        (0.66)
  Net investment loss, before waivers and reimbursements       (0.85)%       (0.90)%        (0.99)%           (0.82)%        (0.95)%
Portfolio Turnover Rate                                       106.13%       228.75%        161.58%           220.46%        342.05%
------------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2) Expense ratio, net of waivers and reimbursements, for the year would have been 1.00%, absent the effect of interest expense incurred by the Fund's temporary borrowings against a line of credit.


See Notes to the Financial Statements.

                           NORTHERN FUNDS ANNUAL REPORT     29      EQUITY FUNDS

EQUITY FUNDS
FINANCIAL HIGHLIGHTS (continued)


                                                                                              MID CAP INDEX
                                                                                                   FUND
Selected per share data                                                                          2005 (3)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                             $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                                              0.02
Net realized and unrealized losses                                                                (0.08)
  Total Loss from Investment Operations                                                           (0.06)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                                    $9.94
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                                                  (0.50)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                                                        $102,086
Ratio to average net assets of: (2)
  Expenses, net of reimbursements                                                                  0.30%
  Expenses, before reimbursements                                                                  0.63%
  Net investment income, net of reimbursements                                                     9.14%(4)
  Net investment income, before reimbursements                                                     8.81%(4)
Portfolio Turnover Rate                                                                            0.00%
-----------------------------------------------------------------------------------------------------------


(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

(3)   Commenced investment operations on March 22, 2005.

(4) As the fund commenced investment operations on March 22, 2005, annualized investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively. Taking into consideration the timing of distributions and the expected level of cash on hand, management believes that an annualized ratio of net investment income net of reimbursements and annualized ratio of net investment income before reimbursements of 0.83% and 0.50%, respectively, may better reflect more reasonable annual expectations.


See Notes to the Financial Statements.

EQUITY FUNDS    30      NORTHERN FUNDS ANNUAL REPORT

                                  FOR THE FISCAL YEARS OR PERIOD ENDED MARCH 31,

                                                                              SELECT EQUITY FUND
Selected per share data                                  2005           2004          2003           2002           2001
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                     $17.86         $14.84         $19.52         $20.08         $35.87

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             0.07          (0.03)             -          (0.03)             -
Net realized and unrealized gains (losses)               0.25           3.05          (4.68)         (0.50)        (11.83)
  Total Income (Loss) from Investment Operations         0.32           3.02          (4.68)         (0.53)        (11.83)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                            (0.07)             -              -              -              -
  From net realized gains                                   -              -              -          (0.03)         (3.96)
     Total Distributions Paid                           (0.07)             -              -          (0.03)         (3.96)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                           $18.11         $17.86         $14.84         $19.52         $20.08
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                         1.76%         20.35%        (24.02)%        (2.57)%       (35.32)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year                $307,334       $425,965       $394,283       $428,848       $415,012
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements            1.00%          1.00%          1.00%          1.00%          1.00%
  Expenses, before waivers and reimbursements            1.42%          1.32%          1.40%          1.54%          1.49%
  Net investment income (loss), net of waivers
  and reimbursements                                     0.39%         (0.15)%        (0.06)%        (0.17)%        (0.15)%
  Net investment loss, before waivers
  and reimbursements                                    (0.03)%        (0.47)%        (0.46)%        (0.71)%        (0.64)%
Portfolio Turnover Rate                                206.70%        200.55%        187.80%        151.19%        259.07%
--------------------------------------------------------------------------------------------------------------------------------


(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

See Notes to the Financial Statements.

                            NORTHERN FUNDS ANNUAL REPORT    31      EQUITY FUNDS

EQUITY FUNDS
FINANCIAL HIGHLIGHTS (continued)

                                                                               SMALL CAP GROWTH FUND
Selected per share data                                2005               2004          2003            2002          2001
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                     $9.79             $6.74          $9.58          $9.34         $19.21

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                    (0.26)            (0.08)         (0.12)         (0.10)             -
Net realized and unrealized gains (losses)              0.79              3.13          (2.72)          0.34          (7.58)
  Total Income (Loss) from Investment Operations        0.53              3.05          (2.84)          0.24          (7.58)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net realized gains                                  -                 -              -              -          (2.29)
     Total Distributions Paid                              -                 -              -              -          (2.29)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                          $10.32             $9.79          $6.74          $9.58          $9.34
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                        5.41%            45.25%        (29.65)%         2.57%        (41.38)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year                $74,082          $178,801       $121,679       $223,743       $255,676
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements           1.26%(2)          1.25%          1.25%          1.25%          1.25%
  Expenses, before waivers and reimbursements           1.49%             1.44%          1.48%          1.52%          1.51%
  Net investment loss, net of waivers
    and reimbursements                                 (0.88)%           (0.87)%        (0.92)%        (1.00)%        (0.92)%
  Net investment loss, before waivers
    and reimbursements                                 (1.11)%           (1.06)%        (1.15)%        (1.27)%        (1.18)%
Portfolio Turnover Rate                               145.26%           291.99%        310.96%        379.64%        419.38%
--------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2) Expense ratio, net of waivers and reimbursements, for the year would have been 1.25%, absent the effect of interest expense incurred by the Fund's temporary borrowing against a line of credit.

See Notes to the Financial Statements.

EQUITY FUNDS    32      NORTHERN FUNDS ANNUAL REPORT

                                            FOR THE FISCAL YEARS ENDED MARCH 31,

                                                                              SMALL CAP INDEX FUND
Selected per share data                                 2005           2004           2003           2002            2001
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                      $9.30          $5.75          $8.00          $7.13         $12.15

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                    0.06           0.04           0.06           0.04           0.09
Net realized and unrealized gains (losses)               0.38           3.55          (2.25)          0.87          (1.98)
  Total Income (Loss) from Investment Operations         0.44           3.59          (2.19)          0.91          (1.89)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                            (0.03)         (0.04)         (0.05)         (0.03)         (0.10)
  From net realized gains                                   -              -          (0.01)         (0.01)         (3.03)
     Total Distributions Paid                           (0.03)         (0.04)         (0.06)         (0.04)         (3.13)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                            $9.71          $9.30          $5.75          $8.00          $7.13
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                         4.74%         62.44%        (27.49)%        12.97%        (15.07)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year                $358,525       $345,538       $173,886       $316,125        $83,418
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements            0.62%          0.65%          0.65%          0.65%          0.65%
  Expenses, before waivers and reimbursements            0.89%          1.02%          1.10%          1.37%          1.27%
  Net investment income, net of waivers
  and reimbursements                                     0.66%          0.58%          0.79%          0.83%          0.95%
  Net investment income, before waivers
  and reimbursements                                     0.39%          0.21%          0.34%          0.11%          0.33%
Portfolio Turnover Rate                                 31.27%         26.94%         51.12%         27.68%         65.16%
------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

See Notes to the Financial Statements.

                            NORTHERN FUNDS ANNUAL REPORT    33      EQUITY FUNDS

EQUITY FUNDS
FINANCIAL HIGHLIGHTS (continued)

                                                                              SMALL CAP VALUE FUND
Selected per share data                                 2005            2004          2003           2002            2001
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                     $14.23          $9.00         $11.41          $9.63         $14.62

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                    0.10           0.10           0.12           0.05           0.05
Net realized and unrealized gains (losses)               1.76           5.23          (2.49)          2.25          (0.32)
  Total Income (Loss) from Investment Operations         1.86           5.33          (2.37)          2.30          (0.27)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                            (0.14)         (0.10)         (0.04)         (0.01)         (0.06)
  From net realized gains                               (0.80)             -              -          (0.51)         (4.66)
     Total Distributions Paid                           (0.94)         (0.10)         (0.04)         (0.52)         (4.72)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                           $15.15         $14.23          $9.00         $11.41          $9.63
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                        13.11%         59.34%        (20.76)%        24.61%         (0.74)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year                $482,494       $396,966       $235,801       $287,918       $178,097
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements            1.00%          1.00%          1.00%          1.00%          1.00%
  Expenses, before waivers and reimbursements            1.28%          1.27%          1.40%          1.57%          1.52%
  Net investment income, net of waivers
  and reimbursements                                     0.79%          0.91%          1.18%          0.56%          0.38%
  Net investment income (loss), before
  waivers and reimbursements                             0.51%          0.64%          0.78%         (0.01)%        (0.14)%
Portfolio Turnover Rate                                 23.07%         50.46%         69.44%         76.63%         76.89%
-------------------------------------------------------------------------------------------------------------------------------


(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.


See Notes to the Financial Statements.


EQUITY FUNDS    34      NORTHERN FUNDS ANNUAL REPORT

                                            FOR THE FISCAL YEARS ENDED MARCH 31,

                                                                                STOCK INDEX FUND
Selected per share data                                  2005          2004           2003           2002           2001
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                     $13.93         $10.49         $14.20         $14.40         $20.09
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                    0.22           0.15           0.14           0.13           0.13
Net realized and unrealized gains (losses)               0.64           3.44          (3.71)         (0.19)         (4.42)
  Total Income (Loss) from Investment Operations         0.86           3.59          (3.57)         (0.06)         (4.29)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                            (0.22)         (0.15)         (0.14)         (0.13)         (0.13)
  From net realized gains                                   -              -              -          (0.01)         (1.27)
     Total Distributions Paid                           (0.22)         (0.15)         (0.14)         (0.14)         (1.40)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                           $14.57         $13.93         $10.49         $14.20         $14.40
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                         6.20%         34.33%        (25.22)%        (0.35)%       (21.93)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year                $391,752       $392,327       $305,859       $494,675       $441,784
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements            0.52%          0.55%          0.55%          0.55%          0.55%
  Expenses, before waivers and reimbursements            0.79%          0.82%          0.86%          0.91%          0.90%
  Net investment income, net of waivers
  and reimbursements                                     1.56%          1.18%          1.19%          0.89%          0.74%
  Net investment income, before waivers
  and reimbursements                                     1.29%          0.91%          0.88%          0.53%          0.39%
Portfolio Turnover Rate                                  4.22%          5.33%          6.82%          3.32%         11.15%
--------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

See Notes to the Financial Statements.

                            NORTHERN FUNDS ANNUAL REPORT    35      EQUITY FUNDS

EQUITY FUNDS
FINANCIAL HIGHLIGHTS (continued)            FOR THE FISCAL YEARS ENDED MARCH 31,



                                                                             TECHNOLOGY FUND
Selected per share data                              2005            2004          2003           2002           2001
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                  $11.52          $7.39         $11.46         $13.02         $65.81
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                  (0.14)         (0.11)         (0.11)         (0.14)             -
Net realized and unrealized gains (losses)           (0.90)          4.24          (3.96)         (1.42)        (40.28)
  Total Income (Loss) from Investment Operations     (1.04)          4.13          (4.07)         (1.56)        (40.28)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net realized gains                                -              -              -              -         (12.51)
     Total Distributions Paid                            -              -              -              -         (12.51)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                        $10.48         $11.52          $7.39         $11.46         $13.02
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                     (9.03)%        55.89%        (35.57)%       (11.90)%       (66.87)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year             $255,160       $400,847       $277,679       $533,694       $771,439
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements         1.25%          1.25%          1.25%          1.25%          1.25%
  Expenses, before waivers and reimbursements         1.48%          1.47%          1.53%          1.54%          1.51%
  Net investment loss, net of waivers
  and reimbursements                                 (0.69)%        (0.92)%        (0.90)%        (0.96)%        (0.74)%
  Net investment loss, before waivers
  and reimbursements                                 (0.92)%        (1.14)%        (1.18)%        (1.25)%        (1.00)%
Portfolio Turnover Rate                              29.78%         60.58%         61.72%         76.15%        180.30%
--------------------------------------------------------------------------------------------------------------------------


(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

See Notes to the Financial Statements.

EQUITY FUNDS    36      NORTHERN FUNDS ANNUAL REPORT

                                                                    EQUITY FUNDS
SCHEDULE OF INVESTMENTS                                           MARCH 31, 2005
GROWTH EQUITY FUND


                                                        NUMBER          VALUE
                                                      OF SHARES         (000S)
COMMON STOCKS - 99.0%
AEROSPACE/DEFENSE - 1.8%
   United Technologies Corp.                          129,300         $13,145
--------------------------------------------------------------------------------
AGRICULTURE - 0.6%
   Monsanto Co.                                        66,750           4,305
--------------------------------------------------------------------------------
APPAREL - 0.7%
   NIKE, Inc., Class B                                 60,300           5,024
--------------------------------------------------------------------------------
AUTO MANUFACTURERS - 0.7%
   PACCAR, Inc.                                        69,300           5,017
--------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 1.0%
   Johnson Controls, Inc.                             138,075           7,699
--------------------------------------------------------------------------------
BANKS - 1.8%
   Bank of America Corp.                              291,475          12,854
--------------------------------------------------------------------------------
BEVERAGES - 2.2%
   PepsiCo, Inc.                                      297,500          15,777
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 2.4%
   Amgen, Inc. *                                      254,550          14,817
   Biogen Idec, Inc. *                                 90,350           3,118
--------------------------------------------------------------------------------
                                                                       17,935
--------------------------------------------------------------------------------
CHEMICALS - 3.7%
   du Pont (E.I.) de Nemours & Co.                    253,675          12,999
   Praxair, Inc.                                      294,425          14,091
--------------------------------------------------------------------------------
                                                                       27,090
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 0.9%
   Accenture Ltd., Class A *                          278,925           6,736
--------------------------------------------------------------------------------
COMPUTERS - 2.7%
   Dell, Inc. *                                       181,925           6,990
   EMC Corp. of Massachusetts *                     1,035,150          12,753
--------------------------------------------------------------------------------
                                                                       19,743
--------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 1.3%
   Procter & Gamble Co.                               175,725           9,313
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 9.4%
   American Express Co.                               202,500          10,403
   Citigroup, Inc.                                    333,600          14,992
   Franklin Resources, Inc.                           120,625           8,281
   Goldman Sachs Group, Inc.                          116,375          12,800
   Lehman Brothers Holdings, Inc.                      85,525           8,053
   MBNA Corp.                                         561,725          13,790
--------------------------------------------------------------------------------
                                                                       68,319
--------------------------------------------------------------------------------
ELECTRIC - 2.4%
   Dominion Resources, Inc. of Virginia               128,400           9,557
   Exelon Corp.                                       178,375           8,185
--------------------------------------------------------------------------------
                                                                       17,742
--------------------------------------------------------------------------------


                                                      NUMBER            VALUE
                                                    OF SHARES          (000S)
COMMON STOCKS - 99.0% - CONTINUED
ELECTRONICS - 1.0%
   Flextronics International Ltd. *                  598,850           $7,210
--------------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 0.9%
   Jacobs Engineering Group, Inc. *                  125,000            6,490
--------------------------------------------------------------------------------
FOOD - 1.1%
   Sysco Corp.                                       222,825            7,977
--------------------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 7.0%
   Alcon, Inc.                                       123,375           11,016
   Dentsply International, Inc.                      131,425            7,151
   Guidant Corp.                                     132,050            9,758
   Medtronic, Inc.                                    80,900            4,122
   St. Jude Medical, Inc. *                          209,750            7,551
   Zimmer Holdings, Inc. *                           143,500           11,166
--------------------------------------------------------------------------------
                                                                       50,764
--------------------------------------------------------------------------------
INSURANCE - 7.6%
   AMBAC Financial Group, Inc.                       131,650            9,841
   American International Group, Inc.                244,500           13,548
   Everest Re Group Ltd.                              99,775            8,492
   Hartford Financial Services Group, Inc.           199,025           13,645
   Prudential Financial, Inc.                        174,825           10,035
--------------------------------------------------------------------------------
                                                                       55,561
--------------------------------------------------------------------------------
INTERNET - 1.3%
   eBay, Inc. *                                      129,100            4,810
   Yahoo!, Inc. *                                    146,275            4,959
--------------------------------------------------------------------------------
                                                                        9,769
--------------------------------------------------------------------------------
LEISURE TIME - 2.2%
   Carnival Corp.                                    193,325           10,016
   Harley-Davidson, Inc.                             100,325            5,795
--------------------------------------------------------------------------------
                                                                       15,811
--------------------------------------------------------------------------------
LODGING - 3.5%
   Harrah's Entertainment, Inc.                      111,700            7,213
   Las Vegas Sands Corp. *                            59,550            2,680
   Marriott International, Inc., Class A             134,250            8,976
   Station Casinos, Inc.                              94,375            6,375
--------------------------------------------------------------------------------
                                                                       25,244
--------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 1.9%
   Rockwell Automation, Inc.                         150,200            8,507
   Zebra Technologies Corp., Class A *               110,275            5,237
--------------------------------------------------------------------------------
                                                                       13,744
--------------------------------------------------------------------------------
MEDIA - 0.8%
   Disney (Walt) Co.                                 200,375            5,757
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

                            NORTHERN FUNDS ANNUAL REPORT    37      EQUITY FUNDS


EQUITY FUNDS
SCHEDULE OF INVESTMENTS

GROWTH EQUITY FUND (continued)
                                                        NUMBER            VALUE
                                                      OF SHARES           (000S)
COMMON STOCKS - 99.0% - CONTINUED
MINING - 0.6%
   Alcoa, Inc.                                          137,000           $4,163
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 6.6%
   Eaton Corp.                                          184,225           12,049
   General Electric Co.                                 766,675           27,646
   Tyco International Ltd.                              249,650            8,438
--------------------------------------------------------------------------------
                                                                          48,133
--------------------------------------------------------------------------------
OIL & GAS - 7.6%
   Apache Corp.                                         201,200           12,319
   BP PLC ADR                                           172,450           10,761
   EnCana Corp.                                         119,400            8,408
   Exxon Mobil Corp.                                    396,875           23,654
--------------------------------------------------------------------------------
                                                                          55,142
--------------------------------------------------------------------------------
OIL & GAS SERVICES - 3.0%
   BJ Services Co.                                      164,825            8,551
   Halliburton Co.                                      120,617            5,217
   Smith International, Inc.                            131,475            8,247
--------------------------------------------------------------------------------
                                                                          22,015
--------------------------------------------------------------------------------
PHARMACEUTICALS - 3.6%
   Pfizer, Inc.                                         511,225           13,430
   Sepracor, Inc. *                                      63,825            3,664
   Teva Pharmaceutical Industries Ltd. ADR              288,675            8,949
--------------------------------------------------------------------------------
                                                                          26,043
--------------------------------------------------------------------------------
RETAIL - 8.3%
   Darden Restaurants, Inc.                             265,750            8,153
   Dick's Sporting Goods, Inc. *                        147,250            5,408
   Lowe's Cos., Inc.                                    103,950            5,935
   Staples, Inc.                                        475,650           14,950
   Wal-Mart Stores, Inc.                                348,975           17,487
   Walgreen Co.                                         196,675            8,736
--------------------------------------------------------------------------------
                                                                          60,669
--------------------------------------------------------------------------------
SEMICONDUCTORS - 1.9%
   Intel Corp.                                          446,550           10,373
   Kla-Tencor Corp.                                      84,425            3,885
--------------------------------------------------------------------------------
                                                                          14,258
--------------------------------------------------------------------------------
SOFTWARE - 3.4%
   Cognos, Inc. *                                       169,350            7,102
   Microsoft Corp.                                      728,200           17,601
--------------------------------------------------------------------------------
                                                                          24,703
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 2.8%
   Cisco Systems, Inc. *                                745,300           13,334

                                                         NUMBER           VALUE
                                                       OF SHARES          (000S)
COMMON STOCKS - 99.0% - CONTINUED
TELECOMMUNICATIONS - 2.8% - (CONTINUED)
   Vodafone Group PLC ADR                               271,325           $7,206
--------------------------------------------------------------------------------
                                                                          20,540
--------------------------------------------------------------------------------
TRANSPORTATION - 2.3%
   Expeditors International Washington, Inc.            103,400            5,537
   United Parcel Service, Inc., Class B                 155,550           11,315
--------------------------------------------------------------------------------
                                                                          16,852
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $664,128)                                                          721,544
INVESTMENT COMPANY - 0.4%
   SPDR Trust Series 1                                   24,744            2,919
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANY
--------------------------------------------------------------------------------
(COST $2,968)                                                              2,919

                                                        PRINCIPAL
                                                         AMOUNT            VALUE
                                                         (000S)           (000S)
SHORT-TERM INVESTMENT - 0.0%
   Barclays Bank, Global Treasury Services,
   London, Eurodollar Time Deposit,
   2.95%, 4/1/05                                            $87               87
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(COST $87)                                                                    87
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.4%
--------------------------------------------------------------------------------
(COST $667,183)                                                          724,550
    Other Assets less Liabilities - 0.6%                                   4,210
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $728,760
*   Non-Income Producing Security


See Notes to the Financial Statements.

EQUITY FUNDS    38      NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005


At March 31, 2005, the industry sectors for the Growth Equity Fund were:

INDUSTRY SECTOR                                                 % OF INVESTMENTS
Consumer Discretionary                                                   13.6%
Consumer Staples                                                          8.1
Energy                                                                   10.6
Financials                                                               19.7
Health Care                                                              13.0
Industrials                                                              13.5
Information Technology                                                   13.2
Materials                                                                 4.9
Telecommunication Services                                                1.0
Utilities                                                                 2.4
--------------------------------------------------------------------------------
Total                                                                   100.0%

See Notes to the Financial Statements.


                            NORTHERN FUNDS ANNUAL REPORT    39      EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
GROWTH OPPORTUNITIES FUND

                                                        NUMBER           VALUE
                                                      OF SHARES          (000S)
COMMON STOCKS - 100.4%
ADVERTISING - 1.7%
   Getty Images, Inc. *                                  1,950            $139
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 3.0%
   Esterline Technologies Corp. *                        3,075             106
   L-3 Communications Holdings, Inc.                     2,050             146
--------------------------------------------------------------------------------
                                                                           252
--------------------------------------------------------------------------------
APPAREL - 2.7%
   Coach, Inc. *                                         2,050             116
   NIKE, Inc., Class B                                   1,300             108
--------------------------------------------------------------------------------
                                                                           224
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.8%
   Biogen Idec, Inc. *                                   1,950              67
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 6.8%
   Alliance Data Systems Corp. *                         2,425              98
   Bright Horizons Family Solutions, Inc. *              3,000             101
   ChoicePoint, Inc. *                                   2,150              86
   Corporate Executive Board Co.                         1,400              90
   iPayment, Inc. *                                      2,425             102
   Labor Ready, Inc. *                                   4,850              91
--------------------------------------------------------------------------------
                                                                           568
--------------------------------------------------------------------------------
COMPUTERS - 0.7%
   Manhattan Associates, Inc. *                          2,800              57
--------------------------------------------------------------------------------
ELECTRONICS - 2.7%
   Flextronics International Ltd. *                      8,025              96
   Symbol Technologies, Inc.                             8,950             130
--------------------------------------------------------------------------------
                                                                           226
--------------------------------------------------------------------------------
ENTERTAINMENT - 4.2%
   Las Vegas Sands Corp. *                               1,675              76
   Penn National Gaming, Inc. *                          4,100             120
   Station Casinos, Inc.                                 2,325             157
--------------------------------------------------------------------------------
                                                                           353
--------------------------------------------------------------------------------
FOOD - 0.9%
United Natural Foods, Inc. *                             2,625              75
--------------------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 13.4%
   Alcon, Inc.                                           1,200             107
   American Medical Systems Holdings, Inc. *             4,650              80
   Cooper Cos., Inc.                                       925              68
   Gen-Probe, Inc. *                                     2,250             100
   IDEXX Laboratories, Inc. *                            2,050             111
   Inamed Corp. *                                        1,200              84
   Patterson Cos., Inc. *                                2,625             131
   Respironics, Inc. *                                   1,775             104

                                                        NUMBER           VALUE
                                                      OF SHARES          (000S)
COMMON STOCKS - 100.4% - CONTINUED
HEALTHCARE - PRODUCTS - 13.4% - (CONTINUED)
   Sybron Dental Specialties, Inc. *                     4,300            $154
   Zimmer Holdings, Inc. *                               2,250             175
--------------------------------------------------------------------------------
                                                                         1,114
--------------------------------------------------------------------------------
HEALTHCARE - SERVICES - 2.2%
   Pediatrix Medical Group, Inc. *                       1,400              96
   Psychiatric Solutions, Inc. *                         1,950              90
--------------------------------------------------------------------------------
                                                                           186
--------------------------------------------------------------------------------
INSURANCE - 1.6%
   Everest Re Group Ltd.                                 1,575             134
--------------------------------------------------------------------------------
INTERNET - 5.0%
   eBay, Inc. *                                          2,625              98
   Fastclick, Inc. *                                     5,037              60
   Google, Inc., Class A *                                 600             108
   Shopping.com Ltd. *                                   2,325              41
   Symantec Corp. *                                      5,225             112
--------------------------------------------------------------------------------
                                                                           419
--------------------------------------------------------------------------------
IRON/STEEL - 1.3%
   Reliance Steel & Aluminum Co.                         2,625             105
--------------------------------------------------------------------------------
LEISURE TIME - 2.8%
   Carnival Corp.                                        2,000             104
   Life Time Fitness, Inc. *                             4,750             128
--------------------------------------------------------------------------------
                                                                           232
--------------------------------------------------------------------------------
LODGING - 4.7%
   Great Wolf Resorts, Inc. *                            5,600             140
   La Quinta Corp. *                                    14,275             121
   Marriott International, Inc., Class A                 1,900             127
--------------------------------------------------------------------------------
                                                                           388
--------------------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 1.6%
   Caterpillar, Inc.                                     1,500             137
--------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 2.1%
   Rockwell Automation, Inc.                             1,125              64
   Zebra Technologies Corp., Class A *                   2,425             115
--------------------------------------------------------------------------------
                                                                           179
--------------------------------------------------------------------------------
MINING - 0.9%
   Freeport-McMoRan Copper & Gold, Inc., Class B         1,875              74
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 1.7%
   Danaher Corp.                                         2,700             144
--------------------------------------------------------------------------------
OIL & GAS - 4.7%
   Apache Corp.                                          3,450             211
   InterOil Corp. *                                      1,600              56


See Notes to the Financial Statements

EQUITY FUNDS    40    NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                       NUMBER           VALUE
                                                      OF SHARES         (000S)
COMMON STOCKS - 100.4% - CONTINUED
OIL & GAS - 4.7% - (CONTINUED)
   Southwestern Energy Co. *                            2,250            $128
--------------------------------------------------------------------------------
                                                                          395
--------------------------------------------------------------------------------
OIL & GAS SERVICES - 3.9%
   Cal Dive International, Inc. *                       1,800              82
   Smith International, Inc.                            2,425             152
   Veritas DGC, Inc. *                                  3,175              95
--------------------------------------------------------------------------------
                                                                          329
--------------------------------------------------------------------------------
PACKAGING & CONTAINERS - 1.2%
   Greif Inc., Class A                                  1,400              97
--------------------------------------------------------------------------------
PHARMACEUTICALS - 4.7%
   Gilead Sciences, Inc. *                              4,200             150
   Prestige Brands Holdings, Inc. *                     5,125              91
   Teva Pharmaceutical Industries Ltd. ADR              4,750             147
--------------------------------------------------------------------------------
                                                                          388
--------------------------------------------------------------------------------
REITS - 1.6%
   Centerpoint Properties Corp.                         3,175             130
--------------------------------------------------------------------------------
RESTAURANTS - 1.2%
   McDonald's Corp.                                     3,175              99
--------------------------------------------------------------------------------
RETAIL - 7.2%
   Aeropostale, Inc. *                                  3,175             104
   BJ's Wholesale Club, Inc. *                          2,700              84
   Copart, Inc. *                                       3,825              90
   Dick's Sporting Goods, Inc. *                        3,925             144
   Petsmart, Inc.                                       2,425              70
   Staples, Inc.                                        3,400             107
--------------------------------------------------------------------------------
                                                                          599
--------------------------------------------------------------------------------
SEMICONDUCTORS - 0.8%
   Integrated Circuit Systems, Inc. *                   3,275              63
--------------------------------------------------------------------------------
SOFTWARE - 9.0%
   Ansys, Inc. *                                        3,725             127
   Autodesk, Inc. *                                     3,350             100
   Certegy, Inc.                                        4,300             149
   Cognos, Inc. *                                       2,900             122
   Global Payments, Inc.                                1,950             126
   Hyperion Solutions Corp. *                           2,800             123
--------------------------------------------------------------------------------
                                                                          747
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 3.9%
   Nextel Partners, Inc., Class A *                     4,850             107
   Plantronics, Inc.                                    2,425              92
   QUALCOMM, Inc.                                       3,350             123
--------------------------------------------------------------------------------
                                                                          322
--------------------------------------------------------------------------------

                                                        NUMBER          VALUE
                                                      OF SHARES         (000S)
COMMON STOCKS - 100.4% - CONTINUED
TRANSPORTATION - 1.4%
   Hunt (J.B.) Transport Services, Inc.                 2,700            $118
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $7,119)                                                           8,360


                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                        (000S)          (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 0.7%
   Barclays Bank, Global Treasury Services,
   London, Eurodollar Time Deposit,
   2.95%, 4/1/05                                          $57              57
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(COST $57)                                                                 57

TOTAL INVESTMENTS - 101.1%
--------------------------------------------------------------------------------
(COST $7,176)                                                           8,417
  Liabilities less Other Assets - (1.1)%                                  (89)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $8,328

* Non-Income Producing Security

At March 31, 2005, the industry sectors for the Growth Opportunities Fund were:

   INDUSTRY SECTOR                                              % OF INVESTMENTS
   Consumer Discretionary                                                25.2%
   Consumer Staples                                                       1.9
   Energy                                                                 8.7
   Financials                                                             3.2
   Health Care                                                           20.1
   Industrials                                                           14.1
   Information Technology                                                22.2
   Materials                                                              3.3
   Telecommunication Services                                             1.3
--------------------------------------------------------------------------------
   Total                                                                100.0%

See Notes to the Financial Statements.

                            NORTHERN FUNDS ANNUAL REPORT    41      EQUITY FUNDS

                                                                 MARCH 31, 2005


                                                      NUMBER         VALUE
                                                    OF SHARES        (000S)
CONVERTIBLE PREFERRED STOCKS - 22.6% - CONTINUED
DIVERSIFIED FINANCIAL SERVICES - 1.6%
   Capital One Financial Corp., 6.25%                   60,000        $3,034
   Lehman Brothers Holdings, Inc., 6.25%               100,000         2,640
--------------------------------------------------------------------------------
                                                                       5,674
--------------------------------------------------------------------------------
ELECTRIC - 1.1%
   NRG Energy, Inc., 4.00% (1)                           3,660         3,794
--------------------------------------------------------------------------------
FOOD - 0.7%
   Albertson's, Inc., 7.25 %                           100,000         2,262
--------------------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 0.8%
   Baxter International, Inc., 7.00%                    50,000         2,692
--------------------------------------------------------------------------------
INSURANCE - 3.3%
   Chubb Corp., Series A, 7.00%                         40,000         1,186
   Chubb Corp., Series B, 7.00%                         15,000           450
   Conseco, Inc., 5.50%                                 50,000         1,325
   Fortis Insurance NV, 7.75% (1) (2)                    2,000         2,125
   Genworth Financial, Inc., 6.00%                      75,000         2,407
   Travelers Property Casualty Corp., 4.50%            180,000         3,982
--------------------------------------------------------------------------------
                                                                      11,475
--------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 1.1%
   Cummins Capital Trust I, 7.00% (1) (2)               50,000         3,831
--------------------------------------------------------------------------------
OIL & GAS - 0.4%
   Chesapeake Energy Corp., 5.00%                       10,000         1,418
--------------------------------------------------------------------------------
PHARMACEUTICALS - 1.9%
   Omnicare, Inc., 4.00%                                27,500         1,418
   Schering-Plough Corp., 6.00%                        100,000         5,030
--------------------------------------------------------------------------------
                                                                       6,448
--------------------------------------------------------------------------------
REITS - 1.6%
   Ramco-Gershenson Properties, 7.95%                  176,500         5,471
--------------------------------------------------------------------------------
SAVINGS & LOANS - 2.1%
   Sovereign Capital Trust II, 4.38%                   100,000         4,700
   Washington Mutual, Inc., 5.38%                       50,000         2,607
--------------------------------------------------------------------------------
                                                                       7,307
--------------------------------------------------------------------------------
SOVEREIGN - 0.5%
   Fannie Mae, 5.38%                                        20         1,880
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 0.7%
   Alltel Corp., 7.75%                                  50,000         2,525
--------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
--------------------------------------------------------------------------------
(COST $71,993)                                                        77,863
--------------------------------------------------------------------------------


                                                    PRINCIPAL
                                                     AMOUNT          VALUE
                                                     (000S)          (000S)
CONVERTIBLE BONDS - 28.2%
AUTO PARTS & EQUIPMENT - 2.6%
   Goodyear Tire & Rubber (The) Co., (1) (2)
     4.00%, 6/15/34                                      7,000        $9,074
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.3%
   Amgen, Inc.,
     0.00%, 3/1/32                                       6,000         4,343
--------------------------------------------------------------------------------
COMPUTERS - 0.6%
   Mentor Graphics Corp.,
     6.88%, 6/15/07                                      2,000         2,060
--------------------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 1.3%
   Conmed Corp., (1) (2)
     2.50%, 11/15/24                                     4,100         4,407
--------------------------------------------------------------------------------
HEALTHCARE - SERVICES - 0.8%
   Health Management Associates, Inc., (1) (2)
     1.50%, 8/1/23                                       2,625         2,868
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 1.9%
   Church & Dwight, Inc., (1)
     5.25%, 8/15/33                                      5,000         6,681
--------------------------------------------------------------------------------
INSURANCE - 2.8%
   AON Corp.,
     3.50%, 11/15/12                                     4,000         4,735
     Radian Group, Inc.,
     2.25%, 1/1/22                                       5,000         4,937
--------------------------------------------------------------------------------
                                                                       9,672
--------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 1.8%
   AGCO Corp.,
     1.75%, 12/31/33                                     6,000         6,105
--------------------------------------------------------------------------------
MEDIA - 1.9%
   Disney (Walt) Co.,
     2.13%, 4/15/23                                      2,000         2,190
   Liberty Media Corp.,
     0.75%, 3/30/23                                      4,000         4,385
--------------------------------------------------------------------------------
                                                                       6,575
--------------------------------------------------------------------------------
MINING - 2.1%
   AngloGold Holdings PLC, (1) (2)
     2.38%, 2/27/09                                      4,000         3,714
   Freeport-McMoRan Copper & Gold, Inc., (1)
     7.00%, 2/11/11                                      2,500         3,544
--------------------------------------------------------------------------------
                                                                       7,258
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

                            NORTHERN FUNDS ANNUAL REPORT    43      EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
INCOME EQUITY FUND

                                                       NUMBER           VALUE
                                                      OF SHARES         (000S)
COMMON STOCKS - 40.9%
AGRICULTURE - 2.6%
   Altria Group, Inc.                                  60,000          $3,923
   UST, Inc.                                           95,000           4,912
-------------------------------------------------------------------------------
                                                                        8,835
-------------------------------------------------------------------------------
BANKS - 1.0%
  Bank of America Corp.                                80,000           3,528
-------------------------------------------------------------------------------
BEVERAGES - 0.4%
   Coca-Cola (The) Co.                                 35,000           1,458
-------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.0%
   Amgen, Inc. *                                       25,000           1,455
   Vertex Pharmaceuticals, Inc. *                     200,000           1,872
-------------------------------------------------------------------------------
                                                                        3,327
-------------------------------------------------------------------------------
COMMERCIAL SERVICES - 4.5%
   Coinmach Service Corp.                             403,000           5,299
   Donnelley (R.R.) & Sons Co.                         85,000           2,688
   H&R Block, Inc.                                     80,000           4,047
   Macquarie Infrastructure Co. Trust *               120,000           3,360
-------------------------------------------------------------------------------
                                                                       15,394
-------------------------------------------------------------------------------
COMPUTERS - 1.4%
   Hewlett-Packard Co.                                100,000           2,194
   IBM Corp.                                           30,000           2,741
-------------------------------------------------------------------------------
                                                                        4,935
-------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 0.6%
   Colgate-Palmolive Co.                               40,000           2,087
-------------------------------------------------------------------------------
ELECTRIC - 0.9%
   Scottish Power PLC ADR                             100,000           3,120
-------------------------------------------------------------------------------
FOOD - 1.6%
   B&G Fold Holdings Corp.                            370,000           5,513
-------------------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 1.1%
   Johnson & Johnson                                   55,000           3,694
-------------------------------------------------------------------------------
HOME BUILDERS - 0.5%
   KB Home                                             15,000           1,762
-------------------------------------------------------------------------------
HOME FURNISHINGS - 0.9%
   Whirlpool Corp.                                     45,000           3,048
-------------------------------------------------------------------------------
INSURANCE - 1.2%
   Prudential Financial, Inc.                          73,500           4,219
-------------------------------------------------------------------------------
MEDIA - 1.1%
   Disney (Walt) Co.                                   80,000           2,299
   EchoStar Communications Corp., Class A *            45,000           1,316
-------------------------------------------------------------------------------
                                                                        3,615
-------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 0.6%
   General Electric Co.                                60,000           2,164
-------------------------------------------------------------------------------

                                                        NUMBER          VALUE
                                                      OF SHARES         (000S)
COMMON STOCKS - 40.9% - CONTINUED
OIL & GAS - 10.4%
   Apache Corp.                                        80,000          $4,898
   BP PLC ADR                                          50,000           3,120
   Burlington Resources, Inc.                         100,000           5,007
   ChevronTexaco Corp.                                 66,000           3,848
   ConocoPhillips                                      48,000           5,176
   Devon Energy Corp.                                 114,000           5,444
   Marathon Oil Corp.                                  80,000           3,754
   Royal Dutch Petroleum Co. - New York Shares         76,000           4,563
-------------------------------------------------------------------------------
                                                                       35,810
-------------------------------------------------------------------------------
PHARMACEUTICALS - 3.4%
   Abbott Laboratories                                 60,000           2,797
   Bristol-Myers Squibb Co.                           100,000           2,546
   GlaxoSmithKline PLC ADR                             90,000           4,133
   Omnicare, Inc.                                      60,000           2,127
-------------------------------------------------------------------------------
                                                                       11,603
-------------------------------------------------------------------------------
SAVINGS & LOANS - 0.5%
   New York Community Bancorp, Inc.                   100,000           1,816
-------------------------------------------------------------------------------
SOFTWARE - 0.9%
   Microsoft Corp.                                    125,000           3,021
-------------------------------------------------------------------------------
TELECOMMUNICATIONS - 6.3%
   China Mobile Hong Kong Ltd. ADR                    120,000           1,969
   Nokia OYJ ADR                                      150,000           2,315
   PanAmSat Holding Corp.                             275,000           4,675
   Sprint Corp.                                       155,000           3,526
   Valor Communications Group, Inc.                   350,000           5,064
   Vodafone Group PLC ADR                             160,000           4,250
-------------------------------------------------------------------------------
                                                                       21,799
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
-------------------------------------------------------------------------------
(COST $122,523)                                                       140,748

CONVERTIBLE PREFERRED STOCKS - 22.6%
AUTO MANUFACTURERS - 2.3%
   Ford Motor Co. Capital Trust II, 6.50%             115,000           5,214
   General Motors Corp., 6.25%                        130,000           2,704
-------------------------------------------------------------------------------
                                                                        7,918
-------------------------------------------------------------------------------
BANKS - 0.8%
   Marshall & Ilsley Corp., 6.50%                     100,000           2,661
-------------------------------------------------------------------------------
BEVERAGES - 2.4%
   Constellation Brands, Inc., 5.75%                  200,000           8,082
-------------------------------------------------------------------------------
COMMERCIAL SERVICES - 1.3%
   United Rentals Trust I, 6.50%                      100,000           4,425
-------------------------------------------------------------------------------

See Notes to the Financial Statements.

EQUITY FUNDS    42    NORTHERN FUNDS ANNUAL REPORT

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
INCOME EQUITY FUND (continued)

                                                       PRINCIPAL
                                                        AMOUNT           VALUE
                                                        (000S)           (000S)
CONVERTIBLE BONDS - 28.2% - CONTINUED
MISCELLANEOUS MANUFACTURING - 3.9%
        Eastman Kodak Co.,
              3.38%, 10/15/33 (1)(2)                    $2,000           $2,425
              3.38%, 10/15/33                            4,000            4,849
        Tyco International Group S.A.,
              2.75%, 1/15/18 (1)(2)                      1,000            1,498
              2.75%, 1/15/18                             1,000            1,498
              3.13%, 1/15/23 (1)(2)                      1,000            1,591
              3.13%, 1/15/23                             1,000            1,591
--------------------------------------------------------------------------------
                                                                         13,452
--------------------------------------------------------------------------------
OIL & GAS - 0.7%
        Devon Energy Corp.,
              4.90%, 8/15/08                             2,000            2,313
--------------------------------------------------------------------------------
REITS - 0.2%
         Host Marriott LP, (1)(2)
              3.25%, 4/15/24                               500              545
--------------------------------------------------------------------------------
RETAIL - 2.2%
        CBRL Group, Inc.,
              0.00%, 4/3/32                              6,000            2,940
        PEP Boys - Manny Joe & Jack,
              4.25%, 6/1/07                              4,500            4,534
--------------------------------------------------------------------------------
                                                                          7,474
--------------------------------------------------------------------------------
SEMICONDUCTORS - 1.1%
        International Rectifier Corp.,
              4.25%, 7/15/07                             4,000            3,925
--------------------------------------------------------------------------------
SOFTWARE - 0.6%
        Sybase, Inc., (1)(2)
              1.75%, 2/22/25                             2,000            1,938
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 2.4%
        CenturyTel, Inc.,
              4.75%, 8/1/32                              3,000            3,184
        Nextel Communications, Inc.,
              5.25%, 1/15/10                             5,000            4,993
--------------------------------------------------------------------------------
                                                                          8,177
--------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
--------------------------------------------------------------------------------
(COST $92,400)                                                           96,867

                                                       PRINCIPAL
                                                        AMOUNT           VALUE
                                                        (000S)           (000S)
SHORT-TERM INVESTMENT - 8.1%
        Barclays Bank, Global Treasury Services,
              London, Eurodollar Time Deposit,
              2.95%, 4/1/05                            $27,827          $27,827
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(COST $27,827)                                                           27,827

TOTAL INVESTMENTS - 99.8%
--------------------------------------------------------------------------------
(COST $314,743)                                                         343,305
              Other Assets less Liabilities - 0.2%                          600
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $343,905

* Non-Income Producing Security

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.

(2) Restricted security has been deemed illiquid. At March 31, 2005, the value of these restricted illiquid securities amounted to approximately $34,016,000 or 9.9% of net assets. Additional information on each holding is as follows:

                                                                   ACQUISITION
                                               ACQUISITION            COST
SECURITY                                          DATE               (000S)
AngloGold Holdings PLC, 2.38%, 2/27/09            2/04               $4,000
Conmed Corp., 2.50%, 11/15/24                  11/04-2/05             4,152
Cummins Capital Trust I, 7.00%                    6/01                2,500
Eastman Kodak Co., 3.38%, 10/15/33                10/03               2,000
Fortis Insurance NV, 7.75%                        1/05                2,000
Goodyear Tire & Rubber (The) Co.,
  4.00%, 6/15/34                               6/04-10/04             8,012
Health Management Associates, Inc.,
  1.50%, 8/1/23                                   7/03                2,592
Host Marriott LP, 3.25%, 4/15/24                  3/04                  490
Sybase, Inc., 1.75%, 2/22/25                      2/05                2,000
Tyco International Group S.A.,
  2.75%, 1/15/18                                  1/03                1,001
Tyco International Group S.A.,
  3.13%, 1/15/23                                  1/03                1,002
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

EQUITY FUNDS   44   NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

At March 31, 2005, the industry sectors for the Income Equity Fund were:

  INDUSTRY SECTOR                             % OF INVESTMENTS
  Communications                                          4.7%
  Consumer Discretionary                                 18.9
  Consumer Staples                                        9.0
  Energy                                                 12.6
  Financials                                             16.4
  Health Care                                            12.4
  Industrials                                             8.9
  Information Technology                                  5.0
  Materials                                               1.1
  Telecommunication Services                              8.8
  Utilities                                               2.2
-------------------------------------------------------------
  Total                                                 100.0%

See Notes to the Financial Statements.

                                NORTHERN FUNDS ANNUAL REPORT   45   EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND

                                                        NUMBER         VALUE
                                                       OF SHARES       (000S)
COMMON STOCKS - 93.8%
AUSTRALIA - 4.8%
   Alumina Ltd.                                          34,559         $157
   Amcor Ltd.                                            26,388          146
   AMP Ltd.                                              54,431          298
   Ansell Ltd.                                            2,586           20
   Aristocrat Leisure Ltd.                                6,768           53
   Australia & New Zealand Banking Group Ltd.            51,705          823
   Australian Gas Light Co. Ltd.                         13,673          150
   Australian Stock Exchange Ltd.                         2,306           36
   AXA Asia Pacific Holdings Ltd.                        14,270           46
   BHP Billiton Ltd.                                    101,027        1,394
   BlueScope Steel Ltd.                                  22,360          150
   Boral Ltd.                                            12,886           61
   Brambles Industries Ltd.                              28,569          175
   Centro Properties Group                               23,967           96
   CFS Gandel Retail Trust                               33,045           41
   Coca-Cola Amatil Ltd.                                 14,044           93
   Cochlear Ltd.                                          1,227           31
   Coles Myer Ltd.                                       33,744          245
   Commonwealth Bank of Australia                        35,123          948
   Commonwealth Property Office Fund                     30,212           29
   Computershare Ltd.                                     8,365           36
   CSL Ltd.                                               5,897          156
   CSR Ltd.                                              20,537           39
   DB RREEF Trust                                        72,002           72
   Foster's Group Ltd.                                   59,186          235
   Futuris Corp. Ltd.                                     8,209           13
   General Property Trust                                59,947          164
   Harvey Norman Holdings Ltd.                           12,021           25
   ING Industrial Fund                                    7,163           11
   Insurance Australia Group Ltd.                        47,271          231
   Investa Property Group                                32,115           52
   John Fairfax Holdings Ltd.                            23,857           77
   Leighton Holdings Ltd.                                 2,715           21
   Lend Lease Corp. Ltd.                                  9,673           94
   Lion Nathan Ltd.                                       6,600           37
   Macquarie Bank Ltd.                                    6,561          243
   Macquarie Goodman Group                               30,287           89
   Macquarie Infrastructure Group                        57,774          161
   Mayne Group Ltd.                                      19,361           58
   Mirvac Group                                          22,804           78
   National Australia Bank Ltd.                          43,364          949
   Newcrest Mining Ltd.                                   9,973          134

                                                        NUMBER         VALUE
                                                       OF SHARES       (000S)
COMMON STOCKS - 93.8% - CONTINUED
 AUSTRALIA - 4.8% - (CONTINUED)
   OneSteel Ltd.                                         12,759           $26
   Orica Ltd.                                             8,331           117
   Origin Energy Ltd.                                    23,706           131
   Pacific Brands Ltd. *                                  9,974            19
   PaperlinX Ltd.                                        10,058            32
   Patrick Corp. Ltd.                                    14,662            67
   Perpetual Trustees Australia Ltd.                        745            33
   Publishing & Broadcasting Ltd.                         2,720            32
   Qantas Airways Ltd.                                   18,819            52
   QBE Insurance Group Ltd.                              20,540           236
   Rinker Group Ltd.                                     27,865           232
   Rio Tinto Ltd.                                         9,078           316
   Santos Ltd.                                           14,792           103
   Sonic Healthcare Ltd.                                  6,846            64
   Southcorp Ltd. *                                      18,062            59
   Stockland Trust                                       37,582           170
   Suncorp-Metway Ltd.                                   14,980           225
   TABCORP Holdings Ltd.                                 14,451           188
   Telstra Corp. Ltd.                                    62,462           246
   Toll Holdings Ltd.                                     7,117            77
   Transurban Group                                      14,672            80
   Wesfarmers Ltd.                                       10,725           329
   Westfield Group *                                     40,215           503
   Westpac Banking Corp.                                 50,736           746
   WMC Resources Ltd.                                    32,331           199
   Woodside Petroleum Ltd.                               13,719           257
   Woolworths Ltd.                                       29,617           367
--------------------------------------------------------------------------------
                                                                       12,873
--------------------------------------------------------------------------------
AUSTRIA - 0.4%
   Bank Austria Creditanstalt A.G.                        1,070           105
   Boehler-Uddeholm A.G.                                    170            23
   Erste Bank der Oesterreichischen Sparkassen A.G.       3,480           182
   Flughafen Wien A.G.                                      230            16
   IMMOFINANZ Immobilien Anlagen A.G. *                   7,930            72
   Mayr-Melnhof Karton A.G.                                  90            14
   Oesterreichische Elektrizitaetswirtschafts A.G.
     (Verbund), Class A                                     180            41
   OMV A.G.                                                 480           153
   RHI A.G. *                                               400            12
   Telekom Austria A.G.                                  10,070           197
   Voest-Alpine A.G.                                        760            59

See Notes to the Financial Statements.

EQUITY FUNDS   46   NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                        NUMBER         VALUE
                                                       OF SHARES       (000S)
COMMON STOCKS - 93.8% - CONTINUED
AUSTRIA - 0.4% -(CONTINUED)
   Wienerberger A.G.                                      1,820           $83
--------------------------------------------------------------------------------
                                                                          957
--------------------------------------------------------------------------------
BELGIUM - 1.4%
   AGFA-Gevaert N.V.                                      2,911           102
   Barco N.V.                                               255            21
   Bekaert N.V.                                             310            26
   Belgacom S.A.*                                         4,910           203
   Cofinimmo S.A.                                           113            18
   Colruyt N.V.                                             474            74
   Compagnie Maritime Belge S.A.                            375            14
   D'ieteren S.A.                                            59            14
   Delhaize Group                                         2,094           143
   Dexia                                                 17,836           424
   Electrabel S.A.                                          810           363
   Euronav N.V.*                                            450            15
   Fortis                                                33,930           967
   Groupe Bruxelles Lambert S.A.                          1,933           176
   InBev N.V.                                             5,086           178
   KBC Groupe                                             5,378           454
   Mobistar S.A.*                                           754            66
   Omega Pharma S.A.                                        455            23
   Solvay S.A., Class A                                   1,902           227
   UCB S.A.                                               2,578           125
   Umicore                                                  649            66
--------------------------------------------------------------------------------
                                                                        3,699
--------------------------------------------------------------------------------
BERMUDA - 0.0%
   Frontline Ltd.                                         1,300            62
--------------------------------------------------------------------------------
DENMARK - 0.7%
   A.P. Moller - Maersk A/S                                  31           289
   Bang & Olufsen A/S, Class B                              243            16
   Carlsberg A/S, Class B                                 1,100            55
   Coloplast A/S, Class B                                   572            30
   Danisco A/S                                            1,548           105
   Danske Bank A/S                                       12,312           357
   DSV De Sammensluttede Vognmaend A/S                      462            35
   East Asiatic Co. Ltd. A/S                                433            25
   FLSmidth & Co. A/S, Class B *                            576            11
   GN Store Nord A/S                                      6,731            77
   H. Lundbeck A/S                                        1,530            37
   ISS A/S                                                1,440           117
   Kobenhavns Lufthavne                                     118            28
   NKT Holding A/S                                          379            13

                                                        NUMBER         VALUE
                                                       OF SHARES       (000S)
COMMON STOCKS - 93.8% - CONTINUED
DENMARK - 0.7% - (CONTINUED)
   Novo-Nordisk A/S, Class B                              6,770          $377
   Novozymes A/S, Class B                                 1,637            80
   TDC A/S                                                5,276           222
   Topdanmark A/S                                           429            32
   Vestas Wind Systems A/S                                5,352            77
   William Demant Holding A/S *                             593            30
--------------------------------------------------------------------------------
                                                                        2,013
--------------------------------------------------------------------------------
FINLAND - 1.4%
   Amer Group Ltd.                                        1,550            28
   Elisa OYJ, Class A *                                   4,500            76
   Fortum OYJ                                             9,800           191
   KCI Konecranes OYJ                                       250            10
   Kesko OYJ, Class B                                     1,300            33
   Kone OYJ, Class B                                      1,160            90
   Metso OYJ                                              3,400            61
   Nokia OYJ                                            134,750         2,089
   Nokian Renkaat OYJ                                       270            43
   Orion OYJ, Class B                                     1,600            25
   Outokumpu OYJ                                          2,000            36
   Pohjola Group PLC, Class D                             1,300            16
   Rautaruukki OYJ                                        1,800            24
   Sampo OYJ, Class A                                    11,400           166
   Stora Enso OYJ (Registered)                           18,600           261
   TietoEnator OYJ                                        2,540            87
   UPM-Kymmene OYJ                                       15,500           344
   Uponor OYJ                                             1,300            27
   Wartsila OYJ, Class B                                  1,800            48
--------------------------------------------------------------------------------
                                                                        3,655
--------------------------------------------------------------------------------
FRANCE - 8.8%
   Accor S.A.                                             5,732           281
   Air France                                             3,000            54
   Air Liquide                                            3,207           590
   Alcatel S.A.                                          36,165           439
   Alstom *                                             132,728           114
   Atos Origin *                                          1,713           116
   Autoroutes du Sud de la France                         1,797            91
   AXA                                                   41,253         1,099
   BNP Paribas                                           22,941         1,625
   Bouygues                                               5,580           221
   Business Objects S.A. *                                1,183            32
   Cap Gemini S.A.                                        3,740           130
   Carrefour S.A.                                        16,710           887

See Notes to the Financial Statements.

                              NORTHERN FUNDS ANNUAL REPORT    47    EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND (continued)

                                                        NUMBER         VALUE
                                                       OF SHARES       (000S)
COMMON STOCKS - 93.8% - CONTINUED
FRANCE - 8.8% - (CONTINUED)
   Casino Guichard Perrachon S.A.                           851           $71
   Cie de Saint-Gobain                                    9,026           550
   CNP Assurances                                           865            61
   Credit Agricole S.A.                                  18,967           516
   Dassault Systems S.A.                                  1,572            74
   Essilor International S.A.                             2,638           191
   France Telecom S.A.                                   42,991         1,287
   Gecina S.A.                                              938           107
   Groupe Danone                                          7,064           703
   Hermes International                                     174            35
   Imerys S.A.                                              599            45
   Klepierre                                                440            40
   L'Oreal S.A.                                           8,905           713
   Lafarge S.A.                                           5,037           488
   Lagardere S.C.A.                                       3,628           275
   LVMH Moet Hennessy Louis Vuitton S.A.                  7,213           539
   Michelin Compagnie Generale des
     Establissements, Class B                             4,103           270
   Pernod-Ricard                                          1,325           185
   Peugeot S.A.                                           4,946           314
   Pinault-Printemps-Redoute S.A.                         1,996           213
   Publicis Groupe                                        3,148            97
   Renault S.A.                                           5,464           488
   Sagem S.A. *                                           4,368            98
   Sanofi-Aventis                                        28,176         2,376
   Schneider Electric S.A.                                6,530           512
   Societe BIC S.A.                                         667            38
   Societe Generale                                       9,707         1,009
   Societe Television Francaise 1                         2,931            93
   Sodexho Alliance S.A.                                  2,348            78
   Suez S.A.                                             23,462           631
   Technip S.A.                                             475            79
   Thales S.A.                                            2,009            84
   Thomson (ex-TMM)                                       6,613           178
   Total S.A.                                            16,431         3,845
   Union du Credit-Bail Immobilier                        1,329           157
   Valeo S.A.                                             1,822            81
   Veolia Environment                                     8,833           313
   Vinci S.A.                                             2,180           314
   Vivendi Universal S.A.                                29,704           910
   Zodiac S.A.                                              500            23
--------------------------------------------------------------------------------
                                                                       23,760

                                                        NUMBER         VALUE
                                                       OF SHARES       (000S)
COMMON STOCKS - 93.8% - CONTINUED
GERMANY - 6.3%
   Adidas-Salomon A.G.                                    1,369          $217
   Allianz A.G. (Registered)                              8,921         1,133
   Altana A.G.                                            1,975           126
   BASF A.G.                                             15,021         1,065
   Bayer A.G.                                            19,173           633
   Bayerische Hypo-und Vereinsbank A.G. *                18,718           458
   Beiersdorf A.G.                                          342            38
   Celesio A.G.                                           1,046            86
   Commerzbank A.G.                                      13,258           288
   Continental A.G.                                       3,699           287
   DaimlerChrysler A.G. (Registered)                     24,959         1,117
   Deutsche Bank A.G. (Registered)                       14,180         1,223
   Deutsche Boerse A.G.                                   3,019           227
   Deutsche Lufthansa A.G. (Registered)                   5,688            82
   Deutsche Post A.G. (Registered)                       14,769           360
   Deutsche Telekom A.G. (Registered) *                  78,918         1,575
   Douglas Holding A.G.                                     762            28
   E.ON A.G.                                             18,016         1,546
   Epcos A.G. *                                             972            13
   Fresenius Medical Care A.G.                            1,007            82
   HeidelbergCement A.G.                                  1,959           123
   Hypo Real Estate Holding                               3,572           149
   Infineon Technologies A.G. *                          18,114           174
   KarstadtQuelle A.G.                                    1,094            11
   Linde A.G.                                             2,209           152
   MAN A.G.                                               4,055           181
   Marschollek Lautenschlaeger und Partner A.G.           1,188            17
   Merck KGaA                                             1,456           105
   Metro A.G.                                             4,361           234
   Muenchener Rueckversicherungs A.G.
     (Registered)                                         5,283           636
   Puma A.G. Rudolf Dassler Sport                           480           120
   RWE A.G.                                              12,189           737
   SAP A.G.                                               5,952           959
   Schering A.G.                                          4,881           324
   Siemens A.G. (Registered)                             23,044         1,824
   Suedzucker A.G.                                        1,077            22
   ThyssenKrupp A.G.                                      8,213           169
   TUI A.G.                                               4,228           112
   Volkswagen A.G.                                        6,635           316
--------------------------------------------------------------------------------
                                                                       16,949
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

EQUITY FUNDS   48   NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                        NUMBER         VALUE
                                                       OF SHARES       (000S)
COMMON STOCKS - 93.8% - CONTINUED
GREECE - 0.5%
   Alpha Bank A.E.                                        5,760          $195
   Coca Cola Hellenic Bottling Co. S.A.                   3,310            83
   Commercial Bank of Greece                              1,410            37
   Cosmote Mobile Communications S.A.                     2,940            52
   EFG Eurobank Ergasias S.A. *                           5,490           169
   Folli-Follie S.A. (Registered)                           320             9
   Germanos S.A.                                            530            16
   Greek Organization of Football Prognostics S.A.        4,700           137
   Hellenic Duty Free Shops S.A.                            390             6
   Hellenic Petroleum S.A.                                2,340            23
   Hellenic Technodomiki Tev S.A.                         1,920             9
   Hellenic Telecommunications Organization S.A.          7,280           129
   Hyatt Regency S.A.                                       900            11
   Intracom S.A.                                          1,840             9
   National Bank of Greece S.A.                           7,550           255
   Piraeus Bank S.A.                                      4,260            77
   Public Power Corp.                                     3,210            93
   Technical Olympic S.A.                                 1,750            11
   Titan Cement Co. S.A.                                  1,540            51
   Viohalco                                               2,380            19
--------------------------------------------------------------------------------
                                                                        1,391
--------------------------------------------------------------------------------
HONG KONG - 1.5%
   ASM Pacific Technology                                 3,000            13
   Bank of East Asia Ltd.                                37,600           108
   BOC Hong Kong Holdings Ltd.                          104,000           191
   Cathay Pacific Airways Ltd.                           33,000            62
   Cheung Kong Holdings Ltd.                             43,000           382
   Cheung Kong Infrastructure Holdings Ltd.               5,000            14
   CLP Holdings Ltd.                                     52,000           296
   Esprit Holdings Ltd.                                  26,000           177
   Giordano International Ltd.                           14,000             9
   Hang Lung Properties Ltd.                             52,000            75
   Hang Seng Bank Ltd.                                   22,000           292
   Henderson Land Development                            23,000           102
   Hong Kong & China Gas Co. Ltd.                       107,000           211
   Hong Kong Electric Holdings Ltd.                      40,500           180
   Hong Kong Exchanges and Clearing Ltd.                 30,000            77
   Hopewell Holdings Ltd.                                21,000            50
   Hutchison Telecommunications
     International Ltd. *                                42,000            40
   Hutchison Whampoa Ltd.                                60,000           510
   Hysan Development Co. Ltd.                            17,000            34

                                                        NUMBER          VALUE
                                                       OF SHARES        (000S)
COMMON STOCKS - 93.8% - CONTINUED
HONG KONG - 1.5% - (CONTINUED)
   Johnson Electric Holdings                             49,000           $44
   Kingboard Chemicals Holdings                          14,000            42
   Li & Fung Ltd.                                        46,000            84
   MTR Corp.                                             41,000            63
   New World Development Ltd.                            68,000            67
   PCCW Ltd.                                            108,000            61
   Shangri-La Asia Ltd.                                  36,000            53
   Sun Hung Kai Properties Ltd.                          37,000           336
   Swire Pacific Ltd., Class A                           27,500           218
   Techtronic Industries Co                              27,000            60
   Television Broadcasts Ltd.                             8,000            40
   Wharf Holdings Ltd.                                   37,000           117
   Yue Yuen Industrial Holdings                          17,000            48
--------------------------------------------------------------------------------
                                                                        4,056
--------------------------------------------------------------------------------
IRELAND - 0.8%
   Allied Irish Banks PLC                                24,630           516
   Bank of Ireland                                       28,433           448
   CRH PLC                                               15,657           410
   DCC PLC                                                2,546            59
   Depfa Bank PLC                                         9,588           152
   Eircom Group PLC *                                    10,435            27
   Elan Corp. PLC *                                      12,003            37
   Fyffes PLC                                             6,755            20
   Grafton Group PLC                                      6,634            79
   Greencore Group PLC                                    3,275            14
   Independent News & Media PLC                          15,010            49
   Irish Life & Permanent PLC                             7,916           140
   Kerry Group PLC, Class A                               4,049            98
   Kingspan Group PLC                                     2,505            30
--------------------------------------------------------------------------------
                                                                        2,079
--------------------------------------------------------------------------------
ITALY - 4.0%
   Alleanza Assicurazioni S.p.A.                         13,534           177
   Arnoldo Mondadori Editore S.p.A.                       2,622            28
   Assicurazioni Generali S.p.A.                         27,855           899
   Autogrill S.p.A. *                                     2,444            37
   Autostrade S.p.A.                                      8,226           213
   Banca Antonveneta S.p.A.                               6,472           210
   Banca Fideuram S.p.A.                                  9,276            47
   Banca Intesa S.p.A. RNC                               95,736           487
   Banca Intesa S.p.A. RNC                               27,802           128
   Banca Monte dei Paschi di Siena S.p.A.                27,608            93
   Banca Nazionale del Lavoro S.p.A. (BNL) *             49,517           159

See Notes to the Financial Statements.

                                NORTHERN FUNDS ANNUAL REPORT   49   EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

                                                        NUMBER         VALUE
                                                       OF SHARES       (000S)
COMMON STOCKS - 93.8% - CONTINUED
ITALY - 4.0% - (CONTINUED)
   Banca Popolare di Milano SCRL                          9,874           $94
   Banche Popolari Unite Scrl                             9,915           208
   Banco Popolare di Verona e Novara Scrl                 9,888           184
   Benetton Group S.p.A.                                  1,090            11
   Bulgari S.p.A.                                         2,978            35
   Capitalia S.p.A.                                      41,322           215
   Edison S.p.A. *                                       16,449            34
   Enel S.p.A                                           106,333         1,017
   ENI S.p.A.                                            75,279         1,955
   Fiat S.p.A. *                                         15,984           116
   FinecoGroup S.p.A. *                                   3,077            27
   Finmeccanica S.p.A.                                  171,879           174
   Gruppo Editoriale L'Espresso S.p.A.                    3,246            20
   Italcementi S.p.A.                                     1,499            25
   Luxottica Group S.p.A.                                 4,249            87
   Mediaset S.p.A.                                       17,734           255
   Mediobanca S.p.A.                                     14,067           244
   Mediolanum S.p.A.                                      5,660            39
   Pirelli & C S.p.A.                                    81,554           102
   Riunione Adriatica di Sicurta S.p.A.                   8,602           202
   Sanpaolo IMI S.p.A.                                   31,952           500
   Seat Pagine Gialle S.p.A. *                          114,360            48
   Snam Rete Gas S.p.A                                   25,946           145
   Telecom Italia Media S.p.A. *                         33,367            19
   Telecom Italia S.p.A.                                240,180           911
   Telecom Italia S.p.A. (RNC)                          167,473           524
   Terna S.p.A. *                                        27,212            72
   TIM S.p.A.                                            36,027           241
   Tiscali S.p.A. *                                       4,279            15
   UniCredito Italiano S.p.A.                           128,967           757
--------------------------------------------------------------------------------
                                                                       10,754
--------------------------------------------------------------------------------
JAPAN - 19.8%
   77 Bank (The) Ltd.                                     7,000            51
   Acom Co. Ltd.                                          2,200           149
   Advantest Corp.                                        2,100           161
   Aeon Co. Ltd.                                         17,000           287
   Aeon Credit Service Co. Ltd.                             700            47
   Aiful Corp.                                            1,250           100
   Aiful Corp. - W/I * (1)                                  575            45
   Aisin Seiki Co Ltd.                                    5,000           114
   Ajinomoto Co., Inc.                                   17,000           207
   All Nippon Airways Co. Ltd.                           13,000            44

                                                        NUMBER         VALUE
                                                       OF SHARES       (000S)
COMMON STOCKS - 93.8% - CONTINUED
JAPAN - 19.8% - (CONTINUED)
   Alps Electric Co. Ltd.                                 5,000           $80
   Amada Co. Ltd.                                        10,000            62
   Aoyama Trading Co. Ltd.                                1,900            51
   Asahi Breweries Ltd.                                  11,000           143
   Asahi Glass Co. Ltd.                                  22,000           232
   Asahi Kasei Corp.                                     36,000           177
   Asatsu-DK, Inc.                                          500            16
   Bandai Co. Ltd.                                        2,600            53
   Bank of Fukuoka (The) Ltd.                            15,000            94
   Bank of Yokohama (The) Ltd.                           34,000           207
   Benesse Corp.                                          2,000            68
   Bridgestone Corp.                                     19,000           349
   Canon, Inc.                                           23,800         1,276
   Casio Computer Co. Ltd.                                6,000            79
   Central Glass Co Ltd.                                  5,000            32
   Central Japan Railway Co.                                 29           248
   Chiba Bank (The) Ltd.                                 22,000           142
   Chubu Electric Power Co., Inc.                        19,000           456
   Chugai Pharmaceutical Co. Ltd.                         7,000           108
   Citizen Watch Co. Ltd.                                 8,000            77
   Coca-Cola West Japan Co. Ltd.                          1,100            26
   Credit Saison Co. Ltd.                                 4,000           144
   CSK Corp.                                              1,900            79
   Dai Nippon Printing Co. Ltd.                          18,000           294
   Daicel Chemical Industries Ltd.                        6,000            33
   Daiichi Pharmaceutical Co. Ltd.                        7,000           164
   Daikin Industries Ltd.                                 6,000           151
   Daimaru (The), Inc.                                    7,000            62
   Dainippon Ink & Chemicals, Inc.                       21,000            57
   Daito Trust Construction Co. Ltd.                      2,700           113
   Daiwa House Industry Co. Ltd.                         14,000           161
   Daiwa Securities Group, Inc.                          34,000           224
   Denki Kagaku Kogyo Kabushiki Kaisha                   10,000            36
   Denso Corp.                                           15,300           381
   Dentsu, Inc.                                              47           128
   Dowa Mining Co. Ltd.                                   9,000            61
   East Japan Railway Co.                                    97           521
   Ebara Corp.                                            7,000            31
   Eisai Co. Ltd.                                         7,000           238
   Electric Power Development Co.                         4,000           123
   FamilyMart Co. Ltd.                                    2,100            62
   Fanuc Ltd.                                             4,200           263

See Notes to the Financial Statements.

EQUITY FUNDS   50   NORTHERN FUNDS ANNUAL REPORT

                                                               MARCH 31, 2005


                                                        NUMBER         VALUE
                                                       OF SHARES       (000S)
COMMON STOCKS - 93.8% - CONTINUED
JAPAN - 19.8% - (CONTINUED)
   Fast Retailing Co. Ltd.                                1,500           $91
   Fuji Electric Co. Ltd.                                12,000            38
   Fuji Photo Film Co. Ltd.                              13,000           475
   Fuji Television Network, Inc.                             18            42
   Fujikura Ltd.                                          8,000            35
   Fujisawa Pharmaceutical Co. Ltd.                       8,000           187
   Fujitsu Ltd.                                          51,000           306
   Furukawa Electric (The) Co. Ltd.                      16,000            73
   Gunma Bank (The) Ltd.                                  7,000            40
   Hino Motors Ltd.                                       6,000            38
   Hirose Electric Co. Ltd.                                 900            92
   Hitachi Chemical Co. Ltd.                              3,400            61
   Hitachi Construction Machinery Co. Ltd.                3,000            41
   Hitachi Ltd.                                          91,000           565
   Hokkaido Electric Power Co., Inc.                      4,200            85
   Hokugin Financial Group, Inc.                         28,000            85
   Honda Motor Co. Ltd.                                  21,200         1,062
   House Foods Corp.                                      2,000            29
   Hoya Corp.                                             3,000           330
   INPEX Corp.                                               12            64
   Isetan Co. Ltd.                                        5,000            65
   Ishikawajima-Harima Heavy Industries Co. Ltd.         35,000            56
   ITO EN Ltd.                                            1,000            49
   Ito-Yokado Co. Ltd.                                   10,000           399
   Itochu Corp.                                          39,000           196
   Itochu Techno-Science Corp.                              800            26
   Jafco Co. Ltd.                                           400            25
   Japan Real Estate Investment Corp.                         7            57
   Japan Retail Fund Investment Corp.                         6            48
   Japan Tobacco, Inc.                                       26           289
   JFE Holdings, Inc.                                    15,000           418
   JGC Corp.                                              6,000            65
   Joyo Bank (The) Ltd.                                  17,000            91
   JS Group Corp.                                         7,000           128
   JSR Corp.                                              6,000           118
   Kajima Corp.                                          28,000           116
   Kamigumi Co. Ltd.                                      6,000            50
   Kaneka Corp.                                           8,000            88
   Kansai Electric Power Co., Inc.                       19,900           399
   Kansai Paint Co. Ltd.                                  5,000            31
   Kao Corp.                                             15,000           345
   Kawasaki Heavy Industries Ltd.                        37,000            64

                                                        NUMBER         VALUE
                                                       OF SHARES       (000S)
COMMON STOCKS - 93.8% - CONTINUED
JAPAN - 19.8% - (CONTINUED)
   Kawasaki Kisen Kaisha Ltd.                            14,000           $97
   Keihin Electric Express Railway Co. Ltd.              12,000            74
   Keio Electric Railway Co. Ltd.                        16,000            95
   Keyence Corp.                                            900           209
   Kikkoman Corp.                                         5,000            50
   Kintetsu Corp.                                        45,000           153
   Kirin Brewery Co. Ltd.                                19,000           185
   Kobe Steel Ltd.                                       73,000           129
   Kokuyo Co. Ltd.                                        1,000            13
   Komatsu Ltd.                                          27,000           203
   Konami Corp.                                           2,700            60
   Konica Minolta Holdings, Inc.                         12,500           126
   Koyo Seiko Co. Ltd.                                    3,000            41
   Kubota Corp.                                          30,000           160
   Kuraray Co. Ltd.                                      10,000            89
   Kuraya Sanseido, Inc.                                  3,300            44
   Kurita Water Industries Ltd.                           3,000            47
   Kyocera Corp.                                          4,700           335
   Kyowa Hakko Kogyo Co. Ltd.                             7,000            54
   Kyushu Electric Power Co., Inc.                       10,600           225
   Lawson, Inc.                                           1,800            66
   Leopalace21 Corp.                                      4,000            66
   Mabuchi Motor Co. Ltd.                                   900            54
   Makita Corp.                                           4,000            73
   Marubeni Corp.                                        39,000           125
   Marui Co. Ltd.                                         9,000           121
   Matsushita Electric Industrial Co. Ltd.               63,000           928
   Matsushita Electric Works Ltd.                         9,000            77
   Meiji Dairies Corp.                                    6,000            34
   Meiji Seika Kaisha Ltd.                               10,000            50
   Meitec Corp.                                           1,300            45
   Millea Holdings Inc.                                      40           582
   Minebea Co. Ltd.                                       8,000            34
   Mitsubishi Chemical Corp.                             48,000           153
   Mitsubishi Corp.                                      31,000           402
   Mitsubishi Electric Corp.                             49,000           254
   Mitsubishi Estate Co. Ltd.                            28,000           325
   Mitsubishi Gas Chemical Co.                           11,000            52
   Mitsubishi Heavy Industries Ltd.                      81,000           215
   Mitsubishi Materials Corp.                            29,000            69
   Mitsubishi Rayon Co. Ltd.                             16,000            59
   Mitsubishi Tokyo Financial Group, Inc.                   129         1,119

See Notes to the Financial Statements.


                        NORTHERN FUNDS ANNUAL REPORT        51      EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

                                                        NUMBER         VALUE
                                                       OF SHARES       (000S)
COMMON STOCKS - 93.8% - CONTINUED
JAPAN - 19.8% - (CONTINUED)
   Mitsui & Co. Ltd.                                     37,000          $341
   Mitsui Chemicals, Inc.                                17,000            95
   Mitsui Engineering & Shipbuilding Co. Ltd.            15,000            28
   Mitsui Fudosan Co. Ltd.                               20,000           235
   Mitsui Mining & Smelting Co. Ltd.                     17,000            75
   Mitsui O.S.K. Lines Ltd.                              26,000           167
   Mitsui Sumitomo Insurance Co. Ltd.                    36,000           330
   Mitsui Trust Holding, Inc.                            16,000           159
   Mitsukoshi Ltd.                                       12,000            63
   Mizuho Financial Group, Inc.                             219         1,036
   Murata Manufacturing Co. Ltd.                          6,400           343
   NEC Corp.                                             46,000           278
   NEC Electronics Corp.                                  1,200            56
   NET One Systems Co. Ltd.                                  18            46
   NGK Insulators Ltd.                                    8,000            79
   NGK Spark Plug Co. Ltd.                                4,000            41
   Nidec Corp.                                            1,300           162
   Nikko Cordial Corp.                                   44,000           220
   Nikon Corp.                                            9,000           103
   Nintendo Co. Ltd.                                      2,800           306
   Nippon Building Fund, Inc.                                 9            77
   Nippon Express Co. Ltd.                               24,000           126
   Nippon Meat Packers, Inc.                              5,000            63
   Nippon Mining Holdings, Inc.                          23,000           126
   Nippon Oil Corp.                                      36,000           256
   Nippon Sanso Corp.                                     7,000            41
   Nippon Sheet Glass Co. Ltd.                           12,000            51
   Nippon Steel Corp.                                   176,000           445
   Nippon Telegraph & Telephone Corp.                       144           630
   Nippon Unipac Holding                                     27           125
   Nippon Yusen Kabushiki Kaisha                         27,000           163
   Nissan Chemical Industries                             4,000            35
   Nissan Motor Co. Ltd.                                 71,000           728
   Nisshin Seifun Group, Inc.                             6,000            64
   Nisshin Steel Co. Ltd.                                24,000            63
   Nisshinbo Industries, Inc.                             4,000            33
   Nissin Food Products Co. Ltd.                          2,500            65
   Nitto Denko Corp.                                      4,700           246
   NOK Corp.                                              2,300            55
   Nomura Holdings, Inc.                                 53,000           741
   Nomura Research Institute                                700            65
   NSK Ltd.                                              14,000            72

                                                        NUMBER         VALUE
                                                       OF SHARES       (000S)
COMMON STOCKS - 93.8% - CONTINUED
JAPAN - 19.8% - (CONTINUED)
   NTN Corp.                                             13,000           $72
   NTT Data Corp.                                            38           131
   NTT DoCoMo, Inc.                                         568           954
   Obayashi Corp.                                        18,000           111
   Obic Co. Ltd.                                            200            39
   Odakyu Electric Railway Co. Ltd.                      20,000           122
   OJI Paper Co. Ltd.                                    24,000           135
   Oki Electric Industry Co. Ltd.                        17,000            72
   Okumura Corp.                                          5,000            30
   Olympus Optical Co. Ltd.                               7,000           163
   Omron Corp.                                            6,300           138
   Onward Kashiyama Co. Ltd.                              5,000            74
   Oracle Corp. Japan                                     1,100            51
   Oriental Land Co. Ltd.                                 1,400            91
   ORIX Corp.                                             2,300           293
   Osaka Gas Co. Ltd.                                    58,000           179
   Pioneer Corp.                                          4,400            79
   Promise Co. Ltd.                                       2,600           178
   Rakuten, Inc.                                            144           126
   Resona Holdings, Inc.                                133,000           267
   Ricoh Co. Ltd.                                        19,000           326
   Rohm Co. Ltd.                                          3,000           290
   Ryohin Keikaku Co. Ltd.                                  700            35
   Sanken Electric Co. Ltd.                               1,000            13
   Sankyo Co. Ltd.                                       11,000           232
   Sankyo Co. Ltd. - Gunma                                1,500            73
   Sanyo Electric Co. Ltd.                               45,000           140
   Sapporo Breweries Ltd.                                10,000            47
   Secom Co. Ltd.                                         6,000           250
   Sega Sammy Holdings, Inc.                              2,000           122
   Seiko Epson Corp.                                      2,800           104
   Sekisui Chemical Co. Ltd.                             12,000            87
   Sekisui House Ltd.                                    14,000           150
   Seven-Eleven Japan Co. Ltd.                           11,000           322
   Sharp Corp.                                           27,000           408
   Shimachu Co. Ltd.                                      1,200            31
   Shimamura Co. Ltd.                                       700            54
   Shimano, Inc.                                          2,100            71
   Shimizu Corp.                                         15,000            77
   Shin-Etsu Chemical Co. Ltd.                           10,400           394
   Shinsei Bank Ltd.                                     28,000           159
   Shionogi & Co. Ltd.                                    9,000           124

See Notes to the Financial Statements.


EQUITY FUNDS    52      NORTHERN FUNDS ANNUAL REPORT

                                                               MARCH 31, 2005

                                                        NUMBER         VALUE
                                                       OF SHARES       (000S)
COMMON STOCKS - 93.8% - CONTINUED
JAPAN - 19.8% - (CONTINUED)
   Shiseido Co. Ltd.                                     10,000          $132
   Shizuoka Bank (The) Ltd.                              16,000           162
   Showa Denko K.K.                                      29,000            76
   Showa Shell Sekiyu K.K.                                4,000            39
   Skylark Co. Ltd.                                       2,000            34
   SMC Corp. of Japan                                     1,600           181
   Softbank Corp.                                         6,400           264
   Sompo Japan Insurance, Inc.                           20,000           209
   Sony Corp.                                            26,200         1,043
   Stanley Electric Co. Ltd.                              4,800            73
   Sumitomo Chemical Co. Ltd.                            38,000           188
   Sumitomo Corp.                                        26,000           223
   Sumitomo Electric Industries Ltd.                     20,000           213
   Sumitomo Heavy Industries Ltd.                        17,000            67
   Sumitomo Metal Industries Ltd.                       105,000           189
   Sumitomo Metal Mining Co. Ltd.                        16,000           120
   Sumitomo Mitsui Financial Group, Inc.                    123           833
   Sumitomo Realty & Development Co. Ltd.                11,000           133
   Sumitomo Trust & Banking (The) Co. Ltd.               35,000           228
   Suzuken Co. Ltd.                                       1,200            30
   T&D Holdings, Inc.                                     5,300           269
   Taiheiyo Cement Corp.                                 25,000            70
   Taisei Corp.                                          28,000           105
   Taisho Pharmaceutical Co. Ltd.                         4,000            85
   Takara Holdings, Inc.                                  4,000            28
   Takashimaya Co. Ltd.                                   8,000            82
   Takeda Pharmaceutical Co. Ltd.                        25,100         1,196
   Takefuji Corp.                                         3,120           210
   TDK Corp.                                              3,400           233
   Teijin Ltd.                                           25,000           107
   Terumo Corp.                                           5,000           151
   THK Co. Ltd.                                           3,100            63
   TIS, Inc.                                              1,300            51
   Tobu Railway Co. Ltd.                                 23,000            93
   Toho Co. Ltd. of Tokyo                                 4,000            65
   Tohoku Electric Power Co., Inc.                       12,000           222
   Tokyo Electric Power Co., Inc.                        32,000           776
   Tokyo Electron Ltd.                                    4,800           274
   Tokyo Gas Co. Ltd.                                    72,000           290
   Tokyu Corp.                                           26,000           136
   TonenGeneral Sekiyu K.K.                               9,000            92
   Toppan Printing Co. Ltd.                              16,000           175

                                                        NUMBER          VALUE
                                                       OF SHARES        (000S)
COMMON STOCKS - 93.8% - CONTINUED
JAPAN - 19.8% - (CONTINUED)
   Toray Industries, Inc.                                35,000          $157
   Toshiba Corp.                                         84,000           351
   Tosoh Corp.                                           14,000            69
   Toto Ltd.                                              9,000            77
   Toyo Seikan Kaisha Ltd.                                4,000            74
   Toyo Suisan Kaisha Ltd.                                3,000            47
   Toyobo Co. Ltd.                                       14,000            34
   Toyota Industries Corp.                                5,700           161
   Toyota Motor Corp.                                    81,000         3,014
   Trend Micro, Inc.                                      3,000           129
   Ube Industries Ltd. of Japan                          21,000            43
   UFJ Holdings, Inc. *                                     108           568
   Uni-Charm Corp.                                        1,400            63
   UNY Co. Ltd.                                           5,000            60
   Ushio, Inc.                                            4,000            76
   USS Co. Ltd.                                             800            62
   West Japan Railway Co.                                    48           196
   Yahoo Japan Corp.                                         53           124
   Yahoo! Japan Corp. - W/I * (1)                            53           125
   Yakult Honsha Co. Ltd.                                 4,000            77
   Yamada Denki Co. Ltd.                                  2,100           110
   Yamaha Corp.                                           5,000            72
   Yamaha Motor Co. Ltd.                                  4,000            68
   Yamanouchi Pharmaceutical Co. Ltd.                    10,000           339
   Yamato Transport Co. Ltd.                             12,000           172
   Yamazaki Baking Co. Ltd.                               3,000            28
   Yokogawa Electric Corp.                                7,000            95
--------------------------------------------------------------------------------
                                                                       53,509
--------------------------------------------------------------------------------
LUXEMBOURG - 0.1%
   Arcelor                                               14,316           327
   Oriflame Cosmetics S.A. SDR *                            600            13
--------------------------------------------------------------------------------
                                                                          340
--------------------------------------------------------------------------------
NETHERLANDS - 4.8%
   ABN AMRO Holding N.V.                                 47,049         1,167
   Aegon N.V.                                            40,524           547
   Akzo Nobel N.V.                                        7,882           360
   ASML Holding N.V. *                                   13,964           236
   Corio N.V.                                             1,195            67
   DSM N.V.                                               1,916           135
   Euronext N.V.                                          2,412            86
   European Aeronautic Defense & Space Co.                7,050           211
   Getronics N.V.                                        10,717            25

See Notes to the Financial Statements.


                        NORTHERN FUNDS ANNUAL REPORT        53      EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

                                                          NUMBER       VALUE
                                                         OF SHARES     (000S)
COMMON STOCKS - 93.8% - CONTINUED
NETHERLANDS - 4.8% - (CONTINUED)
   Hagemeyer N.V.                                          10,891         $28
   Heineken N.V.                                            7,012         243
   IHC Caland N.V.                                            667          42
   ING Groep N.V. - CVA                                    54,317       1,641
   James Hardie Industries N.V.                            10,232          47
   Koninklijke Ahold N.V. *                                46,201         387
   Koninklijke Philips Electronics N.V.                    38,311       1,055
   OCE N.V.                                                 1,655          26
   Qiagen N.V. *                                            2,440          29
   Randstad Holdings N.V.                                   1,189          53
   Reed Elsevier N.V.                                      21,020         317
   Rodamco Europe N.V.                                      1,401         105
   Royal Dutch Petroleum Co.                               60,137       3,595
   Royal KPN N.V.                                          63,818         571
   Royal Numico N.V. *                                      3,998         164
   TPG N.V.                                                11,492         327
   Unilever N.V. - CVA                                     16,625       1,131
   Vedior N.V. - CVA                                        4,267          76
   VNU N.V.                                                 6,514         190
   Wereldhave N.V.                                            425          43
   Wolters Kluwer N.V. - CVA                                7,096         130
--------------------------------------------------------------------------------
                                                                       13,034
--------------------------------------------------------------------------------
NEW ZEALAND - 0.2%
   Auckland International Airport Ltd.                      7,512          43
   Carter Holt Harvey Ltd.                                 21,124          30
   Contact Energy Ltd.                                      9,292          43
   Fisher & Paykel Appliances Holdings Ltd.                 9,843          21
   Fisher & Paykel Healthcare Corp.                        15,565          33
   Fletcher Building Ltd.                                  12,709          60
   Independent Newspapers Ltd.                              3,430          15
   Sky City Entertainment Group Ltd.                       12,736          44
   Telecom Corp. of New Zealand Ltd.                       55,745         240
   Waste Management NZ Ltd.                                 2,199          10
--------------------------------------------------------------------------------
                                                                          539
--------------------------------------------------------------------------------
NORWAY - 0.6%
   DnB Holding ASA                                         19,000         194
   Norsk Hydro ASA                                          4,080         337
   Norske Skogindustrier ASA                                2,850          57
   Orkla ASA                                                5,450         200
   Petroleum Geo-Services ASA *                               400          26
   Schibsted ASA                                            1,050          28
   Smedvig ASA, Class A                                       750          14

                                                          NUMBER       VALUE
                                                         OF SHARES     (000S)
COMMON STOCKS - 93.8% - CONTINUED
NORWAY - 0.6% - (CONTINUED)
   Statoil ASA                                             18,500        $315
   Storebrand ASA                                           7,500          68
   Tandberg ASA *                                           2,900          30
   Telenor ASA                                             22,500         202
   Tomra Systems ASA                                        3,850          17
   Yara International ASA *                                 6,100          93
--------------------------------------------------------------------------------
                                                                        1,581
--------------------------------------------------------------------------------
PORTUGAL - 0.3%
   Banco BPI S.A. (Registered)                             10,102          41
   Banco Comercial Portugues S.A. (Registered)             61,111         166
   Banco Espirito Santo S.A. (Registered)                   3,434          60
   Brisa-Auto Estradas de Portugal S.A.                    10,875          92
   Cimpor Cimentos de Portugal S.A.                         4,388          25
   Electricidade de Portugal S.A.                          58,126         162
   Jeronimo Martins, SGPS, S.A. *                             820          13
   Portugal Telecom, SGPS, S.A. (Registered)               22,560         264
   PT Multimedia Servicos de Telecomunicacoes e
     Multimedia, SGPS, S.A.                                 1,025          26
   Sonae, SGPS, S.A.                                       19,597          29
--------------------------------------------------------------------------------
                                                                          878
--------------------------------------------------------------------------------
SINGAPORE - 0.8%
   Ascendas Real Estate Investment Trust                   26,000          30
   CapitaLand Ltd.                                         34,000          48
   CapitaMall Trust                                        21,000          26
   Chartered Semiconductor Manufacturing Ltd. *            32,000          19
   City Developments Ltd.                                  16,000          63
   ComfortDelgro Corp. Ltd.                                57,000          58
   Creative Technology Ltd.                                 1,000          10
   Cycle & Carriage Ltd.                                    3,000          21
   DBS Group Holdings Ltd.                                 32,000         289
   Fraser and Neave Ltd.                                    5,000          46
   Keppel Corp. Ltd.                                       17,000         112
   Keppel Land Ltd.                                        15,000          21
   Neptune Orient Lines Ltd.                               15,000          33
   Oversea-Chinese Banking Corp.                           29,000         242
   SembCorp Industries Ltd.                                33,000          39
   Singapore Airlines Ltd.                                 17,000         123
   Singapore Exchange Ltd.                                 22,000          28
   Singapore Post Ltd.                                     48,000          25
   Singapore Press Holdings Ltd.                           47,000         130
   Singapore Technologies Engineering Ltd.                 42,000          65
   Singapore Telecommunications Ltd.                      192,000         300


See Notes to the Financial Statements.


EQUITY FUNDS      54      NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                          NUMBER       VALUE
                                                         OF SHARES     (000S)
COMMON STOCKS - 93.8% - CONTINUED
SINGAPORE - 0.8% - (CONTINUED)
   Suntec Real Estate Investment Trust *                   25,000         $19
   United Overseas Bank Ltd.                               33,000         288
   Venture Corp. Ltd.                                       7,000          56
--------------------------------------------------------------------------------
                                                                        2,091
--------------------------------------------------------------------------------
SPAIN - 3.8%
   Abertis Infraestructuras S.A.                            6,776         153
   Acciona S.A.                                               890          80
   Acerinox S.A.                                            5,728          94
   ACS Actividades Cons y Serv                              7,647         189
   Altadis S.A.                                             7,989         327
   Amadeus Global Travel Distribution S.A., Class A        10,137          96
   Antena 3 Television S.A. *                                 386          32
   Banco Bilbao Vizcaya Argentaria S.A.                    93,286       1,519
   Banco Popular Espanol S.A.                               4,736         306
   Banco Santander Central Hispano S.A.                   171,730       2,090
   Cintra Concesiones de Infraestructuras de
     Transporte S.A. *                                      5,364          58
   Corporacion Mapfre S.A.                                  2,295          35
   Endesa S.A.                                             27,863         627
   Fomento de Construcciones y Contratas S.A.               1,246          64
   Gamesa Corp. Tecnologica S.A.                            2,036          27
   Gas Natural SDG S.A.                                     4,561         131
   Grupo Ferrovial S.A.                                     1,997         113
   Iberdrola S.A.                                          22,436         587
   Iberia (Lineas Aereas de Espana)                         9,530          32
   Inditex S.A.                                             6,307         189
   Indra Sistemas S.A.                                      3,375          61
   Metrovacesa S.A.                                         1,141          61
   NH Hoteles S.A. *                                        1,636          21
   Promotora de Informaciones S.A. (Prisa)                  2,225          45
   Repsol YPF S.A.                                         26,728         708
   Sacyr Vallehermoso S.A.                                  2,368          42
   Sociedad General de Aguas de Barcelona S.A.,
          Class A                                           1,084          23
   Sogecable S.A. *                                         1,285          51
   Telefonica Publicidad e Informacion S.A.                 3,702          33
   Telefonica S.A.                                        128,872       2,245
   Union Fenosa S.A.                                        6,163         183
   Zeltia S.A.                                              3,195          27
--------------------------------------------------------------------------------
                                                                       10,249
--------------------------------------------------------------------------------
SWEDEN - 2.3%
   Alfa Laval AB                                            1,600          26
   Assa Abloy AB, Class B                                   8,000         113

                                                          NUMBER       VALUE
                                                         OF SHARES     (000S)
COMMON STOCKS - 93.8% - CONTINUED
SWEDEN - 2.3% - (CONTINUED)
   Atlas Copco AB, Class A                                  3,300        $158
   Atlas Copco AB, Class B                                  2,300         101
   Axfood AB                                                  600          15
   Billerud AB                                              1,200          18
   Capio AB *                                               1,700          26
   Castellum AB                                             1,100          36
   D Carnegie AB                                              900          10
   Electrolux AB, Class B                                   8,300         193
   Elekta AB, Class B *                                       600          22
   Eniro AB                                                 4,100          48
   Gambro AB, Class A                                       5,600          76
   Gambro AB, Class B                                       2,100          29
   Getinge AB, Class B                                      4,900          73
   Hennes & Mauritz AB, Class B                            14,050         483
   Hoganas AB, Class B                                        600          17
   Holmen AB, Class B                                       1,700          54
   Lundin Petroleum AB *                                    4,400          34
   Modern Times Group AB, Class B *                         1,400          42
   Nordea AB                                               62,400         631
   OMX AB                                                   1,700          20
   Sandvik AB                                               6,400         266
   SAS AB *                                                 1,600          16
   Scania AB, Class B                                       2,600         111
   Securitas AB, Class B                                    8,600         138
   Skandia Forsakrings AB                                  30,400         154
   Skandinaviska Enskilda Banken AB, Class A               13,200         250
   Skanska AB, Class B                                     11,400         138
   SKF AB, Class B                                          2,400         112
   SSAB Svenskt Stal AB, Series A                           1,600          40
   SSAB Svenskt Stal AB, Series B                             500          12
   Svenska Cellulosa AB, Class B                            5,600         211
   Svenska Handelsbanken AB, Class A                       15,000         354
   Swedish Match AB                                        10,000         122
   Tele2 AB, Class B *                                      3,000          99
   Telefonaktiebolaget LM Ericsson, Class B *             430,900       1,213
   TeliaSonera AB                                          61,800         367
   Trelleborg AB, Class B                                   2,100          36
   Volvo AB, Class A                                        2,500         107
   Volvo AB, Class B                                        6,800         301
   Wihlborgs Fastigheter AB                                 2,300          53
   WM-Data AB, Class B                                      6,600          16
--------------------------------------------------------------------------------
                                                                        6,341
--------------------------------------------------------------------------------

See Notes to the Financial Statements.


                          NORTHERN FUNDS ANNUAL REPORT      55      EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

                                                          NUMBER       VALUE
                                                         OF SHARES     (000S)
COMMON STOCKS - 93.8% - CONTINUED
SWITZERLAND - 6.6%
   ABB Ltd. *                                              55,835        $347
   Adecco S.A. (Registered)                                 3,831         210
   Ciba Specialty Chemicals A.G. (Registered)               2,090         135
   Clariant A.G. (Registered)                               5,914         102
   Compagnie Financiere Richemont A.G., Class A            15,461         485
   Credit Suisse Group                                     32,704       1,404
   Geberit A.G. (Registered)                                   97          71
   Givaudan S.A. (Registered)                                 180         116
   Holcim Ltd. (Registered)                                 4,856         299
   Kudelski S.A. (Bearer) *                                   642          23
   Kuoni Reisen Holding (Registered)                           59          26
   Logitech International S.A. (Registered) *               1,184          72
   Lonza Group A.G. (Registered)                              909          56
   Micronas Semiconductor Holding (Registered) *              636          26
   Nestle S.A. (Registered)                                11,657       3,190
   Nobel Biocare Holding A.G.                                 704         148
   Novartis A.G. (Registered)                              68,195       3,182
   Phonak Holding A.G. (Registered)                           778          27
   Rieter Holding A.G. (Registered)                            93          29
   Roche Holding A.G. (Genusschein)                        20,337       2,180
   Schindler Holding A.G.                                     116          43
   Serono S.A., Class B                                       161         117
   SGS Societe Generale de Surveillance Holdings
     S.A. (Registered)                                        125          90
   STMicroelectronics N.V.                                 17,354         289
   Straumann Holding A.G. (Registered)                        175          38
   Sulzer A.G. (Registered)                                    67          29
   Swatch Group A.G. (Registered)                           1,249          35
   Swatch Group A.G., Class B                                 995         137
   Swiss Reinsurance (Registered)                           9,263         663
   Swisscom A.G. (Registered)                                 799         293
   Syngenta A.G.                                            3,209         335
   Synthes, Inc.                                            1,375         153
   UBS A.G. (Registered)                                   30,917       2,611
   Unaxis Holding A.G. (Registered)                           257          36
   Valora Holding A.G.                                         72          16
   Zurich Financial Services A.G.                           4,221         741
--------------------------------------------------------------------------------
                                                                       17,754
--------------------------------------------------------------------------------
UNITED KINGDOM - 23.9%
   3i Group PLC                                            18,660         237
   Alliance Unichem PLC                                     7,729         113
   Amec PLC                                                10,784          65

                                                          NUMBER       VALUE
                                                         OF SHARES     (000S)
COMMON STOCKS - 93.8% - CONTINUED
UNITED KINGDOM - 23.9% - (CONTINUED)
   Amvescap PLC                                            22,366        $141
   Anglo American PLC                                      41,367         981
   ARM Holdings PLC                                        33,762          67
   Arriva PLC                                               6,367          63
   Associated British Ports Holdings PLC                    9,127          83
   AstraZeneca PLC                                         47,320       1,865
   Aviva PLC                                               66,572         799
   BAA PLC                                                 31,084         343
   BAE Systems PLC                                         94,954         466
   Balfour Beatty PLC                                      13,367          79
   Barclays PLC                                           183,663       1,878
   Barratt Developments PLC                                 7,408          92
   BBA Group PLC                                           14,266          81
   Bellway PLC                                              3,813          63
   Berkeley Group                                             960          15
   BG Group PLC                                            99,957         777
   BHP Billiton PLC *                                      71,961         967
   BOC Group PLC                                           14,892         287
   Boots Group PLC                                         20,921         246
   BP PLC                                                 620,667       6,433
   BPB PLC                                                 14,777         139
   Brambles Industries PLC                                 20,255         116
   British Airways PLC *                                   15,894          79
   British American Tobacco PLC                            46,976         828
   British Land Co. PLC                                    15,758         239
   British Sky Broadcasting PLC                            36,151         397
   BT Group PLC                                           247,175         960
   Bunzl PLC                                               13,913         136
   Cable & Wireless PLC                                    59,655         146
   Cadbury Schweppes PLC                                   58,275         584
   Capita Group PLC                                        20,286         144
   Carnival PLC                                             5,048         277
   Cattles PLC                                             10,724          68
   Centrica PLC                                           109,828         479
   Cobham PLC                                               3,264          86
   Compass Group PLC                                       64,689         295
   Corus Group PLC *                                       95,934          98
   Daily Mail & General Trust, Class A                      9,616         131
   Davis Service Group PLC                                  6,689          55
   Diageo PLC                                              87,713       1,236
   Dixons Group PLC                                        57,076         165
   Electrocomponents PLC                                   12,923          60

See Notes to the Financial Statements.


EQUITY FUNDS      56      NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                          NUMBER       VALUE
                                                         OF SHARES     (000S)
COMMON STOCKS - 93.8% - CONTINUED
UNITED KINGDOM - 23.9% - (CONTINUED)
   Emap PLC                                                 8,218        $129
   EMI Group PLC                                           24,456         109
   Enterprise Inns PLC                                     10,459         152
   Exel PLC                                                 9,100         146
   FirstGroup PLC                                          12,799          83
   Friends Provident PLC                                   50,584         169
   GKN PLC                                                 21,265         102
   GlaxoSmithKline PLC                                    169,579       3,887
   Group 4 Securicor PLC *                                 35,364          92
   GUS PLC                                                 29,986         516
   Hammerson PLC                                            8,299         130
   Hanson PLC                                              19,642         186
   Hays PLC                                                52,791         133
   HBOS PLC                                               111,992       1,746
   Hilton Group PLC                                        47,923         273
   HMV Group PLC                                            5,589          26
   HSBC Holdings PLC                                      322,374       5,099
   ICAP PLC                                                13,886          72
   IMI PLC                                                 10,397          81
   Imperial Chemical Industries PLC                        35,763         181
   Imperial Tobacco Group PLC                              21,465         563
   Inchcape PLC                                             2,018          76
   Intercontinental Hotels Group PLC                       17,959         210
   International Power PLC *                               39,405         133
   Intertek Group PLC                                       4,463          65
   Invensys PLC *                                          78,798          23
   ITV PLC                                                123,143         297
   J Sainsbury PLC                                         36,751         201
   Johnson Matthey PLC                                      5,280          99
   Kelda Group PLC                                          9,002         102
   Kesa Electricals PLC                                    16,707          95
   Kidde PLC                                               26,507          84
   Kingfisher PLC                                          67,744         370
   Land Securities Group PLC                               13,568         331
   Legal & General Group PLC                              187,575         401
   Liberty International PLC                                7,299         133
   Lloyds TSB Group PLC                                   161,670       1,460
   LogicaCMG PLC                                           17,693          59
   London Stock Exchange PLC                                8,361          72
   Man Group PLC                                            8,277         215
   Marconi Corp. PLC *                                      6,641          68
   Marks & Spencer Group PLC                               49,340         323

                                                          NUMBER       VALUE
                                                         OF SHARES     (000S)
COMMON STOCKS - 93.8% - CONTINUED
UNITED KINGDOM - 23.9% - (CONTINUED)
   Meggitt PLC                                             13,012         $65
   Misys PLC                                               15,618          65
   Mitchells & Butlers PLC                                 12,342          80
   National Express Group PLC                               3,327          57
   National Grid Transco PLC                               90,214         836
   Next PLC                                                 7,960         239
   Novar PLC                                               14,700          52
   Pearson PLC                                             24,145         294
   Peninsular & Oriental Steam Navigation (The) Co.        23,681         130
   Persimmon PLC                                            8,623         123
   Pilkington PLC                                          33,845          76
   Premier Farnell PLC                                      3,645          12
   Provident Financial PLC                                  7,317          98
   Prudential PLC                                          68,868         658
   Punch Taverns PLC                                        5,868          76
   Rank Group PLC                                          17,008          88
   Reckitt Benckiser PLC                                   17,920         570
   Reed Elsevier PLC                                       36,815         382
   Rentokil Initial PLC                                    53,729         164
   Reuters Group PLC                                       41,711         322
   Rexam PLC                                               14,545         130
   Rio Tinto PLC                                           31,120       1,006
   Rolls-Royce Group PLC                                   44,693         206
   Royal & Sun Alliance Insurance Group PLC                81,018         120
   Royal Bank of Scotland Group PLC                        91,642       2,916
   SABMiller PLC                                           23,903         374
   Sage Group PLC                                          37,984         144
   Schroders PLC                                            3,429          46
   Scottish & Newcastle PLC                                21,665         188
   Scottish & Southern Energy PLC                          25,442         424
   Scottish Power PLC                                      53,713         415
   Serco Group PLC                                         15,258          70
   Severn Trent PLC                                        10,186         176
   Shell Transport & Trading Co. PLC (Registered)         277,551       2,491
   Signet Group PLC                                        52,345         106
   Slough Estates PLC                                       9,949          92
   Smith & Nephew PLC                                      28,307         266
   Smiths Group PLC                                        16,951         273
   SSL International PLC                                    1,955          11
   Stolt Offshore S.A. *                                    4,200          32
   Tate & Lyle PLC                                          9,838          99
   Taylor Woodrow PLC                                      16,360          95

See Notes to the Financial Statements.


                          NORTHERN FUNDS ANNUAL REPORT      57      EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

                                                          NUMBER       VALUE
                                                         OF SHARES     (000S)
COMMON STOCKS - 93.8% - CONTINUED
UNITED KINGDOM - 23.9% - (CONTINUED)
   Tesco PLC                                               224,892     $1,345
   Tomkins PLC                                              24,862        124
   Trinity Mirror PLC                                        8,239        109
   Unilever PLC                                             78,901        780
   United Business Media PLC                                 8,853         89
   United Utilities PLC                                     17,079        204
   United Utilities PLC, Class A                             7,153         61
   Vodafone Group PLC                                    1,898,610      5,041
   Whitbread PLC                                             9,060        159
   William Hill PLC                                          9,448         98
   Wimpey (George) PLC                                      11,222         93
   Wolseley PLC                                             16,984        356
   WPP Group PLC                                            34,227        390
   Yell Group PLC                                           19,651        176
--------------------------------------------------------------------------------
                                                                       64,643
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $256,479)                                                       253,207


PREFERRED STOCKS - 0.2%
GERMANY - 0.2%
   Fresenius Medical Care A.G.                                 505         29
   Henkel KGaA                                               1,785        162
   Porsche A.G.                                                208        151
   ProSieben SAT.1 Media A.G.                                1,721         32
   RWE A.G.                                                    773         41
   Volkswagen A.G.                                           3,027        109
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
--------------------------------------------------------------------------------
(COST $519)                                                               524

                                                           PRINCIPAL
                                                             AMOUNT      VALUE
                                                             (000S)      (000S)
SHORT-TERM INVESTMENT - 9.5%
   Barclays Bank, Global Treasury Services, London,
     Eurodollar Time Deposit,
     2.95%, 4/1/05                                         $25,727    $25,727
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(COST $25,727)                                                         25,727


TOTAL INVESTMENTS - 103.5%
--------------------------------------------------------------------------------
(COST $282,725)                                                       279,458
   Liabilities less Other Assets - (3.5)%                              (9,424)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $270,034

(1)  When-Issued Security

 *   Non-Income Producing Security

At March 31, 2005, the International Equity Index Fund had open futures contracts as follows:

                                NOTIONAL                           UNREALIZED
                    NUMBER OF    AMOUNT    CONTRACT   CONTRACT     GAIN/(LOSS)
        TYPE        CONTRACTS    (000S)    POSITION      EXP.        (000S)
DJ Euro Stoxx 50       81       $3,153      Long        6/05          $(3)

FTSE 100 Index         15        1,392      Long        6/05           (3)

Hang Seng
Index                   2          172      Long        4/05           (1)

SPI 200                 5          398      Long        6/05           (1)

TOPIX Index            10        1,101      Long        6/05            5
--------------------------------------------------------------------------------
Total                                                                 $(3)

See Notes to the Financial Statements.



EQUITY FUNDS      58      NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005




At March 31, 2005, the industry sectors for the International Equity Index Fund were:

INDUSTRY SECTOR                                       % OF INVESTMENTS
Consumer Discretionary                                            12.2%
Consumer Staples                                                   8.2
Energy                                                             8.7
Financials                                                        27.6
Health Care                                                        7.8
Industrials                                                        9.8
Information Technology                                             5.8
Materials                                                          7.4
Telecommunication Services                                         7.2
Utilities                                                          5.3
-----------------------------------------------------------------------------
Total                                                            100.0%


At March 31, 2005, the International Equity Index Fund's investments (excluding short-term investments) were denominated in the following currencies:

CONCENTRATION BY CURRENCY                             % OF INVESTMENTS
European Euro                                                     34.9%
United Kingdom Pound                                              25.4
Japanese Yen                                                      21.1
Swiss Franc                                                        6.9
Australian Dollar                                                  5.1
All other currencies less than 5%                                  6.6
--------------------------------------------------------------------------------
Total                                                            100.0%

At March 31, 2005, the International Equity Index Fund had outstanding forward foreign currency exchange contracts as follows:

                AMOUNT       IN            AMOUNT
CONTRACTS       (LOCAL     EXCHANGE        (LOCAL                    UNREALIZED
TO DELIVER     CURRENCY)     FOR          CURRENCY)    SETTLEMENT    GAIN/(LOSS)
CURRENCY        (000S)     CURRENCY        (000S)         DATE         (000S)
U.S.                       Australian
Dollar         384         Dollar         500              4/1/05      $2

U.S.                       Australian
Dollar         270         Dollar         350              4/5/05      -

U.S.                       Australian
Dollar         657         Dollar         850              4/6/05      (1)

U.S.                       Danish
Dollar         112         Krone          650              4/1/05      1

U.S.                       Danish
Dollar         35          Krone          200              4/4/05      -

                AMOUNT        IN           AMOUNT
CONTRACTS       (LOCAL     EXCHANGE        (LOCAL                    UNREALIZED
TO DELIVER     CURRENCY)      FOR         CURRENCY)    SETTLEMENT    GAIN/(LOSS)
CURRENCY        (000S)     CURRENCY        (000S)         DATE         (000S)
U.S.                       Danish
Dollar         96          Krone          550              4/5/05      -

U.S.
Dollar         2,706       Euro           2,100            4/1/05      $16

U.S.
Dollar         1,814       Euro           1,400            4/4/05      1

U.S.
Dollar         2,594       Euro           2,000            4/5/05      (1)

U.S.
Dollar         1,900       Euro           1,468           5/24/05      6

U.S.                       Hong Kong
Dollar         94          Dollar         730              4/4/05      -

U.S.                       Hong Kong
Dollar         231         Dollar         1,800            4/6/05      -

U.S.                       Japanese
Dollar         1,306       Yen            140,000          4/1/05      -

U.S.                       Japanese
Dollar         1,006       Yen            108,000          4/5/05      1

U.S.                       Japanese
Dollar         2,707       Yen            290,000          4/6/05      (1)

U.S.                       Japanese
Dollar         900         Yen            96,231          5/24/05      2

                           New
U.S.                       Zealand
Dollar         78          Dollar         110              4/1/05      -

                           New
U.S.                       Zealand
Dollar         14          Dollar         20               4/5/05      -

                           New
U.S.                       Zealand
Dollar         36          Dollar         50               4/6/05      -

U.S.                       Norwegian
Dollar         78          Krone          500              4/1/05      -

U.S.                       Norwegian
Dollar         32          Krone          200              4/4/05      -

U.S.                       Norwegian
Dollar         95          Krone          600              4/5/05      -

U.S.                       Singapore
Dollar         91          Dollar         150              4/1/05      -

U.S.                       Singapore
Dollar         36          Dollar         60               4/5/05      -

U.S.                       Singapore
Dollar         91          Dollar         150              4/6/05      -

U.S.                       Swedish
Dollar         226         Krona          1,600            4/1/05      -

U.S.                       Swedish
Dollar         113         Krona          800              4/4/05      -

U.S.                       Swedish
Dollar         212         Krona          1,500            4/5/05      -

See Notes to the Financial Statements.


                           NORTHERN FUNDS ANNUAL REPORT      59     EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS                                           MARCH 31, 2005
INTERNATIONAL EQUITY INDEX FUND (continued)

                AMOUNT         IN        AMOUNT
CONTRACTS       (LOCAL      EXCHANGE     (LOCAL                     UNREALIZED
TO DELIVER     CURRENCY)       FOR      CURRENCY)    SETTLEMENT     GAIN/(LOSS)
CURRENCY        (000S)      CURRENCY     (000S)          DATE         (000S)
U.S.                        Swiss
Dollar            457       Franc           550          4/1/05          $3

U.S.                        Swiss
Dollar            351       Franc           420          4/4/05           -

U.S.                        Swiss
Dollar            502       Franc           600          4/5/05           -

                            United
U.S.                        Kingdom
Dollar          1,306       Pound           700          4/1/05          17

                            United
U.S.                        Kingdom
Dollar          1,280       Pound           680          4/4/05           4

                            United
U.S.                        Kingdom
Dollar          1,888       Pound         1,000          4/5/05           1

                            United
U.S.                        Kingdom
Dollar          1,100       Pound           588         5/24/05           9
--------------------------------------------------------------------------------
Total                                                                   $60


See Notes to the Financial Statements.


EQUITY FUNDS      60      NORTHERN FUNDS ANNUAL REPORT

                                                                    EQUITY FUNDS

SCHEDULE OF INVESTMENTS                                           MARCH 31, 2005
INTERNATIONAL GROWTH EQUITY FUND

                                                   NUMBER           VALUE
                                                  OF SHARES         (000S)
COMMON STOCKS - 95.4%
AUSTRALIA - 2.7%
   Boral Ltd.                                     3,757,906        $17,704
   John Fairfax Holdings Ltd.                     5,206,079         16,806
--------------------------------------------------------------------------------
                                                                    34,510
--------------------------------------------------------------------------------
BELGIUM - 0.9%
   Belgacom S.A.                                    288,599         11,935
--------------------------------------------------------------------------------
FINLAND - 1.7%
   UPM-Kymmene OYJ                                1,001,500         22,201
--------------------------------------------------------------------------------
FRANCE - 9.9%
   AXA                                              746,684         19,891
   Bouygues                                         378,704         15,013
   Credit Agricole S.A.                             622,392         16,919
   Sanofi-Aventis                                   271,627         22,905
   Societe Generale                                 242,474         25,193
   Veolia Environment                               749,636         26,588
--------------------------------------------------------------------------------
                                                                   126,509
--------------------------------------------------------------------------------
GERMANY - 11.2%
   Allianz A.G. (Registered)                        167,905         21,320
   Fresenius Medical Care A.G.                      220,035         17,813
   Linde A.G.                                       360,420         24,763
   Metro A.G.                                       382,031         20,508
   RWE A.G.                                         336,568         20,353
   SAP A.G.                                         100,257         16,156
   Volkswagen A.G.                                  470,511         22,397
--------------------------------------------------------------------------------
                                                                   143,310
--------------------------------------------------------------------------------
GREECE - 0.8%
   Public Power Corp.                               343,570          9,905
--------------------------------------------------------------------------------
ITALY - 3.3%
   Alleanza Assicurazioni S.p.A.                  1,455,881         19,005
   Sanpaolo IMI S.p.A.                            1,480,278         23,181
--------------------------------------------------------------------------------
                                                                    42,186
--------------------------------------------------------------------------------
JAPAN - 23.5%
   Ajinomoto Co., Inc.                            1,517,000         18,506
   Asahi Glass Co. Ltd.                           1,978,000         20,846
   Bank of Yokohama (The) Ltd.                    2,012,000         12,272
   Chugai Pharmaceutical Co. Ltd.                 1,278,700         19,642
   Daiwa House Industry Co. Ltd.                  1,461,000         16,787
   Fuji Television Network, Inc.                      8,496         20,047
   Hitachi Ltd.                                   1,251,000          7,770
   Ito-Yokado Co. Ltd.                              500,300         19,971
   JS Group Corp.                                 1,166,200         21,405
   Mazda Motor Corp.                              2,640,000          9,012
   Mitsui Mining & Smelting Co. Ltd.              4,976,000         22,044

                                                   NUMBER           VALUE
                                                  OF SHARES         (000S)
COMMON STOCKS - 95.4% - CONTINUED
JAPAN - 23.5% - (CONTINUED)
   Mizuho Financial Group, Inc.                       5,821        $27,525
   Nippon Telegraph & Telephone Corp.                 5,069         22,172
   Shinsei Bank Ltd.                                731,000          4,159
   Sony Corp.                                       489,800         19,506
   Terumo Corp.                                     723,700         21,801
   West Japan Railway Co.                             4,545         18,524
--------------------------------------------------------------------------------
                                                                   301,989
--------------------------------------------------------------------------------
LUXEMBOURG - 2.1%
   Arcelor                                        1,158,690         26,481
--------------------------------------------------------------------------------
NETHERLANDS - 1.8%
   ASML Holding N.V. *                            1,373,867         23,206
--------------------------------------------------------------------------------
SPAIN - 1.6%
   Banco de Sabadell, S.A.                          842,274         21,073
--------------------------------------------------------------------------------
SWEDEN - 1.9%
   Skandinaviska Enskilda Banken AB, Class A      1,273,902         24,142
--------------------------------------------------------------------------------
SWITZERLAND - 10.1%
   Logitech International S.A. (Registered) *       258,550         15,728
   Lonza Group A.G. (Registered)                    324,066         19,835
   Novartis A.G. (Registered)                       565,025         26,362
   Syngenta A.G.                                    281,586         29,407
   UBS A.G. (Registered)                            310,352         26,209
   Zurich Financial Services A.G.                    71,776         12,597
--------------------------------------------------------------------------------
                                                                   130,138
--------------------------------------------------------------------------------
UNITED KINGDOM - 23.9%
   ARM Holdings PLC                               7,907,200         15,726
   Barclays PLC                                   2,616,458         26,748
   BP PLC                                         1,453,660         15,067
   British Sky Broadcasting PLC                   1,801,991         19,766
   BT Group PLC                                   6,734,791         26,152
   GKN PLC                                        3,316,753         15,904
   GlaxoSmithKline PLC                              941,838         21,588
   Hilton Group PLC                               1,787,354         10,166
   ITV PLC                                        9,258,308         22,306
   Lloyds TSB Group PLC                           3,012,549         27,211
   Marconi Corp. PLC *                            1,621,624         16,516
   Marks & Spencer Group PLC                      2,817,175         18,419
   Rank Group PLC                                 3,799,144         19,652
   Shell Transport & Trading Co. PLC (Registered) 5,705,226         51,209
--------------------------------------------------------------------------------
                                                                   306,430
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $1,113,895)                                                1,224,015

See Notes to the Financial Statements.


                           NORTHERN FUNDS ANNUAL REPORT      61     EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS                                           MARCH 31, 2005
INTERNATIONAL GROWTH EQUITY FUND (continued)

                                                       PRINCIPAL
                                                        AMOUNT       VALUE
                                                        (000S)       (000S)
SHORT-TERM INVESTMENT - 0.0%
     Barclays Bank, Global Treasury Services,
       London, Eurodollar Time Deposit,
       2.95%, 4/1/05                                       $93          $93
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(COST $93)                                                               93


TOTAL INVESTMENTS - 95.4%
--------------------------------------------------------------------------------
(COST $1,113,988)                                                  1,224,108
     Other Assets less Liabilities - 4.6%                             58,784
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                               $1,282,892

* Non-Income Producing Security


At March 31, 2005, the industry sectors for the International Growth Equity Fund were:

INDUSTRY SECTOR                                             % OF INVESTMENTS
Consumer Discretionary                                                  17.2%
Consumer Staples                                                         4.8
Energy                                                                   5.4
Financials                                                              25.1
Health Care                                                             10.6
Industrials                                                              5.0
Information Technology                                                   7.8
Materials                                                               13.3
Telecommunication Services                                               6.2
Utilities                                                                4.6
--------------------------------------------------------------------------------
Total                                                                  100.0%

At March 31, 2005, the International Growth Equity Fund's investments (excluding short-term investments) were denominated in the following currencies:

CONCENTRATION BY CURRENCY                                   % OF INVESTMENTS
European Euro                                                           34.9%
United Kingdom Pound                                                    25.0
Japanese Yen                                                            24.7
Swiss Franc                                                             10.6
All other currencies less than 5%                                        4.8
------------------------------------------------------------------------------
Total                                                                  100.0%

At March 31, 2005, the International Growth Equity Fund had outstanding forward foreign currency exchange contracts as follows:

                AMOUNT        IN        AMOUNT
CONTRACTS       (LOCAL      EXCHANGE    (LOCAL                    UNREALIZED
TO DELIVER     CURRENCY)      FOR      CURRENCY)   SETTLEMENT        GAIN
CURRENCY        (000S)      CURRENCY    (000S)        DATE          (000S)
United
Kingdom                     U.S.
Pound            264        Dollar          500        4/1/05           $-

U.S.
Dollar           400        Euro            309        4/1/05            1
--------------------------------------------------------------------------------
Total                                                                   $1

See Notes to the Financial Statements.


EQUITY FUNDS      62      NORTHERN FUNDS ANNUAL REPORT

                                                                    EQUITY FUNDS
SCHEDULE OF INVESTMENTS                                           MARCH 31, 2005

LARGE CAP VALUE FUND


                                                        NUMBER
                                                       OF SHARES     VALUE
                                                        (000S)       (000S)

COMMON STOCKS - 95.4%
BANKS - 4.0%
   Mellon Financial Corp.                                850,000     $24,259
   Wachovia Corp.                                        450,000      22,909
--------------------------------------------------------------------------------
                                                                      47,168
--------------------------------------------------------------------------------
BEVERAGES - 2.6%
   Coca-Cola (The) Co.                                   728,000      30,336
--------------------------------------------------------------------------------
BUILDING MATERIALS - 2.2%
   Masco Corp.                                           728,000      25,240
--------------------------------------------------------------------------------
CHEMICALS - 1.3%
   Rohm & Haas Co.                                       316,000      15,168
--------------------------------------------------------------------------------
COMPUTERS - 2.4%
   Hewlett-Packard Co.                                 1,283,000      28,149
--------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 4.6%
   Avon Products, Inc.                                   620,000      26,623
   Procter & Gamble Co.                                  525,000      27,825
--------------------------------------------------------------------------------
                                                                      54,448
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 8.7%
   CIT Group, Inc.                                       613,700      23,320
   Citigroup, Inc.                                       571,000      25,661
   JPMorgan Chase & Co.                                  775,000      26,815
   Morgan Stanley                                        455,000      26,049
--------------------------------------------------------------------------------
                                                                     101,845
--------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 2.1%
   Emerson Electric Co.                                  383,000      24,868
--------------------------------------------------------------------------------
FOOD - 4.4%
   Albertson's, Inc.                                   1,294,000      26,721
   General Mills, Inc.                                   510,000      25,067
--------------------------------------------------------------------------------
                                                                      51,788
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 3.7%
   International Paper Co.                               573,000      21,081
   MeadWestvaco Corp.                                    720,000      22,910
--------------------------------------------------------------------------------
                                                                      43,991
--------------------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 4.3%
   Baxter International, Inc.                            718,000      24,398
   Johnson & Johnson                                     385,000      25,856
--------------------------------------------------------------------------------
                                                                      50,254
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 4.1%
   Avery Dennison Corp.                                  399,000      24,710
   Kimberly-Clark Corp.                                  353,000      23,203
--------------------------------------------------------------------------------
                                                                      47,913
--------------------------------------------------------------------------------
HOUSEWARES - 2.0%
   Newell Rubbermaid, Inc.                             1,081,000      23,717
--------------------------------------------------------------------------------

                                                        NUMBER       VALUE
                                                       OF SHARES     (000S)
COMMON STOCKS - 95.4% - CONTINUED
INSURANCE - 6.4%
   Allstate (The) Corp.                                  490,000     $26,489
   Hartford Financial Services Group, Inc.               369,000      25,299
   Lincoln National Corp.                                513,000      23,157
--------------------------------------------------------------------------------
                                                                      74,945
--------------------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 2.1%
   Caterpillar, Inc.                                     267,000      24,414
--------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 2.0%
   Deere & Co.                                           350,000      23,496
--------------------------------------------------------------------------------
MEDIA - 2.3%
   McGraw-Hill Cos. (The), Inc.                          309,000      26,960
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 6.8%
   3M Co.                                                294,000      25,193
   General Electric Co.                                  854,000      30,795
   Honeywell International, Inc.                         653,000      24,298
--------------------------------------------------------------------------------
                                                                      80,286
--------------------------------------------------------------------------------
OFFICE/BUSINESS EQUIPMENT - 1.9%
   Pitney Bowes, Inc.                                    493,000      22,244
--------------------------------------------------------------------------------
OIL & GAS - 8.4%
   ChevronTexaco Corp.                                   483,000      28,164
   ConocoPhillips                                        224,000      24,156
   Exxon Mobil Corp.                                     505,000      30,098
   Royal Dutch Petroleum Co. - New York Shares           270,000      16,211
--------------------------------------------------------------------------------
                                                                      98,629
--------------------------------------------------------------------------------
OIL & GAS SERVICES - 2.4%
   Halliburton Co.                                       664,000      28,718
--------------------------------------------------------------------------------
PHARMACEUTICALS - 7.1%
   Abbott Laboratories                                   579,000      26,993
   Bristol-Myers Squibb Co.                            1,125,000      28,642
   Pfizer, Inc.                                        1,065,000      27,978
--------------------------------------------------------------------------------
                                                                      83,613
--------------------------------------------------------------------------------
RETAIL - 2.1%
   Limited Brands                                      1,022,000      24,835
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 7.5%
   Alltel Corp.                                          226,000      12,396
   BellSouth Corp.                                       935,000      24,581
   Nokia OYJ ADR                                       1,785,000      27,543
   SBC Communications, Inc.                            1,000,000      23,690
--------------------------------------------------------------------------------
                                                                      88,210
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $949,496)                                                    1,121,235

See Notes to the Financial Statements.


                           NORTHERN FUNDS ANNUAL REPORT      63     EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS                                            MARCH 31,2005
LARGE CAP VALUE FUND (continued)





                                                      PRINCIPAL
                                                       AMOUNT           VALUE
                                                       (000S)           (000S)
SHORT-TERM INVESTMENT - 4.5%
    Barclays Bank, Global Treasury Services,
      London, Eurodollar Time Deposit,

      2.95%, 4/1/05                                    $52,457         $52,457
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(COST $52,457)                                                          52,457


--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.9%
--------------------------------------------------------------------------------
(COST $1,001,953)                                                    1,173,692
    Other Assets less Liabilities - 0.1%                                 1,458
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $1,175,150


At March 31, 2005, the industry sectors for the Large Cap Value Fund were:

INDUSTRY SECTOR                                                 % OF INVESTMENTS
Consumer Discretionary                                                6.7%

Consumer Staples                                                     14.3

Energy                                                               11.4

Financials                                                           20.0

Health Care                                                          11.9

Industrials                                                          20.0

Information Technology                                                5.0

Materials                                                             5.3

Telecommunication Services                                            5.4
--------------------------------------------------------------------------------

Total                                                               100.0%

See Notes to the Financial Statements.


EQUITY FUNDS    64      NORTHERN FUNDS ANNUAL REPORT

                                                                    EQUITY FUNDS
SCHEDULE OF INVESTMENTS                                           MARCH 31, 2005

MID CAP GROWTH FUND

                                                         NUMBER          VALUE
                                                       OF SHARES         (000S)
COMMON STOCKS - 97.2%
ADVERTISING - 1.0%
   Getty Images, Inc. *                                  44,800          $3,186
--------------------------------------------------------------------------------
AGRICULTURE - 1.3%
   Bunge Ltd.                                            72,700           3,917
--------------------------------------------------------------------------------
APPAREL - 1.1%
   Deckers Outdoor Corp. *                               58,000           2,073
   Fossil, Inc. *                                        56,421           1,463
--------------------------------------------------------------------------------
                                                                          3,536
--------------------------------------------------------------------------------
BANKS - 2.0%
   East-West Bancorp, Inc.                               82,900           3,061
   Investors Financial Services Corp.                    65,100           3,184
--------------------------------------------------------------------------------
                                                                          6,245
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 4.2%
   Affymetrix, Inc. *                                    76,600           3,282
   Biogen Idec, Inc. *                                   59,200           2,043
   Genzyme Corp. *                                       70,500           4,035
   Serologicals Corp. *                                 149,800           3,661
--------------------------------------------------------------------------------
                                                                         13,021
--------------------------------------------------------------------------------
BUILDING MATERIALS - 1.3%
   Masco Corp.                                          119,200           4,133
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 3.8%
   ChoicePoint, Inc. *                                   72,700           2,916
   Corporate Executive Board Co.                         93,100           5,954
   Robert Half International, Inc.                      109,000           2,938
--------------------------------------------------------------------------------
                                                                         11,808
--------------------------------------------------------------------------------
DATA PROCESSING - 4.7%
   Alliance Data Systems Corp. *                         88,700           3,583
   Certegy, Inc.                                        149,600           5,179
   Global Payments, Inc.                                 60,500           3,902
   NAVTEQ Corp. *                                        48,600           2,107
--------------------------------------------------------------------------------
                                                                         14,771
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE - 1.6%
   Fastenal Co.                                          87,600           4,845
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 5.1%
   Calamos Asset Management, Inc., Class A              112,400           3,026
   Chicago Mercantile Exchange Holdings, Inc.            12,200           2,367
   First Marblehead Corp. (The) *                        55,100           3,170
   Legg Mason, Inc.                                      51,700           4,040
   Price (T. Rowe) Group, Inc.                           58,200           3,456
--------------------------------------------------------------------------------
                                                                         16,059
--------------------------------------------------------------------------------



                                                         NUMBER          VALUE
                                                       OF SHARES         (000S)
COMMON STOCKS - 97.2% - CONTINUED
ELECTRONICS - 0.9%
   Symbol Technologies, Inc.                            194,800          $2,823
--------------------------------------------------------------------------------
ENTERTAINMENT - 5.0%
   Las Vegas Sands Corp. *                               72,117           3,245
   Penn National Gaming, Inc. *                         130,612           3,837
   Shuffle Master, Inc. *                               107,300           3,108
   Station Casinos, Inc.                                 80,300           5,424
--------------------------------------------------------------------------------
                                                                         15,614
--------------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.9%
   Stericycle, Inc. *                                    64,600           2,855
--------------------------------------------------------------------------------
HARDWARE - 1.8%
   Network Appliance, Inc. *                             97,500           2,697
   Zebra Technologies Corp., Class A *                   64,200           3,049
--------------------------------------------------------------------------------
                                                                          5,746
--------------------------------------------------------------------------------
HEALTHCARE - EQUIPMENT - 0.4%
   Waters Corp. *                                        39,000           1,396
--------------------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 4.5%
   Advanced Neuromodulation Systems, Inc. *             105,000           2,815
   Gen-Probe, Inc. *                                     74,200           3,306
   Kinetic Concepts, Inc. *                              34,400           2,052
   St. Jude Medical, Inc. *                              59,300           2,135
   Zimmer Holdings, Inc. *                               48,100           3,743
--------------------------------------------------------------------------------
                                                                         14,051
--------------------------------------------------------------------------------
HEALTHCARE - SERVICES - 3.8%
   Caremark Rx, Inc. *                                  130,000           5,171
   Sierra Health Services *                              51,800           3,307
   United Surgical Partners International, Inc. *        74,105           3,392
--------------------------------------------------------------------------------
                                                                         11,870
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 1.1%
   Prestige Brands Holdings, Inc. *                     186,585           3,293
--------------------------------------------------------------------------------
INSTRUMENTATION/CONTROLS - 0.8%
   Watts Industries, Inc., Class A                       80,600           2,628
--------------------------------------------------------------------------------
INTERNET - 1.9%
   McAfee, Inc. *                                       154,900           3,495
   Shopping.com Ltd. *                                  133,100           2,369
--------------------------------------------------------------------------------
                                                                          5,864
--------------------------------------------------------------------------------
IT SERVICES - 1.0%
   Cognizant Technology Solutions Corp., Class A *       64,700           2,989
--------------------------------------------------------------------------------
LEISURE TIME - 2.9%
   Life Time Fitness, Inc. *                            206,224           5,564

See Notes to the Financial Statements.


                            NORTHERN FUNDS ANNUAL REPORT    65      EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS

MID CAP GROWTH FUND (continued)

                                                         NUMBER          VALUE
                                                       OF SHARES         (000S)
COMMON STOCKS - 97.2% - CONTINUED
LEISURE TIME - 2.9% - (CONTINUED)
   Royal Caribbean Cruises Ltd.                         79,400          $3,548
--------------------------------------------------------------------------------
                                                                         9,112
--------------------------------------------------------------------------------
LODGING - 3.3%
   Marriott International, Inc., Class A                76,000           5,081
   Starwood Hotels & Resorts Worldwide, Inc.            84,300           5,061
--------------------------------------------------------------------------------
                                                                        10,142
--------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 3.5%
   Danaher Corp.                                       106,600           5,693
   Rockwell Automation, Inc.                            89,700           5,081
--------------------------------------------------------------------------------
                                                                        10,774
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 3.4%
   ITT Industries, Inc.                                 65,700           5,929
   Roper Industries, Inc.                               69,000           4,519
--------------------------------------------------------------------------------
                                                                        10,448
--------------------------------------------------------------------------------
OIL & GAS - 3.8%
   Devon Energy Corp.                                  125,200           5,978
   XTO Energy, Inc.                                    174,533           5,732
--------------------------------------------------------------------------------
                                                                        11,710
--------------------------------------------------------------------------------
OIL & GAS SERVICES - 1.8%
   Smith International, Inc.                            91,700           5,752
--------------------------------------------------------------------------------
PHARMACEUTICALS - 2.7%
   Gilead Sciences, Inc. *                             112,900           4,042
   Sepracor, Inc. *                                     77,000           4,421
--------------------------------------------------------------------------------
                                                                         8,463
--------------------------------------------------------------------------------
RESTAURANTS - 2.2%
   Applebee's International, Inc.                       88,700           2,444
   Cheesecake Factory (The), Inc. *                    128,200           4,545
--------------------------------------------------------------------------------
                                                                         6,989
--------------------------------------------------------------------------------
RETAIL - 7.9%
   Coach, Inc. *                                        91,400           5,176
   Dick's Sporting Goods, Inc. *                       182,300           6,696
   Petsmart, Inc.                                      148,700           4,275
   Starbucks Corp. *                                    91,500           4,727
   Urban Outfitters, Inc. *                             75,100           3,602
--------------------------------------------------------------------------------
                                                                        24,476
--------------------------------------------------------------------------------


                                                         NUMBER          VALUE
                                                       OF SHARES         (000S)
COMMON STOCKS - 97.2% - CONTINUED
SEMICONDUCTORS - 5.3%
   ATI Technologies, Inc. *                             143,000          $2,468
   Broadcom Corp., Class A *                            106,600           3,190
   Integrated Circuit Systems, Inc. *                   134,600           2,574
   Kla-Tencor Corp.                                      72,100           3,317
   National Semiconductor Corp.                         234,600           4,835
--------------------------------------------------------------------------------
                                                                         16,384
--------------------------------------------------------------------------------
SOFTWARE - 5.2%
   Autodesk, Inc. *                                      79,700           2,372
   Cognos, Inc. *                                        66,200           2,776
   Hyperion Solutions Corp. *                            72,000           3,176
   Manhattan Associates, Inc. *                         112,700           2,296
   Mercury Interactive Corp. *                           68,800           3,260
   Symantec Corp. *                                     105,400           2,248
--------------------------------------------------------------------------------
                                                                         16,128
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 1.9%
   Nextel Partners, Inc., Class A *                     264,500           5,809
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT - 2.8%
   Adtran, Inc.                                         138,200           2,438
   Andrew Corp. *                                       196,500           2,301
   Enterasys Networks, Inc. *                            29,584              41
   Juniper Networks, Inc. *                             188,400           4,156
--------------------------------------------------------------------------------
                                                                          8,936
--------------------------------------------------------------------------------
TRANSPORTATION - 2.3%
   Expeditors International Washington, Inc.             61,500           3,293
   UTI Worldwide, Inc.                                   55,900           3,882
--------------------------------------------------------------------------------
                                                                          7,175
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $262,863)                                                         302,948

See Notes to the Financial Statements.


EQUITY FUNDS    66      NORTHERN FUNDS ANNUAL REPORT

                                                               MARCH 31, 2005


                                                      PRINCIPAL
                                                       AMOUNT           VALUE
                                                       (000S)           (000S)
SHORT-TERM INVESTMENT - 2.6%
    Barclays Bank, Global Treasury Services,
      London, Eurodollar Time Deposit,
      2.95%, 4/1/05                                    $8,029            $8,029
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(COST $8,029)                                                             8,029


--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.8%
--------------------------------------------------------------------------------
(COST $270,892)                                                         310,977
    Other Assets less Liabilities - 0.2%                                    691
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $311,668

* Non-Income Producing Security


At March 31, 2005, the industry sectors for the Mid Cap Growth Fund were:

INDUSTRY SECTOR                                                 % OF INVESTMENTS
Consumer Discretionary                                                25.9%

Consumer Staples                                                       1.3

Energy                                                                 5.8

Financials                                                             7.4

Health Care                                                           16.1

Industrials                                                           18.1

Information Technology                                                23.5

Telecommunication Services                                             1.9
--------------------------------------------------------------------------------

Total                                                                100.0%

See Notes to the Financial Statements.

                            NORTHERN FUNDS ANNUAL REPORT    67    EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND


                                                         NUMBER          VALUE
                                                       OF SHARES         (000S)
COMMON STOCKS - 95.1%
ADVERTISING - 0.3%
   Catalina Marketing Corp.                               4,800           $124
   Harte-Hanks, Inc.                                      6,500            179
--------------------------------------------------------------------------------
                                                                           303
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 0.4%
   Alliant Techsystems, Inc. *                            3,600            257
   Sequa Corp., Class A *                                   700             37
   Titan Corp. *                                          8,100            147
--------------------------------------------------------------------------------
                                                                           441
--------------------------------------------------------------------------------
AGRICULTURE - 0.1%
   Universal Corp. of Virginia                            2,300            105
--------------------------------------------------------------------------------
AIRLINES - 0.3%
   Airtran Holdings, Inc. *                               8,400             76
   Alaska Air Group, Inc. *                               2,300             68
   JetBlue Airways Corp. *                                9,300            177
--------------------------------------------------------------------------------
                                                                           321
--------------------------------------------------------------------------------
APPAREL - 0.2%
   Timberland (The) Co., Class A *                        2,900            206
--------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 0.8%
   ArvinMeritor, Inc.                                     6,800            105
   Bandag, Inc.                                           1,400             66
   BorgWarner, Inc.                                       5,400            263
   Lear Corp.                                             6,500            288
   Modine Manufacturing Co.                               2,900             85
--------------------------------------------------------------------------------
                                                                           807
--------------------------------------------------------------------------------
BANKS - 4.4%
   Associated Banc-Corp                                  11,900            372
   Bank of Hawaii Corp.                                   5,200            236
   City National Corp. of California                      4,400            307
   Colonial BancGroup (The), Inc.                        14,100            289
   Commerce Bancorp, Inc. of New Jersey                  14,700            477
   Cullen/Frost Bankers, Inc.                             4,400            199
   FirstMerit Corp.                                       7,600            204
   Greater Bay Bancorp                                    5,000            122
   Hibernia Corp., Class A                               14,900            477
   Investors Financial Services Corp.                     6,200            303
   Mercantile Bankshares Corp.                            7,300            371
   Silicon Valley Bancshares *                            3,500            154
   TCF Financial Corp.                                   12,200            331
   Webster Financial Corp.                                5,200            236
   Westamerica Bancorporation                             3,300            171

                                                         NUMBER          VALUE
                                                       OF SHARES         (000S)
COMMON STOCKS - 95.1% - CONTINUED
BANKS - 4.4% - (CONTINUED)
   Wilmington Trust Corp.                                 6,100           $214
--------------------------------------------------------------------------------
                                                                         4,463
--------------------------------------------------------------------------------
BEVERAGES - 0.7%
   Constellation Brands, Inc., Class A *                  9,700            513
   PepsiAmericas, Inc.                                    9,700            220
--------------------------------------------------------------------------------
                                                                           733
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.2%
   Charles River Laboratories International, Inc. *       6,100            287
   Invitrogen Corp. *                                     4,800            332
   Martek Biosciences Corp. *                             3,000            175
   Millennium Pharmaceuticals, Inc. *                    29,200            246
   Protein Design Labs, Inc. *                           10,122            162
   Vertex Pharmaceuticals, Inc. *                         7,300             68
--------------------------------------------------------------------------------
                                                                         1,270
--------------------------------------------------------------------------------
BUILDING MATERIALS - 0.4%
   Martin Marietta Materials, Inc.                        4,500            252
   York International Corp.                               4,100            160
--------------------------------------------------------------------------------
                                                                           412
--------------------------------------------------------------------------------
CHEMICALS - 2.8%
   Airgas, Inc.                                           6,400            153
   Albemarle Corp.                                        4,200            153
   Cabot Corp.                                            5,700            191
   Cabot Microelectronics Corp. *                         2,500             78
   Crompton Corp.                                        11,100            162
   Cytec Industries, Inc.                                 4,100            222
   Ferro Corp.                                            4,200             79
   FMC Corp. *                                            3,600            192
   Lubrizol Corp.                                         6,300            256
   Lyondell Chemical Co.                                 20,500            572
   Minerals Technologies, Inc.                            2,000            132
   Olin Corp.                                             6,800            152
   RPM International, Inc.                               10,800            197
   Sensient Technologies Corp.                            4,200             91
   Valspar Corp.                                          5,000            233
--------------------------------------------------------------------------------
                                                                         2,863
--------------------------------------------------------------------------------
COAL - 0.7%
   Arch Coal, Inc.                                        5,900            254
   Peabody Energy Corp.                                  11,000            510
--------------------------------------------------------------------------------
                                                                           764
--------------------------------------------------------------------------------


See Notes to the Financial Statements.


EQUITY FUNDS    68      NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005


                                                         NUMBER          VALUE
                                                       OF SHARES         (000S)
COMMON STOCKS - 95.1% - CONTINUED
COMMERCIAL SERVICES - 3.6%
   Adesa, Inc.                                           8,500            $199
   Alliance Data Systems Corp. *                         6,300             254
   Banta Corp.                                           2,200              94
   Career Education Corp. *                              9,600             329
   ChoicePoint, Inc. *                                   8,500             341
   Corinthian Colleges, Inc. *                           8,700             137
   Deluxe Corp.                                          4,900             195
   DeVry, Inc. *                                         5,900             112
   Education Management Corp. *                          6,600             184
   Gartner, Inc., Class A *                              7,700              74
   ITT Educational Services, Inc. *                      4,200             204
   Kelly Services, Inc., Class A                         2,400              69
   Korn/Ferry International *                            3,400              65
   Laureate Education, Inc. *                            4,800             205
   Manpower, Inc.                                        8,600             374
   MPS Group, Inc. *                                     9,400              99
   Quanta Services, Inc. *                               8,800              67
   Rent-A-Center, Inc. *                                 6,800             186
   Rollins, Inc.                                         4,400              82
   Sotheby's Holdings, Inc., Class A *                   4,700              80
   United Rentals, Inc. *                                7,000             141
   Valassis Communications, Inc. *                       4,700             164
--------------------------------------------------------------------------------
                                                                         3,655
--------------------------------------------------------------------------------
COMPUTERS - 3.7%
   BISYS Group (The), Inc. *                             11,700            183
   Cadence Design Systems, Inc. *                        25,200            377
   Ceridian Corp. *                                      14,000            239
   Cognizant Technology Solutions Corp., Class A *       12,600            582
   Diebold, Inc.                                         6,600             362
   DST Systems, Inc. *                                   7,200             333
   Henry (Jack) & Associates, Inc.                       7,400             133
   Imation Corp.                                         3,100             108
   McData Corp., Class A *                               11,800             44
   Mentor Graphics Corp. *                               7,000              96
   National Instruments Corp.                            6,100             165
   Reynolds & Reynolds (The) Co., Class A                5,300             143
   Sandisk Corp. *                                       15,300            425
   Storage Technology Corp. *                            9,900             305
   Synopsys, Inc. *                                      13,900            252
--------------------------------------------------------------------------------
                                                                         3,747
--------------------------------------------------------------------------------



                                                         NUMBER          VALUE
                                                       OF SHARES         (000S)
COMMON STOCKS - 95.1% - CONTINUED
DISTRIBUTION/WHOLESALE - 0.9%
   CDW Corp.                                             7,100            $402
   Fastenal Co.                                          6,500             359
   Tech Data Corp. *                                     5,600             208
--------------------------------------------------------------------------------
                                                                           969
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 2.5%
   AmeriCredit Corp. *                                  14,200             333
   Eaton Vance Corp.                                    12,500             293
   Edwards (A.G.), Inc.                                  7,300             327
   IndyMac Bancorp, Inc.                                 6,000             204
   Jefferies Group, Inc.                                 4,700             177
   LaBranche & Co., Inc. *                               5,100              47
   Legg Mason, Inc.                                     10,200             797
   Raymond James Financial, Inc.                         6,000             182
   Waddell & Reed Financial, Inc., Class A               7,500             148
--------------------------------------------------------------------------------
                                                                         2,508
--------------------------------------------------------------------------------
ELECTRIC - 4.8%
   Alliant Energy Corp.                                 10,700             287
   Aquila, Inc. *                                       21,900              84
   Black Hills Corp.                                     2,900              96
   DPL, Inc.                                            12,200             305
   Duquesne Light Holdings, Inc.                         6,900             124
   Energy East Corp.                                    14,200             372
   Great Plains Energy, Inc.                             7,100             217
   Hawaiian Electric Industries, Inc.                    7,300             186
   Idacorp, Inc.                                         4,200             119
   MDU Resources Group, Inc.                            10,900             301
   Northeast Utilities                                  11,700             225
   NSTAR                                                 5,100             277
   OGE Energy Corp.                                      8,200             221
   Pepco Holdings, Inc.                                 17,700             371
   PNM Resources, Inc.                                   6,300             168
   Puget Energy, Inc.                                    9,100             201
   SCANA Corp.                                          10,800             413
   Sierra Pacific Resources *                           11,400             123
   Westar Energy, Inc.                                   7,800             169
   Wisconsin Energy Corp.                               11,300             401
   WPS Resources Corp.                                   3,700             196
--------------------------------------------------------------------------------
                                                                         4,856
--------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
   Ametek, Inc.                                          6,400             257
   Energizer Holdings, Inc. *                            6,800             407

See Notes to the Financial Statements.

                            NORTHERN FUNDS ANNUAL REPORT    69      EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND (continued)

                                                         NUMBER          VALUE
                                                       OF SHARES         (000S)
COMMON STOCKS - 95.1% - CONTINUED
ELECTRICAL COMPONENTS & EQUIPMENT - 0.9% - (CONTINUED)
   Hubbell, Inc., Class B                                5,700            $291
--------------------------------------------------------------------------------
                                                                           955
--------------------------------------------------------------------------------
ELECTRONICS - 1.6%
   Amphenol Corp., Class A                               8,200             304
   Arrow Electronics, Inc. *                            10,700             271
   Avnet, Inc. *                                        11,200             206
   Gentex Corp.                                          7,500             239
   Kemet Corp. *                                         7,800              61
   Plexus Corp. *                                        4,200              48
   Thomas & Betts Corp. *                                5,800             187
   Varian, Inc. *                                        3,400             129
   Vishay Intertechnology, Inc. *                       15,400             192
--------------------------------------------------------------------------------
                                                                         1,637
--------------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 0.5%
   Dycom Industries, Inc. *                              4,700             108
   Granite Construction, Inc.                            3,300              87
   Jacobs Engineering Group, Inc. *                      5,500             285
--------------------------------------------------------------------------------
                                                                           480
--------------------------------------------------------------------------------
ENTERTAINMENT - 0.6%
   GTECH Holdings Corp.                                 11,100             261
   International Speedway Corp., Class A                 4,100             222
   Macrovision Corp. *                                   4,600             105
--------------------------------------------------------------------------------
                                                                           588
--------------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.6%
   Republic Services, Inc.                              13,400             449
   Stericycle, Inc. *                                    4,100             181
--------------------------------------------------------------------------------
                                                                           630
--------------------------------------------------------------------------------
FOOD - 2.6%
   Dean Foods Co. *                                     13,900             477
   Hormel Foods Corp.                                   10,100             314
   JM Smucker (The) Co.                                  5,600             282
   Ruddick Corp.                                         4,000              92
   Smithfield Foods, Inc. *                              9,600             303
   Tootsie Roll Industries, Inc.                         3,800             114
   Tyson Foods, Inc., Class A                           28,900             482
   Whole Foods Market, Inc.                              6,100             623
--------------------------------------------------------------------------------
                                                                         2,687
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 0.7%
   Bowater, Inc.                                         5,400             203
   Glatfelter Co.                                        3,200              47
   Longview Fibre Co.                                    5,000              94


                                                         NUMBER          VALUE
                                                       OF SHARES         (000S)
COMMON STOCKS - 95.1% - CONTINUED
FOREST PRODUCTS & PAPER - 0.7% - (CONTINUED)
   Potlatch Corp.                                        2,800            $132
   Rayonier, Inc.                                        4,900             243
--------------------------------------------------------------------------------
                                                                           719
--------------------------------------------------------------------------------
GAS - 0.9%
   AGL Resources, Inc.                                   7,200             251
   ONEOK, Inc.                                          10,100             311
   Vectren Corp.                                         6,800             181
   WGL Holdings, Inc.                                    4,700             146
--------------------------------------------------------------------------------
                                                                           889
--------------------------------------------------------------------------------
HAND/MACHINE TOOLS - 0.2%
   Kennametal, Inc.                                      3,600             171
--------------------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 3.8%
   Beckman Coulter, Inc.                                 5,900             392
   Cytyc Corp. *                                        10,900             251
   Dentsply International, Inc.                          7,300             397
   Edwards Lifesciences Corp. *                          5,500             238
   Gen-Probe, Inc. *                                     4,800             214
   Henry Schein, Inc. *                                  8,300             297
   Hillenbrand Industries, Inc.                          5,400             299
   Inamed Corp. *                                        3,400             238
   Patterson Cos., Inc. *                               13,100             654
   Steris Corp. *                                        6,400             162
   Techne Corp. *                                        3,800             153
   Varian Medical Systems, Inc. *                       12,500             428
   Visx, Inc. *                                          4,600             108
--------------------------------------------------------------------------------
                                                                         3,831
--------------------------------------------------------------------------------
HEALTHCARE - SERVICES - 3.5%
   Apria Healthcare Group, Inc. *                        4,600             148
   Community Health Systems, Inc. *                      6,400             223
   Covance, Inc. *                                       6,000             286
   Coventry Health Care, Inc. *                          9,900             675
   Health Net, Inc. *                                   10,400             340
   LifePoint Hospitals, Inc. *                           3,500             153
   Lincare Holdings, Inc. *                              9,500             420
   PacifiCare Health Systems, Inc. *                     8,200             467
   Renal Care Group, Inc. *                              6,200             235
   Triad Hospitals, Inc. *                               7,300             366
   Universal Health Services, Inc., Class B              5,600             293
--------------------------------------------------------------------------------
                                                                         3,606
--------------------------------------------------------------------------------


See Notes to the Financial Statements.

EQUITY FUNDS    70      NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                         NUMBER          VALUE
                                                       OF SHARES         (000S)
COMMON STOCKS - 95.1% - CONTINUED
HOLDING COMPANIES - DIVERSIFIED - 0.3%
   Leucadia National Corp.                                9,000           $309
--------------------------------------------------------------------------------
HOME BUILDERS - 2.6%
   D.R. Horton, Inc.                                     27,500            804
   Hovnanian Enterprises, Inc., Class A *                 4,500            230
   Lennar Corp., Class A                                 13,500            765
   Ryland Group, Inc.                                     4,500            279
   Thor Industries, Inc.                                  4,200            126
   Toll Brothers, Inc. *                                  5,900            465
--------------------------------------------------------------------------------
                                                                         2,669
--------------------------------------------------------------------------------
HOME FURNISHINGS - 0.6%
   Furniture Brands International, Inc.                   5,200            113
   Harman International Industries, Inc.                  6,100            540
--------------------------------------------------------------------------------
                                                                           653
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 0.8%
   American Greetings Corp., Class A                      6,700            171
   Blyth, Inc.                                            3,100             99
   Church & Dwight, Inc.                                  6,000            213
   Scotts (The) Co., Class A *                            2,500            175
   Tupperware Corp.                                       5,600            114
--------------------------------------------------------------------------------
                                                                           772
--------------------------------------------------------------------------------
INSURANCE - 4.9%
   Allmerica Financial Corp. *                            4,900            176
   American Financial Group, Inc.                         5,300            163
   AmerUs Group Co.                                       3,800            179
   Brown & Brown, Inc.                                    5,900            272
   Everest Re Group Ltd.                                  5,200            443
   Fidelity National Financial, Inc.                     16,600            547
   First American Corp.                                   7,900            260
   Gallagher (Arthur J.) & Co.                            8,900            256
   HCC Insurance Holdings, Inc.                           6,600            239
   Horace Mann Educators Corp.                            3,700             66
   Ohio Casualty Corp. *                                  6,100            140
   Old Republic International Corp.                      17,500            408
   PMI Group (The), Inc.                                  8,700            331
   Protective Life Corp.                                  6,600            259
   Radian Group, Inc.                                     8,200            391
   Stancorp Financial Group, Inc.                         2,600            220
   Unitrin, Inc.                                          5,300            241



                                                         NUMBER          VALUE
                                                       OF SHARES         (000S)
COMMON STOCKS - 95.1% - CONTINUED
INSURANCE - 4.9% - (CONTINUED)
   W.R. Berkley Corp.                                    7,500            $372
--------------------------------------------------------------------------------
                                                                         4,963
--------------------------------------------------------------------------------
INTERNET - 1.3%
   Avocent Corp. *                                       4,800             123
   Checkfree Corp. *                                     7,800             318
   F5 Networks, Inc. *                                   3,400             172
   Macromedia, Inc. *                                    6,800             228
   McAfee, Inc. *                                       15,000             338
   RSA Security, Inc. *                                  6,800             108
--------------------------------------------------------------------------------
                                                                         1,287
--------------------------------------------------------------------------------
IRON/STEEL - 0.1%
   Steel Dynamics, Inc.                                  4,200             145
--------------------------------------------------------------------------------
LEISURE TIME - 0.1%
   Callaway Golf Co.                                     6,400              82
--------------------------------------------------------------------------------
LODGING - 1.3%
   Boyd Gaming Corp.                                     6,300             329
   Caesars Entertainment, Inc. *                        29,300             580
   Mandalay Resort Group *                               6,400             451
--------------------------------------------------------------------------------
                                                                         1,360
--------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 1.0%
   AGCO Corp. *                                          8,500             155
   Flowserve Corp. *                                     5,100             132
   Graco, Inc.                                           6,700             270
   Nordson Corp.                                         2,900             107
   Tecumseh Products Co., Class A                        1,600              63
   Zebra Technologies Corp., Class A *                   6,900             328
--------------------------------------------------------------------------------
                                                                         1,055
--------------------------------------------------------------------------------
MEDIA - 1.8%
   Belo Corp., Class A                                   9,900             239
   Emmis Communications Corp., Class A *                 5,100              98
   Entercom Communications Corp. *                       4,200             149
   Lee Enterprises, Inc.                                 4,100             178
   Media General, Inc., Class A                          2,100             130
   Readers Digest Association (The), Inc.                9,700             168
   Scholastic Corp. *                                    3,600             133
   Washington Post Co., Class B                            640             572
   Westwood One, Inc. *                                  8,200             167
--------------------------------------------------------------------------------
                                                                         1,834
--------------------------------------------------------------------------------


See Notes to the Financial Statements.


                            NORTHERN FUNDS ANNUAL REPORT    71      EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND (continued)


                                                         NUMBER          VALUE
                                                       OF SHARES         (000S)
COMMON STOCKS - 95.1% - CONTINUED
METAL FABRICATION/HARDWARE - 0.6%
   Precision Castparts Corp.                              6,300           $485
   Worthington Industries, Inc.                           7,600            147
--------------------------------------------------------------------------------
                                                                           632
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 2.1%
   Brink's (The) Co.                                      5,200            180
   Carlisle Cos., Inc.                                    2,800            196
   Crane Co.                                              5,000            144
   Donaldson Co., Inc.                                    7,000            226
   Federal Signal Corp.                                   4,800             73
   Harsco Corp.                                           3,800            227
   Lancaster Colony Corp.                                 2,800            119
   Pentair, Inc.                                          9,700            378
   SPX Corp.                                              7,100            307
   Teleflex, Inc.                                         3,500            179
   Trinity Industries, Inc.                               4,200            118
--------------------------------------------------------------------------------
                                                                         2,147
--------------------------------------------------------------------------------
OFFICE FURNISHINGS - 0.4%
   HNI Corp.                                              4,700            211
   Miller (Herman), Inc.                                  6,500            196
--------------------------------------------------------------------------------
                                                                           407
--------------------------------------------------------------------------------
OIL & GAS - 4.3%
   ENSCO International, Inc.                             14,100            531
   Forest Oil Corp. *                                     5,200            211
   Helmerich & Payne, Inc.                                5,000            198
   Murphy Oil Corp.                                       8,200            810
   Newfield Exploration Co. *                             5,800            431
   Noble Energy, Inc.                                     5,400            367
   Patterson-UTI Energy, Inc.                            16,100            403
   Pioneer Natural Resources Co.                         13,500            577
   Plains Exploration & Production Co. *                  7,400            258
   Pogo Producing Co.                                     6,100            300
   Pride International, Inc. *                           11,800            293
--------------------------------------------------------------------------------
                                                                         4,379
--------------------------------------------------------------------------------
OIL & GAS SERVICES - 2.4%
   Cooper Cameron Corp. *                                 5,200            298
   FMC Technologies, Inc. *                               6,300            209
   Grant Prideco, Inc. *                                 11,500            278
   Hanover Compressor Co. *                               7,700             93
   Smith International, Inc.                              9,900            621
   Tidewater, Inc.                                        5,900            229


                                                         NUMBER          VALUE
                                                       OF SHARES         (000S)
COMMON STOCKS - 95.1% - CONTINUED
OIL & GAS SERVICES - 2.4% - (CONTINUED)
   Weatherford International Ltd. *                      13,000           $753
--------------------------------------------------------------------------------
                                                                         2,481
--------------------------------------------------------------------------------
PACKAGING & CONTAINERS - 0.4%
   Packaging Corp. of America                             8,000            194
   Sonoco Products Co.                                    9,100            263
--------------------------------------------------------------------------------
                                                                           457
--------------------------------------------------------------------------------
PHARMACEUTICALS - 2.6%
   Barr Pharmaceuticals, Inc. *                           8,600            420
   Cephalon, Inc. *                                       5,400            253
   IVAX Corp. *                                          20,700            409
   Omnicare, Inc.                                         9,700            344
   Par Pharmaceutical Cos., Inc. *                        3,300            110
   Perrigo Co.                                            8,600            165
   Sepracor, Inc. *                                       9,900            568
   Valeant Pharmaceuticals International                  8,800            198
   VCA Antech, Inc. *                                     7,400            150
--------------------------------------------------------------------------------
                                                                         2,617
--------------------------------------------------------------------------------
PIPELINES - 1.2%
   Equitable Resources, Inc.                              5,900            339
   National Fuel Gas Co.                                  7,700            220
   Questar Corp.                                          8,100            480
   Western Gas Resources, Inc.                            6,000            207
--------------------------------------------------------------------------------
                                                                         1,246
--------------------------------------------------------------------------------
REITS - 2.4%
   AMB Property Corp.                                     7,700            291
   Developers Diversified Realty Corp.                    9,900            394
   Highwoods Properties, Inc.                             5,300            142
   Hospitality Properties Trust                           6,200            250
   Liberty Property Trust                                 8,300            324
   Mack-Cali Realty Corp.                                 5,500            233
   New Plan Excel Realty Trust                            9,400            236
   United Dominion Realty Trust, Inc.                    12,600            263
   Weingarten Realty Investors                            7,700            266
--------------------------------------------------------------------------------
                                                                         2,399
--------------------------------------------------------------------------------
RETAIL - 8.9%
   99 Cents Only Stores *                                 5,300             70
   Abercrombie & Fitch Co., Class A                       8,100            464
   Advance Auto Parts, Inc. *                             6,800            343
   Aeropostale, Inc. *                                    5,200            170

See Notes to the Financial Statements.

EQUITY FUNDS    72      NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005


                                                         NUMBER          VALUE
                                                       OF SHARES         (000S)
COMMON STOCKS - 95.1% - CONTINUED
RETAIL - 8.9% - (CONTINUED)
   American Eagle Outfitters, Inc.                      12,400            $366
   AnnTaylor Stores Corp. *                              6,800             174
   Applebee's International, Inc.                        7,800             215
   Barnes & Noble, Inc. *                                5,900             203
   BJ's Wholesale Club, Inc. *                           6,600             205
   Bob Evans Farms, Inc.                                 3,100              73
   Borders Group, Inc.                                   6,900             184
   Brinker International, Inc. *                         8,100             293
   Carmax, Inc. *                                        9,700             306
   CBRL Group, Inc.                                      4,700             194
   Cheesecake Factory (The), Inc. *                      7,500             266
   Chico's FAS, Inc. *                                  16,700             472
   Claire's Stores, Inc.                                 9,100             210
   Copart, Inc. *                                        7,400             174
   Dollar Tree Stores, Inc. *                           10,800             310
   Foot Locker, Inc.                                    14,500             425
   Krispy Kreme Doughnuts, Inc. *                        6,100              46
   Michaels Stores, Inc.                                12,800             465
   Neiman Marcus Group (The), Inc., Class A              4,700             430
   O'Reilly Automotive, Inc. *                           4,900             243
   Outback Steakhouse, Inc.                              6,300             288
   Pacific Sunwear of California, Inc. *                 7,000             196
   Payless Shoesource, Inc. *                            6,600             104
   Petsmart, Inc.                                       13,900             400
   Pier 1 Imports, Inc.                                  8,200             149
   Regis Corp.                                           4,100             168
   Ross Stores, Inc.                                    14,000             408
   Ruby Tuesday, Inc.                                    6,100             148
   Saks, Inc. *                                         13,400             242
   Urban Outfitters, Inc. *                              6,200             297
   Williams-Sonoma, Inc. *                              10,900             401
--------------------------------------------------------------------------------
                                                                         9,102
--------------------------------------------------------------------------------
SAVINGS & LOANS - 1.1%
   Astoria Financial Corp.                               9,500             240
   Independence Community Bank Corp.                     7,600             297
   New York Community Bancorp, Inc.                     23,300             423
   Washington Federal, Inc.                              7,800             182
--------------------------------------------------------------------------------
                                                                         1,142
--------------------------------------------------------------------------------


                                                         NUMBER          VALUE
                                                       OF SHARES         (000S)
COMMON STOCKS - 95.1% - CONTINUED
SEMICONDUCTORS - 2.7%
   Atmel Corp. *                                         42,500           $125
   Credence Systems Corp. *                               9,000             71
   Cree, Inc. *                                           7,300            159
   Cypress Semiconductor Corp. *                         11,900            150
   Fairchild Semiconductor International, Inc. *         11,100            170
   Integrated Circuit Systems, Inc. *                     6,800            130
   Integrated Device Technology, Inc. *                  10,200            123
   International Rectifier Corp. *                        6,300            287
   Intersil Corp., Class A                               14,000            242
   Lam Research Corp. *                                  13,000            375
   Lattice Semiconductor Corp. *                         10,200             55
   LTX Corp. *                                            6,300             28
   Micrel, Inc. *                                         7,800             72
   Microchip Technology, Inc.                            19,400            505
   Semtech Corp. *                                        7,200            129
   Silicon Laboratories, Inc. *                           4,400            131
   Triquint Semiconductor, Inc. *                        12,300             41
--------------------------------------------------------------------------------
                                                                         2,793
--------------------------------------------------------------------------------
SOFTWARE - 2.4%
   Activision, Inc. *                                    17,833            264
   Acxiom Corp.                                           8,300            174
   Advent Software, Inc. *                                2,800             51
   Ascential Software Corp. *                             5,700            106
   Certegy, Inc.                                          5,700            197
   CSG Systems International, Inc. *                      5,100             83
   Dun & Bradstreet Corp. *                               6,600            406
   Fair Isaac Corp.                                       6,200            213
   Keane, Inc. *                                          5,000             65
   MoneyGram International, Inc.                          7,900            149
   Retek, Inc. *                                          5,500             62
   SEI Investments Co.                                    7,800            282
   Sybase, Inc. *                                         9,200            170
   Transaction Systems Architects, Inc., Class A *        3,500             81
   Wind River Systems, Inc. *                             7,500            113
--------------------------------------------------------------------------------
                                                                         2,416
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 1.9%
   3Com Corp. *                                          36,600            130
   Adtran, Inc.                                           6,600            117
   Cincinnati Bell, Inc. *                               22,500             96
   CommScope, Inc. *                                      5,000             75

See Notes to the Financial Statements.

                              NORTHERN FUNDS ANNUAL REPORT    73    EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS                                           MARCH 31, 2005
MID CAP INDEX FUND (continued)

                                                       NUMBER           VALUE
                                                      OF SHARES         (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 95.1% - CONTINUED
TELECOMMUNICATIONS - 1.9% - (CONTINUED)
   Harris Corp.                                        12,600            $411
   Newport Corp. *                                      3,900              57
   Plantronics, Inc.                                    4,500             171
   Polycom, Inc. *                                      9,400             159
   Powerwave Technologies, Inc. *                       9,700              75
   RF Micro Devices, Inc. *                            18,200              95
   Telephone & Data Systems, Inc.                       5,100             416
   UTStarcom, Inc. *                                    9,600             105
--------------------------------------------------------------------------------
                                                                        1,907
--------------------------------------------------------------------------------
TEXTILES - 0.5%
   Mohawk Industries, Inc. *                            5,700             481
--------------------------------------------------------------------------------
TRANSPORTATION - 2.3%
   Alexander & Baldwin, Inc.                            4,200             173
   C.H. Robinson Worldwide, Inc.                        8,100             417
   CNF, Inc.                                            4,800             225
   Expeditors International Washington, Inc.           10,000             536
   Hunt (J.B.) Transport Services, Inc.                 6,500             285
   Overseas Shipholding Group                           3,200             201
   Swift Transportation Co., Inc. *                     6,000             133
   Werner Enterprises, Inc.                             6,300             122
   Yellow Roadway Corp. *                               4,500             263
--------------------------------------------------------------------------------
                                                                        2,355
--------------------------------------------------------------------------------
TRUCKING & LEASING - 0.2%
   GATX Corp.                                           4,800             159
--------------------------------------------------------------------------------
WATER - 0.2%
   Aqua America, Inc.                                   8,500             207
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $97,691)                                                         97,072

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      (000S)            (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 10.1%

  Barclays Bank, Global Treasury Services,
    London, Eurodollar Time Deposit,
    2.95%, 4/1/05                                      $9,939          $9,939
  U.S. Treasury Bill, (1)
    2.85%, 7/14/05                                        345             342
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------
(COST $10,281)                                                         10,281
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 105.2%
--------------------------------------------------------------------------------
(COST $107,972)                                                       107,353
    Liabilities less Other Assets - (5.2)%                             (5,267)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $102,086

(1) Security pledged as collateral to cover margin requirements for open futures contracts.

*        Non-Income Producing Security

At March 31, 2005, the Mid Cap Index Fund had open futures contracts as follows:

                              NOTIONAL                              UNREALIZED
              NUMBER OF       AMOUNT       CONTRACT      CONTRACT      GAIN
     TYPE     CONTRACTS       (000S)       POSITION        EXP.       (000S)
--------------------------------------------------------------------------------
S&P
MidCap 400       11           $ 3,639       Long          6/05          $30
--------------------------------------------------------------------------------

At March 31, 2005, the industry sectors for the Mid Cap Index Fund were:

INDUSTRY SECTOR                              % OF INVESTMENTS
--------------------------------------------------------------
Consumer Discretionary                                   19.1%
Consumer Staples                                          4.6
Energy                                                    7.5
Financials                                               17.0
Health Care                                              11.8
Industrials                                              12.9
Information Technology                                   14.0
Materials                                                 5.4
Telecommunication Services                                0.5
Utilities                                                 7.2
--------------------------------------------------------------
Total                                                   100.0%
--------------------------------------------------------------

See Notes to the Financial Statements.

EQUITY FUNDS    74      NORTHERN FUNDS ANNUAL REPORT

                                                                    EQUITY FUNDS
SCHEDULE OF INVESTMENTS                                           MARCH 31, 2005
SELECT EQUITY FUND

                                                      NUMBER          VALUE
                                                    OF SHARES         (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 95.4%
ADVERTISING - 1.5%
   Omnicom Group                                       51,900          $4,594
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 4.4%
   Boeing (The) Co.                                   108,000           6,314
   Rockwell Collins, Inc.                              67,100           3,193
   United Technologies Corp.                           40,000           4,066
--------------------------------------------------------------------------------
                                                                       13,573
--------------------------------------------------------------------------------
AGRICULTURE - 1.3%
   Archer-Daniels-Midland Co.                         158,000           3,884
--------------------------------------------------------------------------------
BEVERAGES - 4.8%
   Coca-Cola (The) Co.                                178,000           7,417
   PepsiCo, Inc.                                      138,000           7,318
--------------------------------------------------------------------------------
                                                                       14,735
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 2.1%
   Amgen, Inc. *                                       65,000           3,784
   Invitrogen Corp. *                                  36,400           2,519
--------------------------------------------------------------------------------
                                                                        6,303
--------------------------------------------------------------------------------
CHEMICALS - 2.4%
   Air Products & Chemicals, Inc.                      55,200           3,494
   Dow Chemical (The) Co.                              80,400           4,008
--------------------------------------------------------------------------------
                                                                        7,502
--------------------------------------------------------------------------------
COMPUTERS - 4.4%
   Apple Computer, Inc. *                              55,000           2,292
   Dell, Inc. *                                       130,000           4,995
   IBM Corp.                                           67,500           6,168
--------------------------------------------------------------------------------
                                                                       13,455
--------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 4.2%
   Gillette (The) Co.                                  96,000           4,846
   Procter & Gamble Co.                               155,000           8,215
--------------------------------------------------------------------------------
                                                                       13,061
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 4.5%
   American Express Co.                               100,000           5,137
   Goldman Sachs Group, Inc.                           43,400           4,773
   Morgan Stanley                                      71,000           4,065
--------------------------------------------------------------------------------
                                                                       13,975
--------------------------------------------------------------------------------
ELECTRIC - 1.0%
   AES Corp. *                                        185,000           3,030
--------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 1.6%
   Emerson Electric Co.                                40,000           2,597
   Energizer Holdings, Inc. *                          40,500           2,422
--------------------------------------------------------------------------------
                                                                        5,019
--------------------------------------------------------------------------------

                                                    NUMBER          VALUE
                                                   OF SHARES        (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 95.4% - CONTINUED
HEALTHCARE - PRODUCTS - 8.0%
   Alcon, Inc.                                         40,704          $3,635
   Becton, Dickinson & Co.                             64,500           3,768
   Cooper Cos., Inc.                                   21,000           1,531
   Johnson & Johnson                                  234,000          15,715
--------------------------------------------------------------------------------
                                                                       24,649
--------------------------------------------------------------------------------
HEALTHCARE - SERVICES - 8.1%
   HCA, Inc.                                           96,000           5,143
   Medco Health Solutions, Inc. *                      88,000           4,362
   UnitedHealth Group, Inc.                           104,000           9,919
   WellPoint, Inc. *                                   45,000           5,641
--------------------------------------------------------------------------------
                                                                       25,065
--------------------------------------------------------------------------------
HOME BUILDERS - 0.6%
   KB Home                                             16,000           1,879
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 1.3%
   Clorox Co.                                          62,000           3,905
--------------------------------------------------------------------------------
INSURANCE - 2.5%
   American International Group, Inc.                  50,000           2,771
   Prudential Financial, Inc.                          85,000           4,879
--------------------------------------------------------------------------------
                                                                        7,650
--------------------------------------------------------------------------------
INTERNET - 1.0%
   Symantec Corp. *                                   150,000           3,200
--------------------------------------------------------------------------------
IRON/STEEL - 0.5%
   Nucor Corp.                                         26,000           1,497
--------------------------------------------------------------------------------
LODGING - 2.7%
   Harrah's Entertainment, Inc.                        27,000           1,744
   Marriott International, Inc., Class A               68,000           4,547
   Station Casinos, Inc.                               28,000           1,891
--------------------------------------------------------------------------------
                                                                        8,182
--------------------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 1.6%
   Caterpillar, Inc.                                   54,100           4,947
--------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 0.9%
   Rockwell Automation, Inc.                           50,000           2,832
--------------------------------------------------------------------------------
MEDIA - 1.4%
   McGraw-Hill Cos. (The), Inc.                        48,000           4,188
--------------------------------------------------------------------------------
MINING - 1.1%
   Freeport-McMoRan Copper & Gold, Inc., Class B       85,800           3,399
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 2.9%
   General Electric Co.                               152,000           5,481
   ITT Industries, Inc.                                36,800           3,321
--------------------------------------------------------------------------------
                                                                        8,802
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

                            NORTHERN FUNDS ANNUAL REPORT    75      EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS                                           MARCH 31, 2005
SELECT EQUITY FUND (continued)

                                                    NUMBER          VALUE
                                                   OF SHARES        (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 95.4% - CONTINUED
OIL & GAS - 3.1%
   Diamond Offshore Drilling, Inc.                     60,700          $3,029
   GlobalSantaFe Corp.                                 40,000           1,481
   Pioneer Natural Resources Co.                       49,900           2,132
   Transocean, Inc. *                                  57,600           2,964
--------------------------------------------------------------------------------
                                                                        9,606
--------------------------------------------------------------------------------
OIL & GAS SERVICES - 0.8%
   Halliburton Co.                                     57,000           2,465
--------------------------------------------------------------------------------
PHARMACEUTICALS - 5.8%
   Abbott Laboratories                                 79,000           3,683
   Pfizer, Inc.                                       407,000          10,692
   Wyeth                                               80,000           3,374
--------------------------------------------------------------------------------
                                                                       17,749
--------------------------------------------------------------------------------
RETAIL - 7.9%
   CVS Corp.                                           88,500           4,657
   Kohl's Corp. *                                      90,000           4,646
   Nordstrom, Inc.                                     35,100           1,944
   Staples, Inc.                                      135,000           4,243
   Walgreen Co.                                        85,000           3,776
   Yum! Brands, Inc.                                   95,000           4,922
--------------------------------------------------------------------------------
                                                                       24,188
--------------------------------------------------------------------------------
SEMICONDUCTORS - 6.7%
   Broadcom Corp., Class A *                          101,100           3,025
   Freescale Semiconductor, Inc., Class A *            50,000             847
   Intel Corp.                                        392,200           9,111
   NVIDIA Corp. *                                      55,000           1,307
   Texas Instruments, Inc.                            246,700           6,288
--------------------------------------------------------------------------------
                                                                       20,578
--------------------------------------------------------------------------------
SOFTWARE - 6.0%
   Adobe Systems, Inc.                                 43,000           2,888
   Cognos, Inc. *                                      76,700           3,217
   Electronic Arts, Inc. *                             50,000           2,589
   Microsoft Corp.                                    408,000           9,861
--------------------------------------------------------------------------------
                                                                       18,555
--------------------------------------------------------------------------------
TRANSPORTATION - 0.3%
   Hunt (J.B.) Transport Services, Inc.                19,000             832
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $276,355)                                                       293,299

                                                 PRINCIPAL
                                                  AMOUNT             VALUE
                                                  (000S)            (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 4.6%
   Barclays Bank, Global Treasury Services,
   London, Eurodollar Time Deposit,
   2.95%, 4/1/05                                      $14,052         $14,052
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(COST $14,052)                                                         14,052
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.0%
--------------------------------------------------------------------------------
(COST $290,407)                                                       307,351
   Liabilities less Other Assets - 0.0%                                   (17)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $307,334

*        Non-Income Producing Security

At March 31, 2005, the industry sectors for the Select Equity Fund were:

INDUSTRY SECTOR                                               % OF INVESTMENTS
--------------------------------------------------------------------------------
Consumer Discretionary                                                   11.8%
Consumer Staples                                                         15.8
Energy                                                                    4.1
Financials                                                                7.4
Health Care                                                              25.2
Industrials                                                              11.5
Information Technology                                                   19.0
Materials                                                                 4.2
Utilities                                                                 1.0
--------------------------------------------------------------------------------
Total                                                                   100.0%

See Notes to the Financial Statements.

EQUITY FUNDS 76 NORTHERN FUNDS ANNUAL REPORT

                                                                    EQUITY FUNDS
SCHEDULE OF INVESTMENTS                                           MARCH 31, 2005
SMALL CAP GROWTH FUND

                                                        NUMBER          VALUE
                                                      OF SHARES         (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 97.1%
ADVERTISING - 1.3%
   Getty Images, Inc. *                                14,000            $996
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 1.4%
   Esterline Technologies Corp. *                      29,200           1,009
--------------------------------------------------------------------------------
APPAREL - 1.6%
   Deckers Outdoor Corp. *                             21,600             772
   Quiksilver, Inc. *                                  14,200             412
--------------------------------------------------------------------------------
                                                                        1,184
--------------------------------------------------------------------------------
BANKS - 1.0%
   East-West Bancorp, Inc.                             20,700             764
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.8%
   Serologicals Corp. *                                54,800           1,339
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 12.1%
   Alliance Data Systems Corp. *                       22,400             905
   Bright Horizons Family Solutions, Inc. *            41,500           1,400
   Copart, Inc. *                                      58,600           1,380
   Corporate Executive Board Co.                       20,600           1,317
   CoStar Group, Inc. *                                31,600           1,165
   iPayment, Inc. *                                    33,200           1,401
   Labor Ready, Inc. *                                 72,800           1,358
--------------------------------------------------------------------------------
                                                                        8,926
--------------------------------------------------------------------------------
COMPUTERS - 1.2%
   Manhattan Associates, Inc. *                        45,000             917
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 2.8%
   Chicago Mercantile Exchange Holdings Inc.            4,600             893
   First Marblehead Corp. (The) *                      20,600           1,185
--------------------------------------------------------------------------------
                                                                        2,078
--------------------------------------------------------------------------------
ENTERTAINMENT - 6.4%
   Lions Gate Entertainment Corp. *                   123,400           1,364
   Penn National Gaming, Inc. *                        51,100           1,501
   Shuffle Master, Inc. *                              25,700             744
   Station Casinos, Inc.                               17,100           1,155
--------------------------------------------------------------------------------
                                                                        4,764
--------------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 1.0%
   Stericycle, Inc. *                                  16,500             729
--------------------------------------------------------------------------------
FOOD - 1.3%
   United Natural Foods, Inc. *                        33,800             968
--------------------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 13.3%
   Advanced Medical Optics, Inc. *                     22,500             815
   Advanced Neuromodulation Systems, Inc. *            34,800             933
   American Medical Systems Holdings, Inc. *           70,300           1,208
   Cooper Cos., Inc.                                    8,400             612

                                                      NUMBER         VALUE
                                                     OF SHARES       (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 97.1% -  CONTINUED
HEALTHCARE - PRODUCTS - 13.3% - (CONTINUED)
   Gen-Probe, Inc. *                                   29,000          $1,292
   IDEXX Laboratories, Inc. *                          24,600           1,332
   Inamed Corp. *                                      10,500             734
   Respironics, Inc. *                                 24,900           1,451
   Sybron Dental Specialties, Inc. *                   40,200           1,443
--------------------------------------------------------------------------------
                                                                        9,820
--------------------------------------------------------------------------------
HEALTHCARE - SERVICES - 2.4%
   Pediatrix Medical Group, Inc. *                     14,500             995
   Psychiatric Solutions, Inc. *                       16,700             768
--------------------------------------------------------------------------------
                                                                        1,763
--------------------------------------------------------------------------------
INSURANCE - 1.4%
   Selective Insurance Group, Inc.                     22,600           1,045
--------------------------------------------------------------------------------
INTERNET - 1.3%
   Fastclick, Inc. *                                   44,445             533
   Shopping.com Ltd. *                                 22,300             397
--------------------------------------------------------------------------------
                                                                          930
--------------------------------------------------------------------------------
IRON/STEEL - 1.2%
   Reliance Steel & Aluminum Co.                       21,700             868
--------------------------------------------------------------------------------
LEISURE TIME - 1.7%
   Life Time Fitness, Inc. *                           47,400           1,279
--------------------------------------------------------------------------------
LODGING - 3.5%
   Great Wolf Resorts, Inc. *                          59,100           1,475
   La Quinta Corp. *                                  133,000           1,131
--------------------------------------------------------------------------------
                                                                        2,606
--------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 1.4%
   Zebra Technologies Corp., Class A *                 22,400           1,064
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 1.5%
   Ceradyne, Inc. *                                    48,100           1,076
--------------------------------------------------------------------------------

OIL & GAS - 6.4%
   InterOil Corp. *                                    14,900             521
   Range Resources Corp.                               56,700           1,324
   Southwestern Energy Co. *                           32,900           1,867
   Ultra Petroleum Corp. *                             19,400             986
--------------------------------------------------------------------------------
                                                                        4,698
--------------------------------------------------------------------------------
OIL & GAS SERVICES - 2.3%
   Cal Dive International, Inc. *                      24,400           1,106
   Veritas DGC, Inc. *                                 21,000             629
--------------------------------------------------------------------------------
                                                                        1,735
--------------------------------------------------------------------------------
PACKAGING & CONTAINERS - 1.2%
   Greif Inc., Class A                                 12,500             871

--------------------------------------------------------------------------------


See Notes to the Financial Statements.

                            NORTHERN FUNDS ANNUAL REPORT    77      EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS                                           MARCH 31, 2005
SMALL CAP GROWTH FUND (continued)

                                                       NUMBER        VALUE
                                                     OF SHARES       (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 97.1% - CONTINUED
PHARMACEUTICALS - 2.9%
   Prestige Brands Holdings, Inc. *                    48,400            $854
   VCA Antech, Inc. *                                  65,500           1,325
--------------------------------------------------------------------------------
                                                                        2,179
--------------------------------------------------------------------------------
REITS - 1.3%
   Centerpoint Properties Corp.                        24,300             996
--------------------------------------------------------------------------------
RESTAURANTS - 1.6%
   Applebee's International, Inc.                      42,500           1,171
--------------------------------------------------------------------------------
RETAIL - 4.0%
   Aeropostale, Inc. *                                 29,700             973
   Dick's Sporting Goods, Inc. *                       53,600           1,969
--------------------------------------------------------------------------------
                                                                        2,942
--------------------------------------------------------------------------------
SEMICONDUCTORS - 1.3%
   Integrated Circuit Systems, Inc. *                  51,200             979
--------------------------------------------------------------------------------
SOFTWARE - 10.1%
   Ansys, Inc. *                                       44,600           1,526
   Certegy, Inc.                                       38,600           1,336
   Cognos, Inc. *                                      25,200           1,057
   Global Payments, Inc.                               28,100           1,812
   Hyperion Solutions Corp. *                          39,200           1,729
--------------------------------------------------------------------------------
                                                                        7,460
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 1.4%
   Plantronics, Inc.                                   27,900           1,062
--------------------------------------------------------------------------------
TRANSPORTATION - 5.0%
   Forward Air Corp.                                   18,100             771
   Hunt (J.B.) Transport Services, Inc.                32,600           1,427
   Universal Truckload Services, Inc. *                23,800             502
   UTI Worldwide, Inc.                                 14,100             979
--------------------------------------------------------------------------------
                                                                        3,679
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $59,760)                                                         71,897

                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                      (000S)          (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -  2.0%
   Barclays Bank, Global Treasury Services,
   London, Eurodollar Time Deposit,
     2.95%, 4/1/05                                    $1,509           $1,509
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(COST $1,509)                                                           1,509
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.1%
--------------------------------------------------------------------------------
(COST $61,269)                                                         73,406
   Other Assets less Liabilities - 0.9%                                   676
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                   $74,082

 * Non-Income Producing Security

At March 31, 2005, the industry sectors for the Small Cap Growth Fund were:

INDUSTRY SECTOR                                              % OF INVESTMENTS
--------------------------------------------------------------------------------
Consumer Discretionary                                                   22.7%
Consumer Staples                                                          1.4
Energy                                                                    9.0
Financials                                                                6.8
Health Care                                                              20.0
Industrials                                                              18.4
Information Technology                                                   19.3
Materials                                                                 2.4
--------------------------------------------------------------------------------
Total                                                                   100.0%

See Notes to the Financial Statements.



EQUITY FUNDS 78 NORTHERN FUNDS ANNUAL REPORT

                                                                    EQUITY FUNDS
SCHEDULE OF INVESTMENTS                                           MARCH 31, 2005
SMALL CAP INDEX FUND

                                                       NUMBER        VALUE
                                                     OF SHARES       (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.1%
ADVERTISING - 0.5%
   Advo, Inc.                                           9,962            $373
   Catalina Marketing Corp.                            17,100             443
   FTD Group, Inc. *                                    6,784              82
   Greenfield Online, Inc. *                            1,900              37
   Marchex, Inc. *                                      1,700              32
   R.H. Donnelley Corp. *                               7,400             430
   Sitel Corp. *                                       20,600              40
   ValueVision Media, Inc., Class A *                   6,400              79
   Ventiv Health, Inc. *                                6,200             143
--------------------------------------------------------------------------------
                                                                        1,659
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 1.4%
   AAR Corp. *                                         10,700             146
   Armor Holdings, Inc. *                               9,400             349
   BE Aerospace, Inc. *                                18,400             221
   Curtiss-Wright Corp.                                 6,900             393
   DRS Technologies, Inc. *                             7,789             331
   Ducommun, Inc. *                                     2,400              48
   EDO Corp.                                            5,200             156
   Engineered Support Systems, Inc.                     7,575             405
   Esterline Technologies Corp. *                       8,300             287
   GenCorp, Inc. *                                     15,400             308
   Heico Corp.                                          6,100             123
   Herley Industries, Inc. *                            3,800              65
   Innovative Solutions & Supports, Inc. *              2,400              76
   Kaman Corp., Class A                                 7,800              97
   Moog, Inc., Class A *                                8,575             388
   MTC Technologies, Inc. *                             2,200              71
   Orbital Sciences Corp. *                            17,600             170
   Sequa Corp., Class A *                               2,000             104
   Teledyne Technologies, Inc. *                       10,600             332
   Titan Corp. *                                       27,500             499
   Triumph Group, Inc. *                                5,200             202
   United Industrial Corp. of New York                  3,300              98
--------------------------------------------------------------------------------
                                                                        4,869
--------------------------------------------------------------------------------
AGRICULTURE - 0.3%
   Alico, Inc.                                          1,200              63
   Delta & Pine Land Co.                               12,400             335
   DIMON, Inc.                                         14,800              93
   Maui Land & Pineapple Co., Inc. *                    1,100              47
   Standard Commercial Corp.                            3,500              65
   Tejon Ranch Co. *                                    2,600             116
   Universal Corp. of Virginia                          8,300             380

                                                       NUMBER        VALUE
                                                     OF SHARES       (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.1% - CONTINUED
AGRICULTURE - 0.3% - (CONTINUED)
   Vector Group Ltd.                                    8,154            $125
--------------------------------------------------------------------------------
                                                                        1,224
--------------------------------------------------------------------------------
AIRLINES - 0.5%
   Airtran Holdings, Inc. *                            27,700             251
   Alaska Air Group, Inc. *                             8,800             259
   America West Holdings Corp., Class B *              11,800              64
   Continental Airlines, Inc., Class B *               21,700             261
   Delta Air Lines, Inc. *                             38,600             157
   ExpressJet Holdings, Inc. *                         12,500             143
   FLYi, Inc. *                                        15,200              19
   Frontier Airlines, Inc. *                           11,950             125
   Mesa Air Group, Inc. *                              11,300              79
   Northwest Airlines Corp. *                          24,700             165
   Pinnacle Airlines Corp., *                           6,400              68
   Skywest, Inc.                                       19,200             357
--------------------------------------------------------------------------------
                                                                        1,948
--------------------------------------------------------------------------------
APPAREL - 1.0%
   Carter's, Inc. *                                     1,900              75
   Cherokee, Inc.                                       2,500              84
   Deckers Outdoor Corp. *                              3,000             107
   DHB Industries, Inc. *                               7,500              66
   Guess?, Inc. *                                       5,100              70
   Gymboree Corp. *                                    10,200             128
   Hartmarx Corp. *                                     7,500              71
   K-Swiss, Inc., Class A                               8,500             281
   Kellwood Co.                                         8,850             255
   Oshkosh B'Gosh, Inc., Class A                        2,200              67
   Oxford Industries, Inc.                              4,400             161
   Perry Ellis International, Inc. *                    2,100              47
   Phillips-Van Heusen Corp.                            8,000             213
   Quiksilver, Inc. *                                  19,000             552
   Russell Corp.                                        9,400             170
   Skechers U.S.A., Inc., Class A *                     6,700             104
   Steven Madden Ltd. *                                 3,500              58
   Stride Rite Corp.                                   12,100             161
   Warnaco Group (The), Inc. *                         15,100             363
   Weyco Group, Inc.                                    1,000              44
   Wolverine World Wide, Inc.                          19,600             420
--------------------------------------------------------------------------------
                                                                        3,497
--------------------------------------------------------------------------------
AUTO MANUFACTURERS - 0.1%
   A.S.V., Inc. *                                       2,700             107

See Notes to the Financial Statements.


                            NORTHERN FUNDS ANNUAL REPORT    79   EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                       NUMBER        VALUE
                                                     OF SHARES       (000S)
--------------------------------------------------------------------------------

COMMON STOCKS - 99.1% - CONTINUED
AUTO MANUFACTURERS - 0.1% -(CONTINUED)
   Wabash National Corp. *                             10,000            $244
--------------------------------------------------------------------------------
                                                                          351
--------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 0.8%
   Aftermarket Technology Corp. *                       3,900              64
   ArvinMeritor, Inc.                                  22,800             353
   Bandag, Inc.                                         3,700             174
   Collins & Aikman Corp. *                            11,860              15
   Commercial Vehicle Group, Inc. *                     2,900              58
   Cooper Tire & Rubber Co.                            20,300             373
   Exide Technologies *                                 6,600              85
   Goodyear Tire & Rubber (The) Co. *                  50,000             667
   Hayes Lemmerz International, Inc. *                 12,600              65
   Keystone Automotive Industries, Inc. *               5,000             116
   Modine Manufacturing Co.                             7,800             229
   Noble International Ltd.                             2,500              57
   Standard Motor Products, Inc.                        3,500              41
   Strattec Security Corp. *                            1,100              59
   Superior Industries International, Inc.              7,300             193
   Tenneco Automotive, Inc. *                          13,800             172
   Visteon Corp. *                                     42,800             244
--------------------------------------------------------------------------------
                                                                        2,965
--------------------------------------------------------------------------------
BANKS - 7.7%
   1st Source Corp.                                     4,326              92
   ABC Bancorp                                          4,320              73
   Alabama National Bancorp                             4,200             260
   Amcore Financial, Inc.                               8,282             234
   AmericanWest Bancorp *                               3,520              68
   Arrow Financial Corp.                                3,075              84
   Bancfirst Corp.                                      1,064              73
   Bancorp Inc. of Delaware *                           2,185              31
   BancorpSouth, Inc.                                  25,300             522
   BancTrust Financial Group, Inc.                      2,400              49
   Bank Mutual Corp.                                   24,206             286
   Bank of Granite Corp.                                4,660              86
   Bank of the Ozarks, Inc.                             3,600             114
   Banner Corp.                                         3,500              94
   Boston Private Financial Holdings, Inc.              9,000             214
   Bryn Mawr Bank Corp.                                 2,600              53
   Camden National Corp.                                2,136              75
   Capital City Bank Group, Inc.                        3,287             133
   Capital Corp. of the West                            1,800              84
   Capital Crossing Bank *                              1,100              36

                                                       NUMBER        VALUE
                                                     OF SHARES       (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.1% - CONTINUED
BANKS - 7.7% - (CONTINUED)
   Capitol Bancorp Ltd.                                 3,400            $103
   Cascade Bancorp                                      5,625             109
   Cathay Bancorp, Inc.                                14,200             447
   Center Financial Corp.                               3,200              56
   Central Coast Bancorp *                              4,078              68
   Central Pacific Financial Corp.                      9,480             319
   Century Bancorp, Inc. of Massachusetts, Class A      1,100              32
   Chemical Financial Corp.                             8,104             263
   Chittenden Corp.                                    15,016             391
   Citizens Banking Corp. of Michigan                  14,200             417
   City Holding Co.                                     5,300             157
   CityBank Lynwood of Washington                       2,800              91
   Coastal Financial Corp.                              4,997              75
   CoBiz, Inc.                                          4,350              84
   Columbia Bancorp                                     2,000              64
   Columbia Banking Systems, Inc.                       5,166             123
   Community Bank System, Inc.                          8,600             197
   Community Banks, Inc.                                3,592              90
   Community Trust Bancorp, Inc.                        4,335             125
   Corus Bankshares, Inc.                               5,000             238
   CVB Financial Corp.                                 14,862             270
   East-West Bancorp, Inc.                             16,500             609
   EuroBancshares, Inc. *                               2,500              42
   Farmers Capital Bank Corp.                           2,100              71
   Financial Institutions, Inc.                         2,900              57
   First Bancorp of North Carolina                      3,900              88
   First BanCorp of Puerto Rico                        11,300             477
   First Busey Corp.                                    4,950              96
   First Charter Corp.                                  9,800             221
   First Citizens Bancshares, Inc., Class A             1,900             278
   First Commonwealth Financial Corp.                  23,028             315
   First Community Bancorp of California                4,100             182
   First Community Bancshares, Inc.                     3,359              94
   First Financial Bancorp                             11,224             205
   First Financial Bankshares, Inc.                     4,546             203
   First Financial Corp. of Indiana                     4,806             142
   First Indiana Corp.                                  4,162             101
   First Merchants Corp.                                6,527             169
   First Midwest Bancorp, Inc. of Illinois             15,300             497
   First Oak Brook Bancshares, Inc.                     2,250              66
   First of Long Island (The) Corp.                     1,200              51
   First Republic Bank                                  6,450             209

See Notes to the Financial Statements.

EQUITY FUNDS 80 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                       NUMBER        VALUE
                                                     OF SHARES       (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.1% - CONTINUED
BANKS - 7.7% - (CONTINUED)
   First State Bancorporation                           5,200             $88
   FNB Corp. of Pennsylvania                           17,629             338
   FNB Corp. of Virginia                                2,000              52
   Frontier Financial Corp.                             5,400             205
   GB&T Bancshares, Inc.                                3,000              65
   German American Bancorp                              3,255              50
   Glacier Bancorp, Inc.                                7,837             239
   Gold Banc Corp., Inc.                               13,200             185
   Great Southern Bancorp, Inc.                         3,700             120
   Greater Bay Bancorp                                 16,900             413
   Hancock Holding Co.                                  9,024             293
   Hanmi Financial Corp.                                9,600             159
   Harleysville National Corp.                          8,609             183
   Heartland Financial USA, Inc.                        3,300              66
   IBERIABANK Corp.                                     2,000             113
   Independent Bank Corp. of Massachusetts              4,600             133
   Independent Bank Corp. of Michigan                   5,645             162
   Integra Bank Corp.                                   5,443             120
   Interchange Financial Services Corp. of New Jersey   6,000             103
   Irwin Financial Corp.                                5,600             129
   Lakeland Bancorp, Inc.                               4,860              76
   Lakeland Financial Corp.                             1,800              69
   Macatawa Bank Corp.                                  3,150             106
   Main Street Banks, Inc.                              4,700             124
   MainSource Financial Group, Inc.                     3,462              76
   MB Financial, Inc.                                   6,350             243
   MBT Financial Corp.                                  5,500             104
   Mercantile Bank Corp.                                2,205              90
   Mid-State Bancshares                                 7,500             199
   Midwest Banc Holdings, Inc.                          3,800              76
   Nara Bancorp, Inc.                                   6,200              87
   National Penn Bancshares, Inc.                      10,952             269
   NBC Capital Corp.                                    2,400              58
   NBT Bancorp, Inc.                                   10,504             235
   Oak Hill Financial, Inc.                             1,600              54
   Old National Bancorp of Indiana                     22,995             467
   Old Second Bancorp, Inc.                             3,938             119
   Omega Financial Corp.                                3,778             113
   Oriental Financial Group, Inc.                       6,147             144
   Pacific Capital Bancorp                             14,833             442
   Park National Corp.                                  4,725             532
   Peapack Gladstone Financial Corp.                    2,651              72

                                                       NUMBER        VALUE
                                                     OF SHARES       (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.1% - CONTINUED
BANKS - 7.7% - (CONTINUED)
   Pennrock Financial Services Corp.                    2,676             $93
   Peoples Bancorp, Inc. of Ohio                        3,760             101
   Peoples Holding (The) Co.                            3,000              93
   Placer Sierra Bancshares                             1,900              44
   PrivateBancorp, Inc.                                 5,500             173
   Prosperity Bancshares, Inc.                          6,100             162
   Provident Bankshares Corp.                          10,756             355
   R & G Financial Corp., Class B                       9,150             285
   Republic Bancorp, Inc. of Kentucky, Class A          2,756              61
   Republic Bancorp, Inc. of Michigan                  23,136             313
   Riggs National Corp. *                               5,800             111
   Royal Bancshares of Pennsylvania, Inc., Class A      1,583              36
   S & T Bancorp, Inc.                                  7,600             269
   Sandy Spring Bancorp, Inc.                           5,100             165
   Santander BanCorp                                    1,679              44
   SCBT Financial Corp.                                 2,887              87
   Seacoast Banking Corp. of Florida                    4,020              79
   Security Bank Corp. of Georgia                       1,300              54
   Signature Bank of New York *                         1,700              45
   Silicon Valley Bancshares *                         11,600             511
   Simmons First National Corp., Class A                5,000             124
   Smithtown Bancorp, Inc.                              1,600              45
   Southern Community Financial Corp.                   4,100              39
   Southside Bancshares, Inc.                           3,457              72
   Southwest Bancorp of Texas, Inc.                    22,500             413
   Southwest Bancorp, Inc. of Oklahoma                  3,800              70
   State Bancorp, Inc. of New York                      2,530              66
   State Financial Services Corp., Class A              1,800              67
   Sterling Bancorp of New York                         5,442             132
   Sterling Bancshares, Inc.                           14,625             208
   Sterling Financial Corp. of Pennsylvania             7,406             193
   Suffolk Bancorp                                      3,900             129
   Sun Bancorp, Inc. of New Jersey *                    2,909              67
   Susquehanna Bancshares, Inc.                        15,179             370
   SY Bancorp, Inc.                                     3,700              81
   Taylor Capital Group, Inc.                           1,300              42
   Texas Capital Bancshares, Inc. *                     7,100             149
   Texas Regional Bancshares, Inc., Class A            13,551             408
   Tompkins Trustco, Inc.                               3,003             128
   Trico Bancshares                                     3,800              80
   Trustco Bank Corp. of New York                      24,094             277
   Trustmark Corp.                                     15,500             449

See Notes to the Financial Statements.


                            NORTHERN FUNDS ANNUAL REPORT    81      EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                       NUMBER        VALUE
                                                     OF SHARES       (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.1% - CONTINUED
BANKS - 7.7% - (CONTINUED)
   UMB Financial Corp.                                  4,856            $276
   Umpqua Holdings Corp.                               14,383             336
   Union Bankshares Corp. of Virginia                   2,700              86
   United Bankshares, Inc.                             12,300             408
   United Community Banks, Inc. of Georgia              9,400             223
   Univest Corp. of Pennsylvania                        2,300              92
   Unizan Financial Corp.                               6,910             180
   USB Holding Co., Inc.                                4,357              97
   USB Holdings Co., Inc. *                            50,000               -
   Virginia Commerce Bancorp *                          2,125              57
   Virginia Financial Group, Inc.                       2,500              82
   Washington Trust Bancorp, Inc.                       4,600             126
   WesBanco, Inc.                                       6,100             168
   West Bancorp                                         5,985             102
   West Coast Bancorp of Oregon                         4,307             102
   Westamerica Bancorporation                          10,400             538
   Western Sierra Bancorp *                             2,025              69
   Wilshire Bancorp, Inc. *                             4,600              60
   Wintrust Financial Corp.                             7,100             334
   Yardville National Bancorp                           2,900              95
--------------------------------------------------------------------------------
                                                                       27,645
--------------------------------------------------------------------------------
BEVERAGES - 0.1%
   Boston Beer Co., Inc., Class A *                     2,400              53
   Coca-Cola Bottling Co. Consolidated                  1,527              79
   Farmer Bros. Co.                                     2,200              53
   Hansen Natural Corp. *                               2,000             120
   Overland Beverage Distributing *                        20               -
   Peet's Coffee & Tea, Inc. *                          3,900              96
--------------------------------------------------------------------------------
                                                                          401
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.6%
   Aksys Ltd. *                                         3,400              11
   Alexion Pharmaceuticals, Inc. *                      9,000             195
   Applera Corp. (Celera Genomics Group) *             24,200             248
   Ariad Pharmaceuticals, Inc. *                       17,400              97
   Avant Immunotherapeutics, Inc. *                    26,000              42
   Axonyx, Inc. *                                      17,800              22
   Barrier Therapeutics, Inc. *                           700              11
   Bio-Rad Laboratories, Inc., Class A *                5,700             278
   Biocryst Pharmaceuticals, Inc. *                     7,400              34
   Cambrex Corp.                                        8,700             185
   CancerVax Corp. *                                    4,700              31
   Cell Genesys, Inc. *                                15,000              68

                                                       NUMBER        VALUE
                                                     OF SHARES       (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.1% - CONTINUED
BIOTECHNOLOGY - 1.6% - (CONTINUED)
   Ciphergen Biosystems, Inc. *                         8,000             $22
   Corgentech, Inc. *                                   2,400               6
   CuraGen Corp. *                                     14,200              59
   Curis, Inc. *                                       16,700              60
   Cytogen Corp. *                                      5,400              31
   Cytokinetics, Inc. *                                 2,800              18
   Decode Genetics, Inc. *                             16,800              96
   Digene Corp. *                                       4,600              96
   Diversa Corp. *                                      7,300              36
   Encysive Pharmaceuticals, Inc. *                    19,000             194
   Enzo Biochem, Inc. *                                 8,307             120
   Enzon Pharmaceuticals, Inc. *                       14,700             150
   Exelixis, Inc. *                                    21,300             144
   Genaera Corp. *                                     19,200              44
   Genelabs Technologies, Inc. *                       27,900              17
   Genencor International, Inc. *                       2,400              46
   Geron Corp. *                                       17,200             105
   Human Genome Sciences, Inc. *                       41,733             385
   Illumina, Inc. *                                    10,400              84
   Immunogen, Inc. *                                   12,600              66
   Immunomedics, Inc. *                                16,200              39
   Incyte Corp. *                                      22,700             155
   Integra LifeSciences Holdings Corp. *                6,700             236
   InterMune, Inc. *                                    9,600             106
   Keryx Biopharmaceuticals, Inc. *                     7,200              96
   Kosan Biosciences, Inc. *                            7,600              31
   Lexicon Genetics, Inc. *                            21,500             110
   Lifecell Corp. *                                    10,100              90
   Maxim Pharmaceuticals, Inc. *                       10,100              18
   Maxygen, Inc. *                                      8,000              69
   Myogen, Inc. *                                       5,800              46
   Myriad Genetics, Inc. *                             10,100             186
   Nanogen, Inc. *                                     15,600              54
   Neose Technologies, Inc. *                           6,000              16
   Northfield Laboratories, Inc. *                      7,500              84
   Oscient Pharmaceuticals Corp. *                     21,000              49
   Peregrine Pharmaceuticals, Inc. *                   39,700              58
   Praecis Pharmaceuticals, Inc. *                     18,600              20
   Regeneration Technologies, Inc. *                    8,500              88
   Regeneron Pharmaceuticals, Inc. *                   12,600              64
   Seattle Genetics, Inc. *                            11,400              59
   Serologicals Corp. *                                10,900             266

See Notes to the Financial Statements.


EQUITY FUNDS     82     NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                       NUMBER        VALUE
                                                     OF SHARES       (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.1% - CONTINUED
BIOTECHNOLOGY - 1.6% - (CONTINUED)
   SuperGen, Inc. *                                    17,100             $83
   Telik, Inc. *                                       16,800             253
   Third Wave Technologies, Inc. *                     10,100              58
   Transkaryotic Therapies, Inc. *                      9,900             247
   Vertex Pharmaceuticals, Inc. *                      25,900             242
--------------------------------------------------------------------------------
                                                                        5,824
--------------------------------------------------------------------------------
BUILDING MATERIALS - 1.2%
   Aaon, Inc. *                                         3,400              56
   Apogee Enterprises, Inc.                            10,000             143
   Comfort Systems USA, Inc. *                         12,600              98
   Drew Industries, Inc. *                              2,300              86
   Eagle Materials, Inc.                                6,200             502
   ElkCorp                                              6,507             250
   Genlyte Group, Inc. *                                4,000             360
   Interline Brands, Inc. *                             4,584              88
   Lennox International, Inc.                          14,600             320
   LSI Industries, Inc.                                 6,312              71
   NCI Building Systems, Inc. *                         6,600             255
   Simpson Manufacturing Co., Inc.                     12,000             371
   Texas Industries, Inc.                               7,000             376
   Trex Co., Inc. *                                     3,400             151
   U.S. Concrete, Inc. *                                7,500              47
   Universal Forest Products, Inc.                      5,200             202
   USG Corp. *                                         10,600             351
   York International Corp.                            13,600             533
--------------------------------------------------------------------------------
                                                                        4,260
--------------------------------------------------------------------------------
CHEMICALS - 2.8%
   Aceto Corp.                                          8,625              64
   Airgas, Inc.                                        19,700             471
   Albemarle Corp.                                     11,600             422
   American Vanguard Corp.                              1,800              81
   Arch Chemicals, Inc.                                 7,500             214
   Cabot Microelectronics Corp. *                       8,100             254
   Crompton Corp.                                      37,510             548
   Cytec Industries, Inc.                              12,800             694
   Ferro Corp.                                         13,750             259
   FMC Corp. *                                         11,900             636
   Fuller (H.B.) Co.                                    9,300             270
   Georgia Gulf Corp.                                   9,400             432
   Grace (W.R.) & Co. *                                21,900             187
   Great Lakes Chemical Corp.                          16,700             536
   Hercules, Inc. *                                    36,100             523

                                                       NUMBER        VALUE
                                                     OF SHARES       (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.1% - CONTINUED
CHEMICALS - 2.8% - (CONTINUED)
   Kronos Worldwide, Inc.                               1,078             $46
   MacDermid, Inc.                                      8,900             289
   Minerals Technologies, Inc.                          6,700             441
   Mosaic Co. (The) *                                  41,600             710
   NewMarket Corp. *                                    4,600              86
   NL Industries, Inc.                                  2,600              60
   Octel Corp.                                          4,200              78
   Olin Corp.                                          22,800             508
   OM Group, Inc. *                                     9,400             286
   Omnova Solutions, Inc. *                            12,200              65
   PolyOne Corp. *                                     30,100             267
   Quaker Chemical Corp.                                2,800              57
   Schulman (A.), Inc.                                  9,900             172
   Sensient Technologies Corp.                         15,200             328
   Spartech Corp.                                       8,300             165
   Stepan Co.                                           1,800              42
   Symyx Technologies, Inc. *                           9,300             205
   Terra Industries, Inc. *                            15,100             117
   UAP Holding Corp. *                                  8,500             137
   Valhi, Inc.                                          3,360              66
   Wellman, Inc.                                       10,600             153
   Westlake Chemical Corp.                              3,700             120
--------------------------------------------------------------------------------
                                                                        9,989
--------------------------------------------------------------------------------
COAL - 0.1%
   Alpha Natural Resources, Inc. *                      7,676             220
   Foundation Coal Holdings, Inc.                       6,116             144
--------------------------------------------------------------------------------
                                                                          364
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 4.2%
   Aaron Rents, Inc.                                   12,450             249
   ABM Industries, Inc.                                12,148             234
   ACE Cash Express, Inc. *                             3,000              68
   Administaff, Inc.                                    6,900             101
   Advance America Cash Advance Centers, Inc.          17,128             265
   Advisory Board (The) Co. *                           5,800             253
   Albany Molecular Research, Inc. *                    8,200              84
   Alderwoods Group, Inc. *                            13,200             164
   AMN Healthcare Services, Inc. *                      3,800              60
   Arbitron, Inc.                                      10,200             438
   Banta Corp.                                          8,150             349
   Bowne & Co., Inc.                                   11,500             173
   Bright Horizons Family Solutions, Inc. *             9,000             304
   CDI Corp.                                            4,100              91

See Notes to the Financial Statements.


                            NORTHERN FUNDS ANNUAL REPORT    83      EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                      NUMBER            VALUE
                                                     OF SHARES          (000S)
COMMON STOCKS - 99.1% - CONTINUED
COMMERCIAL SERVICES - 4.2% - (CONTINUED)
   Central Parking Corp.                                6,150            $106
   Century Business Services, Inc. *                   22,100              91
   Charles River Associates, Inc. *                     3,500             173
   Chemed Corp.                                         4,000             306
   Clark, Inc.                                          5,600              87
   Coinstar, Inc. *                                     7,900             167
   Consolidated Graphics, Inc. *                        3,700             195
   Cornell Cos., Inc. *                                 5,000              63
   Corrections Corp. of America *                      12,610             487
   Corvel Corp. *                                       2,250              48
   CoStar Group, Inc. *                                 5,300             195
   Cross Country Healthcare, Inc. *                     7,600             127
   DiamondCluster International, Inc. *                 8,100             130
   Dollar Financial Corp. *                               900              11
   Dollar Thrifty Automotive Group *                    8,200             269
   Educate, Inc. *                                      5,300              74
   Electro Rent Corp. *                                 5,874              79
   Euronet Worldwide, Inc. *                            8,400             240
   Exponent, Inc. *                                     2,500              60
   First Advantage Corp. *                              1,400              29
   Forrester Research, Inc. *                           4,900              69
   FTI Consulting, Inc. *                              14,025             289
   Gartner, Inc., Class A *                            21,200             203
   Geo Group, Inc. *                                    3,100              89
   Gevity HR, Inc.                                      7,800             149
   Greg Manning Auctions, Inc. *                        2,300              23
   Healthcare Services Group                            4,950             120
   Heidrick & Struggles International, Inc. *           5,800             213
   Hooper Holmes, Inc.                                 20,000              76
   Hudson Highland Group, Inc. *                        6,600             113
   Huron Consulting Group, Inc. *                       1,600              33
   Insurance Auto Auctions, Inc. *                      3,100              86
   Integrated Electrical Services, Inc. *              10,900              30
   Interactive Data Corp. *                            12,000             249
   Intersections, Inc. *                                2,700              39
   iPayment, Inc. *                                     3,600             152
   Jackson Hewitt Tax Service, Inc.                    12,400             259
   Kelly Services, Inc., Class A                        5,229             151
   Kforce, Inc. *                                       8,400              92
   Korn/Ferry International *                          10,300             196
   Labor Ready, Inc. *                                 13,600             254
   Landauer, Inc.                                       3,000             143

                                                      NUMBER            VALUE
                                                     OF SHARES          (000S)
COMMON STOCKS - 99.1% - CONTINUED
COMMERCIAL SERVICES - 4.2% - (CONTINUED)
   Learning Tree International, Inc. *                  3,200             $46
   LECG Corp. *                                         4,300              84
   MAXIMUS, Inc.                                        6,100             204
   McGrath Rentcorp                                     6,864             160
   Medical Staffing Network Holdings, Inc. *            3,800              25
   Midas, Inc. *                                        5,200             119
   Monro Muffler, Inc. *                                3,300              85
   MPS Group, Inc. *                                   34,500             363
   Navigant Consulting, Inc. *                         15,100             411
   NCO Group, Inc. *                                    9,350             183
   Parexel International Corp. *                        8,600             202
   PDI, Inc. *                                          2,800              57
   PRA International *                                  2,400              65
   Pre-Paid Legal Services, Inc.                        3,200             108
   PRG-Schultz International, Inc. *                   15,350              77
   Princeton Review, Inc. *                             5,600              31
   Quanta Services, Inc. *                             23,800             182
   Rent-Way, Inc. *                                     8,587              70
   Resources Connection, Inc. *                        15,200             318
   Rewards Network, Inc. *                              6,000              25
   Rollins, Inc.                                        9,600             179
   SFBC International, Inc. *                           4,850             171
   Sotheby's Holdings, Inc., Class A *                 14,900             253
   Source Interlink Cos., Inc. *                        7,400              83
   SOURCECORP, Inc. *                                   5,400             109
   Spherion Corp. *                                    20,130             151
   Startek, Inc.                                        3,600              60
   Stewart Enterprises, Inc., Class A                  35,200             216
   Strayer Education, Inc.                              4,800             544
   TeleTech Holdings, Inc. *                           12,300             159
   TNS, Inc. *                                          1,900              34
   United Rentals, Inc. *                              14,200             287
   Universal Technical Institute, Inc. *                4,700             173
   Valassis Communications, Inc. *                     16,827             588
   Vertrue, Inc. *                                      1,900              67
   Volt Information Sciences, Inc. *                    2,550              62
   Watson Wyatt & Co. Holdings                         10,600             288
   Wright Express *                                    11,092             190
--------------------------------------------------------------------------------
                                                                       15,227
--------------------------------------------------------------------------------
COMPUTERS - 2.8%
   Advanced Digital Information Corp. *                21,200             174
   AGILYSYS, Inc.                                       8,387             165

See Notes to the Financial Statements.

EQUITY FUNDS   84   NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                      NUMBER            VALUE
                                                     OF SHARES          (000S)
COMMON STOCKS - 99.1% - CONTINUED
COMPUTERS - 2.8% - (CONTINUED)
   Ansoft Corp. *                                       2,400             $65
   Anteon International Corp. *                         8,900             346
   BISYS Group (The), Inc. *                           39,500             619
   Brocade Communications Systems, Inc. *              85,000             503
   CACI International, Inc., Class A *                  9,600             530
   Carreker Corp. *                                     7,300              41
   Catapult Communications Corp. *                      2,300              49
   CIBER, Inc. *                                       17,000             124
   Covansys Corp. *                                     7,100             106
   Cray, Inc. *                                        28,300              72
   Cyberguard Corp. *                                   6,200              51
   Digimarc Corp. *                                     5,100              31
   Dot Hill Systems Corp. *                            14,500              86
   Echelon Corp. *                                      9,200              63
   Electronics for Imaging, Inc. *                     17,700             316
   Factset Research Systems, Inc.                      10,050             332
   Gateway, Inc. *                                     73,600             297
   Hutchinson Technology, Inc. *                        8,615             300
   iGate Corp. *                                        7,100              26
   Imation Corp.                                       11,600             403
   InFocus Corp. *                                     13,300              76
   Intergraph Corp. *                                  10,800             311
   InterVoice, Inc. *                                  12,000             135
   Iomega Corp. *                                      16,980              73
   Kanbay International, Inc. *                         2,100              43
   Komag, Inc. *                                        9,100             203
   Kronos, Inc. *                                      10,218             522
   LaserCard Corp. *                                    3,500              17
   Lexar Media, Inc. *                                 23,600             118
   Magma Design Automation, Inc. *                      8,100              96
   Manhattan Associates, Inc. *                        10,000             204
   Maxwell Technologies, Inc.                           3,200              29
   McData Corp., Class A *                             39,100             147
   Mentor Graphics Corp. *                             25,000             343
   Mercury Computer Systems, Inc. *                     7,000             193
   Micros Systems, Inc. *                              10,600             389
   Mobility Electronics, Inc. *                         8,200              57
   MTS Systems Corp.                                    6,800             197
   Ness Technologies, Inc. *                            3,900              47
   Netscout Systems, Inc. *                             7,300              33
   Overland Storage, Inc. *                             5,100              75
   PalmOne, Inc. *                                     14,251             362

                                                      NUMBER            VALUE
                                                     OF SHARES          (000S)
COMMON STOCKS - 99.1% - CONTINUED
COMPUTERS - 2.8% - (CONTINUED)
   PEC Solutions, Inc. *                                4,200             $53
   Perot Systems Corp., Class A *                      25,000             336
   Quantum Corp. *                                     59,100             172
   Radisys Corp. *                                      6,200              88
   SI International, Inc. *                             1,900              53
   Silicon Graphics, Inc. *                            87,600             104
   Silicon Storage Technology, Inc. *                  26,500              99
   SimpleTech, Inc. *                                   6,600              26
   SRA International, Inc., Class A *                   4,300             259
   Stratasys, Inc. *                                    3,050              86
   SYKES Enterprises, Inc. *                            8,400              58
   Synaptics, Inc. *                                    7,400             172
   Syntel, Inc.                                         2,200              39
   Talx Corp.                                           6,705             122
   Tier Technologies, Inc., Class B *                   6,000              44
   Transact Technologies, Inc. *                        2,800              28
   Tyler Technologies, Inc. *                          12,000              91
--------------------------------------------------------------------------------
                                                                       10,199
--------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 0.2%
   Chattem, Inc. *                                      5,700             253
   Elizabeth Arden, Inc. *                              7,200             171
   Inter Parfums, Inc.                                  2,000              29
   Revlon, Inc., Class A *                             47,900             138
--------------------------------------------------------------------------------
                                                                          591
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE - 0.9%
   Advanced Marketing Services, Inc. *                  5,350              32
   Aviall, Inc. *                                       7,800             219
   Beacon Roofing Supply, Inc. *                        4,200              92
   Brightpoint, Inc. *                                  6,000             112
   Building Material Holding Corp.                      4,600             205
   Central European Distribution Corp. *                4,000             133
   Handleman Co.                                        7,300             138
   LKQ Corp. *                                          4,400              88
   Navarre Corp. *                                      7,300              58
   NuCo2, Inc. *                                        2,700              71
   Owens & Minor, Inc.                                 12,962             352
   Scansource, Inc. *                                   4,100             213
   SCP Pool Corp.                                      17,437             556
   United Stationers, Inc. *                           10,792             488
   Watsco, Inc.                                         7,250             305
   WESCO International, Inc. *                          6,500             182
--------------------------------------------------------------------------------
                                                                        3,244
--------------------------------------------------------------------------------

See Notes to the Financial Statements.


                            NORTHERN FUNDS ANNUAL REPORT    85      EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                      NUMBER            VALUE
                                                     OF SHARES          (000S)
COMMON STOCKS - 99.1% - CONTINUED
DIVERSIFIED FINANCIAL SERVICES - 1.3%
   Accredited Home Lenders Holding Co. *                5,400            $196
   Advanta Corp., Class B                               6,500             150
   Affiliated Managers Group, Inc. *                    7,950             493
   Asset Acceptance Capital Corp. *                     2,200              42
   Asta Funding, Inc.                                   3,300              70
   BKF Capital Group, Inc.                              1,900              76
   Calamos Asset Management, Inc., Class A              7,900             213
   Charter Municipal Mortgage Acceptance Co.           14,400             310
   Cityscape Financial Corp. *                          3,800               -
   Collegiate Funding Services, Inc. *                  3,100              48
   CompuCredit Corp. *                                  6,400             170
   Credit Acceptance Corp. *                            3,300              65
   Encore Capital Group, Inc. *                         4,400              64
   eSPEED, Inc., Class A *                              7,400              68
   Federal Agricultural Mortgage Corp., Class C         2,800              49
   Financial Federal Corp.                              5,700             202
   Gabelli Asset Management, Inc., Class A              2,200              98
   GFI Group, Inc. *                                    3,216              86
   Greenhill & Co., Inc.                                1,400              50
   Investment Technology Group, Inc. *                 14,500             254
   Knight Trading Group, Inc. *                        35,900             346
   LaBranche & Co., Inc. *                             17,400             162
   Ladenburg Thalmann Financial Services, Inc. *        1,957               1
   MarketAxess Holdings, Inc. *                         2,200              25
   Metris Cos., Inc. *                                 10,800             125
   National Financial Partners Corp.                   10,699             426
   Nelnet, Inc., Class A *                              2,900              92
   optionsXpress Holdings, Inc. *                       5,144              83
   Piper Jaffray Cos. *                                 6,500             238
   Portfolio Recovery Associates, Inc. *                4,200             143
   Sanders Morris Harris Group, Inc.                    3,800              69
   Stifel Financial Corp. *                             2,133              46
   SWS Group, Inc.                                      5,077              81
   TradeStation Group, Inc. *                           7,100              43
   World Acceptance Corp. *                             5,600             143
--------------------------------------------------------------------------------
                                                                        4,727
--------------------------------------------------------------------------------
ELECTRIC - 1.7%
   Aquila, Inc. *                                      77,900             298
   Avista Corp.                                        16,000             280
   Black Hills Corp.                                   10,700             354
   Calpine Corp. *                                    145,400             407
   Central Vermont Public Service Corp.                 4,200              95

                                                      NUMBER            VALUE
                                                     OF SHARES          (000S)
COMMON STOCKS - 99.1% - CONTINUED
ELECTRIC - 1.7% - (CONTINUED)
   CH Energy Group, Inc.                                5,100            $233
   Cleco Corp.                                         15,700             335
   CMS Energy Corp. *                                  64,000             835
   Duquesne Light Holdings, Inc.                       24,900             446
   El Paso Electric Co. *                              15,900             302
   Empire District Electric (The) Co.                   8,000             186
   Idacorp, Inc.                                       13,400             380
   MGE Energy, Inc.                                     6,225             206
   Ormat Technologies, Inc.                             2,700              42
   Otter Tail Corp.                                     9,000             225
   PNM Resources, Inc.                                 19,800             528
   Sierra Pacific Resources *                          38,688             416
   UIL Holdings Corp.                                   4,100             208
   Unisource Energy Corp.                              11,320             351
--------------------------------------------------------------------------------
                                                                        6,127
--------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
   Advanced Energy Industries, Inc. *                   7,100              69
   American Superconductor Corp. *                      8,800              88
   Artesyn Technologies, Inc. *                        11,491             100
   Belden CDT, Inc.                                    15,412             342
   C&D Technologies, Inc.                               8,500              85
   Capstone Turbine Corp. *                            29,900              46
   Cherokee International Corp. *                       2,700              19
   Color Kinetics, Inc. *                               1,800              18
   Encore Wire Corp. *                                  5,200              53
   Energy Conversion Devices, Inc. *                    6,600             150
   EnerSys *                                            3,300              43
   General Cable Corp. *                               13,000             157
   GrafTech International Ltd. *                       32,100             183
   Intermagnetics General Corp. *                       9,193             224
   Littelfuse, Inc. *                                   7,200             206
   Magnetek, Inc. *                                     6,900              37
   Medis Technologies Ltd. *                            4,096              59
   Powell Industries, Inc. *                            2,300              42
   Power-One, Inc. *                                   21,500             104
   Rayovac Corp. *                                     16,300             678
   Ultralife Batteries, Inc. *                          4,600              79
   Universal Display Corp. *                            6,400              45
   Valence Technology, Inc. *                          21,700              67
   Vicor Corp.                                          6,800              71
   Wilson Greatbatch Technologies, Inc. *               7,000             128
--------------------------------------------------------------------------------
                                                                        3,093
--------------------------------------------------------------------------------

See Notes to the Financial Statements.



EQUITY FUNDS    86      NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                      NUMBER            VALUE
                                                     OF SHARES          (000S)
COMMON STOCKS - 99.1% - CONTINUED
ELECTRONICS - 2.5%
   Analogic Corp.                                       3,800            $164
   BEI Technologies, Inc.                               3,600              86
   Bel Fuse, Inc., Class B                              3,600             109
   Benchmark Electronics, Inc. *                       13,142             418
   Brady Corp., Class A                                11,938             386
   California Micro Devices Corp. *                     7,400              37
   Checkpoint Systems, Inc. *                          12,600             213
   Coherent, Inc. *                                     9,900             334
   CTS Corp.                                           11,880             155
   Cubic Corp.                                          5,000              95
   CyberOptics Corp. *                                  2,600              33
   Cymer, Inc. *                                       12,100             324
   Daktronics, Inc. *                                   5,200             113
   DDi Corp. *                                          9,800              27
   Dionex Corp. *                                       6,100             333
   Electro Scientific Industries, Inc. *                9,400             182
   Excel Technology, Inc. *                             3,800              93
   Faro Technologies, Inc. *                            3,500              82
   FEI Co. *                                            7,900             183
   Identix, Inc. *                                     29,000             147
   II-VI, Inc. *                                        7,400             129
   Itron, Inc. *                                        6,800             202
   Keithley Instruments, Inc.                           4,300              69
   Kemet Corp. *                                       28,400             220
   LeCroy Corp. *                                       2,500              43
   Measurement Specialties, Inc. *                      3,300              76
   Merix Corp. *                                        6,000              67
   Methode Electronics, Inc.                           11,742             142
   Metrologic Instruments, Inc. *                       3,400              76
   Molecular Devices Corp. *                            4,900              93
   Multi-Fineline Electronix, Inc. *                    2,100              37
   OSI Systems, Inc. *                                  4,900              86
   Park Electrochemical Corp.                           5,700             116
   Paxar Corp. *                                       11,420             244
   Photon Dynamics, Inc. *                              5,500             105
   Planar Systems, Inc. *                               4,800              43
   Plexus Corp. *                                      14,100             162
   RAE Systems, Inc. *                                 11,400              35
   Rofin-Sinar Technologies, Inc. *                     4,900             158
   Rogers Corp. *                                       5,500             220
   SBS Technologies, Inc. *                             5,500              61
   Sonic Solutions *                                    6,000              90

                                                      NUMBER            VALUE
                                                     OF SHARES          (000S)
COMMON STOCKS - 99.1% - CONTINUED
ELECTRONICS - 2.5% - (CONTINUED)
   Spatialight, Inc. *                                  8,300             $42
   Stoneridge, Inc. *                                   4,700              57
   Sypris Solutions, Inc.                               1,900              20
   Taser International, Inc. *                         16,000             192
   Technitrol, Inc. *                                  13,300             198
   Thomas & Betts Corp. *                              19,200             620
   Trimble Navigation Ltd. *                           16,650             563
   TTM Technologies, Inc. *                            13,500             141
   Varian, Inc. *                                      11,400             432
   Viisage Technology, Inc. *                           9,800              33
   Watts Industries, Inc., Class A                      7,600             248
   Woodhead Industries, Inc.                            3,500              48
   Woodward Governor Co.                                3,200             230
   X-Rite, Inc.                                         7,100             107
   Zygo Corp. *                                         6,300              82
--------------------------------------------------------------------------------
                                                                        9,001
--------------------------------------------------------------------------------
ENERGY - ALTERNATE SOURCES - 0.4%
   Danielson Holdings Corp. *                          15,000             259
   FuelCell Energy, Inc. *                             14,200             142
   Headwaters, Inc. *                                  12,900             423
   KFX, Inc. *                                         15,700             210
   Plug Power, Inc. *                                  16,171             107
   Syntroleum Corp. *                                   9,800             120
--------------------------------------------------------------------------------
                                                                        1,261
--------------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 0.6%
   Dycom Industries, Inc. *                            16,000             368
   EMCOR Group, Inc. *                                  5,000             234
   Granite Construction, Inc.                          10,962             288
   Insituform Technologies, Inc., Class A *             8,800             128
   Layne Christensen Co. *                              3,000              52
   Perini Corp. *                                       2,200              30
   Shaw Group (The), Inc. *                            20,700             451
   URS Corp. *                                         10,400             299
   Washington Group International, Inc. *               8,300             373
--------------------------------------------------------------------------------
                                                                        2,223
--------------------------------------------------------------------------------
ENTERTAINMENT - 1.3%
   Alliance Gaming Corp. *                             16,900             162
   Argosy Gaming Co. *                                  8,600             395
   Bluegreen Corp. *                                    6,600              85
   Carmike Cinemas, Inc.                                2,600              97
   Churchill Downs, Inc.                                2,400              95
   Dover Downs Gaming & Entertainment, Inc.             2,930              36

See Notes to the Financial Statements.



                           NORTHERN FUNDS ANNUAL REPORT    87      EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                      NUMBER            VALUE
                                                     OF SHARES          (000S)
COMMON STOCKS - 99.1% - CONTINUED
ENTERTAINMENT - 1.3% - (CONTINUED)
   Empire Resorts, Inc. *                               3,200             $23
   Gaylord Entertainment Co. *                         10,000             404
   Great Wolf Resorts, Inc. *                           5,328             133
   Isle of Capri Casinos, Inc. *                        4,500             119
   Lakes Gaming, Inc. *                                 5,100              92
   Macrovision Corp. *                                 16,300             371
   Magna Entertainment Corp., Class A *                12,700              78
   Nevada Gold & Casinos, Inc. *                        3,000              38
   Penn National Gaming, Inc. *                        21,000             617
   Pinnacle Entertainment, Inc. *                      12,800             214
   Scientific Games Corp., Class A *                   25,100             574
   Shuffle Master, Inc. *                              11,350             329
   Six Flags, Inc. *                                   30,400             125
   Speedway Motorsports, Inc.                           4,700             168
   Steinway Musical Instruments *                       2,000              60
   Sunterra Corp. *                                     6,200              94
   Vail Resorts, Inc. *                                 6,500             164
--------------------------------------------------------------------------------
                                                                        4,473
--------------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.5%
   Aleris International, Inc. *                         8,700             217
   Calgon Carbon Corp.                                 11,300              97
   Casella Waste Systems, Inc., Class A *               6,600              87
   Darling International, Inc. *                       22,300              89
   Duratek, Inc. *                                      3,400              68
   Metal Management, Inc.                               5,800             149
   Mine Safety Appliances Co.                           7,100             275
   Tetra Tech, Inc. *                                  18,491             233
   TRC Cos., Inc. *                                     3,550              52
   Waste Connections, Inc. *                           15,850             551
--------------------------------------------------------------------------------
                                                                        1,818
--------------------------------------------------------------------------------
FOOD - 1.2%
   American Italian Pasta Co., Class A                  5,200             142
   Arden Group, Inc., Class A                             500              35
   Cal-Maine Foods, Inc.                                4,900              39
   Chiquita Brands International, Inc.                 13,300             356
   Corn Products International, Inc.                   23,900             621
   Flowers Foods, Inc.                                 11,750             331
   Gold Kist, Inc. *                                    4,400              70
   Great Atlantic & Pacific Tea Co. *                   5,500              82
   Hain Celestial Group, Inc. *                         8,400             157
   Ingles Markets, Inc., Class A                        3,000              40
   J & J Snack Foods Corp.                              2,000              94

                                                      NUMBER            VALUE
                                                     OF SHARES          (000S)
COMMON STOCKS - 99.1% - CONTINUED
FOOD - 1.2% - (CONTINUED)
   Lance, Inc.                                          8,400            $135
   M & F Worldwide Corp. *                              3,600              48
   MGP Ingredients, Inc.                                3,300              28
   Nash Finch Co.                                       4,100             156
   Pathmark Stores, Inc. *                             10,000              63
   Performance Food Group Co. *                        15,300             423
   Ralcorp Holdings, Inc. *                             9,600             455
   Ruddick Corp.                                       10,500             243
   Sanderson Farms, Inc.                                3,400             147
   Sanfilippo (John B.) & Son *                         2,100              52
   Seaboard Corp.                                         120             129
   United Natural Foods, Inc. *                        13,100             375
   Weis Markets, Inc.                                   3,700             136
   Wild Oats Markets, Inc. *                            9,450             100
--------------------------------------------------------------------------------
                                                                        4,457
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 0.5%
   Buckeye Technologies, Inc. *                         9,400             101
   Caraustar Industries, Inc. *                         9,300             120
   Deltic Timber Corp.                                  3,300             129
   Glatfelter Co.                                       9,600             142
   Longview Fibre Co.                                  16,900             317
   Pope & Talbot, Inc.                                  5,400              95
   Potlatch Corp.                                       9,700             457
   Rock-Tenn Co., Class A                               9,140             122
   Schweitzer-Mauduit International, Inc.               5,000             168
   Wausau-Mosinee Paper Corp.                          14,742             208
--------------------------------------------------------------------------------
                                                                        1,859
--------------------------------------------------------------------------------
GAS - 1.6%
   Atmos Energy Corp.                                  25,122             678
   Cascade Natural Gas Corp.                            4,100              82
   Energen Corp.                                       11,900             792
   EnergySouth, Inc.                                    2,250              64
   Laclede Group (The), Inc.                            6,700             196
   New Jersey Resources Corp.                           9,050             394
   NICOR, Inc.                                         14,500             538
   Northwest Natural Gas Co.                            8,950             324
   Peoples Energy Corp.                                12,300             516
   Piedmont Natural Gas Co., Inc.                      25,000             576
   South Jersey Industries, Inc.                        4,413             249
   Southern Union Co. *                                27,986             703
   Southwest Gas Corp.                                 11,500             278

See Notes to the Financial Statements.


EQUITY FUNDS    88      NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                      NUMBER            VALUE
                                                     OF SHARES          (000S)
COMMON STOCKS - 99.1% - CONTINUED
GAS - 1.6% - (CONTINUED)
   WGL Holdings, Inc.                                  15,900            $492
--------------------------------------------------------------------------------
                                                                        5,882
--------------------------------------------------------------------------------
HAND/MACHINE TOOLS - 0.5%
   Baldor Electric Co.                                 10,853             280
   Franklin Electric Co., Inc.                          5,300             200
   Kennametal, Inc.                                    12,000             570
   Lincoln Electric Holdings, Inc.                     11,000             331
   Milacron, Inc. *                                    11,727              36
   Regal-Beloit Corp.                                   7,641             220
--------------------------------------------------------------------------------
                                                                        1,637
--------------------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 3.5%
   Abaxis, Inc. *                                       6,400              57
   Abiomed, Inc. *                                      5,600              59
   Advanced Medical Optics, Inc. *                     11,700             424
   Advanced Neuromodulation Systems, Inc. *             6,650             178
   Align Technology, Inc. *                            17,200             107
   American Medical Systems Holdings, Inc. *           16,600             285
   Animas Corp. *                                       1,500              30
   Arrow International, Inc.                            6,300             216
   Arthrocare Corp. *                                   7,000             200
   Aspect Medical Systems, Inc. *                       4,500              97
   Biolase Technology, Inc.                             7,300              62
   Biosite, Inc. *                                      4,400             229
   BioVeris Corp. *                                     7,300              39
   Bruker BioSciences Corp. *                           7,164              25
   Candela Corp. *                                      6,300              56
   Cardiac Science, Inc. *                             27,100              31
   Cardiodynamics International Corp. *                13,300              39
   Cepheid, Inc. *                                     14,700             142
   Closure Medical Corp. *                              2,500              67
   Conceptus, Inc. *                                    9,200              72
   Conmed Corp. *                                       9,825             296
   CTI Molecular Imaging, Inc. *                       10,200             207
   Cyberonics, Inc. *                                   5,900             261
   Datascope Corp.                                      3,800             116
   Diagnostic Products Corp.                            7,400             357
   DJ Orthopedics, Inc. *                               5,800             145
   Encore Medical Corp. *                              13,500              73
   EPIX Medical, Inc. *                                 7,900              55
   Exactech, Inc. *                                     2,100              36
   Haemonetics Corp. of Massachusetts *                 6,400             270
   Hanger Orthopedic Group, Inc. *                      7,100              42

                                                      NUMBER            VALUE
                                                     OF SHARES          (000S)
COMMON STOCKS - 99.1% - CONTINUED
HEALTHCARE - PRODUCTS - 3.5% - (CONTINUED)
   Hologic, Inc. *                                      6,700            $214
   ICU Medical, Inc. *                                  3,400             121
   Immucor, Inc. *                                     14,687             443
   Immunicon Corp. *                                    2,400              14
   Intralase Corp., *                                   2,500              42
   Intuitive Surgical, Inc. *                          11,000             500
   Invacare Corp.                                       8,512             380
   Inverness Medical Innovations, Inc. *                4,200              99
   Kensey Nash Corp. *                                  3,200              87
   Kyphon, Inc. *                                       7,600             191
   Laserscope *                                         6,000             190
   LCA-Vision, Inc.                                     5,150             172
   Lifeline Systems, Inc. *                             3,400             103
   Luminex Corp. *                                      8,100              61
   Medical Action Industries, Inc. *                    3,100              59
   Mentor Corp.                                        13,300             427
   Merge Technologies, Inc. *                           4,000              70
   Merit Medical Systems, Inc. *                        7,667              92
   Microtek Medical Holdings, Inc. *                   12,700              46
   Microvision, Inc. *                                  7,100              41
   NuVasive, Inc. *                                     2,800              36
   Oakley, Inc.                                         6,800              87
   OraSure Technologies, Inc. *                        13,900             102
   Orthologic Corp. *                                  11,900              60
   Orthovita, Inc. *                                   17,200              59
   Palatin Technologies, Inc. *                        19,000              44
   Palomar Medical Technologies, Inc. *                 3,900             105
   PolyMedica Corp.                                     8,900             283
   Possis Medical, Inc. *                               5,800              49
   PSS World Medical, Inc. *                           22,150             252
   Quidel Corp. *                                      12,100              47
   Sonic Innovations, Inc. *                            6,700              37
   SonoSite, Inc. *                                     5,100             133
   Steris Corp. *                                      22,900             578
   SurModics, Inc. *                                    4,700             150
   Sybron Dental Specialties, Inc. *                   12,700             456
   Symmetry Medical, Inc. *                             4,296              82
   Techne Corp. *                                      13,500             542
   Thermogenesis Corp. *                               15,800              79
   Thoratec Corp. *                                    14,685             179
   TriPath Imaging, Inc. *                              9,200              65
   Urologix, Inc. *                                     5,100              23

See Notes to the Financial Statements.


                           NORTHERN FUNDS ANNUAL REPORT    89      EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                      NUMBER            VALUE
                                                     OF SHARES          (000S)
COMMON STOCKS - 99.1% - CONTINUED
HEALTHCARE - PRODUCTS - 3.5% - (CONTINUED)
   Ventana Medical Systems, Inc. *                      9,000            $337
   Viasys Healthcare, Inc. *                           10,000             191
   Visx, Inc. *                                        16,000             375
   Vital Signs, Inc.                                    1,900              76
   Vnus Medical Technologies, Inc. *                    2,300              27
   West Pharmaceutical Services, Inc.                   9,552             228
   Wright Medical Group, Inc. *                         8,800             211
   Young Innovations, Inc.                              1,400              51
   Zila, Inc. *                                        14,100              57
   Zoll Medical Corp. *                                 3,000              68
--------------------------------------------------------------------------------
                                                                       12,694
--------------------------------------------------------------------------------
HEALTHCARE - SERVICES - 2.3%
   Alliance Imaging, Inc. *                             4,600              44
   Amedisys, Inc. *                                     4,400             133
   America Service Group, Inc. *                        3,950              87
   American Healthways, Inc. *                          9,500             314
   AMERIGROUP Corp. *                                  16,300             596
   Amsurg Corp. *                                      10,000             253
   Apria Healthcare Group, Inc. *                      16,400             526
   Beverly Enterprises, Inc. *                         35,200             436
   Bio-Reference Labs, Inc. *                           2,800              39
   Centene Corp. *                                     13,400             402
   Genesis HealthCare Corp. *                           6,550             281
   Gentiva Health Services, Inc. *                      8,300             134
   Kindred Healthcare, Inc. *                           8,700             305
   LabOne, Inc. *                                       5,700             196
   LifePoint Hospitals, Inc. *                         12,600             552
   Magellan Health Services, Inc. *                     8,900             303
   Matria Healthcare, Inc. *                            5,100             157
   Medcath Corp. *                                      2,000              59
   Molina Healthcare, Inc. *                            3,300             152
   National Healthcare Corp.                            2,300              79
   OCA, Inc. *                                         14,100              60
   Odyssey HealthCare, Inc. *                          11,275             133
   Option Care, Inc.                                    4,400              91
   Pediatrix Medical Group, Inc. *                      7,300             501
   Province Healthcare Co. *                           16,150             389
   Psychiatric Solutions, Inc. *                        4,400             202
   Radiation Theraphy Services, Inc. *                  1,800              34
   RehabCare Group, Inc. *                              5,300             152
   Res-Care, Inc. *                                     5,700              71
   Sierra Health Services *                             7,500             479

                                                      NUMBER            VALUE
                                                     OF SHARES          (000S)
COMMON STOCKS - 99.1% - CONTINUED
HEALTHCARE - SERVICES - 2.3% - (CONTINUED)
   Specialty Laboratories *                             2,500             $24
   Sunrise Senior Living, Inc. *                        5,300             258
   Symbion, Inc. *                                      2,700              58
   United Surgical Partners International, Inc. *       9,200             421
   VistaCare, Inc., Class A *                           3,000              61
   WellCare Health Plans, Inc. *                        2,800              85
--------------------------------------------------------------------------------
                                                                        8,067
--------------------------------------------------------------------------------
HOLDING COMPANIES - DIVERSIFIED - 0.1%
   Resource America, Inc., Class A                      4,900             172
   Walter Industries, Inc.                              7,700             327
--------------------------------------------------------------------------------
                                                                          499
--------------------------------------------------------------------------------
HOME BUILDERS - 1.0%
   Beazer Homes USA, Inc.                              13,241             660
   Brookfield Homes Corp.                               4,900             207
   Champion Enterprises, Inc. *                        23,208             218
   Coachmen Industries, Inc.                            4,900              67
   Comstock Homebuilding Cos., Inc., Class A *          1,600              34
   Dominion Homes, Inc. *                               1,600              27
   Fleetwood Enterprises, Inc. *                       17,900             156
   Levitt Corp., Class A                                5,000             128
   M/I Homes, Inc.                                      4,000             196
   Meritage Corp. *                                     6,900             406
   Monaco Coach Corp.                                   8,500             137
   Orleans Homebuilders, Inc.                           1,200              22
   Palm Harbor Homes, Inc. *                            3,112              51
   Skyline Corp.                                        2,100              81
   Technical Olympic USA, Inc.                          2,800              84
   Thor Industries, Inc.                               11,696             350
   WCI Communities, Inc. *                             11,100             334
   William Lyon Homes, Inc. *                           1,400             107
   Winnebago Industries, Inc.                           8,600             272
--------------------------------------------------------------------------------
                                                                        3,537
--------------------------------------------------------------------------------
HOME FURNISHINGS - 0.5%
   American Woodmark Corp.                              3,500             127
   Applica, Inc. *                                      6,853              35
   Bassett Furniture Industries, Inc.                   3,500              69
   Digital Theater Systems, Inc. *                      5,800             105
   Ethan Allen Interiors, Inc.                         10,900             349
   Furniture Brands International, Inc.                16,200             353
   Hooker Furniture Corp.                               2,200              41
   Kimball International, Inc., Class B                 6,256              91
   La-Z-Boy, Inc.                                      17,200             239

See Notes to the Financial Statements.


EQUITY FUNDS     90     NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                      NUMBER            VALUE
                                                     OF SHARES          (000S)
COMMON STOCKS - 99.1% - CONTINUED
HOME FURNISHINGS - 0.5% - (CONTINUED)
   Stanley Furniture Co., Inc.                          1,800             $85
   Tempur-Pedic International, Inc. *                   6,200             116
   TiVo, Inc. *                                        15,100              78
   Universal Electronics, Inc. *                        4,900              83
--------------------------------------------------------------------------------
                                                                        1,771
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 0.9%
   American Greetings Corp., Class A                   20,800             530
   Blyth, Inc.                                          9,400             299
   Central Garden and Pet Co. *                         5,600             246
   CSS Industries, Inc.                                 2,000              73
   Ennis Business Forms, Inc.                           8,500             144
   Harland (John H.) Co.                                9,300             319
   Jarden Corp. *                                       9,300             427
   Playtex Products, Inc. *                            11,500             103
   Russ Berrie & Co., Inc.                              2,500              48
   Standard Register (The) Co.                          4,100              52
   Tupperware Corp.                                    17,200             350
   Water Pik Technologies, Inc. *                       2,900              57
   WD-40 Co.                                            5,570             181
   Yankee Candle Co., Inc.                             15,200             482
--------------------------------------------------------------------------------
                                                                        3,311
--------------------------------------------------------------------------------
HOUSEWARES - 0.2%
   Libbey, Inc.                                         4,400              92
   Lifetime Hoan Corp.                                  2,700              42
   National Presto Industries, Inc.                     1,700              69
   Toro Co.                                             7,100             628
--------------------------------------------------------------------------------
                                                                          831
--------------------------------------------------------------------------------
INSURANCE - 2.5%
   21st Century Insurance Group                         7,300             102
   Affirmative Insurance Holdings, Inc.                 2,400              35
   Alfa Corp.                                          10,800             156
   American Equity Investment Life Holding Co.          7,100              91
   American Physicians Capital, Inc. *                  3,000             103
   AmerUs Group Co.                                    12,900             610
   Argonaut Group, Inc. *                               8,200             174
   Baldwin & Lyons, Inc., Class B                       2,650              69
   Bristol West Holdings, Inc.                          5,500              85
   Ceres Group, Inc. *                                  8,700              47
   Citizens, Inc. of Texas *                           11,326              65
   CNA Surety Corp. *                                   5,600              76
   Commerce Group, Inc.                                 7,900             490
   Delphi Financial Group, Inc., Class A                8,078             347

                                                      NUMBER            VALUE
                                                     OF SHARES          (000S)
COMMON STOCKS - 99.1% - CONTINUED
INSURANCE - 2.5% - (CONTINUED)
   Direct General Corp.                                 5,600            $115
   Donegal Group, Inc., Class A                         2,133              39
   Enstar Group, Inc. *                                 1,100              66
   FBL Financial Group, Inc., Class A                   4,100             115
   First Acceptance Corp. *                             5,700              60
   FPIC Insurance Group, Inc. *                         2,900              93
   Great American Financial Resources, Inc.             2,360              40
   Harleysville Group, Inc.                             4,200              83
   Hilb, Rogal & Hamilton Co.                          10,100             362
   Horace Mann Educators Corp.                         14,100             250
   Independence Holding Co.                             1,980              36
   Infinity Property & Casualty Corp.                   7,100             222
   Kansas City Life Insurance Co.                       1,300              63
   Landamerica Financial Group, Inc.                    5,800             290
   Midland (The) Co.                                    2,700              85
   National Western Life Insurance Co., Class A *         700             120
   Navigators Group, Inc. *                             2,600              86
   Ohio Casualty Corp. *                               20,100             462
   Philadelphia Consolidated Holding Co. *              5,800             450
   Phoenix Companies, Inc.                             31,000             396
   PMA Capital Corp., Class A *                         9,800              78
   Presidential Life Corp.                              6,800             111
   ProAssurance Corp. *                                 8,546             338
   RLI Corp.                                            7,426             308
   Safety Insurance Group, Inc.                         3,600             111
   Selective Insurance Group, Inc.                      9,400             435
   State Auto Financial Corp.                           4,400             117
   Stewart Information Services Corp.                   5,500             206
   Tower Group, Inc.                                    4,400              59
   Triad Guaranty, Inc. *                               3,300             174
   UICI                                                12,500             303
   United Fire & Casualty Co.                           5,100             173
   Universal American Financial Corp. *                 8,700             151
   USI Holdings Corp. *                                12,400             146
   Vesta Insurance Group, Inc.                         13,100              46
   Zenith National Insurance Corp.                      3,500             181
--------------------------------------------------------------------------------
                                                                        8,820
--------------------------------------------------------------------------------
INTERNET - 3.2%
   1-800 Contacts, Inc. *                               2,200              46
   1-800-FLOWERS.COM, Inc., Class A *                   7,300              55
   24/7 Real Media, Inc. *                              9,300              30
   ActivCard Corp. *                                   13,900              88

See Notes to the Financial Statements.

                            NORTHERN FUNDS ANNUAL REPORT     91     EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                      NUMBER            VALUE
                                                     OF SHARES          (000S)
COMMON STOCKS - 99.1% - CONTINUED
INTERNET - 3.2% - (CONTINUED)
   Agile Software Corp. *                              17,200            $125
   Alloy, Inc. *                                       10,900              64
   Answerthink, Inc. *                                 16,300              67
   Aquantive, Inc. *                                   15,800             175
   Ariba, Inc. *                                       20,754             161
   AsiaInfo Holdings, Inc. *                           11,700              59
   At Road, Inc. *                                     11,300              46
   Autobytel.com, Inc. *                               13,700              69
   Blue Coat Systems, Inc. *                            3,400              80
   Blue Nile, Inc. *                                    1,200              33
   Chordiant Software, Inc. *                          26,100              44
   CMGI, Inc. *                                       147,800             307
   CNET Networks, Inc. *                               41,900             396
   Corillian Corp. *                                   10,600              37
   CyberSource Corp. *                                 10,100              52
   Digital Insight Corp. *                             11,700             192
   Digital River, Inc. *                               10,900             340
   Digitas, Inc. *                                     23,200             234
   DoubleClick, Inc. *                                 37,300             287
   Drugstore.com, Inc. *                               16,100              42
   E.piphany, Inc. *                                   24,000              85
   Earthlink, Inc. *                                   43,200             389
   eCollege.com, Inc. *                                 5,800              75
   Entrust, Inc. *                                     22,000              83
   Equinix, Inc. *                                      4,300             182
   eResearch Technology, Inc. *                        14,775             174
   F5 Networks, Inc. *                                 12,020             607
   FindWhat.com *                                       8,500              88
   GSI Commerce, Inc. *                                 6,700              91
   Harris Interactive, Inc. *                          17,400              80
   Homestore, Inc. *                                   39,200              87
   Infospace, Inc. *                                   10,500             429
   INTAC International *                                2,900              37
   Interchange Corp. *                                  1,300              13
   Internet Capital Group, Inc. *                      12,600              89
   Internet Security Systems, Inc. *                   12,800             234
   Interwoven, Inc. *                                  13,400             104
   Ipass, Inc. *                                       14,500              89
   iVillage, Inc. *                                    10,400              63
   j2 Global Communications, Inc. *                     6,200             213
   Jupitermedia Corp. *                                 5,500              85

                                                      NUMBER            VALUE
                                                     OF SHARES          (000S)
COMMON STOCKS - 99.1% - CONTINUED
INTERNET - 3.2% - (CONTINUED)
   Keynote Systems, Inc. *                              5,500             $65
   Kintera, Inc. *                                      2,900              15
   Lionbridge Technologies *                           16,400              93
   LookSmart Ltd. *                                    31,600              28
   Matrixone, Inc. *                                   17,000              81
   Neoforma, Inc. *                                     2,800              22
   Net2Phone, Inc. *                                   11,800              19
   NetBank, Inc.                                       15,300             130
   Netratings, Inc. *                                   3,800              58
   NIC, Inc. *                                         10,200              49
   Openwave Systems, Inc. *                            21,933             267
   Opsware, Inc. *                                     18,800              97
   Overstock.com, Inc. *                                3,900             168
   PC-Tel, Inc. *                                       6,900              51
   Portal Software, Inc. *                             11,620              28
   Priceline.com, Inc. *                                7,866             198
   Procurenet, Inc. *                                   7,500               -
   ProQuest Co. *                                       7,800             282
   Provide Commerce, Inc. *                             1,700              49
   RealNetworks, Inc. *                                36,800             213
   Redback Networks, Inc. *                            10,241              61
   RightNow Technologies, Inc. *                        2,100              26
   RSA Security, Inc. *                                23,000             365
   S1 Corp. *                                          23,300             162
   Sapient Corp. *                                     26,000             191
   Secure Computing Corp. *                            11,800             101
   Seebeyond Technology Corp. *                        17,300              55
   Sohu.com, Inc. *                                     7,300             128
   SonicWALL, Inc. *                                   19,600             100
   Stamps.com, Inc. *                                   5,550              92
   Stellent, Inc. *                                     6,700              56
   SupportSoft, Inc. *                                 12,100              64
   Travelzoo, Inc. *                                      500              25
   TriZetto Group, Inc. *                              10,100              94
   Tumbleweed Communications Corp. *                   15,700              43
   United Online, Inc. *                               17,500             183
   Valueclick, Inc. *                                  26,100             277
   Verity, Inc. *                                       9,900              94
   Versata, Inc. *                                         12               -
   Verso Technologies, Inc. *                          46,300              17
   Vignette Corp. *                                    79,000             104
   WatchGuard Technologies, Inc. *                     11,800              38

See Notes to the Financial Statements.


EQUITY FUNDS     92     NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                      NUMBER            VALUE
                                                     OF SHARES          (000S)
COMMON STOCKS - 99.1% - CONTINUED
INTERNET - 3.2% - (CONTINUED)
   WebEx Communications, Inc. *                        10,000            $216
   webMethods, Inc. *                                  15,400              84
   Websense, Inc. *                                     7,500             404
   WebSideStory, Inc. *                                 1,800              22
   Zix Corp. *                                          7,600              28
--------------------------------------------------------------------------------
                                                                       11,269
--------------------------------------------------------------------------------
INVESTMENT COMPANIES - 0.2%
   Apollo Investment Corp.                             19,743             331
   Ares Capital Corp.                                   3,200              52
   Capital Southwest Corp.                                800              63
   Gladstone Capital Corp.                              3,800              81
   Harris & Harris Group, Inc. *                        5,200              63
   MCG Capital Corp.                                   11,900             183
   NGP Capital Resources Co.                            4,700              76
--------------------------------------------------------------------------------
                                                                          849
--------------------------------------------------------------------------------
IRON/STEEL - 1.1%
   AK Steel Holding Corp. *                            35,700             395
   Allegheny Technologies, Inc.                        31,300             755
   Carpenter Technology Corp.                           7,900             469
   Cleveland-Cliffs, Inc.                               7,000             510
   Gibraltar Industries, Inc.                           8,150             179
   Oregon Steel Mills, Inc. *                          11,200             258
   Reliance Steel & Aluminum Co.                        9,250             370
   Ryerson Tull, Inc.                                   7,932             100
   Schnitzer Steel Industries, Inc., Class A            6,400             216
   Steel Dynamics, Inc.                                12,300             424
   Steel Technologies, Inc.                             3,300              79
   Wheeling-Pittsburgh Corp. *                          2,700              84
--------------------------------------------------------------------------------
                                                                        3,839
--------------------------------------------------------------------------------
LEISURE TIME - 0.4%
   Ambassadors Group, Inc.                              2,500              84
   Arctic Cat, Inc.                                     4,625             125
   Callaway Golf Co.                                   22,200             284
   Escalade, Inc. *                                     3,000              41
   K2, Inc. *                                          13,700             188
   Life Time Fitness, Inc. *                            3,600              97
   Marine Products Corp.                                4,200              71
   Multimedia Games, Inc. *                             7,800              61
   Nautilus Group, Inc.                                 9,337             222
   Navigant International, Inc. *                       4,600              63
   Pegasus Solutions, Inc. *                            7,900              93

                                                      NUMBER            VALUE
                                                     OF SHARES          (000S)
COMMON STOCKS - 99.1% - CONTINUED
LEISURE TIME - 0.4% - (CONTINUED)
   WMS Industries, Inc. *                               6,400            $180
--------------------------------------------------------------------------------
                                                                        1,509
--------------------------------------------------------------------------------
LODGING - 0.6%
   Ameristar Casinos, Inc.                              3,800             208
   Aztar Corp. *                                       11,300             323
   Boyd Gaming Corp.                                   14,900             777
   La Quinta Corp. *                                   60,404             513
   Marcus Corp.                                         6,525             134
   MTR Gaming Group, Inc. *                             8,500             105
--------------------------------------------------------------------------------
                                                                        2,060
--------------------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 0.6%
   Astec Industries, Inc. *                             4,800             106
   Bucyrus International, Inc., Class A                 4,200             164
   JLG Industries, Inc.                                16,000             345
   Joy Global, Inc.                                    26,000             912
   Terex Corp. *                                       16,200             701
--------------------------------------------------------------------------------
                                                                        2,228
--------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 1.5%
   Albany International Corp., Class A                  8,667             268
   Applied Industrial Technologies, Inc.                8,502             231
   Cascade Corp.                                        3,500             123
   Cognex Corp.                                        12,743             317
   Flowserve Corp. *                                   17,900             463
   Gardner Denver, Inc. *                               6,550             259
   Global Power Equipment Group, Inc. *                11,200             107
   Gorman-Rupp (The) Co.                                3,250              70
   IDEX Corp.                                          16,412             662
   Intevac, Inc. *                                      6,200              58
   Kadant, Inc. *                                       4,320              80
   Lindsay Manufacturing Co.                            4,255              81
   Manitowoc Co. (The), Inc.                            9,550             386
   Middleby Corp. *                                     1,500              74
   NACCO Industries, Inc., Class A                      1,500             153
   Nordson Corp.                                        8,700             320
   Presstek, Inc. *                                     8,500              66
   Robbins & Myers, Inc.                                3,600              79
   Sauer-Danfoss, Inc.                                  3,300              75
   Stewart & Stevenson Services, Inc.                   9,500             217
   Tecumseh Products Co., Class A                       5,400             214
   Tennant Co.                                          2,500              97
   Thomas Industries, Inc.                              5,123             203
   UNOVA, Inc. *                                       15,700             324

See Notes to the Financial Statements.

                           NORTHERN FUNDS ANNUAL REPORT     93     EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                        NUMBER          VALUE
                                                      OF SHARES         (000S)
COMMON STOCKS - 99.1% - CONTINUED
MACHINERY - DIVERSIFIED - 1.5% - (CONTINUED)
   Wabtec Corp.                                        13,074            $268
--------------------------------------------------------------------------------
                                                                        5,195
--------------------------------------------------------------------------------
MEDIA - 1.3%
   4Kids Entertainment, Inc. *                          4,500              99
   Charter Communications, Inc., Class A *             88,500             142
   Courier Corp.                                        1,950             102
   Crown Media Holdings, Inc., Class A *                4,000              36
   Cumulus Media, Inc., Class A *                      16,376             233
   Emmis Communications Corp., Class A *               16,200             311
   Entravision Communications Corp., Class A *         15,900             141
   Fisher Communications, Inc. *                        2,000             103
   Gray Television, Inc.                               14,600             211
   Hollinger International, Inc., Class A              17,771             194
   Insight Communications Co., Inc., Class A *         15,300             181
   Journal Communications, Inc., Class A                6,700             111
   Journal Register Co. *                              13,900             232
   Liberty Corp.                                        5,200             211
   Lin TV Corp., Class A *                              9,000             152
   Lodgenet Entertainment Corp. *                       4,600              87
   Martha Stewart Living Omnimedia, Inc., Class A *     3,900              88
   Mediacom Communications Corp., Class A *            21,800             143
   Nexstar Broadcasting Group, Inc., Class A *          3,800              27
   Paxson Communications Corp. *                       15,800              11
   Playboy Enterprises, Inc., Class B *                 6,500              84
   Primedia, Inc. *                                    43,300             188
   Pulitzer, Inc.                                       2,600             166
   Readers Digest Association (The), Inc.              31,819             551
   Regent Communications, Inc. *                       12,500              67
   Saga Communications, Inc., Class A *                 4,881              79
   Salem Communications Corp., Class A *                3,400              70
   Scholastic Corp. *                                   9,900             365
   Sinclair Broadcast Group, Inc., Class A             14,700             118
   Spanish Broadcasting System, Inc., Class A *        12,100             124
   Thomas Nelson, Inc.                                  3,300              78
   Value Line, Inc.                                       500              20
   World Wrestling Entertainment, Inc.                  4,400              53
   Young Broadcasting, Inc., Class A *                  5,800              50
--------------------------------------------------------------------------------
                                                                        4,828
--------------------------------------------------------------------------------
METAL FABRICATION/HARDWARE - 0.7%
   CIRCOR International, Inc.                           4,600             113
   Commercial Metals Co.                               19,040             645
   Kaydon Corp.                                         8,713             274

                                                        NUMBER          VALUE
                                                      OF SHARES         (000S)
COMMON STOCKS - 99.1% - CONTINUED
METAL FABRICATION/HARDWARE - 0.7% - (CONTINUED)
   Lawson Products, Inc.                                1,700             $80
   Metals USA, Inc. *                                   6,600             129
   Mueller Industries, Inc.                            11,400             321
   NN, Inc.                                             4,800              59
   NS Group, Inc. *                                     6,100             192
   Penn Engineering & Manufacturing Corp.               3,600              65
   Quanex Corp.                                         8,100             432
   Valmont Industries, Inc.                             4,700             105
--------------------------------------------------------------------------------
                                                                        2,415
--------------------------------------------------------------------------------
MINING - 0.6%
   Amcol International Corp.                            7,014             132
   Brush Engineered Materials, Inc. *                   6,300             120
   Century Aluminum Co. *                               6,300             191
   Coeur D'alene Mines Corp. *                         78,300             287
   Compass Minerals International, Inc.                 5,000             127
   Hecla Mining Co. *                                  39,100             214
   Royal Gold, Inc.                                     5,500             101
   RTI International Metals, Inc. *                     7,000             164
   Stillwater Mining Co. *                             13,250             130
   Titanium Metals Corp. *                              2,200              79
   USEC, Inc.                                          27,700             451
--------------------------------------------------------------------------------
                                                                        1,996
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 1.6%
   Actuant Corp., Class A *                             8,655             389
   Acuity Brands, Inc.                                 14,000             378
   Ameron International Corp.                           2,500              90
   Applied Films Corp. *                                4,900             113
   Aptargroup, Inc.                                    12,000             624
   Barnes Group, Inc.                                   4,532             123
   Blount International, Inc. *                         2,400              41
   Ceradyne, Inc. *                                     7,950             178
   Clarcor, Inc. *                                      8,312             432
   Cuno, Inc. *                                         5,550             285
   EnPro Industries, Inc. *                             6,800             187
   ESCO Technologies, Inc. *                            4,200             337
   Federal Signal Corp.                                15,800             240
   Flanders Corp. *                                     5,100              58
   Griffon Corp. *                                      7,763             166
   Hexcel Corp. *                                       9,807             152
   Jacuzzi Brands, Inc. *                              24,700             241
   Lancaster Colony Corp.                               8,800             374
   Matthews International Corp., Class A               10,600             347

See Notes to the Financial Statements.

EQUITY FUNDS    94    NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                      NUMBER            VALUE
                                                    OF SHARES           (000S)
COMMON STOCKS - 99.1% - CONTINUED
MISCELLANEOUS MANUFACTURING - 1.6% - (CONTINUED)
   Myers Industries, Inc.                                7,406            $105
   Quixote Corp.                                         2,200              48
   Raven Industries, Inc.                                5,100             104
   Smith (A.O.) Corp.                                    5,600             162
   Standex International Corp.                           3,900             106
   Sturm Ruger & Co., Inc.                               7,500              52
   Tredegar Corp.                                        9,750             164
   Trinity Industries, Inc.                             12,000             338
--------------------------------------------------------------------------------
                                                                         5,834
--------------------------------------------------------------------------------
OFFICE FURNISHINGS - 0.1%
   Interface, Inc., Class A *                           14,900             102
   Knoll, Inc.                                           5,008              83
--------------------------------------------------------------------------------
                                                                           185
--------------------------------------------------------------------------------
OFFICE/BUSINESS EQUIPMENT - 0.1%
   General Binding Corp. *                               2,100              44
   Global Imaging System, Inc. *                         7,303             259
   Imagistics International, Inc. *                      5,400             189
--------------------------------------------------------------------------------
                                                                           492
--------------------------------------------------------------------------------
OIL & GAS - 4.3%
   Atwood Oceanics, Inc. *                               3,800             253
   Berry Petroleum Co., Class A                          6,000             309
   Bill Barrett Corp. *                                  3,096              89
   Brigham Exploration Co. *                             7,700              71
   Cabot Oil & Gas Corp.                                10,800             596
   Callon Petroleum Co. *                                4,100              64
   Cheniere Energy, Inc. *                               8,700             561
   Cimarex Energy Co. *                                 13,600             530
   Clayton Williams Energy, Inc. *                       2,100              54
   Comstock Resources, Inc. *                           11,300             325
   Crosstex Energy, Inc.                                 1,000              44
   Delta Petroleum Corp. *                               7,200             105
   Denbury Resources, Inc. *                            17,900             631
   Edge Petroleum Corp. of Delaware *                    4,900              81
   Encore Acquisition Co. *                              7,900             326
   Energy Partners Ltd. *                                8,300             216
   Forest Oil Corp. *                                   16,208             656
   Frontier Oil Corp.                                    8,700             315
   FX Energy, Inc. *                                    10,600             121
   Giant Industries, Inc. *                              3,800              98
   Grey Wolf, Inc. *                                    61,200             403
   Harvest Natural Resources, Inc. *                    11,900             141
   Helmerich & Payne, Inc.                              16,600             659

                                                      NUMBER            VALUE
                                                    OF SHARES           (000S)
COMMON STOCKS - 99.1% - CONTINUED
OIL & GAS - 4.3% - (CONTINUED)
   Holly Corp.                                           6,700            $250
   Houston Exploration Co. *                             4,200             239
   KCS Energy, Inc. *                                   15,900             244
   Magnum Hunter Resources, Inc. *                      28,400             457
   McMoRan Exploration Co. *                             6,200             125
   Meridian Resource Corp. *                            19,512             101
   Mission Resources Corp. *                            14,200             101
   Parker Drilling Co. *                                30,700             177
   Penn Virginia Corp.                                   6,000             275
   Petroleum Development Corp. *                         5,400             203
   Plains Exploration & Production Co. *                25,203             880
   Quicksilver Resources, Inc. *                         9,700             473
   Range Resources Corp.                                26,300             614
   Remington Oil & Gas Corp. *                           7,100             224
   Southwestern Energy Co. *                            11,800             670
   Spinnaker Exploration Co. *                           8,300             295
   St. Mary Land & Exploration Co.                       9,400             470
   Stone Energy Corp. *                                  7,576             368
   Swift Energy Co. *                                    8,990             256
   Tesoro Petroleum Corp. *                             21,212             785
   Todco *                                               4,000             103
   Unit Corp. *                                         12,400             560
   Vintage Petroleum, Inc.                              16,600             522
   W&T Offshore, Inc. *                                  3,992              83
   Warren Resources, Inc. *                              7,944              85
   Whiting Petroleum Corp. *                             8,900             363
--------------------------------------------------------------------------------
                                                                        15,571
--------------------------------------------------------------------------------
OIL & GAS SERVICES - 1.6%
   Cal Dive International, Inc. *                       12,500             566
   CARBO Ceramics, Inc.                                  4,200             295
   Dril-Quip, Inc. *                                     2,200              68
   Global Industries Ltd. *                             26,700             251
   Gulf Island Fabrication, Inc.                         3,100              73
   Hanover Compressor Co. *                             25,200             304
   Hornbeck Offshore Services, Inc. *                    1,700              43
   Hydril Co. *                                          5,200             304
   Input/Output, Inc. *                                 21,000             135
   Key Energy Services, Inc. *                          42,900             492
   Lone Star Technologies, Inc. *                        9,500             375
   Lufkin Industries, Inc.                               2,100             101
   Matrix Service Co. *                                  6,200              27
   Maverick Tube Corp. *                                14,000             455

See Notes to the Financial Statements.

                                NORTHERN FUNDS ANNUAL REPORT   95   EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                      NUMBER            VALUE
                                                    OF SHARES           (000S)
COMMON STOCKS - 99.1% - CONTINUED
OIL & GAS SERVICES - 1.6% - (CONTINUED)
   Newpark Resources, Inc. *                            26,880            $158
   Oceaneering International, Inc. *                     8,200             308
   Oil States International, Inc. *                      9,600             197
   RPC, Inc.                                             4,641              70
   Seacor Holdings, Inc. *                               6,100             389
   Superior Energy Services, Inc. *                     17,900             308
   Tetra Technologies, Inc. *                            7,400             210
   Universal Compression Holdings, Inc. *                5,700             216
   Veritas DGC, Inc. *                                  11,200             336
   W-H Energy Services, Inc. *                           8,000             191
--------------------------------------------------------------------------------
                                                                         5,872
--------------------------------------------------------------------------------
PACKAGING & CONTAINERS - 0.5%
   Anchor Glass Container Corp. *                        3,000               7
   Chesapeake Corp.                                      6,100             128
   Crown Holdings, Inc. *                               54,300             845
   Graphic Packaging Corp. *                            21,500              95
   Greif Inc., Class A                                   4,300             299
   Silgan Holdings, Inc.                                 3,600             234
--------------------------------------------------------------------------------
                                                                         1,608
--------------------------------------------------------------------------------
PHARMACEUTICALS - 3.0%
   Abgenix, Inc. *                                      26,900             188
   Able Laboratories, Inc. *                             6,000             141
   Accelrys, Inc. *                                      9,100              54
   Adolor Corp. *                                       12,800             127
   Alkermes, Inc. *                                     29,600             307
   Alpharma, Inc., Class A                              12,750             157
   Antigenics, Inc. *                                    8,900              60
   Array Biopharma, Inc. *                              11,100              78
   Atherogenics, Inc. *                                 12,400             162
   Bentley Pharmaceuticals, Inc. *                       4,500              33
   Bioenvision, Inc. *                                  10,700              62
   BioMarin Pharmaceuticals, Inc. *                     21,300             110
   Bone Care International, Inc. *                       5,700             148
   Bradley Pharmaceuticals, Inc. *                       4,500              43
   Cell Therapeutics, Inc. *                            21,100              76
   Connetics Corp. *                                    10,400             263
   Conor Medsystems, Inc. *                              2,200              36
   Corcept Therapeutics, Inc. *                          2,300              10
   Corixa Corp. *                                       20,205              62
   Cubist Pharmaceuticals, Inc. *                       16,800             178
   CV Therapeutics, Inc. *                              11,600             236
   Cypress Bioscience, Inc. *                           10,400              95

                                                      NUMBER            VALUE
                                                    OF SHARES           (000S)
COMMON STOCKS - 99.1% - CONTINUED
PHARMACEUTICALS - 3.0% - (CONTINUED)
   Dendreon Corp. *                                     19,400            $106
   Depomed, Inc. *                                       8,000              32
   Discovery Laboratories, Inc. *                       18,200             103
   Dov Pharmaceutical, Inc. *                            5,100              70
   Durect Corp. *                                       11,200              41
   Dusa Pharmaceuticals, Inc. *                          5,200              45
   Dyax Corp. *                                          9,200              30
   First Horizon Pharmaceutical Corp. *                  8,800             149
   Genta, Inc. *                                        20,800              24
   Guilford Pharmaceuticals, Inc. *                     15,400              35
   HealthExtras, Inc. *                                  6,100             102
   Hollis-Eden Pharmaceuticals *                         5,100              36
   I-Flow Corp. *                                        5,900              93
   Impax Laboratories, Inc. *                           15,900             254
   Indevus Pharmaceuticals, Inc. *                      14,400              40
   Inkine Pharmaceutical Co. *                          17,100              53
   Inspire Pharmaceuticals, Inc. *                      13,600             111
   Isis Pharmaceuticals, Inc. *                         18,100              70
   Isolagen, Inc. *                                      7,500              47
   Ista Pharmaceuticals, Inc. *                          4,000              40
   Kos Pharmaceuticals, Inc. *                           3,900             163
   KV Pharmaceutical Co., Class A *                     11,800             274
   Lannett Co., Inc. *                                   2,050              13
   Ligand Pharmaceuticals, Inc., Class B *              24,451             140
   Mannatech, Inc.                                       4,900              96
   MannKind Corp. *                                      4,300              61
   Medarex, Inc. *                                      33,400             238
   Medicines Co. *                                      15,600             354
   Nabi Biopharmaceuticals *                            19,000             237
   Natures Sunshine Products, Inc.                       3,200              55
   NeighborCare, Inc. *                                 11,999             351
   NeoPharm, Inc. *                                      6,010              47
   Neurogen Corp. *                                      7,300              52
   NitroMed, Inc. *                                      4,000              69
   Noven Pharmaceuticals, Inc. *                         7,900             134
   NPS Pharmaceuticals, Inc. *                          12,400             157
   Nutraceutical International Corp. *                   3,100              49
   Nuvelo, Inc. *                                       12,633              82
   Onyx Pharmaceuticals, Inc. *                         11,400             357
   Pain Therapeutics, Inc. *                            11,500              58
   Par Pharmaceutical Cos., Inc. *                      11,300             378
   Penwest Pharmaceuticals Co. *                         5,800              72

See Notes to the Financial Statements.

EQUITY FUNDS    96    NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                      NUMBER            VALUE
                                                    OF SHARES           (000S)
COMMON STOCKS - 99.1% - CONTINUED
PHARMACEUTICALS - 3.0% - (CONTINUED)
   Perrigo Co.                                          20,700            $396
   PetMed Express, Inc. *                                3,600              27
   Pharmacyclics, Inc. *                                 7,100              57
   Pharmion Corp. *                                      5,000             145
   Pharmos Corp. *                                      30,500              19
   Pozen, Inc. *                                         8,500              44
   Prestige Brands Holdings, Inc. *                      7,108             125
   Priority Healthcare Corp., Class B *                  9,400             203
   Progenics Pharmaceuticals, Inc. *                     4,100              69
   Renovis, Inc. *                                       2,500              20
   Rigel Pharmaceuticals, Inc. *                         3,500              56
   Salix Pharmaceuticals Ltd. *                         12,000             198
   Santarus, Inc. *                                      3,500              17
   Sciclone Pharmaceuticals, Inc. *                     15,600              44
   Star Scientific, Inc. *                               9,300              49
   Tanox, Inc. *                                         7,900              76
   Trimeris, Inc. *                                      5,100              57
   United Therapeutics Corp. *                           6,400             292
   USANA Health Sciences, Inc. *                         3,600             170
   Valeant Pharmaceuticals International                29,900             673
   ViaCell, Inc. *                                       3,100              23
   Vicuron Pharmaceuticals, Inc. *                      17,000             268
   Vion Pharmaceuticals, Inc. *                         23,200              66
   Zymogenetics, Inc. *                                  6,200              95
--------------------------------------------------------------------------------
                                                                        10,733
--------------------------------------------------------------------------------
PIPELINES - 0.0%
   TransMontaigne, Inc. *                                6,200              50
--------------------------------------------------------------------------------
REAL ESTATE - 0.4%
   Avatar Holdings, Inc. *                               1,500              70
   CB Richard Ellis Group, Inc., Class A *               8,300             290
   Consolidated-Tomoka Land Co.                          2,000             115
   Jones Lang LaSalle, Inc. *                           10,500             490
   Reading International, Inc., Class A *                4,900              35
   Tarragon Realty Investors, Inc. *                     3,862              78
   Trammell Crow Co. *                                  10,900             224
   ZipRealty, Inc. *                                     2,000              28
--------------------------------------------------------------------------------
                                                                         1,330
--------------------------------------------------------------------------------
REITS - 6.8%
   Aames Investment Corp.                               12,100              99
   Acadia Realty Trust                                   7,900             127
   Affordable Residential Communities                    8,200             104
   Alexander's, Inc. *                                     600             145

                                                      NUMBER            VALUE
                                                    OF SHARES           (000S)
COMMON STOCKS - 99.1% - CONTINUED
REITS - 6.8% - (CONTINUED)
   Alexandria Real Estate Equities, Inc.                 6,400            $412
   American Campus Communities, Inc.                     4,600              97
   American Financial Realty Trust                      36,000             527
   American Home Mortgage Investment Corp.              11,505             329
   AMLI Residential Properties Trust                     8,100             222
   Anthracite Capital, Inc.                             18,900             210
   Anworth Mortgage Asset Corp.                         16,700             159
   Arbor Realty Trust, Inc.                              1,900              47
   Ashford Hospitality Trust, Inc.                       8,100              83
   Bedford Property Investors, Inc.                      4,800             105
   Bimini Mortgage Management, Inc., Class A             5,700              79
   BioMed Realty Trust, Inc.                            10,400             214
   Brandywine Realty Trust                              15,700             446
   Capital Automotive                                   12,345             409
   Capital Lease Funding, Inc.                           8,500              94
   Capital Trust, Class A                                4,200             139
   Capstead Mortgage Corp.                               6,950              59
   CarrAmerica Realty Corp.                             17,800             562
   Cedar Shopping Centers, Inc.                          6,200              88
   Colonial Properties Trust                             6,300             242
   Commercial Net Lease Realty                          16,600             306
   Cornerstone Realty Income Trust, Inc.                17,800             177
   Corporate Office Properties Trust                    11,900             315
   Correctional Properties Trust                         3,600              91
   Cousins Properties, Inc.                             11,900             308
   CRT Properties, Inc.                                  9,700             211
   Digital Realty Trust, Inc.                            5,500              79
   EastGroup Properties, Inc.                            6,700             253
   ECC Capital Corp. *                                  16,624             100
   Education Realty Trust, Inc. *                        5,568              93
   Entertainment Properties Trust                        8,200             340
   Equity Inns, Inc.                                    16,700             184
   Equity Lifestyle Properties, Inc.                     6,200             218
   Equity One, Inc.                                     11,200             231
   Essex Property Trust, Inc.                            7,500             518
   Extra Space Storage, Inc.                             8,200             111
   FelCor Lodging Trust, Inc. *                         16,200             201
   Fieldstone Investment Corp.                          15,200             221
   First Industrial Realty Trust, Inc.                  13,500             511
   Gables Residential Trust                              9,700             323
   Getty Realty Corp.                                    5,500             140
   Glenborough Realty Trust, Inc.                        9,500             182

See Notes to the Financial Statements.

                                NORTHERN FUNDS ANNUAL REPORT   97   EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                     NUMBER            VALUE
                                                   OF SHARES           (000S)
COMMON STOCKS - 99.1% - CONTINUED
REITS - 6.8% - (CONTINUED)
   Glimcher Realty Trust                               11,700            $277
   Global Signal, Inc.                                  2,700              81
   GMH Communities Trust                                9,200             108
   Government Properties Trust, Inc.                    7,200              72
   Gramercy Capital Corp. of New York                   3,800              74
   Healthcare Realty Trust, Inc.                       15,700             572
   Heritage Property Investment Trust                   9,000             267
   Highland Hospitality Corp.                          12,300             127
   Highwoods Properties, Inc.                          17,700             475
   Home Properties of New York, Inc.                   10,700             415
   HomeBanc Corp. of Georgia                           12,400             110
   IMPAC Mortgage Holdings, Inc.                       24,400             468
   Innkeepers USA Trust                                11,300             146
   Investors Real Estate Trust                         13,100             122
   Kilroy Realty Corp.                                  9,300             380
   Kite Realty Group Trust                              7,400             107
   Kramont Realty Trust                                 8,400             197
   LaSalle Hotel Properties                             9,300             270
   Lexington Corporate Properties Trust                15,600             342
   LTC Properties, Inc.                                 4,700              81
   Luminent Mortgage Capital, Inc.                     12,000             132
   Maguire Properties, Inc.                            11,100             265
   Meristar Hospitality Corp. *                        27,946             196
   MFA Mortgage Investments, Inc.                      25,700             196
   Mid-America Apartment Communities, Inc.              5,700             208
   Mission West Properties                              5,400              57
   MortgageIT Holdings, Inc.                            5,600              89
   National Health Investors, Inc.                      7,800             203
   Nationwide Health Properties, Inc.                  21,800             441
   New Century Financial Corp.                         15,000             702
   Newcastle Investment Corp.                          12,300             364
   Novastar Financial, Inc.                             8,900             320
   OMEGA Healthcare Investors, Inc.                    15,900             175
   Parkway Properties, Inc.                             4,600             215
   Pennsylvania Real Estate Investment Trust           10,401             419
   Post Properties, Inc.                               13,000             403
   Prentiss Properties Trust                           14,600             499
   PS Business Parks, Inc.                              5,000             201
   RAIT Investment Trust                                8,000             214
   Ramco-Gershenson Properties                          4,700             128
   Realty Income Corp.                                 26,000             595
   Redwood Trust, Inc.                                  5,900             302

                                                     NUMBER            VALUE
                                                   OF SHARES           (000S)
COMMON STOCKS - 99.1% - CONTINUED
REITS - 6.8% - (CONTINUED)
   Saul Centers, Inc.                                   4,200            $134
   Saxon Capital, Inc.                                 16,800             289
   Senior Housing Properties Trust                     18,100             302
   Sovran Self Storage, Inc.                            5,200             206
   Spirit Finance Corp.                                17,552             191
   Strategic Hotel Capital, Inc.                        5,862              86
   Sun Communities, Inc.                                5,300             190
   Sunstone Hotel Investors, Inc.                       7,500             161
   Tanger Factory Outlet Centers, Inc.                  9,000             198
   Taubman Centers, Inc.                               16,400             455
   Town & Country Trust (The)                           6,400             169
   Trustreet Properties, Inc.                           8,300             128
   U-Store-It Trust                                     8,800             153
   Universal Health Realty Income, Inc.                 3,800             107
   Urstadt Biddle Properties, Class A                   7,400             113
   Washington Real Estate Investment Trust             13,700             394
   Winston Hotels, Inc.                                 7,600              89
--------------------------------------------------------------------------------
                                                                       24,491
--------------------------------------------------------------------------------
RETAIL - 6.3%
   99 Cents Only Stores *                              16,100             212
   AC Moore Arts & Crafts, Inc. *                       4,800             128
   Aeropostale, Inc. *                                 18,100             593
   America's Car Mart, Inc. *                           2,100              74
   Asbury Automotive Group, Inc. *                      3,700              57
   Bebe Stores, Inc.                                    3,000             102
   Big 5 Sporting Goods Corp.                           6,700             166
   BJ's Restaurants, Inc. *                             3,800              74
   Blair Corp.                                          2,500              82
   Bob Evans Farms, Inc.                               11,500             270
   Bombay (The) Co., Inc. *                            11,700              62
   Bon-Ton Stores                                       2,100              38
   Brookstone, Inc. *                                   6,575             107
   Brown Shoe Co., Inc.                                 6,000             206
   Buckle (The), Inc.                                   2,600              91
   Buffalo Wild Wings, Inc. *                           1,900              72
   Build-A-Bear Workshop, Inc. *                        3,000              92
   Burlington Coat Factory Warehouse Corp.              6,060             174
   Cache, Inc. *                                        3,100              42
   California Pizza Kitchen, Inc. *                     6,400             150
   Casey's General Stores, Inc.                        16,500             297
   Cash America International, Inc.                     9,400             206
   Casual Male Retail Group, Inc. *                    10,300              67

See Notes to the Financial Statements.

EQUITY FUNDS    98    NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                      NUMBER            VALUE
                                                    OF SHARES           (000S)
COMMON STOCKS - 99.1% - CONTINUED
RETAIL - 6.3% - (CONTINUED)
   Cato (The) Corp., Class A                             6,200            $200
   CBRL Group, Inc.                                     16,300             673
   CEC Entertainment, Inc. *                            11,892             435
   Charlotte Russe Holding, Inc. *                       3,900              50
   Charming Shoppes, Inc. *                             38,000             309
   Children's Place *                                    5,600             267
   Christopher & Banks Corp.                            12,425             219
   CKE Restaurants, Inc. *                              17,100             271
   Coldwater Creek, Inc. *                              10,913             202
   Cosi, Inc. *                                          7,300              50
   Cost Plus, Inc. of California *                       7,275             196
   CSK Auto Corp. *                                     15,200             268
   Dave & Buster's, Inc. *                               3,700              69
   Deb Shops, Inc.                                       1,500              42
   Dick's Sporting Goods, Inc. *                         9,603             353
   Domino's Pizza, Inc.                                  8,000             150
   Dress Barn, Inc. *                                    6,800             124
   Electronics Boutique Holdings Corp. *                 3,800             163
   Finish Line (The), Inc., Class A                     12,400             287
   First Cash Financial Services, Inc. *                 4,200              89
   Fred's, Inc.                                         12,925             222
   GameStop Corp., Class B *                            12,400             277
   Gander Mountain Co. *                                 2,000              26
   Genesco, Inc. *                                       7,000             199
   Goody's Family Clothing, Inc.                         6,200              56
   Group 1 Automotive, Inc. *                            6,300             166
   Guitar Center, Inc. *                                 8,300             455
   Hancock Fabrics, Inc.                                 6,200              46
   Haverty Furniture Cos., Inc.                          5,800              88
   Hibbett Sporting Goods, Inc. *                        8,062             242
   Hollywood Entertainment Corp. *                      17,400             229
   HOT Topic, Inc. *                                    14,925             326
   IHOP Corp.                                            6,600             315
   Insight Enterprises, Inc. *                          15,850             278
   J. Jill Group (The), Inc. *                           6,050              83
   Jack in the Box, Inc. *                              12,000             445
   Jo-Ann Stores, Inc. *                                 6,110             172
   Jos. A. Bank Clothiers, Inc. *                        3,387              99
   Kenneth Cole Productions, Inc., Class A               2,750              80
   Kirkland's, Inc. *                                    4,100              45
   Krispy Kreme Doughnuts, Inc. *                       18,100             138
   Landry's Restaurants, Inc.                            6,084             176

                                                      NUMBER            VALUE
                                                    OF SHARES           (000S)
COMMON STOCKS - 99.1% - CONTINUED
RETAIL - 6.3% - (CONTINUED)
   Linens 'N Things, Inc. *                             14,900            $370
   Lithia Motors, Inc., Class A                          4,700             120
   Lone Star Steakhouse & Saloon, Inc.                   5,300             153
   Longs Drug Stores Corp.                               9,800             335
   MarineMax, Inc. *                                     3,800             118
   Men's Wearhouse, Inc. *                              10,302             435
   Movado Group, Inc.                                    5,200              96
   Movie Gallery, Inc.                                   8,125             233
   New York & Co., Inc. *                                3,000              60
   Nu Skin Enterprises, Inc., Class A                   17,200             387
   O'Charleys, Inc. *                                    7,100             154
   P.F. Chang's China Bistro, Inc. *                     8,400             502
   Panera Bread Co., Class A *                           9,300             526
   Pantry (The), Inc. *                                  3,900             121
   Papa John's International, Inc. *                     3,625             126
   Party City Corp. *                                    3,700              54
   Payless Shoesource, Inc. *                           22,500             355
   PC Mall, Inc. *                                       2,800              35
   Pep Boys - Manny, Moe & Jack                         19,000             334
   Rare Hospitality International, Inc. *               11,175             345
   Red Robin Gourmet Burgers, Inc. *                     3,900             199
   Restoration Hardware, Inc. *                          9,400              54
   Retail Ventures, Inc. *                               5,200              47
   Rush Enterprises, Inc., Class B *                     2,500              42
   Ryan's Restaurant Group, Inc. *                      13,800             201
   School Specialty, Inc. *                              7,500             294
   Select Comfort Corp. *                               11,900             243
   Sharper Image Corp. *                                 3,900              65
   Shoe Carnival, Inc. *                                 2,600              46
   ShopKo Stores, Inc. *                                 9,700             216
   Smart & Final, Inc. *                                 4,150              50
   Sonic Automotive, Inc.                                9,000             204
   Sonic Corp. *                                        19,564             653
   Sports Authority (The), Inc. *                        7,311             201
   Stage Stores, Inc. *                                  6,200             238
   Steak n Shake (The) Co. *                             7,804             151
   Stein Mart, Inc. *                                    8,100             182
   TBC Corp. *                                           6,500             181
   Texas Roadhouse, Inc., Class A *                      3,100              87
   Too, Inc. *                                          11,400             281
   Tractor Supply Co. *                                 10,200             445
   Trans World Entertainment Corp. *                     7,550             111

See Notes to the Financial Statements.

                                NORTHERN FUNDS ANNUAL REPORT   99   EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                      NUMBER            VALUE
                                                    OF SHARES           (000S)
COMMON STOCKS - 99.1% - CONTINUED
RETAIL - 6.3% - (CONTINUED)
   Triarc Cos., Inc., Class B                           11,803            $163
   Tuesday Morning Corp. *                               8,400             243
   United Auto Group, Inc.                               6,400             178
   West Marine, Inc. *                                   4,400              94
   World Fuel Services Corp.                             7,400             233
   Zale Corp. *                                         17,500             520
--------------------------------------------------------------------------------
                                                                        22,423
--------------------------------------------------------------------------------
SAVINGS & LOANS - 1.9%
   Anchor BanCorp Wisconsin, Inc.                        6,300             177
   BankAtlantic Bancorp, Inc., Class A                  14,100             245
   BankUnited Financial Corp., Class A                   8,800             236
   Berkshire Hills Bancorp, Inc.                         2,000              67
   Beverly Hills Bancorp, Inc.                           5,261              56
   Brookline Bancorp, Inc.                              19,403             289
   Charter Financial Corp. of Georgia                    1,400              47
   Citizens First Bancorp, Inc.                          3,000              67
   Clifton Savings Bancorp, Inc.                         3,400              38
   Commercial Capital Bancorp, Inc.                     12,329             251
   Commercial Federal Corp.                             13,400             371
   Dime Community Bancshares                            11,025             168
   Downey Financial Corp.                                6,400             394
   Fidelity Bankshares, Inc.                             6,900             159
   First Financial Holdings, Inc.                        4,500             125
   First Niagara Financial Group, Inc.                  39,219             518
   First Place Financial Corp. of Ohio                   4,200              77
   FirstFed Financial Corp. *                            5,550             283
   Flagstar Bancorp, Inc.                               10,600             207
   Flushing Financial Corp.                              5,025              91
   Franklin Bank Corp. of Houston *                      4,300              74
   Harbor Florida Bancshares, Inc.                       7,412             253
   Horizon Financial Corp.                               3,800              71
   Itla Capital Corp. *                                  1,900              95
   Kearny Financial Corp. *                              6,000              67
   KNBT Bancorp, Inc.                                    9,700             148
   MAF Bancorp, Inc.                                     9,136             379
   NASB Financial, Inc.                                  1,100              44
   Northwest Bancorp, Inc.                               5,800             124
   OceanFirst Financial Corp.                            2,600              60
   Ocwen Financial Corp. *                              12,300              99
   Partners Trust Financial Group, Inc.                 10,130             107
   PennFed Financial Services, Inc.                      3,800              56
   PFF Bancorp, Inc.                                     6,090             168

                                                      NUMBER            VALUE
                                                    OF SHARES           (000S)
COMMON STOCKS - 99.1% - CONTINUED
SAVINGS & LOANS - 1.9% - (CONTINUED)
   Provident Bancorp, Inc.                              14,461            $177
   Provident Financial Holdings                          1,800              54
   Provident Financial Services, Inc.                   23,329             399
   Sterling Financial Corp. of Washington *              7,803             279
   TierOne Corp.                                         6,200             146
   United Community Financial Corp. of Ohio              9,900             110
   Westfield Financial, Inc.                             1,700              43
   WSFS Financial Corp.                                  2,200             116
--------------------------------------------------------------------------------
                                                                         6,935
--------------------------------------------------------------------------------
    SEMICONDUCTORS - 2.8%
   Actel Corp. *                                         8,600             132
   ADE Corp. *                                           3,100              69
   Alliance Semiconductor Corp. *                        7,700              19
   AMIS Holdings, Inc. *                                10,200             115
   Asyst Technologies, Inc. *                           15,500              74
   ATMI, Inc. *                                         10,200             255
   August Technology Corp. *                             5,800              68
   Axcelis Technologies, Inc. *                         32,600             238
   Brooks Automation, Inc. *                            14,632             222
   Cirrus Logic, Inc. *                                 28,100             127
   Cohu, Inc.                                            7,100             113
   Credence Systems Corp. *                             29,180             231
   Diodes, Inc. *                                        2,350              64
   DSP Group, Inc. *                                     9,600             247
   Dupont Photomasks, Inc. *                             4,900             131
   Emulex Corp. *                                       27,000             509
   Entegris, Inc. *                                     14,500             143
   ESS Technology, Inc. *                               11,200              59
   Exar Corp. *                                         13,400             180
   Formfactor, Inc. *                                    9,100             206
   FSI International, Inc. *                             9,900              42
   Genesis Microchip, Inc. *                            10,600             153
   Helix Technology Corp.                                8,600             133
   Integrated Device Technology, Inc. *                 34,600             416
   Integrated Silicon Solutions, Inc. *                 12,100              81
   IXYS Corp. *                                          6,600              76
   Kopin Corp. *                                        23,100              71
   Kulicke & Soffa Industries, Inc. *                   16,900             106
   Lattice Semiconductor Corp. *                        37,200             200
   Leadis Technology, Inc. *                             2,400              14
   LTX Corp. *                                          20,500              91
   Mattson Technology, Inc. *                           13,200             105

See Notes to the Financial Statements.

EQUITY FUNDS    100   NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                      NUMBER            VALUE
                                                    OF SHARES           (000S)
COMMON STOCKS - 99.1% - CONTINUED
SEMICONDUCTORS - 2.8% - (CONTINUED)
   Micrel, Inc. *                                       22,600            $208
   Microsemi Corp. *                                    19,600             319
   Microtune, Inc. *                                    17,100              74
   Mindspeed Technologies, Inc. *                       34,400              77
   MIPS Technologies, Inc. *                            13,600             156
   MKS Instruments, Inc. *                              10,600             168
   Monolithic System Technology, Inc. *                  7,700              45
   Mykrolis Corp. *                                     13,500             193
   Omnivision Technologies, Inc. *                      18,400             279
   ON Semiconductor Corp. *                             39,500             156
   Pericom Semiconductor Corp. *                         7,300              63
   Photronics, Inc. *                                   10,700             194
   Pixelworks, Inc. *                                   13,300             108
   PLX Technology, Inc. *                                7,000              74
   Portalplayer, Inc. *                                  1,900              43
   Power Integrations, Inc. *                            9,000             188
   Rudolph Technologies, Inc. *                          4,200              63
   Semitool, Inc. *                                      5,300              54
   Sigmatel, Inc. *                                      8,100             303
   Silicon Image, Inc. *                                25,100             253
   Siliconix, Inc. *                                     1,900              67
   Sipex Corp. *                                         7,500              17
   Sirf Technology Holdings, Inc. *                      3,800              42
   Skyworks Solutions, Inc. *                           50,600             321
   Standard Microsystems Corp. *                         6,100             106
   Supertex, Inc. *                                      3,100              57
   Tessera Technologies, Inc. *                          8,400             363
   Transmeta Corp. of Delaware *                        52,200              49
   Tripath Technology, Inc. *                           11,800              11
   Triquint Semiconductor, Inc. *                       44,854             152
   Ultratech Stepper, Inc. *                             7,000             102
   Varian Semiconductor Equipment Associates, Inc.*     11,900             452
   Veeco Instruments, Inc. *                             8,600             130
   Vitesse Semiconductor Corp. *                        71,700             192
   Volterra Semiconductor Corp. *                        1,500              20
   Zoran Corp. *                                        14,065             146
--------------------------------------------------------------------------------
                                                                         9,935
--------------------------------------------------------------------------------
SOFTWARE - 3.5%
   Actuate Corp. *                                      18,800              45
   Advent Software, Inc. *                               7,800             142
   Allscripts Healthcare Solutions, Inc. *               9,000             129
   Altiris, Inc. *                                       6,900             165

                                                      NUMBER            VALUE
                                                    OF SHARES           (000S)
COMMON STOCKS - 99.1% - CONTINUED
SOFTWARE - 3.5% - (CONTINUED)
   American Reprographics Co. *                          5,632             $81
   Ansys, Inc. *                                        10,100             346
   Ascential Software Corp. *                           19,600             363
   Aspen Technology, Inc. *                             14,600              83
   Atari, Inc. *                                         3,000               9
   Authentidate Holding Corp. *                         10,000              40
   Blackboard, Inc. *                                    1,700              30
   Borland Software Corp. *                             26,400             214
   Captaris, Inc. *                                     12,200              49
   CCC Information Services Group, Inc. *                2,659              61
   Cerner Corp. *                                        9,300             488
   Computer Programs & Systems, Inc.                     2,200              62
   Concord Communications, Inc. *                        6,500              66
   Concur Technologies, Inc. *                           8,600              70
   CSG Systems International, Inc. *                    16,900             275
   Dendrite International, Inc. *                       12,300             173
   Digi International, Inc. *                            7,100              97
   Eclipsys Corp. *                                     12,100             187
   eFunds Corp. *                                       15,700             350
   Embarcadero Technologies, Inc. *                      7,000              46
   Epicor Software Corp. *                              13,700             179
   EPIQ Systems, Inc. *                                  5,050              66
   FalconStor Software, Inc. *                           9,400              56
   Filenet Corp. *                                      13,600             310
   Hyperion Solutions Corp. *                           12,790             564
   IDX Systems Corp. *                                   6,800             236
   Infocrossing, Inc. *                                  5,900              93
   Informatica Corp. *                                  28,300             234
   infoUSA, Inc. *                                      10,350             109
   InPhonic, Inc. *                                      2,300              52
   Inter-Tel, Inc.                                       6,700             164
   Intervideo, Inc. *                                    3,300              36
   JDA Software Group, Inc. *                            8,600             121
   Keane, Inc. *                                        16,700             218
   Lawson Software, Inc. *                              18,400             109
   Mantech International Corp., Class A *                5,600             129
   Manugistics Group, Inc. *                            18,900              32
   MAPICS, Inc. *                                        8,000             102
   MapInfo Corp. *                                       6,800              82
   Micromuse, Inc. *                                    26,300             119
   MicroStrategy, Inc., Class A *                        3,900             212
   Midway Games, Inc. *                                 15,289             157

See Notes to the Financial Statements.

                               NORTHERN FUNDS ANNUAL REPORT   101   EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                      NUMBER            VALUE
                                                    OF SHARES           (000S)
COMMON STOCKS - 99.1% - CONTINUED
SOFTWARE - 3.5% - (CONTINUED)
   MRO Software, Inc. *                                  6,400             $90
   NDCHealth Corp.                                      11,900             190
   NetIQ Corp. *                                        18,824             215
   Omnicell, Inc. *                                      7,100              51
   Open Solutions, Inc. *                                4,400              87
   OPNET Technologies, Inc. *                            4,300              36
   Packeteer, Inc. *                                    10,800             166
   PalmSource, Inc. *                                    4,864              44
   Parametric Technology Corp. *                        87,800             491
   PDF Solutions, Inc. *                                 5,100              71
   Pegasystems, Inc. *                                   3,400              18
   Per-Se Technologies, Inc. *                           7,399             114
   Pinnacle Systems, Inc. *                             22,900             128
   PLATO Learning, Inc. *                                7,300              57
   Progress Software Corp. *                            10,400             273
   QAD, Inc.                                             4,900              41
   Quality Systems, Inc. *                               2,400             102
   Quest Software, Inc. *                               16,400             227
   Renaissance Learning, Inc.                            2,500              43
   Retek, Inc. *                                        18,400             206
   Safeguard Scientifics, Inc. *                        39,600              56
   Salesforce.com Inc. *                                 3,800              57
   ScanSoft, Inc. *                                     27,010             100
   Schawk, Inc.                                          3,100              57
   Seachange International, Inc. *                       8,000             104
   Serena Software, Inc. *                               8,300             197
   SPSS, Inc. *                                          4,300              75
   SS&C Technologies, Inc.                               4,500             103
   SYNNEX Corp. *                                        1,900              33
   Take-Two Interactive Software, Inc. *                14,408             563
   THQ, Inc. *                                          12,450             350
   Transaction Systems Architects, Inc., Class A *      12,700             294
   Trident Microsystems, Inc. *                          6,300             111
   Ulticom, Inc. *                                       3,500              39
   Ultimate Software Group, Inc. *                       5,600              90
   Verint Systems, Inc. *                                3,900             136
   Wind River Systems, Inc. *                           23,300             351
   Witness Systems, Inc. *                               7,600             133
--------------------------------------------------------------------------------
                                                                        12,450
--------------------------------------------------------------------------------
STORAGE/WAREHOUSING - 0.1%
   Mobile Mini, Inc. *                                   4,900             198

--------------------------------------------------------------------------------

                                                      NUMBER            VALUE
                                                    OF SHARES           (000S)
COMMON STOCKS - 99.1% - CONTINUED
TELECOMMUNICATIONS - 2.8%
   Adaptec, Inc. *                                      36,100            $173
   Aeroflex, Inc. *                                     21,800             203
   Airspan Networks, Inc. *                             10,800              55
   Alamosa Holdings, Inc. *                             32,745             382
   Alaska Communications Systems Group, Inc.             3,500              35
   Anaren, Inc. *                                        6,500              79
   Anixter International, Inc. *                         9,800             354
   Applied Signal Technology, Inc.                       3,300              76
   Arris Group, Inc. *                                  28,700             198
   Aspect Communications Corp. *                        13,500             141
   Atheros Communications, Inc. *                        3,000              31
   Audiovox Corp., Class A *                             5,700              73
   Avanex Corp. *                                       26,300              34
   Black Box Corp.                                       5,300             198
   Boston Communications Group *                         6,100              43
   Broadwing Corp. *                                    18,370              76
   C-COR, Inc. *                                        14,800              90
   Carrier Access Corp. *                                6,700              40
   Centennial Communications Corp. *                     3,900              42
   Cincinnati Bell, Inc. *                              81,000             344
   Commonwealth Telephone Enterprises, Inc. *            7,133             336
   CommScope, Inc. *                                    17,600             263
   Comtech Telecommunications *                          4,750             248
   CT Communications, Inc.                               6,200              65
   D&E Communications, Inc.                              4,500              41
   Ditech Communications Corp. *                         9,200             115
   Dobson Communications Corp., Class A *               38,700              78
   EMS Technologies, Inc. *                              3,700              50
   Enterasys Networks, Inc. *                           69,800              98
   Extreme Networks *                                   35,700             210
   Fairpoint Communications, Inc. *                      6,268              94
   Finisar Corp. *                                      54,300              68
   General Communication, Inc., Class A *               15,100             138
   Golden Telecom, Inc.                                  4,700             120
   Harmonic, Inc. *                                     23,600             226
   Hypercom Corp. *                                     17,000              80
   Interdigital Communications Corp. *                  18,200             279
   Intrado, Inc. *                                       6,200              76
   Iowa Telecommunications Services, Inc.                6,200             121
   Ixia *                                                8,900             158
   KVH Industries, Inc. *                                5,500              50
   Mastec, Inc. *                                        7,800              64

See Notes to the Financial Statements.

EQUITY FUNDS   102   NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                     NUMBER            VALUE
                                                   OF SHARES           (000S)
COMMON STOCKS - 99.1% - CONTINUED
TELECOMMUNICATIONS - 2.8% - (CONTINUED)
   MRV Communications, Inc. *                          34,934            $113
   Netgear, Inc. *                                      7,300             110
   Network Equipment Technologies, Inc. *               8,500              48
   Newport Corp. *                                     14,000             203
   NMS Communications Corp. *                          16,100              69
   North Pittsburgh Systems, Inc.                       5,300             105
   Novatel Wireless, Inc. *                             6,200              67
   Oplink Communications, Inc. *                       37,300              59
   Paradyne Networks Corp. *                           13,800              29
   Powerwave Technologies, Inc. *                      34,500             267
   Premiere Global Services, Inc. *                    20,700             234
   Price Communications Corp. *                        12,757             223
   Primus Telecommunications Group, Inc. *             26,200              41
   Remec, Inc. *                                       20,700             109
   RF Micro Devices, Inc. *                            61,000             318
   SafeNet, Inc. *                                      7,727             227
   SBA Communications Corp., Class A *                 14,900             137
   Shenandoah Telecom Co.                               2,400              74
   Spectralink Corp.                                    6,200              88
   Stratex Networks, Inc. *                            29,100              54
   SureWest Communications                              4,800             111
   Sycamore Networks, Inc. *                           59,700             213
   SymmetriCom, Inc. *                                 14,800             164
   Syniverse Holdings, Inc. *                           5,744              79
   Talk America Holdings, Inc. *                        8,800              57
   Tekelec *                                           16,400             261
   Terayon Communication Systems, Inc. *               22,100              68
   Time Warner Telecom, Inc., Class A *                16,300              65
   Triton PCS Holdings, Inc., Class A *                13,400              30
   Ubiquitel, Inc. *                                   23,100             155
   USA Mobility, Inc. *                                 7,976             258
   Valor Communications Group, Inc.                     7,504             109
   Viasat, Inc. *                                       7,100             133
   Westell Technologies, Inc., Class A *               16,400              90
   Wireless Facilities, Inc. *                         15,600              98
   WJ Communications, Inc. *                            9,200              22
   Zhone Technologies, Inc. *                          17,050              43
--------------------------------------------------------------------------------
                                                                       10,176
--------------------------------------------------------------------------------
TEXTILES - 0.1%
   Angelica Corp.                                       3,000              84
   G & K Services, Inc., Class A                        5,750             231

                                                     NUMBER            VALUE
                                                   OF SHARES           (000S)
COMMON STOCKS - 99.1% - CONTINUED
TEXTILES - 0.1% - (CONTINUED)
   Unifirst Corp. of Massachusetts                      3,000            $120
--------------------------------------------------------------------------------
                                                                          435
--------------------------------------------------------------------------------
TOYS, GAMES & HOBBIES - 0.2%
   Action Performance Cos., Inc.                        5,100              68
   Department 56, Inc. *                                4,300              75
   Jakks Pacific, Inc. *                                8,350             179
   Leapfrog Enterprises, Inc. *                         9,100             103
   RC2 Corp. *                                          5,400             184
   Topps (The) Co.                                     11,000             101
--------------------------------------------------------------------------------
                                                                          710
--------------------------------------------------------------------------------
TRANSPORTATION - 2.2%
   Alexander & Baldwin, Inc.                           14,000             577
   Arkansas Best Corp.                                  7,300             276
   Central Freight Lines, Inc. *                        2,800              10
   Covenant Transport, Inc., Class A *                  2,700              48
   EGL, Inc. *                                         11,700             267
   Florida East Coast Industries, Inc.                  7,000             297
   Forward Air Corp.                                    7,100             302
   Genesee & Wyoming, Inc., Class A *                   5,550             144
   Gulfmark Offshore, Inc. *                            4,700             122
   Heartland Express, Inc.                             14,878             285
   HUB Group, Inc., Class A *                           2,500             157
   Kansas City Southern Industries, Inc. *             20,700             399
   Kirby Corp. *                                        7,100             298
   Knight Transportation, Inc.                         12,093             298
   Laidlaw International, Inc. *                       34,100             709
   Landstar System, Inc. *                             19,600             642
   Marten Transport Ltd. *                              2,700              58
   Offshore Logistics, Inc. *                           6,727             224
   Old Dominion Freight Line, Inc. *                    5,750             179
   Overnite Corp.                                       9,300             297
   Overseas Shipholding Group                           8,800             554
   Pacer International, Inc. *                          9,100             217
   PAM Transportation Services, Inc. *                  2,000              34
   Quality Distribution, Inc. *                         3,200              35
   RailAmerica, Inc. *                                 12,100             151
   SCS Transportation, Inc. *                           4,900              91
   Seabulk International, Inc. *                        2,200              46
   Swift Transportation Co., Inc. *                    14,800             328
   U.S. Xpress Enterprises, Inc., Class A *             2,600              42
   USF Corp.                                            9,100             439

See Notes to the Financial Statements.

                               NORTHERN FUNDS ANNUAL REPORT   103   EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                       NUMBER            VALUE
                                                      OF SHARES          (000S)
COMMON STOCKS - 99.1% - CONTINUED
TRANSPORTATION - 2.2% - (CONTINUED)
   Werner Enterprises, Inc.                            15,700            $305
--------------------------------------------------------------------------------
                                                                        7,831
--------------------------------------------------------------------------------
TRUCKING & LEASING - 0.2%
   AMERCO, Inc. *                                       3,100             143
   GATX Corp.                                          16,200             538
   Greenbrier Cos., Inc.                                1,900              67
--------------------------------------------------------------------------------
                                                                          748
--------------------------------------------------------------------------------
WATER - 0.2%
   American States Water Co.                            5,400             137
   California Water Service Group                       5,200             173
   Connecticut Water Service, Inc.                      2,850              71
   Middlesex Water Co.                                  3,733              68
   Pico Holdings, Inc. *                                2,300              60
   SJW Corp.                                            2,400              84
   Southwest Water Co.                                  7,236              75
--------------------------------------------------------------------------------
                                                                          668
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $287,701)                                                       355,208

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                         (000S)        (000S)
CONVERTIBLE BOND - 0.0%
DISTRIBUTION/WHOLESALE - 0.0%
   Timco Aviation Services, Inc., (1)
       8.00%, 1/2/07                                        $1              -
--------------------------------------------------------------------------------
TOTAL CONVERTIBLE BOND
--------------------------------------------------------------------------------
(COST $ -)                                                                  -

                                                         NUMBER          VALUE
                                                        OF SHARES        (000S)
OTHER - 0.0%
   Escrow MascoTech, Inc. *                                 3,700           -
   Escrow Position PetroCorp. *                             1,900           -
--------------------------------------------------------------------------------
TOTAL OTHER
--------------------------------------------------------------------------------
(COST $ -)                                                                  -

                                                         NUMBER          VALUE
                                                        OF SHARES        (000S)
RIGHT - 0.0%
   CSF Holdings, Inc. *                                      4,212         $-
--------------------------------------------------------------------------------
TOTAL RIGHT
--------------------------------------------------------------------------------
(COST $ -)                                                                  -
--------------------------------------------------------------------------------
WARRANTS - 0.0%
   Imperial Credit Industries, Exp. 1/31/08 *                   33          -
   Optical Cable Corp. , Exp. 10/24/07 *                    52,400          -
   Optical Cable Corp., Exp. 10/24/07 *                        147          1
   Redback Networks, Exp. 1/2/11 *                             782          2
   Redback Networks, Exp. 1/2/11 *                             823          1
--------------------------------------------------------------------------------
TOTAL WARRANTS
--------------------------------------------------------------------------------
(COST $ -)                                                                  4

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                         (000S)        (000S)
SHORT-TERM INVESTMENTS - 1.6%
   Barclays Bank, Global Treasury Services,
   London, Eurodollar Time Deposit,
     2.95%, 4/1/05                                          $5,289       5,289
   U.S. Treasury Bill, (2)
     2.84%, 7/14/05                                            615         610
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------
(COST $5,899)                                                            5,899
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.7%
--------------------------------------------------------------------------------
(COST $293,600)                                                        361,111
--------------------------------------------------------------------------------
   Liabilities less Other Assets - (0.7)%                               (2,586)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                   $358,525

(1) Fair valued security

(2) Security pledged as collateral to cover margin requirements for open futures contracts.

*   Non-Income Producing Security

See Notes to the Financial Statements.

EQUITY FUNDS   104   NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

At March 31, 2005, the Small Cap Index Fund had open futures contracts as follows:

                                NOTIONAL                              UNREALIZED
                  NUMBER OF      AMOUNT     CONTRACT      CONTRACT      LOSS
     TYPE         CONTRACTS      (000S)     POSITION        EXP.       (000S)
  Russell 2000       16          $4,942       Long          6/05        $(49)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

At March 31, 2005, the industry sectors for the Small Cap Index Fund were:

INDUSTRY SECTOR                                          %  OF INVESTMENTS
Consumer Discretionary                                              15.2%
Consumer Staples                                                     2.9
Energy                                                               6.6
Financials                                                          21.1
Health Care                                                         11.8
Industrials                                                         14.9
Information Technology                                              16.4
Materials                                                            6.5
Telecommunication Services                                           1.0
Utilities                                                            3.6
-------------------------------------------------------------------------------
Total                                                              100.0%

See Notes to the Financial Statements.

                               NORTHERN FUNDS ANNUAL REPORT   105   EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP VALUE FUND

                                                        NUMBER            VALUE
                                                       OF SHARES          (000S)
COMMON STOCKS - 96.6%
AEROSPACE/DEFENSE - 2.8%
   AAR Corp. *                                           3,800             $52
   Curtiss-Wright Corp.                                 56,900           3,243
   DRS Technologies, Inc. *                              2,700             115
   Ducommun, Inc. *                                      9,462             189
   Esterline Technologies Corp. *                       98,921           3,418
   GenCorp, Inc. *                                       5,138             103
   Heico Corp.                                          17,760             357
   Heico Corp., Class A                                  1,716              27
   Herley Industries, Inc. *                            36,794             629
   Moog, Inc., Class A *                                89,500           4,045
   Triumph Group, Inc. *                                30,114           1,173
--------------------------------------------------------------------------------
                                                                        13,351
--------------------------------------------------------------------------------
AGRICULTURE - 0.1%
   Alico, Inc.                                           1,814              96
   Andersons (The), Inc.                                 1,400              43
   DIMON, Inc.                                          43,431             272
   Standard Commercial Corp.                             7,163             133
--------------------------------------------------------------------------------
                                                                           544
--------------------------------------------------------------------------------
AIRLINES - 0.2%
   FLYi, Inc. *                                          3,722               5
   Mesa Air Group, Inc. *                                3,753              26
   Skywest, Inc.                                        51,084             950
--------------------------------------------------------------------------------
                                                                           981
--------------------------------------------------------------------------------
APPAREL - 1.4%
   Gymboree Corp. *                                      3,639              46
   Hampshire Group Ltd. *                                  109               4
   Kellwood Co.                                         80,371           2,314
   Phillips-Van Heusen Corp.                            62,783           1,672
   Russell Corp.                                        34,552             625
   Skechers U.S.A., Inc., Class A *                     10,000             155
   Stride Rite Corp.                                   101,475           1,350
   Superior Uniform Group, Inc.                         14,800             202
   Wolverine World Wide, Inc.                           27,307             585
--------------------------------------------------------------------------------
                                                                         6,953
--------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 1.8%
   Aftermarket Technology Corp. *                       89,650           1,479
   ArvinMeritor, Inc.                                    6,300              97
   Bandag, Inc.                                         71,300           3,350
   Cooper Tire & Rubber Co.                            103,354           1,898
   Keystone Automotive Industries, Inc. *                1,607              37
   Modine Manufacturing Co.                             50,755           1,489
   R & B, Inc. *                                         8,448             112

                                                        NUMBER            VALUE
                                                       OF SHARES          (000S)
COMMON STOCKS - 96.6% - CONTINUED
AUTO PARTS & EQUIPMENT - 1.8% - (CONTINUED)
   Standard Motor Products, Inc.                        27,098            $317
--------------------------------------------------------------------------------
                                                                         8,779
--------------------------------------------------------------------------------
BANKS - 8.0%
   1st Source Corp.                                     49,101           1,047
   1st State Bancorp, Inc.                               2,899              84
   ABC Bancorp                                          64,328           1,087
   Alliance Financial Corp.                                504              15
   AmericanWest Bancorp *                                  995              19
   Bancfirst Corp.                                      11,695             807
   Bancorp Rhode Island, Inc.                              405              15
   Bank Mutual Corp.                                     7,600              90
   Banner Corp.                                         38,133           1,029
   Berkshire Bancorp, Inc.                              11,900             239
   Capital Bank Corp.                                    3,991              66
   Capital Crossing Bank *                              12,212             402
   Cathay Bancorp, Inc.                                  1,348              43
   Center Financial Corp.                                2,277              40
   Central Pacific Financial Corp.                      16,902             569
   Chemical Financial Corp.                              6,769             220
   Citizens Banking Corp. of Michigan                   26,392             775
   Columbia Banking Systems, Inc.                          847              20
   Community Bank System, Inc.                         147,900           3,388
   Community Trust Bancorp, Inc.                        32,742             943
   Corus Bankshares, Inc.                               12,793             610
   Fidelity Southern Corp.                               4,452              75
   Financial Institutions, Inc.                          7,928             157
   First Charter Corp.                                  41,268             932
   First Citizens Bancshares, Inc., Class A             10,487           1,535
   First Commonwealth Financial Corp.                   45,664             626
   First Community Bancorp of California                 5,831             258
   First Financial Corp. of Indiana                     47,676           1,409
   First Indiana Corp.                                  18,304             443
   First M & F Corp.                                     9,609             328
   First Merchants Corp.                                31,062             805
   First Republic Bank                                  29,620             959
   First State Bancorporation                            4,030              68
   First United Corp.                                      601              12
   GB&T Bancshares, Inc.                                 1,400              30
   Gold Banc Corp., Inc.                                65,176             914
   Greater Bay Bancorp                                  70,718           1,726
   Hancock Holding Co.                                  87,236           2,835
   Hanmi Financial Corp.                                20,336             337

See Notes to the Financial Statements.

EQUITY FUNDS   106   NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                        NUMBER            VALUE
                                                       OF SHARES          (000S)
COMMON STOCKS - 96.6% - CONTINUED
BANKS - 8.0% - (CONTINUED)
   Heartland Financial USA, Inc.                         1,982             $39
   Heritage Commerce Corp. *                             4,022              74
   Integra Bank Corp.                                    5,019             111
   Irwin Financial Corp.                                98,400           2,265
   Macatawa Bank Corp.                                   1,117              38
   MainSource Financial Group, Inc.                      4,069              90
   MB Financial, Inc.                                    2,037              78
   Merchants & Manufacturers Bancorporation, Inc.        1,870              66
   MetroCorp. Bancshares, Inc.                             300               7
   Mid-State Bancshares                                  6,447             172
   Omega Financial Corp.                                 2,216              66
   Provident Bankshares Corp.                            3,700             122
   Republic Bancorp, Inc. of Kentucky, Class A          15,479             344
   Riggs National Corp. *                               88,387           1,687
   Security Bank Corp. of Georgia                        1,028              42
   Silicon Valley Bancshares *                           2,116              93
   Simmons First National Corp., Class A                33,332             827
   State Financial Services Corp., Class A               1,720              64
   Sun Bancorp, Inc. of New Jersey *                       974              22
   Susquehanna Bancshares, Inc.                         72,270           1,762
   Taylor Capital Group, Inc.                            1,010              33
   TD Banknorth, Inc. *                                  2,979              93
   Toronto-Dominion Bank                                 1,429              59
   UMB Financial Corp.                                  69,878           3,978
   Umpqua Holdings Corp.                                 3,949              92
   Unizan Financial Corp.                                9,719             253
   Vail Banks, Inc.                                        100               1
   Virginia Financial Group, Inc.                        1,914              63
   WesBanco, Inc.                                       14,597             402
   Whitney Holding Corp.                                 4,097             182
   Yardville National Bancorp                           12,501             408
--------------------------------------------------------------------------------
                                                                        38,490
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.8%
   Cambrex Corp.                                        47,143           1,004
   Genencor International, Inc. *                      147,212           2,831
   Harvard Bioscience, Inc. *                           42,652             166
   Serologicals Corp. *                                  4,174             102
--------------------------------------------------------------------------------
                                                                         4,103
--------------------------------------------------------------------------------
BUILDING MATERIALS - 2.5%
   Apogee Enterprises, Inc.                              7,960             114
   Eagle Materials, Inc.                                49,069           3,972
   Genlyte Group, Inc. *                                 7,949             715

                                                        NUMBER            VALUE
                                                       OF SHARES          (000S)
COMMON STOCKS - 96.6% - CONTINUED
BUILDING MATERIALS - 2.5% - (CONTINUED)
   Lennox International, Inc.                          127,872          $2,803
   LSI Industries, Inc.                                 42,338             475
   NCI Building Systems, Inc. *                         45,720           1,765
   Texas Industries, Inc.                                2,100             113
   Universal Forest Products, Inc.                      39,778           1,545
   USG Corp. *                                          14,708             488
   York International Corp.                              3,828             150
--------------------------------------------------------------------------------
                                                                        12,140
--------------------------------------------------------------------------------
CHEMICALS - 2.2%
   Arch Chemicals, Inc.                                 67,171           1,912
   Cytec Industries, Inc.                               77,000           4,177
   Fuller (H.B.) Co.                                    19,950             579
   Great Lakes Chemical Corp.                            1,100              35
   Minerals Technologies, Inc.                          22,752           1,497
   NewMarket Corp. *                                    23,160             431
   Octel Corp.                                          25,992             482
   Omnova Solutions, Inc. *                              1,300               7
   Penford Corp.                                        17,597             286
   Schulman (A.), Inc.                                  39,220             683
   Stepan Co.                                           25,489             599
--------------------------------------------------------------------------------
                                                                        10,688
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 2.9%
   Albany Molecular Research, Inc. *                    42,712             439
   AMN Healthcare Services, Inc. *                       6,500             103
   Banta Corp.                                           6,950             298
   Bowne & Co., Inc.                                    30,000             451
   BPP Liquidating Trust                                29,900               2
   Central Parking Corp.                                 9,900             170
   Century Business Services, Inc. *                   254,195           1,042
   Cenveo, Inc. *                                       20,200             114
   Clark, Inc.                                          56,723             878
   Consolidated Graphics, Inc. *                        45,853           2,412
   Cornell Cos., Inc. *                                  2,400              30
   Corrections Corp. of America *                       42,590           1,644
   Cross Country Healthcare, Inc. *                      9,771             164
   Dollar Thrifty Automotive Group *                    31,000           1,016
   Electro Rent Corp. *                                  1,002              13
   Exponent, Inc. *                                      3,207              77
   Healthcare Services Group                            39,327             954
   Hooper Holmes, Inc.                                   5,100              20
   Integrated Electrical Services, Inc. *               13,171              36
   MAXIMUS, Inc.                                         2,000              67

See Notes to the Financial Statements.

                               NORTHERN FUNDS ANNUAL REPORT   107   EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP VALUE FUND (continued)

                                                        NUMBER            VALUE
                                                       OF SHARES          (000S)
COMMON STOCKS - 96.6% - CONTINUED
COMMERCIAL SERVICES - 2.9% - (CONTINUED)
   MPS Group, Inc. *                                   273,500          $2,875
   On Assignment, Inc. *                                33,482             171
   Parexel International Corp. *                         2,800              66
   PDI, Inc. *                                           1,700              35
   PRG-Schultz International, Inc. *                    11,310              57
   Rent-Way, Inc. *                                      2,100              17
   SOURCECORP, Inc. *                                   27,238             549
   Stewart Enterprises, Inc., Class A                    6,578              40
   TeleTech Holdings, Inc. *                            16,963             219
   United Rentals, Inc. *                                6,500             131
   Volt Information Sciences, Inc. *                     2,000              48
--------------------------------------------------------------------------------
                                                                        14,138
--------------------------------------------------------------------------------
COMPUTERS - 1.4%
   Agilysys, Inc.                                        3,623              71
   Catapult Communications Corp. *                       7,055             151
   CIBER, Inc. *                                        78,834             573
   Hutchinson Technology, Inc. *                        60,127           2,091
   iGate Corp. *                                         5,278              20
   Integral Systems, Inc. of Maryland                    1,224              28
   Intergraph Corp. *                                   35,358           1,019
   Iomega Corp. *                                        5,300              23
   McData Corp., Class A *                              15,524              59
   MTS Systems Corp.                                    28,515             828
   NYFIX, Inc. *                                         6,440              35
   Overland Storage, Inc. *                              1,455              21
   Perot Systems Corp., Class A *                       75,400           1,013
   Quantum Corp. *                                      14,900              43
   SYKES Enterprises, Inc. *                            15,991             110
   Talx Corp.                                           44,730             812
--------------------------------------------------------------------------------
                                                                         6,897
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE - 1.1%
   Brightpoint, Inc. *                                  23,209             435
   Building Material Holding Corp.                       2,569             114
   Handleman Co.                                         9,975             189
   Timco Aviation Services, Inc. *                       2,454               -
   Watsco, Inc.                                        109,801           4,623
--------------------------------------------------------------------------------
                                                                         5,361
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 1.1%
   California First National Bancorp                     5,653              71
   CompuCredit Corp. *                                  66,686           1,775
   Credit Acceptance Corp. *                           113,037           2,236
   Financial Federal Corp.                              12,071             427

                                                        NUMBER            VALUE
                                                       OF SHARES          (000S)
COMMON STOCKS - 96.6% (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES - 1.1% - (CONTINUED)
   First Albany Cos., Inc.                              45,563            $417
   Municipal Mortgage & Equity                           7,457             181
   Stifel Financial Corp. *                                900              20
   SWS Group, Inc.                                       2,000              32
   United PanAm Financial Corp. *                          197               4
--------------------------------------------------------------------------------
                                                                         5,163
--------------------------------------------------------------------------------
ELECTRIC - 2.4%
   Avista Corp.                                         34,552             605
   BayCorp Holdings Ltd. *                                  97               1
   Black Hills Corp.                                    38,179           1,263
   Central Vermont Public Service Corp.                 58,535           1,316
   Cleco Corp.                                           7,100             151
   El Paso Electric Co. *                               16,200             308
   Empire District Electric (The) Co.                   33,123             770
   Green Mountain Power Corp.                            1,508              44
   PNM Resources, Inc.                                   6,600             176
   UIL Holdings Corp.                                   60,537           3,066
   Unisource Energy Corp.                              129,800           4,020
   Westar Energy, Inc.                                   2,600              56
   WPS Resources Corp.                                   1,300              69
--------------------------------------------------------------------------------
                                                                        11,845
--------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
   Belden CDT, Inc.                                      5,300             118
   C&D Technologies, Inc.                               40,478             407
   Powell Industries, Inc. *                            12,108             224
   Wilson Greatbatch Technologies, Inc. *                1,800              33
--------------------------------------------------------------------------------
                                                                           782
--------------------------------------------------------------------------------
ELECTRONICS - 2.9%
   Benchmark Electronics, Inc. *                       120,024           3,820
   Checkpoint Systems, Inc. *                            5,715              96
   Coherent, Inc. *                                      3,595             121
   CTS Corp.                                             2,100              27
   Electro Scientific Industries, Inc. *                 2,628              51
   Methode Electronics, Inc.                            59,384             719
   OSI Systems, Inc. *                                  47,950             840
   Park Electrochemical Corp.                            2,800              57
   Paxar Corp. *                                        63,766           1,361
   Rofin-Sinar Technologies, Inc. *                     28,146             905
   SBS Technologies, Inc. *                                600               7
   Stoneridge, Inc. *                                  127,476           1,557
   Sypris Solutions, Inc.                               97,737           1,048
   Watts Industries, Inc., Class A                      96,400           3,144

See Notes to the Financial Statements.

EQUITY FUNDS   108   NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                        NUMBER            VALUE
                                                       OF SHARES          (000S)
COMMON STOCKS - 96.6% - CONTINUED
ELECTRONICS - 2.9% - (CONTINUED)
   Woodward Governor Co.                                 1,455            $104
   Zygo Corp. *                                          1,349              17
--------------------------------------------------------------------------------
                                                                        13,874
--------------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 0.7%
   EMCOR Group, Inc. *                                  14,305             670
   Granite Construction, Inc.                            5,410             142
   Shaw Group (The), Inc. *                             50,947           1,111
   URS Corp. *                                          44,118           1,268
--------------------------------------------------------------------------------
                                                                         3,191
--------------------------------------------------------------------------------
ENTERTAINMENT - 0.5%
   Bluegreen Corp. *                                    17,912             230
   Carmike Cinemas, Inc.                                 2,107              79
   Gaylord Entertainment Co. *                             700              28
   Steinway Musical Instruments *                       29,519             885
   Vail Resorts, Inc. *                                 56,329           1,422
--------------------------------------------------------------------------------
                                                                         2,644
--------------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.5%
   Aleris International, Inc. *                         61,730           1,540
   Calgon Carbon Corp.                                  31,805             272
   Met-Pro Corp.                                         3,118              43
   TRC Cos., Inc. *                                     23,767             349
   Waste Industries USA, Inc.                            7,447             103
--------------------------------------------------------------------------------
                                                                         2,307
--------------------------------------------------------------------------------
FOOD - 2.9%
   Chiquita Brands International, Inc.                   2,500              67
   Corn Products International, Inc.                   186,724           4,853
   Flowers Foods, Inc.                                 123,650           3,488
   Fresh Del Monte Produce, Inc.                           900              27
   J & J Snack Foods Corp.                               3,117             146
   Lance, Inc.                                           8,969             144
   M & F Worldwide Corp. *                                 101               1
   Nash Finch Co.                                       10,879             413
   Ralcorp Holdings, Inc. *                              7,457             353
   Ruddick Corp.                                        79,252           1,835
   Sanfilippo (John B.) & Son *                          1,000              25
   Seaboard Corp.                                        2,055           2,205
   Weis Markets, Inc.                                   17,408             642
--------------------------------------------------------------------------------
                                                                        14,199
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 0.2%
   Buckeye Technologies, Inc. *                          3,000              33
   Glatfelter Co.                                       26,866             396

                                                        NUMBER            VALUE
                                                       OF SHARES          (000S)
COMMON STOCKS - 96.6% - CONTINUED
FOREST PRODUCTS & PAPER - 0.2% - (CONTINUED)
   Longview Fibre Co.                                    4,900             $92
   Rock-Tenn Co., Class A                               31,886             424
   Wausau-Mosinee Paper Corp.                           17,636             249
--------------------------------------------------------------------------------
                                                                         1,194
--------------------------------------------------------------------------------
GAS - 2.8%
   Cascade Natural Gas Corp.                             1,100              22
   Laclede Group (The), Inc.                            21,326             623
   Northwest Natural Gas Co.                            38,380           1,388
   Peoples Energy Corp.                                  3,800             159
   SEMCO Energy, Inc. *                                 16,500              95
   South Jersey Industries, Inc.                        13,086             738
   Southern Union Co. *                                172,300           4,327
   Southwest Gas Corp.                                 108,938           2,632
   WGL Holdings, Inc.                                  113,800           3,523
--------------------------------------------------------------------------------
                                                                        13,507
--------------------------------------------------------------------------------
HAND/MACHINE TOOLS - 0.7%
   Kennametal, Inc.                                     36,236           1,721
   Regal-Beloit Corp.                                   53,493           1,540
--------------------------------------------------------------------------------
                                                                         3,261
--------------------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 0.8%
   Conmed Corp. *                                       40,975           1,234
   Cooper Cos., Inc.                                    10,628             775
   CTI Molecular Imaging, Inc. *                         6,282             127
   Datascope Corp.                                       1,756              54
   Hanger Orthopedic Group, Inc. *                      44,526             265
   HealthTronics Surgical Services, Inc. *               3,100              33
   Microtek Medical Holdings, Inc. *                   118,194             423
   PSS World Medical, Inc. *                             7,430              85
   Thoratec Corp. *                                      4,900              60
   Viasys Healthcare, Inc. *                            27,177             519
   Zoll Medical Corp. *                                  2,063              46
--------------------------------------------------------------------------------
                                                                         3,621
--------------------------------------------------------------------------------
HEALTHCARE - SERVICES - 2.2%
   Allied Healthcare International, Inc. *               1,200               7
   AMERIGROUP Corp. *                                  131,800           4,819
   Genesis HealthCare Corp. *                            2,057              88
   Kindred Healthcare, Inc. *                            3,400             119
   Medcath Corp. *                                       2,300              67
   OCA, Inc. *                                         140,930             599
   Pediatrix Medical Group, Inc. *                      14,305             981
   Province Healthcare Co. *                            64,739           1,560
   Res-Care, Inc. *                                      2,300              29

See Notes to the Financial Statements.

                               NORTHERN FUNDS ANNUAL REPORT   109   EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP VALUE FUND (continued)

                                                        NUMBER           VALUE
                                                       OF SHARES         (000S)
COMMON STOCKS - 96.6% - CONTINUED
HEALTHCARE - SERVICES - 2.2% - (CONTINUED)
   Sunrise Senior Living, Inc. *                        46,123          $2,242
   Symbion, Inc. *                                       1,524              33
--------------------------------------------------------------------------------
                                                                        10,544
--------------------------------------------------------------------------------
HOLDING COMPANIES - DIVERSIFIED - 0.1%
   Resource America, Inc., Class A                       8,650             303
   Walter Industries, Inc.                               3,900             166
--------------------------------------------------------------------------------
                                                                           469
--------------------------------------------------------------------------------
HOME BUILDERS - 0.3%
   Beazer Homes USA, Inc.                               18,129             904
   Coachmen Industries, Inc.                             1,800              24
   Dominion Homes, Inc. *                                7,954             135
   Levitt Corp., Class A                                 1,925              49
   M/I Homes, Inc.                                       1,310              64
   Modtech Holdings, Inc. *                             14,232             121
   Orleans Homebuilders, Inc.                            4,925              91
   Palm Harbor Homes, Inc. *                             2,779              45
   Skyline Corp.                                         2,202              85
   Technical Olympic USA, Inc.                              22               1
--------------------------------------------------------------------------------
                                                                         1,519
--------------------------------------------------------------------------------
HOME FURNISHINGS - 0.1%
   Flexsteel Industries, Inc.                           17,023             281
   Kimball International, Inc., Class B                  1,862              27
--------------------------------------------------------------------------------
                                                                           308
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 0.5%
   American Banknote Corp. *                                27               -
   American Greetings Corp., Class A                     6,400             163
   Central Garden and Pet Co. *                          9,542             419
   CSS Industries, Inc.                                 44,390           1,622
   Ennis Business Forms, Inc.                            2,500              42
   Russ Berrie & Co., Inc.                               6,547             125
   Water Pik Technologies, Inc. *                        7,638             151
--------------------------------------------------------------------------------
                                                                         2,522
--------------------------------------------------------------------------------
HOUSEWARES - 0.0%
   Enesco Group, Inc. *                                 28,302             188
--------------------------------------------------------------------------------
INSURANCE - 6.4%
   21st Century Insurance Group                          6,400              89
   American Physicians Capital, Inc. *                   1,376              47
   AmerUs Group Co.                                      8,465             400
   Baldwin & Lyons, Inc., Class B                        3,023              78
   CNA Surety Corp. *                                   14,400             196
   Commerce Group, Inc.                                  8,363             518

                                                        NUMBER           VALUE
                                                       OF SHARES         (000S)
COMMON STOCKS - 96.6% - CONTINUED
INSURANCE - 6.4% - (CONTINUED)
   Crawford & Co., Class A                               3,600             $25
   Delphi Financial Group, Inc., Class A                71,300           3,066
   EMC Insurance Group, Inc.                             6,519             124
   Erie Family Life Insurance Co.                        6,500             207
   FBL Financial Group, Inc., Class A                   19,750             553
   Financial Industries Corp.                            5,000              40
   First Acceptance Corp. *                              2,900              31
   Great American Financial Resources, Inc.             62,892           1,065
   Harleysville Group, Inc.                              4,681              93
   Horace Mann Educators Corp.                          39,097             694
   Independence Holding Co.                             13,604             245
   Kansas City Life Insurance Co.                          106               5
   Landamerica Financial Group, Inc.                    42,923           2,147
   Midland (The) Co.                                     8,097             255
   Navigators Group, Inc. *                             14,812             491
   Presidential Life Corp.                               2,300              37
   ProAssurance Corp. *                                 57,109           2,256
   PXRE Group Ltd.                                         900              23
   RLI Corp.                                            78,500           3,254
   Safety Insurance Group, Inc.                          1,549              48
   Selective Insurance Group, Inc.                      80,468           3,720
   State Auto Financial Corp.                            2,700              72
   Stewart Information Services Corp.                   67,305           2,525
   UICI                                                134,122           3,253
   United America Indemnity Ltd., Class A *              1,900              36
   United Fire & Casualty Co.                           33,796           1,143
   Universal American Financial Corp. *                244,361           4,228
   USI Holdings Corp. *                                  5,395              64
--------------------------------------------------------------------------------
                                                                        31,028
--------------------------------------------------------------------------------
INTERNET - 0.4%
   AsiaInfo Holdings, Inc. *                            10,674              54
   ePlus, Inc. *                                         2,420              28
   Keynote Systems, Inc. *                               1,762              21
   Neoforma, Inc. *                                     26,090             207
   NetBank, Inc.                                       148,408           1,259
   SonicWALL, Inc. *                                     7,400              38
   Valueclick, Inc. *                                    7,476              79
   Verity, Inc. *                                        4,140              39
--------------------------------------------------------------------------------
                                                                         1,725
--------------------------------------------------------------------------------
INVESTMENT COMPANIES - 0.0%
   Capital Southwest Corp.                                 500              39
   Gladstone Capital Corp.                               2,100              45

See Notes to the Financial Statements.

EQUITY FUNDS   110   NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                        NUMBER           VALUE
                                                       OF SHARES         (000S)
COMMON STOCKS - 96.6% - CONTINUED
INVESTMENT COMPANIES - 0.0% - (CONTINUED)
   MCG Capital Corp.                                     5,500             $85
--------------------------------------------------------------------------------
                                                                           169
--------------------------------------------------------------------------------
IRON/STEEL - 2.0%
   Gibraltar Industries, Inc.                           77,515           1,701
   Material Sciences Corp. *                            12,000             161
   Reliance Steel & Aluminum Co.                        78,065           3,123
   Shiloh Industries, Inc. *                             2,200              29
   Steel Dynamics, Inc.                                121,720           4,193
   Steel Technologies, Inc.                              7,859             189
   Wheeling-Pittsburgh Corp. *                           1,400              43
--------------------------------------------------------------------------------
                                                                         9,439
--------------------------------------------------------------------------------
LEISURE TIME - 0.1%
   K2, Inc. *                                           52,605             723
--------------------------------------------------------------------------------
LODGING - 0.5%
   Aztar Corp. *                                        27,098             774
   Marcus Corp.                                         73,488           1,506
--------------------------------------------------------------------------------
                                                                         2,280
--------------------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 1.0%
   Astec Industries, Inc. *                              2,870              63
   JLG Industries, Inc.                                 39,388             849
   Terex Corp. *                                        89,554           3,878
--------------------------------------------------------------------------------
                                                                         4,790
--------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 2.0%
   Alamo Group, Inc.                                     5,600             139
   Applied Industrial Technologies, Inc.                73,584           2,001
   Cascade Corp.                                        14,901             522
   Flowserve Corp. *                                    65,022           1,682
   Gardner Denver, Inc. *                                9,744             385
   Gerber Scientific, Inc. *                             5,700              41
   Kadant, Inc. *                                       29,321             544
   Robbins & Myers, Inc.                                 5,541             122
   Sauer-Danfoss, Inc.                                 115,185           2,607
   Stewart & Stevenson Services, Inc.                   27,800             636
   Thomas Industries, Inc.                              19,849             787
--------------------------------------------------------------------------------
                                                                         9,466
--------------------------------------------------------------------------------
MEDIA - 0.5%
   American Satellite Network *                            255               -
   Emmis Communications Corp., Class A *                 6,400             123
   Liberty Corp.                                        12,200             495
   Media General, Inc., Class A                         16,924           1,047
   Pulitzer, Inc.                                        2,519             160

                                                        NUMBER           VALUE
                                                       OF SHARES         (000S)
COMMON STOCKS - 96.6% - CONTINUED
MEDIA - 0.5% - (CONTINUED)
   Scholastic Corp. *                                   20,607            $760
--------------------------------------------------------------------------------
                                                                         2,585
--------------------------------------------------------------------------------
METAL FABRICATION/HARDWARE - 1.6%
   CIRCOR International, Inc.                           40,609           1,001
   Commercial Metals Co.                               146,300           4,958
   Mueller Industries, Inc.                             18,722             527
   Penn Engineering & Manufacturing Corp.                1,300              23
   Quanex Corp.                                         23,107           1,232
   Worthington Industries, Inc.                          2,100              41
--------------------------------------------------------------------------------
                                                                         7,782
--------------------------------------------------------------------------------
MINING - 0.3%
   Amcol International Corp.                            57,935           1,087
   Stillwater Mining Co. *                               9,200              91
   USEC, Inc.                                           18,341             298
--------------------------------------------------------------------------------
                                                                         1,476
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 2.2%
   Ameron International Corp.                           39,205           1,411
   Applied Films Corp. *                                 1,733              40
   Aptargroup, Inc.                                     72,200           3,753
   ESCO Technologies, Inc. *                            14,409           1,158
   Flanders Corp. *                                      3,176              36
   Griffon Corp. *                                       4,623              99
   Jacuzzi Brands, Inc. *                               19,248             188
   Myers Industries, Inc.                               38,699             546
   Smith (A.O.) Corp.                                   71,916           2,076
   Standex International Corp.                          11,782             322
   Tredegar Corp.                                       34,955             589
   Trinity Industries, Inc.                              9,771             275
--------------------------------------------------------------------------------
                                                                        10,493
--------------------------------------------------------------------------------
OFFICE FURNISHINGS - 0.0%
   CompX International, Inc.                               200               3
   Steelcase, Inc., Class A                              2,000              28
--------------------------------------------------------------------------------
                                                                            31
--------------------------------------------------------------------------------
OFFICE/BUSINESS EQUIPMENT - 0.0%
   Imagistics International, Inc. *                      2,100              73
--------------------------------------------------------------------------------
OIL & GAS - 4.4%
   Brigham Exploration Co. *                             4,400              41
   Carrizo Oil & Gas, Inc. *                               700              12
   Clayton Williams Energy, Inc. *                      29,812             772
   Harvest Natural Resources, Inc. *                   118,575           1,410
   Houston Exploration Co. *                            68,100           3,878

See Notes to the Financial Statements.

                               NORTHERN FUNDS ANNUAL REPORT   111   EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP VALUE FUND (continued)

                                                        NUMBER          VALUE
                                                       OF SHARES       (000S)
COMMON STOCKS - 96.6% - CONTINUED
OIL & GAS - 4.4% - (CONTINUED)
   Magnum Hunter Resources, Inc. *                     265,000          $4,269
   Meridian Resource Corp. *                             8,300              43
   Petroleum Development Corp. *                           855              32
   Plains Exploration & Production Co. *                 2,590              91
   Range Resources Corp.                               134,636           3,145
   Spinnaker Exploration Co. *                           3,100             110
   Stone Energy Corp. *                                 67,200           3,264
   Vintage Petroleum, Inc.                             128,553           4,044
--------------------------------------------------------------------------------
                                                                        21,111
--------------------------------------------------------------------------------
OIL & GAS SERVICES - 1.2%
   Lufkin Industries, Inc.                               2,797             135
   Oil States International, Inc. *                    199,300           4,096
   Universal Compression Holdings, Inc. *                3,402             129
   Veritas DGC, Inc. *                                   2,500              75
   Willbros Group, Inc. *                               57,000           1,151
--------------------------------------------------------------------------------
                                                                         5,586
--------------------------------------------------------------------------------
PACKAGING & CONTAINERS - 0.3%
   Chesapeake Corp.                                     43,697             918
   Greif Inc., Class A                                   4,835             337
--------------------------------------------------------------------------------
                                                                         1,255
--------------------------------------------------------------------------------
PHARMACEUTICALS - 0.1%
   Accredo Health, Inc. *                                2,000              89
   Omega Protein Corp. *                                65,689             448
--------------------------------------------------------------------------------
                                                                           537
--------------------------------------------------------------------------------
PIPELINES - 0.1%
   Kinder Morgan Management LLC *                      307,825               -
   Magellan Midstream Partners                           4,100             250
   Pacific Energy Partners LP                              200               6
   TC Pipelines LP                                       3,600             129
   TransMontaigne, Inc. *                               28,300             227
--------------------------------------------------------------------------------
                                                                           612
--------------------------------------------------------------------------------
REAL ESTATE - 0.9%
   Avatar Holdings, Inc. *                               2,519             118
   Bresler & Reiner, Inc. *                              2,200              64
   Jones Lang LaSalle, Inc. *                           51,074           2,383
   Trammell Crow Co. *                                  54,378           1,118
   W.P. Carey & Co. LLC                                 19,300             586
--------------------------------------------------------------------------------
                                                                         4,269
--------------------------------------------------------------------------------
REITS - 9.1%
   Acadia Realty Trust                                  30,123             484
   American Home Mortgage Investment Corp.               5,975             171

                                                        NUMBER          VALUE
                                                       OF SHARES        (000S)
COMMON STOCKS - 96.6% - CONTINUED
REITS - 9.1% - (CONTINUED)
   American Land Lease, Inc.                            26,088     $       604
   American Mortgage Acceptance Co.                      4,900              68
   AMLI Residential Properties Trust                     7,137             196
   Anthracite Capital, Inc.                              3,200              36
   Brandywine Realty Trust                              36,768           1,044
   Capital Automotive                                    4,385             145
   Capital Trust, Class A                               13,019             432
   Commercial Net Lease Realty                         129,686           2,393
   Correctional Properties Trust                        17,628             445
   Cousins Properties, Inc.                              6,700             173
   CRT Properties, Inc.                                 78,749           1,715
   EastGroup Properties, Inc.                           22,365             843
   Equity One, Inc.                                    170,728           3,515
   Gables Residential Trust                             36,669           1,221
   Glenborough Realty Trust, Inc.                       17,700             338
   Healthcare Realty Trust, Inc.                        84,500           3,079
   Heritage Property Investment Trust                   14,708             437
   Hersha Hospitality Trust                              1,400              14
   Highwoods Properties, Inc.                            5,000             134
   Home Properties of New York, Inc.                    15,600             605
   IMPAC Mortgage Holdings, Inc.                       160,500           3,078
   Innkeepers USA Trust                                  5,800              75
   Investors Real Estate Trust                          13,793             129
   Kilroy Realty Corp.                                  90,900           3,719
   LaSalle Hotel Properties                              7,152             208
   MFA Mortgage Investments, Inc.                      110,306             839
   Mid-America Apartment Communities, Inc.                 302              11
   Mission West Properties                               4,735              50
   National Health Investors, Inc.                      39,671           1,031
   National Health Realty, Inc.                            400               7
   Newcastle Investment Corp.                           80,195           2,374
   OMEGA Healthcare Investors, Inc.                     12,995             143
   Parkway Properties, Inc.                             24,690           1,153
   Pennsylvania Real Estate Investment Trust            89,800           3,621
   Post Properties, Inc.                                 3,800             118
   Prentiss Properties Trust                            57,923           1,979
   PS Business Parks, Inc.                              46,457           1,872
   RAIT Investment Trust                                33,029             886
   Ramco-Gershenson Properties                          13,781             374
   Saxon Capital, Inc.                                 129,050           2,220
   Senior Housing Properties Trust                      66,239           1,105
   Sovran Self Storage, Inc.                            11,061             438

See Notes to the Financial Statements.

EQUITY FUNDS   112   NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005


                                                        NUMBER           VALUE
                                                       OF SHARES         (000S)
COMMON STOCKS - 96.6% - CONTINUED
REITS - 9.1% - (CONTINUED)
   Winston Hotels, Inc.                                 13,800            $161
--------------------------------------------------------------------------------
                                                                        43,683
--------------------------------------------------------------------------------
RETAIL - 7.1%
   AnnTaylor Stores Corp. *                              6,100             156
   Bob Evans Farms, Inc.                                 3,060              72
   Brookstone, Inc. *                                   10,931             177
   Brown Shoe Co., Inc.                                  1,600              55
   Buckle (The), Inc.                                    1,400              49
   Burlington Coat Factory Warehouse Corp.              50,600           1,452
   Casey's General Stores, Inc.                         22,488             404
   Cash America International, Inc.                      1,109              24
   Charlotte Russe Holding, Inc. *                       6,739              87
   Charming Shoppes, Inc. *                            160,264           1,303
   Dave & Buster's, Inc. *                               6,626             124
   DEB Shops, Inc.                                         601              17
   Dress Barn, Inc. *                                    3,631              66
   Ezcorp, Inc. *                                        1,700              23
   Finlay Enterprises, Inc. *                            9,564             126
   Frisch's Restaurants, Inc.                              800              21
   GameStop Corp., Class A *                            50,670           1,123
   Goody's Family Clothing, Inc.                         8,864              80
   Group 1 Automotive, Inc. *                            6,431             169
   Haverty Furniture Cos., Inc.                         12,475             190
   IHOP Corp.                                            1,008              48
   Jo-Ann Stores, Inc. *                                 1,900              53
   Krispy Kreme Doughnuts, Inc. *                        8,200              63
   Landry's Restaurants, Inc.                           71,523           2,068
   Linens 'N Things, Inc. *                             39,357             977
   Lithia Motors, Inc., Class A                         10,554             270
   Lone Star Steakhouse & Saloon, Inc.                  85,175           2,462
   Longs Drug Stores Corp.                              51,368           1,758
   MarineMax, Inc. *                                    44,227           1,379
   Men's Wearhouse, Inc. *                              21,534             909
   Movado Group, Inc.                                    8,952             166
   Neiman Marcus Group (The), Inc., Class A             61,900           5,664
   Noland Co.                                            2,560             121
   O'Charleys, Inc. *                                    7,641             166
   Pantry (The), Inc. *                                 53,792           1,666
   PC Connection, Inc. *                                   300               2
   Pep Boys - Manny, Moe & Jack                         87,830           1,544
   School Specialty, Inc. *                              9,698             380
   Shoe Carnival, Inc. *                                 6,544             115

                                                        NUMBER           VALUE
                                                       OF SHARES         (000S)
COMMON STOCKS - 96.6% - CONTINUED
RETAIL - 7.1% - (CONTINUED)
   ShopKo Stores, Inc. *                                51,174          $1,137
   Smart & Final, Inc. *                                49,985             608
   Sonic Automotive, Inc.                               67,548           1,534
   Sports Authority (The), Inc. *                       24,042             661
   Stage Stores, Inc. *                                  9,616             369
   Steak n Shake (The) Co. *                             2,317              45
   Stein Mart, Inc. *                                    3,653              82
   Syms Corp.                                              500               7
   TBC Corp. *                                          41,064           1,144
   United Auto Group, Inc.                              62,122           1,729
   West Marine, Inc. *                                  56,890           1,210
   Worldwide Restaurant Concepts, Inc. *                 1,400               7
--------------------------------------------------------------------------------
                                                                        34,062
--------------------------------------------------------------------------------
SAVINGS & LOANS - 4.3%
   Anchor BanCorp Wisconsin, Inc.                        1,700              48
   BankAtlantic Bancorp, Inc., Class A                  67,419           1,173
   BankUnited Financial Corp., Class A                  29,190             784
   Beverly Hills Bancorp, Inc.                           1,138              12
   Brookline Bancorp, Inc.                              92,110           1,372
   Camco Financial Corp.                                 1,021              14
   CFS Bancorp, Inc.                                     9,099             125
   Citizens First Bancorp, Inc.                          4,688             105
   Clifton Savings Bancorp, Inc.                         2,752              31
   Commercial Capital Bancorp, Inc.                     42,570             866
   Commercial Federal Corp.                            121,186           3,351
   Downey Financial Corp.                               18,031           1,109
   EFC Bancorp, Inc.                                     9,570             245
   First Defiance Financial Corp.                       20,925             544
   First Niagara Financial Group, Inc.                   1,864              25
   First Place Financial Corp. of Ohio                  14,123             258
   FirstBank NW Corp.                                       90               3
   FirstFed Financial Corp. *                           50,356           2,569
   HMN Financial, Inc.                                     990              31
   Horizon Financial Corp.                                 939              18
   ITLA Capital Corp. *                                 20,755           1,037
   MAF Bancorp, Inc.                                    16,966             705
   MASSBANK Corp.                                        6,169             233
   MutualFirst Financial, Inc.                           6,721             154
   Northwest Bancorp, Inc.                               3,297              71
   Partners Trust Financial Group, Inc.                 11,945             127
   PennFed Financial Services, Inc.                      1,900              28

See Notes to the Financial Statements.

                               NORTHERN FUNDS ANNUAL REPORT   113   EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
SMALL CAP VALUE FUND (continued)

                                                     NUMBER           VALUE
                                                   OF SHARES          (000S)
COMMON STOCKS - 96.6% - CONTINUED
SAVINGS & LOANS - 4.3% - (CONTINUED)
   PFF Bancorp, Inc.                                   49,239          $1,359
   Provident Bancorp, Inc.                              4,100              50
   Provident Financial Holdings                         3,143              93
   Sterling Financial Corp. of Washington *            52,535           1,875
   TierOne Corp.                                        1,500              35
   Timberland Bancorp, Inc.                             6,244             138
   United Community Financial Corp. of Ohio           164,686           1,826
   Westfield Financial, Inc.                            2,619              65
   Woronoco Bancorp, Inc.                               7,400             254
--------------------------------------------------------------------------------
                                                                       20,733
--------------------------------------------------------------------------------
SEMICONDUCTORS - 1.0%
   Dupont Photomasks, Inc. *                            2,400              64
   Emulex Corp. *                                     206,087           3,883
   Entegris, Inc. *                                     6,824              68
   ESS Technology, Inc. *                              63,766             336
   Exar Corp. *                                         4,400              59
   Integrated Device Technology, Inc. *                12,336             148
   Pericom Semiconductor Corp. *                        2,200              19
   Richardson Electronics Ltd.                            800               8
   Skyworks Solutions, Inc. *                          16,534             105
   Standard Microsystems Corp. *                        2,200              38
   Veeco Instruments, Inc. *                            3,730              56
--------------------------------------------------------------------------------
                                                                        4,784
--------------------------------------------------------------------------------
SOFTWARE - 1.6%
   Ascential Software Corp. *                         221,923           4,112
   CallWave, Inc. *                                       500               3
   eFunds Corp. *                                     105,982           2,365
   JDA Software Group, Inc. *                          55,808             784
   MapInfo Corp. *                                      2,376              29
   Micromuse, Inc. *                                    9,000              41
   Midway Games, Inc. *                                11,900             122
   MRO Software, Inc. *                                 1,400              20
   NDCHealth Corp.                                      3,700              59
   NetIQ Corp. *                                        6,330              72
   Pegasystems, Inc. *                                  3,000              16
   Phoenix Technologies Ltd. *                         30,689             292
--------------------------------------------------------------------------------
                                                                        7,915
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 1.0%
   Adaptec, Inc. *                                     13,900              66
   Aeroflex, Inc. *                                    73,282             684
   Anixter International, Inc. *                       21,536             778
   Atlantic Tele-Network, Inc.                          1,400              45


                                                      NUMBER           VALUE
                                                    OF SHARES          (000S)
COMMON STOCKS - 96.6% - CONTINUED
TELECOMMUNICATIONS - 1.0% - (CONTINUED)
   Black Box Corp.                                      2,100             $78
   Comtech Telecommunications *                         8,151             425
   CT Communications, Inc.                             60,019             632
   EMS Technologies, Inc. *                            74,469           1,013
   Hypercom Corp. *                                   166,102             786
   Powerwave Technologies, Inc. *                       3,097              24
   Price Communications Corp. *                         3,875              68
   Sunrise Telecom, Inc.                               15,455              42
   Time Warner Telecom, Inc., Class A *                 2,546              10
--------------------------------------------------------------------------------
                                                                        4,651
--------------------------------------------------------------------------------
TEXTILES - 0.4%
   Angelica Corp.                                       4,319             121
   G & K Services, Inc., Class A                        7,286             294
   Quaker Fabric Corp.                                  8,028              26
   Unifirst Corp. of Massachusetts                     37,571           1,499
--------------------------------------------------------------------------------
                                                                        1,940
--------------------------------------------------------------------------------
TOYS, GAMES & HOBBIES - 0.4%
   Department 56, Inc. *                               37,061             647
   Jakks Pacific, Inc. *                               16,645             357
   RC2 Corp. *                                         20,147             685
   Topps (The) Co.                                      2,900              27
--------------------------------------------------------------------------------
                                                                        1,716
--------------------------------------------------------------------------------
TRANSPORTATION - 3.2%
   Alexander & Baldwin, Inc.                           48,450           1,996
   Covenant Transport, Inc., Class A *                 23,669             417
   Genesee & Wyoming, Inc., Class A *                  11,064             287
   Gulfmark Offshore, Inc. *                            9,611             249
   Kansas City Southern Industries, Inc. *             65,202           1,256
   Marten Transport Ltd. *                              8,000             171
   Offshore Logistics, Inc. *                          49,643           1,654
   OMI Corp.                                          162,100           3,104
   Overseas Shipholding Group                          71,600           4,504
   U.S. Xpress Enterprises, Inc., Class A *             9,842             161
   USA Truck, Inc. *                                      254               6
   USF Corp.                                           29,700           1,433
--------------------------------------------------------------------------------
                                                                       15,238
--------------------------------------------------------------------------------
TRUCKING & LEASING - 0.4%
   AMERCO, Inc. *                                       2,072              96
   GATX Corp.                                          45,230           1,501
   Greenbrier Cos., Inc.                                3,828             135
   Interpool, Inc.                                      8,600             190
--------------------------------------------------------------------------------
                                                                        1,922
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

EQUITY FUNDS   114   NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                      NUMBER           VALUE
                                                    OF SHARES          (000S)
COMMON STOCKS - 96.6% - CONTINUED
WATER - 0.0%
   American States Water Co.                            5,541            $140
   California Water Service Group                       2,305              77
--------------------------------------------------------------------------------
                                                                          217
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $339,013)                                                       465,854

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)       (000S)
CONVERTIBLE BOND - 0 .0%
DISTRIBUTION/WHOLESALE - 0.0%
   Timco Aviation Services, Inc., (1)
       8.00%, 1/2/07                                       $1               -
--------------------------------------------------------------------------------
TOTAL CONVERTIBLE BOND
--------------------------------------------------------------------------------
(COST $-)                                                                   -

CORPORATE BOND - 0.0%
METAL FABRICATION/HARDWARE - 0.0%
   Mueller Industries, Inc.,
       6.00%, 11/1/14                                     137             132
--------------------------------------------------------------------------------
TOTAL CORPORATE BOND
--------------------------------------------------------------------------------
(COST $135)                                                               132

                                                           NUMBER        VALUE
                                                         OF SHARES       (000S)
OTHER - 0.0%
   Escrow DLB Oil & Gas *                                    2,100          -
--------------------------------------------------------------------------------
TOTAL OTHER
--------------------------------------------------------------------------------
(COST $-)                                                                   -
WARRANTS - 0.0%
   American Banknote Corp., Exp. 10/1/07 *                      18          -
   Timco Aviation Services, Inc., Exp. 12/31/07 *              864          -
--------------------------------------------------------------------------------
TOTAL WARRANTS
--------------------------------------------------------------------------------
(COST $-)                                                                   -

                                                           NUMBER        VALUE
                                                         OF SHARES       (000S)
INVESTMENT COMPANY - 0.1%
   iShares Russell 2000 Value Index Fund                     2,950        $544
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANY
--------------------------------------------------------------------------------
(COST $514)                                                                544

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)       (000S)
SHORT-TERM INVESTMENTS - 3.3%
   Barclays Bank, Global Treasury Services,
   London, Eurodollar Time Deposit,
     2.95%, 4/1/05                                         $14,881      14,881
   U.S. Treasury Bill, (2)
     2.84%, 7/14/05                                          1,225       1,215
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------
(COST $16,096)                                                          16,096
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.0%
--------------------------------------------------------------------------------
(COST $355,758)                                                        482,626
--------------------------------------------------------------------------------
   Liabilities less Other Assets - 0.0%                                   (132)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                   $482,494

(1) Fair valued security

(2) Security pledged as collateral to cover margin requirements for open futures contracts.

*   Non-Income Producing Security

At March 31, 2005, the Small Cap Value Fund had open futures contracts as follows:

                           NOTIONAL                          UNREALIZED
                NUMBER OF   AMOUNT    CONTRACT   CONTRACT       LOSS
   TYPE         CONTRACTS   (000S)    POSITION     EXP.        (000S)
Russell 2000      55       $16,990      Long      6/05         $(326)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

                               NORTHERN FUNDS ANNUAL REPORT   115   EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS                                           MARCH 31, 2005
SMALL CAP VALUE FUND (continued)


At March 31, 2005, the industry sectors for the Small Cap Value Fund were:

INDUSTRY SECTOR                                                 % OF INVESTMENTS
Consumer Discretionary                                                  14.3%
Consumer Staples                                                         3.9
Energy                                                                   8.0
Financials                                                              31.3
Health Care                                                              3.9
Industrials                                                             16.4
Information Technology                                                   7.6
Materials                                                                8.9
Telecommunication Services                                               0.2
Utilities                                                                5.5
--------------------------------------------------------------------------------
Total                                                                  100.0%

See Notes to the Financial Statements.

EQUITY FUNDS   116   NORTHERN FUNDS ANNUAL REPORT

                                                                    EQUITY FUNDS
SCHEDULE OF INVESTMENTS                                           MARCH 31, 2005
STOCK INDEX FUND

                                                      NUMBER        VALUE
                                                    OF SHARES       (000S)
COMMON STOCKS - 98.0%
ADVERTISING - 0.2%
   Interpublic Group of Cos. (The), Inc. *           14,800            $182
   Omnicom Group                                      6,400             566
--------------------------------------------------------------------------------
                                                                        748
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 1.8%
   Boeing (The) Co.                                  30,768           1,799
   General Dynamics Corp.                             6,900             738
   Goodrich Corp.                                     4,200             161
   L-3 Communications Holdings, Inc.                  3,700             263
   Lockheed Martin Corp.                             15,046             919
   Northrop Grumman Corp.                            12,598             680
   Raytheon Co.                                      15,600             604
   Rockwell Collins, Inc.                             6,100             290
   United Technologies Corp.                         17,700           1,799
--------------------------------------------------------------------------------
                                                                      7,253
--------------------------------------------------------------------------------
AGRICULTURE - 1.6%
   Altria Group, Inc.                                72,100           4,715
   Archer-Daniels-Midland Co.                        21,992             540
   Monsanto Co.                                       9,141             590
   Reynolds American, Inc.                            4,200             338
   UST, Inc.                                          5,700             295
--------------------------------------------------------------------------------
                                                                      6,478
--------------------------------------------------------------------------------
AIRLINES - 0.1%
   Delta Air Lines, Inc. *                            4,800              20
   Southwest Airlines Co.                            27,030             385
--------------------------------------------------------------------------------
                                                                        405
--------------------------------------------------------------------------------
APPAREL - 0.4%
   Coach, Inc. *                                      6,600             374
   Jones Apparel Group, Inc.                          4,200             141
   Liz Claiborne, Inc.                                3,800             152
   NIKE, Inc., Class B                                8,200             683
   Reebok International Ltd.                          2,000              89
   VF Corp.                                           3,828             226
--------------------------------------------------------------------------------
                                                                      1,665
--------------------------------------------------------------------------------
AUTO MANUFACTURERS - 0.5%
   Ford Motor Co.                                    63,275             717
   General Motors Corp.                              21,800             640
   Navistar International Corp. *                     2,280              83
   PACCAR, Inc.                                       6,035             437
--------------------------------------------------------------------------------
                                                                      1,877
--------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 0.2%
   Cooper Tire & Rubber Co.                           2,600              48

                                                      NUMBER        VALUE
                                                    OF SHARES       (000S)
COMMON STOCKS - 98.0% - CONTINUED
AUTO PARTS & EQUIPMENT - 0.2% - (CONTINUED)
   Dana Corp.                                         5,272             $67
   Delphi Corp.                                      19,610              88
   Goodyear Tire & Rubber (The) Co. *                 6,258              83
   Johnson Controls, Inc.                             6,600             368
   Visteon Corp. *                                    4,699              27
--------------------------------------------------------------------------------
                                                                        681
--------------------------------------------------------------------------------
BANKS - 6.2%
   AmSouth Bancorp                                   12,550             326
   Bank of America Corp.                            144,640           6,379
   Bank of New York Co. (The), Inc.                  26,800             779
   BB&T Corp.                                        20,600             805
   Comerica, Inc.                                     5,950             328
   Compass Bancshares, Inc.                           3,400             154
   Fifth Third Bancorp                               19,230             826
   First Horizon National Corp. NA                    4,300             175
   Huntington Bancshares, Inc.                        8,272             198
   KeyCorp                                           14,100             458
   M&T Bank Corp.                                     4,000             408
   Marshall & Ilsley Corp.                            8,100             338
   Mellon Financial Corp.                            14,600             417
   National City Corp.                               22,900             767
   North Fork Bancorporation, Inc.                   16,350             454
   PNC Financial Services Group, Inc.                 9,800             504
   Regions Financial Corp.                           16,200             525
   State Street Corp.                                11,600             507
   SunTrust Banks, Inc.                              12,500             901
   Synovus Financial Corp.                           10,750             299
   U.S. Bancorp                                      64,577           1,861
   Wachovia Corp.                                    57,487           2,927
   Wells Fargo & Co.                                 60,557           3,621
   Zions Bancorporation                               3,100             214
--------------------------------------------------------------------------------
                                                                     24,171
--------------------------------------------------------------------------------
BEVERAGES - 2.3%
   Anheuser-Busch Cos., Inc.                         27,688           1,312
   Brown-Forman Corp., Class B                        4,200             230
   Coca-Cola (The) Co.                               81,700           3,405
   Coca-Cola Enterprises, Inc.                       14,300             293
   Molson Coors Brewing Co., Class B                  2,700             208
   Pepsi Bottling Group, Inc.                         8,700             242
   PepsiCo, Inc.                                     59,280           3,144
--------------------------------------------------------------------------------
                                                                      8,834
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

                               NORTHERN FUNDS ANNUAL REPORT   117   EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
STOCK INDEX FUND (continued)

                                                      NUMBER        VALUE
                                                    OF SHARES       (000S)
COMMON STOCKS - 98.0% - CONTINUED
BIOTECHNOLOGY - 1.0%
   Amgen, Inc. *                                     44,136          $2,569
   Biogen Idec, Inc. *                               12,255             423
   Chiron Corp. *                                     6,100             214
   Genzyme Corp. *                                    8,500             486
   Medimmune, Inc. *                                  8,600             205
   Millipore Corp. *                                  1,800              78
--------------------------------------------------------------------------------
                                                                      3,975
--------------------------------------------------------------------------------
BUILDING MATERIALS - 0.3%
   American Standard Companies, Inc.                  7,300             339
   Masco Corp.                                       15,900             551
   Vulcan Materials Co.                               3,600             205
--------------------------------------------------------------------------------
                                                                      1,095
--------------------------------------------------------------------------------
CHEMICALS - 1.7%
   Air Products & Chemicals, Inc.                     7,900             500
   Ashland, Inc.                                      2,500             169
   Dow Chemical (The) Co.                            33,471           1,668
   du Pont (E.I.) de Nemours & Co.                   35,277           1,808
   Eastman Chemical Co.                               2,675             158
   Ecolab, Inc.                                       8,900             294
   Engelhard Corp.                                    4,362             131
   Great Lakes Chemical Corp.                         1,900              61
   Hercules, Inc. *                                   3,900              56
   International Flavors & Fragrances, Inc.           3,300             130
   PPG Industries, Inc.                               5,900             422
   Praxair, Inc.                                     11,300             541
   Rohm & Haas Co.                                    7,843             376
   Sherwin-Williams (The) Co.                         4,900             216
   Sigma-Aldrich Corp.                                2,400             147
--------------------------------------------------------------------------------
                                                                      6,677
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 0.8%
   Apollo Group, Inc., Class A *                      5,800             430
   Cendant Corp.                                     36,408             748
   Convergys Corp. *                                  5,100              76
   Donnelley (R.R.) & Sons Co.                        7,700             243
   Equifax, Inc.                                      4,700             144
   H&R Block, Inc.                                    5,700             288
   McKesson Corp.                                    10,141             383
   Moody's Corp.                                      5,102             413
   Paychex, Inc.                                     12,700             417
   Robert Half International, Inc.                    6,100             164
--------------------------------------------------------------------------------
                                                                      3,306
--------------------------------------------------------------------------------

                                                      NUMBER        VALUE
                                                    OF SHARES       (000S)
COMMON STOCKS - 98.0% - CONTINUED
COMPUTERS - 4.1%
   Affiliated Computer Services, Inc., Class A *      4,500            $239
   Apple Computer, Inc. *                            29,200           1,217
   Computer Sciences Corp. *                          6,600             302
   Dell, Inc. *                                      87,500           3,362
   Electronic Data Systems Corp.                     17,900             370
   EMC Corp. of Massachusetts *                      83,112           1,024
   Gateway, Inc. *                                   13,000              52
   Hewlett-Packard Co.                              106,142           2,329
   IBM Corp.                                         57,640           5,267
   Lexmark International, Inc., Class A *             4,500             360
   NCR Corp. *                                        6,400             216
   Network Appliance, Inc. *                         12,500             346
   Sun Microsystems, Inc. *                         117,800             476
   Sungard Data Systems, Inc. *                      11,100             383
   Unisys Corp. *                                    12,000              85
--------------------------------------------------------------------------------
                                                                     16,028
--------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 2.1%
   Alberto-Culver Co.                                 3,200             153
   Avon Products, Inc.                               16,344             702
   Colgate-Palmolive Co.                             18,400             960
   Gillette (The) Co.                                34,388           1,736
   Procter & Gamble Co.                              91,212           4,834
--------------------------------------------------------------------------------
                                                                      8,385
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE - 0.1%
   Genuine Parts Co.                                  6,050             263
   Grainger (W.W.), Inc.                              3,100             193
--------------------------------------------------------------------------------
                                                                        456
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 7.8%
   American Express Co.                              41,600           2,137
   Bear Stearns Cos. (The), Inc.                      3,931             393
   Capital One Financial Corp.                        8,400             628
   Charles Schwab (The) Corp.                        43,525             457
   CIT Group, Inc.                                    7,300             277
   Citigroup, Inc.                                  185,561           8,339
   Countrywide Financial Corp.                       19,700             640
   E*TRADE Financial Corp. *                         13,100             157
   Fannie Mae                                        34,800           1,895
   Federated Investors, Inc., Class B                 3,814             108
   Franklin Resources, Inc.                           7,800             536
   Freddie Mac                                       24,200           1,529
   Goldman Sachs Group, Inc.                         16,120           1,773
   Janus Capital Group, Inc.                          8,400             117

See Notes to the Financial Statements.

EQUITY FUNDS   118   NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                      NUMBER        VALUE
                                                    OF SHARES       (000S)
COMMON STOCKS - 98.0% - CONTINUED
DIVERSIFIED FINANCIAL SERVICES - 7.8% - (CONTINUED)
   Lehman Brothers Holdings, Inc.                     9,300            $876
   MBNA Corp.                                        46,407           1,139
   Merrill Lynch & Co., Inc.                         32,184           1,822
   Morgan (J.P.) Chase & Co.                        129,025           4,464
   Morgan Stanley                                    40,018           2,291
   Price (T. Rowe) Group, Inc.                        4,400             261
   Providian Financial Corp. *                       10,100             173
   SLM Corp.                                         15,100             753
--------------------------------------------------------------------------------
                                                                     30,765
--------------------------------------------------------------------------------
ELECTRIC - 2.9%
   AES Corp. *                                       22,600             370
   Allegheny Energy, Inc. *                           4,800              99
   Ameren Corp.                                       6,800             333
   American Electric Power Co.                       13,740             468
   Calpine Corp. *                                   14,700              41
   Centerpoint Energy, Inc.                          10,822             130
   Cinergy Corp.                                      6,341             257
   CMS Energy Corp. *                                 6,600              86
   Consolidated Edison, Inc.                          8,300             350
   Constellation Energy Group, Inc.                   6,100             315
   Dominion Resources, Inc. of Virginia              12,293             915
   DTE Energy Co.                                     6,100             277
   Duke Energy Corp.                                 36,504           1,022
   Edison International                              11,400             396
   Entergy Corp.                                      7,700             544
   Exelon Corp.                                      24,724           1,135
   FirstEnergy Corp.                                 11,615             487
   FPL Group, Inc.                                   12,800             514
   NiSource, Inc.                                     9,300             212
   PG&E Corp.                                        13,900             474
   Pinnacle West Capital Corp.                        3,200             136
   PPL Corp.                                          6,400             346
   Progress Energy, Inc.                              8,600             361
   Public Service Enterprise Group, Inc.              8,250             449
   Southern (The) Co.                                25,700             818
   TECO Energy, Inc.                                  6,800             107
   TXU Corp.                                          8,584             684
   Xcel Energy, Inc.                                 13,885             239
--------------------------------------------------------------------------------
                                                                     11,565
--------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
   American Power Conversion Corp.                    6,700             175
   Emerson Electric Co.                              14,500             942

                                                         NUMBER        VALUE
                                                       OF SHARES       (000S)
COMMON STOCKS - 98.0% - CONTINUED
ELECTRICAL COMPONENTS & EQUIPMENT - 0.3% -
(CONTINUED)
   Molex, Inc.                                           6,575            $173
--------------------------------------------------------------------------------
                                                                         1,290
--------------------------------------------------------------------------------
ELECTRONICS - 0.4%
   Agilent Technologies, Inc. *                         16,456             365
   Applera Corp. - Applied Biosystems Group              6,900             136
   Fisher Scientific International, Inc. *               4,000             228
   Jabil Circuit, Inc. *                                 7,100             202
   PerkinElmer, Inc.                                     4,500              93
   Sanmina-SCI Corp. *                                  18,200              95
   Solectron Corp. *                                    33,500             116
   Symbol Technologies, Inc.                             8,400             122
   Tektronix, Inc.                                       3,100              76
   Thermo Electron Corp. *                               5,500             139
   Waters Corp. *                                        4,100             147
--------------------------------------------------------------------------------
                                                                         1,719
--------------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 0.0%
   Fluor Corp.                                           2,900             161
--------------------------------------------------------------------------------
ENTERTAINMENT - 0.1%
   International Game Technology                        12,200             325
--------------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.2%
   Allied Waste Industries, Inc. *                      11,100              81
   Waste Management, Inc.                               19,873             573
--------------------------------------------------------------------------------
                                                                           654
--------------------------------------------------------------------------------
FOOD - 1.5%
   Albertson's, Inc.                                    12,745             263
   Campbell Soup Co.                                    13,200             383
   ConAgra Foods, Inc.                                  17,800             481
   General Mills, Inc.                                  12,600             619
   Heinz (H.J.) Co.                                     12,200             449
   Hershey Foods Corp.                                   7,700             466
   Kellogg Co.                                          12,400             537
   Kroger Co. *                                         25,800             414
   McCormick & Co., Inc.                                 4,800             165
   Safeway, Inc. *                                      15,700             291
   Sara Lee Corp.                                       27,100             601
   SUPERVALU, Inc.                                       4,600             153
   Sysco Corp.                                          22,200             795
   Wrigley (Wm.) Jr. Co.                                 6,900             452
--------------------------------------------------------------------------------
                                                                         6,069
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 0.6%
   Georgia-Pacific Corp.                                 8,894             316
   International Paper Co.                              17,772             654

See Notes to the Financial Statements.

                               NORTHERN FUNDS ANNUAL REPORT   119   EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
STOCK INDEX FUND (continued)

                                                         NUMBER        VALUE
                                                       OF SHARES       (000S)
COMMON STOCKS - 98.0% - CONTINUED
FOREST PRODUCTS & PAPER - 0.6% - (CONTINUED)
   Louisiana-Pacific Corp.                               3,816             $96
   MeadWestvaco Corp.                                    7,159             228
   Plum Creek Timber Co., Inc.                           6,500             232
   Temple-Inland, Inc.                                   1,950             141
   Weyerhaeuser Co.                                      8,500             582
--------------------------------------------------------------------------------
                                                                         2,249
--------------------------------------------------------------------------------
GAS - 0.2%
   KeySpan Corp.                                         5,600             218
   NICOR, Inc.                                           1,500              56
   Peoples Energy Corp.                                  1,300              54
   Sempra Energy                                         8,071             322
--------------------------------------------------------------------------------
                                                                           650
--------------------------------------------------------------------------------
HAND/MACHINE TOOLS - 0.1%
   Black & Decker Corp.                                  2,800             221
   Snap-On, Inc.                                         2,050              65
   Stanley Works (The)                                   2,900             132
--------------------------------------------------------------------------------
                                                                           418
--------------------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 3.8%
   Bard (C.R.), Inc.                                     3,600             245
   Bausch & Lomb, Inc.                                   1,900             139
   Baxter International, Inc.                           21,300             724
   Becton, Dickinson & Co.                               8,800             514
   Biomet, Inc.                                          9,750             354
   Boston Scientific Corp. *                            28,900             847
   Guidant Corp.                                        11,800             872
   Johnson & Johnson                                   106,000           7,119
   Medtronic, Inc.                                      41,900           2,135
   St. Jude Medical, Inc. *                             12,400             446
   Stryker Corp.                                        13,900             620
   Zimmer Holdings, Inc. *                               9,240             719
--------------------------------------------------------------------------------
                                                                        14,734
--------------------------------------------------------------------------------
HEALTHCARE - SERVICES - 1.6%
   Aetna, Inc.                                          10,346             775
   HCA, Inc.                                            15,147             811
   Health Management Associates, Inc., Class A           8,400             220
   Humana, Inc. *                                        5,600             179
   Laboratory Corp. of America Holdings *                4,800             231
   Manor Care, Inc.                                      3,050             111
   Quest Diagnostics, Inc.                               3,500             368
   Tenet Healthcare Corp. *                             16,300             188
   UnitedHealth Group, Inc.                             23,000           2,194

                                                         NUMBER        VALUE
                                                       OF SHARES       (000S)
COMMON STOCKS - 98.0% - CONTINUED
HEALTHCARE - SERVICES - 1.6% - (CONTINUED)
   WellPoint, Inc. *                                    10,600          $1,329
--------------------------------------------------------------------------------
                                                                         6,406
--------------------------------------------------------------------------------
HOME BUILDERS - 0.2%
   Centex Corp.                                          4,300             246
   KB Home                                               1,486             175
   Pulte Homes, Inc.                                     4,400             324
--------------------------------------------------------------------------------
                                                                           745
--------------------------------------------------------------------------------
HOME FURNISHINGS - 0.1%
   Maytag Corp.                                          2,800              39
   Whirlpool Corp.                                       2,500             169
--------------------------------------------------------------------------------
                                                                           208
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 0.5%
   Avery Dennison Corp.                                  3,800             235
   Clorox Co.                                            5,300             334
   Fortune Brands, Inc.                                  5,000             403
   Kimberly-Clark Corp.                                 16,836           1,107
--------------------------------------------------------------------------------
                                                                         2,079
--------------------------------------------------------------------------------
HOUSEWARES - 0.1%
   Newell Rubbermaid, Inc.                               9,508             209
--------------------------------------------------------------------------------
INSURANCE - 4.3%
   ACE Ltd.                                              9,800             405
   AFLAC, Inc.                                          17,600             656
   Allstate (The) Corp.                                 24,914           1,347
   AMBAC Financial Group, Inc.                           3,800             284
   American International Group, Inc.                   92,389           5,119
   AON Corp.                                            11,075             253
   Chubb Corp.                                           6,600             523
   CIGNA Corp.                                           4,700             420
   Cincinnati Financial Corp.                            5,895             257
   Hartford Financial Services Group, Inc.              10,300             706
   Jefferson-Pilot Corp.                                 4,712             231
   Lincoln National Corp.                                6,100             275
   Loews Corp.                                           6,300             463
   Marsh & McLennan Cos., Inc.                          18,100             551
   MBIA, Inc.                                            4,850             254
   Metlife, Inc.                                        25,800           1,009
   MGIC Investment Corp.                                 3,400             210
   Principal Financial Group                            10,700             412
   Progressive (The) Corp.                               6,913             634
   Prudential Financial, Inc.                           17,800           1,022
   SAFECO Corp.                                          4,400             214
   St. Paul Travelers Cos. (The), Inc.                  23,113             849

See Notes to the Financial Statements.

EQUITY FUNDS   120   NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005


                                                         NUMBER        VALUE
                                                       OF SHARES       (000S)
COMMON STOCKS - 98.0% - CONTINUED
INSURANCE - 4.3% - (CONTINUED)
   Torchmark Corp.                                       3,800            $198
   UnumProvident Corp.                                  10,461             178
   XL Capital Ltd., Class A                              4,800             347
--------------------------------------------------------------------------------
                                                                        16,817
--------------------------------------------------------------------------------
INTERNET - 1.0%
   eBay, Inc. *                                         43,224           1,611
   Monster Worldwide, Inc. *                             4,100             115
   Symantec Corp. *                                     25,800             550
   Yahoo!, Inc. *                                       45,900           1,556
--------------------------------------------------------------------------------
                                                                         3,832
--------------------------------------------------------------------------------
IRON/STEEL - 0.2%
   Allegheny Technologies, Inc.                          3,332              81
   Nucor Corp.                                           6,100             351
   United States Steel Corp.                             3,900             198
--------------------------------------------------------------------------------
                                                                           630
--------------------------------------------------------------------------------
LEISURE TIME - 0.5%
   Brunswick Corp.                                       3,400             159
   Carnival Corp.                                       19,296           1,000
   Harley-Davidson, Inc.                                10,200             589
   Sabre Holdings Corp., Class A                         4,681             103
--------------------------------------------------------------------------------
                                                                         1,851
--------------------------------------------------------------------------------
LODGING - 0.4%
   Harrah's Entertainment, Inc.                          3,850             249
   Hilton Hotels Corp.                                  13,400             299
   Marriott International, Inc., Class A                 7,700             515
   Starwood Hotels & Resorts Worldwide, Inc.             7,200             432
--------------------------------------------------------------------------------
                                                                         1,495
--------------------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 0.3%
   Caterpillar, Inc.                                    11,800           1,079
--------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 0.3%
   Cummins, Inc.                                         1,500             106
   Deere & Co.                                           9,100             611
   Rockwell Automation, Inc.                             6,200             351
--------------------------------------------------------------------------------
                                                                         1,068
--------------------------------------------------------------------------------
MEDIA - 3.7%
   Clear Channel Communications, Inc.                   19,800             682
   Comcast Corp., Class A *                             76,954           2,599
   Disney (Walt) Co.                                    74,100           2,129
   Dow Jones & Co., Inc.                                 2,900             108
   Gannett Co., Inc.                                     9,200             728
   Knight-Ridder, Inc.                                   2,700             182

                                                         NUMBER        VALUE
                                                       OF SHARES       (000S)
COMMON STOCKS - 98.0% - CONTINUED
MEDIA - 3.7% - (CONTINUED)
   McGraw-Hill Cos. (The), Inc.                          6,600            $576
   Meredith Corp.                                        1,800              84
   New York Times Co., Class A                           5,000             183
   News Corp., Class A                                 101,500           1,717
   Time Warner, Inc. *                                 163,800           2,875
   Tribune Co.                                          11,000             439
   Univision Communications, Inc., Class A *            11,200             310
   Viacom, Inc., Class B                                58,948           2,053
--------------------------------------------------------------------------------
                                                                        14,665
--------------------------------------------------------------------------------
MINING - 0.6%
   Alcoa, Inc.                                          30,412             924
   Freeport-McMoRan Copper & Gold, Inc., Class B         6,600             261
   Newmont Mining Corp.                                 15,377             650
   Phelps Dodge Corp.                                    3,330             339
--------------------------------------------------------------------------------
                                                                         2,174
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 6.1%
   3M Co.                                               27,100           2,322
   Cooper Industries Ltd., Class A                       3,200             229
   Danaher Corp.                                        10,600             566
   Dover Corp.                                           7,100             268
   Eastman Kodak Co.                                    10,000             326
   Eaton Corp.                                           5,300             347
   General Electric Co.                                377,545          13,614
   Honeywell International, Inc.                        29,712           1,106
   Illinois Tool Works, Inc.                             9,700             868
   Ingersoll-Rand Co., Class A                           5,950             474
   ITT Industries, Inc.                                  3,200             289
   Leggett & Platt, Inc.                                 6,700             194
   Pall Corp.                                            4,366             118
   Parker-Hannifin Corp.                                 4,125             251
   Textron, Inc.                                         4,800             358
   Tyco International Ltd.                              71,690           2,423
--------------------------------------------------------------------------------
                                                                        23,753
--------------------------------------------------------------------------------
OFFICE/BUSINESS EQUIPMENT - 0.2%
   Pitney Bowes, Inc.                                    8,000             361
   Xerox Corp. *                                        32,996             500
--------------------------------------------------------------------------------
                                                                           861
--------------------------------------------------------------------------------
OIL & GAS - 7.5%
   Amerada Hess Corp.                                    3,200             308
   Anadarko Petroleum Corp.                              8,906             678
   Apache Corp.                                         11,306             692
   Burlington Resources, Inc.                           13,564             679

See Notes to the Financial Statements.

                               NORTHERN FUNDS ANNUAL REPORT   121   EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
STOCK INDEX FUND (continued)

                                                         NUMBER        VALUE
                                                       OF SHARES       (000S)
COMMON STOCKS - 98.0% - CONTINUED
OIL & GAS - 7.5% - (CONTINUED)
   ChevronTexaco Corp.                                  74,606          $4,350
   ConocoPhillips                                       24,451           2,637
   Devon Energy Corp.                                   16,800             802
   EOG Resources, Inc.                                   8,200             400
   Exxon Mobil Corp.                                   225,614          13,447
   Kerr-McGee Corp.                                      6,149             482
   Marathon Oil Corp.                                   12,000             563
   Nabors Industries Ltd. *                              5,200             308
   Noble Corp.                                           4,700             264
   Occidental Petroleum Corp.                           13,900             989
   Rowan Cos., Inc. *                                    3,700             111
   Sunoco, Inc.                                          2,400             249
   Transocean, Inc. *                                   12,110             623
   Unocal Corp.                                         10,300             635
   Valero Energy Corp.                                   9,000             659
   XTO Energy, Inc.                                     12,000             394
--------------------------------------------------------------------------------
                                                                        29,270
--------------------------------------------------------------------------------
OIL & GAS SERVICES - 0.9%
   Baker Hughes, Inc.                                   11,640             518
   BJ Services Co.                                       5,600             290
   Halliburton Co.                                      18,700             809
   National-Oilwell, Inc. *                              5,800             271
   Schlumberger Ltd.                                    20,700           1,459
--------------------------------------------------------------------------------
                                                                         3,347
--------------------------------------------------------------------------------
PACKAGING & CONTAINERS - 0.1%
   Ball Corp.                                            3,900             162
   Bemis Co.                                             3,800             118
   Pactiv Corp. *                                        5,200             122
   Sealed Air Corp. *                                    2,953             153
--------------------------------------------------------------------------------
                                                                           555
--------------------------------------------------------------------------------
PHARMACEUTICALS - 5.9%
   Abbott Laboratories                                  53,900           2,513
   Allergan, Inc.                                        4,600             320
   AmerisourceBergen Corp.                               3,609             207
   Bristol-Myers Squibb Co.                             70,260           1,789
   Cardinal Health, Inc.                                14,924             833
   Caremark Rx, Inc. *                                  15,800             628
   Express Scripts, Inc. *                               2,600             227
   Forest Laboratories, Inc. *                          12,800             473
   Gilead Sciences, Inc. *                              14,944             535
   Hospira, Inc. *                                       5,480             177
   King Pharmaceuticals, Inc. *                          8,700              72

                                                         NUMBER        VALUE
                                                       OF SHARES       (000S)
COMMON STOCKS - 98.0% - CONTINUED
PHARMACEUTICALS - 5.9% - (CONTINUED)
   Lilly (Eli) & Co.                                    40,096          $2,089
   Medco Health Solutions, Inc. *                        9,768             484
   Merck & Co., Inc.                                    79,900           2,586
   Mylan Laboratories, Inc.                              9,300             165
   Pfizer, Inc.                                        264,892           6,959
   Schering-Plough Corp.                                51,100             927
   Watson Pharmaceuticals, Inc. *                        3,800             117
   Wyeth                                                47,900           2,020
--------------------------------------------------------------------------------
                                                                        23,121
--------------------------------------------------------------------------------
PIPELINES - 0.3%
   Dynegy, Inc., Class A *                              13,300              52
   El Paso Corp.                                        23,747             251
   Kinder Morgan, Inc.                                   4,300             326
   Williams Cos. (The), Inc.                            19,400             365
--------------------------------------------------------------------------------
                                                                           994
--------------------------------------------------------------------------------
REITS - 0.5%
   Apartment Investment & Management Co., Class A        3,400             126
   Archstone-Smith Trust                                 6,100             208
   Equity Office Properties Trust                       15,300             461
   Equity Residential                                    9,800             316
   ProLogis                                              6,335             235
   Simon Property Group, Inc.                            7,800             473
--------------------------------------------------------------------------------
                                                                         1,819
--------------------------------------------------------------------------------
RETAIL - 6.5%
   Autonation, Inc. *                                    9,200             174
   Autozone, Inc. *                                      2,700             231
   Bed Bath & Beyond, Inc. *                            10,500             384
   Best Buy Co., Inc.                                   11,150             602
   Big Lots, Inc. *                                      4,200              51
   Circuit City Stores, Inc.                             6,800             109
   Costco Wholesale Corp.                               17,516             774
   CVS Corp.                                            13,900             731
   Darden Restaurants, Inc.                              5,550             170
   Dillard's, Inc., Class A                              2,500              67
   Dollar General Corp.                                 11,505             252
   Family Dollar Stores, Inc.                            5,800             176
   Federated Department Stores, Inc.                     5,900             375
   Gap (The), Inc.                                      26,087             570
   Home Depot (The), Inc.                               78,455           3,000
   Kohl's Corp. *                                       11,900             614
   Limited Brands                                       14,100             343
   Lowe's Cos., Inc.                                    26,700           1,524

See Notes to the Financial Statements.

EQUITY FUNDS   122   NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                         NUMBER        VALUE
                                                       OF SHARES       (000S)
COMMON STOCKS - 98.0% - CONTINUED
RETAIL - 6.5% - (CONTINUED)
   May Department Stores (The) Co.                      11,048            $409
   McDonald's Corp.                                     44,800           1,395
   Nordstrom, Inc.                                       4,600             255
   Office Depot, Inc. *                                 10,800             240
   OfficeMax, Inc.                                       3,033             102
   Penney (J.C.) Co., Inc. (Holding Co.)                 9,900             514
   RadioShack Corp.                                      5,500             135
   Sears Holdings Corp. *                                3,473             463
   Staples, Inc.                                        18,450             580
   Starbucks Corp. *                                    13,900             718
   Target Corp.                                         31,000           1,551
   Tiffany & Co.                                         5,000             173
   TJX Cos., Inc.                                       16,800             414
   Toys "R" Us, Inc. *                                   7,475             193
   Wal-Mart Stores, Inc.                               119,200           5,973
   Walgreen Co.                                         35,800           1,590
   Wendy's International, Inc.                           4,000             156
   Yum! Brands, Inc.                                    10,200             528
--------------------------------------------------------------------------------
                                                                        25,536
--------------------------------------------------------------------------------
SAVINGS & LOANS - 0.5%
   Golden West Financial Corp.                          10,600             641
   Sovereign Bancorp, Inc.                              12,013             266
   Washington Mutual, Inc.                              30,570           1,208
--------------------------------------------------------------------------------
                                                                         2,115
--------------------------------------------------------------------------------
SEMICONDUCTORS - 3.0%
   Advanced Micro Devices, Inc. *                       13,600             219
   Altera Corp. *                                       12,900             255
   Analog Devices, Inc.                                 13,000             470
   Applied Materials, Inc.                              58,700             954
   Applied Micro Circuits Corp. *                       11,600              38
   Broadcom Corp., Class A *                            11,000             329
   Freescale Semiconductor, Inc., Class B *             13,627             235
   Intel Corp.                                         218,900           5,085
   Kla-Tencor Corp.                                      7,400             341
   Linear Technology Corp.                              11,700             448
   LSI Logic Corp. *                                    13,900              78
   Maxim Integrated Products, Inc.                      12,600             515
   Micron Technology, Inc. *                            21,200             219
   National Semiconductor Corp.                         12,500             258
   Novellus Systems, Inc. *                              4,800             128
   NVIDIA Corp. *                                        5,700             135
   PMC - Sierra, Inc. *                                  6,300              55

                                                         NUMBER        VALUE
                                                       OF SHARES       (000S)
COMMON STOCKS - 98.0% - CONTINUED
SEMICONDUCTORS - 3.0% - (CONTINUED)
   QLogic Corp. *                                        3,200            $130
   Teradyne, Inc. *                                      6,700              98
   Texas Instruments, Inc.                              59,700           1,522
   Xilinx, Inc.                                         12,100             354
--------------------------------------------------------------------------------
                                                                        11,866
--------------------------------------------------------------------------------
SOFTWARE - 4.2%
   Adobe Systems, Inc.                                   8,600             578
   Autodesk, Inc. *                                      8,000             238
   Automatic Data Processing, Inc.                      20,500             921
   BMC Software, Inc. *                                  7,900             118
   Citrix Systems, Inc. *                                6,000             143
   Computer Associates International, Inc.              19,793             536
   Compuware Corp. *                                    13,900             100
   Electronic Arts, Inc. *                              11,200             580
   First Data Corp.                                     28,223           1,109
   Fiserv, Inc. *                                        6,800             271
   IMS Health, Inc.                                      8,104             198
   Intuit, Inc. *                                        6,500             284
   Mercury Interactive Corp. *                           2,900             137
   Microsoft Corp.                                     357,700           8,646
   Novell, Inc. *                                       13,100              78
   Oracle Corp. *                                      161,500           2,016
   Parametric Technology Corp. *                         9,400              53
   Siebel Systems, Inc. *                               17,800             163
   Veritas Software Corp. *                             14,700             341
--------------------------------------------------------------------------------
                                                                        16,510
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 5.4%
   ADC Telecommunications, Inc. *                       28,200              56
   Alltel Corp.                                         10,500             576
   Andrew Corp. *                                        5,762              67
   AT&T Corp.                                           28,971             543
   Avaya, Inc. *                                        15,900             186
   BellSouth Corp.                                      63,300           1,664
   CenturyTel, Inc.                                      4,750             156
   CIENA Corp. *                                        17,900              31
   Cisco Systems, Inc. *                               228,100           4,081
   Citizens Communications Co.                          11,600             150
   Comverse Technology, Inc. *                           6,800             172
   Corning, Inc. *                                      48,800             543
   JDS Uniphase Corp. *                                 50,900              85
   Lucent Technologies, Inc. *                         152,600             420
   Motorola, Inc.                                       84,865           1,270

See Notes to the Financial Statements.

                               NORTHERN FUNDS ANNUAL REPORT   123   EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
STOCK INDEX FUND (continued)

                                                         NUMBER        VALUE
                                                       OF SHARES       (000S)
COMMON STOCKS - 98.0% - CONTINUED
TELECOMMUNICATIONS - 5.4% - (CONTINUED)
   Nextel Communications, Inc., Class A *               40,800          $1,160
   QUALCOMM, Inc.                                       60,000           2,199
   Qwest Communications International, Inc. *           63,555             235
   SBC Communications, Inc.                            115,792           2,743
   Scientific-Atlanta, Inc.                              5,400             152
   Sprint Corp.                                         53,400           1,215
   Tellabs, Inc. *                                      14,700             107
   Verizon Communications, Inc.                         99,770           3,542
--------------------------------------------------------------------------------
                                                                        21,353
--------------------------------------------------------------------------------
TEXTILES - 0.1%
   Cintas Corp.                                          5,300             219
--------------------------------------------------------------------------------
TOYS, GAMES & HOBBIES - 0.1%
   Hasbro, Inc.                                          6,112             125
   Mattel, Inc.                                         14,341             306
--------------------------------------------------------------------------------
                                                                           431
--------------------------------------------------------------------------------
TRANSPORTATION - 1.6%
   Burlington Northern Santa Fe Corp.                   14,028             757
   CSX Corp.                                             7,424             309
   FedEx Corp.                                          10,340             972
   Norfolk Southern Corp.                               13,800             511
   Ryder System, Inc.                                    2,300              96
   Union Pacific Corp.                                   9,000             627
   United Parcel Service, Inc., Class B                 40,200           2,924
--------------------------------------------------------------------------------
                                                                         6,196
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $287,315)                                                        383,837

                                                     PRINCIPAL
                                                       AMOUNT            VALUE
                                                       (000S)           (000S)
SHORT-TERM INVESTMENTS - 1.8%
   Barclays Bank, Global Treasury Services,
   London, Eurodollar Time Deposit,
     2.95%, 4/1/05                                    $6,377             $6,377
   U.S. Treasury Bill, (1)
     2.85%, 7/14/05                                      600                595
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------
(COST $6,972)                                                             6,972
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.8%
--------------------------------------------------------------------------------
(COST $294,287)                                                         390,809
   Other Assets less Liabilities - 0.2%                                     943
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $391,752

(1) Security pledged as collateral to cover margin requirements for open futures contracts.

*   Non-Income Producing Security

At March 31, 2005, the Stock Index Fund had open futures contracts as follows:

                           NOTIONAL                                  UNREALIZED
              NUMBER OF     AMOUNT       CONTRACT      CONTRACT         LOSS
    TYPE      CONTRACTS     (000S)       POSITION        EXP.          (000S)
S&P 500           15        $4,440         Long          6/05           $(16)
S&P 500
E-Mini            50         2,960         Long          6/05            (54)
--------------------------------------------------------------------------------
Total                                                                   $(70)
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

EQUITY FUNDS   124   NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

At March 31, 2005, the industry sectors for the Stock Index Fund were:

SECTOR WEIGHTINGS                                             % OF INVESTMENTS
Consumer Discretionary                                                    11.5%
Consumer Staples                                                          10.3
Energy                                                                     8.8
Financials                                                                19.8
Health Care                                                               13.0
Industrials                                                               11.9
Information Technology                                                    15.1
Materials                                                                  3.3
Telecommunication Services                                                 3.1
Utilities                                                                  3.2
--------------------------------------------------------------------------------
Total                                                                    100.0%

See Notes to the Financial Statements.

                               NORTHERN FUNDS ANNUAL REPORT   125   EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS
TECHNOLOGY FUND

                                                         NUMBER          VALUE
                                                       OF SHARES         (000S)
COMMON STOCKS - 99.3%
COMMERCIAL SERVICES - 11.0%
   Accenture Ltd., Class A *                            360,000          $8,694
   Alliance Data Systems Corp. *                         25,000           1,010
   Automatic Data Processing, Inc.                      126,200           5,673
   Cognizant Technology Solutions Corp., Class A *       64,000           2,957
   Electronic Data Systems Corp.                        160,000           3,307
   First Data Corp.                                     162,100           6,372
--------------------------------------------------------------------------------
                                                                         28,013
--------------------------------------------------------------------------------
COMPUTERS - 13.2%
   Dell, Inc. *                                         265,000          10,181
   EMC Corp. of Massachusetts *                         791,700           9,754
   International Business Machines Corp.                 60,000           5,483
   Network Appliance, Inc. *                             97,000           2,683
   Seagate Technology *                                 283,900           5,550
--------------------------------------------------------------------------------
                                                                         33,651
--------------------------------------------------------------------------------
ELECTRONICS - 4.7%
   Agilent Technologies, Inc. *                         215,000           4,773
   Flextronics International Ltd. *                     400,000           4,816
   Symbol Technologies, Inc.                             90,000           1,304
   Zebra Technologies Corp., Class A *                   25,800           1,225
--------------------------------------------------------------------------------
                                                                         12,118
--------------------------------------------------------------------------------
INTERNET - 10.9%
   eBay, Inc. *                                         215,000           8,011
   Fastclick, Inc.*                                      25,926             311
   Google, Inc., Class A *                               26,500           4,783
   IAC/InterActiveCorp. *                               150,000           3,340
   Shopping.com Ltd. *                                   64,400           1,146
   Yahoo!, Inc. *                                       304,000          10,306
--------------------------------------------------------------------------------
                                                                         27,897
--------------------------------------------------------------------------------
SEMICONDUCTORS - 20.2%
   Altera Corp. *                                        40,000             791
   Applied Materials, Inc.                              315,000           5,119
   ATI Technologies, Inc. *                              78,000           1,346
   Broadcom Corp., Class A *                            276,900           8,285
   Cypress Semiconductor Corp. *                        160,000           2,016
   Integrated Circuit Systems, Inc. *                   105,000           2,008
   Intel Corp.                                          330,000           7,666
   Linear Technology Corp.                               62,400           2,391
   Marvell Technology Group Ltd. *                       10,000             383
   Maxim Integrated Products, Inc.                       75,000           3,065
   Micron Technology, Inc. *                            440,000           4,550

                                                         NUMBER          VALUE
                                                       OF SHARES         (000S)
COMMON STOCKS - 99.3% - CONTINUED
SEMICONDUCTORS - 20.2% - (CONTINUED)
   STMicroelectronics N.V., New York Shares             143,000          $2,382
   Teradyne, Inc. *                                     100,000           1,460
   Texas Instruments, Inc.                              190,000           4,843
   Xilinx, Inc.                                         180,000           5,261
--------------------------------------------------------------------------------
                                                                         51,566
--------------------------------------------------------------------------------
SOFTWARE - 19.8%
   Autodesk, Inc. *                                      45,500           1,354
   Cognos, Inc. *                                        55,000           2,307
   Computer Associates International, Inc.              138,625           3,757
   Electronic Arts, Inc. *                              147,300           7,627
   Intuit, Inc. *                                       124,000           5,427
   McAfee, Inc. *                                        60,000           1,354
   Mercury Interactive Corp. *                           36,000           1,706
   Microsoft Corp.                                      310,000           7,493
   NAVTEQ Corp. *                                        45,469           1,971
   Oracle Corp. *                                       732,600           9,143
   SAP A.G. ADR                                          39,500           1,583
   Symantec Corp. *                                      46,000             981
   Veritas Software Corp. *                             245,900           5,710
--------------------------------------------------------------------------------
                                                                         50,413
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 19.5%
   Adtran, Inc.                                          60,000           1,058
   Andrew Corp. *                                       130,000           1,522
   Cisco Systems, Inc. *                                482,400           8,630
   Enterasys Networks, Inc. *                            47,169              66
   Ericsson LM ADR                                      248,000           6,994
   Juniper Networks, Inc. *                             398,500           8,791
   Motorola, Inc.                                       477,800           7,153
   Nokia OYJ ADR                                        540,800           8,345
   QUALCOMM, Inc.                                       199,000           7,293
--------------------------------------------------------------------------------
                                                                         49,852
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $221,982)                                                         253,510

See Notes to the Financial Statements.

EQUITY FUNDS   126   NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                       PRINCIPAL
                                                         AMOUNT          VALUE
                                                         (000S)          (000S)
SHORT-TERM INVESTMENT - 0.3%
   Barclays Bank, Global Treasury Services,
   London, Eurodollar Time Deposit,
     2.95%, 4/1/05                                         $702             $702
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(COST $702)                                                                  702

TOTAL INVESTMENTS - 99.6%
--------------------------------------------------------------------------------
(COST $222,684)                                                          254,212
   Other Assets less Liabilities - 0.4%                                      948
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $255,160

*   Non-Income Producing Security

At March 31, 2005, the industry sectors for the Technology Fund were:

   INDUSTRY SECTOR                                              % OF INVESTMENTS
   Communications Equipment                                              19.7%
   Computers & Peripherals                                               13.3
   Electronic Equipment & Instruments                                     4.3
   Information Technology Consulting & Serivces                          11.1
   Internet & Catalog Retail                                              4.9
   Internet Software & Services                                           6.0
   Office Equipment                                                       0.5
   Software                                                              19.9
   Semiconductor Equipment & Products                                    20.3
--------------------------------------------------------------------------------
   Total                                                                100.0%

See Notes to the Financial Statements.

                               NORTHERN FUNDS ANNUAL REPORT   127   EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1 ORGANIZATION

Northern Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes 31 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Growth Equity, Growth Opportunities, Income Equity, International Equity Index, International Growth Equity, Large Cap Value, Mid Cap Growth, Mid Cap Index, Select Equity, Small Cap Growth, Small Cap Index, Small Cap Value, Stock Index and Technology Funds (collectively, the "Funds") are separate, diversified investment portfolios of the Trust. The International Equity Index and Mid Cap Index Funds commenced investment operations on March 22, 2005. Each of the Funds is presented herein.

Northern Trust Investments, N.A. ("NTI") and Northern Trust Global Investments (Europe) Limited ("NTGIE"), each a direct or indirect subsidiary of The Northern Trust Company ("Northern Trust"), serve jointly as the investment advisers for the International Growth Equity Fund. NTI serves as the investment adviser for each of the other Funds. Northern Trust also serves as the custodian, fund accountant and transfer agent for the Trust. NTI and PFPC Inc. ("PFPC") serve as the Trust's co-administrators, and Northern Funds Distributors, LLC is the Trust's distributor.

2 SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES - Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the Nasdaq Stock Market, Inc. are principally valued at the regular trading session closing price on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the Nasdaq Stock Market, Inc. are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid or asked price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Shares of open-end investment companies are valued at net asset value. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to Board of Trustees authorization, approximates fair value. Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund's NAV is calculated. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.


EQUITY FUNDS     128   NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

B) FUTURES CONTRACTS - Each Fund may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. The Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract it is required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequently, as the market price of the futures contract fluctuates, gains or losses are recorded and payments are made, on a daily basis, between the Fund and the broker. The Statements of Operations reflect gains or losses as realized for closed futures contracts and as unrealized for open futures contracts.

At March 31, 2005, the Mid Cap Index, Small Cap Index, Small Cap Value, and Stock Index Funds had entered into exchange-traded long futures contracts. The aggregate market value of securities pledged to cover margin requirements for open positions was approximately $342,000, $610,000, $1,215,000, and $595,000, respectively. The International Equity Index Fund had entered into exchange-traded long futures contracts at March 31, 2005, and did not pledge securities to cover margin requirements.

C) OPTIONS CONTRACTS - Each Fund may buy put options and call options and write covered call options and secured put options for hedging purposes or to earn additional income. These options may relate to particular securities, foreign and domestic securities indices, financial instruments or foreign currencies. The Statements of Operations reflect gains or losses, if any, as realized for closed options contracts and as unrealized for open options contracts.

The risks associated with purchasing an option include risk of loss of premium, change in market value and counterparty non-performance under the contract. Put and call options purchased are accounted for in the same manner as Fund securities.

The cost of securities acquired through the exercise of call options are increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

At March 31, 2005, the Funds did not have any outstanding options contracts. For the fiscal year ended March 31, 2005, the following option contracts were written for the Funds:

                                            NUMBER OF      PREMIUMS
             GROWTH EQUITY FUND             CONTRACTS   RECEIVED (000s)
  ---------------------------------------------------------------------
  Options outstanding at March 31, 2004          --          $  --
  Options written                             4,308            451
  Options expired and closed                 (3,586)          (311)
  Options exercised                            (722)          (140)
  Options outstanding at March 31, 2005          --             --
  ---------------------------------------------------------------------

D) FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S. dollars using the forward rates on the New York exchange normally at approximately 3:00 p.m. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses on investments resulting from changes in foreign exchange rates are included in the Statements of Operations with net realized and unrealized gains (losses) on investments.

E) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are "marked-to-market" daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect gains or losses, if any, as realized in foreign currency


                               NORTHERN FUNDS ANNUAL REPORT   129   EQUITY FUNDS

EQUITY FUNDS
transactions and as unrealized in foreign currency transactions and forward foreign currency exchange contracts.

F) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities or, for interest only or principal only securities, the current effective yield. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

G) EXPENSES - Each Fund is charged for those expenses that are directly attributable to that Fund. Trust expenses that are not directly attributable to an individual Fund are allocated among the Funds in proportion to each Fund's relative net assets.

H) REDEMPTION FEES - The International Equity Index and International Growth Equity Funds charge a 2% redemption fee on the redemption of shares (including by exchange) acquired on or after May 2, 2004, and held for 30 days or less. For the purpose of applying the fee, the Fund uses a first-in, first-out ("FIFO") method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund, and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Fund's prospectus.

Redemption fees for the fiscal year ended March 31, 2005, were approximately $1,000 for the International Growth Equity Fund. No redemption fees were charged for the International Equity Index Fund. This amount, if any, is netted against "Payments for shares redeemed" on the Statements of Changes in Net Assets.

I) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, if any, are declared and paid as follows:

                                                 DECLARATION AND
                                                PAYMENT FREQUENCY
  ----------------------------------------------------------------
  Growth Equity                                     QUARTERLY
  Growth Opportunities                              ANNUALLY
  Income Equity                                      MONTHLY
  International Equity Index                        ANNUALLY
  International Growth Equity                       ANNUALLY
  Large Cap Value                                   ANNUALLY
  Mid Cap Growth                                    QUARTERLY
  Mid Cap Index                                     ANNUALLY
  Select Equity                                     ANNUALLY
  Small Cap Growth                                  ANNUALLY
  Small Cap Index                                   ANNUALLY
  Small Cap Value                                   ANNUALLY
  Stock Index                                       QUARTERLY
  Technology                                        ANNUALLY
  ----------------------------------------------------------------

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to foreign currency transactions, the deferral of certain realized losses and capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds' capital accounts.

J) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since each Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2004, through the fiscal year end, the Stock Index Fund incurred net capital losses and/or net currency losses of approximately $58,000 for which the Fund intends to treat as having been incurred in the following fiscal year.


EQUITY FUNDS     130   NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

At March 31, 2005, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

                            MARCH 31, MARCH 31, MARCH 31, MARCH 31, MARCH 31,
  Amounts in thousands        2009      2010      2011      2012      2013
  ---------------------------------------------------------------------------
  Growth Opportunities             -    23,676     2,414         -       -
  International Growth
  Equity                           -    52,475   124,991*        -       -
  Mid Cap Growth                   -   111,845    43,006         -       -
  Select Equity                    -    49,350    69,054         -       -
  Small Cap Growth            29,821   129,320    28,257         -       -
  Small Cap Index                  -         -       195    12,400       -
  Stock Index                      -     4,525    10,234     4,423      46
  Technology                 214,051   606,810   295,527*   21,097       -
  ---------------------------------------------------------------------------

*Amounts include acquired capital loss carryforwards which may be limited under current tax laws, expiring in varying amounts through March 31, 2011.

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2005, the tax components of undistributed net investment income and realized gains were as follows:

                                                 UNDISTRIBUTED
                                           -------------------------
                                            ORDINARY     LONG-TERM
  Amounts in thousands                       INCOME*   CAPITAL GAINS
  ------------------------------------------------------------------
  Growth Equity                                $206        $7,276
  Income Equity                               1,626         8,934
  International Growth Equity                 6,604             -
  Large Cap Value                             4,045        17,156
  Mid Cap Index                                 208             -
  Select Equity                                 179             -
  Small Cap Index                               574             -
  Small Cap Value                             1,297         5,762
  Stock Index                                   150             -
  ------------------------------------------------------------------

*Ordinary income includes taxable discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended March 31, 2005, was as follows:

                                              DISTRIBUTIONS FROM
                                           -------------------------
                                            ORDINARY     LONG-TERM
  Amounts in thousands                       INCOME*   CAPITAL GAINS
  ------------------------------------------------------------------
  Growth Equity                               $4,319          $ -
  Income Equity                               12,441        8,598
  International Growth Equity                  6,000            -
  Large Cap Value                             12,228
  Select Equity                                1,228            -
  Small Cap Index                              1,200            -
  Small Cap Value                              6,999       21,200
  Stock Index                                  5,851            -
  ------------------------------------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended March 31, 2004, was as follows:

                                              DISTRIBUTIONS FROM
                                           -------------------------
                                            ORDINARY     LONG-TERM
  Amounts in thousands                       INCOME*   CAPITAL GAINS
  ------------------------------------------------------------------
  Growth Equity                                 $449         $ -
  Income Equity                               10,094           -
  International Growth Equity                  1,077           -
  Large Cap Value                              8,550           -
  Small Cap Index                              1,377           -
  Small Cap Value                              2,907           -
  Stock Index                                  4,345           -
  ------------------------------------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

3 BANK LOANS

The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50% above the federal funds rate, (ii) 0.45% above IBOR (Interbank Offer Rate) or (iii) 0.45% above LIBOR (London Interbank Offering Rate), at the option of the Trust and in accordance with the terms of the agreement.

At March 31, 2005, the Growth Equity, Growth Opportunities, and International Growth Equity Funds had outstanding loans of $400,000, $100,000 and $100,000 respectively. These amounts are included in "Other Liabilities" on the Statements of Assets and Liabilities. The effective interest rate for the outstanding loans was 3.35%.


                               NORTHERN FUNDS ANNUAL REPORT   131   EQUITY FUNDS

EQUITY FUNDS

Interest expense for the fiscal year ended March 31, 2005, was approximately $16,000, $1,000, $8,000, $1,000, $9,000 and $1,000 for the Growth Equity, Growth
Opportunities, Mid Cap Growth, Select Equity, Small Cap Growth, and Technology Funds, respectively. These amounts are included in "Other Expenses" on the Statements of Operations.

4 INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment advisers are entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to each Fund's average daily net assets. For the fiscal year ended March 31, 2005, the investment advisers voluntarily agreed to waive a portion of the advisory fees as shown on the accompanying Statements of Operations. The investment advisers also have agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations to adhere to the expense limitations presented in the following table:

                                    ANNUAL     ADVISORY
                                   ADVISORY   FEES AFTER   EXPENSE
                                     FEES      WAIVERS   LIMITATIONS
  -------------------------------------------------------------------
  Growth Equity                      0.95%      0.85%       1.00%
  Growth Opportunities               1.10%      1.00%       1.25%
  Income Equity                      0.95%      0.85%       1.00%
  International Equity Index         0.25%      0.25%       0.45%
  International Growth Equity        1.10%      1.00%       1.25%
  Large Cap Value                    0.95%      0.85%       1.10%
  Mid Cap Growth                     0.95%      0.85%       1.00%
  Mid Cap Index                      0.20%      0.20%       0.30%
  Select Equity                      0.95%      0.85%       1.00%
  Small Cap Growth                   1.10%      1.00%       1.25%
  Small Cap Index                    0.20%      0.20%       0.35%
  Small Cap Value                    0.95%      0.85%       1.00%
  Stock Index                        0.20%      0.10%       0.25%
  Technology                         1.10%      1.00%       1.25%
  -------------------------------------------------------------------

Prior to February 24, 2005, the annual advisory fees, advisory fees after waivers and expense limitations for the Small Cap Index and Stock Index Funds were as follows:

                                    ANNUAL     ADVISORY
                                   ADVISORY   FEES AFTER   EXPENSE
                                     FEES      WAIVERS   LIMITATIONS
  -------------------------------------------------------------------
  Small Cap Index                    0.60%      0.50%       0.65%
  Stock Index                        0.50%      0.40%       0.55%
  -------------------------------------------------------------------

The waivers and reimbursements described above are voluntary and may be terminated at any time.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10% of the average daily net assets outstanding for the Funds.

The Funds have a co-administration agreement with NTI and PFPC for certain administrative services. Pursuant to their co-administration agreement with the Funds, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of each Fund's average daily net assets.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. Custodian credits, if any, are reflected in the Funds' Statements of Operations.

Certain officers of the Trust are also officers of Northern Trust. All officers serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Accrued other liabilities" on the Statements of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The income, gains and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan. At March 31, 2005, the amounts payable were approximately $3,000 for the Growth Equity Fund, $2,000 for the Select Equity, Stock Index and Technology Funds, and $1,000 for each of the other Funds. No amounts were payable for the International Equity Index and Mid Cap Index Funds.


EQUITY FUNDS     132   NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

5 INVESTMENT TRANSACTIONS

For the fiscal year ended March 31, 2005, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

                                                                       PURCHASES                             SALES
  Amounts in thousands                                     U.S. GOVERNMENT        OTHER        U.S. GOVERNMENT        OTHER
  -------------------------------------------------------------------------------------------------------------------------------
  Growth Equity                                                  $ -             $644,036            $ -            $713,169
  Growth Opportunities                                             -               19,829              -              26,129
  Income Equity                                                    -              194,211              -             177,882
  International Equity Index                                       -              256,998              -                   -
  International Growth Equity                                      -            1,101,281              -             547,038
  Large Cap Value                                                  -              448,081              -             218,107
  Mid Cap Growth                                                   -              348,296              -             427,376
  Mid Cap Index                                                    -               97,691              -                   -
  Select Equity                                                    -              729,779              -             860,551
  Small Cap Growth                                                 -              162,620              -             269,600
  Small Cap Index                                                  -              108,016              -             109,942
  Small Cap Value                                                  -              122,640              -              96,240
  Stock Index                                                      -               15,961              -              36,771
  Technology                                                       -               95,370              -             208,261
  -------------------------------------------------------------------------------------------------------------------------------

At March 31, 2005, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

                                                             UNREALIZED        UNREALIZED     NET APPRECIATION     COST BASIS
  Amounts in thousands                                      APPRECIATION      DEPRECIATION     (DEPRECIATION)     OF SECURITIES
  -------------------------------------------------------------------------------------------------------------------------------
  Growth Equity                                               $ 94,094          $ (39,444)        $  54,650        $  669,900
  Growth Opportunities                                           1,371               (131)            1,240             7,177
  Income Equity                                                 35,608             (9,439)           26,169           317,136
  International Equity Index                                     1,112             (4,335)           (3,223)          282,734
  International Growth Equity                                  121,565            (11,477)          110,088         1,114,021
  Large Cap Value                                              186,432            (14,904)          171,528         1,002,164
  Mid Cap Growth                                                50,256            (10,602)           39,654           271,323
  Mid Cap Index                                                    914             (1,532)             (618)          107,971
  Select Equity                                                 21,575             (6,793)           14,782           292,569
  Small Cap Growth                                              13,411             (1,307)           12,104            61,302
  Small Cap Index                                               89,880            (28,609)           61,271           299,840
  Small Cap Value                                              132,607             (5,274)          127,333           355,293
  Stock Index                                                  125,737            (35,958)           89,779           301,030
  Technology                                                    47,506            (26,550)           20,956           233,257
  -------------------------------------------------------------------------------------------------------------------------------


                               NORTHERN FUNDS ANNUAL REPORT   133   EQUITY FUNDS

EQUITY FUNDS
NOTES TO THE FINANCIAL STATEMENTS (continued)                     MARCH 31, 2005

6 CAPITAL SHARE TRANSACTIONS

Transactions of shares of the Funds for the fiscal year ended March 31, 2005, were as follows:

                                                                                                                       NET
                                                                              REINVESTMENT                          INCREASE
  Amounts in thousands                                          SOLD          OF DIVIDENDS        REDEEMED         (DECREASE)
  -------------------------------------------------------------------------------------------------------------------------------
  Growth Equity                                                 9,516                64            (14,078)           (4,498)
  Growth Opportunities                                            175                 -             (1,197)           (1,022)
  Income Equity                                                12,076             1,086            (11,130)            2,032
  International Equity Index                                   27,581                 -                (47)           27,534
  International Growth Equity                                  71,514                54            (12,211)           59,357
  Large Cap Value                                              37,038               282            (18,385)           18,935
  Mid Cap Growth                                                4,789                 -             (9,917)           (5,128)
  Mid Cap Index                                                10,281                 -                (16)           10,265
  Select Equity                                                 2,305                52             (9,245)           (6,888)
  Small Cap Growth                                                815                 -            (11,903)          (11,088)
  Small Cap Index                                              10,612                12            (10,853)             (229)
  Small Cap Value                                              10,236             1,430             (7,727)            3,939
  Stock Index                                                   5,865               161             (7,302)           (1,276)
  Technology                                                    2,670                 -            (13,115)          (10,445)
  -------------------------------------------------------------------------------------------------------------------------------

Transactions of shares of the Funds for the fiscal year ended March 31, 2004, were as follows:

                                                              ISSUED IN                                                NET
                                                           CONNECTION WITH    REINVESTMENT                          INCREASE
  Amounts in thousands                        SOLD        FUND ACQUISITIONS   OF DIVIDENDS        REDEEMED         (DECREASE)
  -------------------------------------------------------------------------------------------------------------------------------
  Growth Equity                              12,292                 -                7             (10,133)           2,166
  Growth Opportunities                          402                 -                -              (1,699)          (1,297)
  Income Equity                              12,926                 -              231              (8,270)           4,887
  International Growth Equity                40,490             6,242               18             (12,225)          34,525
  Large Cap Value                            33,896                 -              170             (13,560)          20,506
  Mid Cap Growth                             12,325                 -                -              (7,845)           4,480
  Select Equity                               6,945                 -                -              (9,653)          (2,708)
  Small Cap Growth                            6,728                 -                -              (6,518)             210
  Small Cap Index                            15,140                 -               15              (8,254)           6,901
  Small Cap Value                            10,041                 -               53              (8,401)           1,693
  Stock Index                                 9,856                 -              106             (10,945)            (983)
  Technology                                  9,459               506                -             (12,750)          (2,785)
  -------------------------------------------------------------------------------------------------------------------------------


EQUITY FUNDS     134   NORTHERN FUNDS ANNUAL REPORT

                                                                    EQUITY FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS
AND BOARD OF TRUSTEES
OF NORTHERN FUNDS:           We have audited the accompanying statements of
                             assets and liabilities, including the schedules of investments, of Growth Equity Fund, Growth
                             Opportunities Fund, Income Equity Fund,
                             International Growth Equity Fund, Large Cap Value
                             Fund, Mid Cap Growth Fund, Select Equity Fund,
                             Small Cap Growth Fund, Small Cap Index Fund, Small
                             Cap Value Fund, Stock Index Fund, Technology Fund,
                             Mid Cap Index Fund and International Equity Index
                             Fund (collectively, the "Funds"), fourteen of the separate portfolios comprising part of the Northern
                             Funds, as of March 31, 2005. We have audited the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended for Growth Equity
                             Fund, Growth Opportunities Fund, Income Equity
                             Fund, International Growth Equity Fund, Large Cap
                             Value Fund, Mid Cap Growth Fund, Select Equity
                             Fund, Small Cap Growth Fund, Small Cap Index Fund,
                             Small Cap Value Fund, Stock Index Fund and
                             Technology Fund. We have audited the related statements of operations, statements of changes in net assets and the financial highlights from March
                             22, 2005 (commencement of operations) through March
                             31, 2005 for Mid Cap Index Fund and International
                             Equity Index Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of Growth Equity Fund, Growth
                             Opportunities Fund, Income Equity Fund,
                             International Growth Equity Fund, Large Cap Value
                             Fund, Mid Cap Growth Fund, Select Equity Fund,
                             Small Cap Growth Fund, Small Cap Index Fund, Small
                             Cap Value Fund, Stock Index Fund and Technology
                             Fund for the periods ended prior to March 31, 2003, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated May 2, 2002.

                             We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the Funds' custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

                             In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2005, and the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

                             DELOITTE & TOUCHE LLP
                             Chicago, Illinois
                             May 13, 2005


                               NORTHERN FUNDS ANNUAL REPORT   135   EQUITY FUNDS

EQUITY FUNDS

TAX INFORMATION                                       MARCH 31, 2005 (UNAUDITED)

QUALIFIED DIVIDEND INCOME (QDI) - Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2005, are designated as qualified dividend income, as defined in the Act, subject to reduced tax rates in 2005:

                                                 QDI                                                                    QDI
  FUND                                        PERCENTAGE        FUND                                                 PERCENTAGE
  -------------------------------------------------------------------------------------------------------------------------------
  Growth Equity                                100.00%          Select Equity                                          92.50%
  Income Equity                                 58.44%          Small Cap Index                                        91.81%
  International Growth Equity                   84.58%          Small Cap Value                                        33.99%
  Large Cap Value                               92.18%          Stock Index                                           100.00%
  -------------------------------------------------------------------------------------------------------------------------------

CORPORATE DIVIDENDS-RECEIVED DEDUCTION (DRD) - A percentage of the dividends distributed during the fiscal year for the following Funds qualifies for the dividends-received deduction for corporate shareholders:

                                            CORPORATE DRD                                                          CORPORATE DRD
  FUND                                        PERCENTAGE        FUND                                                 PERCENTAGE
  -------------------------------------------------------------------------------------------------------------------------------
  Growth Equity                                 96.41%          Small Cap Index                                        92.33%
  Income Equity                                 63.84%          Small Cap Value                                        56.26%
  Large Cap Value                               95.20%          Stock Index                                            99.39%
  Select Equity                                 98.76%
  -------------------------------------------------------------------------------------------------------------------------------

CAPITAL GAIN DISTRIBUTION - The following Funds made capital gain distributions in December 2004, and hereby designate these long-term capital gain distributions as follows (per share):

                                                        LONG-TERM
                                                       CAPITAL GAIN
  FUND                                                     15%
  -----------------------------------------------------------------
  Income Equity                                           $0.30
  Small Cap Value                                          0.71
  -----------------------------------------------------------------

FOREIGN TAX CREDIT - The Funds below intend to make an election that will allow shareholders to treat their proportionate share of foreign taxes paid by the Funds as having been paid by them. The amounts per share which represent income from sources within, and taxes paid to, foreign countries are as follows:

  FUND                              TAXES              INCOME
  ------------------------------------------------------------------
  International Equity Index       $0.0009             $0.0125
  International Growth
  Equity                            0.0126              0.1743
  ------------------------------------------------------------------


EQUITY FUNDS     136   NORTHERN FUNDS ANNUAL REPORT

                                                                          EQUITY
FUNDS
FUND EXPENSES                                         MARCH 31, 2005 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the International Equity Index and International Growth Equity Funds; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2004, through March 31, 2005.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid 10/1/04 - 3/31/05" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 130) in the International Equity Index and International Growth Equity Funds. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

GROWTH EQUITY

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE           PAID*
                           RATIO      10/1/04      3/31/05    10/1/04 - 3/31/05
  -----------------------------------------------------------------------------
  Actual                   1.00%     $1,000.00    $1,077.10         $5.18
  Hypothetical             1.00%     $1,000.00    $1,019.95         $5.04**
  -----------------------------------------------------------------------------

GROWTH OPPORTUNITIES

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE           PAID*
                           RATIO      10/1/04      3/31/05    10/1/04 - 3/31/05
  -----------------------------------------------------------------------------
  Actual                   1.27%     $1,000.00    $1,110.70         $6.68
  Hypothetical             1.27%     $1,000.00    $1,018.60         $6.39**
  -----------------------------------------------------------------------------

INCOME EQUITY

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE           PAID*
                           RATIO      10/1/04      3/31/05    10/1/04 - 3/31/05
  -----------------------------------------------------------------------------
  Actual                   1.00%     $1,000.00    $1,055.50         $5.12
  Hypothetical             1.00%     $1,000.00    $1,019.95         $5.04**
  -----------------------------------------------------------------------------

INTERNATIONAL EQUITY INDEX(1)

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE           PAID*
                           RATIO      10/1/04      3/31/05    10/1/04 - 3/31/05
  -----------------------------------------------------------------------------
  Actual                   0.45%     $1,000.00      $981.00         $2.22
  Hypothetical             0.45%     $1,000.00    $1,001.12         $2.27**
  -----------------------------------------------------------------------------

INTERNATIONAL GROWTH EQUITY

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE           PAID*
                           RATIO      10/1/04      3/31/05    10/1/04 - 3/31/05
  -----------------------------------------------------------------------------
  Actual                   1.25%     $1,000.00    $1,142.70         $6.68
  Hypothetical             1.25%     $1,000.00    $1,018.70         $6.29**
  -----------------------------------------------------------------------------

LARGE CAP VALUE

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE           PAID*
                           RATIO      10/1/04      3/31/05    10/1/04 - 3/31/05
  -----------------------------------------------------------------------------
  Actual                   1.10%     $1,000.00    $1,061.40         $5.65
  Hypothetical             1.10%     $1,000.00    $1,019.45         $5.54**
  -----------------------------------------------------------------------------

(1)The International Equity Index and Mid Cap Index Funds commenced investment operations on March 22, 2005. To calculate account values and expenses paid the 9-day rate of return was used as opposed to the 6-month rate of return.

* Expenses are calculated using the Funds' annualized expense ratios, which represents ongoing expenses as a percentage of net assets for the six months ended March 31, 2005. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365). Expense ratios for the most recent fiscal half year may differ from expense ratios based on one-year data in the Financial Highlights.

** Hypothetical expenses are based on the Funds' actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

                               NORTHERN FUNDS ANNUAL REPORT   137   EQUITY FUNDS

EQUITY FUNDS
FUND EXPENSES (continued)                             MARCH 31, 2005 (UNAUDITED)

MID CAP GROWTH

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE           PAID*
                           RATIO      10/1/04      3/31/05    10/1/04 - 3/31/05
  -----------------------------------------------------------------------------
  Actual                   1.00%     $1,000.00    $1,104.40         $5.25
  Hypothetical             1.00%     $1,000.00    $1,019.95         $5.04**
  -----------------------------------------------------------------------------

MID CAP INDEX(1)

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE           PAID*
                           RATIO      10/1/04      3/31/05    10/1/04 - 3/31/05
  -----------------------------------------------------------------------------
  Actual                   0.30%     $1,000.00      $995.00         $1.49
  Hypothetical             0.30%     $1,000.00    $1,023.44         $1.51**
  -----------------------------------------------------------------------------

SELECT EQUITY

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE           PAID*
                           RATIO      10/1/04      3/31/05    10/1/04 - 3/31/05
  -----------------------------------------------------------------------------
  Actual                   1.00%     $1,000.00    $1,052.40         $5.12
  Hypothetical             1.00%     $1,000.00    $1,019.95         $5.04**
  -----------------------------------------------------------------------------

SMALL CAP GROWTH

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE           PAID*
                           RATIO      10/1/04      3/31/05    10/1/04 - 3/31/05
  -----------------------------------------------------------------------------
  Actual                   1.26%     $1,000.00    $1,119.30         $6.66
  Hypothetical             1.26%     $1,000.00    $1,018.65         $6.34**
  -----------------------------------------------------------------------------

SMALL CAP INDEX(2)

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE           PAID*
                           RATIO      10/1/04      3/31/05    10/1/04 - 3/31/05
  -----------------------------------------------------------------------------
  Actual                   0.59%     $1,000.00    $1,076.30         $3.05
  Hypothetical             0.59%     $1,000.00    $1,021.99         $2.97**
  -----------------------------------------------------------------------------

SMALL CAP VALUE

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE           PAID*
                           RATIO      10/1/04      3/31/05    10/1/04 - 3/31/05
  -----------------------------------------------------------------------------
  Actual                   1.00%     $1,000.00    $1,107.80         $5.26
  Hypothetical             1.00%     $1,000.00    $1,019.95         $5.04**
  -----------------------------------------------------------------------------

STOCK INDEX(3)

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE           PAID*
                           RATIO      10/1/04      3/31/05    10/1/04 - 3/31/05
  -----------------------------------------------------------------------------
  Actual                   0.49%     $1,000.00    $1,066.50         $2.52
  Hypothetical             0.49%     $1,000.00    $1,022.49         $2.47**
  -----------------------------------------------------------------------------

TECHNOLOGY

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE           PAID*
                           RATIO      10/1/04      3/31/05    10/1/04 - 3/31/05
  -----------------------------------------------------------------------------
  Actual                   1.25%     $1,000.00    $1,000.00         $6.23
  Hypothetical             1.25%     $1,000.00    $1,018.70         $6.29**
  -----------------------------------------------------------------------------

(1)The International Equity Index and Mid Cap Index Funds commenced investment operations on March 22, 2005. To calculate account values and expenses paid the 9-day rate of return was used as opposed to the 6-month rate of return.

(2)The expense limitation changed in the most recent fiscal half-year. Based on an investment of $1,000 at the beginning of the period and held for the entire period, October 1, 2004, through March 31, 2005, and the current expense ratio of 0.35%, the expenses paid would have been $1.81 and $1.77 for actual and hypothetical expenses, respectively.

(3)The expense limitation changed in the most recent fiscal half-year. Based on an investment of $1,000 at the beginning of the period and held for the entire period, October 1, 2004, through March 31, 2005, and the current expense ratio of 0.25%, the expenses paid would have been $1.29 and $1.26 for actual and hypothetical expenses, respectively.

* Expenses are calculated using the Funds' annualized expense ratios, which represents ongoing expenses as a percentage of net assets for the six months ended March 31, 2005. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365). Expense ratios for the most recent fiscal half year may differ from expense ratios based on one-year data in the Financial Highlights.

** Hypothetical expenses are based on the Funds' actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.


EQUITY FUNDS     138   NORTHERN FUNDS ANNUAL REPORT

                                                                    EQUITY FUNDS
TRUSTEES AND OFFICERS                                             MARCH 31, 2005

Set forth below is information about the Trustees and Officers of Northern Funds. Each Trustee has served in that capacity since he or she was originally elected or appointed to the Board of Trustees. Each Trustee oversees a total of 53 portfolios in the Northern Funds Complex -- Northern Funds offers 31 portfolios and Northern Institutional Funds offers 22 portfolios. The Northern Funds' Statement of Additional Information contains additional information about the Trustees and is available upon request and without charge by calling 800/595-9111.

   -------------------------------------------------------------------------------------------------------------------------
   NON-INTERESTED TRUSTEES
   NAME, ADDRESS (1), AGE,
   POSITIONS HELD WITH
   FUND AND LENGTH OF
   SERVICE AS NORTHERN                                                                          OTHER DIRECTORSHIPS
   FUNDS TRUSTEE (2)             PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS                   HELD BY TRUSTEE
   -------------------------------------------------------------------------------------------------------------------------

   WILLIAM L. BAX (3)            - Managing Partner of PricewaterhouseCoopers (an accounting    - Sears Holding Corp. (a
   Age: 61                         firm) from 1999 to 2003;                                       retail company).
   Trustee since 2005            - Director of Big Shoulders Fund since 1997;
                                 - Director of Children's Memorial Hospital since 1997;
                                 - Trustee of DePaul University since 1998.

   RICHARD G. CLINE              - Chairman and President of Hawthorne Investors, Inc. (a       - PepsiAmericas (a soft
   Age: 70                         management advisory services and private investment            drink bottling company);
   Trustee since 2000              company) since 1996;                                         - Ryerson Tull, Inc. (a
                                 - Managing Partner of Hawthorne Investments, LLC (a              metals distribution
                                   management advisory services and private investment            company).
                                   company) since 2001;
                                 - Managing Member of Hawthorne Investments II, LLC (a
                                   private investments company) since 2004;
                                 - Chairman and Director of Hussmann International, Inc. (a
                                   refrigeration company) from 1998 to 2000.

   EDWARD J. CONDON, JR.         - Chairman and CEO of The Paradigm Group, Ltd. (a financial    - None
   Age: 64                         adviser) since 1993;
   Trustee since 2000            - Principal and Co-Founder of Paradigm Capital since 1996;
                                 - Senior Partner of NewEllis Ventures since 2001;
                                 - Member of the Board of Managers of The Liberty Hampshire
                                   Company, LLC (a receivable securitization company) from
                                   1996 to 2001;
                                 - Director of Financial Pacific Company (a small business
                                   leasing company) from 1998 to 2004;
                                 - Member and Director of the Illinois Venture Capital
                                   Association since 2001;
                                 - Trustee at Dominican University;
                                 - Member of the Board of Directors of the Children's Museum;
                                 - Member of the Board of Governors, the Metropolitan Club.

   WILLIAM J. DOLAN, JR.         - Financial Consultant at Ernst & Young LLP (an accounting     - None
   Age: 72                         firm) from 1992 to 1993 and 1997.
   Trustee since 1994

   SHARON GIST GILLIAM           - Executive Vice President of Unison-Maximus, Inc. (aviation   - None
   Age: 61                         and governmental consulting company).
   Trustee since 2001

   SANDRA POLK GUTHMAN           - CEO of Polk Bros. Foundation (an Illinois not-for-profit     - None
   Age: 61                         corporation) since 1993;
   Trustee since 2000            - Director of MBIA Insurance Corp. of Illinois (a municipal bond insurance company) since 1994;
                                 - Director of STS Consultants, Ltd. (an employee owned
                                   engineering consulting firm).

   MICHAEL E. MURPHY             - President of Sara Lee Foundation (philanthropic              - Coach, Inc.;
   Age: 68                         organization) from 1997 to 2001.                             - Payless Shoe Source, Inc.
   Trustee since 1998                                                                             (a retail shoe store
                                                                                                  business);
                                                                                                - GATX Corporation (a
                                                                                                  railroad holding company).

   RICHARD P. STRUBEL            - Vice Chairman, President and Chief Operating Officer of      - Gildan Activewear, Inc.
   Age: 65                         UNext Inc. (a provider of educational services via the         (an athletic clothing
   Trustee since 2000              Internet) since 2003 and 1999, respectively;                   marketing and
                                 - Director of Cantilever Technologies (a private software        manufacturing company);
                                   company) since 1999.                                         - Goldman Sachs Mutual Fund
                                                                                                  Complex (63 portfolios);
                                                                                                - Goldman Sachs Closed-End
                                                                                                  Fund.
   -------------------------------------------------------------------------------------------------------------------------


                               NORTHERN FUNDS ANNUAL REPORT   139   EQUITY FUNDS

EQUITY FUNDS
TRUSTEES AND OFFICERS (continued)

   -----------------------------------------------------------------------------------------------------------------------
   INTERESTED TRUSTEES
   NAME, ADDRESS (1), AGE,
   POSITIONS HELD WITH
   FUND AND LENGTH OF
   SERVICE AS NORTHERN                                                                        OTHER DIRECTORSHIPS
   FUNDS TRUSTEE (2)             PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS                 HELD BY TRUSTEE
   -----------------------------------------------------------------------------------------------------------------------
   MARY JACOBS SKINNER,          - Partner in the law firm of Sidley Austin Brown & Wood.     - None
   ESQ. (4)
   Age: 47
   Trustee since 1998

   STEPHEN TIMBERS (4)           - Vice Chairman of Northern Trust Corporation and The        - USF Corporation;
   Age: 60                         Northern Trust Company from 2003 to 2004;                  - Calamos Mutual Fund
   Trustee since 2000            - President and Chief Executive Officer of Northern Trust      Complex (10 portfolios);
                                   Investments, N.A. from 2001 to 2004;                       - Calamos Closed-End Funds
                                 - President of Northern Trust Global Investments, a            (3 portfolios).
                                   division of Northern Trust Corporation and Executive
                                   Vice President of
                                   The Northern Trust Company from 1998 to 2003.
   -----------------------------------------------------------------------------------------------------------------------

(1) Each Trustee may be contacted by writing to the Trustee, c/o Jeffrey A. Dalke, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103-6996.

(2) Each Trustee serves until his or her resignation, removal or retirement, or election of his or her successor.

(3) Mr. Bax was appointed to the Trust as of January 1, 2005.

(4) An "interested person," as defined by the Investment Company Act of 1940, as amended. Ms. Skinner is deemed to be an "interested" Trustee because her law firm provides legal services to Northern Trust Corporation and its affiliates, and because she owns shares of Northern Trust Corporation. Mr. Timbers is deemed to be an interested Trustee because he is a former officer, director, employee and is a shareholder of Northern Trust Corporation and/or its affiliates.


EQUITY FUNDS     140   NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

   ------------------------------------------------------------------------------------------
   OFFICERS OF THE TRUST (1)
   NAME, ADDRESS, AGE,
   POSITIONS HELD WITH
   FUND AND LENGTH OF
   SERVICE AS NORTHERN
   FUNDS OFFICER                 PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
   ------------------------------------------------------------------------------------------
   LLOYD A. WENNLUND             - Executive Vice President since 2003 and Director since
   Age: 47                         2001 of Northern Trust Investments, N.A.; Executive Vice
   50 South LaSalle Street         President and other positions at The Northern Trust
   Chicago, IL 60675               Company, President of Northern Trust Securities, Inc., and
   President since 2000            Managing Executive, Mutual Funds for Northern Trust Global
                                   Investments since 1989.

   ERIC K. SCHWEITZER            - Senior Vice President at Northern Trust Investments, N.A.
   Age: 43                         since 2001 and Senior Vice President at The Northern Trust
   50 South LaSalle Street         Company and the Director of Distribution, Product
   Chicago, IL 60675               Management and Client Services in the Mutual Fund Group of
   Vice President since 2000       Northern Trust Global Investments since 2000; Managing
                                   Director of Mutual Funds for US Bancorp from 1997 to 2000.

   STUART SCHULDT                - Senior Vice President and Division Manager of Fund
   Age: 43                         Administration and Fund Accounting at
   50 South LaSalle Street         The Northern Trust Company since 1998.
   Chicago, IL 60675
   Treasurer since 2005

   SUSAN J. HILL                 - Senior Vice President of Compliance of Northern Trust
   Age: 48                         Global Investments Administration since 2004; Vice
   50 South LaSalle Street         President of Compliance of Northern Trust Global
   Chicago, IL 60675               Investments Administration from 2000 to 2004; Vice
   Chief Compliance Officer        President at Van Kampen Investments from 1992 to 2000.
   since 2004

   WES L. RINGO                  - Senior Vice President of Northern Trust Investments, N.A.
   Age: 54                         and Compliance Director of Northern Trust Securities, Inc.
   50 South LaSalle Street         since 2001; Managing Director, Assistant General Counsel
   Chicago, IL 60675               and Director of Regulatory Affairs of U.S. Bancorp Piper
   Anti-Money Laundering           Jaffrey from 1996 to 2001.
   Compliance Officer since
   2002

   BRIAN OVAERT                  - Senior Vice President and Department Head at The Northern
   Age: 43                         Trust Company overseeing Fund Accounting, Transfer Agent
   50 Bank Street                  and Fund Administration functions since 1998.
   Canary Wharf
   London, E145NT
   Assistant Treasurer since
   2005

   JEFFREY A. DALKE, ESQ.        - Partner in the law firm of Drinker Biddle & Reath LLP.
   Age: 54
   One Logan Square
   18th and Cherry Streets
   Philadelphia, PA 19103-6996
   Secretary since 1993

   LINDA J. HOARD, ESQ.          - Senior Counsel and Vice President at PFPC Inc. since 1998.
   Age: 57
   99 High Street, 27th Floor
   Boston, MA 02110
   Assistant Secretary since
   1999

   LORI V. O'SHAUGHNESSY         - Counsel and Vice President at PFPC Inc. since 2005;
   Age: 33                         Associate Counsel and Director at PFPC Inc. from 2002 to
   99 High Street, 27th Floor      2005; Associate Counsel at Investors Bank & Trust Company,
   Boston, MA 02110                a financial service provider, from 2001 to 2002; Manager
   Assistant Secretary since       in the Regulatory Administration Department of PFPC Inc.
   2003                            prior thereto.
   ------------------------------------------------------------------------------------------

(1) Each Officer serves until his or her resignation, removal or retirement, or election of his or her successor.


                               NORTHERN FUNDS ANNUAL REPORT   141   EQUITY FUNDS

EQUITY FUNDS
TRUSTEES AND OFFICERS (continued)

   APPROVAL OF ADVISORY AGREEMENTS
---------------------------------------------------------------


  The Trustees oversee the management of the Trust, and review the investment performance and expenses of the investment funds covered by this Report (the "Funds") at regularly scheduled meetings held during the Funds' fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust's investment advisory agreements (the "Advisory Agreements") with Northern Trust Investments, N.A. and Northern Trust Global Investments (Europe) Limited (the "Investment Advisers") for the Funds.

  The Advisory Agreements for the Funds were most recently approved by the Trustees, including all of the Trustees who are not parties to the Advisory Agreements or "interested persons" (as such term is defined in the Investment Company Act of 1940, as amended) of any party thereto (the "non-interested Trustees"), on February 11, 2005. Prior to meetings held on October 26, 2004 and February 10-11, 2005, the Board of Trustees received written presentations provided by the Investment Advisers relating to the Trustees' consideration of the Advisory Agreements, and at those meetings, the Trustees also considered the Investment Advisers' oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law.

  In considering whether to approve the Advisory Agreements, the Trustees examined various factors, but did not identify any particular factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Advisers. In this regard, the Trustees considered both the investment advisory services, and the other, non-advisory services, that are provided to the Funds by the Investment Advisers and their affiliates. These services include services as the Funds' custodian, transfer agent and co-administrator. The Trustees also considered that many of the Funds' shareholders had other client relationships with The Northern Trust Company. The Trustees believed that the Investment Advisers had allocated substantial resources and personnel, and had made significant financial commitments, to the investment management and other operations of the Funds, and were able to provide quality services to the Funds. The Trustees also believed that the Investment Advisers had made significant commitments to address new regulatory compliance requirements applicable to the Funds and had developed an internal audit program.

  In addition, the Trustees considered the investment performance of the respective Funds and the Investment Advisers. In this regard, the Trustees compared the investment performance of the respective Funds to the performance of other Securities and Exchange Commission-registered funds and to rankings and ratings issued by third-party consultants. The Trustees also reviewed information prepared by a third party analyzing the risk-adjusted returns of the Funds. The Trustees considered the Funds' investment performance in light of the investment benchmarks, objectives and credit parameters applicable to the Funds and the investor base the Funds are intended to serve. The Trustees believed that the various index Funds were tracking their respective benchmarks. The Trustees also believed that the Investment Advisers were appropriately monitoring and responding to the investment performance of the actively managed equity Funds to achieve competitive returns for long-term investors. In addition, the Trustees reviewed the consistency in the Investment Advisers' investment approach for the respective Funds.

  The Trustees also considered the Funds' contractual advisory fee rates; the Funds' total operating expense ratios; the Investment Advisers' voluntary fee waivers and expense reimbursements with respect to the Funds; and whether a consistent methodology was in place in determining the fees and expenses of the respective Funds. In addition, the Trustees considered the fees paid by the Funds to the Investment Advisers for custodial, transfer agency and co-administration services, and reviewed information as to whether the Investment Advisers had passed, and were likely to continue to pass, benefits from their economies of scale to shareholders. In this regard, the Trustees considered the amount of assets in the Funds; the information provided by the Investment Advisers relating to the costs of the services provided by the Investment Advisers and their affiliates and the profits realized by them; and information comparing fee rates charged by the Investment Advisers (which do not include fee breakpoints) with fee rates charged by other, unaffiliated investment managers to their clients. The Trustees also considered the reductions in the contractual fee rates for the Funds that were approved in 2002 and the further reduction in the contractual fee rates and total net operating expense ratios for two Funds beginning in 2005.


EQUITY FUNDS     142   NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

            Information on the services rendered by the Investment Advisers to the Funds, the fees paid by the Funds under the Advisory Agreements and the Funds' total operating expense ratios were compared to similar information for other mutual funds advised by the Investment Advisers and other, unaffiliated investment management firms. Comparisons of the Funds' fee rates and total operating expense ratios were prepared by a third-party consultant. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Funds. Information was also provided on the fee rates charged bythe Investment Advisers to private accounts managed by them, and on the brokerage and research services received by the Investment Advisers in connection with the placement of brokerage transactions for the Funds.

            After deliberation, the Trustees concluded that the fees paid by the Funds were reasonable in light of the services provided by the Investment Advisers, their costs and the Funds' current and reasonably foreseeable asset levels, and that the Advisory Agreements should be approved and continued.


                               NORTHERN FUNDS ANNUAL REPORT   143   EQUITY FUNDS

EQUITY FUNDS

FOR MORE INFORMATION                                              MARCH 31, 2005

   PORTFOLIO HOLDINGS

  Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's Web site at sec.gov. You may also review and obtain copies at the SEC's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800/SEC-0330.

   PROXY VOTING

  A description of Northern Funds' Proxy Voting Policies and Procedures and each Fund's portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by visiting Northern Funds' Web site at northernfunds.com or the SEC's Web site at sec.gov or by calling the Northern Funds Center at 800/595-9111.


EQUITY FUNDS     144   NORTHERN FUNDS ANNUAL REPORT

                                                              FIXED INCOME FUNDS

TABLE OF CONTENTS

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds' investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Performance calculations reflect fee waivers in effect. In the absence of fee waivers, total return would have been reduced. Total return is based on net change in NAV assuming reinvestment of all dividends and distributions. Quality ratings, such as AAA, refer to the credit risk of individual securities, and not to the Fund.

Performances of the Funds are compared to various market indices. Unlike a mutual fund, the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

This report contains forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management's predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Fund management strategies from those currently expected to be employed.

Northern Funds Distributors, LLC, not affiliated with Northern Trust.
--------------------------------------------------------------------------------
                                NOT FDIC INSURED

--------------------------------------------------------------------------------
                        May lose value/No bank guarantee

--------------------------------------------------------------------------------




 2      PORTFOLIO MANAGEMENT COMMENTARY
 14     STATEMENTS OF ASSETS AND LIABILITIES
 16     STATEMENTS OF OPERATIONS
 18     STATEMENTS OF CHANGES IN NET ASSETS
 20     FINANCIAL HIGHLIGHTS
        SCHEDULES OF INVESTMENTS
        32    ARIZONA TAX-EXEMPT FUND
        35    CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
        38    CALIFORNIA TAX-EXEMPT FUND
        42    FIXED INCOME FUND
        49    FLORIDA INTERMEDIATE TAX-EXEMPT FUND
        52    GLOBAL FIXED INCOME FUND
        54    HIGH YIELD FIXED INCOME FUND
        61    HIGH YIELD MUNICIPAL FUND
        69    INTERMEDIATE TAX-EXEMPT FUND
        77    SHORT-INTERMEDIATE U.S. GOVERNMENT FUND
        78    TAX-EXEMPT FUND
        86    U.S. GOVERNMENT FUND
 87     NOTES TO THE FINANCIAL STATEMENTS
 94     REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
 95     TAX INFORMATION
 96     FUND EXPENSES
 98     ABBREVIATIONS AND OTHER INFORMATION
 99     TRUSTEES AND OFFICERS
 104    FOR MORE INFORMATION

                         NORTHERN FUNDS ANNUAL REPORT   1     FIXED INCOME FUNDS

FIXED INCOME FUNDS
PORTFOLIO MANAGEMENT COMMENTARY

ARIZONA TAX-EXEMPT FUND

To reduce economic stimulus and restrain inflationary                           FUND MANAGER
pressures, the Federal Reserve initiated an increase                                            ERIC V. BOECKMANN
in its benchmark rate during the 12-month period
ended March 31, 2005. Consequently, the federal funds                                           With Northern Trust
rate was increased at a measured 25-basis-point pace                                            since 1985
for a cumulative credit tightening of 175 basis points.
Along with this new policy, bond investors encountered                          (PHOTO)
rising oil prices, uneven payroll growth, mounting                              FUND STATISTICS
deficits and a national election during the period.
This volatile environment resulted in a significant                             INCEPTION DATE: October 1, 1999
flattening of the yield curve, with short-term rates                            TOTAL NET ASSETS: $65 million
rising dramatically and long-term rates remaining                               NET ASSET VALUE: $10.51
almost unchanged. In the face of near-record municipal                          TICKER SYMBOL: NOAZX
supply, tax-exempts managed to outperform their Treasury                        AVERAGE MATURITY: 10.8 years
counterparts during the 12-month period.                                        DURATION: 6.4 years
                                                                                DIVIDEND SCHEDULE: Monthly
In this difficult environment, the Arizona Tax-Exempt                           AVERAGE ANNUAL RETURNS PERIOD ENDED 3/31/05
Fund produced a positive return for its most recent                             -----------------------------------------------
fiscal year, posting a 1.44 percent gain. In comparison,
the Lehman Brothers Arizona Municipal Bond Index returned                       ONE YEAR                        1.44%
1.96 percent. The Fund's slight underperformance is                             THREE YEAR                      5.14%
largely attributable to an underweight in the longer-                           FIVE YEAR                       5.94%
dated maturities that were the biggest beneficiaries of                         SINCE INCEPTION                 5.85%
the flattening yield curve. In addition, returns were
held back by the Fund's holdings of over 25 percent in                          -----------------------------------------------
lower-yielding government-backed securities. As interest
rates rose, we reduced the Fund's duration, which helped                        Performance quoted represents past performance and
performance. Within the Fund's portfolio, we maintained a                       does not guarantee future results. Investment
modified "barbell" construction throughout the period.                          return and principal value will fluctuate so that
In terms of credit quality, we emphasized top-rated bonds.                      shares, when redeemed, may be worth more or less
As of March 31, over three-quarters of the Fund's holdings                      than their original cost. Current performance may
were AAA-rated, including 40 percent in insured credits.                        be lower or higher than the that shown here.
We also limited our holdings in BBB-rated securities.                           Performance data current to the most recent month-
Finally, because of their higher yields, we favored                             end is available at NORTHERNFUNDS.COM.
in-state municipal bonds refundable in less than 10 years.
                                                                                The Fund is "non-diversified" under the Investment
Overall, we believe the Fund is defensively positioned to                       Company Act of 1940, and may invest more of its
respond to any additional interest rate increases by the                        assets in fewer issuers than "diversified" mutual
Federal Reserve. To enhance shareholder return, we                              funds.
closely track developments related to supply and demand
in the municipal market, particularly within Arizona.                           Income from the Fund may be subject to federal
                                                                                alternative minimum tax (AMT), state and local
                                                                                taxes.


GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

---
   Arizona Tax-Exempt Fund

---
   Lehman Brothers Arizona
   Municipal Bond Index

                                  (LINE GRAPH)

                                                                             ARIZONA         LEHMAN BROTHERS ARIZONA
                                                                         TAX-EXEMPT FUND      MUNICIPAL BOND INDEX
                                                                         ---------------     -----------------------
10/1/99                                                                       10000                  10000
                                                                              10237                  10205
                                                                              11362                  11233
                                                                              11755                  11701
                                                                              12914                  12784
                                                                              13477                  13508
3/31/05                                                                       13671                  13773



                                                   The Lehman Brothers Arizona
                                                   Municipal Bond Index is an
                                                   unmanaged index of investment
                                                   grade (Baa or better) tax-
                                                   exempt Arizona bonds with a
                                                   remaining maturity of at
                                                   least one year.

                                                   The graph and table do not
                                                   reflect the deduction of
                                                   taxes that a shareholder
                                                   would pay on fund
                                                   distributions or the
                                                   redemption of fund shares.

                                                   Unlike the Index, the Fund's
                                                   total returns are reduced by
                                                   operating expenses, such as
                                                   transaction costs and
                                                   management fees.


FIXED INCOME FUNDS      2       NORTHERN FUNDS ANNUAL REPORT

                                                              FIXED INCOME FUNDS
PORTFOLIO MANAGEMENT COMMENTARY

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
                                                                                FUND MANAGER
The Federal Reserve initiated an increase in its
benchmark rate during the Fund's most recent                                                    ERIC V. BOECKMANN
fiscal year ended March 31, 2005 in order to reduce
economic stimulus and restrain inflationary pressures.                                          With Northern Trust
During the 12-month period, the federal funds rate was                                          since 1985
boosted by a total of 175 basis points -- in 25-basis-
point increments. In addition to this policy change by                          (PHOTO)
the Fed, bond investors were forced to deal with rising                         FUND STATISTICS
oil prices, uneven payroll growth, mounting deficits
and the presidential election. As a result, the yield                           INCEPTION DATE: October 1, 1999
curve flattened substantially, as short-term rates rose                         TOTAL NET ASSETS: $70 million
sharply. Although confronted with near-record supply,                           NET ASSET VALUE: $10.29
the tax-exempt market outperformed the Treasury market                          TICKER SYMBOL: NCITX
during the period.                                                              AVERAGE MATURITY: 9.7 years
                                                                                DURATION: 5.6 years
In the face of increased market volatility, the                                 DIVIDEND SCHEDULE: Monthly
California Intermediate Tax-Exempt Fund produced a                              AVERAGE ANNUAL RETURNS PERIOD ENDED 3/31/05
positive 1.09 percent total return for the period,                              -------------------------------------------
compared with the 1.63 percent total return of the
Lehman Brothers Mutual Fund California Intermediate                             ONE YEAR                   1.09%
Tax-Exempt Index. The Fund's slight underperformance                            THREE YEAR                 4.71%
was largely attributable to our underweighting of                               FIVE YEAR                  5.17%
uninsured California general obligation bonds, which                            SINCE INCEPTION            5.14%
were upgraded by ratings agencies following the
successful issuance of California's "economic recovery                          -------------------------------------------
bonds." In addition, returns were impaired by the
Fund's underweight in five-year bonds, which                                    Performance quoted represents past performance
experienced steady demand from California residents.                            and does not guarantee future results.
As interest rates rose, we decreased portfolio                                  Investment return and principal value will
duration, which helped performance. In terms of                                 fluctuate so that shares, when redeemed, may
maturity structure, we maintained the Fund's modified                           be worth more or less than their original
"barbell" construction throughout the period. Our focus                         cost. Current performance may be lower or
on quality was two-fold: we concentrated on AAA-rated                           higher than that shown here. Performance data
insured bonds backed by local municipalities and                                current to the most recent month-end is
emphasized large, liquid A-rated credits issued at the                          available at NORTHERNFUNDS.COM.
statewide level. Lastly, we especially favored bonds
refundable in less than 10 years because of their                               The Fund is "non-diversified" under the
distinct yield advantage.                                                       Investment Company Act of 1940, and may invest
                                                                                more of its assets in fewer issuers than
Overall, we believe the Fund is positioned defensively                          "diversified" mutual funds.
to respond to the strong likelihood of additional federal
funds rate increases. We are also closely monitoring                            Income from the Fund may be subject to federal
California's economy and the progress the state is making                       alternative minimum tax (AMT), state and local
in rectifying its budget imbalances. Finally, we are                            taxes.
closely tracking technical municipal market developments,
particularly within California, with the goal of
enhancing shareholder return.


GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

---
    California Intermediate
    Tax-Exempt Fund

---
    Lehman Brothers Mutual Fund
    California Intermediate
    Tax-Exempt Index

                                  (LINE GRAPH)

                                                                                                      LEHMAN BROTHERS MUTUAL FUND
                                                                   CALIFORNIA INTERMEDIATE              CALIFORNIA INTERMEDIATE
                                                                       TAX-EXEMPT FUND                       TAX-EXEMPT INDEX
                                                                   -----------------------            ----------------------------
10/1/99                                                                    10000                                10000
                                                                           10231                                10182
                                                                           11135                                11129
                                                                           11469                                11507
                                                                           12507                                12608
                                                                           13032                                13285
3/31/05                                                                    13174                                13501

                                                    The Lehman Brothers Mutual
                                                    Fund California Intermediate
                                                    Tax-Exempt Index is an
                                                    unmanaged index of
                                                    investment grade (Baa or
                                                    better) tax-exempt
                                                    California bonds with
                                                    maturities of five to ten
                                                    years.

                                                    The graph and table do not
                                                    reflect the deduction of
                                                    taxes that a shareholder
                                                    would pay on fund
                                                    distributions or the
                                                    redemption of fund shares.

                                                    Unlike the Index, the Fund's
                                                    total returns are reduced by
                                                    operating expenses, such as
                                                    transaction costs and
                                                    management fees.



                      NORTHERN FUNDS ANNUAL REPORT    3       FIXED INCOME FUNDS

FIXED INCOME FUNDS
PORTFOLIO MANAGEMENT COMMENTARY

CALIFORNIA TAX-EXEMPT FUND
                                                                                FUND MANAGER
With the goal of reducing economic stimulus and
restraining inflationary pressure, the Federal                                                  ERIC V. BOECKMANN
Reserve initiated an increase in short-term
interest rates during the 12-month period ended                                                 With Northern Trust
March 31, 2005. The federal funds rate was gradually                                            since 1985
increased by a "measured" 25 basis points at seven
separate Fed meetings during the period. Along with                             (PHOTO)
the removal of "policy accommodation" by the Fed,                               FUND STATISTICS
bond investors were confronted with rising petroleum
prices, uneven payroll growth, mounting deficits, and                           INCEPTION DATE: April 8, 1997
uncertainty surrounding the presidential election. This                         TOTAL NET ASSETS: $95 million
changeable environment resulted in a significant                                NET ASSET VALUE: $11.01
flattening of the yield curve, with short-term rates                            TICKER SYMBOL: NCATX
rising sharply. Despite near-record municipal supply,                           AVERAGE MATURITY: 16.3 years
tax-exempt bonds outperformed Treasuries during the                             DURATION: 7.3 years
12-month period.                                                                DIVIDEND SCHEDULE: Monthly
                                                                                AVERAGE ANNUAL RETURNS PERIOD ENDED 3/31/05
In this environment, the California Tax-Exempt Fund                             -------------------------------------------
produced a 2.56 percent total return for the period,
compared with the 3.56 percent total return of the                              ONE YEAR                    2.56%
Lehman Brothers Mutual Fund California Municipal Index.                         THREE YEAR                  6.17%
The Fund's underperformance compared to its benchmark                           FIVE YEAR                   6.50%
was largely attributable to an underweight in uninsured                         SINCE INCEPTION             6.17%
California general obligation bonds, which were upgraded
by ratings agencies following the successful issuance of                        -------------------------------------------
California's "economic recovery bonds" during the period.
Returns were also held back by the Fund's lack of exposure                      Performance quoted represents past performance
to longer-dated maturities, the biggest beneficiaries of                        and does not guarantee future results.
the flattening yield curve. As interest rates rose during                       Investment return and principal value will
the period, we decreased the Fund's duration, which                             fluctuate so that shares, when redeemed, may
benefited performance. Within the Fund's portfolio, we                          be worth more or less than their original
maintained a modified "barbell" construction throughout the                     cost. Current performance may be lower or
period. In addition, our focus on quality was two-fold: we                      higher than that shown here. Performance data
concentrated on top-tier, AAA-insured credits backed by local                   current to the most recent month-end is
municipalities. We also emphasized large, liquid, A-rated                       available at NORTHERNFUNDS.COM.
credits issued at the statewide level. Finally, we especially
favored -- for their yield advantage -- longer-term municipals                  The Fund is "non-diversified" under the
refundable in less than 10 years.                                               Investment Company Act of 1940, and may invest
                                                                                more of its assets in fewer issuers than
Overall, we believe the Fund is defensively positioned to                       "diversified" mutual funds.
respond to the possibility of additional credit tightening
by the Fed. Additionally, we continue to closely monitor                        Income from the Fund may be subject to federal
California's economy and its progress in rectifying budget                      alternative minimum tax (AMT), state and local
imbalances. Lastly, we are closely tracking supply/demand-                      taxes.
related developments in the municipal market with the goal
of enhancing shareholder return.


GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

---
    California Tax-Exempt Fund

---
    Lehman Brothers Mutual
    Fund California
    Municipal Index

                                  (LINE GRAPH)

                                                                      CALIFORNIA                LEHMAN BROTHERS
                                                                      TAX-EXEMPT             MUTUAL FUND CALIFORNIA
                                                                         FUND                     MUNICIPAL INDEX
                                                                      ----------             ----------------------
4/8/97                                                                   10000                        10000
                                                                         11183                        11136
                                                                         11882                        11900
                                                                         11563                        11861
                                                                         12991                        13140
                                                                         13266                        13587
                                                                         14931                        14857
                                                                         15732                        15724
3/31/05                                                                  16127                        16293

                                                    The Lehman Brothers Mutual
                                                    Fund California Municipal
                                                    Index is an unmanaged index
                                                    of investment grade (Baa or
                                                    better) tax-exempt
                                                    California bonds with a
                                                    remaining maturity of at
                                                    least one year.

                                                    The graph and table do not
                                                    reflect the deduction of
                                                    taxes that a shareholder
                                                    would pay on fund
                                                    distributions or the
                                                    redemption of fund shares.

                                                    Unlike the Index, the Fund's
                                                    total returns are reduced by
                                                    operating expenses, such as
                                                    transaction costs and
                                                    management fees.



FIXED INCOME FUNDS      4       NORTHERN FUNDS ANNUAL REPORT

                                                              FIXED INCOME FUNDS
PORTFOLIO MANAGEMENT COMMENTARY

FIXED INCOME FUND
                                                                                FUND MANAGERS
The 12-month period ended March 31, 2005 was
characterized by a "flattening" of the yield                                                    COLIN A. ROBERTSON
curve, meaning that short-term interest rates
rose more than long-term rates. With the yield                                                  With Northern Trust
on the two-year note rising by 2.2 percentage                                                   since 2002
points and 30-year bonds actually falling in yield
by 0.02 percentage points, proper yield curve                                                   MATTHEW TOMS
positioning was critical during the period. As
economic recovery gained momentum in the first half of                                          With Northern Trust
2004, the Federal Reserve began its process of removing                                         since 2000
monetary stimulus from the economy. In a very "measured"
way, the Fed has systematically raised interest rates                           (PHOTO)
throughout the past 12 months, bringing the benchmark                           FUND STATISTICS
federal funds rate from 1.00 percent to 2.75 percent. As
a result, the rate of inflation held steady during this                         INCEPTION DATE: April 1, 1994
period, allowing longer-term interest rates to remain                           TOTAL NET ASSETS: $760 million
relatively low in light of the Fed's tightening.                                NET ASSET VALUE: $9.94
                                                                                TICKER SYMBOL: NOFIX
For the 12-month period, the Fund returned 0.73 percent,                        AVERAGE MATURITY: 7.2 years
versus the Lehman Brothers Aggregate Bond Index's total                         DURATION: 4.7 years
return of 1.15 percent. The Fund's exposure to corporate                        DIVIDEND SCHEDULE: Monthly
bonds -- primarily in the higher-beta segments of the                           AVERAGE ANNUAL RETURNS PERIOD ENDED 3/31/05
market, both in investment grade and especially in high                         --------------------------------------------
yield -- were important contributors to total return.
Investors had a large appetite for yield and were willing                       ONE YEAR                        0.73%
to move down the quality spectrum to capture it. A positive                     FIVE YEAR                       6.02%
fundamental and technical environment for corporate bonds                       TEN YEAR                        6.30%
played a significant role in our decision to overweight the                     SINCE INCEPTION                 6.12%
sector. Within the securitized markets, the Fund was able to
take advantage of some opportunistic positioning with                           --------------------------------------------
mortgage-backed securities during the second quarter of 2004.
                                                                                Performance quoted represents past performance
Overall, we have held a close to neutral position in the                        and does not guarantee future results.
mortgage-backed sector as it has continued to grow more                         Investment return and principal value will
expensively valued, with a steady decline in volatility.                        fluctuate so that shares, when redeemed, may
The Fund's increased overweight in asset-backed and                             be worth more or less than their original
commercial mortgage-backed securities helped performance during                 cost. Current performance may be lower or
the past 12 months. While we participated in several tactical                   higher than that shown here. Performance data
shifts in duration during the period, our overall duration                      current to the most recent month-end is
positioning detracted from performance.                                         available at NORTHERNFUNDS.COM.


GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

---
    Fixed Income

---
    Lehman Brothers
    Aggregate Bond Index

                                  (LINE GRAPH)

                                                                                               LEHMAN BROTHERS
                                                                         FIXED INCOME        AGGREGATE BOND INDEX
                                                                         ------------        ---------------------
4/1/94                                                                       10000                    10000
                                                                             10417                    10499
                                                                             11580                    11631
                                                                             12108                    12202
                                                                             13549                    13666
                                                                             14259                    14551
                                                                             14330                    14824
                                                                             15973                    16681
                                                                             16464                    17572
                                                                             17996                    19625
                                                                             19072                    20687
3/31/05                                                                      19212                    20925

                                                    The Lehman Brothers
                                                    Aggregate Bond Index is an
                                                    unmanaged index of prices of
                                                    U.S. dollar-denominated
                                                    investment grade fixed
                                                    income securities with
                                                    remaining maturities of one
                                                    year and longer.

                                                    The graph and table do not
                                                    reflect the deduction of
                                                    taxes that a shareholder
                                                    would pay on fund
                                                    distributions or the
                                                    redemption of fund shares.

                                                    Unlike the Index, the Fund's
                                                    total returns are reduced by
                                                    operating expenses, such as
                                                    transaction costs and
                                                    management fees.

                      NORTHERN FUNDS ANNUAL REPORT    5       FIXED INCOME FUNDS

FIXED INCOME FUNDS
PORTFOLIO MANAGEMENT COMMENTARY

FLORIDA INTERMEDIATE TAX-EXEMPT FUND
                                                                                FUND MANAGERS
The fixed-income markets experienced a great deal of
volatility over the past 12 months due to recurring                                             TIMOTHY T.A. MCGREGOR
inflation fears, higher commodity prices and mixed
economic news. Intent on containing inflation and                                               With Northern Trust
reducing economic stimulus, the Federal Reserve,                                                since 1989
beginning in June 2004, executed a series of seven
consecutive 25-basis-point interest rate increases.                                             TIMOTHY BLAIR
This resulted in a federal funds rate of 2.75 percent
at the end of the period. In sympathy with Treasury                                             With Northern Trust
yields, the municipal yield curve flattened considerably                                        since 1992
as short maturity municipal yields rose substantially and
long-term yields were virtually unchanged.                                      (PHOTO)
                                                                                FUND STATISTICS
For the 12-month period ended March 31, 2005, the Florida
Intermediate Tax-Exempt Fund returned 1.00 percent,                             INCEPTION DATE: August 15, 1996
compared with a 0.87 percent total return for its benchmark,                    TOTAL NET ASSETS: $56 million
the Lehman Brothers Mutual Fund Florida Intermediate Tax-                       NET ASSET VALUE: $10.50
Exempt Municipal Index. This modest outperformance is                           TICKER SYMBOL: NOFTX
attributable in large part to the "barbell" structure of the                    AVERAGE MATURITY: 8.1 years
Fund, which concentrated assets on both the short and long                      DURATION: 5.2 years
end of the maturity spectrum. While the Fund maintained a                       DIVIDEND SCHEDULE: Monthly
slightly defensive duration profile, or lower sensitivity to                    AVERAGE ANNUAL RETURNS PERIOD ENDED 3/31/05
interest rate movements, performance was enhanced by the                        -------------------------------------------
longer-term and premium coupon structure of the Fund's
holdings.                                                                       ONE YEAR                   1.00%
                                                                                THREE YEAR                 4.74%
The Fund will continue to maintain a slightly defensive                         FIVE YEAR                  5.20%
duration profile and a high-quality bias. Although substantial                  SINCE INCEPTION            4.94%
flattening of the yield curve has taken place during the past
12 months, the Fund will maintain a modified barbell structure                  -------------------------------------------
as we expect additional Federal Reserve interest rate increases
to put added pressure on short-term yields and lead to a further                Performance quoted represents past performance
flattening of the yield curve.                                                  and does not guarantee future results.
                                                                                Investment return and principal value will
                                                                                fluctuate so that shares, when redeemed, may
                                                                                be worth more or less than their original
                                                                                cost. Current performance may be lower or
                                                                                higher than that shown here. Performance data
                                                                                current to the most recent month-end is
                                                                                available at NORTHERNFUNDS.COM.

                                                                                The Fund is "non-diversified" under the
                                                                                Investment Company Act of 1940, and may invest
                                                                                more of its assets in fewer issuers than
                                                                                "diversified" mutual funds.

                                                                                Income from the Fund may be subject to federal
                                                                                alternative minimum tax (AMT), state and local
                                                                                taxes.


GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

---
    Florida Intermediate
    Tax-Exempt Fund

---
    Lehman Brothers
    Mutual Fund Florida
    Intermediate Tax-Exempt
    Municipal Index

                                  (LINE GRAPH)

                                                                                              LEHMAN BROTHERS
                                                                                             MUTUAL FUND FLORIDA
                                                              FLORIDA INTERMEDIATE         INTERMEDIATE TAX-EXEMPT
                                                                 TAX-EXEMPT FUND               MUNICIPAL INDEX
                                                              --------------------         -----------------------
8/15/96                                                               10000                           10000
                                                                      10266                           10295
                                                                      11141                           11204
                                                                      11733                           11857
                                                                      11761                           11921
                                                                      12782                           13112
                                                                      13186                           13540
                                                                      14376                           14860
                                                                      15010                           15675
3/31/05                                                               15160                           15813

                                                    The Lehman Brothers Mutual
                                                    Fund Florida Intermediate
                                                    Tax-Exempt Municipal Index
                                                    is an unmanaged index of
                                                    investment grade (Baa or
                                                    better) tax-exempt Florida
                                                    bonds with a remaining
                                                    maturity of at least one
                                                    year.

                                                    The graph and table do not
                                                    reflect the deduction of
                                                    taxes that a shareholder
                                                    would pay on fund
                                                    distributions or the
                                                    redemption of fund shares.

                                                    Unlike the Index, the Fund's
                                                    total returns are reduced by
                                                    operating expenses, such as
                                                    transaction costs and
                                                    management fees.

FIXED INCOME FUNDS      6       NORTHERN FUNDS ANNUAL REPORT

                                                              FIXED INCOME FUNDS
PORTFOLIO MANAGEMENT COMMENTARY

GLOBAL FIXED INCOME FUND
                                                                                FUND MANAGER
The U.S. economy has experienced a broad-based
recovery during the past 12 months, with the                                                    WAYNE G. BOWERS
U.S. and Asia ex-Japan continuing to grow
steadily. Imbalances continue to exist, however,                                                With Northern Trust
as both Japan and core European countries seem to                                               since 1999
be showing signs of a loss of momentum and economic
confidence in the face of higher energy prices and                              (PHOTO)
weaker spending. An additional concern for the                                  FUND STATISTICS
fixed-income markets came from the comments of major
central banks regarding pipeline inflation pressure                             INCEPTION DATE: April 1, 1994
and the effect this may have on the future path of                              TOTAL NET ASSETS: $42 million
monetary policy. Nearly all major yield curves                                  NET ASSET VALUE: $11.33
flattened over the period, meaning that short-term                              TICKER SYMBOL: NOIFX
yields rose more than long-term yields. The U.S.                                AVERAGE MATURITY: 6.7 years
dollar experienced a significant decline versus a                               DURATION: 5.3 years
basket of major currencies throughout 2004, finishing                           DIVIDEND SCHEDULE: Annually
approximately 8 percent lower for the calendar year.                            AVERAGE ANNUAL RETURNS PERIOD ENDED 3/31/05
However, the dollar rallied in the first quarter of                             -------------------------------------------
2005 and consequently finished just 4 percent lower
for the Fund's fiscal year ended March 31, 2005.                                ONE YEAR                     4.67%
The majority of the dollar depreciation was versus the                          FIVE YEAR                    7.21%
euro, with a move of 5.5 percent. The dollar declined                           TEN YEAR                     5.17%
2.9 percent versus the Japanese yen and 2.6 percent                             SINCE INCEPTION              5.84%
versus the British pound.
                                                                                -------------------------------------------
The Fund delivered a total return of 4.67 percent for
the 12-month period, compared with a total return of                            Performance quoted represents past performance and
5.34 percent for its benchmark, the J.P. Morgan                                 does not guarantee future results. Investment
Government Bond Index Global. We positioned the Fund                            return and principal value will fluctuate so that
with moderate strategic U.S. dollar underweight                                 shares, when redeemed, may be worth more or less
positions for most of the period. This helped                                   than their original cost. Current performance may
performance, but the positioning was partially negated                          be lower or higher than that shown here.
by our below-benchmark interest rate exposure in Japan                          Performance data current to the most recent
and our overall positioning for a steepening -- instead                         month-end is available at NORTHERNFUNDS.COM.
of a flattening -- yield curve. The Fund had been
positioned for higher, slightly steeper curves as                               The Fund is "non-diversified" under the Investment
inflation concerns, together with higher growth, would                          Company Act of 1940, and may invest more of its
normally lead to increased levels of risk premium built                         assets in fewer issuers than "diversified" mutual
into the yields of longer-term bonds.                                           funds.

Our current positioning still favors a slight overweight                        Foreign securities may involve additional risks,
in Europe and an underweight in Japan. We also still                            including social and political instability,
favor a strategic short dollar currency positioning due                         reduced market liquidity and currency volatility.
to the growing U.S. current account and budget deficits.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

---
    Global Fixed Income Fund

---
    J.P. Morgan Government
    Bond Index Global

                                  (LINE GRAPH)

                                                                         GLOBAL FIXED        J.P. MORGAN GOVERNMENT
                                                                         INCOME FUND            BOND INDEX GLOBAL
                                                                         ------------        ----------------------
4/1/94                                                                      10000                     10000
                                                                            11281                     11208
                                                                            11946                     11946
                                                                            12109                     12197
                                                                            12665                     12999
                                                                            13891                     14263
                                                                            13181                     14141
                                                                            13384                     14011
                                                                            13386                     14086
                                                                            15850                     17591
                                                                            17837                     19940
3/31/05                                                                     18670                     21002

                                                    The J.P. Morgan Government
                                                    Bond Index Global is an
                                                    unmanaged index of traded
                                                    government fixed income
                                                    securities that cannot be
                                                    purchased by international
                                                    investors.

                                                    The graph and table do not
                                                    reflect the deduction of
                                                    taxes that a shareholder
                                                    would pay on fund
                                                    distributions or the
                                                    redemption of fund shares.

                                                    Unlike the Index, the Fund's
                                                    total returns are reduced by
                                                    operating expenses, such as
                                                    transaction costs and
                                                    management fees.

                       NORTHERN FUNDS ANNUAL REPORT     7     FIXED INCOME FUNDS

FIXED INCOME FUNDS
PORTFOLIO MANAGEMENT COMMENTARY

HIGH YIELD FIXED INCOME FUND
                                                                                FUND MANAGER
The Fund's most recent fiscal year ended March 31,
2005 was characterized by moderate economic growth,                                             ERIC MISENHEIMER
slight increases in inflation and a pullback in
earnings growth. This relatively benign environment                                             With Northern Trust
helped to generate reasonable returns for the high                                              since 1999
yield market, though they paled in comparison to the
spectacular returns of the two prior annual periods.                            (PHOTO)
Key credit market themes during the 12-month period                             FUND STATISTICS
were the removal of debt from corporate balance sheets,
the continued decrease in high yield issuance and the                           INCEPTION DATE: December 31, 1998
seemingly boundless investor demand for non-government                          TOTAL NET ASSETS: $848 million
debt securities. These developments prompted additional                         NET ASSET VALUE: $8.12
credit upgrades and a continued low default rate among                          TICKER SYMBOL: NHFIX
high yield issuers. During the period, high yield bond                          AVERAGE MATURITY: 6.9 years
performance varied depending on credit quality, with                            DURATION: 5.0 years
BB-rated bonds generating a 4.08 percent return, B-rated                        DIVIDEND SCHEDULE: Monthly
bonds returning 6.74 percent and CCC-rated bonds posting                        AVERAGE ANNUAL RETURNS PERIOD ENDED 3/31/05
an 11.61 percent return. Longer maturities also                                 -------------------------------------------
outperformed shorter maturities.
                                                                                ONE YEAR                   5.33%
Within individual sectors a major determinant of success                        THREE YEAR                 9.63%
was the ability of certain companies to pass on higher                          FIVE YEAR                  6.31%
costs to their customers. In addition, driven by                                SINCE INCEPTION            5.49%
insatiable demand from China, energy and metals prices
continued their march upward with little sign of abatement.                     -------------------------------------------
Against this backdrop, the airline and automotive
industries continued to experience extreme pressure and                         Performance quoted represents past performance and
mounting defaults. The difficulties experienced by these                        does not guarantee future results. Investment
two industries sharply contrasted with the surging profits                      return and principal value will fluctuate so that
enjoyed in basic industries that benefited from ever-rising                     shares, when redeemed, may be worth more or less
commodity prices.                                                               than their original cost. Current performance may
                                                                                be lower or higher than that shown here.
During the 12-month period, the Fund underweighted BB-rated                     Performance data current to the most recent
securities in favor of single B-rated issuers. While the                        month-end is available at NORTHERNFUNDS.COM.
exposure to B-rated issuers helped performance, our more
defensive positioning within the most speculative sectors                       The Fund invests in below investment-grade debt
hurt the Fund's performance relative to the benchmark. In                       obligations, commonly known as "junk bonds." While
addition, the Fund maintained an underweight to longer                          offering higher current yields, these securities
maturity securities because of our concern that they would                      generally are considered speculative and are
be negatively affected by higher interest rates. The                            subject to greater risks than higher-rated bonds.
combination of these factors, coupled with security-
specific volatility, led the Fund to generate a total return of 5.33 percent during the period compared to the 6.84
percent total return of its benchmark, the Lehman Brothers
High Yield Corporate Bond Index.


GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

---
    High Yield Fixed Income Fund

---
    Lehman Brothers High Yield
    Corporate Bond Index

                                                           (LINE GRAPH)

                                                                         HIGH YIELD FIXED    LEHMAN BROTHERS HIGH YIELD
                                                                            INCOME FUND         CORPORATE BOND INDEX
                                                                         ----------------    --------------------------
12/31/98                                                                       10000                   10000
                                                                               10202                   10184
                                                                               10269                   10000
                                                                               10347                   10251
                                                                               10583                   10318
                                                                               11120                   10771
                                                                               13259                   13206
3/31/05                                                                        13965                   14114

                                                    The Lehman Brothers High
                                                    Yield Corporate Bond Index
                                                    is a market value-weighted
                                                    index that tracks the daily
                                                    price-only, coupon and total
                                                    return performance of
                                                    non-investment grade, fixed
                                                    rate, publicly placed,
                                                    dollar-denominated and
                                                    nonconvertible debt
                                                    registered with the U.S.
                                                    Securities and Exchange
                                                    Commission.

                                                    The graph and table do not
                                                    reflect the deduction of
                                                    taxes that a shareholder
                                                    would pay on fund
                                                    distributions or the
                                                    redemption of fund shares.

                                                    Unlike the Index, the Fund's
                                                    total returns are reduced by
                                                    operating expenses, such as
                                                    transaction costs and
                                                    management fees.

FIXED INCOME FUNDS      8       NORTHERN FUNDS ANNUAL REPORT

                                                              FIXED INCOME FUNDS
PORTFOLIO MANAGEMENT COMMENTARY

HIGH YIELD MUNICIPAL FUND
                                                                                FUND MANAGER
Amid a backdrop of volatile geopolitical events,
higher commodity prices, mixed economic news and                                                M. JANE MCCART
inflationary fears, the Federal Reserve began
raising the federal funds rate in quarter-point                                                 With Northern Trust
increments at the end of the second quarter of 2004.                                            since 1998
By the end of the Fund's fiscal year, the Fed had
increased rates seven times, bringing the federal                               (PHOTO)
funds rate to 2.75 percent. The municipal yield curve                           FUND STATISTICS
flattened considerably during this period, with one-
year AAA-rated municipal yields rising approximately                            INCEPTION DATE: December 31, 1998
1.5 percentage points even as 30-year AAA municipal                             TOTAL NET ASSETS: $125 million
yields ended the fiscal year almost unchanged. The                              NET ASSET VALUE: $9.63
high yield municipal market outperformed the                                    TICKER SYMBOL: NHYMX
investment-grade  municipal market for the 12-month                             AVERAGE MATURITY: 18.0 years
period.                                                                         DURATION: 7.9 years
                                                                                DIVIDEND SCHEDULE: Monthly
The Fund's total return of 4.75 percent trailed the                             AVERAGE ANNUAL RETURNS PERIOD ENDED 3/31/05
9.20 percent total return of the Lehman Brothers                                --------------------------------------------
Municipal Non-Investment Grade Bond Index. Relative
performance was hurt as the below-investment-grade                              ONE YEAR                   4.75%
market -- where the Fund was underweight versus the                             THREE YEAR                 6.54%
Index -- turned in strong results given investor                                FIVE YEAR                  6.45%
demand for higher yields. At the same time, the                                 SINCE INCEPTION            4.29%
investment-grade municipal market, where the Fund was
overweight, underperformed. We have consistently                                --------------------------------------------
maintained higher credit quality and sector
diversification compared with the Index in an effort                            Performance quoted represents past performance and
to maintain liquidity and curtail shareholder risk,                             does not guarantee future results. Investment
and we continue to believe this is the appropriate                              return and principal value will fluctuate so that
positioning for the Fund. At the end of the fiscal                              shares, when redeemed, may be worth more or less
year, the Fund was invested 31 percent in issues                                than their original cost. Current performance may
rated A or better, 35 percent in issues rated BBB,                              be lower or higher than that shown here.
10 percent in issues rated BB, one percent in issues                            Performance data current to the most recent
rated B and 23 percent in non-rated issues.                                     month-end is available at NORTHERNFUNDS.COM.

We expect to maintain a focus on the higher-quality                             The Fund invests in below investment-grade debt
spectrum of the high yield municipal market. Our                                obligations, commonly known as "junk bonds." While
emphasis on higher coupon issues continues, as income                           offering higher current yields, these securities
could be a key factor in performance this year in the                           generally are considered speculative and are
event that the market does not experience significant                           subject to greater risks than higher-rated bonds.
principal appreciation.
                                                                                Income from the Fund may be subject to federal
                                                                                alternative minimum tax (AMT), state and local
                                                                                taxes.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

---
    High Yield Municipal Fund

---
    Lehman Brothers Municipal
    Non-Investment Grade
    Bond Index

                                  (LINE GRAPH)

                                                                                             LEHMAN BROTHERS MUNICIPAL
                                                                           HIGH YIELD           NON-INVESTMENT GRADE
                                                                         MUNICIPAL FUND              BOND INDEX
                                                                         --------------      -------------------------
12/31/98                                                                      10000                     10000
                                                                              10054                     10142
                                                                               9503                      9958
                                                                              10182                     10727
                                                                              10740                     11126
                                                                              11529                     10935
                                                                              12409                     12959
3/31/05                                                                       12999                     14150

                                                    The Lehman Brothers
                                                    Municipal Non-Investment
                                                    Grade Bond Index is an
                                                    unmanaged index of
                                                    non-investment grade (Ba or
                                                    lower) tax-exempt bonds with
                                                    a remaining maturity of at
                                                    least one year.

                                                    The graph and table do not
                                                    reflect the deduction of
                                                    taxes that a shareholder
                                                    would pay on fund
                                                    distributions or the
                                                    redemption of fund shares.

                                                    Unlike the Index, the Fund's
                                                    total returns are reduced by
                                                    operating expenses, such as
                                                    transaction costs and
                                                    management fees.


                      NORTHERN FUNDS ANNUAL REPORT     9      FIXED INCOME FUNDS

FIXED INCOME FUNDS
PORTFOLIO MANAGEMENT COMMENTARY

INTERMEDIATE TAX-EXEMPT FUND
                                                                                FUND MANAGER
Despite seven separate short-term interest rate
increases by the Federal Reserve, the Fund managed                                              TIMOTHY T.A. MCGREGOR
to post a positive 1.48 percent total return during
its most recent fiscal year ended March 31, 2005.                                               With Northern Trust
This compares with the 0.92 percent total return of                                             since 1989
the Fund's benchmark, the Lehman Brothers Mutual Fund
Intermediate Municipal Bond Index. During the period,                           (PHOTO)
Fund performance benefited from our decision to reduce                          FUND STATISTICS
interest rate risk exposure and incorporate a
"barbell" maturity structure. Both strategies helped                            INCEPTION DATE: April 1, 1994
the Fund to weather the storm of the aggregate 175                              TOTAL NET ASSETS: $578 million
basis points of credit tightening by the Fed.                                   NET ASSET VALUE: $10.30
                                                                                TICKER SYMBOL: NOITX
The Fund's outperformance was also attributable to                              AVERAGE MATURITY: 9.2 years
yield curve positioning, security selection and                                 DURATION: 5.3 years
security structure decisions, and not to any increase                           DIVIDEND SCHEDULE: Monthly
in credit risk. Although lower investment-grade bonds                           AVERAGE ANNUAL RETURNS PERIOD ENDED 3/31/05
were top performers for the year, we did not believe                            -------------------------------------------
there was sufficient incremental yield pick-up there
to persuade us to reduce credit quality. Heavy                                  ONE YEAR                   1.48%
municipal bond supply and our ability to take                                   FIVE YEAR                  5.55%
advantage of customized security structures helped                              TEN YEAR                   4.94%
to maximize return and minimize risk during the                                 SINCE INCEPTION            4.90%
period. Holding "cushion" bonds, which carry the dual
benefit of higher income and lower interest rate risk                           -------------------------------------------
because of their early call feature, was our best-
performing structural idea.                                                     Performance quoted represents past performance and
                                                                                does not guarantee future results. Investment
During the period, the Fund correctly avoided short-                            return and principal value will fluctuate so that
intermediate holdings, where many investors sought                              shares, when redeemed, may be worth more or less
refuge from rising rates. Instead, we felt that a                               than their original cost. Current performance may
combination of cash equivalents and longer maturity                             be lower or higher than that shown here.
holdings would benefit the most from a flattening                               Performance data current to the most recent
yield curve environment. Subsequently, the yield curve                          month-end is available at NORTHERNFUNDS.COM.
flattened by over 100 basis points, rewarding this
strategy. The Fund's dividend rate also increased as                            Income from the Fund may be subject to federal
interest rates rose. Our sector choices during the                              alternative minimum tax (AMT), state and local
period included U.S. government-backed municipal bonds                          taxes.
and general obligation bonds. These sectors provided
tax-free income and represented good fundamental value.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

---
    Intermediate Tax-Exempt Fund

---
    Lehman Brothers Mutual Fund
    Intermediate Municipal
    Bond Index

                                  (LINE GRAPH)

                                                                         INTERMEDIATE        LEHMAN BROTHER MUTUAL FUND
                                                                          TAX-EXEMPT           INTERMEDIATE MUNICIPAL
                                                                             FUND                    BOND INDEX
                                                                         ------------        --------------------------
4/1/94                                                                       10000                      10000
                                                                             10439                      10646
                                                                             11149                      11511
                                                                             11526                      12044
                                                                             12322                      13147
                                                                             12931                      13932
                                                                             12906                      14016
                                                                             14084                      15455
                                                                             14549                      15993
                                                                             15945                      17654
                                                                             16673                      18639
3/31/05                                                                      16920                      18807

                                                    The Lehman Brothers Mutual
                                                    Fund Intermediate Municipal
                                                    Bond Index is an unmanaged
                                                    index of investment grade
                                                    (Baa or better) tax-exempt
                                                    bonds with maturities of
                                                    five to ten years.

                                                    The graph and table do not
                                                    reflect the deduction of
                                                    taxes that a shareholder
                                                    would pay on fund
                                                    distributions or the
                                                    redemption of fund shares.

                                                    Unlike the Index, the Fund's
                                                    total returns are reduced by
                                                    operating expenses, such as
                                                    transaction costs and
                                                    management fees.


FIXED INCOME FUNDS      10      NORTHERN FUNDS ANNUAL REPORT

                                                              FIXED INCOME FUNDS
PORTFOLIO MANAGEMENT COMMENTARY

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND
                                                                                FUND MANAGER
The past year was difficult for investors who focus
on the short end of the yield curve, due to the fact                                            DEBORAH BOYER STEFANI
that the Federal Reserve began raising interest rates
in order to keep inflation at bay and bring rates back                                          With Northern Trust
to neutral from their accommodative levels of 2001 to                                           since 2000
2003. The Fed raised short-term rates seven times,
bringing the benchmark federal funds rate to 2.75                               (PHOTO)
percent at the end of the period, compared with 1.00                            FUND STATISTICS
percent a year ago. Short-term government bonds, the
area of the bond market most sensitive to Fed rate                              INCEPTION DATE: October 1, 1999
moves, underperformed intermediate- and long-term                               TOTAL NET ASSETS: $158 million
issues. Mortgage-backed securities outperformed, due                            NET ASSET VALUE: $10.06
in part to investors' continued search for yield.                               TICKER SYMBOL: NSIUX
                                                                                AVERAGE MATURITY: 2.8 years
In this environment, the Fund returned -1.28 percent,                           DURATION: 2.4 years
while its benchmark, the Merrill Lynch 1-5 Year                                 DIVIDEND SCHEDULE: Monthly
Government Index, returned -0.62 percent for the 12-                            AVERAGE ANNUAL RETURNS PERIOD ENDED 3/31/05
month period ended March 31, 2005.                                              -------------------------------------------

Although the Fund underperformed, it benefited from                             ONE YEAR                   (1.28)%
its exposure to mortgage-backed securities and an                               THREE YEAR                  2.95%
overweight to agency notes during the period, as these                          FIVE YEAR                   4.65%
sectors provided positive returns versus Treasuries.                            SINCE INCEPTION             4.55%
In the second quarter of 2004, the Fund participated
in some opportunistic positioning within the mortgage                           -------------------------------------------
market, which enhanced performance. Throughout most of
the second half of 2004 and into 2005, the mortgage                             Performance quoted represents past performance and
market continued to grow more richly valued due to a                            does not guarantee future results. Investment
steady decline in its volatility. As a result, we have                          return and principal value will fluctuate so that
kept mortgage exposure within the Fund at a relatively                          shares, when redeemed, may be worth more or less
low level. We also elected to shift the Fund's agency                           than their original cost. Current performance may
exposure from an overweight to a more neutral                                   be lower or higher than that shown here.
positioning due to the substantial amount of "headline                          Performance data current to the most recent
risk;" namely, the SEC investigation into the                                   month-end is available at NORTHERNFUNDS.COM.
accounting practices of the Federal National Mortgage
Association, or Fannie Mae. However, as the market                              Unlike U.S. Treasury bonds and bills, the
appeared to be willing to absorb the regulatory news                            principal value and investment return of the Fund
without much reaction, we felt comfortable adding to                            are neither guaranteed nor insured by the U.S.
our exposure and bringing the sector back to an                                 Government.
overweight. While we made several tactical shifts in
duration throughout the period, our decisions with
respect to duration positioning were a drag on overall
performance.


GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

---
    Short-Intermediate
    U.S. Government Fund

---
    Merrill Lynch 1-5 Year
    Government Index

                                  (LINE GRAPH)

                                                                          SHORT-INTERMEDIATE     MERRILL LYNCH 1-5 YEAR
                                                                         U.S. GOVERNMENT FUND       GOVERNMENT INDEX
                                                                         --------------------    ----------------------
10/1/99                                                                           10000                   10000
                                                                                  10167                   10163
                                                                                  11156                   11258
                                                                                  11703                   11867
                                                                                  12630                   12863
                                                                                  12940                   13238
3/31/05                                                                           12774                   13160

                                                    The Merrill Lynch 1-5 Year
                                                    Government Index is an
                                                    unmanaged index of prices of
                                                    U.S. Treasury notes with
                                                    maturities of one to five
                                                    years.

                                                    The graph and table do not
                                                    reflect the deduction of
                                                    taxes that a shareholder
                                                    would pay on fund
                                                    distributions or the
                                                    redemption of fund shares.

                                                    Unlike the Index, the Fund's
                                                    total returns are reduced by
                                                    operating expenses, such as
                                                    transaction costs and
                                                    management fees.


NORTHERN FUNDS ANNUAL REPORT    11      FIXED INCOME FUNDS

FIXED INCOME FUNDS
PORTFOLIO MANAGEMENT COMMENTARY

TAX-EXEMPT FUND
                                                                                FUND MANAGER
During the 12-month period ended March 31, 2005, the
Federal Reserve began its march back toward a neutral                                           TIMOTHY T.A. MCGREGOR
policy stance with respect to short-term interest
rates. To accomplish this, it raised the federal funds                                          With Northern Trust
rate seven times in 25-basis-point increments from                                              since 1989
1.00 percent to the current 2.75 percent rate.
                                                                                (PHOTO)
The Fund was slightly defensive from an interest rate                           FUND STATISTICS
risk standpoint for most of the period, which
contributed to its positive total return of 2.18                                INCEPTION DATE: April 1, 1994
percent. However, the Fund lagged the 2.66 percent                              TOTAL NET ASSETS: $468 million
total return of its benchmark, the Lehman Brothers                              NET ASSET VALUE: $10.59
Mutual Fund Municipal Bond Index. This underperformance                         TICKER SYMBOL: NOTEX
was primarily due to the Fund's focus on higher-quality                         AVERAGE MATURITY: 13.9 years
issues. The Fund was heavily invested in highest-rated                          DURATION: 6.7 years
investment-grade securities, which underperformed                               DIVIDEND SCHEDULE: Monthly
lower-rated investment-grade securities. Sector                                 AVERAGE ANNUAL RETURNS PERIOD ENDED 3/31/05
selection targeted an increase in U.S. government-                              -------------------------------------------
backed municipals. These securities were created in
large numbers last year as part of the high volume of                           ONE YEAR                   2.18%
refinancings at the state and local level. Their top-                           FIVE YEAR                  6.47%
tier quality profile, and favorable pricing as a result                         TEN YEAR                   5.84%
of heavy supply, were positive attributes that led us                           SINCE INCEPTION            5.84%
to increase the sector's percentage weight in the Fund.
The most significant changes in the Fund during the                             -------------------------------------------
year were a shortening of its duration profile and a
widening of its "barbell" maturity structure. These                             Performance quoted represents past performance and
strategies enhanced performance as interest rates rose                          does not guarantee future results. Investment
and the yield curve flattened.                                                  return and principal value will fluctuate so that
                                                                                shares, when redeemed, may be worth more or less
Record supply levels in the overall market required a                           than their original cost. Current performance may
rigorous security selection process that capitalized on                         be lower or higher than that shown here.
both the primary and secondary markets as well as                               Performance data current to the most recent
negotiated issues that were tailored to meet the Fund's                         month-end is available at NORTHERNFUNDS.COM.
strategic goals. The Fund's positive total return for
the period may surprise some during an environment of                           Income from the Fund may be subject to federal
consistent rate hikes, but it is in fact partly                                 alternative minimum tax (AMT), state and local
attributable to rising interest rates, which increased                          taxes.
the Fund's income generation. The credit quality of
the Fund has not changed from the very high level of
past years. This reflects our view that the relatively
small incremental yield increases to be gained by
stepping down in credit quality do not present
attractive investment opportunities.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

---
    Tax-Exempt Fund

---
    Lehman Brothers Mutual Fund
    Municipal Bond Index

                                  (LINE GRAPH)

                                                                         TAX-EXEMPT          LEHMAN BROTHERS MUTUAL FUND
                                                                            FUND                 MUNICIPAL BOND INDEX
                                                                         ----------          ---------------------------
4/1/94                                                                     10000                        10000
                                                                           10581                        10743
                                                                           11399                        11644
                                                                           11898                        12280
                                                                           13130                        13596
                                                                           13856                        14440
                                                                           13640                        14428
                                                                           15141                        16004
                                                                           15685                        16615
                                                                           17280                        18257
                                                                           18273                        19328
3/31/05                                                                    18672                        19843


                                                    The Lehman Brothers Mutual
                                                    Fund Municipal Bond Index is
                                                    an unmanaged index of
                                                    investment grade (Baa or
                                                    better) tax-exempt bonds
                                                    with a remaining maturity of
                                                    at least one year.

                                                    The graph and table do not
                                                    reflect the deduction of
                                                    taxes that a shareholder
                                                    would pay on fund
                                                    distributions or the
                                                    redemption of fund shares.

                                                    Unlike the Index, the Fund's
                                                    total returns are reduced by
                                                    operating expenses, such as
                                                    transaction costs and
                                                    management fees.


FIXED INCOME FUNDS      12      NORTHERN FUNDS ANNUAL REPORT

                                                              FIXED INCOME FUNDS
PORTFOLIO MANAGEMENT COMMENTARY

U.S. GOVERNMENT FUND
                                                                                FUND MANAGER
Looking back over the 12-month period ended March 31,
2005, the U.S. Treasury yield curve shifted                                                     DEBORAH BOYER STEFANI
significantly but in an inconsistent manner. On the
short end of the curve, the yield on the two-year                                               With Northern Trust
Treasury note rose 2.2 percentage points. Short term                                            since 2000
bonds, which are most sensitive to Federal Reserve
interest rate policy, reacted to the Fed's decision to                          (PHOTO)
raise its benchmark federal funds rate from 1.00                                FUND STATISTICS
percent to 2.75 percent throughout the period via
seven quarter-point increases. At the same time, the                            INCEPTION DATE: April 1, 1994
yield on the 10-year note increased by only 0.65                                TOTAL NET ASSETS: $205 million
percentage points. This was in reaction to the Fed's                            NET ASSET VALUE: $9.91
efforts to calm the markets by making it well known                             TICKER SYMBOL: NOUGX
that rates would be increased at a "measured pace."                             AVERAGE MATURITY: 4.1 years
In addition, reported inflation remained benign and                             DURATION: 3.4 years
the employment market stayed relatively soft -- two                             DIVIDEND SCHEDULE: Monthly
positives for longer-term bonds. Mortgage-backed and                            AVERAGE ANNUAL RETURNS PERIOD ENDED 3/31/05
agency securities both outperformed Treasuries as                               -------------------------------------------
investors remained hungry for yield.
                                                                                ONE YEAR                   (1.39)%
The Fund returned -1.39 percent during its fiscal                               FIVE YEAR                   5.52%
year, compared to a total return of -0.55 percent                               TEN YEAR                    5.56%
for its benchmark, the Lehman Brothers Intermediate                             SINCE INCEPTION             5.37%
U.S. Government Bond Index. Overall, our decisions
with respect to the Fund's duration were a drag on                              -------------------------------------------
performance. However, the Fund's exposure to mortgage-
backed securities and its overweight to agencies                                Performance quoted represents past performance and
contributed positively to performance. We generated                             does not guarantee future results. Investment
returns through some opportunistic positioning within                           return and principal value will fluctuate so that
the mortgage market during the second quarter of 2004.                          shares, when redeemed, may be worth more or less
                                                                                than their original cost. Current performance may
Overall, the Fund's exposure to mortgages has remained                          be lower or higher than that shown here.
light given that the asset class continues to grow more                         Performance data current to the most recent
richly valued. With respect to agencies, we reduced the                         month-end is available at NORTHERNFUNDS.COM.
Fund's overweight in this area to a more neutral level
midway through the period given the negative headlines                          Unlike U.S. Treasury bonds and bills, the
that weighed on the group. We have since moved this                             principal value and investment return of the Fund
position back to an overweight, as the market appeared                          are neither guaranteed nor insured by the U.S.
to be willing to absorb the regulatory news without                             Government.
much reaction.


GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

---
    U.S. Government Fund

---
    Lehman Brothers Intermediate
    U.S. Government Bond Index

                                  (LINE GRAPH)

                                                                         U.S. GOVERNMENT       LEHMAN BROTHERS INTERMEDIATE
                                                                               FUND             U.S. GOVERNMENT BOND INDEX
                                                                         ---------------       ----------------------------
4/1/94                                                                         10000                       10000
                                                                               10351                       10427
                                                                               11129                       11376
                                                                               11585                       11915
                                                                               12614                       13032
                                                                               13372                       13889
                                                                               13581                       14225
                                                                               15130                       15925
                                                                               15834                       16720
                                                                               17536                       18551
                                                                               18031                       19215
3/31/05                                                                        17781                       19106


                                                    The Lehman Brothers
                                                    Intermediate U.S. Government
                                                    Bond Index is an unmanaged
                                                    index including all public
                                                    obligations of the U.S.
                                                    Treasury and all publicly
                                                    issued debt of U.S.
                                                    government agencies with
                                                    maturities of up to 10
                                                    years.

                                                    The graph and table do not
                                                    reflect the deduction of
                                                    taxes that a shareholder
                                                    would pay on fund
                                                    distributions or the
                                                    redemption of fund shares.

                                                    Unlike the Index, the Fund's
                                                    total returns are reduced by
                                                    operating expenses, such as
                                                    transaction costs and
                                                    management fees.

                      NORTHERN FUNDS ANNUAL REPORT     13     FIXED INCOME FUNDS

FIXED INCOME FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

                                                   CALIFORNIA                                     FLORIDA
                                    ARIZONA       INTERMEDIATE     CALIFORNIA       FIXED       INTERMEDIATE
Amounts in thousands,              TAX-EXEMPT      TAX-EXEMPT      TAX-EXEMPT      INCOME        TAX-EXEMPT
except per share data                 FUND           FUND             FUND          FUND            FUND
-----------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at amortized
cost                                 $61,558        $71,713         $88,240       $887,638         $54,678
Investments, at fair value           $64,730        $74,961         $94,236       $879,087         $54,830
Cash                                       -             33              18              3               -
Foreign currencies, at fair
value (cost $172)                          -              -               -              -               -
Interest income receivable               834            853           1,290          5,560             919
Dividend income receivable                 -              -               -              -               1
Receivable for securities
sold                                       -          1,437             546          6,829               -
Receivable for fund shares
sold                                       -              -               -            654               -
Receivable from investment
adviser                                    3              3               4             12               4
Prepaid and other assets                   2              2               2              4               2
Total Assets                          65,569         77,289          96,096        892,149          55,756
-----------------------------------------------------------------------------------------------------------
LIABILITIES:
Unrealized loss on forward currency
 exchange contracts                        -              -               -              -               -
Payable for securities
purchased                                  -              -               -          6,760               -
Payable for when-issued
securities                                 -          6,958             555        124,925               -
Payable for fund shares
redeemed                                 477              -             102            123             109
Distributions to shareholders             29             28              44            303              18
Payable to affiliates:
  Investment advisory fees                 8              9              12            101               7
  Co-administration fees                   2              2               3             22               2
  Custody and accounting fees              2              1               2              -               -
  Transfer agent fees                      1              1               2             15               1
Accrued other liabilities                 13             13              16             39              12

Total Liabilities                        532          7,012             736        132,288             149
-----------------------------------------------------------------------------------------------------------
Net Assets                           $65,037        $70,277         $95,360       $759,861         $55,607
-----------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Capital stock                        $61,805        $66,908         $89,220       $767,308         $55,376
Accumulated undistributed
net investment
  income (loss)                            -              -               -              -               -
Accumulated undistributed
net realized
  gain (loss)                             60            121             144          1,104              79
Net unrealized appreciation
(depreciation)                         3,172          3,248           5,996         (8,551)            152
Net Assets                           $65,037        $70,277         $95,360       $759,861         $55,607
-----------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING ($.0001
PAR VALUE,
  UNLIMITED AUTHORIZATION)             6,186          6,828           8,661         76,455           5,296
NET ASSET VALUE, REDEMPTION
AND OFFERING
  PRICE PER SHARE                     $10.51         $10.29          $11.01          $9.94          $10.50
-----------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.


FIXED INCOME FUNDS      14      NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                                           SHORT-
            GLOBAL        HIGH YIELD     HIGH YIELD      INTERMEDIATE    INTERMEDIATE                    U.S.
         FIXED INCOME    FIXED INCOME     MUNICIPAL       TAX-EXEMPT    U.S. GOVERNMENT  TAX-EXEMPT   GOVERNMENT
             FUND            FUND            FUND            FUND           FUND            FUND         FUND
---------------------------------------------------------------------------------------------------------------
             $38,362        $827,682        $119,188        $559,149      $160,308        $420,635     $205,196
             $41,907        $829,389        $122,838        $572,125      $158,371        $446,239     $204,644
                   -               -               1               1             1               -            1
                 170               -               -               -             -               -            -
                 571          19,011           2,148           6,368         1,272           6,941        1,716
                   -               -               1              17             -               7            -
                   -          11,291               -          15,801             -          17,823            -
                   6           1,079              59               -           468               -          136
                   3              11               4               9             5               8            3
                   2              69              11               2             2              11           19
---------------------------------------------------------------------------------------------------------------
              42,659         860,850         125,062         594,323       160,119         471,029      206,519
---------------------------------------------------------------------------------------------------------------
                 276               -               -               -             -               -            -
                   -           8,288               -           7,403             -               -            -
                   -               -               -           7,666         1,359           2,450        1,719
                 107           3,659             109             642           470              72          143
                   -             653              60             204            44             216           69
                   7             116              16              72            21              58           27
                   1              25               4              17             5              13            6
                   5               -               -               7             4               6            8
                   1              17               2              11             3               9            4
                  12              22              12              27            12              26           12
                 409          12,780             203          16,049         1,918           2,850        1,988
---------------------------------------------------------------------------------------------------------------
             $42,250        $848,070        $124,859        $578,274      $158,201        $468,179     $204,531
---------------------------------------------------------------------------------------------------------------
             $38,396        $874,763        $123,055        $563,035      $162,843        $441,296     $206,485
                 820               -               -              77            (3)            (67)         415
                (231)        (28,400)         (1,846)          2,186        (2,702)          1,346       (1,817)
               3,265           1,707           3,650          12,976        (1,937)         25,604         (552)
             $42,250        $848,070        $124,859        $578,274      $158,201        $468,179     $204,531
---------------------------------------------------------------------------------------------------------------
               3,728         104,480          12,960          56,146        15,721          44,209       20,640
              $11.33           $8.12           $9.63          $10.30        $10.06          $10.59        $9.91
---------------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.

                      NORTHERN FUNDS ANNUAL REPORT    15      FIXED INCOME FUNDS

FIXED INCOME FUNDS
STATEMENTS OF OPERATIONS

                                               CALIFORNIA                                       FLORIDA
                                ARIZONA       INTERMEDIATE       CALIFORNIA        FIXED      INTERMEDIATE
                              TAX-EXEMPT       TAX-EXEMPT        TAX-EXEMPT       INCOME       TAX-EXEMPT
Amounts in thousands             FUND             FUND              FUND           FUND           FUND
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                 $3,333            $3,144          $5,019         $34,200         $2,085
Dividend income                      7                 -               -              22             13
-----------------------------------------------------------------------------------------------------------
  Total Investment Income        3,340             3,144           5,019          34,222          2,098
-----------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees           506               503             724           5,309            406
Co-administration fees             106               105             152           1,112             85
Transfer agent fees                 71                70             101             741             57
Custody and accounting fees         50                50              54             191             47
Registration fees                   11                 8               8              19             18
Printing fees                       19                19              19              55             19
Professional fees                    5                 7               7              19              8
Trustee fees and expenses            6                 6               6              18              6
Shareholder servicing fees           4                 1              16               -              -
Other                                7                 7               8              22              4
-----------------------------------------------------------------------------------------------------------
Total Expenses:                    785               776           1,095           7,486            650
  Less voluntary waivers of
   investment advisory fees        (35)              (35)            (51)              -            (28)
  Less expenses reimbursed by
   investment adviser             (150)             (143)           (185)           (778)          (139)
  Less custodian credits             -                (1)              -             (37)            (1)
-----------------------------------------------------------------------------------------------------------
  Net Expenses                     600               597             859           6,671            482
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME            2,740             2,547           4,160          27,551          1,616
-----------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES):
Net realized gains (losses) on:
  Investments                       60               121             280           3,305            175
  Foreign currency transactions      -                 -               -               -              -
Net change in unrealized
   appreciation (depreciation)
   on:
  Investments                   (1,848)           (1,934)         (2,206)        (25,920)        (1,250)
  Forward foreign currency
   exchange contracts                 -                 -               -               -              -
  Translation of other
   assets and liabilities
   denominated in foreign
   currencies                         -                 -               -               -              -
  Net Gains (Losses) on
   Investments and Foreign
   Currency                      (1,788)           (1,813)         (1,926)        (22,615)        (1,075)
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS                        $952              $734          $2,234          $4,936           $541
-----------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.



FIXED INCOME FUNDS     16     NORTHERN FUNDS ANNUAL REPORT

                                        FOR THE FISCAL YEAR ENDED MARCH 31, 2005


                                                                     SHORT-
      GLOBAL        HIGH YIELD    HIGH YIELD     INTERMEDIATE     INTERMEDIATE                     U.S.
   FIXED INCOME    FIXED INCOME    MUNICIPAL      TAX-EXEMPT     U.S. GOVERNMENT  TAX-EXEMPT   GOVERNMENT
       FUND            FUND          FUND           FUND              FUND           FUND         FUND
-----------------------------------------------------------------------------------------------------------
      $1,519         $66,442        $5,622         $23,959           $5,202        $24,253       $8,515
           -             923            28             200                -            137            -
       1,519          67,365         5,650          24,159            5,202         24,390        8,515
-----------------------------------------------------------------------------------------------------------

         405           6,072           763           4,256            1,249          3,513        1,657
          70           1,273           160             890              261            735          346
          46             849           107             594              174            490          231
         107             194            52             163               71            140           86
          15              24            17              17               21             18           17
          19              35            19              40               19             38           19
           6              13             6              12                6             13            6
           6              11             6              12                6             12            6
           -             171             8               1                -              -            1
          10              14             7              16                6             12            7
-----------------------------------------------------------------------------------------------------------
         684           8,656         1,145           6,001            1,813          4,971        2,376

           -               -           (53)           (297)               -           (245)           -

        (146)           (944)         (183)           (648)            (247)          (558)        (300)
          (1)            (72)           (1)            (10)              (1)            (2)           -
         537           7,640           908           5,046            1,565          4,166        2,076
-----------------------------------------------------------------------------------------------------------
         982          59,725         4,742          19,113            3,637         20,224        6,439
-----------------------------------------------------------------------------------------------------------


         190             871          (223)          3,231           (2,513)         5,659       (1,416)
       1,927               -             -               -                -              -            -

      (1,154)        (17,323)          645         (14,303)          (3,747)       (15,963)      (9,116)

        (807)              -             -               -                -              -            -

           6               -             -               -                -              -            -

         162         (16,452)          422         (11,072)          (6,260)       (10,304)     (10,532)
-----------------------------------------------------------------------------------------------------------

      $1,144         $43,273        $5,164          $8,041          $(2,623)        $9,920      $(4,093)
-----------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.

                     NORTHERN FUNDS ANNUAL REPORT    17       FIXED INCOME FUNDS

FIXED INCOME FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                               CALIFORNIA                                             FLORIDA
                                              ARIZONA         INTERMEDIATE      CALIFORNIA            FIXED         INTERMEDIATE
                                            TAX-EXEMPT         TAX-EXEMPT       TAX-EXEMPT           INCOME          TAX-EXEMPT
                                               FUND               FUND             FUND               FUND              FUND
Amounts in thousands                        2005   2004       2005   2004       2005   2004       2005    2004       2005   2004
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                     $2,740   $3,291   $2,547   $2,670   $4,160   $4,624   $27,551  $24,435   $1,616  $1,415
Net realized gains (losses)                   60      582      121      365      280    1,247     3,305   14,735      175     576
Net change in unrealized appreciation
  (depreciation)                          (1,848)    (629)  (1,934)    (115)  (2,206)     (67)  (25,920)   2,015   (1,250)    258
  Net Increase (Decrease) in Net Assets
  Resulting from Operations                  952    3,244      734    2,920    2,234    5,804     4,936   41,185      541   2,249
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                  5,959   11,774   14,549   15,297   16,073   19,208   191,300  196,756   11,518  26,959
Reinvestment of dividends                    864      571      472      498    1,129    1,592     8,015    8,621    1,029   1,451
Payments for shares redeemed             (17,219) (16,394) (17,390) (23,113) (32,731) (32,208) (164,864)(185,526) (12,721)(26,660)
  Net Increase (Decrease) in Net Assets
  Resulting from Capital Share
  Transactions                           (10,396)  (4,049)  (2,369)  (7,318) (15,529) (11,408)   34,451   19,851     (174)  1,750
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income                (2,740)  (3,291)  (2,547)  (2,670)  (4,160)  (4,624)  (29,066) (28,063)  (1,616) (1,415)
From net realized gains                     (582)    (278)    (365)    (538)  (1,030)  (1,501)   (5,015)  (6,156)    (451) (1,235)
  Total Distributions Paid                (3,322)  (3,569)  (2,912)  (3,208)  (5,190)  (6,125)  (34,081) (34,219)  (2,067) (2,650)
 ---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS  (12,766)  (4,374)  (4,547)  (7,606) (18,485) (11,729)    5,306   26,817   (1,700)  1,349

NET ASSETS:
Beginning of year                         77,803   82,177   74,824   82,430  113,845  125,574   754,555  727,738   57,307  55,958
End of year                              $65,037  $77,803  $70,277  $74,824  $95,360 $113,845  $759,861 $754,555  $55,607 $57,307
----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET
  INVESTMENT INCOME (LOSS)                   $ -      $ -      $ -      $ -      $ -      $ -      $ -     $(542)     $ -     $ -
----------------------------------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.


FIXED INCOME FUNDS      18      NORTHERN FUNDS ANNUAL REPORT

                                            FOR THE FISCAL YEARS ENDED MARCH 31,

                                                                                SHORT-
     GLOBAL          HIGH YIELD         HIGH YIELD       INTERMEDIATE        INTERMEDIATE                                U.S.
  FIXED INCOME      FIXED INCOME        MUNICIPAL         TAX-EXEMPT        GOVERNMENT U.S.       TAX-EXEMPT         GOVERNMENT
      FUND              FUND               FUND              FUND                 FUND                FUND              FUND

  2005     2004     2005    2004       2005    2004      2005     2004       2005      2004       2005    2004      2005     2004
-----------------------------------------------------------------------------------------------------------------------------------
   $982     $798  $59,725   $47,855   $4,742  $3,418    $19,113  $20,152    $3,637   $3,506    $20,224  $21,548   $6,439    $8,008
  2,117      943      871    35,431     (223)   (319)     3,231    6,108    (2,513)   1,663      5,659    4,966   (1,416)    3,951

 (1,955)   2,794  (17,323)   10,662      645   2,200    (14,303)   2,195    (3,747)    (645)   (15,963)   3,210   (9,116)   (4,036)

  1,144    4,535   43,273    93,948    5,164   5,299      8,041   28,455    (2,623)   4,524      9,920   29,724   (4,093)    7,923
-----------------------------------------------------------------------------------------------------------------------------------

 28,560   41,046  418,527   557,365   61,088  58,729     71,130   71,586    69,408  129,898     50,189   67,498   27,046    54,645
    254      206   13,296     9,767      908     478      6,035   12,313     1,907    2,686      9,598    6,086    2,385     4,702
(44,335) (12,856)(348,923) (216,687) (27,478)(23,414)  (114,460)(117,073) (104,692)(118,869)   (95,439)(104,011) (96,340) (123,759)


(15,521)  28,396   82,900   350,445   34,518  35,793    (37,295) (33,174)  (33,377)  13,715    (35,652) (30,427) (66,909)  (64,412)
-----------------------------------------------------------------------------------------------------------------------------------

 (1,850)  (2,200) (59,725)  (51,390)  (4,742) (3,418)   (19,111) (20,154)   (3,810)  (3,996)   (20,224) (21,548)  (6,635)   (8,912)
      -        -        -         -        -       -     (4,988) (12,277)     (945)  (2,240)    (8,086)  (4,739)  (1,380)   (3,466)
 (1,850)  (2,200) (59,725)  (51,390)  (4,742) (3,418)   (24,099) (32,431)   (4,755)  (6,236)   (28,310) (26,287)  (8,015)  (12,378)
-----------------------------------------------------------------------------------------------------------------------------------
(16,227)  30,731   66,448   393,003   34,940  37,674    (53,353) (37,150)  (40,755)  12,003    (54,042) (26,990) (79,017)  (68,867)


 58,477   27,746  781,622   388,619   89,919  52,245    631,627  668,777   198,956  186,953    522,221  549,211  283,548   352,415
$42,250  $58,477 $848,070  $781,622 $124,859 $89,919   $578,274 $631,627  $158,201 $198,956   $468,179 $522,221 $204,531  $283,548
-----------------------------------------------------------------------------------------------------------------------------------

   $820    $(239)     $ -       $ -      $ -     $ -        $77      $75       $(3)     $(3)      $(67)    $(67)    $415      $415
-----------------------------------------------------------------------------------------------------------------------------------


See Notes to the Financial Statements.


                      NORTHERN FUNDS ANNUAL REPORT     19     FIXED INCOME FUNDS

FIXED INCOME FUNDS
FINANCIAL HIGHLIGHTS

                                                                       ARIZONA TAX-EXEMPT FUND
Selected per share data                            2005          2004             2003        2002        2001
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                $10.86        $10.88           $10.46      $10.66      $10.03

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                               0.41          0.44             0.42        0.43        0.45
Net realized and unrealized gains
  (losses)                                         (0.26)         0.02             0.60       (0.06)       0.63
  Total Income from Investment Operations           0.15          0.46             1.02        0.37        1.08
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                       (0.41)        (0.44)           (0.42)      (0.43)      (0.45)
  From net realized gains                          (0.09)        (0.04)           (0.18)      (0.14)          -
     Total Distributions Paid                      (0.50)        (0.48)           (0.60)      (0.57)      (0.45)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                      $10.51        $10.86           $10.88      $10.46      $10.66
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                    1.44%         4.28%            9.87%       3.47%      10.98%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year            $65,037       $77,803          $82,177     $76,428      $74,134
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements       0.85%         0.85%            0.85%       0.85%       0.85%
  Expenses, before waivers and reimbursements       1.11%         1.12%            1.12%       1.12%       1.14%
  Net investment income, net of
     waivers and reimbursements                     3.87%         4.04%            3.85%       4.01%       4.34%
  Net investment income, before
     waivers and reimbursements                     3.61%         3.77%            3.58%       3.74%       4.05%
Portfolio Turnover Rate                            36.84%        61.67%          115.89%      93.29%     101.77%
-----------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

See Notes to the Financial Statements.


FIXED INCOME FUNDS      20      NORTHERN FUNDS ANNUAL REPORT

                                            FOR THE FISCAL YEARS ENDED MARCH 31,

                                                                                CALIFORNIA
                                                                        INTERMEDIATE TAX-EXEMPT FUND
Selected per share data                               2005           2004          2003          2002        2001
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                   $10.61         $10.62        $10.26        $10.44      $10.02

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                  0.38           0.36          0.37          0.42        0.45
Net realized and unrealized gains
(losses)                                              (0.26)          0.07          0.54         (0.11)       0.42
  Total Income from Investment Operations              0.12           0.43          0.91          0.31        0.87
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
  From net investment income                          (0.38)         (0.36)        (0.37)        (0.42)      (0.45)
  From net realized gains                             (0.06)         (0.08)        (0.18)        (0.07)          -
     Total Distributions Paid                         (0.44)         (0.44)        (0.55)        (0.49)      (0.45)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                         $10.29         $10.61        $10.62        $10.26      $10.44
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                       1.09%          4.13%         9.06%         3.00%       8.83%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year               $70,277        $74,824       $82,430       $85,617     $90,328
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements          0.85%          0.85%         0.85%         0.85%       0.85%
  Expenses, before waivers and reimbursements          1.10%          1.11%         1.10%         1.11%       1.10%
  Net investment income, net of
     waivers and reimbursements                        3.62%          3.42%         3.50%         3.98%       4.37%
  Net investment income, before
     waivers and reimbursements                        3.37%          3.16%         3.25%         3.72%       4.12%
Portfolio Turnover Rate                               86.88%        108.29%       136.67%        84.87%      67.51%
---------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

See Notes to the Financial Statements.


                   NORTHERN FUNDS ANNUAL REPORT      21     FIXED INCOME FUNDS

FIXED INCOME FUNDS
FINANCIAL HIGHLIGHTS (continued)

                                                              CALIFORNIA TAX-EXEMPT FUND
Selected per share data                       2005          2004          2003         2002        2001
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR          $11.30         $11.32        $10.79       $10.99      $10.32

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                         0.46           0.45          0.44         0.47        0.47
Net realized and unrealized gains (losses)   (0.18)          0.13          0.71        (0.15)       0.67
  Total Income from Investment Operations     0.28           0.58          1.15         0.32        1.14
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                 (0.46)         (0.45)        (0.44)       (0.47)      (0.47)
  From net realized gains                    (0.11)         (0.15)        (0.18)       (0.05)          -
     Total Distributions Paid                (0.57)         (0.60)        (0.62)       (0.52)      (0.47)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                $11.01         $11.30        $11.32       $10.79      $10.99
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                              2.56%          5.24%        10.88%        2.87%      11.29%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year      $95,360       $113,845      $125,574     $125,335    $128,061
Ratio to average net assets of:
  Expenses, net of waivers and
   reimbursements                             0.85%          0.85%         0.85%        0.85%       0.85%
  Expenses, before waivers and
   reimbursements                             1.08%          1.08%         1.08%        1.08%       1.08%
  Net investment income, net of waivers
   and reimbursements                         4.11%          3.95%         3.97%        4.24%       4.41%
  Net investment income, before waivers
   and reimbursements                         3.88%          3.72%         3.74%        4.01%       4.18%
Portfolio Turnover Rate                      70.99%        144.30%       166.17%       73.96%      84.63%
-----------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

See Notes to the Financial Statements.


FIXED INCOME FUNDS      22      NORTHERN FUNDS ANNUAL REPORT

                                             FOR THE FISCAL YEARS ENDED MARCH 31


                                                                   FIXED INCOME FUND
Selected per share data                       2005        2004            2003        2002(4)    2001
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR          $10.33       $10.23           $9.74       $10.10      $9.62

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                         0.38         0.35            0.37         0.56       0.59
Net realized and unrealized gains (losses)   (0.30)        0.24            0.52        (0.17)      0.48
  Total Income from Investment Operation      0.08         0.59            0.89         0.39       1.07
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income (1)             (0.40)       (0.40)          (0.40)       (0.56)     (0.59)
  From net realized gains                    (0.07)       (0.09)              -        (0.19)         -
  Total Distributions Paid                   (0.47)       (0.49)          (0.40)       (0.75)     (0.59)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $9.94       $10.33          $10.23        $9.74     $10.10
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN (2)                              0.73%        5.92%           9.27%        3.09%     11.47%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year     $759,861     $754,555        $727,738     $733,501    $732,644
Ratio to average net assets of:
 Expenses, net of reimbursements and
  credits                                     0.90%        0.90%           0.90%(3)     0.90%      0.90%
 Expenses, before reimbursements and
  credits                                     1.01%        1.04%           1.04%        1.03%      1.04%
 Net investment income, net of
  reimbursements and credits                  3.71%        3.41%           3.70%        5.62%      5.99%
 Net investment income, before
  reimbursements and credits                  3.60%        3.27%           3.56%        5.49%      5.85%
Portfolio Turnover Rate                     198.12%      257.28%         422.89%      246.52%    226.92%
-----------------------------------------------------------------------------------------------------------

(1) Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.

(2) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(3) The net expense ratio includes custodian credits of approximately $29,000 or 0.01% of average net assets. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

(4) As required, effective December 1, 2001, the Funds adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage- and asset-backed securities as interest income, rather than realized gains and losses. The financial highlights for the prior years have not been restated to reflect this change in presentation.

See Notes to the Financial Statements.

                      NORTHERN FUNDS ANNUAL REPORT    23      FIXED INCOME FUNDS

FIXED INCOME FUNDS
FINANCIAL HIGH LIGHTS (continued)

                                                        FLORIDA INTERMEDIATE TAX-EXEMPT FUND
Selected per share data                      2005          2004          2003          2002        2001
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR         $10.78         $10.83        $10.38        $10.50      $10.07

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                        0.30           0.27          0.32          0.38        0.43
Net realized and unrealized gains (losses)  (0.20)          0.20          0.60         (0.05)       0.43
  Total Income from Investment Operations    0.10           0.47          0.92          0.33        0.86
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                (0.30)         (0.27)        (0.32)        (0.38)      (0.43)
  From net realized gains                   (0.08)         (0.25)        (0.15)        (0.07)          -
   Total Distributions Paid                 (0.38)         (0.52)        (0.47)        (0.45)      (0.43)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year               $10.50         $10.78        $10.83        $10.38      $10.50
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                             1.00%          4.37%         9.01%         3.16%       8.68%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year     $55,607        $57,307       $55,958       $47,108     $41,389
Ratio to average net assets of:
  Expenses, net of waivers and
   reimbursements                            0.85%          0.85%         0.85%         0.85%       0.85%
  Expenses, before waivers and
   reimbursements                            1.15%          1.17%         1.18%         1.23%       1.21%
  Net investment income, net of
   waivers and reimbursements                2.84%          2.43%         3.00%         3.57%       4.16%
  Net investment income, before
   waivers and reimbursements                2.54%          2.11%         2.67%         3.19%       3.80%
Portfolio Turnover Rate                     55.94%        258.48%       258.98%       155.55%     169.70%
-----------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

See Notes to the Financial Statements.


FIXED INCOME FUNDS      24      NORTHERN FUNDS ANNUAL REPORT

                                             FOR THE FISCAL YEARS ENDED MARCH 31

                                                                 GLOBAL FIXED INCOME FUND
Selected per share data                        2005        2004            2003        2002        2001
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR           $11.35       $10.59          $9.13         $9.62      $9.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                          0.26         0.33            0.31        0.33        0.64
Net realized and unrealized gains (losses)     0.28         0.98            1.36       (0.31)      (0.49)
   Total Income from Investment Operations     0.54         1.31            1.67        0.02        0.15
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income (1)              (0.56)       (0.55)          (0.21)      (0.48)      (0.09)
  From net realized gains                         -            -               -       (0.03)          -
     Total Distributions Paid                 (0.56)       (0.55)          (0.21)      (0.51)      (0.09)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $11.33       $11.35          $10.59       $9.13       $9.62
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN (2)                               4.67%       12.54%          18.41%       0.01%       1.54%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year       $42,250      $58,477         $27,746     $24,879     $18,890
Ratio to average net assets of:
  Expenses, net of reimbursements              1.16% (3)    1.15%           1.15%       1.15%       1.15%
  Expenses, before reimbursements              1.47%        1.50%           1.64%       1.69%       1.74%
  Net investment income, net of
   reimbursements                              2.10%        1.98%           3.07%       4.08%       4.26%
  Net investment income, before
   reimbursements                              1.79%        1.63%           2.58%       3.54%       3.67%
Portfolio Turnover Rate                       31.88%       43.52%         146.28%     296.89%     297.11%
-----------------------------------------------------------------------------------------------------------

(1) Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.

(2) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(3) Expense ratio, net of waivers and reimbursements, for the year would have been 1.15% absent the effect of interest expense incurred by the Fund's temporary borrowings against a line of credit.

See Notes to the Financial Statements.

                      NORTHERN FUNDS ANNUAL REPORT     25     FIXED INCOME FUNDS

FIXED INCOME FUNDS
FINANCIAL HIGH LIGHTS (continued)

                                                             HIGH YIELD FIXED INCOME FUND
Selected per share data                        2005         2004          2003         2002        2001
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR            $8.27         $7.56         $7.84        $8.42       $9.30

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                          0.58          0.66          0.64         0.76        0.95
Net realized and unrealized gains (losses)    (0.15)         0.74         (0.28)       (0.58)      (0.88)
   Total Income from Investment Operations     0.43          1.40          0.36         0.18        0.07
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income (1)              (0.58)        (0.69)        (0.64)       (0.76)      (0.95)
    Total Distributions Paid                  (0.58)        (0.69)        (0.64)       (0.76)      (0.95)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                  $8.12         $8.27         $7.56        $7.84       $8.42
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN (2)                               5.33%        19.05%         5.10%        2.28%       0.77%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year      $848,070      $781,622      $388,619     $272,110    $206,175
Ratio to average net assets of:
  Expenses, net of reimbursements and
   credits                                     0.90%(3)      0.90%         0.90%        0.90%       0.90%
  Expenses, before reimbursements and
   credits                                     1.02%         1.04%         1.07%        1.07%       1.06%
  Net investment income, net of
   reimbursements and credits                  7.02%         7.90%         8.61%        9.35%      10.71%
  Net investment income, before
   reimbursements and credits                  6.90%         7.76%         8.44%        9.18%      10.55%
Portfolio Turnover Rate                       87.57%       152.16%       138.79%      125.63%     159.35%
-----------------------------------------------------------------------------------------------------------


(1) Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.

(2) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(3) The net expense ratio includes custodian credits of approximately $72,000 or 0.01% of average net assets. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS      26      NORTHERN FUNDS ANNUAL REPORT

                                             FOR THE FISCAL YEARS ENDED MARCH 31

                                                               HIGH YIELD MUNICIPAL FUND
Selected per share data                       2005        2004             2003        2002        2001
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR           $9.61        $9.36            $9.16       $9.15       $9.01

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                         0.42         0.44             0.46        0.48        0.49
Net realized and unrealized gains             0.02         0.25             0.20        0.01        0.14
     Total Income from Investment Operations  0.44         0.69             0.66        0.49        0.63
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                 (0.42)       (0.44)           (0.46)      (0.48)      (0.49)
     Total Distributions Paid                (0.42)       (0.44)           (0.46)      (0.48)      (0.49)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $9.63        $9.61            $9.36       $9.16       $9.15
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                              4.75%        7.53%            7.36%       5.49%       7.14%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year     $124,859      $89,919          $52,245     $37,844     $31,383
Ratio to average net assets of:
  Expenses, net of waivers,
   reimbursements and credits                 0.85%        0.85%        0.85%(2)        0.85%       0.85%
  Expenses, before waivers,
   reimbursements and credits                 1.07%        1.12%            1.20%       1.20%       1.34%
  Net investment income, net of
   waivers, reimbursements and credits        4.43%        4.63%            4.95%       5.24%       5.35%
  Net investment income, before
   waivers, reimbursements and credits        4.21%        4.36%            4.60%       4.89%       4.86%
Portfolio Turnover Rate                      19.34%       16.56%           29.13%      38.53%      14.57%
-----------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2) The net expense ratio includes custodian credits of approximately $23,000 or 0.05% of average net assets. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.


                      NORTHERN FUNDS ANNUAL REPORT    27      FIXED INCOME FUNDS

FIXED INCOME FUNDS
FINANCIAL HIGHLIGHTS (continued)

                                                              INTERMEDIATE TAX-EXEMPT FUND
Selected per share data                        2005         2004         2003          2002       2001
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR           $10.57        $10.64       $10.26        $10.40      $9.93

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                          0.33          0.33         0.36          0.39       0.42
Net realized and unrealized gains (losses)    (0.18)         0.14         0.61         (0.06)      0.47
     Total Income from Investment Operations   0.15          0.47         0.97          0.33       0.89
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                  (0.33)        (0.33)       (0.36)        (0.39)     (0.42)
  From net realized gains                     (0.09)        (0.21)       (0.23)        (0.08)         -
     Total Distributions Paid                 (0.42)        (0.54)       (0.59)        (0.47)     (0.42)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $10.30        $10.57       $10.64        $10.26     $10.40
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                               1.48%         4.50%        9.61%         3.30%      9.13%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year      $578,274      $631,627     $668,777      $678,400   $677,787
Ratio to average net assets of:
  Expenses, net of waivers and
   reimbursements                              0.85%         0.85%        0.85%         0.85%      0.85%
  Expenses, before waivers and
   reimbursements                              1.01%         1.04%        1.04%         1.05%      1.04%
  Net investment income, net of waivers
   and reimbursements                          3.21%         3.10%        3.36%         3.79%      4.12%
  Net investment income, before waivers
   and reimbursements                          3.05%         2.91%        3.17%         3.59%      3.93%
Portfolio Turnover Rate                      194.77%       274.17%      278.90%       162.34%     91.52%
-----------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

See Notes to the Financial Statements.


FIXED INCOME FUNDS      28      NORTHERN FUNDS ANNUAL REPORT

                                            FOR THE FISCAL YEARS ENDED MARCH 31,

                                                         SHORT-INTERMEDIATE U.S. GOVERNMENT FUND
Selected per share data                       2005         2004          2003         2002(2)     2001
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR          $10.48        $10.55        $10.16        $10.27       $9.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                         0.21          0.18          0.29          0.42        0.56
Net realized and unrealized gains (losses)   (0.35)         0.07          0.51          0.08        0.38
     Total Income (Loss) from Investment
      Operations                             (0.14)         0.25          0.80          0.50        0.94
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                 (0.22)        (0.20)        (0.31)        (0.42)      (0.56)
  From net realized gains                    (0.06)        (0.12)        (0.10)        (0.19)          -
     Total Distributions Paid                (0.28)        (0.32)        (0.41)        (0.61)      (0.56)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                $10.06        $10.48        $10.55        $10.16      $10.27
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                             (1.28)%        2.42%         7.91%         4.89%       9.71%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year     $158,201      $198,956      $186,953      $106,121     $76,937
Ratio to average net assets of:
  Expenses, net of reimbursements             0.90%         0.90%         0.90%         0.90%       0.90%
  Expenses, before reimbursements             1.04%         1.06%         1.08%         1.12%       1.13%
  Net investment income, net of
   reimbursements                             2.09%         1.71%         2.58%         3.98%       5.50%
  Net investment income, before
   reimbursements                             1.95%         1.55%         2.40%         3.76%       5.27%
Portfolio Turnover Rate                     185.11%       253.35%       232.91%       223.09%     163.91%
-----------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2) As required, effective December 1, 2001, the Funds adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage- and asset-backed securities as interest income, rather than realized gains and losses. The financial highlights for the prior years have not been restated to reflect this change in presentation.

See Notes to the Financial Statements.


                   NORTHERN FUNDS ANNUAL REPORT      29      FIXED INCOME FUNDS

FIXED INCOME FUNDS
FINANCIAL HIGHLIGHTS (continued)

                                                                     TAX-EXEMPT FUND
Selected per share data                       2005        2004            2003         2002       2001
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR          $10.98       $10.91          $10.49       $10.58      $9.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                         0.44         0.44            0.46         0.47       0.48
Net realized and unrealized gains (losses)   (0.21)        0.17            0.59        (0.09)      0.59
     Total Income from Investment Operations  0.23         0.61            1.05         0.38       1.07
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                 (0.44)       (0.44)          (0.46)       (0.47)     (0.48)
  From net realized gains                    (0.18)       (0.10)          (0.17)           -          -
     Total Distributions Paid                (0.62)       (0.54)          (0.63)       (0.47)     (0.48)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                $10.59       $10.98          $10.91       $10.49     $10.58
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                              2.18%        5.67%          10.17%        3.60%     11.00%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year     $468,179     $522,221        $549,211     $529,099    $545,635
Ratio to average net assets of:
  Expenses, net of waivers and
   reimbursements                             0.85%        0.85%           0.85%        0.85%      0.85%
  Expenses, before waivers and
   reimbursements                             1.01%        1.05%           1.05%        1.04%      1.04%
  Net investment income, net of waivers
   and reimbursements                         4.12%        3.98%           4.23%        4.39%      4.71%
  Net investment income, before waivers
   and reimbursements                         3.96%        3.78%           4.03%        4.20%      4.52%
Portfolio Turnover Rate                     150.48%      230.83%         208.04%      134.33%    117.75%
-----------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

See Notes to the Financial Statements.

FIXED INCOME FUNDS      30      NORTHERN FUNDS ANNUAL REPORT

                                            FOR THE FISCAL YEARS ENDED MARCH 31,

                                                                    U.S. GOVERNMENT FUND
Selected per share data                       2005        2004             2003        2002(2)    2001
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR          $10.41       $10.54           $10.15      $10.29      $9.72

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                         0.28         0.26             0.36        0.44       0.51
Net realized and unrealized gains (losses)   (0.43)        0.02             0.71        0.03       0.57
     Total Income (Loss) from Investment
      Operations                             (0.15)        0.28             1.07        0.47       1.08
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                 (0.29)       (0.29)           (0.38)      (0.44)     (0.51)
  From net realized gains                    (0.06)       (0.12)           (0.30)      (0.17)         -
     Total Distributions Paid                (0.35)       (0.41)           (0.68)      (0.61)     (0.51)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $9.91       $10.41           $10.54      $10.15     $10.29
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                             (1.39)%       2.78%           10.73%       4.65%     11.36%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year     $204,531     $283,548         $352,415    $338,290   $350,038
Ratio to average net assets of:
  Expenses, net of reimbursements             0.90%        0.90%            0.90%       0.90%      0.90%
  Expenses, before reimbursements             1.03%        1.05%            1.05%       1.05%      1.05%
  Net investment income, net of
   reimbursements                             2.78%        2.52%            3.38%       4.29%      5.08%
  Net investment income, before
   reimbursements                             2.65%        2.37%            3.23%       4.14%      4.93%
Portfolio Turnover Rate                     142.61%      221.88%          177.76%     150.25%    100.55%
-----------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2) As required, effective December 1, 2001, the Funds adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage- and asset-backed securities as interest income, rather than realized gains and losses. The financial highlights for the prior years have not been restated to reflect this change in presentation.

See Notes to the Financial Statements.

                      NORTHERN FUNDS ANNUAL REPORT    31      FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
ARIZONA TAX-EXEMPT FUND


                                                        PRINCIPAL
                                                         AMOUNT          VALUE
                                                         (000S)         (000S)
MUNICIPAL BONDS - 99.2%
ARIZONA - 94.1%
  Arizona School Facilities Board Revenue
     Bonds, State School Improvement,
     5.25%, 7/1/16                                       $3,000         $3,250
     5.00%, 7/1/17                                          675            718
     5.25%, 7/1/18                                        2,845          3,074
  Arizona State Transportation Board
     Highway Revenue Bonds, Prerefunded,
     5.75%, 7/1/09                                        2,390          2,629
  Arizona State University COP Bonds,
     Research Infrastructure Project
     (AMBAC Insured),
     5.00%, 9/1/30                                        2,000          2,062
  Arizona State University Revenue Bonds
     (FGIC Insured), Prerefunded,
     5.50%, 7/1/12                                        1,620          1,805
     5.50%, 7/1/12                                        2,160          2,407
  Avondale Municipal Development Corp.
     Excise TRB (FGIC Insured),
     5.00%, 7/1/18                                          650            683
  Chandler Street & Highway User Revenue
     Bonds (MBIA Insured), Prerefunded,
     5.13%, 7/1/05                                        2,000          2,034
  Chandler Water & Sewerage Revenue
     Bonds (MBIA Insured),
     7.25%, 7/1/09                                          240            277
  Glendale G.O. Revenue Bonds,
     2.00%, 7/1/18                                        2,600          1,976
  Glendale IDA Revenue Bonds, Series A,
     Midwestern University,
     4.25%, 5/15/05                                         375            376
     4.50%, 5/15/06                                         390            396
     4.63%, 5/15/07                                         410            421
     4.75%, 5/15/08                                         425            440
  Maricopa County School District No. 8
     Osborn G.O. Bonds, Series A
     (FGIC Insured), Prerefunded,
     5.88%, 7/1/06                                          705            740
     5.88%, 7/1/06                                        1,295          1,358
  Maricopa County School District No. 8
     Osborn G.O. Refunding Bonds,
     Bank Qualified (FGIC Insured),
     4.70%, 7/1/14                                        1,000          1,067




                                                        PRINCIPAL
                                                         AMOUNT          VALUE
                                                         (000S)         (000S)
MUNICIPAL BONDS - 99.2% - CONTINUED
ARIZONA - 94.1% (CONTINUED)
  Maricopa County Unified School District
     No. 11 Peoria G.O. Bonds, Unified
     Project of 1991, Prerefunded,
     5.50%, 7/1/05                                       $1,000         $1,018
  Maricopa County Unified School District
     No. 80 Chandler Capital Appreciation
     G.O. Refunding Bonds (FGIC Insured),
     0.00%, 7/1/09                                        1,000            864
  Maricopa County Unified School District
     No. 89 Dysart G.O. Bonds, Series B,
     School Improvement Project of 2002
     (FSA Insured),
     5.25%, 7/1/15                                        1,600          1,755
  Mesa IDA Student Housing Revenue
     Bonds, Series A, ASU East/Maricopa
     College,
     6.00%, 7/1/32                                          900            896
  Mesa Street & Highway Revenue Bonds
     (FGIC Insured),
     5.00%, 7/1/18                                          500            542
  Mesa Utilities System Revenue Bonds
     (FGIC Insured), Prerefunded,
     5.00%, 7/1/09                                          930            995
     5.00%, 7/1/09                                        1,000          1,070
  Mohave County Union High School
     District No. 30 Mohave G.O. Bonds,
     Series B (FGIC Insured),
     8.50%, 7/1/05                                        1,000          1,015
  Northern Arizona University Revenue
     Bonds (FGIC Insured),
     5.13%, 6/1/19                                          785            832
     5.13%, 6/1/20                                          770            815
  Phoenix Civic Improvement Corp. Excise
     TRB, Series A, Senior Lien, Municipal
     Courthouse Project,
     5.75%, 7/1/15                                        1,325          1,451
  Phoenix Civic Improvement Corp.
     Municipal Facilities Subordinate Excise
     TRB (FGIC Insured),
     5.75%, 7/1/15                                        1,000          1,107
  Phoenix Civic Improvement Corp.
     Wastewater System Revenue Bonds,
     Junior Lien (FGIC Insured),
     Prerefunded,
     6.25%, 7/1/10                                        1,000          1,145

See Notes to the Financial Statements.

FIXED INCOME FUNDS      32      NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                        (000S)         (000S)
MUNICIPAL BONDS - 99.2% - CONTINUED
  ARIZONA - 94.1% - (CONTINUED)
   Phoenix Civic Improvement Corp.
     Wastewater System Revenue Bonds,
     Junior Lien (MBIA Insured),
     5.00%, 7/1/28                                      $1,300         $1,347
     5.00%, 7/1/29                                         400            413
  Phoenix Civic Improvement Corp. Water
     System Revenue Bonds, Junior Lien
     (FGIC Insured),
     5.50%, 7/1/15                                       2,000          2,196
     5.50%, 7/1/17                                       3,500          3,839
  Phoenix Civic Plaza Building Corp.
     Excise TRB, Senior Lien,
     5.70%, 7/1/07                                       1,160          1,181
  Phoenix G.O. Bonds,
     4.50%, 7/1/22                                       1,000          1,002
  Phoenix G.O. Bonds, Series B,
     Various Purpose,
     5.38%, 7/1/20                                       1,000          1,084
  Phoenix G.O. Refunding Bonds,
     Series A,
     4.50%, 7/1/15                                       1,500          1,530
  Phoenix G.O. Refunding Bonds,
     Series B,
     4.50%, 7/1/20                                       1,100          1,106
  Pima County G.O. Bonds (FSA Insured),
     4.00%, 7/1/14                                         750            753
  Pima County Unified School District No. 6
     Marana G.O. Refunding Bonds
     (FGIC Insured),
     5.40%, 7/1/14                                       1,300          1,419
  Pima County Unified School District No.
     10 Amphitheater G.O. Bonds, Series E,
     School Improvement Project,
     6.50%, 7/1/05                                         900            909
  Pima County Unified School District No.
     12 Sunnyside G.O. Bonds
     (FGIC Insured), Prerefunded,
     5.75%, 7/1/09                                       2,000          2,199
  Pinal County COP,
     5.00%, 12/1/29                                      1,500          1,504
  Prescott Valley Municipal Property Corp.
     Municipal Facilities Revenue Bonds
     (FGIC Insured),
     5.00%, 1/1/16                                         580            617

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                        (000S)         (000S)
MUNICIPAL BONDS - 99.2% - CONTINUED
  ARIZONA - 94.1% - (CONTINUED)
     Salt River Project Agricultural
     Improvement & Power District
     Electrical Systems Revenue Refunding
     Bonds, Series C,
     4.90%, 1/1/08                                        $470           $476
  Scottsdale Preservation Authority Excise
     TRB (FGIC Insured), Prerefunded,
     6.00%, 7/1/08                                         370            407
--------------------------------------------------------------------------------
                                                                       61,200
--------------------------------------------------------------------------------
PUERTO RICO - 5.1%
  Puerto Rico Commonwealth
     Infrastructure Financing Authority
     Special Obligation Bonds, Series A,
     Escrowed to Maturity,
     5.50%, 10/1/20                                      2,500          2,752
     5.50%, 10/1/40                                        500            542
--------------------------------------------------------------------------------
                                                                        3,294
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
--------------------------------------------------------------------------------
(COST $61,322)                                                         64,494

                                                  NUMBER               VALUE
                                                 OF SHARES             (000S)
INVESTMENT COMPANIES - 0.3%
  AIM Tax Exempt Cash Fund                        234,016                 234
  Dreyfus Tax-Exempt Cash
     Management Fund                                2,602                   2
------------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
------------------------------------------------------------------------------------
(COST $236)                                                               236
------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.5%
------------------------------------------------------------------------------------
(COST $61,558)                                                         64,730
     Other Assets less Liabilities - 0.5%                                 307
------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                   $65,037

See Notes to the Financial Statements.

                      NORTHERN FUNDS ANNUAL REPORT    33      FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS                                           MARCH 31, 2005
ARIZONA TAX - EXEMPT FUND (CONTINUED)

At March 31, 2005, the industry sectors for the Arizona Tax-Exempt Fund were:

INDUSTRY SECTOR                                               % OF INVESTMENTS
  Education                                                           10.9%
  Facilities                                                           6.7
  General Obligation                                                  11.5
  Higher Education                                                    16.1
  School District                                                     19.1
  Special Obligation                                                   5.1
  Transportation                                                       8.1
  Utilities                                                            8.1
  Water                                                                9.3
  All other sectors less than 5%                                       5.1
------------------------------------------------------------------------------
  Total                                                              100.0%

At March 31, 2005, the credit quality distribution for the Arizona Tax-Exempt Fund was:


QUALITY DISTRIBUTION *                                        % OF INVESTMENTS
  AAA                                                                79.5%
  AA                                                                 11.1
  A                                                                   7.8
  BBB                                                                 1.4
  Cash and Equivalents                                                0.2
------------------------------------------------------------------------------
  Total                                                             100.0%

* Standard & Poor's Rating Services

See Notes to the Financial Statements.

FIXED INCOME FUNDS      34      NORTHERN FUNDS ANNUAL REPORT

                                                              FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS                                           MARCH 31, 2005
CALIFORNIA INTERMEDIATE TAX - EXEMPT FUND

                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                            (000S)       (000S)
MUNICIPAL BONDS - 96.9%
CALIFORNIA - 91.6%
  Antelope Valley Union High School District
     Capital Appreciation G.O. Revenue
     Bonds, Series B, Election 2002
     (MBIA Insured),
     0.00%, 8/1/29                                           $3,500        $982
  Arcade Water District Revenue COP
     (FGIC Insured),
     5.00%, 11/1/17                                           1,000       1,053
  California Infrastructure & Economic
     Development Bank Revenue Bonds,
     Series A, Scripps Research Institute,
     5.75%, 7/1/30                                            1,000       1,058
  California State Department of Water
     Resources Power Supply Revenue
     Bonds, Series A,
     5.50%, 5/1/08                                            3,000       3,206
  California State Economic Recovery G.O.
     Bonds, Series A,
     5.00%, 7/1/16                                            1,500       1,580
     5.00%, 7/1/17                                              250         263
  California State G.O. Refunding Bonds
     (FGIC Insured),
     4.75%, 2/1/19                                            1,000       1,015
  California State Public Works Board Lease
     Revenue Refunding Bonds, Series A,
     Department of Corrections State Prisons
     (AMBAC Insured),
     5.25%, 12/1/13                                           1,350       1,493
  California State Public Works Board Lease
     Revenue Refunding Bonds, Series A,
     Trustees California State University,
     5.25%, 10/1/14                                           3,545       3,768
  California Statewide Communities
     Development Authority Revenue COP,
     John Muir/Mount Diablo Health System
     (MBIA Insured),
     5.50%, 8/15/12                                           4,030       4,506
  California Statewide Communities
     Development Authority Student Housing
     Revenue Bonds, Series A, East Campus
     Apartments LLC (ACA Insured),
     5.00%, 8/1/12                                            1,775       1,865

                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                            (000S)       (000S)
MUNICIPAL BONDS - 96.9% - CONTINUED
CALIFORNIA - 91.6% - (CONTINUED)
  Contra Costa County Home Mortgage
     Revenue Bonds, GNMA Mortgage
     Backed Securities Program (Colld. by
     GNMA), Escrowed to Maturity,
     7.50%, 5/1/14                                           $1,000       $1,272
  Duarte Redevelopment Agency SFM
     Revenue Refunding Bonds, Series B,
     Mortgage Backed Securities Program
     (Colld. by FNMA), Escrowed to Maturity,
     6.88%, 10/1/11                                             950        1,137
  East Bay Regional Park District G.O.
     Refunding Bonds,
     5.00%, 9/1/17                                              250          262
  Fremont-Newark Community College
     District G.O. Bonds, Series A
     (MBIA Insured),
     5.38%, 8/1/18                                            1,350        1,469
     5.38%, 8/1/19                                              625          679
  Glendale Unified School District G.O.
     Bonds, Series D (MBIA Insured),
     5.38%, 9/1/18                                            1,000        1,088
  Golden State Tobacco Securitization Corp.
     Tobacco Settlement Revenue Bonds,
     Series B, Enhanced Asset Backed,
     2.88%, 6/1/08                                            1,800        1,782
     5.00%, 6/1/10                                            2,000        2,121
     5.38%, 6/1/17                                              750          770
  Imperial Irrigation District COP,
     Electric Systems Project,
     6.50%, 11/1/07                                           2,000        2,179
  Los Angeles County Metropolitan
     Transportation Authority Sales TRB,
     Series B, Property A-First Tier
     (FSA Insured),
     4.75%, 7/1/15                                            1,250        1,296
     4.75%, 7/1/16                                              850          877
  Los Angeles Unified School District G.O.
     Bonds, Series E, Election of 1997
     (MBIA Insured), Prerefunded,
     5.50%, 7/1/12                                            1,060        1,198
  Los Angeles Wastewater Systems
     Revenue Refunding Bonds,
     Series D (FGIC Insured),
     4.70%, 11/1/19                                           1,000        1,002

See Notes to the Financial Statements.

                      NORTHERN FUNDS ANNUAL REPORT    35      FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
CALIFORNIA INTERMEDIATE TAX - EXEMPT FUND (CONTINUED)

                                                          PRINCIPAL
                                                           AMOUNT      VALUE
                                                           (000S)      (000S)
MUNICIPAL BONDS - 96.9% - CONTINUED
CALIFORNIA - 91.6% - (CONTINUED)
  Metropolitan Water District of Southern
     California Waterworks Revenue Bonds,
     Series A, Prerefunded,
     5.50%, 7/1/09                                        $1,350       $1,495
  Modesto Wastewater Revenue Refunding
     Bonds, Series A (FSA Insured), (1)
     5.25%, 11/1/18                                        2,625        2,870
  Mountain View California Refunding COP,
     Revitalization Authority (MBIA Insured),
     Prerefunded,
     6.00%, 10/1/05                                          850          882
  Oakland Joint Powers Financing Authority
     Lease Revenue Bonds, Oakland
     Administration Buildings
     (AMBAC Insured), Prerefunded,
     5.38%, 8/1/06                                         1,070        1,130
  Orange County Water District COP,
     Series B (MBIA Insured),
     5.38%, 8/15/18                                        1,000        1,080
  Rancho Santiago Community College
     District G.O. Bonds (FSA Insured),
     5.00%, 9/1/18                                         1,000        1,066
  Sacramento County Sanitation District
     Financing Authority Revenue Crossover
     Bonds, Series A,
     5.60%, 12/1/16                                        1,500        1,542
     5.75%, 12/1/18                                        1,250        1,286
  San Francisco City & County Airport
     Commission International Airport
     Revenue Refunding Bonds, Second
     Series Issue 20 (MBIA Insured),
     4.75%, 5/1/15                                           500          515
  San Francisco City & County G.O. Bonds,
     Series A, Educational Facilities
     Community College Project,
     5.75%, 6/15/20                                          700          765
  San Gabriel Unified School District G.O.
     Bonds, Series A (FSA Insured),
     5.38%, 8/1/18                                         1,555        1,692
  San Jose Airport Revenue Bonds,
     Series A (FGIC Insured),
     5.25%, 3/1/16                                         1,000        1,076
  San Marcos PFA Capital Appreciation
     Custodial Receipts Revenue Bonds,
     Escrowed to Maturity,
     0.00%, 7/1/11                                         1,000          797

                                                          PRINCIPAL
                                                           AMOUNT      VALUE
                                                           (000S)      (000S)
MUNICIPAL BONDS - 96.9% - CONTINUED
CALIFORNIA - 91.6% - (CONTINUED)
  San Mateo County Community College
     District G.O. Bonds, Series A, Election of
     2001 (FGIC Insured),
     5.00%, 9/1/21                                       $1,000        $1,041
  Santa Rosa Wastewater Revenue
     Refunding Bonds, Series A, Subregional
     Wastewater Project (FGIC Insured),
     4.75%, 9/1/16                                        1,000         1,021
  Southern California Public Power Authority
     Capital Appreciation Subordinate
     Revenue Refunding Bonds, Southtran
     Transmission Project,
     0.00%, 7/1/14                                        1,000           663
  Southern California Public Power Authority
     Power Project Revenue Bonds,
     6.75%, 7/1/12                                        2,100         2,460
  Southwestern Community College District
     G.O. Refunding Bonds (MBIA Insured),
     5.00%, 8/1/23                                          500           530
  University of California Revenue Bonds,
     Series A, Limited Project
     (MBIA Insured),
     4.75%, 5/15/26                                       1,150         1,158
  University of California Revenue Bonds,
     Series C (MBIA Insured),
     4.75%, 5/15/31                                       2,000         2,015
  Washington Township Healthcare District
     Revenue Bonds,
     4.25%, 7/1/05                                          100           100
     4.50%, 7/1/07                                        1,005         1,030
     5.00%, 7/1/09                                          250           263
--------------------------------------------------------------------------------
                                                                       64,398
--------------------------------------------------------------------------------
PUERTO RICO - 3.8%
  Puerto Rico Electric Power Authority
     Revenue Bonds, Series RR
     (FGIC Insured), (1)
     5.00%, 7/1/22                                        2,500         2,654
--------------------------------------------------------------------------------
VIRGIN ISLANDS - 1.5%
  Virgin Islands PFA Revenue Bonds,
     Series A, Gross Receipts Tax Lien Note,
     5.63%, 10/1/10                                       1,000         1,059
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
--------------------------------------------------------------------------------
(COST $64,863)                                                         68,111

See Notes to the Financial Statements.

FIXED INCOME FUNDS      36      NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                     PRINCIPAL
                                                       AMOUNT      VALUE
                                                       (000S)      (000S)

SHORT-TERM INVESTMENTS - 9.8%
   California State Department of Water
     Resources Power Supply VRDB,
     Series C-7 (FSA Insured),
     2.31%, 4/7/05                                     $250        $250
   California State Economic Recovery
     Revenue VRDB, Series C-4
     (California State Gtd.),
     2.28%, 4/1/05                                      100         100
   California State G.O. VRDB, Series A-8,
     Kindergarten-University Project
     (Citibank LOC),
     2.27%, 4/7/05                                    3,000       3,000
   California Statewide Communities
     Development Authority Revenue VRDB,
     Gemological Institute (AMBAC Insured),
     2.28%, 4/7/05                                      100         100
   Los Angeles Department of Water &
     Power Waterworks Revenue VRDB,
     Subseries B-1,
     2.28%, 4/7/05                                    1,600       1,600
   Metropolitan Water District of Southern
     California Revenue Refunding VRDB,
     Series C-2,
     2.23%, 4/7/05                                    1,300       1,300
   Ontario Industrial Development Authority
     Revenue VRDB, L.D. Brinkman & Co.
     (Bank of America N.A. LOC),
     2.32%, 4/1/05                                      500         500
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
-------------------------------------------------------------------------------
(COST $6,850)                                                     6,850
-------------------------------------------------------------------------------
TOTAL INVESTMENTS - 106.7%
-------------------------------------------------------------------------------
(COST $71,713)                                                   74,961
        Liabilities less Other Assets - (6.7)%                   (4,684)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                             $70,277
-------------------------------------------------------------------------------

(1)  When-Issued Security

At March 31, 2005, the industry sectors for the California Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR                                                % OF INVESTMENTS
Agriculture                                                         6.2%
Facilities                                                          5.7
General Obligation                                                 11.0
Higher Education                                                   13.9
Medical                                                             7.9
Power                                                              15.2
School District                                                     6.6
Utilities                                                          10.3
Water                                                               8.7
All other sectors less than 5%                                     14.5
-------------------------------------------------------------------------------
Total                                                             100.0%
-------------------------------------------------------------------------------

At March 31, 2005, the credit quality distribution for the California Intermediate Tax-Exempt Fund was:

QUALITY DISTRIBUTION *                                        % OF INVESTMENTS
AAA                                                                53.7%
AA                                                                 13.8
A                                                                  25.0
BBB                                                                 1.5
Cash and Equivalents                                                6.0
------------------------------------------------------------------------------
Total                                                             100.0%
------------------------------------------------------------------------------

*    Standard & Poor's Rating Services

See Notes to the Financial Statements.


                      NORTHERN FUNDS ANNUAL REPORT    37      FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
CALIFORNIA TAX-EXEMPT FUND

                                                               PRINCIPAL
                                                                 AMOUNT          VALUE
                                                                 (000S)         (000S)
MUNICIPAL BONDS - 98.7%
CALIFORNIA - 90.6%
   ABAG Finance Authority for Nonprofit
     Corps. COP, Channing House,
     4.65%, 2/15/06                                               $185           $187
   Alameda County Unified School District
     Capital Appreciation G.O. Bonds,
     Series A (FSA Insured),
     0.00%, 8/1/29                                               2,000            561
   Alameda County Water District Revenue
     Refunding Bonds (MBIA Insured),
     4.75%, 6/1/20                                               2,000          2,030
   Anaheim PFA Revenue Bonds, Electric
     System Distributing Facilities
     (MBIA Insured),
     5.00%, 10/1/28                                              2,000          2,038
   Anaheim PFA Tax Allocation Revenue
     Bonds, Series A, Redevelopment Project
     (MBIA Insured),
     5.25%, 2/1/18                                                 250            264
   Anaheim Union High School District
     Capital Appreciation G.O. Bonds,
     Election 2002 (MBIA Insured),
     0.00%, 8/1/28                                                 575            170
   Aztec Shops Ltd. Auxiliary Organization
     Student Housing Revenue Bonds,
     San Diego State University,
     6.00%, 9/1/31                                               2,000          2,079
   Beverly Hills Unified School District G.O.
     Bonds, Series A,
     5.38%, 8/1/19                                               1,370          1,488
   California Educational Facilities Authority
     Capital Appreciation Revenue Bonds,
     Loyola Marymount (MBIA Insured),
     Prerefunded,
     0.00%, 10/1/09                                              4,435          1,157
     0.00%, 10/1/09                                              3,435            787
   California Health Facilities Finance
     Authority Revenue Refunding Bonds,
     Series A, Cedars-Sinai Medical Center,
     6.13%, 12/1/19                                              3,350          3,641
   California Infrastructure & Economic
     Development Bank Revenue Bonds,
     Series A, Scripps Research Institute,
     5.75%, 7/1/30                                                 250            264
   California State Economic Recovery G.O.
     Bonds, Series A,
     5.00%, 7/1/16                                               1,250          1,317

                                                               PRINCIPAL
                                                                 AMOUNT          VALUE
                                                                 (000S)         (000S)
  MUNICIPAL BONDS - 98.7% - CONTINUED
  CALIFORNIA - 90.6% - (CONTINUED)
   California State G.O. Bonds,
     5.13%, 6/1/24                                              $2,000         $2,060
   California State G.O. Refunding Bonds
     (FGIC Insured),
     4.75%, 2/1/29                                               1,000          1,002
   California State G.O. Refunding Bonds,
     4.38%, 10/1/17                                              1,390          1,391
   California State Public Works Board Lease
     Revenue Bonds, Series A, Department
     of Corrections (AMBAC Insured),
     5.50%, 1/1/14                                               1,300          1,353
   California State Public Works Board Lease
     Revenue Refunding Bonds, Series B,
     Various Community College Project
     (AMBAC Insured),
     5.63%, 3/1/16                                               1,000          1,045
   California State University Foundation
     Revenue Bonds, Series A, Sacramento
     Auxiliary (MBIA Insured),
     5.50%, 10/1/27                                                500            540
     5.50%, 10/1/32                                                500            537
   California Statewide Communities
     Development Authority Student Housing
     Revenue Bonds, Series A, East Campus
     Apartments LLC (ACA Insured),
     5.63%, 8/1/34                                               1,000          1,034
   Dry Creek Joint Elementary School District
     Capital Appreciation G.O. Bonds, Series
     A (FSA Insured),
     0.00%, 8/1/09                                                 400            345
   East Bay Municipal Utilities District Water
     System Revenue Bonds (MBIA Insured),
     5.00%, 6/1/26                                               1,000          1,028
     4.75%, 6/1/34                                               1,000          1,004
   East Bay Regional Park District G.O.
     Refunding Bonds,
     5.00%, 9/1/17                                               2,250          2,360
   Escondido Union High School District G.O.
     Bonds (MBIA Insured),
     Escrowed to Maturity,
     5.60%, 11/1/09                                                150            159
   Fillmore Unified School District Capital
     Appreciation G.O. Bonds, Series A
     (FGIC Insured),
     0.00%, 7/1/10                                                 515            427

See Notes to the Financial Statements.

FIXED INCOME FUNDS      38      NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                              PRINCIPAL
                                                                AMOUNT          VALUE
                                                                (000S)          (000S)
  MUNICIPAL BONDS - 98.7% - CONTINUED
  CALIFORNIA - 90.6% - (CONTINUED)
   Folsom G.O. Bonds, Series D, School
     Facilities Project (FGIC Insured),
     5.70%, 8/1/13                                                $200           $215
   Fremont-Newark Community College
     District G.O. Bonds, Series A
     (MBIA Insured),
     5.38%, 8/1/19                                                 750            815
   Glendale Unified School District G.O.
     Bonds, Series D (MBIA Insured),
     5.38%, 9/1/18                                                 665            723
   Golden State Tobacco Securitization Corp.
     Revenue Bonds, Series B, Enhanced
     Asset Backed,
     5.38%, 6/1/28                                               2,220          2,310
     5.63%, 6/1/38                                               2,000          2,137
    Imperial Irrigation District COP,
     Electric Systems Project,
     6.50%, 11/1/07                                              1,600          1,743
   Imperial Irrigation District Refunding COP,
     Electric Systems Project
     (MBIA Insured),
     5.20%, 11/1/09                                                200            218
   Lemoore Union High School District G.O.
     Bonds (AMBAC Insured),
     6.00%, 1/1/12                                                 200            229
   Los Angeles County Metropolitan
     Transportation Authority Sales TRB,
     Series B, Property A-First Tier
     (FSA Insured),
     4.75%, 7/1/15                                               1,750          1,815
     4.75%, 7/1/16                                               1,150          1,187
   Los Angeles Harbor Department Revenue
     Bonds, Escrowed to Maturity,
     7.60%, 10/1/18                                                 35             44
   Mid Peninsula Regional Open Space
     District G.O. Refunding Bonds,
     7.00%, 9/1/14                                               1,050          1,069
   Modesto Irrigation District Refunding COP,
     Series B, Capital Improvements
     Projects,
     5.30%, 7/1/22                                               1,780          1,781
   Monrovia Unified School District Capital
     Appreciation G.O. Bonds, Series A
     (MBIA Insured),
     0.00%, 8/1/10                                                 720            595

                                                              PRINCIPAL
                                                                AMOUNT          VALUE
                                                                (000S)          (000S)
  MUNICIPAL BONDS - 98.7% - CONTINUED
  CALIFORNIA - 90.6% - (CONTINUED)
   New Haven Unified School District G.O.
     Refunding Bonds (FSA Insured),
     5.75%, 8/1/20                                              $1,320         $1,467
   Oakland G.O. Bonds, Measure I
     (FGIC Insured),
     5.60%, 12/15/14                                               200            213
   Perris Union High School District Capital
     Appreciation G.O. Bonds, Series B
     (FGIC Insured),
     0.00%, 9/1/26                                               1,000            324
   Placentia-Yorba Linda Unified School
     District G.O. Bonds, Series A
     (FGIC Insured),
     5.38%, 8/1/21                                               1,000          1,081
   Rancho Santiago Community College
     District G.O. Bonds (FSA Insured),
     5.00%, 9/1/18                                                 545            581
   Rio Hondo Community College District G.O.
     Bonds, Series A, School Facilities
     Construction & Improvement
     (MBIA Insured),
     5.25%, 6/1/29                                               2,000          2,132
   Sacramento City Financing Authority
     Revenue Bonds, Series A
     (AMBAC Insured),
     5.00%, 12/1/32                                              2,720          2,785
   Sacramento County Sanitation District
     Financing Authority Revenue Crossover
     Bonds, Series A,
     5.60%, 12/1/16                                                500            514
     6.00%, 12/1/20                                              2,500          2,580
   San Francisco City & County Airport
     Commission International Airport
     Revenue Refunding Bonds, Second
     Series Issue 20 (MBIA Insured),
     4.75%, 5/1/15                                               1,000          1,030
   San Francisco City & County G.O. Bonds,
     Series A, Educational Facilities
     Community College Project,
     5.75%, 6/15/20                                              1,200          1,311
   San Francisco State Building Authority
     Lease Revenue Refunding Bonds,
     Series A, Department of General
     Services,
     5.00%, 10/1/13                                              4,250          4,547

See Notes to the Financial Statements.



                      NORTHERN FUNDS ANNUAL REPORT    39      FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
CALIFORNIA TAX-EXEMPT FUND (continued)

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                        (000S)          (000S)
  MUNICIPAL BONDS - 98.7% - CONTINUED
  CALIFORNIA - 90.6% - (CONTINUED)
   San Gabriel Unified School District G.O.
     Bonds, Series A (FSA Insured),
     5.38%, 8/1/19                                      $1,750         $1,901
     5.38%, 8/1/20                                       1,955          2,114
   San Jose Airport Revenue Bonds, Series A
     (FGIC Insured),
     5.25%, 3/1/16                                         440            473
   San Jose Unified School District Santa
     Clara County G.O. Bonds, Series A
     (FSA Insured),
     5.38%, 8/1/19                                         500            543
   San Mateo County Transit District Revenue
     Bonds, Series A (MBIA Insured),
     4.50%, 6/1/17                                       1,225          1,242
   Santa Margarita-Dana Point Authority
     Revenue Bonds, Series B, California
     Improvements Districts 3, 3a, 4, & 4a
     (MBIA Insured),
     7.25%, 8/1/09                                       1,150          1,341
   Santa Rosa Wastewater Revenue
     Refunding Bonds, Series A
     (FGIC Insured),
     5.25%, 9/1/16                                          35             39
   Santa Rosa Wastewater Revenue
     Refunding Bonds, Series A, Subregional
     Wastewater Project (FGIC Insured),
     4.75%, 9/1/16                                         200            204
   South Placer Wastewater Authority
     Revenue Bonds, Series A
     (FGIC Insured), Prerefunded,
     5.00%, 11/1/10                                      2,410          2,654
   Southwestern Community College District
     G.O. Refunding Bonds (MBIA Insured),
     5.00%, 8/1/23                                         500            530
   Torrance Hospital Revenue Bonds,
     Series A, Torrance Memorial
     Medical Center,
     6.00%, 6/1/22                                         500            549
   University of California Revenue Bonds,
     Series A, Limited Project
     (MBIA Insured),
     4.75%, 5/15/27                                      1,315          1,324
   University of California Revenue Bonds,
     Series C (MBIA Insured),
     4.75%, 5/15/31                                      1,000          1,007

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                        (000S)          (000S)
  MUNICIPAL BONDS - 98.7% - CONTINUED
  CALIFORNIA - 90.6% - (CONTINUED)
   University of California Revenue Bonds,
     Series Q, Multiple Purpose Projects
     (FSA Insured),
     5.00%, 9/1/31                                      $2,000         $2,062
   Vista Unified School District G.O. Bonds,
     Series A (FSA Insured),
     5.38%, 8/1/16                                       1,000          1,091
     5.38%, 8/1/17                                       1,885          2,054
   Walnut Valley Unified School District G.O.
     Refunding Bonds, Series A
     (MBIA Insured),
     7.20%, 2/1/16                                       1,000          1,220
   Washington Township Healthcare
     District Revenue Bonds,
     4.25%, 7/1/05                                         100            100
     5.00%, 7/1/09                                         405            426
     5.00%, 7/1/11                                         500            523
     5.00%, 7/1/12                                       1,270          1,317
--------------------------------------------------------------------------------
                                                                       86,428
--------------------------------------------------------------------------------
  PUERTO RICO - 6.4%
   Puerto Rico Commonwealth Highway &
     Transportation Authority Revenue
     Bonds, Series B (MBIA Insured),
     5.75%, 7/1/18                                       1,600          1,786
   Puerto Rico Commonwealth Infrastructure
     Financing Authority Special Obligation
     Bonds, Series A, Escrowed to Maturity,
     5.50%, 10/1/40                                      4,000          4,334
--------------------------------------------------------------------------------
                                                                        6,120
--------------------------------------------------------------------------------
  VIRGIN ISLANDS - 1.7%
   Virgin Islands PFA Revenue Bonds,
     Series A, Gross Receipts Tax Lien Note,
     5.63%, 10/1/10                                      1,500          1,588
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
--------------------------------------------------------------------------------
(COST $88,140)                                                         94,136

See Notes to the Financial Statements.


FIXED INCOME FUNDS      40      NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                PRINCIPAL
                                                  AMOUNT            VALUE
                                                  (000S)            (000S)
SHORT-TERM INVESTMENT - 0.1%
   Los Angeles Department of Water &
     Power Waterworks Revenue VRDB,
     Subseries B-1,
     2.28%, 4/7/05                                    $100           $100
------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
------------------------------------------------------------------------------
(COST $100)                                                           100
------------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.8%
------------------------------------------------------------------------------
(COST $88,240)                                                     94,236
        Other Assets less Liabilities - 1.2%                        1,124
------------------------------------------------------------------------------
NET ASSETS - 100.0%                                               $95,360

At March 31, 2005, the industry sectors for the California Tax-Exempt Fund were:

INDUSTRY SECTOR                                               % OF INVESTMENTS
Facilities                                                              6.3%
General                                                                 6.3
General Obligation                                                     11.1
Higher Education                                                       13.5
Medical                                                                 7.0
Power                                                                   6.1
School District                                                        17.5
Transportation                                                          6.4
Utilities                                                               6.3
All other sectors less than 5%                                         19.5
------------------------------------------------------------------------------
Total                                                                 100.0%

At March 31, 2005, the credit quality distribution for the California Tax-Exempt Fund was:

QUALITY DISTRIBUTION *                                        % OF INVESTMENTS
AAA                                                                    59.3%
AA                                                                     12.3
A                                                                      24.3
BBB                                                                     4.1
------------------------------------------------------------------------------
Total                                                                 100.0%

*    Standard & Poor's Rating Services

See Notes to the Financial Statements.

                      NORTHERN FUNDS ANNUAL REPORT    41      FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
FIXED INCOME FUND

                                                      PRINCIPAL
                                                        AMOUNT           VALUE
                                                        (000S)           (000S)
  ASSET-BACKED SECURITIES - 16.6%
  AUTOMOBILE - 2.8%
   BMW Vehicle Owner Trust,
     Series 2003-A, Class A4,
     2.53%, 2/25/08                                      $1,700         $1,677
   Capital Auto Receivables Asset Trust,
     Series 2003-1, Class A3A,
     2.75%, 4/16/07                                       3,630          3,607
   Harley-Davidson Motorcycle Trust,
     Series 2003-2, Class A2,
     2.07%, 2/15/11                                       3,270          3,174
   Honda Auto Receivables Owner Trust,
     Series 2004-2 A3,
     3.30%, 6/16/08                                       3,000          2,972
   Navistar Financial Corp. Owner Trust,
     Series 2004-B, Class A3,
     3.13%, 5/15/09                                       2,590          2,546
   Nissan Auto Receivables Owner Trust,
     Series 2004-A, Class A3,
     2.01%, 11/15/07                                      2,600          2,555
   Triad Auto Receivables Owner Trust,
     Series 2003-B, Class A3,
     2.48%, 3/12/08                                       1,900          1,886
   WFS Financial Owner Trust,
     Series 2004-2, Class A4,
     3.54%, 11/21/11                                      3,000          2,959
--------------------------------------------------------------------------------
                                                                        21,376
--------------------------------------------------------------------------------
  COMMERCIAL MORTGAGE SERVICES - 10.0%
   Banc of America Commercial
     Mortgage, Inc., Series 2004-6, Class
     A5,
     4.81%, 12/10/42                                      4,405          4,309
   Chase Manhattan Bank-First Union
     National Bank, Series 1999-1,
     Class A2,
     7.44%, 8/15/31                                       5,025          5,544
   Citigroup Commercial Mortgage Trust,
     Series 2004-C1, Class A4,
     5.29%, 4/15/40                                       3,630          3,716
   Citigroup Commercial Mortgage Trust,
     Series 2004-C2, Class A5,
     4.73%, 10/15/41                                      4,195          4,084
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 2002-CKN2,
     Class A3,
     6.13%, 4/15/37                                       2,375          2,533

                                                      PRINCIPAL
                                                        AMOUNT           VALUE
                                                        (000S)           (000S)
  ASSET-BACKED SECURITIES - 16.6% - CONTINUED
  COMMERCIAL MORTGAGE SERVICES - 10.0% - (CONTINUED)
   Donaldson Lufkin & Jenrette
     Commercial Mortgage Corp.,
     Series 1998-CF2, Class A1B,
     6.24%, 11/12/31                                     $2,220         $2,338
   Donaldson Lufkin & Jenrette
     Commercial Mortgage Corp.,
     Series 1999-CG1, Class A1B,
     6.46%, 3/10/32                                       2,915          3,092
   GMAC Commercial Mortgage
     Securities, Inc., Series 2002-C3,
     Class A2,
     4.93%, 7/10/39                                       2,490          2,489
   GMAC Mortgage Corp. Loan Trust,
     Series 2004-HE5, Class A2,
     3.69%, 9/25/34                                       2,145          2,123
   Greenwich Capital Commercial Funding
     Corp., Series 2005-GG3, Class A2,
     4.31%, 8/10/42                                       2,155          2,122
   JP Morgan Chase Commercial
     Mortgage Securities Corp.,
     Series 2003-C1, Class A1,
     4.28%, 1/12/37                                       2,693          2,650
   JP Morgan Chase Commercial
     Mortgage Securities Corp.,
     Series 2004-C2, Class A3,
     5.22%, 5/15/41                                       3,350          3,398
   JP Morgan Chase Commercial
     Mortgage Securities Corp.,
     Series 2005-LDP1, Class A2,
     4.63%, 3/15/46                                       3,785          3,773
   Lehman Brothers Commercial Conduit
     Mortgage Trust, Series 1998-C1,
     Class A3,
     6.48%, 2/18/30                                       4,255          4,461
   Lehman Brothers Commercial Conduit
     Mortgage Trust, Series 1999-C1,
     Class A2,
     6.78%, 6/15/31                                       2,405          2,587
   Morgan Stanley Capital I,
     Series 2004-HQ3, Class A4,
     4.80%, 1/13/41                                       3,655          3,589
   Morgan Stanley Capital I,
     Series 2004-IQ7, Class A4,
     5.43%, 6/15/38                                       3,625          3,730
   Morgan Stanley Capital I,
     Series 2005-IQ9, Class A5,
     4.70%, 7/15/56                                       6,025          5,853

See Notes to the Financial Statements.

FIXED INCOME FUNDS      42      NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                      (000S)           (000S)
  ASSET-BACKED SECURITIES - 16.6% - CONTINUED
  COMMERCIAL MORTGAGE SERVICES - 10.0% - (CONTINUED)
   Morgan Stanley Dean Witter Capital I,
     Series 2001-TOP1, Class A4,
     6.66%, 2/15/33                                    $3,300         $3,579
   Morgan Stanley Dean Witter Capital I,
     Series 2001-TOP3, Class A4,
     6.39%, 7/15/33                                     2,300          2,486
   Wachovia Bank Commercial Mortgage
     Trust, Series 2003-C5, Class A2,
     3.99%, 6/15/35                                     2,940          2,749
   Wachovia Bank Commercial Mortgage
     Trust, Series 2003-C6, Class A4,
     5.13%, 8/15/35                                     4,360          4,380
--------------------------------------------------------------------------------
                                                                      75,585
--------------------------------------------------------------------------------
CREDIT CARD - 1.5%
   Bank One Issuance Trust,
     Series 2003-A9, Class A9,
     3.86%, 6/15/11                                     3,600          3,535
   Citibank Credit Card Issuance Trust,
     Series 2003-A3, Class A3,
     3.10%, 3/10/10                                     3,300          3,186
   Citibank Credit Card Issuance Trust,
     Series 2003-A8, Class A8,
     3.50%, 8/16/10                                     2,020          1,961
   Fleet Credit Card Master Trust II,
     Series 2002-C, Class A,
     2.75%, 4/15/08                                     3,055          3,043
--------------------------------------------------------------------------------
                                                                      11,725
--------------------------------------------------------------------------------
HOME EQUITY - 0.5%
   Advanta Mortgage Loan Trust,
     Series 2000-1, Class A4,
     8.61%, 3/25/28                                       229            234
   Citifinancial Mortgage Securities, Inc.,
     Series 2003-3, Class AF2,
     3.08%, 8/25/33                                     1,421          1,411
   Residential Asset Securities Corp.,
     Series 2003-KS10, Class AI2,
     2.71%, 5/25/26                                     2,360          2,352
--------------------------------------------------------------------------------
                                                                       3,997
--------------------------------------------------------------------------------
  OTHER - 0.9%
   Chase Funding Mortgage Loan Asset-
     Backed Certificates, Series 2003-4,
     Class 1A3,
     2.73%, 9/25/24                                       480            475

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                      (000S)           (000S)
  ASSET-BACKED SECURITIES - 16.6% - CONTINUED
  OTHER - 0.9% - (CONTINUED)
   Countrywide Asset-Backed
     Certificates, Series 2003-5,
     Class AF2,
     3.04%, 4/25/25                                      $531           $530
   Residential Asset Mortgage Products,
     Inc., Series 2003-RS10, Class AI3,
     3.58%, 3/25/28                                     2,370          2,361
   Residential Asset Mortgage Products,
     Inc., Series 2004-RS5, Class AI3,
     4.48%, 9/25/29                                     3,460          3,466
--------------------------------------------------------------------------------
                                                                       6,832
--------------------------------------------------------------------------------
  WHOLE LOAN - 0.9%
   PNC Mortgage Securities Corp.,
     Collateral Strip Rate,
     Series 1996-PR1, Class A, (1)
     0.00%, 4/28/27                                        13             13
   Residential Accredit Loans, Inc.,
     Series 2001-QS18, Class A1,
     6.50%, 12/25/31                                    3,098          3,118
   Washington Mutual, Series 2003-AR7,
     Class A5,
     3.07%, 8/25/33                                     3,715          3,638
--------------------------------------------------------------------------------
                                                                       6,769
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------
(COST $128,549)                                                      126,284
--------------------------------------------------------------------------------
  CORPORATE BONDS - 28.8%
  AGRICULTURE - 0.2%
   Bunge Ltd. Finance Corp.,
    5.88%, 5/15/13                                      1,355          1,403
--------------------------------------------------------------------------------
  AUTO MANUFACTURERS - 1.2%
   DaimlerChrysler N.A. Holding Corp.,
    4.05%, 6/4/08                                       7,545          7,327
    8.50%, 1/18/31                                      1,425          1,720
--------------------------------------------------------------------------------
                                                                       9,047
--------------------------------------------------------------------------------
  BANKS - 0.9%
   BAC Capital Trust VI,
    5.63%, 3/8/35                                       2,710          2,599
   Chase Manhattan Corp.,
    7.13%, 2/1/07                                         250            263
   JP Morgan Chase & Co.,
    5.63%, 8/15/06                                        680            694

See Notes to the Financial Statements.

                      NORTHERN FUNDS ANNUAL REPORT    43      FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
FIXED INCOME FUND (continued)

                                                       PRINCIPAL
                                                        AMOUNT         VALUE
                                                        (000S)         (000S)
  CORPORATE BONDS - 28.8% - CONTINUED
  BANKS - 0.9% - (CONTINUED)
   RBS Capital Trust III,
    5.51%, 9/29/49                                        $3,590      $3,642
-----------------------------------------------------------------------------
                                                                       7,198
-----------------------------------------------------------------------------
  DIVERSIFIED FINANCIAL SERVICES - 15.1%
   Allstate Life Global Funding Trusts,
    4.50%, 5/29/09                                         3,305       3,293
   American General Finance Corp.,
    3.88%, 10/1/09                                         4,010       3,850
   Associates Corp. of North America,
    6.25%, 11/1/08                                         2,815       2,982
   Capital One Bank,
    4.88%, 5/15/08                                         1,155       1,163
   Citigroup, Inc.,
    5.85%, 12/11/34                                        3,000       3,055
   Countrywide Home Loans, Inc.,
    4.25%, 12/19/07                                          500         495
    3.25%, 5/21/08                                         1,700       1,627
   Dow Jones CDX NA HY, (2)
    6.38%, 12/29/09                                       10,100       9,949
    7.75%, 12/29/09                                       20,200      19,720
   Ford Motor Credit Co.,
    5.70%, 1/15/10                                         5,440       5,124
   General Electric Capital Corp.,
    4.13%, 3/4/08                                          3,440       3,414
    6.75%, 3/15/32                                           930       1,074
   Goldman Sachs Group, Inc.,
    6.88%, 1/15/11                                         7,465       8,142
    6.35%, 2/15/34                                         2,515       2,578
   Household Finance Corp.,
    4.63%, 1/15/08                                         1,750       1,755
    6.38%, 11/27/12                                        1,155       1,249
    4.75%, 7/15/13                                         2,735       2,663
   International Lease Finance Corp.,
    2.95%, 5/23/06                                           750         738
    3.75%, 8/1/07                                            565         557
    6.38%, 3/15/09                                         3,800       4,021
   JP Morgan Chase Capital XV,
    5.88%, 3/15/35                                         3,400       3,283
   Lehman Brothers Holdings, Inc.,
    4.25%, 1/27/10                                         3,500       3,408

                                                       PRINCIPAL
                                                        AMOUNT         VALUE
                                                        (000S)         (000S)
  CORPORATE BONDS - 28.8% - CONTINUED
  DIVERSIFIED FINANCIAL SERVICES - 15.1% - (CONTINUED)
   Morgan Stanley,
    3.63%, 4/1/08                                         $3,200      $3,125
    4.75%, 4/1/14                                          1,935       1,842
   Power Receivable Finance LLC, (1) (2)
    6.29%, 1/1/12                                          1,679       1,728
   SLM Corp.,
    3.63%, 3/17/08                                           860         840
   Textron Financial Corp.,
    4.13%, 3/3/08                                          4,150       4,120
   TRAINS, (1) (2)
    8.21%, 8/1/15                                         18,621      19,343
-----------------------------------------------------------------------------
                                                                     115,138
-----------------------------------------------------------------------------
  ELECTRIC - 1.0%
   Appalachian Power Co.,
    3.60%, 5/15/08                                           580         563
   Columbus Southern Power Co.,
    5.50%, 3/1/13                                            860         880
   Duke Energy Corp.,
    3.75%, 3/5/08                                            700         687
   Power Contract Financing LLC, (1) (2)
    5.20%, 2/1/06                                            402         405
   Public Service Electric & Gas,
    4.00%, 11/1/08                                         1,300       1,276
   TXU Energy Co.,
    7.00%, 3/15/13                                         3,435       3,759
-------------------------------------------------------------------------------
                                                                       7,570
-------------------------------------------------------------------------------
  FOOD - 0.7%
   Cadbury Schweppes US
    Finance LLC, (1) (2)
    3.88%, 10/1/08                                         1,330       1,301
   Dole Food Co., Inc.,
    8.88%, 3/15/11                                           230         248
   Kraft Foods, Inc.,
    5.25%, 6/1/07                                          3,765       3,833
-------------------------------------------------------------------------------
                                                                       5,382
-------------------------------------------------------------------------------
  HEALTHCARE - SERVICES - 0.5%
   Pacificare Health Systems,
    10.75%, 6/1/09                                           225         249
   Wellpoint Inc., (1) (2)
    4.25%, 12/15/09                                        3,990       3,895
-------------------------------------------------------------------------------
                                                                       4,144
-------------------------------------------------------------------------------

See Notes to the Financial Statements.


FIXED INCOME FUNDS      44      NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                             PRINCIPAL
                                                              AMOUNT            VALUE
                                                              (000S)            (000S)
  CORPORATE BONDS - 28.8% - CONTINUED
  HOME BUILDERS - 0.3%
   KB Home,
    5.75%, 2/1/14                                               $2,040         $1,954
------------------------------------------------------------------------------------------
  INSURANCE - 0.5%
   Principal Life Income Funding Trusts,
    3.20%, 4/1/09                                                1,500          1,424
    5.10%, 4/15/14                                               2,010          2,010
------------------------------------------------------------------------------------------
                                                                                3,434
------------------------------------------------------------------------------------------
  INVESTMENT COMPANIES - 0.6%
   Credit Suisse First Boston USA, Inc.,
    4.63%, 1/15/08                                                 840            844
    4.13%, 1/15/10                                               2,295          2,225
    6.50%, 1/15/12                                                 900            974
    5.50%, 8/15/13                                                 500            510
------------------------------------------------------------------------------------------
                                                                                4,553
------------------------------------------------------------------------------------------
  MEDIA - 2.3%
   Comcast Cable Communications,
    6.75%, 1/30/11                                               2,500          2,701
   Comcast Corp.,
    7.05%, 3/15/33                                               1,535          1,717
   COX Communication, Inc., (1) (2)
    4.63%, 1/15/10                                               4,100          3,984
   News America, Inc.,
    6.63%, 1/9/08                                                  453            476
   Time Warner, Inc.,
    6.75%, 4/15/11                                               5,220          5,641
    6.95%, 1/15/28                                               1,885          2,052
   Univision Communications, Inc.,
    3.50%, 10/15/07                                                645            630
    3.88%, 10/15/08                                                685            666
------------------------------------------------------------------------------------------
                                                                               17,867
------------------------------------------------------------------------------------------
  MISCELLANEOUS MANUFACTURING - 1.1%
   General Electric Co.,
    5.00%, 2/1/13                                                8,425          8,413
------------------------------------------------------------------------------------------
  OIL & GAS - 0.9%
   Devon Energy Corp.,
    7.95%, 4/15/32                                               1,220          1,538
   Devon Financing Corp. ULC,
    6.88%, 9/30/11                                                 840            925
   Pemex Project Funding Master Trust,
    7.38%, 12/15/14                                              2,370          2,536

                                                             PRINCIPAL
                                                              AMOUNT           VALUE
                                                              (000S)           (000S)
  CORPORATE BONDS - 28.8% - CONTINUED
  OIL & GAS - 0.9% - (CONTINUED)
   Valero Energy Corp.,
    6.88%, 4/15/12                                               $1,000        $1,110
    4.75%, 6/15/13                                                  530           516
------------------------------------------------------------------------------------------
                                                                                6,625
------------------------------------------------------------------------------------------
  PIPELINES - 0.3%
   Consolidated Natural Gas Co.,
    5.38%, 11/1/06                                               2,035          2,072
------------------------------------------------------------------------------------------
  REAL ESTATE - 0.4%
   EOP Operating LP,
    4.65%, 10/1/10                                               3,100          3,030
------------------------------------------------------------------------------------------
  REITS - 0.5%
   Simon Property Group LP,
    4.88%, 3/18/10                                               3,725          3,687
------------------------------------------------------------------------------------------
  TELECOMMUNICATIONS - 1.6%
   Cingular Wireless Services, Inc.,
    7.50%, 5/1/07                                                  750            797
    7.88%, 3/1/11                                                  545            620
    8.75%, 3/1/31                                                  875          1,154
   Sprint Capital Corp.,
    7.63%, 1/30/11                                                 900          1,002
    6.88%, 11/15/28                                              3,340          3,576
    8.75%, 3/15/32                                               1,100          1,427
   Verizon New Jersey, Inc.,
    5.88%, 1/17/12                                               2,115          2,194
   Verizon of New England, Inc.,
    6.50%, 9/15/11                                               1,600          1,713
------------------------------------------------------------------------------------------
                                                                               12,483
------------------------------------------------------------------------------------------
  TRANSPORTATION  - 0.7%
   CSX Corp.,
    6.30%, 3/15/12                                               4,640          4,977
------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
------------------------------------------------------------------------------------------
(COST $222,332)                                                               218,977
------------------------------------------------------------------------------------------
  FOREIGN ISSUER BONDS - 2. 6%
  BANKS - 0.1%
   National Westminster Bank PLC,
    7.38%, 10/1/09                                                 770            854
------------------------------------------------------------------------------------------

See Notes to the Financial Statements.

NORTHERN FUNDS ANNUAL REPORT    45      FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
FIXED INCOME FUND (continued)

                                                             PRINCIPAL
                                                               AMOUNT           VALUE
                                                               (000S)           (000S)
  FOREIGN ISSUER BONDS - 2.6% - CONTINUED
  OIL & GAS - 0.2%
   Anadarko Finance Co.,
     7.50%, 5/1/31                                                $900         $1,104
-----------------------------------------------------------------------------------------
  SOVEREIGN - 0.5%
   Mexico Government International
     Bonds,
     6.75%, 9/27/34                                              3,665          3,577
-----------------------------------------------------------------------------------------
  TELECOMMUNICATIONS - 1.8%
   America Movil S.A. de CV,
     6.38%, 3/1/35                                               2,000          1,809
   Deutsche Telekom International
     Finance BV,
     8.25%, 6/15/05                                              1,320          1,333
     8.75%, 6/15/30                                                525            686
   Royal KPN N.V.,
     8.00%, 10/1/10                                              1,450          1,656
   Telecom Italia Capital S.A.,
     5.25%, 11/15/13                                             1,500          1,482
   Telefonica Europe BV,
     7.75%, 9/15/10                                              1,850          2,099
   Telefonos de Mexico S.A. de CV,
     4.50%, 11/19/08                                               900            885
     4.75%, 1/27/10 (1) (2)                                      3,985          3,873
-----------------------------------------------------------------------------------------
                                                                               13,823
-----------------------------------------------------------------------------------------
TOTAL FOREIGN ISSUER BONDS
-----------------------------------------------------------------------------------------
(COST $19,819)                                                                 19,358
  U.S. GOVERNMENT AGENCIES - 36.5% (3)
  FANNIE MAE - 32.4%
     3.00%, 3/2/07                                               2,610          2,561
     3.75%, 5/17/07                                              6,160          6,115
     3.41%, 8/30/07                                              7,685          7,539
     4.63%, 10/15/14                                             5,000          4,895
     6.25%, 5/15/29                                                860            986
   Pool # 254981,
     6.00%, 11/1/33                                             14,232         14,551
   Pool # 255452,
     5.50%, 10/1/19                                             13,006         13,264
   Pool # 535714,
     7.50%, 1/1/31                                                 448            479
   Pool # 535982,
     7.50%, 5/1/31                                               1,042          1,115

                                                             PRINCIPAL
                                                               AMOUNT           VALUE
                                                               (000S)           (000S)
  U.S. GOVERNMENT AGENCIES - 36.5% (3) - CONTINUED
  FANNIE MAE - 32.4% - (CONTINUED)
   Pool # 535996,
     7.50%, 6/1/31                                              $1,165         $1,246
   Pool # 545003,
     8.00%, 5/1/31                                                  32             35
   Pool # 545437,
     7.00%, 2/1/32                                               1,002          1,057
   Pool # 545757,
     7.00%, 6/1/32                                               5,398          5,695
   Pool # 555189,
     7.00%, 12/1/32                                              3,231          3,408
   Pool # 581806,
     7.00%, 7/1/31                                               1,430          1,509
   Pool # 725787,
     5.00%, 9/1/19                                              25,504         25,503
   Pool # 733868,
     6.00%, 12/1/32                                              6,681          6,837
   Pool # 765123,
     6.00%, 1/1/34                                               8,042          8,223
   Pool # 780957,
     4.50%, 5/1/19                                              28,190         27,586
   Pool # 797773,
     5.00%, 3/1/20                                               2,965          2,965
   Pool # 814661,
     6.50%, 12/1/31                                              2,432          2,530
   Pool TBA, (4)
     5.00%, 5/20/15                                             60,240         58,885
     5.50%, 12/31/49                                            48,845         48,906
-----------------------------------------------------------------------------------------
                                                                              245,890
-----------------------------------------------------------------------------------------
  FREDDIE MAC - 0.3%
     2.88%, 12/15/06                                               380            373
     4.75%, 12/8/10                                              2,355          2,345
-----------------------------------------------------------------------------------------
                                                                                2,718
-----------------------------------------------------------------------------------------
  FREDDIE MAC GOLD - 2.4%
   Pool #C00910,
     7.50%, 1/1/30                                               1,492          1,599
   Pool TBA, (4)
     6.50%, 4/13/30                                             16,055         16,657
-----------------------------------------------------------------------------------------
                                                                               18,256
-----------------------------------------------------------------------------------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.4%
   Pool #595091,
     6.00%, 10/15/32                                             3,618          3,725

See Notes to the Financial Statements.

FIXED INCOME FUNDS      46      NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      (000S)            (000S)
  U.S. GOVERNMENT AGENCIES - 36.5% (3) - CONTINUED
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.4% - (CONTINUED)
     Pool #627123,
        5.50%, 3/15/34                                 $6,656            $6,722
--------------------------------------------------------------------------------
                                                                         10,447
--------------------------------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCIES
--------------------------------------------------------------------------------
  (COST $278,558)                                                       277,311
  U.S. GOVERNMENT OBLIGATIONS - 11.4%
--------------------------------------------------------------------------------
  U.S. TREASURY BONDS - 6.3%
        8.75%, 8/15/20                                 17,863            25,472
        7.88%, 2/15/21                                     60                80
        6.25%, 8/15/23                                  1,505             1,752
        6.75%, 8/15/26                                 10,925            13,605
        5.50%, 8/15/28                                  6,700             7,278
--------------------------------------------------------------------------------
                                                                         48,187
--------------------------------------------------------------------------------
  U.S. TREASURY NOTES - 5.1%
        3.38%, 2/15/08                                  3,285             3,236
        4.00%, 3/15/10                                 23,091            22,910
        4.25%, 11/15/14                                12,694            12,432
--------------------------------------------------------------------------------
                                                                         38,578
--------------------------------------------------------------------------------
  TOTAL U.S. GOVERNMENT OBLIGATIONS
--------------------------------------------------------------------------------
  (COST $87,983)                                                         86,765

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      (000S)            (000S)
  WARRANT - 0.0%
     Leap Wireless International,
       Exp. 4/15/10 (2) *                                 500                 -
--------------------------------------------------------------------------------
  TOTAL WARRANT
--------------------------------------------------------------------------------
  (COST $5)                                                                   -

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                      (000S)           (000S)
  SHORT-TERM INVESTMENTS - 19.8%
     Barclays Bank, Global Treasury
       Services, London, Eurodollar Time
       Deposit,
       2.95%, 4/1/05                                 $113,574          $113,574
     FHLB Discount Note,
       2.50%, 4/1/05                                   36,818            36,818
--------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------
  (COST $150,392)                                                       150,392
--------------------------------------------------------------------------------
  TOTAL INVESTMENTS - 115.7%
--------------------------------------------------------------------------------
  (COST $887,638)                                                       879,087
     Liabilities less Other Assets - (15.7)%                           (119,226)
--------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                  $759,861

(1) Restricted security has been deemed illiquid. At March 31, 2005, the value of these restricted illiquid securities amounted to approximately $34,542,000 or 4.5% of net assets. Additional information on each holding is as follows:

                                                                    ACQUISITION
                                              ACQUISITION               COST
SECURITY                                          DATE                 (000S)
Cadbury Schweppes US Finance LLC,
3.88%, 10/1/08                                    9/03                   $1,326

COX Communications, Inc.,
4.63%, 1/15/10                                   12/04                    4,096

PNC Mortgage Securities Corp.,
0.00%, 4/28/27                                   11/01                       13

Power Contract Financing LLC,
5.20%, 2/1/06                                     6/03                      402

Power Receivable Finance LLC,
6.29%, 1/1/12                                     9/03                    1,679

Telefonos de Mexico S.A., de CV,
4.75%, 1/27/10                                    1/05                    3,986

TRAINS, 8.21%, 8/1/15                         7/04 - 3/05                20,024

Wellpoint Inc., 4.25%, 12/15/09                  12/04                    3,985

(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.

(3) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(4) When-Issued Security

*   Non-Income Producing Security

See Notes to the Financial Statements.



                      NORTHERN FUNDS ANNUAL REPORT    47      FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS                                           MARCH 31, 2005
FIXED INCOME FUND (continued)

At March 31, 2005, the credit quality distribution for the Fixed Income Fund was:

QUALITY DISTRIBUTION *                                          % OF INVESTMENTS
AAA                                                                       69.8%
AA                                                                         5.4
A                                                                          9.5
BBB                                                                        8.4
BB                                                                         4.2
B or Lower                                                                 2.7
--------------------------------------------------------------------------------
Total                                                                    100.0%

*   Standard & Poor's Rating Services

See Notes to the Financial Statements.


FIXED INCOME FUNDS      48      NORTHERN FUNDS ANNUAL REPORT

                                                              FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS                                           MARCH 31, 2005
FLORIDA INTERMEDIATE TAX - EXEMPT FUND

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      (000S)            (000S)
  MUNICIPAL BONDS - 90.5%
  CALIFORNIA - 3.8%
   Golden State Tobacco Securitization
     Corp. Revenue Bonds, Class B,
     Enhanced Asset Backed,
     5.75%, 6/1/22                                     $2,000            $2,123
--------------------------------------------------------------------------------
  FLORIDA - 81.8%
   Broward County Airport System
     Revenue Bonds, Series L
     (AMBAC Insured),
     5.00%, 10/1/13                                     1,805             1,941
   Capital Projects Finance Authority
     Student Housing Revenue Bonds,
     Series F-1, Capital Projects Loan
     Program (MBIA Insured),
     4.50%, 10/1/06                                       575               586
   Collier County Revenue Bonds, Capital
     Improvement Refunding
     (MBIA Insured),
     5.00%, 10/1/13                                     1,460             1,581
   Crossings at Fleming Island Community
     Development District Special
     Assessment Revenue Refunding
     Bonds, Series C,
     7.05%, 5/1/15                                        300               318
   Dade County G.O. Unlimited Refunding
     Bonds (MBIA Insured),
     6.50%, 10/1/10                                       400               460
   Florida Municipal Loan Council Revenue
     Bonds, Series B (MBIA Insured),
     5.25%, 12/1/18                                     1,000             1,073
   Florida State Board of Public Education
     G.O. Bonds, Series A, Capital Outlay,
     5.25%, 6/1/17                                      1,100             1,182
   Florida State Department Environmental
     Protection Preservation Revenue
     Bonds, Series B (FGIC Insured),
     5.25%, 7/1/16                                      2,380             2,574
   Florida State Department of
     Transportation G.O. Unlimited
     Revenue Bonds, Right of Way,
     Prerefunded,
     5.80%, 7/1/05                                      1,500             1,528
   Florida State Division of Bond Finance
     Department General Services
     Revenue Bonds, Series A,
     Preservation 2000 (AMBAC Insured),
     Prerefunded,
     5.75%, 7/1/05                                      4,000             4,074
     5.75%, 7/1/05                                      2,500             2,546

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      (000S)            (000S)
  MUNICIPAL BONDS - 90.5% - CONTINUED
  FLORIDA - 81.8% - (CONTINUED)
   Gainesville Utility Systems Revenue
     Bonds, Series A,
     5.25%, 10/1/15                                    $1,065            $1,166
     5.25%, 10/1/16                                     1,120             1,220
   Hillsborough County School Board
     Sales Tax Revenue Bonds
     (AMBAC Insured),
     5.00%, 10/1/13                                     1,000             1,083
   Jacksonville Excise Taxes Revenue
     Refunding Bonds, Series C (AMT)
     (MBIA Insured),
     5.25%, 10/1/16                                     1,300             1,398
   Jacksonville Sales TRB, River City
     Renaissance Project (FGIC Insured),
     Prerefunded,
     5.65%, 10/1/05                                     1,000             1,026
   JEA St. Johns River Refunding Revenue
     Bonds,
     5.25%, 10/1/13                                     2,000             2,160
   Lee County Transportation Revenue
     Refunding Bonds, Series A
     (AMBAC Insured),
     5.50%, 10/1/14                                       900               990
   Marco Island Utility System Revenue
     Bonds (MBIA Insured),
     5.25%, 10/1/15                                     2,520             2,756
   Miami-Dade County Aviation Revenue
     Refunding Bonds, Series D (AMT)
     (MBIA Insured),
     5.25%, 10/1/18                                     1,645             1,730
   Miami-Dade County Expressway
     Authority Toll System Revenue
     Bonds, Series B (FGIC Insured),
     5.25%, 7/1/25                                      2,525             2,686
   Miami-Dade County Special Obligation
     Bonds, Series A-1, Capital Asset
     Acquisition (AMBAC Insured),
     5.00%, 4/1/09                                      1,000             1,067
   Miami-Dade County Water & Sewer
     Revenue Refunding Bonds
     (MBIA Insured),
     5.00%, 10/1/10                                     1,000             1,078
   Orlando Utilities Commission Water &
     Electricity Revenue Refunding Bonds,
     5.75%, 10/1/05                                       100               102

See Notes to the Financial Statements.




                      NORTHERN FUNDS ANNUAL REPORT    49      FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
FLORIDA INTERMEDIATE TAX - EXEMPT FUND (continued)

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      (000S)            (000S)
  MUNICIPAL BONDS - 90.5% - CONTINUED
  FLORIDA - 81.8% - (CONTINUED)
   Osceola County Infrastructure Sales
     Surtax Revenue Bonds
     (AMBAC Insured),
     5.38%, 10/1/21                                      $1,000          $1,083
   Osceola County School Board COP
     Bonds, Series A (FGIC Insured),
     5.00%, 6/1/15                                        1,500           1,612
   Palm Beach County G.O. Unlimited
     Refunding Bonds, Series B,
     6.50%, 7/1/10                                          250             287
   Palm Beach County School Board COP
     Revenue Refunding Bonds, Series E
     (AMBAC Insured),
     5.25%, 8/1/11                                        1,000           1,092
   Palm Coast Utility System Revenue
     Bonds (MBIA Insured),
     5.25%, 10/1/21                                       1,000           1,077
   Polk County Utility System Revenue
     Refunding Bonds, Series B
     (FGIC Insured),
     5.00%, 10/1/14                                       1,500           1,627
   Reedy Creek Improvement District G.O.
     Bonds, Series A (MBIA Insured),
     Prerefunded,
     5.75%, 6/1/05                                        1,000           1,006
   South Florida Water Management
     District Special Obligation Limited
     Acquisition Revenue Refunding
     Bonds (AMBAC Insured),
     5.25%, 10/1/13                                       1,250           1,376
--------------------------------------------------------------------------------
                                                                         45,485
--------------------------------------------------------------------------------
  PUERTO RICO - 2.0%
   Puerto Rico Municipal Financing
     Agency G.O. Unlimited Bonds,
     Series A (FSA Insured),
     6.00%, 8/1/15                                        1,000           1,116
--------------------------------------------------------------------------------
  TEXAS - 1.0%
   Panhandle Regional Housing Finance
     Agency Revenue Bonds, Series A
     (Colld. by GNMA),
     6.50%, 7/20/21                                         500             549
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      (000S)            (000S)
  MUNICIPAL BONDS - 90.5% - CONTINUED
  VIRGIN ISLANDS - 1.9%
   Virgin Islands PFA Revenue Bonds,
     Series A, Gross Receipts
     Tax Lien Note,
     5.63%, 10/1/10                                      $1,000          $1,059
--------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS
--------------------------------------------------------------------------------
  (COST $50,180)                                                         50,332


                                                     NUMBER OF          VALUE
                                                      SHARES            (000S)
  INVESTMENT COMPANIES - 2.1%
   AIM Tax Exempt Cash Fund                           1,032,699           1,032
   Dreyfus Florida Municipal Money
     Market Fund                                        116,006             116
--------------------------------------------------------------------------------
  TOTAL INVESTMENT COMPANIES
--------------------------------------------------------------------------------
  (COST $1,148)                                                           1,148

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      (000S)            (000S)
  SHORT-TERM INVESTMENTS - 6. 0%
   Highlands County Health Facilities
     Authority VRDB, Series A,
     Adventist/Sunbelt
     (Suntrust Bank LOC),
     2.28%, 4/7/05                                       $2,650           2,650
   Pinellas County Health Facility Authority
     Revenue Refunding Bonds, Hospital
     Program (AMBAC Insured),
     2.30%, 4/1/05                                          700             700
--------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------
  (COST $3,350)                                                           3,350

--------------------------------------------------------------------------------
  TOTAL INVESTMENTS - 98.6%
--------------------------------------------------------------------------------
  (COST $54,678)                                                         54,830
     Other Assets less Liabilities - 1.4%                                   777
--------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                   $55,607

See Notes to the Financial Statements.



FIXED INCOME FUNDS      50      NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

At March 31, 2005, the industry sectors for the Florida Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR                                                 % OF INVESTMENTS
Airport                                                                6.7%
Education                                                              6.9
General                                                               33.9
General Obligation                                                     6.0
Medical                                                                6.1
Transportation                                                         6.7
Utilities                                                             16.5
All other sectors less than 5%                                        17.2
--------------------------------------------------------------------------------
Total                                                                100.0%

At March 31, 2005, the credit quality distribution for the Florida Intermediate Tax-Exempt Fund was:

QUALITY DISTRIBUTION *                                          % OF INVESTMENTS
AAA                                                                   79.1%
AA                                                                     6.3
A                                                                      3.9
BBB                                                                    1.9
Not Rated                                                              0.6
Cash and Equivalents                                                   8.2
--------------------------------------------------------------------------------
Total                                                                100.0%

*  Standard & Poor's Rating Services

See Notes to the Financial Statements.

NORTHERN FUNDS ANNUAL REPORT    51      FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
GLOBAL FIXED INCOME FUND



                                                   PRINCIPAL
                                                    AMOUNT              VALUE
                                                   (000S)(1)            (000S)
DEBT OBLIGATIONS - 89.8%
BRITISH POUND STERLING - 8.5%
  Treasury of Great Britain,
     7.50%, 12/7/06                                   300                $593
     7.25%, 12/7/07                                   400                 805
     5.00%, 3/7/08                                    400                 763
     5.75%, 12/7/09                                   147                 290
     5.00%, 9/7/14                                    600               1,160
--------------------------------------------------------------------------------
                                                                        3,611
--------------------------------------------------------------------------------
CANADIAN DOLLAR - 2.6%
  Government of Canada,
     3.25%, 12/1/06                                  1,300              1,077
--------------------------------------------------------------------------------
DANISH KRONE - 3.0%
  Government of Denmark,
     8.00%, 3/15/06                                  2,000                366
     4.00%, 8/15/08                                  5,000                903
--------------------------------------------------------------------------------
                                                                        1,269
--------------------------------------------------------------------------------
EURO - 36.2%
  Buoni Poliennali Del Tesoro,
     4.50%, 5/1/09                                    500                 687
     5.25%, 11/1/29                                   590                 880
  Deutsche Bundesrepublik,
     4.25%, 1/4/14                                  1,250               1,703
     6.25%, 1/4/24                                    450                 753
     6.50%, 7/4/27                                    990               1,729
  Government of Belgium,
     5.75%, 9/28/10                                   500                 731
     5.00%, 9/28/11                                   400                 569
  Government of Finland,
     5.00%, 7/4/07                                    500                 683
     3.00%, 7/4/08                                    700                 915
  Government of France O.A.T.,
     4.00%, 10/25/09                                  500                 676
     4.75%, 10/25/12                                  500                 705
  Government of Ireland,
     3.25%, 4/18/09                                 1,000               1,313
  Government of Netherlands,
     5.75%, 2/15/07                                   500                 686
  Government of Spain,
     4.25%, 10/31/07                                  600                 809
     4.20%, 7/30/13                                   400                 544






                                                    PRINCIPAL
                                                     AMOUNT             VALUE
                                                   (000S)(1)           (000S)
DEBT OBLIGATIONS - 89.8% - CONTINUED
EURO - 36.2% - (CONTINUED)
  Portugal Obrigacoes do Tesouro OT,
     3.95%, 7/15/09                                 1,100              $1,466
     5.15%, 6/15/11                                   300                 429
--------------------------------------------------------------------------------
                                                                       15,278
--------------------------------------------------------------------------------
JAPANESE YEN - 13.1%
  Government of Japan Ten Year Bonds,
     1.80%, 9/21/09                                60,000                 593
     1.90%, 6/21/10                                75,000                 748
     1.40%, 9/20/11                                90,000                 872
     1.50%, 3/20/12                                15,000                 146
     0.80%, 3/20/13                               290,000               2,655
  Government of Japan Twenty Year Bonds,
     1.90%, 3/22/21                                55,000                 528
--------------------------------------------------------------------------------
                                                                        5,542
--------------------------------------------------------------------------------
SWEDISH KRONA - 3.6%
  Kingdom of Sweden,
     8.00%, 8/15/07                                 5,000                 794
     5.00%, 1/28/09                                 3,000                 455
     9.00%, 4/20/09                                 1,600                 279
--------------------------------------------------------------------------------
                                                                        1,528
--------------------------------------------------------------------------------
UNITED STATES DOLLAR - 22.8%
  Freddie Mac,
     5.13%, 7/15/12                                  $750                 768
  U.S. Treasury Bonds,
     8.75%, 5/15/17                                   600                 824
     6.38%, 8/15/27                                   750                 901
  U.S. Treasury Notes,
     2.88%, 11/30/06                                  600                 592
     3.38%, 2/15/08                                   800                 788
     2.63%, 3/15/09                                 2,000               1,895
     5.50%, 5/15/09                                   500                 527
     3.50%, 2/15/10                                   800                 776
     4.38%, 8/15/12                                   260                 261
     4.25%, 11/15/13                                1,000                 985
     4.00%, 2/15/14                                 1,350               1,303
--------------------------------------------------------------------------------
                                                                        9,620
--------------------------------------------------------------------------------
TOTAL DEBT OBLIGATIONS
--------------------------------------------------------------------------------
(COST $34,380)                                                         37,925

See Notes to the Financial Statements.

                    FIXED INCOME FUNDS      52      NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                               PRINCIPAL
                                                                AMOUNT                         VALUE
                                                                (000S)                        (000S)
SHORT-TERM INVESTMENT - 9.4%
  Barclays Bank, Global Treasury Services,
     London, Eurodollar Time Deposit,
     2.95%, 4/1/05                                             $3,982                         $3,982
-----------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
-----------------------------------------------------------------------------------------------------------
(COST $3,982)                                                                                  3,982
-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.2%
-----------------------------------------------------------------------------------------------------------
(COST $38,362)                                                                                41,907
     Other Assets less Liabilities - 0.8%                                                        343
-----------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                          $42,250

(1) Principal amounts stated in local currencies.

At March 31, 2005, the industry sectors for the Global Fixed Income Fund were:


INDUSTRY SECTOR                                                                          % OF INVESTMENTS
Foreign Governments                                                                             68.0%
U.S. Government                                                                                 20.9
U.S. Government Agencies                                                                         1.8
Cash                                                                                             9.3
-----------------------------------------------------------------------------------------------------------
Total                                                                                          100.0%



At March 31, 2005, the Global Fixed Income Fund had outstanding forward foreign currency exchange contracts as follows:


                     AMOUNT            IN              AMOUNT
CONTRACTS            (LOCAL         EXCHANGE           (LOCAL                                 UNREALIZED
TO DELIVER          CURRENCY)         FOR             CURRENCY)           SETTLEMENT          GAIN/(LOSS)
CURRENCY               (000S)       CURRENCY            (000S)               DATE                (000S)
British
Pound                   740        U.S. Dollar           1,387              4/20/05              $(10)
Danish
Krone                10,950        U.S. Dollar           1,946              4/20/05                40
Euro                    490        U.S. Dollar             648              4/20/05                13
U.S.                               Canadian
Dollar                  162        Dollar                  194              4/20/05                (1)
U.S.                               Japanese
Dollar                6,027        Yen                 612,500              4/20/05              (305)
U.S.                               Swedish
Dollar                  397        Krona                 2,715              4/20/05               (13)
-----------------------------------------------------------------------------------------------------------
Total                                                                                           $(276)

See Notes to the Financial Statements.

                      NORTHERN FUNDS ANNUAL REPORT    53      FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
HIGH YIELD FIXED INCOME FUND

                                                    NUMBER              VALUE
                                                   OF SHARES            (000S)
PREFERRED STOCK - 0.4%
REITS - 0.4%
    iStar Financial, Inc.,                          118,500             $2,945
-------------------------------------------------------------------------------
TOTAL PREFERRED STOCK
-------------------------------------------------------------------------------
(COST $2,967)                                                            2,945

                                                    PRINCIPAL
                                                     AMOUNT             VALUE
                                                     (000S)             (000S)
CORPORATE BONDS - 85.6%
ADVERTISING - 2.4%
    Advanstar Communications, Inc.,
             12.00%, 2/15/11                         $4,625              4,960
    Donnelley (R.H.) Finance Corp. I,
            10.88%, 12/15/12                          7,200              8,298
    Vertis, Inc., (1)
             13.50%, 12/7/09                          8,675              7,070
-------------------------------------------------------------------------------
                                                                        20,328
-------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 0.6%
    Moog, Inc.,
    6.25%, 1/15/15                                    4,900              4,802
-------------------------------------------------------------------------------
AGRICULTURE - 2.0%
    Gold Kist, Inc.,
             10.25%, 3/15/14                          2,739              3,122
    Hines Nurseries, Inc.,
             10.25%, 10/1/11                          5,400              5,832
    Reynolds (R.J.) Tobacco Holdings Inc.,
             7.88%, 5/15/09                           3,610              3,881
    Seminis Vegetable Seeds, Inc.,
             10.25%, 10/1/13                          3,200              3,776
-------------------------------------------------------------------------------
                                                                        16,611
-------------------------------------------------------------------------------
AIRLINES - 0.3%
    Continental Airlines, Inc.,
             8.00%, 12/15/05                          2,630              2,591
-------------------------------------------------------------------------------
AUTO MANUFACTURERS - 0.2%
    Navistar International Corp.,
             7.50%, 6/15/11                           1,625              1,637
-------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 0.6%
    Goodyear Tire & Rubber (The) Co.,
             7.86%, 8/15/11                           1,800              1,737
    Stoneridge, Inc.,
             11.50%, 5/1/12                           3,000              3,323
-------------------------------------------------------------------------------
                                                                         5,060
-------------------------------------------------------------------------------


                                                    PRINCIPAL
                                                     AMOUNT             VALUE
                                                     (000S)             (000S)
CORPORATE BONDS - 85.6% - CONTINUED
BUILDING MATERIALS - 1.3%
    Ply Gem Industries, Inc.,
             9.00%, 2/15/12                          $6,265             $5,920
    Wolverine Tube, Inc.,
             10.50%, 4/1/09                           4,490              4,737

-------------------------------------------------------------------------------
                                                                        10,657
-------------------------------------------------------------------------------
CABLE TELEVISION - 2.0%
    Charter Communications Holdings II LLC,
             10.25%, 9/15/10                          6,760              6,895
    Charter Communications Holdings LLC,
             8.63%, 4/1/09                            1,640              1,267
    Charter Communications Holdings LLC,
             Senior Notes,
             10.75%, 10/1/09                          2,700              2,214
    DirecTV Holdings LLC,
             8.38%, 3/15/13                           3,175              3,437
    Echostar DBS Corp.,
             6.38%, 10/1/11                             190                186
    Mediacom Broadband LLC,
             11.00%, 7/15/13                          2,520              2,697
-------------------------------------------------------------------------------
                                                                        16,696
-------------------------------------------------------------------------------
CHEMICALS - 4.1%
    Huntsman International LLC, (1)
             7.38%, 1/1/15                            3,825              3,806
    Innophos, Inc., (1)
             8.88%, 8/15/14                           4,300              4,515
    ISP Chemco, Inc.,
             10.25%, 7/1/11                           3,520              3,811
    Lyondell Chemical Co.,
             9.63%, 5/1/07                            6,275              6,730
    PolyOne Corp.,
             10.63%, 5/15/10                          6,020              6,682
    PQ Corp., (1)
             7.50%, 2/15/13                           3,175              3,127
    Resolution Performance Products, Inc.,
             13.50%, 11/15/10                         5,940              6,415
-------------------------------------------------------------------------------
                                                                        35,086
-------------------------------------------------------------------------------
COMMERCIAL SERVICES - 2.9%
    Cenveo Corp.,
             7.88%, 12/1/13                           6,805              6,074
    Corrections Corp. of America, (1)
             6.25%, 3/15/13                           2,615              2,510

See Notes to the Financial Statements.


FIXED INCOME FUNDS      54      NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                         (000S)         (000S)
CORPORATE BONDS - 85.6% - CONTINUED
COMMERCIAL SERVICES - 2.9% - (CONTINUED)
    Dollar Financial Group, Inc.,
             9.75%, 11/15/11                              6,240        $6,646
    Service Corp. International,
             7.70%, 4/15/09                               2,580         2,657
    Williams Scotsman, Inc.,
             9.88%, 6/1/07                                6,405         6,373
--------------------------------------------------------------------------------
                                                                       24,260
--------------------------------------------------------------------------------
COMPUTERS - 0.4%
    Stratus Technologies, Inc.,
             10.38%, 12/1/08                              3,310         3,277
--------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 0.5%
    Elizabeth Arden, Inc.,
             7.75%, 1/15/14                               3,855         3,971
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 2.6%
    American Commercial Lines/ACL
             Finance Corp., (1)
             9.50%, 2/15/15                               1,320         1,363
    American Real Estate Partners
             LP/American Real Estate Finance
             Corp., (1)
             7.13%, 2/15/13                               7,430         7,282

    AMR HoldCo Inc/EmCare HoldCo, Inc., (1)
             10.00%, 2/15/15                              1,775         1,846
    BCP Crystal U.S. Holdings Corp., (1)
             9.63%, 6/15/14                               2,170         2,474
    Borden US Finance Corp/Nova Scotia
             Finance ULC, (1)
             9.00%, 7/15/14                               2,610         2,819
    General Motors Acceptance Corp.,
             6.75%, 12/1/14                               2,620         2,263
    UGS Corp., (1)
             10.00%, 6/1/12                               1,660         1,834
    Visant Corp.,
             7.63%, 10/1/12                               2,280         2,257

--------------------------------------------------------------------------------
                                                                       22,138
--------------------------------------------------------------------------------
ELECTRIC - 6.6%
    AES Corp.,
             9.50%, 6/1/09                                6,135         6,710
    Aquila, Inc.,
             14.88%, 7/1/12                               3,300         4,521
    Calpine Corp.,
             8.75%, 7/15/07                               4,800         3,744

                                                       PRINCIPAL
                                                        AMOUNT         VALUE
                                                        (000S)         (000S)
CORPORATE BONDS - 85.6% - CONTINUED
ELECTRIC - 6.6% - (CONTINUED)
    Calpine Generating Co. LLC,
             8.44%, 4/1/10                               $2,670        $2,603
             11.50%, 4/1/11                               4,350         4,045
    CMS Energy Corp.,
             9.88%, 10/15/07                              5,220         5,664
             8.50%, 4/15/11                               1,350         1,458
    Edison Mission Energy,
             7.73%, 6/15/09                               7,500         7,819
    PSEG Energy Holdings LLC,
             Senior Notes,
             10.00%, 10/1/09                              4,675         5,248
    Reliant Energy, Inc.,
             6.75%, 12/15/14                              6,450         6,015
    Sierra Pacific Power Co.,
             6.25%, 4/15/12                               1,300         1,319
    Sierra Pacific Resources,
             8.63%, 3/15/14                               4,270         4,548
    Texas Genco LLC, (1)
             6.88%, 12/15/14                              2,710         2,717
--------------------------------------------------------------------------------
                                                                       56,411
--------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
    Rayovac Corp., (1)
             7.38%, 2/1/15                                4,600         4,405
    Superior Essex Communications
             LLC/Essex Group, Inc.,
             9.00%, 4/15/12                               4,350         4,415
--------------------------------------------------------------------------------
                                                                        8,820
--------------------------------------------------------------------------------
ELECTRONICS - 0.7%
    PerkinElmer, Inc.,
             8.88%, 1/15/13                               3,390         3,797
    Sanmina-SCI Corp., (1)
             6.75%, 3/1/13                                2,530         2,372
--------------------------------------------------------------------------------
                                                                        6,169
--------------------------------------------------------------------------------
ENTERTAINMENT - 2.9%
    AMC Entertainment Inc.,
             8.00%, 3/1/14                                5,525         5,277
    AMF Bowling Worldwide, Inc.,
             10.00%, 3/1/10                               6,550         6,714
    Pinnacle Entertainment Inc.,
             8.25%, 3/15/12                               3,620         3,620
    Six Flags, Inc.,
             9.63%, 6/1/14                                5,545         5,115

See Notes to the Financial Statements.


                      NORTHERN FUNDS ANNUAL REPORT     55     FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
HIGH YIELD FIXED INCOME FUND (continued)

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                     (000S)           (000S)
CORPORATE BONDS - 85.6% - CONTINUED
ENTERTAINMENT - 2.9% - (CONTINUED)
    Warner Music Group,
             7.38%, 4/15/14                           $3,930         $4,048
-------------------------------------------------------------------------------
                                                                     24,774
-------------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.5%
    Allied Waste North America,
             9.25%, 9/1/12                             3,620          3,873
-------------------------------------------------------------------------------
FOOD - 1.5%
    Del Monte Corp., (1)
             6.75%, 2/15/15                            2,610          2,545
    Dole Food Co., Inc.,
             7.25%, 6/15/10                            3,250          3,282
    Pinnacle Foods Holding Corp.,
             8.25%, 12/13/13                           3,150          2,693
    Smithfield Foods, Inc.,
             7.00%, 8/1/11                             4,070          4,167
-------------------------------------------------------------------------------
                                                                     12,687
-------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 2.0%
    Boise Cascade LLC, (1)
             5.54%, 10/15/12                             900            918
             7.13%, 10/15/14                           5,175          5,240
    Bowater, Inc.,
             9.00%, 8/1/09                             3,400          3,655
    Georgia-Pacific Corp.,
             8.88%, 2/1/10                             4,400          4,911
             8.00%, 1/15/24                            2,035          2,269
-------------------------------------------------------------------------------
                                                                     16,993
-------------------------------------------------------------------------------
GAMING - 3.8%
    Aztar Corp.,
             7.88%, 6/15/14                            2,425          2,576
    Caesars Entertainment, Inc.,
             7.88%, 3/15/10                            4,750          5,177
    Mandalay Resort Group,
             6.50%, 7/31/09                            2,750          2,777
             7.63%, 7/15/13                            3,175          3,334
    MGM Mirage,
             8.38%, 2/1/11                             6,920          7,474
    Mohegan Tribal Gaming Authority,
             7.13%, 8/15/14                            2,650          2,657
    Premier Entertainment Biloxi LLC,
             10.75%, 2/1/12                            1,540          1,571


                                                     PRINCIPAL
                                                      AMOUNT          VALUE
                                                      (000S)          (000S)
CORPORATE BONDS - 85.6% - CONTINUED
GAMING - 3.8% - (CONTINUED)
    River Rock Entertainment Authority,
             9.75%, 11/1/11                           $3,785         $4,145
    Seneca Gaming Corp.,
             7.25%, 5/1/12                             2,505          2,492
-------------------------------------------------------------------------------
                                                                     32,203
-------------------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 0.3%
    Medical Device Manufacturing, Inc.,
             10.00%, 7/15/12                           2,030          2,172
-------------------------------------------------------------------------------
HEALTHCARE - SERVICES - 4.4%
    Beverly Enterprises, Inc.,
             7.88%, 6/15/14                            4,075          4,503
    Coventry Health Care, Inc., (1)
             5.88%, 1/15/12                            2,180          2,180
    DaVita, Inc., (1)
             6.63%, 3/15/13                            3,595          3,559
    HCA, Inc.,
             6.38%, 1/15/15                            5,450          5,410
    Healthsouth Corp.,
             8.50%, 2/1/08                             3,500          3,482
    Pacificare Health Systems,
             10.75%, 6/1/09                            4,350          4,807
    Select Medical Corp., (1)
             7.63%, 2/1/15                             3,630          3,630
    Tenet Healthcare Corp.,
             9.88%, 7/1/14                             6,495          6,755
    Triad Hospitals, Inc.,
             7.00%, 5/15/12                            3,340          3,373
-------------------------------------------------------------------------------
                                                                     37,699
-------------------------------------------------------------------------------
HOME BUILDERS - 1.6%
    Hovnanian (K.) Enterprises, Inc.,
             7.75%, 5/15/13                            1,620          1,701
             6.38%, 12/15/14                           2,905          2,803
    KB Home,
             5.75%, 2/1/14                             5,440          5,211
    WCI Communities, Inc.,
             10.63%, 2/15/11                           3,395          3,679
-------------------------------------------------------------------------------
                                                                     13,394
-------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 0.8%
    American Achievement Corp.,
              8.25%, 4/1/12                            3,640          3,767

See Notes to the Financial Statements.


FIXED INCOME FUNDS      56      NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                   PRINCIPAL
                                                    AMOUNT      VALUE
                                                    (000S)      (000S)
CORPORATE BONDS - 85.6% - CONTINUED
HOUSEHOLD PRODUCTS/WARES - 0.8% - (CONTINUED)
       Gregg Appliances, Inc., (1)
              9.00%, 2/1/13                         $3,060      $2,907
----------------------------------------------------------------------
                                                                 6,674
----------------------------------------------------------------------
INSURANCE - 1.1%
 Crum & Forster Holdings Corp.,
   10.38%, 6/15/13                                   8,560       9,587
----------------------------------------------------------------------
IRON/STEEL - 0.5%
 International Steel Group, Inc.,
   6.50%, 4/15/14                                    4,125       4,208
----------------------------------------------------------------------
LEISURE TIME - 0.2%
 Leslie's Poolmart, (1)
   7.75%, 2/1/13                                     1,940       1,959
----------------------------------------------------------------------
LODGING - 0.5%
 Gaylord Entertainment Co., (1)
   6.75%, 11/15/14                                   2,375       2,250
 Starwood Hotels & Resorts
   Worldwide, Inc.,
   7.88%, 5/1/12                                     2,030       2,218
----------------------------------------------------------------------
                                                                 4,468
----------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 0.4%
 Manitowoc Co.,
   10.50%, 8/1/12                                    3,024       3,432
----------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 0.1%
 Dresser-Rand Group, Inc., (1)
   7.38%, 11/1/14                                    1,140       1,140
----------------------------------------------------------------------
MEDIA - 6.1%
 American Media Operation, Inc.,
   Series B,
   10.25%, 5/1/09                                    7,575       7,821
 Block Communications, Inc.,
   9.25%, 4/15/09                                    5,120       5,453
 Cablevision Systems Corp., (1)
   8.00%, 4/15/12                                    8,680       8,919
 Dex Media East LLC,
   12.13%, 11/15/12                                  2,350       2,785
 Houghton Mifflin Co.,
   9.88%, 2/1/13                                     7,125       7,339
 Paxson Communications Corp.,
   10.75%, 7/15/08                                   4,325       4,292
 Reader's Digest Association (The), Inc.,
   6.50%, 3/1/11                                     2,610       2,603

                                                   PRINCIPAL
                                                     AMOUNT      VALUE
                                                     (000S)      (000S)
CORPORATE BONDS - 85.6% - CONTINUED
MEDIA - 6.1% - (CONTINUED)
 XM Satellite Radio, Inc.,
   12.00%, 6/15/10                                  $3,890       $4,532
 Young Broadcasting, Inc.,
   10.00%, 3/1/11                                    7,450        7,618
-----------------------------------------------------------------------
                                                                 51,362
-----------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 1.2%
 Samsonite Corp.,
   8.88%, 6/1/11                                     3,665        3,839
 Trinity Industries, Inc.,
   6.50%, 3/15/14                                    6,570        6,340
-----------------------------------------------------------------------
                                                                 10,179
-----------------------------------------------------------------------
OFFICE/BUSINESS EQUIPMENT - 0.9%
 Xerox Corp.,
   6.88%, 8/15/11                                    4,450        4,533
   7.63%, 6/15/13                                    2,725        2,848
-----------------------------------------------------------------------
                                                                  7,381
-----------------------------------------------------------------------
OIL & GAS - 1.8%
 Citgo Petroleum Corp.,
   6.00%, 10/15/11                                   4,400        4,345
 El Paso Production Holding Co.,
   7.75%, 6/1/13                                     2,620        2,653
 Giant Industries, Inc.,
   11.00%, 5/15/12                                   4,690        5,346
 Premcor Refining Group (The), Inc.,
   7.75%, 2/1/12                                     3,010        3,108
-----------------------------------------------------------------------
                                                                 15,452
-----------------------------------------------------------------------
OIL & GAS PRODUCERS - 1.2%
 Chesapeake Energy Corp.,
   6.88%, 1/15/16                                    1,750        1,767
 Magnum Hunter Resources, Inc.,
   9.60%, 3/15/12                                    2,256        2,527
 Swift Energy Co.,
   9.38%, 5/1/12                                     5,525        5,995
-----------------------------------------------------------------------
                                                                 10,289
-----------------------------------------------------------------------
OIL & GAS SERVICES - 0.3%
 Dresser, Inc.,
   9.38%, 4/15/11                                    2,450        2,597
-----------------------------------------------------------------------
PACKAGING & CONTAINERS - 1.1%
 Graham Packaging Co, Inc., (1)
   8.50%, 10/15/12                                   2,780        2,780

See Notes to the Financial Statements.

                          NORTHERN FUNDS ANNUAL REPORT   57   FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
HIGH YIELD FIXED INCOME FUND (continued)

                                                     PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
CORPORATE BONDS - 85.6% - CONTINUED
PACKAGING & CONTAINERS - 1.1% - (CONTINUED)
 Owens-Brockway,
   7.75%, 5/15/11                                      $1,725       $1,807
 Owens-Illinois, Inc.,
   8.10%, 5/15/07                                       4,655        4,818
--------------------------------------------------------------------------
                                                                     9,405
--------------------------------------------------------------------------
PHARMACEUTICALS - 0.6%
 Leiner Health Products, Inc.,
   11.00%, 6/1/12                                       4,570        4,913
--------------------------------------------------------------------------
PIPELINES - 3.2%
 Coastal Corp.,
   7.75%, 6/15/10                                       8,950        8,950
 Dynegy Holdings, Inc., (1)
   9.88%, 7/15/10                                       4,920        5,271
 Holly Energy Partners LP, (1)
   6.25%, 3/1/15                                        1,720        1,651
 Williams Cos, Inc.,
   8.13%, 3/15/12                                       4,360        4,774
   7.88%, 9/1/21                                        6,015        6,556
--------------------------------------------------------------------------
                                                                    27,202
--------------------------------------------------------------------------
REITS - 4.4%
 Crescent Real Estate Equities LP,
   7.50%, 9/15/07                                       2,190        2,261
 Felcor Lodging LP,
   9.00%, 6/1/11                                        7,130        7,665
 Host Marriott LP,
   7.13%, 11/1/13                                       5,775        5,732
 La Quinta Properties Inc.,
   7.00%, 8/15/12                                       4,360        4,414
 Meristar Hospitality Corp.,
   9.00%, 1/15/08                                       6,570        6,800
 Omega Healthcare Investors, Inc.,
   7.00%, 4/1/14                                        6,455        6,455
 Trustreet Properties, Inc., (1)
   7.50%, 4/1/15                                        4,375        4,353
--------------------------------------------------------------------------
                                                                    37,680
--------------------------------------------------------------------------
REMEDIATION SERVICES - 0.5%
 Synagro Technologies, Inc.,
   9.50%, 4/1/09                                         3,850       4,187
--------------------------------------------------------------------------
RETAIL - 5.2%
 AmeriGas Partners LP,
   8.88%, 5/20/11                                        6,825       7,235

                                                       PRINCIPAL
                                                         AMOUNT       VALUE
                                                         (000S)       (000S)
CORPORATE BONDS - 85.6% - CONTINUED
 RETAIL - 5.2% - (CONTINUED)
   Carrols Corp., (1)
   9.00%, 1/15/13                                       $ 2,815     $2,899
 Couche-Tard Finance Corp.,
   7.50%, 12/15/13                                        3,600      3,780
 Denny's Corp., (1)
   10.00%, 10/1/12                                        5,700      5,985
 Ferrellgas Corp.,
   6.75%, 5/1/14                                          4,750      4,631
 Friendly Ice Cream Corp.,
   8.38%, 6/15/12                                         6,400      6,080
 Penney (J.C.) Co., Inc.,
   9.00%, 8/1/12                                          7,630      7,935
 Petro Stopping Centers LP,
   9.00%, 2/15/12                                         5,325      5,485
--------------------------------------------------------------------------
                                                                    44,030
--------------------------------------------------------------------------
SEMICONDUCTORS - 1.1%
 AMI Semiconductor, Inc.,
   10.75%, 2/1/13                                         3,240      3,880
 Amkor Technology, Inc.,
   9.25%, 2/15/08                                         2,500      2,387
   7.13%, 3/15/11                                         2,425      2,043
   7.75%, 5/15/13                                         1,620      1,361
--------------------------------------------------------------------------
                                                                     9,671
--------------------------------------------------------------------------
SUPERMARKETS - 1.5%
 Delhaize America, Inc.,
   8.13%, 4/15/11                                         3,200      3,557
 Great Atlantic & Pacific Tea Co.,
   7.75%, 4/15/07                                         4,130      4,151
   9.13%, 12/15/11                                        2,995      2,942
 Roundy's, Inc.,
   8.88%, 6/15/12                                         2,000      2,140
--------------------------------------------------------------------------
                                                                    12,790
--------------------------------------------------------------------------
TELECOMMUNICATIONS - 6.6%
 AT&T Corp.,
   9.05%, 11/15/11                                        9,175     10,425
 Centennial Cellular Operating Co.,
   10.13%, 6/15/13                                        4,075      4,503
 Cincinnati Bell, Inc.,
   8.38%, 1/15/14                                         2,850      2,807
 Citizens Communications Co.,
   6.25%, 1/15/13                                         2,565      2,411
   9.00%, 8/15/31                                         1,050      1,092

See Notes to the Financial Statements.

FIXED INCOME FUNDS     58     NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                  PRINCIPAL
                                                    AMOUNT        VALUE
                                                    (000S)        (000S)
CORPORATE BONDS - 85.6% - CONTINUED
TELECOMMUNICATIONS - 6.6% - (CONTINUED)
 Corning, Inc.,
   5.90%, 3/15/14                                 $2,820          $2,811
 iPCS Escrow, Inc.,
   11.50%, 5/1/12                                  2,050           2,306
 MCI, Inc.,
   7.69%, 5/1/09                                   3,050           3,172
   8.74%, 5/1/14                                   3,310           3,641
 PanAmSat Corp.,
  9.00%, 8/15/14                                   3,500           3,693
 Qwest Corp., (1)
  7.88%, 9/1/11                                    6,200           6,386
 Qwest Services Corp., (1)
  13.50%, 12/15/10                                 4,045           4,682
 SBA Communications Corp., (1)
  8.50%, 12/1/12                                   3,655           3,783
 Time Warner Telecom Holdings, Inc., (1)
  9.25%, 2/15/14                                   1,360           1,306
 Time Warner Telecom, Inc.,
  10.13%, 2/1/11                                   2,730           2,634
------------------------------------------------------------------------
                                                                  55,652
------------------------------------------------------------------------
TRANSPORTATION - 1.1%
 Horizon Lines LLC, (1)
   9.00%, 11/1/12                                  5,340           5,687
 Overseas Shipholding Group,
   8.25%, 3/15/13                                  3,625           3,879
------------------------------------------------------------------------
                                                                   9,566
------------------------------------------------------------------------
TOTAL CORPORATE BONDS
------------------------------------------------------------------------
(COST $724,776)                                                  726,133

FOREIGN ISSUER BONDS - 10.8%
BUILDING MATERIALS - 0.5%
 Ainsworth Lumber Co. Ltd.,
   6.75%, 3/15/14                                  4,525           4,299
------------------------------------------------------------------------
CHEMICALS - 0.5%
 Rhodia S.A.,
   7.63%, 6/1/10                                   4,150           4,088
------------------------------------------------------------------------
COMPUTERS - 0.5%
 Seagate Technology HDD Holdings,
   8.00%, 5/15/09                                  4,010           4,261
------------------------------------------------------------------------


                                                  PRINCIPAL
                                                    AMOUNT         VALUE
                                                    (000S)         (000S)
FOREIGN ISSUER BONDS - 10. 8% - CONTINUED
DIVERSIFIED FINANCIAL SERVICES - 0.9%
 Bombardier Recreational Products, Inc.,
   8.38%, 12/15/13                                $3,540          $3,752
 Harvest Operations Corp.,
   7.88%, 10/15/11                                 3,850           3,802
------------------------------------------------------------------------
                                                                   7,554
------------------------------------------------------------------------
ELECTRONICS - 0.8%
 Celestica, Inc.,
   7.88%, 7/1/11                                   2,625           2,658
 Flextronics International Ltd.,
   6.25%, 11/15/14                                 4,720           4,484
------------------------------------------------------------------------
                                                                   7,142
------------------------------------------------------------------------
ENTERTAINMENT - 0.5%
 Intrawest Corp.,
   7.50%, 10/15/13                                 3,850           3,860
------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 0.7%
 Abitibi-Consolidated, Inc.,
   7.75%, 6/15/11                                  3,920           3,842
 Norske Skog Canada Ltd.,
   7.38%, 3/1/14                                   2,090           2,027
------------------------------------------------------------------------
                                                                   5,869
------------------------------------------------------------------------
IRON/STEEL - 0.5%
 IPSCO, Inc.,
   8.75%, 6/1/13                                   4,050           4,505
------------------------------------------------------------------------
LEISURE TIME - 0.9%
 NCL Corp., (1)
   10.63%, 7/15/14                                 4,050           4,187
 Royal Caribbean Cruises Ltd.,
   8.00%, 5/15/10                                  3,275           3,598
------------------------------------------------------------------------
                                                                   7,785
------------------------------------------------------------------------
MEDIA - 0.8%
 Kabel Deutschland GmbH, (1)
   10.63%, 7/1/14                                  4,025           4,448
 Rogers Cable, Inc.,
   6.75%, 3/15/15                                  2,240           2,206
------------------------------------------------------------------------
                                                                   6,654
------------------------------------------------------------------------
MINING - 0.6%
 Novelis, Inc., (1)
   7.25%, 2/15/15                                  5,410           5,302
------------------------------------------------------------------------
PACKAGING & CONTAINERS - 0.6%
 Stone Container Finance,
   7.38%, 7/15/14                                  5,335           5,282
------------------------------------------------------------------------


See Notes to the Financial Statements.

                          NORTHERN FUNDS ANNUAL REPORT   59   FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS                                           MARCH 31, 2005
HIGH YIELD FIXED INCOME FUND (continued)

                                                    PRINCIPAL
                                                     AMOUNT       VALUE
                                                     (000S)       (000S)
FOREIGN ISSUER BONDS - 10.8% - CONTINUED
PIPELINES - 0.3%
 Utilicorp Canada Finance Corp.,
   7.75%, 6/15/11                                    $2,275       $2,343
------------------------------------------------------------------------
RETAIL - 0.2%
 Jean Coutu Group, Inc.,
   7.63%, 8/1/12                                      1,810        1,846
------------------------------------------------------------------------
SEMICONDUCTORS - 0.7%
 MagnaChip Semiconductor S.A., (1)
   8.00%, 12/15/14                                    5,390        5,511
------------------------------------------------------------------------
TELECOMMUNICATIONS - 0.6%
 Rogers Wireless Communications, Inc.,
   6.38%, 3/1/14                                      2,400        2,328
   7.50%, 3/15/15                                     2,710        2,798
------------------------------------------------------------------------
                                                                   5,126
------------------------------------------------------------------------
TEXTILES - 0.4%
INVISTA, (1)
   9.25%, 5/1/12                                      3,330        3,663
------------------------------------------------------------------------
TRANSPORTATION - 0.8%
 General Maritime Corp.,
   10.00%, 3/15/13                                    4,300        4,784
 OMI Corp.,
   7.63%, 12/1/13                                     2,000        2,077
------------------------------------------------------------------------
                                                                   6,861
------------------------------------------------------------------------
TOTAL FOREIGN ISSUER BONDS
------------------------------------------------------------------------
(COST $91,709)                                                    91,951

                                                       NUMBER      VALUE
                                                      OF SHARES    (000S)
WARRANTS - 0.0%
   Horizon PCS, Inc., Exp. 10/1/10 (1) *                2,000         -
   IPCS, Inc., Exp. 7/15/10 *                           1,500         -
   Leap Wireless International,
     Exp. 4/15/10 (1) *                                 2,500         -
   Leap Wireless, Exp. 4/15/10 (1) *                    2,000         -
   WRC Media, Inc., (1) *                               4,059         -
   XM Satellite Radio, Exp. 3/15/10 (1) *               2,000       140
------------------------------------------------------------------------
TOTAL WARRANTS
------------------------------------------------------------------------
(COST $10)                                                          140

                                                  PRINCIPAL
                                                    AMOUNT      VALUE
                                                    (000S)      (000S)

SHORT-TERM INVESTMENT - 1.0%
 Barclays Bank, Global Treasury
   Services, London, Eurodollar Time
   Deposit,
   2.95%, 4/1/05                                     $8,220     $8,220
----------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
----------------------------------------------------------------------
(COST $8,220)                                                    8,220
----------------------------------------------------------------------
TOTAL INVESTMENTS - 97.8%
----------------------------------------------------------------------
(COST $827,682)                                                829,389
----------------------------------------------------------------------
       Other Assets less Liabilities - 2.2%                     18,681
----------------------------------------------------------------------
NET ASSETS - 100.0%                                           $848,070

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.

*   Non-Income Producing Security

At March 31, 2005, the credit quality distribution for the High Yield Fixed Income Fund was:

QUALITY DISTRIBUTION *                        % OF INVESTMENTS
BBB                                                        0.3%
BB                                                        23.0
B                                                         55.6
CCC                                                       19.0
CC to D                                                    0.4
Not Rated                                                  0.4
Cash and Equivalents                                       1.3
--------------------------------------------------------------
Total                                                    100.0%

 * Standard & Poor's Rating Services

See Notes to the Financial Statements.

FIXED INCOME FUNDS     60     NORTHERN FUNDS ANNUAL REPORT

                                                              FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS                                           MARCH 31, 2005
HIGH YIELD MUNICIPAL FUND

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                       (000S)          (000S)
MUNICIPAL BONDS - 96.2%
ALABAMA - 1.7%
   Butler Industrial Development Board
     SWD Revenue Refunding Bonds
     (AMT), Georgia-Pacific Corp. Project,
     5.75%, 9/1/28                                      $1,000        $  999
   Camden Industrial Development Board
     Revenue Refunding Bonds, Series A,
     Weyerhaeuser Company,
     6.13%, 12/1/24                                      1,000         1,087
----------------------------------------------------------------------------
                                                                       2,086
----------------------------------------------------------------------------
ARIZONA - 4.0%
 Arizona Health Facilities Authority
   Hospital System Revenue Bonds,
   John C. Lincoln Health Network,
   6.88%, 12/1/20                                        1,000         1,119
 Coconino County PCR Bonds, Series A
   (AMT), Tucson Electric Power Co.,
   7.13%, 10/1/32                                        1,000         1,042
 Maricopa County PCR Refunding Bonds,
   Series A, El Paso Electric Co. Project,
   6.25%, Mandatory Put 8/1/05                           1,000         1,011
 Navajo County IDA Revenue Bonds
   (AMT), Stone Container Corp. Project,
   7.40%, 4/1/26                                           800           825
 Peoria IDA Non-Profit Revenue
   Refunding Bonds, Series A,
   Sierra Winds Life,
   6.25%, 8/15/20                                          500           505
 Yavapai County IDA Hospital Facilities
   Revenue Bonds, Series A,
 Yavapai Regional Medical Center,
   6.00%, 8/1/33                                           500           525
----------------------------------------------------------------------------
                                                                       5,027
----------------------------------------------------------------------------
ARKANSAS - 0.5%
 Little Rock Hotel & Restaurant Gross
   Receipts Refunding TRB,
   7.38%, 8/1/15                                           500           608
----------------------------------------------------------------------------
CALIFORNIA - 5.3%
 Alameda Corridor Transportation
   Authority Capital Apprecation
   Refunding Bonds (AMBAC Insured),
   0.00%, 10/1/24                                        1,000           698
 California State Department of Water
   Resources Power Supply Revenue
   Bonds, Series A,
   5.50%, 5/1/09                                           500           541
   6.00%, 5/1/14                                           500           564

                                                      PRINCIPAL
                                                        AMOUNT       VALUE
                                                        (000S)       (000S)
MUNICIPAL BONDS - 96.2% - CONTINUED
CALIFORNIA - 5.3% - (CONTINUED)
   California State Economic Recovery
     G.O. Bonds, Series A,
     5.00%, 7/1/16                                      $1,000       $1,053
   California State Public Works Board
     Revenue Bonds, Series C,
     Department of Corrections,
     5.50%, 6/1/15                                       1,000        1,095
   Golden State Tobacco Securitization
     Corp. Revenue Bonds, Series A-5,
     7.88%, 6/1/42                                         500          572
   Golden State Tobacco Securitization
     Corp. Revenue Bonds, Series B,
     5.50%, 6/1/33                                       1,000        1,065
   Laguna Beach Unified School District
     G.O. Bonds, Election of 2001
     (FSA Insured),
     5.00%, 8/1/28                                       1,000        1,030
---------------------------------------------------------------------------
                                                                      6,618
---------------------------------------------------------------------------
COLORADO - 2.6%
   Colorado Department of Transportation
     Revenue Bonds, Series A
     (AMBAC Insured), Prerefunded,
     5.25%, 12/15/13                                     2,000        2,207
   Colorado Health Facilities Authority
     Revenue Bonds, Portercare Adventist
     Health Hospital,
     6.50%, 11/15/31                                       500          549
   Northwest Parkway Public Highway
     Authority Revenue Bonds, Series D,
     First Tier Subordinate,
     7.13%, 6/15/41                                        500          534
---------------------------------------------------------------------------
                                                                      3,290
---------------------------------------------------------------------------
DELAWARE - 0.8%
   Delaware State Health Facility Authority
     Revenue Refunding Bonds, Series A,
     Beebe Medical Center Project,
     5.50%, 6/1/24                                       1,000        1,035
---------------------------------------------------------------------------
DISTRICT OF COLUMBIA - 0.3%
   District of Columbia Revenue Bonds,
     Methodist Home of the District of
     Columbia Issue,
     6.00%, 1/1/20                                         400          380
---------------------------------------------------------------------------

See Notes to the Financial Statements.

                    NORTHERN FUNDS ANNUAL REPORT      61      FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
HIGH YIELD MUNICIPAL FUND (continued)

                                                   PRINCIPAL
                                                    AMOUNT         VALUE
                                                    (000S)         (000S)
MUNICIPAL BONDS - 96.2% - CONTINUED
FLORIDA - 13.5%
   Capital Projects Finance Authority
     Continuing Care Retirement
     Community Revenue Bonds, Series A,
     The Glenridge on Palmer Ranch
     Project,
     8.00%, 6/1/32                                   $  750        $  819
   Capital Trust Agency Revenue Bonds
     (AMT) Air Cargo, Fort Lauderdale
     Project,
     5.75%, 1/1/32                                      525           514
   Crossings at Fleming Island Community
     Development District Special
     Assessment Revenue Refunding
     Bonds, Series C,
     7.05%, 5/1/15                                      400           424
   Gateway Services Community
     Development District Special
     Assessment Bonds, Series B, Sun
     City Center - Fort Meyers Project,
     5.50%, 5/1/10                                      710           719
   Heritage Harbor South Community
     Development District Capital
     Improvement Special Assessment
     Bonds, Series B,
     5.40%, 11/1/08                                     685           685
   Heritage Palms Community Development
     District Capital Improvement
     Revenue Bonds,
     6.25%, 11/1/07                                   1,080         1,079
   Highlands County Health Facilities
     Authority Revenue Hospital Bonds,
     Series A, Adventist Health
     System/Sunbelt,
     6.00%, 11/15/31                                  1,250         1,346
   Islands at Doral III Community District
     Revenue Bonds, Series 2000-A,
     Florida Special Assessment,
     5.90%, 5/1/35                                    1,000         1,016
   Miami Beach Health Facilities Authority
     Revenue Refunding Bonds,
     Mount Sinai Medical Center,
     6.75%, 11/15/29                                  1,000         1,083
   Midtown Miami Community
     Development District Special
     Assessment Bonds, Series A,
     6.25%, 5/1/37                                    1,000         1,030

                                                   PRINCIPAL
                                                    AMOUNT        VALUE
                                                    (000S)        (000S)
MUNICIPAL BONDS - 96.2% - CONTINUED
FLORIDA - 13.5% - (CONTINUED)
 Old Palm Community Development
   District Special Assessment Bonds,
   Series B, Palm Beach Gardens,
   5.38%, 5/1/14                                     $1,500      $ 1,502
 Poinciana Community Development
   District Special Assessment Bonds,
   Series A,
   7.13%, 5/1/31                                        400          421
 Polk County Transportation
   Improvement Revenue Bonds
   (FSA Insured), Prerefunded,
   5.63%, 12/1/10                                     1,000        1,121
 Reunion East Community Development
   District Special Assessment Bonds,
   5.80%, 5/1/36                                      1,000        1,003
 Reunion West Community Development
   District Special Assessment Bonds,
   6.25%, 5/1/36                                      1,000        1,037
 South Village Community Development
   District Capital Improvement Revenue
   Bonds, Series A,
   5.70%, 5/1/35                                      1,000        1,000
 Sterling Hill Community Development
   District Capital Improvement Special
   Assessment Revenue Bonds,
   Series B,
   5.50%, 11/1/10                                     1,000        1,005
 Westchester Community Development
   District No. 1 Special Assessment
   Revenue Bonds, Community
   Infrastructure,
   6.00%, 5/1/23                                      1,000        1,030
------------------------------------------------------------------------
                                                                  16,834
------------------------------------------------------------------------
GEORGIA - 1.5%
 Georgia State G.O. Bonds, Series D,
   Prerefunded,
   5.75%, 10/1/10                                       705          790
 Milledgeville-Baldwin County
   Development Authority Revenue
   Bonds, Georgia College & State
   University Funding,
   6.00%, 9/1/33                                      1,000        1,055
------------------------------------------------------------------------
                                                                   1,845
------------------------------------------------------------------------

See Notes to the Financial Statements.

FIXED INCOME FUNDS   62   NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                   PRINCIPAL
                                                    AMOUNT              VALUE
                                                    (000S)              (000S)
MUNICIPAL BONDS - 96.2% - CONTINUED
ILLINOIS - 4.5%
 Illinois Development Finance Authority
   Revenue Bonds, Series B,
   Midwestern University,
   6.00%, 5/15/31                                    $  500              $534
 Illinois Educational Facilities Authority
   Adjustable Revenue Bonds, Field
   Museum of Natural History Project,
   4.60%, Mandatory Put 11/1/15                         800               808
 Illinois Educational Facilities Authority
   Student Housing Revenue Bonds,
   Educational Advancement Fund
   University Center Project,
   6.25%, 5/1/30                                        750               778
 Illinois Finance Authority Student
   Housing Revenue Bonds, Series A,
   MJH Education Assistance IV,
   5.13%, 6/1/35                                      2,000             1,939
 Illinois Health Facilities Authority
   Revenue Bonds, Riverside Health
   System,
   6.00%, 11/15/32                                    1,000             1,057
 Illinois Health Facilities Authority
   Revenue Bonds, Series A, Lutheran
   Senior Ministries Obligation,
   7.38%, 8/15/31                                       500               527
-----------------------------------------------------------------------------
                                                                        5,643
-----------------------------------------------------------------------------
INDIANA - 3.6%
 Indiana Development Finance Authority
   Environmental Refunding Bonds,
   USX Corp. Project,
   5.25%, Mandatory Put 12/2/11                       1,000             1,083
 Indiana Health Facility Financing
   Authority Hospital Revenue Bonds,
   Series A, Community Foundation of
   Northwest Indiana,
   6.38%, 8/1/31                                        500               520
   6.00%, 3/1/34                                      1,000             1,022
 North Manchester Revenue Bonds,
   Series A, Peabody Retirement
   Community Project,
   7.25%, 7/1/33                                        750               766
 Petersburg PCR Bonds (AMT),
   Indianapolis Power & Light,
   6.38%, 11/1/29                                     1,000             1,060
-----------------------------------------------------------------------------
                                                                        4,451
-----------------------------------------------------------------------------

                                                   PRINCIPAL
                                                    AMOUNT              VALUE
                                                    (000S)              (000S)
MUNICIPAL BONDS - 96.2% - CONTINUED
IOWA - 0.4%
 Bremer County Healthcare & Residential
   Facilities Revenue Bonds, Bartels
   Lutheran Home Project,
   7.25%, 11/15/29                                   $  500            $  505
-----------------------------------------------------------------------------
KANSAS - 0.5%
 Olathe Kansas Senior Living Facility
   Revenue Bonds, Series A, Aberdeen
   Village, Inc., Prerefunded,
   8.00%, 5/15/10                                       500               609
-----------------------------------------------------------------------------
LOUISIANA - 3.8%
 Beauregard Parish Revenue Refunding
   Bonds, Boise Cascade Corp. Project,
   6.80%, 2/1/27                                        700               747
 De Soto Parish Environmental
   Improvement Revenue Bonds,
   Series A (AMT), International Paper,
   4.75%, 3/1/19                                      2,000             1,954
 Plaquemines Port Harbor & Terminal
   District Revenue Refunding Bonds,
   Series B, Electro-Coal Tranfer Corp.
   Project (Gtd. TECO Energy, Inc.),
   5.00%, 9/1/07                                      1,000             1,000
 West Feliciana Parish PCR Bonds, Gulf
   States Utilities-I,
   7.70%, 12/1/14                                       375               378
 West Feliciana Parish PCR Bonds, Gulf
   States Utilities-II,
   7.70%, 12/1/14                                       625               630
-----------------------------------------------------------------------------
                                                                        4,709
-----------------------------------------------------------------------------
MAINE - 0.8%
 Maine Finance Authority Solid Waste
   Recycling Facilities Revenue Bonds
   (AMT), Great Northern Paper Project,
   Bowater Inc.,
   7.75%, 10/1/22                                     1,000             1,010
-----------------------------------------------------------------------------
MARYLAND - 3.3%
 Annapolis Revenue Bonds, Series A,
   Park Place Project,
   5.35%, 7/1/34                                      1,000               977
 Anne Arundel County Special Obligation
   Revenue Bonds, National Business
   Park Project, Prerefunded,
   7.38%, 7/1/10                                        500               598

See Notes to the Financial Statements.

                    NORTHERN FUNDS ANNUAL REPORT      63      FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
HIGH YIELD MUNICIPAL FUND (continued)

                                                   PRINCIPAL
                                                     AMOUNT         VALUE
                                                     (000S)         (000S)
MUNICIPAL BONDS - 96.2% - CONTINUED
MARYLAND - 3.3% - (CONTINUED)
 Maryland State Economic Development
   Corp. Student Housing Revenue
   Bonds, University of Maryland,
   College Park Project,
   5.63%, 6/1/35                                      $1,000       $1,023
 Maryland State Economic Development
   Corp. Student Housing Senior
   Revenue Bonds, Series A, University
   of Maryland,
   5.75%, 10/1/33                                        500          516
 Maryland State Health & Higher
   Educational Facilities Authority
   Revenue Bonds, Series A,
   Mercy Ridge,
   6.00%, 4/1/35                                       1,000        1,021
-------------------------------------------------------------------------
                                                                    4,135
-------------------------------------------------------------------------
MASSACHUSETTS - 3.8%
 Massachusetts State Development
   Finance Agency Revenue Bonds,
   Hampshire College,
   5.70%, 10/1/34                                      1,000        1,046
 Massachusetts State Development
   Finance Agency Revenue Bonds,
   Series B, Briarwood, Prerefunded,
   8.25%, 12/1/10                                        500          623
 Massachusetts State Development
   Finance Agency Revenue Bonds
   (AMT), Waste Management Project,
   5.50%, Mandatory Put 5/1/14                         1,000        1,043
 Massachusetts State Health &
   Educational Facilities Authority
   Revenue Bonds, Series A, Northern
   Berkshire Health System,
   6.38%, 7/1/34                                       1,000          990
 Massachusetts State Health &
   Educational Facilities Authority
   Revenue Bonds, Series B, Northern
   Berkshire Health System,
   6.38%, 7/1/34                                         500          495
 Massachusetts State Health &
   Educational Facilities Authority
   Revenue Bonds, Series E,
   Berkshire Health System
   (G.O. of Institution Insured),
   6.25%, 10/1/31                                        500          529
-------------------------------------------------------------------------------
                                                                    4,726
-------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                         AMOUNT       VALUE
                                                         (000S)       (000S)

MUNICIPAL BONDS - 96.2% - CONTINUED
MICHIGAN - 5.3%
 Flint Hospital Building Authority Revenue
   Refunding Bonds, Hurley
   Medical Center,
   6.00%, 7/1/20                                       $1,000          $1,020
 Michigan State Strategic Fund Ltd.
   Obligation Revenue Bonds (AMT),
   Republic Services Inc.,
   4.25%, Mandatory Put 4/1/14                          1,985           1,933
 Michigan State Strategic Fund Ltd.
   Obligation Revenue Refunding Bonds
   (AMT), Dow Chemical Project,
   5.50%, Mandatory Put 6/1/13                          3,365           3,635
-----------------------------------------------------------------------------
                                                                        6,588
-----------------------------------------------------------------------------
MINNESOTA - 1.1%
 Duluth Economic Development Authority
   Health Care Facilities Revenue Bonds,
   St. Luke's Hospital,
   7.25%, 6/15/32                                         750             788
 Minneapolis & St. Paul Metropolitan
   Airports Commission Special Facilities
   Revenue Bonds, Series A (AMT),
   Northwest Airlines Project,
   7.00%, 4/1/25                                          600             546
-----------------------------------------------------------------------------
                                                                        1,334
-----------------------------------------------------------------------------
MISSISSIPPI - 1.5%
 Lowndes County Solid Waste Disposal &
   Pollution Revenue Refunding Bonds,
   Series B, Weyerhaeuser Co. Project,
   6.70%, 4/1/22                                        1,000           1,188
 Mississippi Business Finance Corp. PCR
   Revenue Refunding Bonds, Systems
   Energy Resources, Inc. Project,
   5.90%, 5/1/22                                          630             645
-----------------------------------------------------------------------------
                                                                        1,833
-----------------------------------------------------------------------------
NEW HAMPSHIRE - 0.4%
 New Hampshire Business Finance
   Authority PCR Refunding Bonds,
   Series D (AMT), Public Service Co. of
   New Hampshire,
   6.00%, 5/1/21                                          500             523
-----------------------------------------------------------------------------
NEW JERSEY - 4.6%
 Middlesex County Improvement
   Authority Revenue Bonds, Series A,
   George Street Student Housing
   Project,
   5.00%, 8/15/35                                       1,000             985

See Notes to the Financial Statements.

FIXED INCOME FUNDS   64   NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                   PRINCIPAL
                                                    AMOUNT      VALUE
                                                    (000S)      (000S)
MUNICIPAL BONDS - 96.2% - CONTINUED
NEW JERSEY - 4.6% - (CONTINUED)
 New Jersey Economic Development
   Authority Revenue Bonds,
   Cigarette Tax,
   5.75%, 6/15/34                                    $1,000       $1,032
 New Jersey Health Care Facilities
   Financing Authority Revenue Bonds,
   Series A, Capital Health Systems
   Obligated Group,
   5.38%, 7/1/33                                      1,000        1,017
 New Jersey State Educational Facilities
   Authority Revenue Bonds, Series D,
   Fairleigh Dickinson University,
   6.00%, 7/1/25                                      1,000        1,058
 New Jersey Transportation Trust Fund
   Authority Revenue Bonds, Series B
   (MBIA Insured),
   5.50%, 12/15/15                                    1,000        1,118
 Tobacco Settlement Financing Corp.
   Revenue Bonds,
   6.75%, 6/1/39                                        500          525
------------------------------------------------------------------------
                                                                   5,735
------------------------------------------------------------------------
NEW MEXICO - 0.1%
 New Mexico Educational Assistance
   Foundation Student Loan Revenue
   Bonds, Series II-C (AMT),
   Second Subordinate,
   6.00%, 12/1/08                                       125          127
------------------------------------------------------------------------
NEW YORK - 3.3%
 Metropolitan Transportation Authority
   Dedicated Tax Fund Revenue Bonds,
   Series A (FGIC Insured),
   5.25%, 11/15/14                                    1,695        1,880
 New York City G.O. Bonds, Series B,
   6.50%, 8/15/09                                     1,500        1,680
 New York City Industrial Development
   Agency Airport Revenue Bonds,
   Series A (AMT), Airis JFK I LLC
   Project,
   5.50%, 7/1/28                                        500          498
------------------------------------------------------------------------
                                                                   4,058
------------------------------------------------------------------------
NORTH CAROLINA - 2.9%
 North Carolina Eastern Municipal Power
   Agency Power System Revenue
   Bonds, Series D,
   6.45%, 1/1/14                                        385          423

                                                    PRINCIPAL
                                                      AMOUNT        VALUE
                                                      (000S)        (000S)
MUNICIPAL BONDS - 96.2% - CONTINUED
NORTH CAROLINA - 2.9% - (CONTINUED)
 North Carolina Eastern Municipal Power
   Agency Power System Revenue
   Refunding Bonds, Series B,
   6.13%, 1/1/09                                     $  500        $  539
 North Carolina Eastern Municipal Power
   Agency Power System Revenue
   Refunding Bonds, Series F,
   5.38%, 1/1/13                                      1,000         1,063
 North Carolina Municipal Power Agency
   No. 1 Catawba Electric Revenue
   Bonds, Series A,
   5.50%, 1/1/13                                      1,000         1,091
 North Carolina Municipal Power Agency
   No. 1 Catawba Electric Revenue
   Bonds, Series B,
   6.38%, 1/1/13                                        500           556
-------------------------------------------------------------------------
                                                                    3,672
-------------------------------------------------------------------------
OKLAHOMA - 0.4%
 Langston Economic Development
   Authority Student Housing Revenue
   Bonds, Series A, Langston Community
   Development Corp.,
   7.75%, 8/1/30                                        500           507
-------------------------------------------------------------------------
OREGON - 0.6%
 Klamath Falls Electric Revenue
   Refunding Bonds, Senior Lien -
   Klamath Cogen,
   5.88%, 1/1/16                                        750           758
-------------------------------------------------------------------------
PENNSYLVANIA - 9.7%
 Allegheny County Redevelopment
   Authority Tax Allocation Bonds,
   Pittsburgh Mills Project,
   5.60%, 7/1/23                                      2,000         2,073
 Beaver County IDA PCR Revenue
   Refunding Bonds, Series A, Cleveland
   Electric Illuminating Co.,
   7.75%, 7/15/25                                       100           104
 Carbon County IDA Resource Recovery
   Refunding Bonds (AMT), Panther
   Creek Partners Project,
   6.65%, 5/1/10                                        400           430
 Montgomery County Higher Education &
   Health Authority Revenue Bonds,
   Series A, Philadelphia
   Geriatric Center,
   7.25%, 12/1/19                                       500           537

See Notes to the Financial Statements.

NORTHERN FUNDS ANNUAL REPORT      65      FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
HIGH YIELD MUNICIPAL FUND (continued)

                                                   PRINCIPAL
                                                     AMOUNT       VALUE
                                                     (000S)       (000S)
MUNICIPAL BONDS - 96.2% - CONTINUED
PENNSYLVANIA - 9.7% - (CONTINUED)
 Pennsylvania Economic Development
   Financing Authority Exempt Facilities
   Revenue Bonds, Series A (AMT),
   Amtrak Project,
   6.13%, 11/1/21                                  $1,200       $ 1,248
 Pennsylvania Economic Development
   Financing Authority Exempt Facility
   Revenue Bonds, Series A (AMT),
   National Gypsum Co., Shippingport
   Project,
   6.25%, 11/1/27                                   1,400         1,470
 Pennsylvania Economic Development
   Financing Authority Revenue Bonds,
   Series A (AMT), Reliant Energy,
   6.75%, 12/1/36                                   1,000         1,066
 Pennsylvania State Higher Educational
   Facilities Authority Revenue Bonds,
   LaSalle University,
   5.50%, 5/1/34                                    1,000         1,034
 Pennsylvania State Higher Educational
   Facilities Authority Revenue Bonds,
   Series A, Philadelphia University,
   5.25%, 6/1/32                                    1,250         1,253
 Pennsylvania State Higher Educational
   Facilities Authority Revenue Bonds,
   Widener University,
   5.40%, 7/15/36                                     750           776
 Pennsylvania State Higher Educational
   Facilities Authority Student Housing
   Revenue Bonds, Series A, Student
   Association, Inc. Project,
   6.75%, 9/1/32                                      490           512
 Philadelphia Hospitals & Higher
   Education Facilities Revenue Bonds,
   Chestnut Hill College,
   6.00%, 10/1/29                                     500           500
 Philadelphia School District G.O. Bonds,
   Series A (FSA - State Aid
   Withholding), Prerefunded,
   5.50%, 2/1/12                                    1,000         1,111
-----------------------------------------------------------------------
                                                                 12,114
-----------------------------------------------------------------------
PUERTO RICO - 0.8%
 Puerto Rico Highway & Transportation
   Authority Transmission Revenue
   Bonds,
   5.00%, 7/1/09                                    1,000         1,061
-----------------------------------------------------------------------


                                                   PRINCIPAL
                                                     AMOUNT       VALUE
                                                     (000S)       (000S)

MUNICIPAL BONDS - 96.2% - CONTINUED
SOUTH CAROLINA - 1.0%
 Berkeley County PCR Facilities
   Refunding Bonds, South Carolina
   Generating Co. Project,
   4.88%, 10/1/14                                   $1,000      $ 1,048
 Florence County IDR Revenue Bonds,
   Stone Container Corp.,
   7.38%, 2/1/07                                       165          166
-----------------------------------------------------------------------
                                                                  1,214
-----------------------------------------------------------------------
TENNESSEE - 0.6%
 Memphis-Shelby County Airport
   Authority Special Facilities Revenue
   Refunding Bonds, Federal
   Express Corp.,
   5.00%, 9/1/09                                       750          795
-----------------------------------------------------------------------
TEXAS - 8.0%
 Austin City Convention Center Revenue
   Bonds, Series A, Convention
   Enterprise, Inc., First Tier,
   6.70%, 1/1/32                                       700          749
 Brazos River Authority Revenue
   Refunding Bonds, Series A (AMT),
   Texas Utilities Electric Co. Project,
   7.70%, 4/1/33                                     1,000        1,166
 Dallas County Flood Control District No.
   1 G.O. Unlimited Refunding Bonds,
   7.25%, 4/1/32                                     1,000        1,029
 Gulf Coast Waste Disposal Authority
   Revenue Bonds (AMT), Valero Energy
   Corp. Project,
   6.65%, 4/1/32                                     1,000        1,079
 Houston Industrial Development Corp.
   Revenue Bonds (AMT), Air Cargo,
   6.38%, 1/1/23                                       500          515
 Houston Water & Sewer System Junior
   Lien Revenue Bonds, Series A
   (FSA Insured), Prerefunded,
   5.50%, 12/1/11                                    1,535        1,710
 Matagorda County Navigation District
   No. 1 Collateralized Revenue
   Refunding Bonds, Centerpoint Energy
   Houston Electric, LLC Project,
   5.60%, 3/1/27                                       500          519
 Port Corpus Christi Industrial
   Development Corp. Environmental
   Facilities Revenue Bonds (AMT), Citgo
   Petroleum Corp.,
   8.25%, 11/1/31                                    1,000        1,074

See Notes to the Financial Statements.

FIXED INCOME FUNDS   66   NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                       PRINCIPAL
                                                        AMOUNT           VALUE
                                                        (000S)           (000S)
  MUNICIPAL BONDS - 96.2% - CONTINUED
  TEXAS - 8.0% - (CONTINUED)
   Sabine River Authority Revenue
     Refunding Bonds, Series B, TXU
     Energy Co. LLC Project,
     6.15%, 8/1/22                                        $500             $554
   Sam Rayburn Municipal Power Agency
     Revenue Refunding Bonds,
     6.00%, 10/1/21                                        500              531
   Texas State Turnpike Authority Central
     Texas Turnpike Systems Revenue
     Bonds, Series A, First Tier
     (AMBAC Insured),
     5.50%, 8/15/39                                      1,000            1,068
  -----------------------------------------------------------------------------
                                                                          9,994
  -----------------------------------------------------------------------------
  VERMONT - 0.3%
   Vermont Educational & Health Buildings
     Financing Agency Healthcare Facility
     Revenue Bonds, Copley Manor
     Project, (1)
     6.15%, 4/1/19                                         500              352
  -----------------------------------------------------------------------------
  VIRGIN ISLANDS - 0.6%
   University of the Virgin Islands General
     Improvement Bonds, Series A,
     5.38%, 6/1/34                                         750              781
  -----------------------------------------------------------------------------
  VIRGINIA - 3.3%
   Charles City County IDA Solid Waste
     Disposal Facilities Revenue Bonds (AMT),
     Waste Management, Inc.
     Project,
     6.25%, Mandatory Put 4/1/12                           500              547
   Chesapeake Hospital Authority Revenue
     Bonds, Series A, Chesapeake General
     Hospital,
     5.25%, 7/1/18                                       1,500            1,569
   West Point IDA Solid Waste Disposal
     Revenue Bonds, Series A (AMT),
     Chesapeake Corp Project,
     6.38%, 3/1/19                                       2,000            2,014
  -----------------------------------------------------------------------------
                                                                          4,130
  -----------------------------------------------------------------------------
  WISCONSIN - 0.8%
   Wisconsin Health & Educational
     Facilities Authority Revenue Bonds,
     Series A, Beaver Dam Community
     Hospitals,
     6.75%, 8/15/34                                      1,000            1,025
  -----------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS
  -----------------------------------------------------------------------------
  (COST $116,462)                                                       120,112

                                                 NUMBER                 VALUE
                                               OF SHARES                (000S)
  INVESTMENT COMPANY - 0.6%
   AIM Tax Exempt Cash Fund                      726,027                   $726
  -----------------------------------------------------------------------------
  TOTAL INVESTMENT COMPANY
  -----------------------------------------------------------------------------
  (COST $726)                                                               726

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      (000S)            (000S)
  SHORT-TERM INVESTMENTS - 1.6%
   Burke County Development Authority
     PCR VRDB, Series B, Oglethorpe
     Power Corp. (AMBAC Insured),
     2.29%, 4/1/05                                       $600               600
   California Pollution Control Financing
     Authority Revenue Refunding Bonds,
     Series E (Bank One LOC),
     2.29%, 4/1/05                                        100               100
   New York City Transitional Finance
     Authority Revenue VRDB, Series 3,
     Subseries 3E,
     2.28%, 4/1/05                                      1,200             1,200
   Valdez Marine Term Revenue Refunding
     Bonds, Series B, BP Pipelines Project,
     2.30%, 4/1/05                                        100               100
  -----------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS
  -----------------------------------------------------------------------------
  (COST $2,000)                                                           2,000
  -----------------------------------------------------------------------------
  TOTAL INVESTMENTS - 98.4%
  -----------------------------------------------------------------------------
  (COST $119,188)                                                       122,838
   Other Assets less Liabilities - 1.6%                                   2,021
  -----------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                  $124,859

(1) Non-Income Producing Security. Issuer has defaulted on terms of debt obligation. At March 31, 2005, value represents 0.3% of net assets.

See Notes to the Financial Statements.

                          NORTHERN FUNDS ANNUAL REPORT   67   FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS                                           MARCH 31, 2005
HIGH YIELD MUNICIPAL FUND (continued)

At March 31, 2005, the industry sectors for the High Yield Municipal Fund were:


  INDUSTRY SECTOR                                         % OF INVESTMENTS
  Development                                                         32.6%
  Higher Education                                                     6.1
  Medical                                                             15.1
  Pollution                                                           12.0
  Power                                                                5.4
  Transportation                                                       8.7
  All other sectors less than 5%                                      20.1
  ------------------------------------------------------------------------
  Total                                                              100.0%

At March 31, 2005, the credit quality distribution for the High Yield Municipal Fund was:

  QUALITY DISTRIBUTION *                                  % OF INVESTMENTS
  AAA                                                                 10.9%
  AA                                                                   0.9
  A                                                                   17.4
  BBB                                                                 34.9
  BB                                                                  10.2
  B                                                                    0.9
  Not Rated                                                           22.6
  Cash and Equivalents                                                 2.2
  ------------------------------------------------------------------------
  Total                                                              100.0%

* Standard & Poor's Rating Services

See Notes to the Financial Statements.

FIXED INCOME FUNDS   68   NORTHERN FUNDS ANNUAL REPORT

                                                              FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS                                           MARCH 31, 2005
INTERMEDIATE TAX-EXEMPT FUND

                                                    PRINCIPAL
                                                      AMOUNT            VALUE
                                                      (000S)           (000S)
  MUNICIPAL BONDS - 84.1%
  ALABAMA - 0.9%
   County of Jefferson Limited
     Obligations, Series A,
     5.25%, 1/1/14                                    $5,000            $5,358
  ----------------------------------------------------------------------------
  ALASKA - 0.7%
   Alaska International Airports (AMT),
     Series A (AMBAC Insured),
     5.13%, 10/1/11                                   3,905              4,091
  ----------------------------------------------------------------------------
  ARIZONA - 2.4%
   Maricopa County Community College
     District G.O., Series A,
     4.13%, 7/1/16                                    3,580              3,575
   Maricopa County Peoria Unified
     School District No. 11 G.O.
     Unlimited Bonds, Project of 1991,
     Prerefunded,
     5.60%, 7/1/05                                    2,000              2,036
   Maricopa County Unified School
     District No 48-Scottsdale G.O.
     Bonds, Series A, School
     Improvement Project
     (FGIC Insured),
     4.00%, 7/1/15                                    4,915              4,886
   Phoenix Civic Improvement Corp.
     Wastewater System Revenue
     Refunding Bonds, Senior Lien
     Series B (MBIA Insured),
     5.00%, 7/1/13                                    3,000              3,251
  ----------------------------------------------------------------------------
                                                                        13,748
  ----------------------------------------------------------------------------
  CALIFORNIA - 12.7%
   Anaheim PFA Revenue Bonds,
     Electric System Distributing
     Facilities (MBIA Insured),
     5.00%, 10/1/28                                   2,000              2,038
   California Educational Facilties
     Authority Revenue Bonds,
     Series A,
     5.00%, 10/1/33                                   5,000              5,150
   California State Department of Water
     Resources Power Supply Revenue
     Bonds, Series A (AMBAC Insured),
     5.50%, 5/1/14                                    5,000              5,566
   California State Economic Recovery
     G.O. Bonds, Series A,
     5.00%, 7/1/16                                   10,000             10,533
     5.00%, 7/1/17                                    5,000              5,257

                                                   PRINCIPAL
                                                    AMOUNT              VALUE
                                                    (000S)             (000S)
  MUNICIPAL BONDS - 84.1% - CONTINUED
  CALIFORNIA - 12.7% - (CONTINUED)
   California State G.O. Unlimited Bonds,
     5.75%, 5/1/30                                   $2,500            $2,736
   California State G.O. Unlimited Bonds
     (AMBAC Insured), 5.00%, 10/1/18                  3,110             3,253
   California Statewide Communities
     Development Authority Revenue
     Bonds, Series A, East Campus
     Apartments LLC (ACA Insured),
     5.25%, 8/1/14                                    2,395             2,516
   Colton Joint Unified School District
     G.O. Unlimited Revenue Bonds,
     Series A (FGIC Insured),
     5.38%, 8/1/26                                    2,500             2,680
   Golden State Tobacco Securitization
     Corp. Revenue Bonds, Series B,
     5.60%, 6/1/28                                    1,100             1,163
     5.50%, 6/1/33                                    3,500             3,727
     5.50%, 6/1/43                                    5,000             5,279
   Golden State Tobacco Securitization
     Corp. Revenue Bonds, Series B,
     Enhanced Asset Backed, 5.38%, 6/1/28             2,500             2,601
   Los Angeles G.O. Unlimited Bonds,
     Series A (MBIA Insured), 5.25%, 9/1/12          10,000            11,086
   Menlo Park G.O. Unlimited Bonds,
     5.25%, 8/1/27                                    1,000             1,053
   Moreland School District G.O.
     Unlimited Bonds, Series C, Election
     of 2002 (FGIC Insured), 0.00%, 8/1/29            3,500               907
   Orange County Sanitation District
     COP (FGIC Insured), 5.25%, 2/1/28                5,000             5,290
   University of California Revenue
     Bonds, Multiple Purpose Projects,
     Series Q (FSA Insured), 5.00%, 9/1/31            1,000             1,031
   University of California Revenue
     Bonds, Series C (MBIA Insured),
     4.75%, 5/15/18                                   1,565             1,622
  ---------------------------------------------------------------------------
                                                                       73,488
  ---------------------------------------------------------------------------

See Notes to the Financial Statements.

                          NORTHERN FUNDS ANNUAL REPORT   69   FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
INTERMEDIATE TAX-EXEMPT FUND (continued)

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                      (000S)          (000S)
  MUNICIPAL BONDS - 84.1% - CONTINUED
  COLORADO - 0.6%
   Denver City & County Revenue
     Refunding Bonds, Series E (AMT)
     (FGIC Insured), 5.50%, 11/15/18                   $1,000          $1,065
   Metro Wastewater Reclamation
     District Gross Revenue Refunding
     Bonds, Sewer Project,
     5.45%, 4/1/12                                      2,000           2,123
  ---------------------------------------------------------------------------
                                                                        3,188
  ---------------------------------------------------------------------------
  CONNECTICUT - 0.5%
   New Haven G.O. Unlimited Bonds,
     Series C (MBIA Insured),
     Prerefunded,
     5.13%, 11/1/12                                     2,500           2,727
  ---------------------------------------------------------------------------
  FLORIDA - 3.7%
   Collier County Revenue Bonds,
     Capital Improvement Refunding
     (MBIA Insured), 5.00%, 10/1/13                     2,000           2,165
   Florida State Board of Public
     Education G.O. Refunding Bonds,
     Series A, Capital Outlay
     (FGIC Insured), 4.00%, 6/1/21                      2,500           2,382
   Florida State Division of Bond Finance
     Department General Services
     Revenue Bonds, Department of
     Environmental Preservation 2000-A
     (AMBAC Insured), Prerefunded,
     5.50%, 7/1/05                                      3,000           3,054
   Hillsborough County School Board
     Sales Tax Revenue Bonds
     (AMBAC Insured),
     5.00%, 10/1/14                                     2,000           2,170
   JEA Water & Sewer System Revenue
     Bonds, Series C (FSA Insured),
     5.00%, 10/1/39                                     5,000           5,073
   Sunrise Utility System Revenue
     Refunding Bonds, Series A
     (AMBAC Insured), 5.50%, 10/1/15                    5,985           6,674
  ---------------------------------------------------------------------------
                                                                       21,518
  ---------------------------------------------------------------------------
  GEORGIA - 3.3%
   Burke County Development Authority
     PCR Bonds, Georgia Power Co.
     (FGIC Insured), (1) 4.75%, 5/1/34                  2,500           2,450

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                      (000S)           (000S)
  MUNICIPAL BONDS - 84.1% - CONTINUED
  GEORGIA - 3.3% - (CONTINUED)
   Fulton County Facilities Corp. COP,
     Fulton County Public Purpose
     Project (AMBAC Insured),
     5.50%, 11/1/18                                    $6,500          $7,124
   Georgia Municipal Electric Authority
     Power Revenue Bonds, Series W,
     6.40%, 1/1/07                                      1,780           1,881
   Georgia Municipal Electric Authority
     Power Revenue Bonds, Series W,
     Escrowed to Maturity,
     Prerefunded,
     6.40%, 1/1/07                                        220             233
   Georgia State G.O. Unlimited Bonds,
     Series D,
     5.00%, 11/1/12                                     6,000           6,476
   Milledgeville-Baldwin County
     Development Authority Revenue
     Bonds, College & State University
     Funding,
     5.50%, 9/1/24                                      1,000           1,036
  ---------------------------------------------------------------------------
                                                                       19,200
  ---------------------------------------------------------------------------
  ILLINOIS - 4.8%
   Chicago City O'Hare International
     Airport Revenue Bonds, Series A,
     Passenger Facilities Charge
     (AMBAC Insured),
     5.60%, 1/1/09                                      5,000           5,196
   Chicago City Park District Parking
     Facilities Revenue Bonds
     (ACA Insured), Prerefunded,
     6.25%, 1/1/10                                      5,480           6,170
   Chicago City Wastewater
     Transmission Second Lien
     Revenue Bonds (MBIA Insured),
     Prerefunded,
     6.00%, 1/1/10                                      1,000           1,126
     6.00%, 1/1/10                                      1,000           1,126
   Illinois Development Finance
     Authority Economic Development
     Revenue Bonds, Latin School of
     Chicago Project,
     5.60%, 8/1/18                                        500             513
   Illinois Development Finance
     Authority Revenue Bonds, Series
     B, Midwestern University Project,
     5.75%, 5/15/16                                       500             534

See Notes to the Financial Statements.

FIXED INCOME FUNDS   70   NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                   PRINCIPAL
                                                    AMOUNT            VALUE
                                                    (000S)            (000S)
  MUNICIPAL BONDS - 84.1% - CONTINUED
  ILLINOIS - 4.8% - (CONTINUED)
   Illinois Educational Facilities
     Authority Adjustable Revenue
     Bonds, Field Museum of Natural
     History Project,
     4.60%, Mandatory Put 11/1/15                  $4,250             $4,296
   Illinois Educational Facilities
     Authority Revenue Bonds,
     Reserve 3,
     4.75%, Mandatory Put 3/1/07                    1,750              1,798
   Illinois Educational Facilities
     Authority Student Housing
     Revenue Bonds, Educational
     Advancement Fund University
     Center Project,
     6.00%, 5/1/22                                    750                796
   Illinois Health Facilities Authority
     Revenue Bonds, Riverside Health
     System,
     6.00%, 11/15/32                                1,000              1,057
   Metropolitan Pier & Exposition
     Authority Revenue Bonds, Series
     A, McCormick Place Expansion
     (MBIA Insured),
     5.25%, 6/15/42                                 5,000              5,222
  --------------------------------------------------------------------------
                                                                      27,834
  --------------------------------------------------------------------------
  INDIANA - 0.2%
   Indiana Development Finance
     Authority Environmental Revenue
     Refunding Bonds, USX Corp.
     Project,
     5.25%, Mandatory Put 12/2/11                   1,000              1,083
  --------------------------------------------------------------------------
  IOWA - 0.7%
   Iowa Finance Authority Hospital
     Facility Revenue Bonds, Mercy
     Medical Center Project
     (FSA Insured),
     6.00%, 8/15/15                                 3,610              3,979
  --------------------------------------------------------------------------
  KANSAS - 2.4%
   Kansas State Department of
     Transportation, Highway Revenue
     Refunding Bonds, Series A,
     5.00%, 9/1/11                                 10,000             10,815

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                       (000S)          (000S)
  MUNICIPAL BONDS - 84.1% - CONTINUED
  KANSAS - 2.4% - (CONTINUED)
   Wichita Hospital Improvement
     Facilities Revenue Refunding
     Bonds, Series III,
     5.25%, 11/15/15                                   $1,385           $1,450
     6.25%, 11/15/18                                    1,600            1,772
  ----------------------------------------------------------------------------
                                                                        14,037
  ----------------------------------------------------------------------------
  MASSACHUSETTS - 8.1%
   Commonwealth of Massachusetts
     G.O. Refunding Bonds, Series A
     (AMBAC-TCRS Insured),
     6.00%, 11/1/10                                    10,200           11,484
   Lawrence City G.O. Limited Bonds
     (AMBAC Insured - State Aid
     Withholding),
     5.50%, 2/1/16                                      2,625            2,868
   Massachusetts Bay Transportation
     Authority Revenue Bonds,
     Series A, Prerefunded,
     5.00%, 7/1/14                                      6,725            7,311
   Massachusetts State Consolidated
     Loan G.O. Unlimited Bonds,
     Series B,
     5.75%, 6/1/10                                      3,000            3,319
   Massachusetts State Health &
     Educational Facilities Authority
     Revenue Bonds, Series B, Partners
     Healthcare System,
     5.25%, 7/1/12                                      3,450            3,663
   Massachusetts State Housing
     Finance Agency Revenue Bonds,
     Series B,
     3.70%, 12/1/09                                    10,000            9,970
     4.15%, 6/1/11                                      5,000            5,043
   Massachusetts State Housing
     Finance Agency Revenue Bonds,
     Series III (AMT), Single Family,
     3.45%, 12/1/09                                     1,050            1,028
   Massachusetts State Water
     Resources Authority Revenue
     Bonds, Series C (G.O. of Authority),
     4.75%, 12/1/23                                     2,000            2,008
  ----------------------------------------------------------------------------
                                                                        46,694
  ----------------------------------------------------------------------------

See Notes to the Financial Statements.

                          NORTHERN FUNDS ANNUAL REPORT   71   FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
INTERMEDIATE TAX - EXEMPT FUND (continued)

                                                 PRINCIPAL
                                                  AMOUNT           VALUE
                                                  (000S)           (000S)
  MUNICIPAL BONDS - 84.1% - CONTINUED
  MICHIGAN - 1.3%
   Michigan State Strategic Fund Ltd.
     Obligation Revenue Refunding
     Bonds, Series CC, Detroit Edison
     Co. Project (AMBAC Insured),
     4.85%, Mandatory Put 9/1/11                  $4,500            $4,712
   Wayne Charter County Airport
     Revenue Bonds, Series B
     (MBIA Insured),
     4.88%, 12/1/23                                2,500             2,526
  ------------------------------------------------------------------------------
                                                                     7,238
  ------------------------------------------------------------------------------
  MINNESOTA - 1.1%
   Metropolitan Council Minneapolis-St.
     Paul Metropolitan Area G.O.
     Bonds, Series B, (1)
     5.00%, 5/1/13                                 4,825             5,240
   Minnesota State SFM Revenue
     Bonds, Series A (MBIA Insured),
     5.35%, 7/1/17                                   715               742
  ------------------------------------------------------------------------------
                                                                     5,982
  ------------------------------------------------------------------------------
  NEW JERSEY - 4.1%
   New Jersey Economic Development
     Authority Revenue Bonds,
     Cigarette Tax,
     5.63%, 6/15/19                                3,985             4,240
   New Jersey State Health Care
     Facilities Financing Authority
     Revenue Refunding Bonds, Atlantic
     City Medical Center,
     6.25%, 7/1/17                                 1,000             1,127
   New Jersey Transportation Trust
     Fund Authority Revenue Bonds,
     Series A (MBIA Insured),
     5.25%, 12/15/11                               5,000             5,464
   New Jersey Transportation Trust
     Fund Authority Revenue Bonds,
     Series A (MBIA Insured),
     5.25%, 12/15/12                               2,000             2,187
     5.25%, 12/15/13                               5,000             5,480
   New Jersey Transportation Trust
     Fund Authority Revenue Bonds,
     Series C (MBIA Insured),
     5.25%, 6/15/11                                5,000             5,436
  ------------------------------------------------------------------------------
                                                                    23,934
  ------------------------------------------------------------------------------
  NEW MEXICO - 1.0%
   Santa Fe City Gross Receipts TRB,
     6.00%, 6/1/11                                 5,250             5,676
  ------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                  AMOUNT           VALUE
                                                  (000S)           (000S)
  MUNICIPAL BONDS - 84.1% - CONTINUED
  NEW YORK - 13.8%
   Metropolitan Transportation
     Authority Dedicated Tax Fund
     Revenue Bonds, Series A
     (FGIC Insured), Prerefunded,
     6.13%, 4/1/10                                $3,815            $4,314
   Nassau County Interim Finance
     Authority Revenue Bonds, Series
     A, Sales Tax Secured,
     Prerefunded,
     5.63%, 11/15/05                               1,840             1,895
   New York City G.O. Unlimited
     Refunding Bonds, Series B,
     5.25%, 8/1/09                                 1,000             1,070
   New York City IDA Special Airport
     Facilities Revenue Bonds, Series A
     (AMT) Airis JFK I LLC Project,
     6.00%, 7/1/27                                   500               509
   New York City Municipal Water
     Finance Authority Water & Sewer
     Systems Revenue Bonds, Series A
     (MBIA-IBC Insured),
     5.63%, 6/15/19                                1,330             1,386
   New York City Municipal Water
     Finance Authority Water & Sewer
     Systems Revenue Bonds, Series A
     (MBIA-IBC Insured), Prerefunded,
     5.63%, 6/15/06                                  670               700
   New York City Transit Authority
     Metropolitan Transportation
     Authority Triborough COP, Series A
     (AMBAC Insured), Prerefunded,
     5.25%, 1/1/10                                10,000            10,973
   New York City Transitional Finance
     Authority Revenue Bonds, Series C,
     Future Tax Secured, Prerefunded,
     5.88%, 5/1/10                                 5,000             5,644
   New York G.O. Bonds, Series A,
     6.00%, 5/15/19                                1,080             1,191
   New York G.O. Bonds, Series A,
     Prerefunded,
     6.00%, 5/15/10                                1,240             1,408
   New York Municipal Bond Bank
     Agency Revenue Bonds, Series C
     (State-Aid Withholding),
     5.25%, 6/1/17                                10,000            10,683

See Notes to the Financial Statements.


FIXED INCOME FUNDS   72   NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                 PRINCIPAL
                                                   AMOUNT          VALUE
                                                   (000S)          (000S)
  MUNICIPAL BONDS - 84.1% - CONTINUED
  NEW YORK - 13.8% - (CONTINUED)
   New York State Dormitory Authority
     Revenue Bonds, Series A, City
     University System (FGIC Insured),
     5.00%, 7/1/13                                $5,000            $5,418
   New York State Environmental
     Facilities Corp. Revenue Bonds,
     Series A, State Clean Water &
     Drinking Revolving Funds,
     6.00%, 6/15/16                                1,330             1,464
   New York State Environmental
     Facilities Corp. Revenue Bonds,
     Series A, State Clean Water &
     Drinking Revolving Funds,
     Prerefunded,
     6.00%, 6/15/09                                  170               189
   New York State Thruway Authority
     Highway & Bridge Trust Fund
     Revenue Bonds, Series A
     (FSA Insured), Prerefunded,
     6.00%, 4/1/10                                 1,000             1,133
   New York State Thruway Authority
     Service Contract Revenue Bonds,
     Local Highway & Bridge
     (AMBAC Insured), Prerefunded,
     5.38%, 4/1/10                                 2,500             2,762
   New York State Urban Development
     Corp. Revenue Bonds, Series A,
     Personal Income Tax State
     Facilities, Prerefunded,
     5.50%, 3/15/12                                5,000             5,558
   New York State Urban Development
     Corp. Subordinate Lien Revenue
     Bonds (G.O. of Corp.),
     5.50%, 7/1/16                                 1,250             1,307
   Port Authority of New York & New
     Jersey Revenue Bonds, Series 127
     (AMT) (AMBAC Insured - G.O. of
     Authority),
     5.50%, 12/15/12                               1,735             1,908
   State of New York G.O. Bonds,
     Series A,
     4.00%, 3/15/13                                4,000             4,039
   Tobacco Settlement Financing
     Authority Revenue Bonds, Series
     A-1, Asset-Backed,
     5.00%, 6/1/09                                 1,370             1,373
     5.25%, 6/1/13                                 4,000             4,241

                                                 PRINCIPAL
                                                   AMOUNT          VALUE
                                                   (000S)          (000S)
  MUNICIPAL BONDS - 84.1% - CONTINUED
  NEW YORK - 13.8% - (CONTINUED)
   Tobacco Settlement Financing
     Authority Revenue Bonds,
     Series C-1,
     5.25%, 6/1/13                                $5,000            $5,286
     5.50%, 6/1/15                                 5,000             5,390
  ------------------------------------------------------------------------------
                                                                    79,841
  ------------------------------------------------------------------------------
  NORTH CAROLINA - 3.5%
   North Carolina Eastern Municipal
     Power Agency Power System
     Revenue Refunding Bonds,
     Series A,
     5.20%, 1/1/10                                 2,505             2,653
   North Carolina Eastern Municipal
     Power Agency Power System
     Revenue Refunding Bonds,
     Series B,
     6.00%, 1/1/06                                 1,500             1,533
     6.13%, 1/1/09                                 5,000             5,396
   Wake County G.O. Bonds,
     Public Improvements,
     5.00%, 3/1/12                                10,000            10,878
  ------------------------------------------------------------------------------
                                                                    20,460
  ------------------------------------------------------------------------------
  NORTH DAKOTA - 0.3%
   Grand Forks Sales Tax Revenue
     Bonds, Series A, Alerus Project
     (MBIA Insured),
     5.00%, 12/15/15                               1,775             1,924
  ------------------------------------------------------------------------------
  OHIO - 0.6%
   Akron City G.O.Limited Bonds,
     5.75%, 12/1/17                                1,000             1,112
   Ohio Housing Finance Agency
     Mortgage Revenue Bonds,
     Series C (AMT), Residential
     Mortgage-Backed Securities
     (Colld. by GNMA Securities),
     5.15%, 3/1/13                                   985             1,011
   River Valley Local School District
     School Facilities Construction &
     Improvement G.O. Bonds
     (FSA Insured),
     5.25%, 11/1/20                                1,235             1,321
  ------------------------------------------------------------------------------
                                                                     3,444
  ------------------------------------------------------------------------------

See Notes to the Financial Statements.

                            NORTHERN FUNDS ANNUAL REPORT  73  FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
INTERMEDIATE TAX-EXEMPT FUND (continued)

                                                 PRINCIPAL
                                                   AMOUNT          VALUE
                                                   (000S)          (000S)
  MUNICIPAL BONDS - 84.1% - CONTINUED
  OREGON - 1.0%
   Port of Portland Revenue Bonds,
     Series A, Portland International
     Airport (AMBAC Insured),
     5.50%, 7/1/24                                $2,000            $2,133
     Portland City Airport Way Urban
     Renewal & Redevelopment Tax
     Increment Bonds, Series A
     (AMBAC Insured),
     6.00%, 6/15/16                                3,450             3,865
  ------------------------------------------------------------------------------
                                                                     5,998
  ------------------------------------------------------------------------------
  PENNSYLVANIA - 3.5%
   Allegheny County Port Authority
     Transportation Special Revenue
     Bonds (MBIA Insured),
     Prerefunded,
     6.00%, 3/1/09                                 2,565             2,851
   Commonwealth of Pennsylvania G.O.
     Bonds, Series 2 (FGIC Insured),
     5.00%, 7/1/13                                 5,000             5,425
   Council Rock School District G.O.,
     Series A (MBIA Insured),
     Prerefunded,
     5.38%, 11/15/11                               2,170             2,391
   Pennsylvania Economic Development
     Financing Authority Exempt
     Facilities Revenue Bonds, Series A
     (AMT), Amtrak Project,
     6.13%, 11/1/21                                1,200             1,248
   Pennsylvania Housing Finance
     Agency SFM Revenue Bonds,
     Series 72A (AMT),
     4.80%, 4/1/12                                   750               773
   Pennsylvania State Higher Education
     Revenue Bonds, Capital
     Acquisition (MBIA Insured - G.O. of
     Agency), Prerefunded,
     6.00%, 12/15/10                               1,815             2,055
     6.13%, 12/15/10                               1,925             2,191
   Pennsylvania State Higher
     Educational Facilities Authority
     Revenue Bonds, Series A,
     UPMC Health System,
     6.00%, 1/15/22                                2,000             2,194

                                                 PRINCIPAL
                                                   AMOUNT          VALUE
                                                   (000S)          (000S)
  MUNICIPAL BONDS - 84.1% - CONTINUED
  PENNSYLVANIA - 3.5% - (CONTINUED)
   Pennsylvania State
     Intergovernmental Cooperative
     Authority Special TRB, City of
     Philadelphia Funding Program
     (FGIC Insured), Prerefunded,
     6.75%, 6/15/05                               $1,300            $1,312
  ------------------------------------------------------------------------------
                                                                    20,440
  ------------------------------------------------------------------------------
  PUERTO RICO - 1.8%
   Puerto Rico Commonwealth Highway
     & Transportation Authority
     Transportation Revenue Bonds,
     Series D,
     5.25%, 7/1/38                                10,000            10,396
  ------------------------------------------------------------------------------
  TENNESSEE - 0.4%
   Memphis-Shelby County Airport
     Authority Revenue Bonds, Series D
     (AMT) (AMBAC Insured),
     6.25%, 3/1/15                                 2,000             2,220
  ------------------------------------------------------------------------------
  TEXAS - 3.0%
   Austin City Utilities System Revenue
     Refunding Bonds (FSA Insured),
     5.13%, 11/15/17                               3,000             3,128
   Central Texas Regional Mobility
     Authority Revenue Bonds,
     Senior Lien (FGIC Insured),
     5.00%, 1/1/35                                 2,500             2,550
   Ennis Independent School District 903
     Capital Appreciation G.O. Unlimited
     Refunding Bonds (PSF Gtd.),
     0.00%, 8/15/26                                3,365               941
   Frisco Independent School District
     Building G.O. Unlimited Bonds
     (PSF Gtd.),
     6.50%, 8/15/14                                1,535             1,786
   Harris County Health Facilities
     Development Authority Revenue
     Bonds, Series A, Christus Health
     (MBIA Insured),
     5.25%, 7/1/07                                   500               524
   Sam Rayburn Municipal Power
     Agency Revenue Refunding Bonds,
     5.50%, 10/1/10                                1,000             1,101
     6.00%, 10/1/16                                1,000             1,089
     6.00%, 10/1/21                                1,250             1,329

See Notes to the Financial Statements.

FIXED INCOME FUNDS     74     NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                 PRINCIPAL
                                                   AMOUNT          VALUE
                                                   (000S)          (000S)
  MUNICIPAL BONDS - 84.1% - CONTINUED
  TEXAS - 3.0% - (CONTINUED)
   San Antonio Electricity & Gas
     Revenue Bonds, Series A,
     5.25%, 2/1/14                                   $1,625           $1,740
   San Antonio Electricity & Gas
     Revenue Bonds, Series A,
     Prerefunded,
     5.25%, 2/1/09                                      875              946
   Texas Municipal Power Agency
     Revenue Refunding Bonds
     (AMBAC Insured),
     4.00%, 9/1/12                                    2,000            1,997
  ------------------------------------------------------------------------------
                                                                      17,131
  ------------------------------------------------------------------------------
  UTAH - 1.4%
   State of Utah G.O. Bonds, Series A,
     5.00%, 7/1/05                                    8,150            8,205
  ------------------------------------------------------------------------------
  VIRGINIA - 3.2%
   Loudoun County Refunding G.O.
     Refunding Bonds, Series A
     (State-Aid Withholding),
     5.00%, 7/1/12                                    3,220            3,503
   Virginia Housing Development
     Authority Commonwealth
     Mortgage Revenue Bonds,
     Subseries J-1 (MBIA Insured - G.O.
     of Authority),
     4.75%, 1/1/12                                    3,000            3,111
     4.88%, 7/1/13                                    5,265            5,432
   Virginia Public Building Authority
     Public Facilities Revenue
     Refunding Bonds, Series A,
     5.00%, 8/1/09                                    2,000            2,140
   Virginia Public Building Authority
     Public Facilities Revenue
     Refunding Bonds, Series A,
     5.00%, 8/1/13                                    4,055            4,397
  ------------------------------------------------------------------------------
                                                                      18,583
  ------------------------------------------------------------------------------
  WASHINGTON - 3.1%
   King County Sewer Revenue Bonds,
     Second Series (FGIC Insured),
     Prerefunded,
     6.25%, 1/1/09                                    5,020            5,605
   Washington State G.O. Unlimited
     Bonds, Series D, Motor Vehicle
     Fuel Tax (FGIC Insured),
     5.38%, 1/1/22                                    1,250            1,290

                                                 PRINCIPAL
                                                   AMOUNT          VALUE
                                                   (000S)          (000S)
  MUNICIPAL BONDS - 84.1% - CONTINUED
  WASHINGTON - 3.1% - (CONTINUED)
   Washington State G.O. Unlimited
     Bonds, Series S-4,
     5.75%, 1/1/12                                 $10,000           $10,926
  ------------------------------------------------------------------------------
                                                                      17,821
  ------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS
  ------------------------------------------------------------------------------
  (COST $473,262)                                                    486,238

                                                      NUMBER          VALUE
                                                    OF SHARES         (000S)
  INVESTMENT COMPANIES - 2.7%
   AIM Tax Exempt Cash Fund                        14,360,601         14,360
   Dreyfus Tax-Exempt Cash
    Management Fund                                 1,321,732          1,322
  ------------------------------------------------------------------------------
  TOTAL INVESTMENT COMPANIES
  ------------------------------------------------------------------------------
  (COST $15,682)                                                      15,682

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                         (000S)        (000S)
  SHORT-TERM INVESTMENTS - 12.1%
   Alachua County Health Facilities
     Authority VRDB, Series A,
     Shands Teaching Hospital
     (SunTrust Bank LOC),
     2.29%, 4/1/05                                      $5,900           5,900
   Breckinridge County Lease Program
     VRDB, Series A, Association
     Counties Leasing Trust
     (U.S. Bank LOC),
     2.30%, 4/1/05                                       7,655           7,655
   California State Department of Water
     Resources Power Supply Revenue
     Bonds, Series C16
     (Bank of New York LOC),
     2.28%, 4/7/05                                       6,800           6,800
   California State Department of Water
     Resources Power Supply VRDB,
     Series C-7 (FSA Insured),
     2.31%, 4/7/05                                       6,600           6,600
   Medical Center Educational Building
     Corp. Revenue VRDB, Adult
     Hospital Project (AMBAC Insured),
     2.27%, 4/7/05                                      17,750          17,750

See Notes to the Financial Statements.

                      NORTHERN FUNDS ANNUAL REPORT     75     FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS                                           MARCH 31, 2005
INTERMEDIATE TAX-EXEMPT FUND (continued)

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                         (000S)        (000S)
  SHORT-TERM INVESTMENTS - 12.1% - CONTINUED
   Monroe County Development
     Authority PCR VRDB, Oglethorpe
     Power Corp. Project
     (AMBAC Insured),
     2.29%, 4/1/05                                        $4,400       $4,400
   Pima County IDA VRDB, Series A,
     Senior Living Facilities - La Posada
     (LaSalle Bank LOC),
     2.28%, 4/7/05                                           700          700
   Smyrna Housing Authority Adjustable
     Revenue VRDB, F&M Villages
     Project (Coll. by FNMA Securities),
     2.29%, 4/6/05                                         5,500        5,500
   University of Pittsburgh VRDB,
     Series C, University Capital Project
     (G.O. of University),
     2.22%, 4/6/05                                         5,500        5,500
   Valdez City Marine Term Revenue
     Bonds, BP Pipelines Project,
     Series B,
     2.30%, 4/1/05                                         9,400        9,400
  ------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS
  ------------------------------------------------------------------------------
  (COST $70,205)                                                       70,205
  ------------------------------------------------------------------------------
  TOTAL INVESTMENTS - 98.9%
  ------------------------------------------------------------------------------
  (COST $559,149)                                                     572,125
       Other Assets less Liabilities - 1.1%                             6,149
  ------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                $578,274

(1) When-Issued Security

At March 31, 2005, the industry sectors for the Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR                                             % OF INVESTMENTS
Agriculture                                                         5.1%
Development                                                         7.4
General                                                             7.4
General Obligation                                                 17.1
Medical                                                             6.9
Power                                                               6.7
Transportation                                                     12.4
Utilities                                                           6.7
All other sectors less than 5%                                     30.3
--------------------------------------------------------------------------------
Total                                                             100.0%

At March 31, 2005, the credit quality distribution for the Intermediate Tax-Exempt Fund was:

QUALITY DISTRIBUTION *                                      % OF INVESTMENTS
AAA                                                                  48.3%
AA                                                                   19.8
A                                                                    13.1
BBB                                                                   3.7
Cash and Equivalents                                                 15.1
--------------------------------------------------------------------------------
Total                                                               100.0%

* Standard & Poor's Rating Services

See Notes to the Financial Statements.

FIXED INCOME FUNDS     76     NORTHERN FUNDS ANNUAL REPORT

                                                              FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS                                           MARCH 31, 2005
SHORT - INTERMEDIATE U.S. GOVERNMENT FUND

                                          PRINCIPAL
                                            AMOUNT                VALUE
                                            (000S)                (000S)
  U.S. GOVERNMENT AGENCIES - 56.1% (1)
  FANNIE MAE - 45.1%
      3.13%, 7/15/06                       $11,000               $10,905
      3.00%, 3/2/07                          1,780                 1,746
      5.25%, 4/15/07                        19,185                19,635
      3.75%, 5/17/07                         4,150                 4,120
      3.00%, 8/15/07                         3,705                 3,614
      3.41%, 8/30/07                         1,595                 1,565
      3.25%, 1/15/08                         5,700                 5,558
      3.38%, 12/15/08                        2,780                 2,688
      4.00%, 1/26/09                         2,175                 2,144
    Pool #555649,
      7.50%, 10/1/32                           533                   571
    Pool #725185,
      5.00%, 2/1/19                          5,080                 5,082
    Pool #725787,
      5.00%, 9/1/19                          7,319                 7,319
    Pool #753715,
      6.00%, 12/1/18                         1,501                 1,551
    Pool #761468,
      4.50%, 5/1/19                          4,968                 4,862
  ------------------------------------------------------------------------------
                                                                  71,360
  ------------------------------------------------------------------------------
  FEDERAL FARM CREDIT BANK - 1.5%
      3.75%, 1/15/09                         2,410                 2,359
  ------------------------------------------------------------------------------
  FREDDIE MAC - 6.5%
      4.25%, 5/4/09                          1,330                 1,317
      4.25%, 7/15/09                         8,265                 8,218
      4.75%, 12/8/10                           700                   697
    Pool #410092,
      4.12%, 11/1/24                            62                    63
  ------------------------------------------------------------------------------
                                                                  10,295
  ------------------------------------------------------------------------------
  FREDDIE MAC GOLD - 3.0%
    Pool #E91020,
       5.50%, 8/1/17                         3,272                 3,342
    Pool TBA, (2)
       6.50%, 4/13/30                        1,305                 1,354
  ------------------------------------------------------------------------------
                                                                   4,696
  ------------------------------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCIES
  ------------------------------------------------------------------------------
  (COST $90,096)                                                  88,710

                                          PRINCIPAL
                                            AMOUNT                VALUE
                                            (000S)                (000S)
  U.S. GOVERNMENT OBLIGATIONS - 37.3%
  U.S. TREASURY NOTES - 37.3%
     3.50%, 11/15/06                        $6,000               $5,981
     3.00%, 12/31/06                        25,385               25,063
     2.75%, 8/15/07                          8,550                8,337
     3.38%, 2/15/08                          6,355                6,260
     4.00%, 3/15/10                         13,442               13,337
  ------------------------------------------------------------------------------
                                                                 58,978
  ------------------------------------------------------------------------------
  TOTAL U.S. GOVERNMENT OBLIGATIONS
  ------------------------------------------------------------------------------
  (COST $59,529)                                                 58,978
  SHORT-TERM INVESTMENT - 6. 7%
   FHLB Discount Note,
     2.50%, 4/1/05                          10,683               10,683
  ------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENT
  ------------------------------------------------------------------------------
  (COST $10,683)                                                 10,683
  ------------------------------------------------------------------------------
  TOTAL INVESTMENTS - 100.1%
  ------------------------------------------------------------------------------
  (COST $160,308)                                               158,371
    Liabilities less Other Assets - (0.1)%                         (170)
  ------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                          $158,201

(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)  When-Issued Security

At March 31, 2005, the credit quality distribution for the Short-Intermediate U.S. Government Fund was:

  QUALITY DISTRIBUTION *                                    % OF INVESTMENTS
  AAA                                                                  100.0%
  ------------------------------------------------------------------------------
  Total                                                                100.0%

* Standard & Poor's Rating Services

See Notes to the Financial Statements.

                          NORTHERN FUNDS ANNUAL REPORT   77   FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
TAX - EXEMPT FUND

                                              PRINCIPAL
                                                AMOUNT                VALUE
                                                (000S)                (000S)
  MUNICIPAL BONDS - 93.2%
  ARIZONA - 3.7%
   Arizona Student Loan Acquisition
     Authority Revenue Refunding
     Bonds, Series A-1 (AMT)
     (Student Loans Gtd.),
     5.90%, 5/1/24                               $1,000            $1,063
   Maricopa County Community College
     District G.O., Series A,
     4.13%, 7/1/16                                2,000             1,997
   Maricopa County Unified School
     District No. 11 Peoria G.O. Unlimited
     Bonds, Unified Project of 1991,
     Prerefunded,
     5.50%, 7/1/05                                1,500             1,527
   Maricopa County Unified School
     District No. 41 Gilbert G.O.
     Unlimited Bonds,
     6.25%, 7/1/15                                  235               250
   Maricopa County Unified School
     District No. 41 Gilbert G.O. Unlimited
     Bonds, Prerefunded,
     6.25%, 7/1/08                                2,765             3,032
   Maricopa County Unified School
     District No. 69 Paradise Valley
     G.O. Unlimited Bonds, Series B,
     8.50%, 7/1/06                                5,500             5,878
   Mesa IDA Student Housing Revenue
     Bonds, Series A,
     ASU East/Maricopa College,
     6.00%, 7/1/32                                1,000               996
   Pinal County COP,
     5.00%, 12/1/29                               2,500             2,507
  ------------------------------------------------------------------------------
                                                                   17,250
  ------------------------------------------------------------------------------
  CALIFORNIA - 16.2%
   Anaheim PFA Revenue Bonds, Electric
     System Distributing Facilities
     (MBIA Insured),
     5.00%, 10/1/28                               2,345             2,389
   California State Department of Water
     Resources Power Supply Revenue
     Bonds, Series A,
     6.00%, 5/1/14                               12,000            13,532
   California State Economic Recovery
     G.O. Bonds, Series A,
     5.00%, 7/1/16                               10,000            10,532
   California State G.O. Unlimited Bonds,
     5.75%, 5/1/30                                2,500             2,736

                                              PRINCIPAL
                                                AMOUNT                VALUE
                                                (000S)                (000S)
  MUNICIPAL BONDS - 93.2% - CONTINUED
  CALIFORNIA - 16.2% - (CONTINUED)
   Golden State Tobacco Securitization
     Corp. Revenue Bonds, Series B,
     Enhanced Asset Backed,
     5.50%, 6/1/19                               $2,250            $2,349
     5.38%, 6/1/28                                2,500             2,601
     5.60%, 6/1/28                                1,250             1,322
     5.50%, 6/1/43                                5,000             5,279
   Kern High School District G.O.
     Unlimited Refunding Bonds,
     Series A (MBIA Insured),
     6.60%, 2/1/17                                1,845             2,142
     6.60%, 8/1/17                                1,825             2,119
   La Habra City School District G.O.
     Capital Appreciation Bonds,
     Series A (FSA Insured),
     0.00%, 8/1/27                                2,225               696
   Los Angeles Convention & Exhibition
     Center Authority COP, Prerefunded,
     9.00%, 12/1/05                               6,000             6,260
     9.00%, 12/1/05                               6,000             6,260
   Menlo Park G.O. Unlimited Bonds,
     5.25%, 8/1/27                                1,000             1,053
   Moreland School District G.O.
     Unlimited Bonds, Series C,
     Election of 2002 (FGIC Insured),
     0.00%, 8/1/28                                3,000               826
   North Orange County Community
     College District Capital Appreciation
     G.O. Unlimited Bonds, Series B,
     Election of 2002 (FGIC Insured),
     0.00%, 8/1/24                                1,880               697
   Orange County Sanitation District COP
     (FGIC Insured),
     5.25%, 2/1/28                               12,310            13,024
   University of California Revenue
     Bonds, Series C (MBIA Insured),
     4.75%, 5/15/18                               1,000             1,037
   Walnut Valley Unified School District
     G.O. Unlimited Bonds, Series A
     (MBIA Insured), Escrowed to
     Maturity,
     6.00%, 8/1/13                                1,000             1,166
  ------------------------------------------------------------------------------
                                                                   76,020
  ------------------------------------------------------------------------------

See Notes to the Financial Statements.

FIXED INCOME FUNDS   78   NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                              PRINCIPAL
                                                AMOUNT                VALUE
                                                (000S)                (000S)
  MUNICIPAL BONDS - 93.2% - CONTINUED
  COLORADO - 1.2%
   Colorado Health Facilities Authority
     Revenue Bonds, Portercare
     Adventist Health Hospital,
     6.50%, 11/15/31                              $1,000             $1,098
   Denver City & County Revenue
     Refunding Bonds, Series E (AMT)
     (FGIC Insured),
     5.50%, 11/15/18                               1,000              1,065
   Denver City & County Special Facilities
     Airport Revenue Bonds, Series A
     (AMT), Rental Car Project
     (MBIA Insured),
     6.00%, 1/1/14                                 3,360              3,646
  ------------------------------------------------------------------------------
                                                                      5,809
  ------------------------------------------------------------------------------
  CONNECTICUT - 2.1%
   Connecticut State Special Tax
     Obligation Revenue Bonds, Series A,
     Transportation Infrastructure,
     Partially Prerefunded,
     7.13%, 6/1/10                                 8,625              9,972
  ------------------------------------------------------------------------------
  FLORIDA - 13.6%
   Crossings at Fleming Island Community
     Development District Special
     Assessment Revenue Refunding
     Bonds, Series C,
     7.05%, 5/1/15                                 1,800              1,909
   Florida State Board of Education
     Capital Outlay G.O. Unlimited Bonds,
     9.13%, 6/1/14                                 2,090              2,731
   Florida State Board of Education
     Capital Outlay G.O. Unlimited
     Refunding Bonds, Escrowed to
     Maturity,
     9.13%, 6/1/14                                   325                423
   Florida State Board of Education
     Lottery Revenue Bonds, Series A
     (AMBAC Insured),
     5.25%, 7/1/11                                 5,000              5,472
   Florida State Board of Public Education
     G.O. Refunding Bonds, Series A,
     Capital Outlay (FGIC Insured),
     4.00%, 6/1/21                                 3,000              2,859
   Florida State Broward County G.O.
     Unlimited Bonds,
     Escrowed to Maturity,
     10.00%, 7/1/14                               15,950             22,017

                                              PRINCIPAL
                                                AMOUNT                VALUE
                                                (000S)                (000S)
  MUNICIPAL BONDS - 93.2% - CONTINUED
  FLORIDA - 13.6% - (CONTINUED)
   Jacksonville Electric Systems Revenue
     Bonds, Series 3A, Prerefunded,
     5.50%, 10/1/07                               $4,500             $4,778
   JEA Water & Sewer System Revenue
     Bonds, Series C (FSA Insured),
     5.00%, 10/1/39                                5,000              5,073
   Orlando Utilities Commission Water &
     Electric Revenue Refunding Bonds,
     Series D, Escrowed to Maturity,
     6.75%, 10/1/17                                7,700              9,376
   Pinellas County Sewer Revenue Bonds
     (MBIA Insured), Escrowed to
     Maturity,
     5.75%, 10/1/05                                2,500              2,542
   Poinciana Community Development
     District Special Assessment Bonds,
     Series A,
     7.13%, 5/1/31                                 1,000              1,052
   Sunrise Utility System Revenue
     Refunding Bonds, Series A
     (AMBAC Insured),
     5.50%, 10/1/15                                4,975              5,547
  ------------------------------------------------------------------------------
                                                                     63,779
  ------------------------------------------------------------------------------
  GEORGIA - 4.0%
   Burke County Development Authority
     PCR Bonds, Georgia Power Co.
     (FGIC Insured), (1)
     4.75%, 5/1/34                                 2,500              2,450
   De Kalb County Water & Sewer
     Revenue Bonds,
     5.38%, 10/1/35                                6,200              6,633
   Forsyth County G.O. Unlimited Bonds,
     Prerefunded,
     6.00%, 3/1/10                                 3,290              3,715
   Gainesville & Hall County Development
     Authority Revenue Bonds, Series C,
     Senior Living Facilities - Lanier
     Village,
     7.25%, 11/15/29                               2,000              2,196
   Georgia Municipal Electric Authority
     Power Revenue Bonds, Series B
     (FGIC Insured),
     6.38%, 1/1/16                                 2,300              2,750

See Notes to the Financial Statements.

                          NORTHERN FUNDS ANNUAL REPORT   79   FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT FUND (continued)

                                              PRINCIPAL
                                                AMOUNT                VALUE
                                                (000S)                (000S)
  MUNICIPAL BONDS - 93.2% - CONTINUED
  GEORGIA - 4.0% - (CONTINUED)
   Private Colleges & Universities
     Authority Student Housing Revenue
     Bonds, Series A, Mercer Housing
     Corp. Project,
     6.00%, 6/1/21                              $1,000               $1,047
  ------------------------------------------------------------------------------
                                                                     18,791
  ------------------------------------------------------------------------------
  ILLINOIS - 5.0%
   Bolingbrook Capital Appreciation G.O.
     Unlimited Bonds, Series B
     (MBIA Insured),
     0.00%, 1/1/33                               1,400                  304
   Chicago City O'Hare International
     Airport Third Lien Revenue Bonds,
     Series B-2 (AMT) (XLCA Insured),
     6.00%, 1/1/29                              11,000               12,207
   Chicago Park District Parking Facilities
     Revenue Bonds (ACA Insured),
     Prerefunded,
     6.00%, 1/1/10                               3,000                3,345
   Illinois Development Finance Authority
     Economic Development Revenue
     Bonds, Latin School of Chicago
     Project,
     5.60%, 8/1/18                                 350                  359
   Illinois Educational Facilities Authority
     Student Housing Revenue Bonds,
     Educational Advancement Fund
     University Center Project,
     6.00%, 5/1/22                                 750                  796
   Illinois Health Facilities Authority
     Revenue Bonds, Riverside Health
     System,
     6.00%, 11/15/32                             1,000                1,057
   Metropolitan Pier & Exposition
     Authority Revenue Bonds, Series A,
     McCormick Place Expansion
     (MBIA Insured),
     5.25%, 6/15/42                              5,000                5,222
  ------------------------------------------------------------------------------
                                                                     23,290
  ------------------------------------------------------------------------------
  INDIANA - 7.2%
   Franklin Township Independent School
     Building Corp. Marion County First
     Mortgage Revenue Bonds,
     Prerefunded,
     6.50%, 7/15/10                              5,000                5,830

                                              PRINCIPAL
                                                AMOUNT                VALUE
                                                (000S)                (000S)
  MUNICIPAL BONDS - 93.2% - CONTINUED
  INDIANA - 7.2% - (CONTINUED)
   Hamilton County Independent Public
     Building Corp. First Mortgage G.O.
     Unlimited Bonds,
     7.25%, 8/1/13                              $4,200               $5,138
   Indiana Development Finance
     Authority Environmental Revenue
     Refunding Bonds, USX Corp.
     Project,
     5.25%, Mandatory Put 12/2/11                1,000                1,083
   Indiana HFA SFM Revenue Bonds,
     Series C-3 (AMT),
     6.30%, 7/1/31                                  45                   45
   Indiana Office Building Commission
     Capital Complex Revenue Bonds,
     Series B (MBIA Insured),
     7.40%, 7/1/15                               5,620                7,088
   Indianapolis City Industrial Utilities
     District Revenue Refunding Bonds,
     Series B (FGIC Insured),
     3.50%, 6/1/18                               3,280                3,021
   Indianapolis City Industrial Utilities
     District Revenue Refunding Bonds,
     Series B (FGIC Insured),
     Escrowed to Maturity,
     5.00%, 6/1/06                               1,740                1,787
     4.00%, 6/1/08                               2,275                2,341
   Indianapolis Local Public Improvement
     Bond Bank Revenue Bonds,
     Series A, Waterworks Project
     (MBIA Insured),
     5.25%, 7/1/33                               5,000                5,250
   Monroe County Hospital Authority
     Revenue Bonds, Series B,
     Bloomington Hospital Obligation
     Group (FSA Insured),
     6.00%, 5/1/29                               2,000                2,187
  ------------------------------------------------------------------------------
                                                                     33,770
  ------------------------------------------------------------------------------
  KANSAS - 0.4%
   Wichita Hospital Improvement
     Facilities Revenue Refunding Bonds,
     Series III,
     6.25%, 11/15/18                             1,685                1,867

See Notes to the Financial Statements.

FIXED INCOME FUNDS     80     NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                              PRINCIPAL
                                                AMOUNT              VALUE
                                                (000S)              (000S)
  MUNICIPAL BONDS - 93.2% - CONTINUED
  KENTUCKY - 2.3%
   Louisville & Jefferson County
     Metropolitan Sewer District Sewer
     & Drain System Revenue Bonds,
     Series A (MBIA Insured),
     5.50%, 5/15/34                             $10,000            $10,827
  ------------------------------------------------------------------------------
  LOUISIANA - 0.8%
   Louisiana Public Facilities Authority
     Revenue Bonds, Baton Rouge
     (MBIA Insured),
     5.25%, 7/1/33                                3,690              3,869
  ------------------------------------------------------------------------------
  MASSACHUSETTS - 1.9%
   Massachusetts State Development
     Finance Agency Revenue Bonds,
     Series P, Boston University
     (G.O. of Institution),
     6.00%, 5/15/59                               2,000              2,336
   Massachusetts State Water Pollution
     Abatement Revenue Bonds,
     Series A, MWRA Program,
     6.00%, 8/1/19                                3,000              3,569
   Massachusetts State Water
     Resources Authority Revenue
     Bonds, Series C (G.O. of Authority),
     4.75%, 12/1/23                               2,900              2,912
  ------------------------------------------------------------------------------
                                                                     8,817
  ------------------------------------------------------------------------------
  MICHIGAN - 0.8%
   Wayne Charter County Airport
     Revenue Bonds, Series B
     (MBIA Insured),
     4.88%, 12/1/23                               2,500              2,527
   Wayne Charter County Revenue
     Refunding Bonds, Series C
     (FGIC Insured),
     5.38%, 12/1/15                               1,000              1,085
  ------------------------------------------------------------------------------
                                                                     3,612
  ------------------------------------------------------------------------------
  MINNESOTA - 0.5%
   Minnesota State Housing Finance
     Agency SFM Revenue Bonds,
     5.70%, 1/1/17                                1,365              1,387
   Minnesota State Housing Finance
     Agency SFM Revenue Bonds,
     Series A (MBIA Insured),
     5.35%, 7/1/17                                  710                737
  ------------------------------------------------------------------------------
                                                                     2,124
  ------------------------------------------------------------------------------

                                              PRINCIPAL
                                                AMOUNT              VALUE
                                                (000S)              (000S)
  MUNICIPAL BONDS - 93.2% -  CONTINUED
  NEVADA - 0.5%
   Nevada State G.O. Limited Refunding
     Bonds, Nevada Municipal Bond
     Bank Project 20-23A,
     Escrowed to Maturity,
     7.20%, 7/1/06                               $2,540             $2,540
  ------------------------------------------------------------------------------
  NEW JERSEY - 2.0%
   New Jersey Economic Development
     Authority Revenue Bonds,
     Cigarette Tax,
     5.75%, 6/15/29                               5,000              5,251
   New Jersey State Health Care
     Facilities Financing Authority
     Revenue Refunding Bonds,
     Atlantic City Medical Center,
     6.25%, 7/1/17                                1,000              1,128
   New Jersey State Turnpike Authority
     Growth & Income Securities
     Revenue Bonds, Series B
     (AMBAC Insured),
     0.00%, 1/1/35                                5,000              3,091
  ------------------------------------------------------------------------------
                                                                     9,470
  ------------------------------------------------------------------------------
  NEW YORK - 10.4%
   Dutchess County IDA Civic Facilities
     Revenue Bonds, Bard College
     Civic Facilities,
     5.75%, 8/1/30                                2,000              2,136
   Nassau County Interim Finance
     Authority Revenue Bonds, Series A,
     Sales Tax Secured, Prerefunded,
     5.63%, 11/15/05                              1,835              1,889
   New York City G.O. Unlimited Bonds,
     Series A,
     6.00%, 5/15/30                               1,005              1,108
   New York City IDA Special Airport
     Facilities Revenue Bonds, Series A
     (AMT) Airis JFK I LLC Project,
     6.00%, 7/1/27                                  500                509
   New York City Municipal Water
     Finance Authority Water & Sewer
     System Revenue Bonds, Series A
     (MBIA-IBC Insured), Prerefunded,
     5.50%, 6/15/05                               5,000              5,033

See Notes to the Financial Statements.

                          NORTHERN FUNDS ANNUAL REPORT   81   FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT FUND (continued)

                                                    PRINCIPAL
                                                     AMOUNT         VALUE
                                                      (000S)        (000S)
  MUNICIPAL BONDS - 93.2% - CONTINUED
  NEW YORK - 10.4% - (CONTINUED)
   New York City Municipal Water
     Finance Authority Water & Sewer
     System Revenue Bonds, Series B,
     Prerefunded,
     6.00%, 6/15/10                                   $1,940        $2,205
   New York City Municipal Water
     Finance Authority Water & Sewer
     System Revenue Bonds, Series C
     (MBIA Insured),
     5.00%, 6/15/27                                    5,000         5,207
   New York City Municipal Water
     Finance Authority Water & Sewer
     System Revenue Crossover
     Refunding Bonds, Series B,
     6.00%, 6/15/33                                    1,160         1,310
   New York City Transitional Finance
     Authority Revenue Bonds, Series B,
     Future Tax Secured, Prerefunded,
     6.00%, 5/15/10                                    4,000         4,541
     6.13%, 5/15/10                                    2,000         2,284
   New York State Dormitory Authority
     Revenue Bonds, Series A,
     Court Facilities,
     5.50%, 5/15/19                                    1,000         1,076
   New York State Dormitory Authority
     Revenue Bonds, Series A, University
     Dormitory Facilities, Prerefunded,
     6.25%, 7/1/10                                     1,115         1,281
   New York State Thruway Authority
     Service Contract Revenue Bonds,
     Local Highway & Bridge
     (AMBAC Insured), Prerefunded,
     5.38%, 4/1/10                                     3,110         3,436
   Port Authority New York & New Jersey
     Revenue Bonds, Series 109
     (G.O. of Authority),
     5.38%, 1/15/32                                    2,000         2,086
   State of New York G.O. Bonds,
     Series A,
     4.00%, 3/15/13                                    3,395         3,428
   Tobacco Settlement Financing
     Authority Revenue Bonds,
     Series C-1,
     5.50%, 6/1/16                                    10,000        10,897
  ------------------------------------------------------------------------------
                                                                    48,426
  ------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                     AMOUNT         VALUE
                                                     (000S)         (000S)
  MUNICIPAL BONDS - 93.2% - CONTINUED
  NORTH CAROLINA - 3.3%
   North Carolina State Eastern
     Municipal Power Agency Power
     System Revenue Refunding Bonds,
     Series A, Escrowed to Maturity,
     6.50%, 1/1/18                                    $2,655        $3,271
   North Carolina State Eastern
     Municipal Power Agency Power
     System Revenue Refunding Bonds,
     Series B,
     7.00%, 1/1/08                                    10,000        10,893
   North Carolina State Eastern
     Municipal Power Agency Power
     System Revenue Refunding Bonds,
     Series D,
     6.75%, 1/1/26                                     1,250         1,385
  ------------------------------------------------------------------------------
                                                                    15,549
  ------------------------------------------------------------------------------
  OHIO - 0.9%
   Columbus Ohio City School District
     G.O. Bonds, School Facilities
     Construction & Improvement
     (FSA Insured),
     5.25%, 12/1/27                                    1,115         1,190
   Ohio Housing Finance Agency
     Mortgage Revenue Bonds,
     Series A-1, Residential
     Mortgage-Backed Securities
     (Colld. by GNMA Securities),
     5.70%, 3/1/17                                       690           711
   Ohio Housing Finance Agency
     Mortgage Revenue Bonds,
     Series C (AMT), Residential
     Mortgage-Backed Securities
     (Colld. by GNMA Securities),
     5.15%, 3/1/13                                       985         1,011
   Plain Local School District G.O.
     Unlimited Bonds (FGIC Insured),
     6.00%, 12/1/25                                      190           213
   Plain Local School District G.O.
     Unlimited Bonds (FGIC Insured),
     Prerefunded,
     6.00%, 6/1/11                                       810           918
  ------------------------------------------------------------------------------
                                                                     4,043
  ------------------------------------------------------------------------------
  OKLAHOMA - 1.9%
   McGee Creek Authority Water
     Revenue Bonds (MBIA Insured),
     6.00%, 1/1/13                                     6,000         6,735

See Notes to the Financial Statements.

FIXED INCOME FUNDS   82   NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                    PRINCIPAL
                                                     AMOUNT         VALUE
                                                     (000S)         (000S)
  MUNICIPAL BONDS - 93.2% - CONTINUED
  OKLAHOMA - 1.9% - (CONTINUED)
   Payne County Economic Development
     Authority Student Housing Revenue
     Bonds, Series A, Collegiate Housing
     Foundation, Prerefunded,
     6.38%, 6/1/11                                    $2,000         $2,292
  ------------------------------------------------------------------------------
                                                                      9,027
  ------------------------------------------------------------------------------
  OREGON - 0.6%
   Oregon State Housing & Community
     Services Department Mortgage
     Revenue Bonds, Series E,
     SFM Program (FHA Insured),
     6.15%, 7/1/30                                       650            677
   Oregon State Housing & Community
     Services Department Mortgage
     Revenue Bonds, Series F,
     SFM Project,
     5.55%, 7/1/30                                     2,110          2,160
  ------------------------------------------------------------------------------
                                                                      2,837
  ------------------------------------------------------------------------------
  PENNSYLVANIA - 3.4%
   Allegheny County Port Authority
     Special Revenue Bonds,
     Transportation (MBIA Insured),
     Prerefunded,
     6.13%, 3/1/09                                     1,635          1,825
   Commonwealth of Pennsylvania G.O.
     Bonds, Series 2 (FGIC Insured),
     5.00%, 7/1/13                                     5,000          5,425
   Montgomery County Higher Education
     & Health Authority Revenue Bonds,
     Series A, Philadelphia Geriatric
     Center,
     7.38%, 12/1/30                                    3,000          3,147
   Pennsylvania Housing Finance Agency
     SFM Revenue Bonds,
     Series 72A (AMT),
     4.80%, 4/1/12                                       750            773
   Pennsylvania State Higher Educational
     Facilities Authority Revenue Bonds,
     LaSalle University,
     5.50%, 5/1/34                                     1,330          1,375
   Pennsylvania State Higher Educational
     Facilities Authority Revenue Bonds,
     Series A, UPMC Health System,
     6.00%, 1/15/22                                    1,750          1,920

                                                    PRINCIPAL
                                                     AMOUNT         VALUE
                                                     (000S)         (000S)
  MUNICIPAL BONDS - 93.2% - CONTINUED
  PENNSYLVANIA - 3.4% - (CONTINUED)
   Pennsylvania State Higher Educational
     Facilities Authority Student Housing
     Revenue Bonds, Series A, Student
     Association, Inc. Project,
     6.75%, 9/1/32                                    $1,475         $1,540
  ------------------------------------------------------------------------------
                                                                     16,005
  ------------------------------------------------------------------------------
  PUERTO RICO - 3.0%
   Puerto Rico Commonwealth Highway
     & Transportation Authority
     Transportation Revenue Bonds,
     Series B, Prerefunded,
     6.00%, 7/1/10                                     2,000          2,254
   Puerto Rico Commonwealth Highway
     & Transportation Authority
     Transportation Revenue Bonds,
     Series D,
     5.25%, 7/1/38                                    11,260         11,706
  ------------------------------------------------------------------------------
                                                                     13,960
  ------------------------------------------------------------------------------
  RHODE ISLAND - 0.7%
   Rhode Island Economic Development
     Corp. Airport Revenue Bonds,
     Series B (FGIC Insured),
     6.50%, 7/1/18                                     3,000          3,419
  ------------------------------------------------------------------------------
  TEXAS - 5.2%
   Austin Independent School District
     G.O. Refunding Bonds (PSF Gtd.),
     5.00%, 8/1/11                                     4,000          4,315
   Birdville Independent School District
     Capital Appreciation G.O. Unlimited
     Bonds (PSF Gtd.),
     0.00%, 2/15/19                                    1,795            812
   Central Texas Regional Mobility
     Authority Revenue Bonds,
     Senior Lien (FGIC Insured),
     5.00%, 1/1/35                                     2,500          2,550
   Cypress-Fairbanks Independent
     School District Revenue Bonds,
     Refunding (PSF Gtd.),
     5.00%, 2/15/22                                    2,400          2,571
   Denton Utility System Improvement
     Revenue Refunding Bonds
     (FSA Insured),
     4.50%, 12/1/22                                      500            495

See Notes to the Financial Statements.

                          NORTHERN FUNDS ANNUAL REPORT   83   FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT FUND (continued)

                                                    PRINCIPAL
                                                     AMOUNT         VALUE
                                                     (000S)         (000S)
  MUNICIPAL BONDS - 93.2% - CONTINUED
  TEXAS - 5.2% - (CONTINUED)
   Harris County Health Facilities
     Development Corp. Christus Health
     Revenue Bonds, Series A
     (MBIA Insured),
     5.50%, 7/1/09                                   $1,500          $1,620
   Lamar Consolidated Independent
     School District G.O. Unlimited Bonds
     (PSF Gtd.),
     6.00%, 2/15/13                                   2,400           2,619
   Parker County Hospital District
     Revenue Bonds, Campbell
     Health System,
     6.25%, 8/15/19                                   1,000             994
   Sam Rayburn Municipal Power
     Agency Revenue Refunding Bonds,
     5.50%, 10/1/10                                   1,000           1,101
     6.00%, 10/1/16                                   1,000           1,089
     6.00%, 10/1/21                                   1,250           1,329
   Texas Municipal Power Agency
     Revenue Refunding Bonds
     (AMBAC Insured),
     4.00%, 9/1/12                                    1,150           1,148
   Texas State Veterans Housing
     Assistance G.O. Unlimited Bonds,
     Series C (AMT), Fund II,
     6.10%, 6/1/21                                    3,000           3,212
   Waxahachie Independent School
     District Capital Appreciation G.O.
     Unlimited Bonds (PSF Gtd.),
     0.00%, 8/15/16                                     240             131
     0.00%, 8/15/23                                     190              63
     0.00%, 8/15/28                                     305              73
     0.00%, 8/15/30                                     320              67
  ------------------------------------------------------------------------------
                                                                     24,189
  ------------------------------------------------------------------------------
  WASHINGTON - 1.6%
   Washington State G.O. Unlimited
     Bonds, Series B & AT-7,
     6.40%, 6/1/17                                    5,200           6,191

                                                    PRINCIPAL
                                                     AMOUNT         VALUE
                                                     (000S)         (000S)
  MUNICIPAL BONDS - 93.2% - CONTINUED
  WASHINGTON - 1.6% - (CONTINUED)
   Washington State G.O. Unlimited
     Bonds, Series D, Motor Vehicle
     Fuel Tax (FGIC Insured),
     5.38%, 1/1/22                                   $1,000          $1,032
  ------------------------------------------------------------------------------
                                                                      7,223
  ------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS
  ------------------------------------------------------------------------------
  (COST $410,881)                                                   436,485

                                                      NUMBER        VALUE
                                                     OF SHARES     (000S)
  INVESTMENT COMPANIES - 0.6%
   AIM Tax Exempt Cash Fund                          2,556,394      2,557
   Dreyfus Tax-Exempt Cash
     Management Fund                                    32,039         32
  ------------------------------------------------------------------------------
  TOTAL INVESTMENT COMPANIES
  ------------------------------------------------------------------------------
  (COST $2,589)                                                      2,589

                                                    PRINCIPAL
                                                     AMOUNT         VALUE
                                                     (000S)         (000S)
  SHORT-TERM INVESTMENTS - 1. 5%
    Harris County Health Facilities
     Development Corp. Revenue VRDB,
     Young Mens Christian Association
     Project (JP Morgan Chase LOC),
     2.30%, 4/1/05                                    $2,100         2,100
    Louisiana Offshore Terminal Authority
     Deepwater Port Revenue Refunding
     VRDB, Series A, Loop LLC Project
     (SunTrust Bank LOC),
     2.29%, 4/1/05                                     1,000         1,000
    Monroe County Development Authority
     PCR VRDB, Oglethorpe Power Corp.
     Project (AMBAC Insured),
     2.29%, 4/1/05                                     1,365         1,365
    Rockford City Adjustable Revenue
     VRDB, Wesley Willows Obligation
     (Marshall & Ilsley LOC),
     2.31%, 4/1/05                                       600           600

See Notes to the Financial Statements.

FIXED INCOME FUNDS   84   NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                                    PRINCIPAL
                                                     AMOUNT         VALUE
                                                     (000S)         (000S)
  SHORT-TERM INVESTMENTS - 1.5% - CONTINUED
         Valdez City Marine Term Revenue
          Refunding VRDB, BP Pipelines
          Project, Series B,
          2.30%, 4/1/05                                $2,100          $2,100
  ------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS
  ------------------------------------------------------------------------------
  (COST $7,165)                                                         7,165
  ------------------------------------------------------------------------------
  TOTAL INVESTMENTS - 95.3%
  ------------------------------------------------------------------------------
  (COST $420,635)                                                     446,239
      Other Assets less Liabilities - 4.7%                             21,940
  ------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                $468,179

(1) When-Issued Security

At March 31, 2005, the industry sectors for the Tax-Exempt Fund were:

  INDUSTRY SECTOR                                           % OF INVESTMENTS
  Agriculture                                                         5.0%
  Airport                                                             5.5
  Facilities                                                          8.3
  General Obligation                                                 11.8
  Power                                                               9.8
  School District                                                     7.6
  Transportation                                                      7.9
  Utilities                                                          16.7
  All other sectors less than 5%                                     27.4
  ------------------------------------------------------------------------------
  Total                                                             100.0%

At March 31, 2005, the credit quality distribution for the Tax-Exempt Fund was:

  QUALITY DISTRIBUTION *                                    % OF INVESTMENTS
  AAA                                                                51.6%
  AA                                                                 18.7
  A                                                                  14.9
  BBB                                                                 7.9
  Not Rated                                                           1.5
  Cash Equivalents                                                    5.4
  ------------------------------------------------------------------------------
  Total                                                             100.0%

* Standard & Poor's Rating Services

See Notes to the Financial Statements.

                          NORTHERN FUNDS ANNUAL REPORT   85   FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS                                           MARCH 31, 2005
U.S. GOVERNMENT FUND

                                                    PRINCIPAL
                                                     AMOUNT         VALUE
                                                     (000S)         (000S)
     U.S. GOVERNMENT AGENCIES - 67.3% (1)
     FANNIE MAE - 42.7%
            3.00%, 3/2/07                            $2,320          $2,276
            3.75%, 5/17/07                            5,560           5,520
            4.25%, 7/15/07                           20,500          20,568
            3.00%, 8/15/07                            2,450           2,390
            3.41%, 8/30/07                            2,135           2,094
            6.00%, 5/15/08                           11,000          11,558
            4.00%, 1/26/09                            2,635           2,598
            4.38%, 9/15/12                            1,800           1,758
            4.13%, 4/15/14                            2,350           2,231
            4.63%, 10/15/14                           6,000           5,874
         Pool #555649,
            7.50%, 10/1/32                              874             935
         Pool #725185,
             5.00%, 2/1/19                            9,008           9,013
         Pool #725787,
             5.00%, 9/1/19                            7,530           7,529
         Pool #753715,
            6.00%, 12/1/18                            2,223           2,297
         Pool #761468,
             4.50%, 5/1/19                            1,954           1,912
         Pool #777357,
             4.50%, 5/1/19                            8,994           8,801
  ------------------------------------------------------------------------------
                                                                     87,354
  ------------------------------------------------------------------------------
     FEDERAL FARM CREDIT BANK - 1.6%
             3.75%, 1/15/09                           3,240           3,171
  ------------------------------------------------------------------------------
     FREDDIE MAC - 22.1%
             2.88%, 12/15/06                         16,595          16,312
             4.25%, 5/4/09                            1,850           1,832
             4.25%, 7/15/09                           5,870           5,836
             6.63%, 9/15/09                          15,000          16,303
             4.75%, 12/8/10                           1,640           1,633
             4.50%, 1/15/15                           3,150           3,061
          Pool #410092,
             4.12%, 11/1/24                             258             264
  ------------------------------------------------------------------------------
                                                                     45,241
  ------------------------------------------------------------------------------
     FREDDIE MAC GOLD - 0.8%
         Pool TBA, (2)
             6.50%, 4/13/30                           1,650           1,712
  ------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                      AMOUNT         VALUE
                                                      (000S)         (000S)
  U.S. GOVERNMENT AGENCIES - 67.3% (1) - CONTINUED
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.1%
    Pool #268360,
        10.00%, 4/15/19                                $46               $51
    Pool #270288,
        10.00%, 6/15/19                                 28                32
  ------------------------------------------------------------------------------
                                                                          83
  ------------------------------------------------------------------------------
     TOTAL U.S. GOVERNMENT AGENCIES
  ------------------------------------------------------------------------------
     (COST $137,851)                                                 137,561

  U.S. GOVERNMENT OBLIGATIONS - 27.7%
  U.S. TREASURY NOTES - 27.7%
          3.00%, 12/31/06                            7,870             7,770
          3.13%, 5/15/07                            11,425            11,264
          3.38%, 2/15/08                             5,360             5,280
          4.00%, 3/15/10                             8,035             7,972
          5.00%, 8/15/11                            10,485            10,893
          4.00%, 11/15/12                            4,200             4,100
          4.25%, 11/15/14                            9,583             9,385
  ------------------------------------------------------------------------------
                                                                      56,664
  ------------------------------------------------------------------------------
  TOTAL U.S. GOVERNMENT OBLIGATIONS
  ------------------------------------------------------------------------------
  (COST $56,926)                                                      56,664
  SHORT-TERM INVESTMENT - 5.1%
  FHLB Discount Note,
          2.50%, 4/1/05                             10,419            10,419
  ------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENT
  ------------------------------------------------------------------------------
  (COST $10,419)                                                      10,419
  ------------------------------------------------------------------------------
  TOTAL INVESTMENTS - 100.1%
  ------------------------------------------------------------------------------
  (COST $205,196)                                                    204,644
    Liabilities less Other Assets - (0.1)%                              (113)
  ------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                               $204,531

(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)  When-Issued Security

At March 31, 2005, the credit quality distribution for the U.S. Government Fund was:

  QUALITY DISTRIBUTION *                                    % OF INVESTMENTS
  AAA                                                                 100.0%
  ------------------------------------------------------------------------------
  Total                                                               100.0%

* Standard & Poor's Rating Services

See Notes to the Financial Statements.

FIXED INCOME FUNDS   86   NORTHERN FUNDS ANNUAL REPORT

                                                              FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS                                 MARCH 31, 2005

1 ORGANIZATION

Northern Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes 31 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Arizona Tax-Exempt, California Intermediate Tax-Exempt, California Tax-Exempt, Fixed Income, Florida Intermediate Tax-Exempt, Global Fixed Income, High Yield Fixed Income, High Yield Municipal, Intermediate Tax-Exempt, Short-Intermediate U.S. Government, Tax-Exempt and U.S. Government Funds (collectively, the "Funds") are separate investment portfolios of the Trust, all of which are diversified portfolios except for the Arizona Tax-Exempt, California Intermediate Tax-Exempt, California Tax-Exempt, Florida Intermediate Tax-Exempt and Global Fixed Income Funds, which are non-diversified portfolios of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, N.A. ("NTI") and Northern Trust Global Investments (Europe) Limited ("NTGIE"), each a direct or indirect subsidiary of The Northern Trust Company ("Northern Trust"), serve jointly as the investment advisers of the Fixed Income and Global Fixed Income Funds. NTI serves as the investment adviser for each of the other Funds. Northern Trust also serves as the custodian, fund accountant and transfer agent for the Trust. NTI and PFPC Inc. ("PFPC") serve as the Trust's co-administrators, and Northern Funds Distributors, LLC is the Trust's distributor.

2 SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES - Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the Nasdaq Stock Market, Inc. are principally valued at the regular trading session closing price on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the Nasdaq Stock Market, Inc. are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid or asked price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Shares of open-end investment companies are valued at net asset value. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars, and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to Board of Trustees authorization, approximates fair value. Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund's NAV is calculated. The use of fair valuation involves the risk that the values used by the


                         NORTHERN FUNDS ANNUAL REPORT   87    FIXED INCOME FUNDS

FIXED INCOME FUNDS
NOTES TO THE FINANCIAL STATEMENTS (continued)

Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) STRIPPED SECURITIES - Stripped securities represent the right to receive future interest payments (interest only stripped securities) or principal payments (principal only stripped securities). The value of variable rate interest only stripped securities varies directly with changes in interest rates, while the value of fixed rate interest only stripped securities and the value of principal only stripped securities vary inversely with changes in interest rates.

C) FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S. dollars using the forward rates on the New York exchange normally at approximately 3:00 P.M. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses on investments resulting from changes in foreign exchange rates are included in the Statements of Operations with net realized and unrealized gains (losses) on investments.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are "marked-to-market" daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect gains or losses, if any, as realized in foreign currency transactions and as unrealized in forward foreign currency exchange contracts.

E) WHEN-ISSUED/DELAYED DELIVERY SECURITIES - Certain Funds may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the Net Asset Value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until settlement takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. When-Issued securities at March 31, 2005, are noted in each of the Fund's Schedule of Investments and Statements of Assets and Liabilities.

F) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

G) EXPENSES - Each Fund is charged for those expenses that are directly attributable to that Fund. Trust expenses that are not directly attributable to an individual Fund are allocated among the Funds in proportion to each Fund's relative net assets.

H) REDEMPTION FEES - The High Yield Fixed Income Fund charges a 2% redemption fee on the redemption of shares (including by exchange) acquired on or after May 2, 2004 and held for 30 days or less. For the purpose of applying the fee, the Fund uses a first-in, first-out ("FIFO") method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund, and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Fund's prospectus.

Redemption fees for the fiscal year ended March 31, 2005, were approximately $26,000 for the High Yield Fixed Income Fund. This amount is netted against "Payments for shares redeemed" on the Statements of Changes in Net Assets.

FIXED INCOME FUNDS   88      NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

I) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid as follows:

                                     DECLARATION       PAYMENT
                                      FREQUENCY       FREQUENCY
  ---------------------------------------------------------------
  Arizona Tax-Exempt                    DAILY          MONTHLY
  California Intermediate
  Tax-Exempt                            DAILY          MONTHLY
  California Tax-Exempt                 DAILY          MONTHLY
  Fixed Income                          DAILY          MONTHLY
  Florida Intermediate Tax-Exempt       DAILY          MONTHLY
  Global Fixed Income                  ANNUALLY        ANNUALLY
  High Yield Fixed Income               DAILY          MONTHLY
  High Yield Municipal                  DAILY          MONTHLY
  Intermediate Tax-Exempt               DAILY          MONTHLY
  Short-Intermediate U.S.
  Government                            DAILY          MONTHLY
  Tax-Exempt                            DAILY          MONTHLY
  U.S. Government                       DAILY          MONTHLY
  ---------------------------------------------------------------

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to foreign currency transactions, the deferral of certain realized losses and capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds' capital accounts.


J) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since each Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2004, through the fiscal year end, the following Funds incurred net capital losses for which each Fund intends to treat as having been incurred in the following fiscal year:

  Amount in thousands
  ---------------------------------------------------------------
  High Yield Municipal                                   $54
  Short-Intermediate U.S. Government                     961
  U.S. Government                                        556
  ---------------------------------------------------------------

At March 31, 2005, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

  Amounts in            MARCH 31, MARCH 31, MARCH 31, MARCH 31, MARCH 31, MARCH 31,
  thousands               2008      2009      2010      2011      2012      2013
  ---------------------------------------------------------------------------------
  Global Fixed
  Income                   $ -       $ -       $ -         $28    $199        $ -
  High Yield Fixed
  Income                     -         -       909      27,459       -          -
  High Yield Municipal     106       531       535         107       -        513
  Short-Intermediate
  U.S. Government            -         -         -           -       -      1,737
  U.S. Government            -         -         -           -       -      1,171
  ---------------------------------------------------------------------------------

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2005, the tax components of undistributed net investment income and realized gains were as follows:

                                             UNDISTRIBUTED
                                  -----------------------------------
                                  TAX-EXEMPT  ORDINARY    LONG-TERM
  Amounts in thousands              INCOME     INCOME*  CAPITAL GAINS
  -------------------------------------------------------------------
  Arizona Tax-Exempt                  $29         $10         $51
  California Intermediate
  Tax-Exempt                           28           -         121
  California Tax-Exempt                43         136           9
  Fixed Income                          -         303       1,310
  Florida Intermediate Tax-Exempt      18           -          79
  Global Fixed Income                   -         504           -
  High Yield Fixed Income               -         653           -
  High Yield Municipal                 61           -           -
  Intermediate Tax-Exempt             281         354       1,833
  Short-Intermediate U.S.
  Government                            -          41           -
  Tax-Exempt                          148         814         532
  U.S. Government                       -         485           -
  -------------------------------------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.


                         NORTHERN FUNDS ANNUAL REPORT   89    FIXED INCOME FUNDS

FIXED INCOME FUNDS
NOTES TO THE FINANCIAL STATEMENTS (continued)

The tax character of distributions paid during the fiscal year ended March 31, 2005, was as follows:

                                          DISTRIBUTIONS FROM
                                  -----------------------------------
                                  TAX-EXEMPT  ORDINARY    LONG-TERM
  Amounts in thousands              INCOME     INCOME*  CAPITAL GAINS
  -------------------------------------------------------------------
  Arizona Tax-Exempt                 $2,727       $194       $426
  California Intermediate
  Tax-Exempt                          2,547         91        295
  California Tax-Exempt               4,151        471        614
  Fixed Income                            -     32,399      1,921
  Florida Intermediate Tax-Exempt     1,627        259        191
  Global Fixed Income                     -      1,850          -
  High Yield Fixed Income                 -     60,065          -
  High Yield Municipal                4,754          4          -
  Intermediate Tax-Exempt            19,245      3,882      1,151
  Short-Intermediate U.S.
  Government                              -      4,476        295
  Tax-Exempt                         20,346      4,108      4,050
  U.S. Government                         -      7,735        345
  -------------------------------------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2004, was as follows:

                                          DISTRIBUTIONS FROM
                                  -----------------------------------
                                  TAX-EXEMPT  ORDINARY    LONG-TERM
  Amounts in thousands              INCOME     INCOME*  CAPITAL GAINS
  -------------------------------------------------------------------
  Arizona Tax-Exempt                $3,152        $242       $189
  California Intermediate
  Tax-Exempt                         2,654         559          -
  California Tax-Exempt              4,559         849        716
  Fixed Income                           -      30,352      3,781
  Florida Intermediate Tax-Exempt    1,416         849        386
  Global Fixed Income                    -       2,200          -
  High Yield Fixed Income                -      51,011          -
  High Yield Municipal               3,387           2          -
  Intermediate Tax-Exempt           20,093      10,968      1,402
  Short-Intermediate U.S.
  Government                             -       5,903        341
  Tax-Exempt                        21,491       2,422      2,377
  U.S. Government                        -      10,186      2,248
  -------------------------------------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

3 BANK LOANS

The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50% above the federal funds rate, (ii) 0.45% above IBOR (Interbank Offer Rate) or (iii) 0.45% above LIBOR (London Interbank Offering Rate), at the option of the Trust and in accordance with the terms of the agreement.

At March 31, 2005, the Funds did not have any outstanding loans.

Interest expense for the fiscal year ended March 31, 2005, was approximately $3,000 for the Global Fixed Income Fund. This amount is included in "Other Expenses" on the Statements of Operations.

4 INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment advisers are entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented in the following table as applied to each Fund's average daily net assets. For the fiscal year ended March 31, 2005, the investment advisers voluntarily agreed to waive a portion of the advisory fees as shown on the accompanying Statements of Operations. The investment advisers also have agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations to adhere to the expense limitations presented in the following table:

                                    ANNUAL     ADVISORY
                                   ADVISORY   FEES AFTER   EXPENSE
                                     FEES      WAIVERS   LIMITATIONS
  -------------------------------------------------------------------
  Arizona Tax-Exempt                 0.70%      0.65%       0.85%
  California Intermediate
  Tax-Exempt                         0.70%      0.65%       0.85%
  California Tax-Exempt              0.70%      0.65%       0.85%
  Fixed Income                       0.70%      0.70%       0.90%
  Florida Intermediate Tax-Exempt    0.70%      0.65%       0.85%
  Global Fixed Income                0.85%      0.85%       1.15%
  High Yield Fixed Income            0.70%      0.70%       0.90%
  High Yield Municipal               0.70%      0.65%       0.85%
  Intermediate Tax-Exempt            0.70%      0.65%       0.85%
  Short-Intermediate U.S.
  Government                         0.70%      0.70%       0.90%
  Tax-Exempt                         0.70%      0.65%       0.85%
  U.S. Government                    0.70%      0.70%       0.90%
  -------------------------------------------------------------------


FIXED INCOME FUNDS   90      NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

Prior to July 31, 2004, the rates for the Funds were as follows:

                                    ANNUAL     ADVISORY
                                   ADVISORY   FEES AFTER   EXPENSE
                                     FEES      WAIVERS   LIMITATIONS
  -------------------------------------------------------------------
  Arizona Tax-Exempt                 0.75%      0.70%       0.85%
  California Intermediate
  Tax-Exempt                         0.75%      0.70%       0.85%
  California Tax-Exempt              0.75%      0.70%       0.85%
  Fixed Income                       0.75%      0.75%       0.90%
  Florida Intermediate Tax-Exempt    0.75%      0.70%       0.85%
  Global Fixed Income                0.90%      0.90%       1.15%
  High Yield Fixed Income            0.75%      0.75%       0.90%
  High Yield Municipal               0.75%      0.70%       0.85%
  Intermediate Tax-Exempt            0.75%      0.70%       0.85%
  Short-Intermediate U.S.
  Government                         0.75%      0.75%       0.90%
  Tax-Exempt                         0.75%      0.70%       0.85%
  U.S. Government                    0.75%      0.75%       0.90%
  -------------------------------------------------------------------

The waivers and reimbursements described above are voluntary and may be terminated at any time.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10% of the average daily net assets outstanding for the Funds.

The Funds have a co-administration agreement with NTI and PFPC for certain administrative services. Pursuant to their co-administration agreement with the Funds, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of each Fund's average daily net assets.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. Custodian credits, if any, are reflected in the Funds' Statements of Operations.

Certain officers of the Trust are also officers of Northern Trust. All officers serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Accrued other liabilities" on the Statements of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The income, gains and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan. At March 31, 2005, amounts payable were approximately $3,000 for the Fixed Income Fund, and $2,000 for the Intermediate Tax-Exempt and Tax-Exempt Funds. The amounts payable for all other Funds were approximately $1,000.


                         NORTHERN FUNDS ANNUAL REPORT   91    FIXED INCOME FUNDS

FIXED INCOME FUNDS
NOTES TO THE FINANCIAL STATEMENTS (continued)

5 INVESTMENT TRANSACTIONS

For the fiscal year ended March 31, 2005, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

                                                                       PURCHASES                             SALES
  Amounts in thousands                                     U.S. GOVERNMENT        OTHER        U.S. GOVERNMENT        OTHER
  -------------------------------------------------------------------------------------------------------------------------------
  Arizona Tax-Exempt                                         $        -          $23,972         $        -           $25,646
  California Intermediate Tax-Exempt                                  -           58,442                  -            61,885
  California Tax-Exempt                                               -           71,174                  -            87,034
  Fixed Income                                                1,079,749          357,746          1,053,654           356,138
  Florida Intermediate Tax-Exempt                                     -           31,004                  -            27,164
  Global Fixed Income                                             7,043            6,850              6,333            24,551
  High Yield Fixed Income                                             -          840,752                  -           696,132
  High Yield Municipal                                                -           53,186                  -            19,356
  Intermediate Tax-Exempt                                             -          980,834                  -         1,057,980
  Short-Intermediate U.S. Government                            299,798                -            331,637                 -
  Tax-Exempt                                                          -          703,835                  -           765,611
  U.S. Government                                               318,338                -            383,404                 -
  -------------------------------------------------------------------------------------------------------------------------------

At March 31, 2005, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

                                                             UNREALIZED        UNREALIZED     NET APPRECIATION     COST BASIS
  Amounts in thousands                                      APPRECIATION      DEPRECIATION     (DEPRECIATION)     OF SECURITIES
  -------------------------------------------------------------------------------------------------------------------------------
  Arizona Tax-Exempt                                            $3,242              $(70)           $3,172           $61,558
  California Intermediate Tax-Exempt                             3,329               (81)            3,248            71,713
  California Tax-Exempt                                          6,034               (38)            5,996            88,240
  Fixed Income                                                   2,616           (11,372)           (8,756)          887,843
  Florida Intermediate Tax-Exempt                                  546              (394)              152            54,678
  Global Fixed Income                                            3,788              (247)            3,541            38,366
  High Yield Fixed Income                                       17,952           (16,277)            1,675           827,714
  High Yield Municipal                                           4,342              (692)            3,650           119,188
  Intermediate Tax-Exempt                                       15,526            (2,550)           12,976           559,149
  Short-Intermediate U.S. Government                                 3            (1,944)           (1,941)          160,312
  Tax-Exempt                                                    26,304              (700)           25,604           420,635
  U.S. Government                                                1,328            (1,970)             (642)          205,286
  -------------------------------------------------------------------------------------------------------------------------------


FIXED INCOME FUNDS   92      NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

6 CAPITAL SHARE TRANSACTIONS

Transactions of shares of the Funds for the fiscal year ended March 31, 2005, were as follows:

                                                                                                                       NET
                                                                              REINVESTMENT                          INCREASE
  Amounts in thousands                                          SOLD          OF DIVIDENDS        REDEEMED         (DECREASE)
  -------------------------------------------------------------------------------------------------------------------------------
  Arizona Tax-Exempt                                              555                81             (1,616)            (980)
  California Intermediate Tax-Exempt                            1,399                45             (1,671)            (227)
  California Tax-Exempt                                         1,439               101             (2,953)          (1,413)
  Fixed Income                                                 18,970               793            (16,367)           3,396
  Florida Intermediate Tax-Exempt                               1,087                97             (1,202)             (18)
  Global Fixed Income                                           2,496                22             (3,941)          (1,423)
  High Yield Fixed Income                                      50,682             1,614            (42,371)           9,925
  High Yield Municipal                                          6,375                95             (2,868)           3,602
  Intermediate Tax-Exempt                                       6,832               579            (11,008)          (3,597)
  Short-Intermediate U.S. Government                            6,761               186            (10,207)          (3,260)
  Tax-Exempt                                                    4,671               895             (8,903)          (3,337)
  U.S. Government                                               2,678               236             (9,506)          (6,592)
  -------------------------------------------------------------------------------------------------------------------------------

Transactions of shares of the Funds for the fiscal year ended March 31, 2004, were as follows:

                                                                                                                       NET
                                                                              REINVESTMENT                          INCREASE
  Amounts in thousands                                          SOLD          OF DIVIDENDS        REDEEMED         (DECREASE)
  -------------------------------------------------------------------------------------------------------------------------------
  Arizona Tax-Exempt                                            1,076                53             (1,515)            (386)
  California Intermediate Tax-Exempt                            1,432                47             (2,189)            (710)
  California Tax-Exempt                                         1,692               141             (2,848)          (1,015)
  Fixed Income                                                 19,153               841            (18,098)           1,896
  Florida Intermediate Tax-Exempt                               2,477               135             (2,464)             148
  Global Fixed Income                                           3,667                19             (1,155)           2,531
  High Yield Fixed Income                                      68,584             1,195            (26,648)          43,131
  High Yield Municipal                                          6,193                50             (2,465)           3,778
  Intermediate Tax-Exempt                                       6,707             1,168            (11,011)          (3,136)
  Short-Intermediate U.S. Government                           12,352               258            (11,344)           1,266
  Tax-Exempt                                                    6,141               556             (9,510)          (2,813)
  U.S. Government                                               5,237               454            (11,884)          (6,193)
  -------------------------------------------------------------------------------------------------------------------------------


                         NORTHERN FUNDS ANNUAL REPORT   93    FIXED INCOME FUNDS

FIXED INCOME FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS
AND BOARD OF TRUSTEES
OF NORTHERN FUNDS:           We have audited the accompanying statements of
                             assets and liabilities, including the schedules of investments, of Arizona Tax-Exempt Fund, California
                             Intermediate Tax-Exempt Fund, California Tax-Exempt
                             Fund, Fixed Income Fund, Florida Intermediate
                             Tax-Exempt Fund, Global Fixed Income Fund, High
                             Yield Fixed Income Fund, High Yield Municipal Fund,
                             Intermediate Tax-Exempt Fund, Short-Intermediate
                             U.S. Government Fund, Tax-Exempt Fund and U.S.
                             Government Fund (collectively, the "Funds"), twelve of the separate portfolios comprising part of Northern Funds, as of March 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Funds' financial highlights for the periods ended prior to March 31, 2003, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated May 2, 2002.

                             We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the Funds' custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

                             In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the two year period then ended, and the financial highlights for each of the three years in the three year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                             DELOITTE & TOUCHE LLP
                             Chicago, Illinois
                             May 13, 2005


FIXED INCOME FUNDS   94      NORTHERN FUNDS ANNUAL REPORT

                                                              FIXED INCOME FUNDS
TAX INFORMATION                                       MARCH 31, 2005 (UNAUDITED)

CAPITAL GAIN DISTRIBUTION - The following Funds made capital gain distributions in December 2004, and hereby designate these long-term capital gain distributions as follows (per share):

                                                       LONG-TERM
                                                      CAPITAL GAIN
  FUND                                                    15%
  -----------------------------------------------------------------
  Arizona Tax-Exempt                                     $0.06
  California Intermediate Tax-Exempt                      0.04
  California Tax-Exempt                                   0.06
  Fixed Income                                            0.02
  Florida Intermediate Tax-Exempt                         0.03
  Intermediate Tax-Exempt                                 0.02
  Short-Intermediate U.S. Government                      0.01
  Tax-Exempt                                              0.09
  U.S. Government                                         0.01
  -----------------------------------------------------------------

EXEMPT-INTEREST DIVIDENDS -- During the year ended March 31, 2005, the percentage of dividends derived from net investment income paid by each of the following Funds as "exempt-interest dividends," excludable from gross income for federal income tax purposes were as follows: Arizona Tax-Exempt 98.70%, California Intermediate Tax-Exempt 99.14%, California Tax-Exempt 98.69%, Florida Intermediate Tax-Exempt 100.00%, High Yield Municipal 99.92%, Intermediate Tax-Exempt 99.77% and Tax-Exempt 99.65%.


                         NORTHERN FUNDS ANNUAL REPORT   95    FIXED INCOME FUNDS

FIXED INCOME FUNDS

FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the High Yield Fixed Income Fund; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2004, through March 31, 2005.


ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid 10/1/04 - 3/31/05" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 89) in the High Yield Fixed Income Fund. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

ARIZONA TAX-EXEMPT

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE           PAID*
                           RATIO      10/1/04      3/31/05    10/1/04 - 3/31/05
  -----------------------------------------------------------------------------
  Actual                   0.85%     $1,000.00      $999.80         $4.24
  Hypothetical             0.85%     $1,000.00    $1,020.69         $4.28**
  -----------------------------------------------------------------------------

CALIFORNIA INTERMEDIATE TAX-EXEMPT

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE           PAID*
                           RATIO      10/1/04      3/31/05    10/1/04 - 3/31/05
  -----------------------------------------------------------------------------
  Actual                   0.85%     $1,000.00    $1,002.60         $4.24
  Hypothetical             0.85%     $1,000.00    $1,020.69         $4.28**
  -----------------------------------------------------------------------------

CALIFORNIA TAX-EXEMPT

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE           PAID*
                           RATIO      10/1/04      3/31/05    10/1/04 - 3/31/05
  -----------------------------------------------------------------------------
  Actual                   0.85%     $1,000.00    $1,009.90         $4.26
  Hypothetical             0.85%     $1,000.00    $1,020.69         $4.28**
  -----------------------------------------------------------------------------

FIXED INCOME

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE           PAID*
                           RATIO      10/1/04      3/31/05    10/1/04 - 3/31/05
  -----------------------------------------------------------------------------
  Actual                   0.90%     $1,000.00    $1,003.30         $4.50
  Hypothetical             0.90%     $1,000.00    $1,020.44         $4.53**
  -----------------------------------------------------------------------------

FLORIDA INTERMEDIATE TAX-EXEMPT

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE           PAID*
                           RATIO      10/1/04      3/31/05    10/1/04 - 3/31/05
  -----------------------------------------------------------------------------
  Actual                   0.85%     $1,000.00      $999.40         $4.24
  Hypothetical             0.85%     $1,000.00    $1,020.69         $4.28**
  -----------------------------------------------------------------------------

GLOBAL FIXED INCOME

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE           PAID*
                           RATIO      10/1/04      3/31/05    10/1/04 - 3/31/05
  -----------------------------------------------------------------------------
  Actual                   1.15%     $1,000.00    $1,052.30         $5.88
  Hypothetical             1.15%     $1,000.00    $1,019.20         $5.79**
  -----------------------------------------------------------------------------


FIXED INCOME FUNDS   96      NORTHERN FUNDS ANNUAL REPORT

                                                      MARCH 31, 2005 (UNAUDITED)

HIGH YIELD FIXED INCOME

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE           PAID*
                           RATIO      10/1/04      3/31/05    10/1/04 - 3/31/05
  -----------------------------------------------------------------------------
  Actual                   0.90%     $1,000.00    $1,018.50         $4.53
  Hypothetical             0.90%     $1,000.00    $1,020.44         $4.53**
  -----------------------------------------------------------------------------

HIGH YIELD MUNICIPAL

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE           PAID*
                           RATIO      10/1/04      3/31/05    10/1/04 - 3/31/05
  -----------------------------------------------------------------------------
  Actual                   0.85%     $1,000.00    $1,027.10         $4.30
  Hypothetical             0.85%     $1,000.00    $1,020.69         $4.28**
  -----------------------------------------------------------------------------

INTERMEDIATE TAX-EXEMPT

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE           PAID*
                           RATIO      10/1/04      3/31/05    10/1/04 - 3/31/05
  -----------------------------------------------------------------------------
  Actual                   0.85%     $1,000.00    $1,003.30         $4.25
  Hypothetical             0.85%     $1,000.00    $1,020.69         $4.28**
  -----------------------------------------------------------------------------

SHORT-INTERMEDIATE U.S. GOVERNMENT

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE           PAID*
                           RATIO      10/1/04      3/31/05    10/1/04 - 3/31/05
  -----------------------------------------------------------------------------
  Actual                   0.90%     $1,000.00      $992.80         $4.47
  Hypothetical             0.90%     $1,000.00    $1,020.44         $4.53**
  -----------------------------------------------------------------------------

TAX-EXEMPT

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE           PAID*
                           RATIO      10/1/04      3/31/05    10/1/04 - 3/31/05
  -----------------------------------------------------------------------------
  Actual                   0.85%     $1,000.00    $1,009.00         $4.26
  Hypothetical             0.85%     $1,000.00    $1,020.69         $4.28**
  -----------------------------------------------------------------------------

U.S. GOVERNMENT

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE           PAID*
                           RATIO      10/1/04      3/31/05    10/1/04 - 3/31/05
  -----------------------------------------------------------------------------
  Actual                   0.90%     $1,000.00      $992.80         $4.47
  Hypothetical             0.90%     $1,000.00    $1,020.44         $4.53**
  -----------------------------------------------------------------------------

 *Expenses are calculated using the Funds' annualized expense ratios, which represents ongoing expenses as a percentage of net assets for the fiscal year ended March 31, 2005. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365). Expense ratios for the most recent fiscal half year may differ from expense ratios based on one-year data in the Financial Highlights.

**Hypothetical expenses are based on the Funds' actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.


                         NORTHERN FUNDS ANNUAL REPORT   97    FIXED INCOME FUNDS

FIXED INCOME FUNDS

ABBREVIATIONS AND OTHER INFORMATION


With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

   EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------


ACA       American Capital Access

AMBAC     American Municipal Bond Assurance Corporation

AMT       Alternative Minimum Tax

ASU       Arizona State University

COLLD.    Collateralized

COP       Certificate of Participation

FGIC      Financial Guaranty Insurance Corporation

FHA       Federal Housing Authority

FHLB      Federal Home Loan Bank

FNMA      Fannie Mae

FSA       Financial Security Assurance

GNMA      Government National Mortgage Association

G.O.      General Obligation

GTD.      Guaranteed

HFA       Housing Finance Authority

IBC       Insured Bond Certificates

IDA       Industrial Development Authority

IDR       Industrial Development Revenue

LOC       Letter of Credit

MBIA      Municipal Bond Insurance Association

PCR       Pollution Control Revenue

PFA       Public Finance Authority

PSF       Permanent School Fund

REIT      Real Estate Investment Trust

SFM       Single Family Mortgage

SWD       Solid Waste Disposal

TCRS      Transferable Custodial Receipts

TRB       Tax Revenue Bonds

VRDB      Variable Rate Demand Bonds

XLCA      XL Capital Assurance


FIXED INCOME FUNDS   98      NORTHERN FUNDS ANNUAL REPORT

                                                              FIXED INCOME FUNDS

TRUSTEES AND OFFICERS                                             MARCH 31, 2005

Set forth below is information about the Trustees and Officers of Northern Funds. Each Trustee has served in that capacity since he or she was originally elected or appointed to the Board of Trustees. Each Trustee oversees a total of 53 portfolios in the Northern Funds Complex -- Northern Funds offers 31 portfolios and Northern Institutional Funds offers 22 portfolios. The Northern Funds' Statement of Additional Information contains additional information about the Trustees and is available upon request and without charge by calling 800/595-9111.

   -------------------------------------------------------------------------------------------------------------------------
   NON-INTERESTED TRUSTEES
   NAME, ADDRESS (1), AGE,
   POSITIONS HELD WITH
   FUND AND LENGTH OF
   SERVICE AS NORTHERN                                                                          OTHER DIRECTORSHIPS
   FUNDS TRUSTEE (2)             PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS                   HELD BY TRUSTEE
   -------------------------------------------------------------------------------------------------------------------------

   WILLIAM L. BAX (3)            - Managing Partner of PricewaterhouseCoopers (an accounting    - Sears Holding Corp. (a
   Age: 61                         firm) from 1999 to 2003;                                       retail company).
   Trustee since 2005            - Director of Big Shoulders Fund since 1997;
                                 - Director of Children's Memorial Hospital since 1997;
                                 - Trustee of DePaul University since 1998.

   RICHARD G. CLINE              - Chairman and President of Hawthorne Investors, Inc. (a       - PepsiAmericas (a soft
   Age: 70                         management advisory services and private investment            drink bottling company);
   Trustee since 2000              company) since 1996;                                         - Ryerson Tull, Inc. (a
                                 - Managing Partner of Hawthorne Investments, LLC (a              metals distribution
                                   management advisory services and private investment            company).
                                   company) since 2001;
                                 - Managing Member of Hawthorne Investments II, LLC (a
                                   private investments company) since 2004;
                                 - Chairman and Director of Hussmann International, Inc. (a
                                   refrigeration company) from 1998 to 2000.

   EDWARD J. CONDON, JR.         - Chairman and CEO of The Paradigm Group, Ltd. (a financial    - None
   Age: 64                         adviser) since 1993;
   Trustee since 2000            - Principal and Co-Founder of Paradigm Capital since 1996;
                                 - Senior Partner of NewEllis Ventures since 2001;
                                 - Member of the Board of Managers of The Liberty Hampshire
                                   Company, LLC (a receivable securitization company) from
                                   1996 to 2001;
                                 - Director of Financial Pacific Company (a small business
                                   leasing company) from 1998 to 2004;
                                 - Member and Director of the Illinois Venture Capital
                                   Association since 2001;
                                 - Trustee at Dominican University;
                                 - Member of the Board of Directors of the Children's Museum;
                                 - Member of the Board of Governors, the Metropolitan Club.

   WILLIAM J. DOLAN, JR.         - Financial Consultant at Ernst & Young LLP (an accounting     - None
   Age: 72                         firm) from 1992 to 1993 and 1997.
   Trustee since 1994

   SHARON GIST GILLIAM           - Executive Vice President of Unison-Maximus, Inc. (aviation   - None
   Age: 61                         and governmental consulting company).
   Trustee since 2001

   SANDRA POLK GUTHMAN           - CEO of Polk Bros. Foundation (an Illinois not-for-profit     - None
   Age: 61                         corporation) since 1993;
   Trustee since 2000            - Director of MBIA Insurance Corp. of Illinois (a municipal bond insurance company) since 1994;
                                 - Director of STS Consultants, Ltd. (an employee owned
                                   engineering consulting firm).

   MICHAEL E. MURPHY             - President of Sara Lee Foundation (philanthropic              - Coach, Inc.;
   Age: 68                         organization) from 1997 to 2001.                             - Payless Shoe Source, Inc.
   Trustee since 1998                                                                             (a retail shoe store
                                                                                                  business);
                                                                                                - GATX Corporation (a
                                                                                                  railroad holding company).

   RICHARD P. STRUBEL            - Vice Chairman, President and Chief Operating Officer of      - Gildan Activewear, Inc.
   Age: 65                         UNext Inc. (a provider of educational services via the         (an athletic clothing
   Trustee since 2000              Internet) since 2003 and 1999, respectively;                   marketing and
                                 - Director of Cantilever Technologies (a private software        manufacturing company);
                                   company) since 1999.                                         - Goldman Sachs Mutual Fund
                                                                                                  Complex (63 portfolios);
                                                                                                - Goldman Sachs Closed-End
                                                                                                  Fund.
   -------------------------------------------------------------------------------------------------------------------------


                         NORTHERN FUNDS ANNUAL REPORT   99    FIXED INCOME FUNDS

FIXED INCOME FUNDS
TRUSTEES AND OFFICERS (continued)

   -----------------------------------------------------------------------------------------------------------------------
   INTERESTED TRUSTEES
   NAME, ADDRESS (1), AGE,
   POSITIONS HELD WITH
   FUND AND LENGTH OF
   SERVICE AS NORTHERN                                                                        OTHER DIRECTORSHIPS
   FUNDS TRUSTEE (2)             PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS                 HELD BY TRUSTEE
   -----------------------------------------------------------------------------------------------------------------------
   MARY JACOBS SKINNER,          - Partner in the law firm of Sidley Austin Brown & Wood.     - None
   ESQ. (4)
   Age: 47
   Trustee since 1998

   STEPHEN TIMBERS (4)           - Vice Chairman of Northern Trust Corporation and The        - USF Corporation;
   Age: 60                         Northern Trust Company from 2003 to 2004;                  - Calamos Mutual Fund
   Trustee since 2000            - President and Chief Executive Officer of Northern Trust      Complex (10 portfolios);
                                   Investments, N.A. from 2001 to 2004;                       - Calamos Closed-End Funds
                                 - President of Northern Trust Global Investments, a            (3 portfolios).
                                   division of Northern Trust Corporation and Executive
                                   Vice President of The Northern Trust Company from 1998
                                   to 2003.
   -----------------------------------------------------------------------------------------------------------------------

(1) Each Trustee may be contacted by writing to the Trustee, c/o Jeffrey A. Dalke, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103-6996.

(2) Each Trustee serves until his or her resignation, removal or retirement, or election of his or her successor.

(3) Mr. Bax was appointed to the Trust as of January 1, 2005.

(4) An "interested person," as defined by the Investment Company Act of 1940, as amended. Ms. Skinner is deemed to be an "interested" Trustee because her law firm provides legal services to Northern Trust Corporation and its affiliates, and because she owns shares of Northern Trust Corporation. Mr. Timbers is deemed to be an interested Trustee because he is a former officer, director, employee and is a shareholder of Northern Trust Corporation and/or its affiliates.


FIXED INCOME FUNDS  100      NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

   ------------------------------------------------------------------------------------------
   OFFICERS OF THE TRUST (1)
   NAME, ADDRESS, AGE,
   POSITIONS HELD WITH
   FUND AND LENGTH OF
   SERVICE AS NORTHERN
   FUNDS OFFICER                 PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
   ------------------------------------------------------------------------------------------
   LLOYD A. WENNLUND             - Executive Vice President since 2003 and Director since
   Age: 47                         2001 of Northern Trust Investments, N.A.; Executive Vice
   50 South LaSalle Street         President and other positions at The Northern Trust
   Chicago, IL 60675               Company, President of Northern Trust Securities, Inc., and
   President since 2000            Managing Executive, Mutual Funds for Northern Trust Global
                                   Investments since 1989.

   ERIC K. SCHWEITZER            - Senior Vice President at Northern Trust Investments, N.A.
   Age: 43                         since 2001 and Senior Vice President at The Northern Trust
   50 South LaSalle Street         Company and the Director of Distribution, Product
   Chicago, IL 60675               Management and Client Services in the Mutual Fund Group of
   Vice President since 2000       Northern Trust Global Investments since 2000; Managing
                                   Director of Mutual Funds for US Bancorp from 1997 to 2000.

   STUART SCHULDT                - Senior Vice President and Division Manager of Fund
   Age: 43                         Administration and Fund Accounting at
   50 South LaSalle Street         The Northern Trust Company since 1998.
   Chicago, IL 60675
   Treasurer since 2005

   SUSAN J. HILL                 - Senior Vice President of Compliance of Northern Trust
   Age: 48                         Global Investments Administration since 2004; Vice
   50 South LaSalle Street         President of Compliance of Northern Trust Global
   Chicago, IL 60675               Investments Administration from 2000 to 2004; Vice
   Chief Compliance Officer        President at Van Kampen Investments from 1992 to 2000.
   since 2004

   WES L. RINGO                  - Senior Vice President of Northern Trust Investments, N.A.
   Age: 54                         and Compliance Director of Northern Trust Securities, Inc.
   50 South LaSalle Street         since 2001; Managing Director, Assistant General Counsel
   Chicago, IL 60675               and Director of Regulatory Affairs of U.S. Bancorp Piper
   Anti-Money Laundering           Jaffrey from 1996 to 2001.
   Compliance Officer since
   2002

   BRIAN OVAERT                  - Senior Vice President and Department Head at The Northern
   Age: 43                         Trust Company overseeing Fund Accounting, Transfer Agent
   50 Bank Street                  and Fund Administration functions since 1998.
   Canary Wharf
   London, E145NT
   Assistant Treasurer since
   2005

   JEFFREY A. DALKE, ESQ.        - Partner in the law firm of Drinker Biddle & Reath LLP.
   Age: 54
   One Logan Square
   18th and Cherry Streets
   Philadelphia, PA 19103-6996
   Secretary since 1993

   LINDA J. HOARD, ESQ.          - Senior Counsel and Vice President at PFPC Inc. since 1998.
   Age: 57
   99 High Street, 27th Floor
   Boston, MA 02110
   Assistant Secretary since
   1999

   LORI V. O'SHAUGHNESSY         - Counsel and Vice President at PFPC Inc. since 2005;
   Age: 33                         Associate Counsel and Director at PFPC Inc. from 2002 to
   99 High Street, 27th Floor      2005; Associate Counsel at Investors Bank & Trust Company,
   Boston, MA 02110                a financial service provider, from 2001 to 2002; Manager
   Assistant Secretary since       in the Regulatory Administration Department of PFPC Inc.
   2003                            prior thereto.
   ------------------------------------------------------------------------------------------

(1) Each Officer serves until his or her resignation, removal or retirement, or election of his or her successor.


                         NORTHERN FUNDS ANNUAL REPORT   101   FIXED INCOME FUNDS

FIXED INCOME FUNDS
TRUSTEES AND OFFICERS (continued)

---------------------------------------------------------------
   APPROVAL OF ADVISORY AGREEMENT


  The Trustees oversee the management of the Trust, and review the investment performance and expenses of the investment funds covered by this Report (the "Funds") at regularly scheduled meetings held during the Funds' fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust's investment advisory agreement (the "Advisory Agreement") with Northern Trust Investments, N.A. and Northern Trust Global Investments (Europe) Limited (the "Investment Advisers") for the Funds.

  The Advisory Agreement for the Funds was most recently approved by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as such term is defined in the Investment Company Act of 1940, as amended) of any party thereto (the "non-interested Trustees"), on February 11, 2005. Prior to meetings held on October 26, 2004 and February 10-11, 2005, the Board of Trustees received written presentations provided by the Investment Advisers relating to the Trustees' consideration of the Advisory Agreement, and at those meetings, the Trustees also considered the Investment Advisers' oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law.

  In considering whether to approve the Advisory Agreement, the Trustees examined various factors, but did not identify any particular factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Advisers. In this regard, the Trustees considered both the investment advisory services, and the other, non-advisory services, that are provided to the Funds by the Investment Advisers and their affiliates. These services include services as the Funds' custodian, transfer agent and co-administrator. The Trustees also considered that many of the Funds' shareholders had other client relationships with The Northern Trust Company. The Trustees believed that the Investment Advisers had allocated substantial resources and personnel, and had made significant financial commitments, to the investment management and other operations of the Funds, and were able to provide quality services to the Funds. The Trustees also believed that the Investment Advisers had made significant commitments to address new regulatory compliance requirements applicable to the Funds and had developed an internal audit program.

  In addition, the Trustees considered the investment performance of the respective Funds and the Investment Advisers. In this regard, the Trustees compared the investment performance of the respective Funds to the performance of other Securities and Exchange Commission-registered funds and to rankings and ratings issued by third party consultants. The Trustees considered the Funds' investment performance in light of the investment benchmarks, objectives and credit parameters applicable to the Funds and the investor base the Funds are intended to serve. The Trustees believed that overall the investment performance of the Funds was competitive. In addition, the Trustees reviewed the consistency in the Investment Advisers' investment approach for the respective Funds.

  The Trustees also considered the Funds' contractual advisory fee rates; the Funds' total operating expense ratios; the Investment Advisers' voluntary fee waivers and expense reimbursements with respect to the Funds; and whether a consistent methodology was in place in determining the fees and expenses of the respective Funds. In addition, the Trustees considered the fees paid by the Funds to the Investment Advisers for custodial, transfer agency and co-administration services, and reviewed information as to whether the Investment Advisers had passed, and were likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered the amount of assets in the Funds; information relating to the costs of the services provided by the Investment Advisers and their affiliates and the profits realized by them; and information comparing fee rates charged by the Investment Advisers (which do not include fee breakpoints) with fee rates charged by other, unaffiliated investment managers to their clients. The Trustees also considered the reductions in the contractual fee rates for the Funds that were approved in 2004.

  Information on the services rendered by the Investment Advisers to the Funds, the fees paid by the Funds under the Advisory Agreement and the Funds' total operating expense ratios were compared to similar information for other mutual funds advised by the Investment Advisers and other, unaffiliated investment management firms. Comparisons of the Funds' fee rates and total operating expense ratios were prepared by a third-party consultant. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Funds.

FIXED INCOME FUNDS  102      NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                  Information was also provided on the fee rates charged by the Investment Advisers to private accounts managed by them.

                  After deliberation, the Trustees concluded that the fees paid by the Funds were reasonable in light of the services provided by the Investment Advisers, their costs and the Funds' current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.


                         NORTHERN FUNDS ANNUAL REPORT   103   FIXED INCOME FUNDS

FIXED INCOME FUNDS

FOR MORE INFORMATION                                              MARCH 31, 2005

  PORTFOLIO HOLDINGS

  Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's Web site at sec.gov. You may also review and obtain copies at the SEC's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800/SEC-0330.

  PROXY VOTING

  A description of Northern Funds' Proxy Voting Policies and Procedures and each Fund's portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by visiting Northern Funds' Web site at northernfunds.com or the SEC's Web site at sec.gov or by calling the Northern Funds Center at 800/595-9111.


FIXED INCOME FUNDS  104      NORTHERN FUNDS ANNUAL REPORT

                                                              MONEY MARKET FUNDS

TABLE OF CONTENTS

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds' investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management's predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Fund management strategies from those currently expected to be employed.

Investments in the Funds are not insured or guaranteed by the FDIC or any other governmental agency. Although each Fund seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Funds Distributors, LLC, not affiliated with Northern Trust.
--------------------------------------------------------------------------------
                                NOT FDIC INSURED

--------------------------------------------------------------------------------
                        May lose value/No bank guarantee

--------------------------------------------------------------------------------




 2      PORTFOLIO MANAGEMENT COMMENTARY
 7      STATEMENTS OF ASSETS AND LIABILITIES
 8      STATEMENTS OF OPERATIONS
 9      STATEMENTS OF CHANGES IN NET ASSETS
 10     FINANCIAL HIGHLIGHTS
        SCHEDULES OF INVESTMENTS
        15    CALIFORNIA MUNICIPAL MONEY MARKET FUND
        23    MONEY MARKET FUND
        30    MUNICIPAL MONEY MARKET FUND
        63    U.S. GOVERNMENT MONEY MARKET FUND
        65    U.S. GOVERNMENT SELECT MONEY MARKET FUND
 67     NOTES TO THE FINANCIAL STATEMENTS
 70     REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
 71     FUND EXPENSES
 72     ABBREVIATIONS AND OTHER INFORMATION
 73     TRUSTEES AND OFFICERS
 78     FOR MORE INFORMATION

                         NORTHERN FUNDS ANNUAL REPORT  1      MONEY MARKET FUNDS

MONEY MARKET FUNDS
PORTFOLIO MANAGEMENT COMMENTARY

CALIFORNIA MUNICIPAL
MONEY MARKET FUND
                                                                    FUND MANAGER
The California Municipal Money Market Fund enjoyed strong                           KURT STOEBER
performance for its most recent fiscal year ended March 31,
2005. California continued to see improvement in its                                With Northern Trust
financial health, and a bolstered fiscal condition enabled                          since 2000
the state to regain its "top-tier" short-term credit status
from the major ratings agencies. In October 2004, California        [PHOTO]
came to market with eight-month Tax and Revenue Notes. The          FUND STATISTICS
notes were priced to reflect the state's improved credit
standing and were well received by investors. These positive        INCEPTION DATE: November 29, 1994
developments helped to strengthen the Fund's overall credit         TOTAL NET ASSETS: $909 million
profile and 1994 also increased the range of investment             DIVIDEND SCHEDULE: Monthly
opportunities for the Fund.
                                                                    Performance quoted represents past
During the period, we kept the Fund's duration short to             performance and does not guarantee
neutral versus its benchmark. Our investment vehicles of            future results. Investment return will
choice were primarily variable rate demand obligations with         fluctuate so that shares, when
coupons that reset daily or weekly and "put bonds" which may        redeemed, may be worth more or less than
be redeemed at par before maturity. This strategy worked            their original cost. Current
well in light of the rising interest rate environment we            performance may be lower or higher than
experienced. For the 12-month period ended March 31, 2005,          that shown here. Current 7-Day Yield
the Fund's total return of 0.92 percent outperformed the            more closely reflects the current
benchmark, the iMoneyNet(TM) California State-Specific              earnings of the Fund than total return.
Retail Index, which had a total return of 0.79 percent.             Performance data current to the most
                                                                    recent month-end is available at
We expect to begin to extend the Fund's duration by                 NORTHERNFUNDS.COM.
purchasing one-year tax and revenue anticipation notes
during this year's note issuance season that begins in June.        Performance calculations reflect fee
And we remain committed to diversifying the Fund's holdings         waivers in effect. Current 7-Day Yield
by purchasing high-quality investments.                             refers to the net income generated over
                                                                    the 7-day period ending on 3/31/05. In
                                                                    the absence of fee waivers, the Current
                                                                    7-Day Yield for the California
                                                                    Municipal Money Market Fund would have
                                                                    been 1.45% as of 3/31/05.

PERFORMANCE

YIELD COMPARISONS AVERAGE MONTHLY RATES

                      CALIFORNIA MUNICIPAL   IMONEYNET MFR AVERAGE(TM)/
                      MONEY MARKET FUND      CALIFORNIA STATE-SPECIFIC RETAIL
-----------------------------------------------------------------------------
   2005    MARCH      1.38%                  1.24%
           FEBRUARY   1.37%                  1.20%
           JANUARY    1.22%                  1.09%
-----------------------------------------------------------------------------
   2004    DECEMBER   1.12%                  1.00%
           NOVEMBER   1.09%                  0.97%
           OCTOBER    1.12%                  0.98%
           SEPTEMBER  0.86%                  0.73%
           AUGUST     0.66%                  0.54%
           JULY       0.53%                  0.43%
           JUNE       0.55%                  0.42%
           MAY        0.55%                  0.42%
           APRIL      0.54%                  0.41%
-----------------------------------------------------------------------------

AVERAGE ANNUAL RETURNS PERIOD ENDED 3/31/05

--------------------------------------------------
  ONE YEAR                                0.92%
  FIVE YEAR                               1.44%
  TEN YEAR                                2.26%
  SINCE INCEPTION                         2.31%
--------------------------------------------------

CURRENT 7-DAY YIELD

--------------------------------------------------
  PERIOD ENDED 3/31/05                    1.55%
--------------------------------------------------

We compare our Funds to the iMoneyNet Money Fund Report Averages, which are composites of professionally managed money market investments with similar investment objectives.

MONEY MARKET FUNDS   2   NORTHERN FUNDS ANNUAL REPORT

                                                              MONEY MARKET FUNDS

PORTFOLIO MANAGEMENT COMMENTARY
MONEY MARKET FUND

Short-term interest rates remained on hold at 1.00 percent          FUND MANAGER
in early 2004, as the Federal Reserve provided accommodative                         ALI BLEECKER
monetary policy to help support economic expansion. However,
by early spring 2004, yields on short-term Treasuries rose                           With Northern Trust
as the market anticipated that the Fed would soon tighten                            since 2000
credit. The Fed then began to raise interest rates in June
as evidence of stronger economic growth provided room for a         [PHOTO]
move away from an accommodative stance. After seven                 FUND STATISTICS
quarter-point tightenings during the 12-month period ended
March 31, 2005, recent fundamentals suggest that the Fed            INCEPTION DATE: April 11, 1994
will keep a keen eye on inflation expectations.                     TOTAL NET ASSETS: $7.9 billion
                                                                    DIVIDEND SCHEDULE: Monthly
For the 12-month period, the Money Market Fund posted a 1.22
percent total return, compared with the 0.97 percent total          Performance quoted represents past
return of the iMoneyNet(TM) First Tier Retail Index. As of          performance and does not guarantee
March 31, the Fund's 7-day current yield was 2.27 percent.          future results. Investment return will
We maintained a neutral to above-average duration throughout        fluctuate so that shares, when
2004 given expectations of Fed tightening. The Fund's               redeemed, may be worth more or less
duration was slightly above average during the first half of        than their original cost. Current
the year, as the market was factoring in Fed inaction due to        performance may be lower or higher than
the softness of the economic expansion. During the spring           that shown here. Current 7-Day Yield
and early summer, we focused on adding floating rate notes          more closely reflects the current
to enhance the Fund's yield in a rising rate environment. We        earnings of the Fund than total return.
targeted neutral duration relative to our benchmark during          Performance data current to the most
the summer, and as interest rates pushed higher in early            recent month-end is available at
September, we added some six- and nine-month positions at           NORTHERNFUNDS.COM.
levels that priced in aggressive tightening by the Fed
throughout the rest of 2004 and into 2005.                          Performance calculations reflect fee
                                                                    waivers in effect. Current 7-Day Yield
As 2004 came to a close, we utilized a "barbell" strategy--         refers to the net income generated over
a concentration in shorter- and longer-term money market            the 7-day period ending on 3/31/05. In
securities and a corresponding underweight intermediate-term        the absence of fee waivers, the Current
issues -- allowing us to not only take advantage of rising          7-Day Yield for the Money Market Fund
rates in the short end, but also to lock in higher yields on        would have been 2.17% as of 3/31/05.
longer-dated assets. We moved to modestly above-average
duration relative to the benchmark during the first three
months of 2005, as the yield curve reflected the expectation that the Fed will be more aggressive than we anticipate.

PERFORMANCE

YIELD COMPARISONS AVERAGE MONTHLY RATES

                                         IMONEYNET MFR AVERAGE(TM)/
                     MONEY MARKET FUND   FIRST TIER RETAIL
---------------------------------------------------------------------
  2005    MARCH      2.15%               1.82%
          FEBRUARY   1.95%               1.66%
          JANUARY    1.78%               1.51%
---------------------------------------------------------------------
  2004    DECEMBER   1.60%               1.34%
          NOVEMBER   1.40%               1.11%
          OCTOBER    1.26%               0.97%
          SEPTEMBER  1.08%               0.84%
          AUGUST     0.92%               0.70%
          JULY       0.77%               0.57%
          JUNE       0.59%               0.42%
          MAY        0.57%               0.38%
          APRIL      0.57%               0.37%
---------------------------------------------------------------------

AVERAGE ANNUAL RETURNS PERIOD ENDED 3/31/05

--------------------------------------------------
  ONE YEAR                            1.22%
  FIVE YEAR                           2.44%
  TEN YEAR                            3.82%
  SINCE INCEPTION                     3.89%
--------------------------------------------------

CURRENT 7-DAY YIELD

--------------------------------------------------
  PERIOD ENDED 3/31/05                2.27%
--------------------------------------------------

We compare our Funds to the iMoneyNet Money Fund Report Averages, which are composites of professionally managed money market investments with similar investment objectives.

                          NORTHERN FUNDS ANNUAL REPORT   3   MONEY MARKET FUNDS

MONEY MARKET FUNDS
PORTFOLIO MANAGEMENT COMMENTARY

MUNICIPAL MONEY MARKET FUND
                                                                    FUND MANAGER
For the 12-month period ended March 31, 2005, the Municipal                           KURT STOEBER
Money Market Fund provided investors with attractive
tax-exempt returns, capital preservation and liquidity.                               With Northern Trust
During the period, investors were beset with a rising rate                            since 2000
environment, the war in Iraq as well as a contentious
presidential race. Although headlines prompted market               [PHOTO]
volatility, the Fund's credit profile remained strong               FUND STATISTICS
throughout the period. Tax and revenue collection by
municipalities strengthened as the economy experienced              INCEPTION DATE: April 11, 1994
positive growth. For the period, we continued to purchase           TOTAL NET ASSETS: $4.6 billion
only top-tier short-term securities for the Fund.                   DIVIDEND SCHEDULE: Monthly

During the 12-month period, we kept the Fund's duration             Performance quoted represents past
shorter than or neutral to the benchmark. As the Federal            performance and does not guarantee
Open Market Committee ("FOMC") gradually removed its policy         future results. Investment return will
accommodation at a "measured pace," we focused on                   fluctuate so that shares, when
maintaining adequate liquidity for the Fund. Our primary            redeemed, may be worth more or less
investment vehicle was variable rate demand obligations in          than their original cost. Current
the form of "dailies," "weeklies" and "put bonds." By               performance may be lower or higher than
remaining short and liquid, we were able to selectively             that shown here. Current 7-Day Yield
purchase fixed-rate notes when technical pressures raised           more closely reflects the current
tax-exempt yields toward taxable levels. This strategy              earnings of the Fund than total return.
worked well in a rising rate environment. By the end of the         Performance data current to the most
12-month period, the FOMC had raised its target rate from           recent month-end is available at
1.00 percent to 2.75 percent.                                       NORTHERNFUNDS.COM.

For the 12-month period ended March 31, 2005, the Fund's            Performance calculations reflect fee
total return of 0.96 percent outperformed the 0.77 percent          waivers in effect. Current 7-Day Yield
total return of its benchmark, the iMoneyNet(TM)Tax-Free            refers to the net income generated over
Retail Index. As always, we remain committed to diversifying        the 7-day period ending on 3/31/05. In
Fund holdings by purchasing high-quality investments. We            the absence of fee waivers, the Current
expect to begin to extend Fund duration by purchasing               7-Day Yield for the Municipal Money
one-year tax and revenue anticipation notes during this             Market Fund would have been 1.52% as of
year's note season, which begins in June.                           3/31/05.

PERFORMANCE

YIELD COMPARISONS AVERAGE MONTHLY RATES

                         MUNICIPAL MONEY     IMONEYNET MFR AVERAGE(TM)/
                         MARKET FUND         TAX-FREE RETAIL
-------------------------------------------------------------------------
   2005    MARCH         1.43%               1.24%
           FEBRUARY      1.38%               1.19%
           JANUARY       1.27%               1.08%
-------------------------------------------------------------------------
   2004    DECEMBER      1.15%               0.97%
           NOVEMBER      1.14%               0.95%
           OCTOBER       1.18%               0.95%
           SEPTEMBER     0.90%               0.70%
           AUGUST        0.69%               0.52%
           JULY          0.56%               0.41%
           JUNE          0.58%               0.42%
           MAY           0.58%               0.41%
           APRIL         0.56%               0.40%
-------------------------------------------------------------------------

AVERAGE ANNUAL RETURNS PERIOD ENDED 3/31/05

--------------------------------------------------
   ONE YEAR                   0.96%
   FIVE YEAR                  1.63%
   TEN YEAR                   2.40%
   SINCE INCEPTION            2.45%
--------------------------------------------------

CURRENT 7-DAY YIELD

--------------------------------------------------
  PERIOD ENDED 3/31/05       1.62%
--------------------------------------------------

We compare our Funds to the iMoneyNet Money Fund Report Averages, which are composites of professionally managed money market investments with similar investment objectives.

MONEY MARKET FUNDS   4   NORTHERN FUNDS ANNUAL REPORT

                                                              MONEY MARKET FUNDS

PORTFOLIO MANAGEMENT COMMENTARY
U.S. GOVERNMENT MONEY MARKET FUND

                                                                    FUND MANAGER
The most notable development in the U.S. bond market during                       MARY ANN FLYNN
the past 12 months was the effort of the Federal Reserve to
head off inflation by raising interest rates from what had                        With Northern Trust
been record-low levels. During the course of the year, the                        since 1969
Fed boosted interest rates by a quarter-percent on seven
separate occasions, bringing the benchmark rate to 2.75             [PHOTO]
percent. The Committee did make the statement that "even            FUND STATISTICS
after this action, the stance of monetary policy remains
accommodative" and that "policy accommodation can be removed        INCEPTION DATE: April 11, 1994
at a pace that is likely to be measured." The Fed now               TOTAL NET ASSETS: $572 million
expects inflation to be contained, a shift from the                 DIVIDEND SCHEDULE: Monthly
relatively low inflation expectation expressed in the
February forecast. Inflation and rising energy prices               Performance quoted represents past
continue to be a concern for the consumer and a challenge to        performance and does not guarantee
the economy.                                                        future results. Investment return will
                                                                    fluctuate so that shares, when
The Fund's total return for the 12-month period ended March         redeemed, may be worth more or less
31, 2005 was 1.19 percent. Its benchmark, the                       than their original cost. Current
iMoneyNet(TM)Government & Agencies Retail Index, returned           performance may be lower or higher than
0.98 percent. Amid a volatile environment for short-term            that shown here. Current 7-Day Yield
fixed-income investments, maturity selection was critical to        more closely reflects the current
investment results for the year. We maintained a shortened          earnings of the Fund than total return.
"barbell" strategy -- an emphasis on both long-term and             Performance data current to the most
short-term securities at the expense of intermediate-term           recent month-end is available at
issues, with a tilt in favor of short-term securities -- in         NORTHERNFUNDS.COM.
order to have cash available to make purchases when yields
rose. The addition of adjustable rate securities with 30-           Performance calculations reflect fee
and 90-day resets, along with selective purchases of                waivers in effect. Current 7-Day Yield
fixed-rate six- and nine-month maturities, helped the Fund's        refers to the net income generated over
performance remain in line with its benchmark.                      the 7-day period ending on 3/31/05. In
                                                                    the absence of fee waivers, the Current
In selecting securities for the Fund, we were mindful that          7-Day Yield for the U.S. Government
the Fed intended to raise interest rates at a "measured             Money Market Fund would have been 2.11%
pace." The Fund's weighted average maturity was neutral             as of 3/31/05.
at the beginning of the fiscal year, but we moved
modestly long versus the benchmark as the period
progressed to reflect the backdrop of rising rates.

PERFORMANCE

YIELD COMPARISONS AVERAGE MONTHLY RATES

                        U.S. GOVERNMENT        IMONEYNET MFR AVERAGE(TM)/
                       MONEY MARKET FUND    GOVERNMENT & AGENCIES RETAIL
-------------------------------------------------------------------------
   2005    MARCH       2.12%                1.84%
           FEBRUARY    1.93%                1.69%
           JANUARY     1.77%                1.51%
-------------------------------------------------------------------------
   2004    DECEMBER    1.60%                1.33%
           NOVEMBER    1.35%                1.13%
           OCTOBER     1.21%                0.99%
           SEPTEMBER   1.04%                0.84%
           AUGUST      0.86%                0.69%
           JULY        0.70%                0.54%
           JUNE        0.57%                0.40%
           MAY         0.53%                0.36%
           APRIL       0.53%                0.36%
-------------------------------------------------------------------------

AVERAGE ANNUAL RETURNS PERIOD ENDED 3/31/05

-------------------------------------------
  ONE YEAR                     1.19%
  FIVE YEAR                    2.35%
  TEN YEAR                     3.71%
  SINCE INCEPTION              3.79%
-------------------------------------------

CURRENT 7-DAY YIELD

-------------------------------------------
  PERIOD ENDED 3/31/05         2.21%
-------------------------------------------

We compare our Funds to the iMoneyNet Money Fund Report Averages, which are composites of professionally managed money market investments with similar investment objectives.

                           NORTHERN FUNDS ANNUAL REPORT   5   MONEY MARKET FUNDS

MONEY MARKET FUND
PORTFOLIO MANAGEMENT COMMENTARY

U.S. GOVERNMENT SELECT MONEY MARKET FUND
                                                                    FUND MANAGER
The Federal Reserve stayed the course of tightening monetary                      MARY ANN FLYNN
policy during the past 12 months, raising interest rates by
a total of 1.75 percent. In its March 2005 statement, the                         With Northern Trust
Fed said that it would continue to raise rates at a                               since 1969
"measured pace," but it did acknowledge an increasing risk
of inflation. The performance of agency securities suffered         [PHOTO]
from unfavorable news events during the period, as the              FUND STATISTICS
Federal Home Loan Bank of Chicago delayed its third-quarter
financial statements pending an analysis of the accounting          INCEPTION DATE: December 12, 1994
methods used for certain derivative transactions. At the            TOTAL NET ASSETS: $1.2 billion
Federal National Mortgage Association, also known as Fannie         DIVIDEND SCHEDULE: Monthly
Mae, Chairman Raines resigned following his Congressional
testimony regarding the integrity of the agency's financial         Performance quoted represents past
statements. This was followed by an announcement from the           performance and does not guarantee
SEC that Fannie Mae's financial statements did not comply           future results. Investment return will
with generally accepted accounting practices, causing a             fluctuate so that shares, when
decline in confidence among both investors and regulators.          redeemed, may be worth more or less
Later, it was announced that Fannie Mae would not meet its          than their original cost. Current
2004 annual report deadline. The agency then informed the           performance may be lower or higher than
SEC that $8.4 billion in losses would be booked if it were          that shown here. Current 7-Day Yield
compelled to change its accounting practices on certain             more closely reflects the current
derivatives. In addition, on at least one occasion, expenses        earnings of the Fund than total return.
were deferred to meet a target that triggered maximum               Performance data current to the most
bonuses for the agency's executives.                                recent month-end is available at
                                                                    NORTHERNFUNDS.COM.
The Fund's total return for the 12-month period ended March
31, 2005 was 1.16 percent, compared with a total return of          Performance calculations reflect fee
0.98 percent for its benchmark, the iMoneyNet(TM)Government         waivers in effect. Current 7-Day Yield
& Agencies Retail Index.                                            refers to the net income generated over
                                                                    the 7-day period ending on 3/31/05. In
Throughout the course of the period, we elected to increase         the absence of fee waivers, the Current
the Fund's position in adjustable rate securities in order          7-Day Yield for the U.S. Government
to manage the risk posed by the Fed's interest rate                 Select Money Market Fund would have
increases. This positioning, along with selective purchases         been 2.07% as of 3/31/05.
of six- and nine-month fixed-rate securities, helped the
Fund remain in line with its benchmark. Starting the period, the Fund's weighted average maturity was neutral, but we
moved it to a modestly longer posture to adapt to the rising interest rate environment.



PERFORMANCE

YIELD COMPARISONS AVERAGE MONTHLY RATES


                        U.S. GOVERNMENT SELECT    IMONEYNET MFR AVERAGE(TM)/
                        MONEY MARKET FUND         GOVERNMENT & AGENCIES RETAIL
------------------------------------------------------------------------------
   2005    MARCH        2.07%                     1.84%
           FEBRUARY     1.94%                     1.69%
           JANUARY      1.74%                     1.51%
------------------------------------------------------------------------------
   2004    DECEMBER     1.55%                     1.33%
           NOVEMBER     1.32%                     1.13%
           OCTOBER      1.17%                     0.99%
           SEPTEMBER    1.00%                     0.84%
           AUGUST       0.85%                     0.69%
           JULY         0.70%                     0.54%
           JUNE         0.55%                     0.40%
           MAY          0.52%                     0.36%
           APRIL        0.52%                     0.36%
------------------------------------------------------------------------------

AVERAGE ANNUAL RETURNS PERIOD ENDED 3/31/05

-------------------------------------------
  ONE YEAR                    1.16%
  FIVE YEAR                   2.28%
  TEN YEAR                    3.69%
  SINCE INCEPTION             3.75%
-------------------------------------------

CURRENT 7-DAY YIELD

-------------------------------------------
  PERIOD ENDED 3/31/05        2.17%
-------------------------------------------

We compare our Funds to the iMoneyNet Money Fund Report Averages, which are composites of professionally managed money market investments with similar investment objectives.


MONEY MARKET FUNDS   6   NORTHERN FUNDS ANNUAL REPORT

                                                              MONEY MARKET FUNDS
STATEMENTS OF ASSETS AND LIABILITIES                              MARCH 31, 2005


                                            CALIFORNIA                          MUNICIPAL        U.S. GOVERNMENT     U.S. GOVERNMENT
Amounts in thousands,                     MUNICIPAL MONEY       MONEY             MONEY               MONEY           SELECT  MONEY
except per share data                       MARKET FUND      MARKET FUND       MARKET FUND         MARKET FUND        MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at amortized cost                  $905,954       $5,421,632         $4,523,555            $368,259         $1,211,197
Repurchase agreements, at cost which
  approximates fair value                              -        2,620,640                  -             203,638                  -
Cash                                                   -              214                 15                  23              2,355
Interest income receivable                         3,310           11,269             15,962                 847              2,612
Dividend income receivable                             -                -                 23                   -                  -
Receivable for fund shares sold                       98                -                  -                 257                  -
Receivable for securities sold                     2,377              225             47,539                   -                  -
Receivable from investment adviser                    24              209                116                  10                 29
Prepaid and other assets                               4               30                 14                   5                 12
Total Assets                                     911,767        8,054,219          4,587,224             573,039          1,216,205
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Cash overdraft                                     2,000                -                  -                   -                  -
Payable for securities purchased                       -          137,000                  -                   -             27,042
Payable for fund shares redeemed                       -            4,983                136                   -                911
Distributions payable to shareholders              1,071           14,197              5,635               1,090              1,942
Payable to affiliates:
  Investment advisory fees                            70              603                353                  44                 88
  Co-administration fees                              26              226                133                  17                 33
  Custody and accounting fees                          8               36                  8                   2                  8
  Transfer agent fees                                 18              151                 88                  11                 22
Accrued other liabilities                             27              293                180                  17                 40
Total Liabilities                                  3,220          157,489              6,533               1,181             30,086
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                      $908,547       $7,896,730         $4,580,691            $571,858         $1,186,119
------------------------------------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Capital stock                                   $908,033       $7,896,711         $4,580,410            $571,874         $1,186,107
Accumulated undistributed net investment
  income                                             514               35                318                   -                 12
Accumulated net realized losses                        -              (16)               (37)                (16)                 -
Net Assets                                      $908,547       $7,896,730         $4,580,691            $571,858         $1,186,119
------------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING ($.0001 PAR VALUE,
  UNLIMITED AUTHORIZATION)                       908,058        7,896,728          4,580,402             571,906          1,186,147
NET ASSET VALUE, REDEMPTION AND OFFERING
  PRICE PER SHARE                                  $1.00            $1.00              $1.00               $1.00              $1.00
------------------------------------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.

                           NORTHERN FUNDS ANNUAL REPORT   7   MONEY MARKET FUNDS

MONEY MARKET FUNDS
STATEMENTS OF OPERATIONS                FOR THE FISCAL YEAR ENDED MARCH 31, 2005


                                                 CALIFORNIA                       MUNICIPAL     U.S. GOVERNMENT    U.S. GOVERNMENT
                                               MUNICIPAL MONEY       MONEY          MONEY             MONEY          SELECT MONEY
Amounts in thousands                             MARKET FUND      MARKET FUND    MARKET FUND       MARKET FUND        MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                       $12,551       $131,033         $68,796            $10,179          $ 17,019
Dividend income                                             -              -             168                  -                34
   Total Investment Income                             12,551        131,033          68,964             10,179            17,053
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                4,217         36,939          22,961              2,952             4,815
Co-administration fees                                  1,265         11,082           6,888                886             1,445
Custody and accounting fees                               208          1,567             964                158               226
Transfer agent fees                                       843          7,388           4,592                590               963
Registration fees                                          11             50              25                 23                22
Printing fees                                              40            460             251                 28                52
Professional fees                                          19            197             121                 12                24
Trustee fees and expenses                                  18            195             112                 12                24
Shareholder servicing fees                                  -              -               -                 36                 -
Other                                                      23            257             142                 17                30
------------------------------------------------------------------------------------------------------------------------------------
Total Expenses:                                         6,644         58,135          36,056              4,714             7,601
   Less voluntary waivers of
     investment advisory fees                            (843)        (7,388)         (4,592)              (590)             (963)
   Less expenses reimbursed by
     investment adviser                                (1,160)       (10,106)         (6,187)              (826)           (1,333)
   Less custodian credits                                  (3)            (8)            (20)               (50)               (8)
   Net Expenses                                         4,638         40,633          25,257              3,248             5,297
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                   7,913         90,400          43,707              6,931            11,756
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAINS (LOSSES):
Net realized gains (losses) on:
   Investments                                            389            (16)            (11)                 1                 2
   Net Gains (Losses) on Investments                      389            (16)            (11)                 1                 2
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                            $8,302        $90,384         $43,696             $6,932           $11,758
------------------------------------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.

MONEY MARKET FUNDS    8   NORTHERN FUNDS ANNUAL REPORT

                                                              MONEY MARKET FUNDS
STATEMENTS OF CHANGES IN NET ASSETS         FOR THE FISCAL YEARS ENDED MARCH 31,

                                            CALIFORNIA                                                     MUNICIPAL
                                         MUNICIPAL MONEY                   MONEY                             MONEY
                                           MARKET FUND                  MARKET FUND                       MARKET FUND

Amounts in thousands                    2005          2004          2005            2004             2005             2004
---------------------------------------------------------------------------------------------------------------------------------
  OPERATIONS:
  Net investment income                  $7,913        $4,878        $90,400          $52,778          $43,707          $27,167
  Net realized gains (losses) on
     investment transactions                389           125            (16)              35              (11)             292
     Net Increase in Net Assets
     Resulting from Operations            8,302         5,003         90,384           52,813           43,696           27,459
---------------------------------------------------------------------------------------------------------------------------------
  CAPITAL SHARE TRANSACTIONS: (1)
  Proceeds from shares sold           5,054,279     3,915,084     36,672,711       33,242,057       18,172,341       13,761,311
  Reinvestment of dividends               2,067         1,383         25,653           16,824            8,171            5,231
  Payments for shares redeemed       (4,910,331)   (4,030,570)   (36,237,002)     (34,393,259)     (18,319,853)     (14,092,329)
     Net Increase (Decrease) in
     Net Assets Resulting from
     Capital Share Transactions         146,015      (114,103)       461,362       (1,134,378)        (139,341)        (325,787)
---------------------------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS PAID:
  From net investment income             (7,913)       (4,940)       (90,400)         (53,374)         (43,656)         (27,638)
     Total Distributions Paid            (7,913)       (4,940)       (90,400)         (53,374)         (43,656)         (27,638)
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INCREASE (DECREASE) IN
     NET ASSETS                         146,404      (114,040)       461,346       (1,134,939)        (139,301)        (325,966)
  NET ASSETS:
  Beginning of year                     762,143       876,183      7,435,384        8,570,323        4,719,992        5,045,958
  End of year                          $908,547      $762,143     $7,896,730       $7,435,384       $4,580,691       $4,719,992
---------------------------------------------------------------------------------------------------------------------------------
  ACCUMULATED UNDISTRIBUTED NET
     INVESTMENT INCOME                     $514          $125            $35              $35             $318             $241
---------------------------------------------------------------------------------------------------------------------------------

                                          U.S. GOVERNMENT                 U.S. GOVERNMENT
                                               MONEY                       SELECT MONEY
                                            MARKET FUND                    MARKET FUND

  Amounts in thousands                    2005           2004            2005           2004
------------------------------------------------------------------------------------------------------
  OPERATIONS:
  Net investment income                    $6,931         $4,355         $11,756         $5,676
  Net realized gains (losses) on
     investment transactions                    1              4               2             10
     Net Increase in Net Assets
     Resulting from Operations              6,932          4,359          11,758          5,686
------------------------------------------------------------------------------------------------------
  CAPITAL SHARE TRANSACTIONS: (1)
  Proceeds from shares sold             6,332,796      5,703,014       4,805,307      3,511,177
  Reinvestment of dividends                 2,639          1,618           4,427          2,392
  Payments for shares redeemed         (6,386,040)    (5,876,260)     (4,548,498)    (3,568,392)
     Net Increase (Decrease) in
     Net Assets Resulting from
     Capital Share Transactions           (50,605)      (171,628)        261,236        (54,823)
------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS PAID:
  From net investment income               (6,931)        (4,391)        (11,756)        (5,739)
     Total Distributions Paid              (6,931)        (4,391)        (11,756)        (5,739)
------------------------------------------------------------------------------------------------------
  TOTAL INCREASE (DECREASE) IN
     NET ASSETS                           (50,604)      (171,660)        261,238        (54,876)
  NET ASSETS:
  Beginning of year                       622,462        794,122         924,881        979,757
  End of year                            $571,858       $622,462      $1,186,119       $924,881
------------------------------------------------------------------------------------------------------
  ACCUMULATED UNDISTRIBUTED NET
     INVESTMENT INCOME                         $-             $-             $12            $10
------------------------------------------------------------------------------------------------------


(1) The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

See Notes to the Financial Statements.

                           NORTHERN FUNDS ANNUAL REPORT   9   MONEY MARKET FUNDS

MONEY MARKET FUNDS
   FINANCIAL HIGHLIGHTS


                                                                    CALIFORNIA MUNICIPAL MONEY MARKET FUND
Selected per share data                                 2005         2004           2003           2002           2001
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                       $1.00         $1.00          $1.00          $1.00          $1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                     0.01          0.01           0.01           0.02           0.03
  Total Income from Investment Operations                 0.01          0.01           0.01           0.02           0.03
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                             (0.01)        (0.01)         (0.01)         (0.02)         (0.03)
     Total Distributions Paid                            (0.01)        (0.01)         (0.01)         (0.02)         (0.03)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                             $1.00         $1.00          $1.00          $1.00          $1.00
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                          0.92%         0.55%          0.95%          1.75%          3.06%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year                 $908,547      $762,143       $876,183       $525,262       $499,066
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements             0.55%         0.55%          0.55%          0.55%          0.55%
  Expenses, before waivers and reimbursements             0.79%         0.78%          0.81%          0.89%          0.90%
    Net investment income, net of waivers and
      reimbursements                                      0.94%         0.55%          0.93%          1.72%          2.98%
    Net investment income, before waivers and
      reimbursements                                      0.70%         0.32%          0.67%          1.38%          2.63%
---------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

See Notes to the Financial Statements.

MONEY MARKET FUNDS   10   NORTHERN FUNDS ANNUAL REPORT

                                            FOR THE FISCAL YEARS ENDED MARCH 31,

                                                                                MONEY MARKET FUND
Selected per share data                              2005            2004              2003              2002           2001
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                     $1.00           $1.00             $1.00             $1.00          $1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                   0.01            0.01              0.01              0.03           0.06
  Total Income from Investment Operations               0.01            0.01              0.01              0.03           0.06
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                           (0.01)          (0.01)            (0.01)            (0.03)         (0.06)
     Total Distributions Paid                          (0.01)          (0.01)            (0.01)            (0.03)         (0.06)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                           $1.00           $1.00             $1.00             $1.00          $1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                        1.22%           0.68%             1.26%             3.07%          6.09%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year             $7,896,730      $7,435,384        $8,570,323        $9,302,869     $8,803,179
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements           0.55%           0.55%             0.55%             0.55%          0.55%
  Expenses, before waivers and reimbursements           0.79%           0.78%             0.82%             0.88%          0.89%
   Net investment income, net of waivers and
     reimbursements                                     1.22%           0.68%             1.26%             2.99%          5.91%
   Net investment income, before waivers and
     reimbursements                                     0.98%           0.45%             0.99%             2.66%          5.57%
---------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

See Notes to the Financial Statements.

                          NORTHERN FUNDS ANNUAL REPORT   11   MONEY MARKET FUNDS

MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS (continued)

                                                                     MUNICIPAL MONEY MARKET FUND
Selected per share data                                 2005         2004         2003         2002         2001
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                     $1.00        $1.00         $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                   0.01         0.01          0.01         0.02         0.04
   Total Income from Investment Operations              0.01         0.01          0.01         0.02         0.04
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID :
   From net investment income                          (0.01)       (0.01)        (0.01)       (0.02)       (0.04)
     Total Distributions Paid                          (0.01)       (0.01)        (0.01)       (0.02)       (0.04)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                           $1.00        $1.00         $1.00        $1.00        $1.00
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                        0.96%        0.58%         0.99%        1.96%        3.67%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year             $4,580,691   $4,719,992    $5,045,958   $4,162,353   $3,463,542
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements          0.55%        0.55%         0.55%        0.55%        0.55%
   Expenses, before waivers and reimbursements          0.79%        0.78%         0.81%        0.89%        0.89%
   Net investment income, net of waivers and
     reimbursements                                     0.95%        0.58%         0.97%        1.90%        3.60%
   Net investment income, before waivers and
     reimbursements                                     0.71%        0.35%         0.71%        1.56%        3.26%
--------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

See Notes to the Financial Statements.

MONEY MARKET FUNDS   12   NORTHERN FUNDS ANNUAL REPORT

                                            FOR THE FISCAL YEARS ENDED MARCH 31,


                                                                           U.S. GOVERNMENT MONEY MARKET FUND
Selected per share data                                         2005          2004         2003        2002           2001
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                             $1.00          $1.00        $1.00       $1.00          $1.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.01           0.01         0.01        0.03           0.06
  Total Income from Investment Operations                       0.01           0.01         0.01        0.03           0.06
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                                   (0.01)         (0.01)       (0.01)      (0.03)         (0.06)
     Total Distributions Paid                                  (0.01)         (0.01)       (0.01)      (0.03)         (0.06)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                                   $1.00          $1.00        $1.00       $1.00          $1.00
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                1.19%          0.65%        1.21%       2.83%          5.97%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year                       $571,858       $622,462     $794,122    $631,313       $595,365
Ratio to average net assets of:
 Expenses, net of waivers, reimbursements and credits           0.55% (2)      0.55%        0.55%       0.55%          0.55%
 Expenses, before waivers, reimbursements and credits           0.80%          0.82%        0.86%       0.89%          0.92%
 Net investment income, net of waivers,
  reimbursements and credits                                    1.17%          0.66%        1.19%       2.74%          5.79%
 Net investment income, before waivers,
  reimbursements and credits                                    0.92%          0.39%        0.88%       2.40%          5.42%
-----------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2) The net expense ratio includes custodian credits of approximately $50,000 or 0.01% of average net assets. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

                          NORTHERN FUNDS ANNUAL REPORT   13   MONEY MARKET FUNDS

MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS (continued)            FOR THE FISCAL YEARS ENDED MARCH 31,

                                                                U.S. GOVERNMENT SELECT MONEY MARKET FUND
Selected per share data                                 2005          2004         2003         2002          2001
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                     $1.00         $1.00        $1.00        $1.00         $1.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                   0.01          0.01         0.01         0.03          0.06
 Total Income from Investment Operations                0.01          0.01         0.01         0.03          0.06
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
 From net investment income                            (0.01)        (0.01)       (0.01)       (0.03)        (0.06)
   Total Distributions Paid                            (0.01)        (0.01)       (0.01)       (0.03)        (0.06)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                           $1.00         $1.00        $1.00        $1.00         $1.00
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                        1.16%         0.62%        1.11%        2.71%         5.89%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year             $1,186,119      $924,881     $979,757     $983,129    $1,139,044
Ratio to average net assets of:
 Expenses, net of waivers and reimbursements            0.55%         0.55%        0.55%        0.55%         0.55%
 Expenses, before waivers and reimbursements            0.79%         0.79%        0.82%        0.88%         0.89%
 Net investment income, net of waivers and
  reimbursements                                        1.22%         0.61%        1.08%        2.64%         5.70%
 Net investment income, before waivers and
  reimbursements                                        0.98%         0.37%        0.81%        2.31%         5.36%
---------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

See Notes to the Financial Statements.

MONEY MARKET FUNDS   14   NORTHERN FUNDS ANNUAL REPORT

                                                              MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS                                           MARCH 31, 2005
CALIFORNIA MUNICIPAL MONEY MARKET FUND

                                        PRINCIPAL
                                         AMOUNT         VALUE
                                         (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7%
  CALIFORNIA - 99.7%
   ABAG Finance Authority for
     Nonprofit Corp. Coros
     California Revenue Bonds,
     Series 2004, Thacher Schools,
     2.30%, 4/7/05                       $4,700          $4,700
   ABAG Finance Authority for
     Nonprofit Corp. Multifamily
     Revenue Bonds, Series 2000A
     (AMT), East Ridge Apartments
     (FNMA LOC),
     2.38%, 4/7/05                        2,545           2,545
   ABAG Finance Authority for
     Nonprofit Corp. Multifamily
     Revenue Bonds, Series 2002
     (AMT), The Bachenheimer
     Building Project (FNMA Gtd.),
     2.32%, 4/7/05                        7,720           7,720
   ABAG Finance Authority for
     Nonprofit Corp. Multifamily
     Revenue Bonds, Series 2002A
     (AMT), Action Courtyard
     Apartments Project (Wells Fargo
     Bank LOC),
     2.32%, 4/7/05                        6,140           6,140
   ABAG Finance Authority for
     Nonprofit Corp. Multifamily
     Revenue Bonds, Series 2002A
     (AMT), Darling Florist Building
     Project (FNMA Gtd.),
     2.32%, 4/7/05                        4,710           4,710
   ABAG Finance Authority for
     Nonprofit Corp. Revenue Bonds,
     Series 2004, California Senior
     Living, Elder Care Alliance
     (Lloyds TSB Bank LOC),
     2.25%, 4/7/05                        3,000           3,000
   Alameda County IDA Revenue Bonds,
     Series 1995A (AMT), Heat and
     Control, Inc. Project (Comerica
     Bank LOC),
     2.34%, 4/7/05                        1,610           1,610
   Alameda County IDA Revenue Bonds,
     Series 1997A (AMT), Tool Family
     Partnership (Wells Fargo Bank
     LOC),
     2.32%, 4/7/05                        1,245           1,245
   Alameda County IDA Revenue Bonds,
     Series 1998A (AMT), Nguyen
     Family Trust (BNP Paribas LOC),
     2.32%, 4/7/05                        5,255           5,255
   Alameda County IDA Revenue Bonds,
     Series 1999A (AMT), West Coast
     Pack LLC Project (LaSalle Bank
     LOC),
     2.32%, 4/7/05                        3,200           3,200

                                        PRINCIPAL
                                         AMOUNT         VALUE
                                         (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  CALIFORNIA - 99.7% - (CONTINUED)
   Alameda County IDA Revenue Bonds,
     Series 2000A (AMT), Niles
     Machine and Tool Project (Wells
     Fargo Bank LOC),
     2.32%, 4/7/05                       $3,350          $3,350
   Alameda County IDA Revenue Bonds,
     Series 2001 (AMT), Pacific
     Paper Tube Project (Wells Fargo
     Bank LOC),
     2.32%, 4/7/05                        2,395           2,395
   Alameda County IDA Revenue Bonds,
     Series 2004 (AMT), Autumn
     Press, Inc. Project (Wells
     Fargo Bank LOC),
     2.38%, 4/7/05                        2,332           2,332
   Alameda-Contra Costa Schools COP,
     Series 2002J, Capital
     Improvement Project (KBC Bank
     N.V. LOC),
     2.35%, 4/7/05                        2,440           2,440
   Alameda-Contra Costa Schools COP,
     Series 2002K, Capital
     Improvement Project (KBC Bank
     N.V. LOC),
     2.35%, 4/7/05                        2,800           2,800
   California Alternative Energy
     Source Revenue Bonds, Series
     1993A (AMT), Cogen General
     Electric Capital Project
     (General Electric Capital Corp.
     Gtd.), (1)
     2.31%, 4/7/05                       20,330          20,330
   California Department of Water
     Resources Power Supply Revenue
     Bonds, Series 2002B-2 (BNP
     Paribas LOC),
     2.30%, 4/1/05                          600             600
     Series 2002B-6 (State Street
     Bank and Trust LOC),
     2.28%, 4/1/05                        1,300           1,300
     Series 2002C-7 (FSA Insured),
     2.31%, 4/7/05                        3,400           3,400
   California Economic Development
     Financing Authority Revenue
     Bonds, Series 1998 (AMT),
     Fricke-Parks Press, Inc.
     Project (Wells Fargo Bank LOC),
     2.34%, 4/7/05                        1,890           1,890

See Notes to the Financial Statements.

                         NORTHERN FUNDS ANNUAL REPORT  15     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

                                        PRINCIPAL
                                         AMOUNT         VALUE
                                         (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  CALIFORNIA - 99.7% - (CONTINUED)
   California Economic Development
     Financing Authority Revenue
     Bonds, Series 1999 (AMT),
     Joseph Schmidt Confections
     Project (BNP Paribas LOC),
     2.32%, 4/7/05                       $2,900          $2,900
   California Educational Facilities
     Authority Revenue Bonds,
     University of Southern
     California, Series 2003-45A,
     Soc Gen Municipal Trust
     Receipts, (1)
     2.31%, 4/7/05                        5,000           5,000
   California FHLMC Multifamily
     Variable Rate Certificates,
     Series M001A (AMT) (FHLMC LOC),
     2.38%, 4/7/05                       39,638          39,638
   California Health Facilities
     Financing Authority Revenue
     Bonds, Series 2001A, Scripps
     Health (JP Morgan Chase Bank
     LOC),
     2.28%, 4/7/05                        6,200           6,200
   California Health Facilities
     Financing Authority Revenue
     Bonds, Series 2002, Adventist
     Health System (Wachovia Bank
     LOC),
     2.23%, 4/1/05                        2,200           2,200
   California Housing Finance Agency
     Revenue Bonds, Series 02M
     (AMT),
     2.28%, 4/1/05                        6,390           6,390
     Series 2002M (AMT),
     2.28%, 4/1/05                        4,250           4,250
     Series 2004E-1 (AMT),
     1.65%, 4/1/05                        5,000           5,000
   California Housing Finance Agency
     Revenue Bonds SFM, Series A-2
     (AMT), P-Floats PT-258, (1)
     2.33%, 4/7/05                        2,640           2,640
   California Infrastructure and
     Economic Development IDR Bonds,
     Series 1999 (AMT), Starter and
     Alternator Project (California
     State Teachers Retirement
     System LOC),
     2.39%, 4/7/05                        2,700           2,700
   California Infrastructure and
     Economic Development IDR Bonds,
     Series 2002A (AMT), Block and
     Brick Project (U.S. Bank N.A.
     LOC),
     2.29%, 4/7/05                        5,815           5,815

                                        PRINCIPAL
                                         AMOUNT         VALUE
                                         (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  CALIFORNIA - 99.7% - (CONTINUED)
   California Infrastructure and
     Economic Development Revenue
     Bonds, J Paul Getty Trust,
     Series 2003B,
     2.25%, 2/2/06                         $600            $600
     Series 2003D,
     2.25%, 2/2/06                       14,400          14,400
   California Infrastructure and
     Economic Development Revenue
     Bonds, Series 2002 (AMT), 7/11
     Material, Inc. Project
     (California State Teachers
     Retirement LOC),
     2.35%, 4/7/05                        4,220           4,220
   California Pollution Control
     Financing Authority
     Environmental Improvement
     Revenue Bonds, Air Products
     Manufacturer Series 1997B (AMT)
     (Air Products and Chemicals
     Corp. Gtd.),
     2.30%, 4/7/05                       10,000          10,000
   California Pollution Control
     Financing Authority PCR Bonds,
     Series 1996F, Pacific Gas and
     Electric Co. (JP Morgan Chase
     Bank LOC),
     2.29%, 4/1/05                        2,000           2,000
   California Pollution Control
     Financing Authority PCR Bonds,
     Series 1997B (AMT), Pacific Gas
     and Electric Co. (JP Morgan
     Chase Bank LOC),
     2.33%, 4/1/05                        4,100           4,100
   California Pollution Control
     Financing Authority Revenue
     Bonds, Merrill Lynch P-Floats
     PA-538R, San Diego Gas and
     Electric (MBIA Insured), (1)
     2.33%, 4/7/05                        5,300           5,300
   California Pollution Control
     Financing Authority Revenue
     Bonds, San Diego Gas and
     Electric
     (MBIA Insured), Merrill Lynch
     P-Float PA-633R, (1)
     2.33%, 4/7/05                       11,850          11,850
   California Pollution Control
     Financing Authority Revenue
     Bonds, Series 1994 (AMT),
     Atlantic Richfield Company
     Project (BP PLC Gtd.),
     2.31%, 4/1/05                        6,900           6,900

See Notes to the Financial Statements.

MONEY MARKET FUNDS    16     NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                        PRINCIPAL
                                         AMOUNT         VALUE
                                         (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  CALIFORNIA - 99.7% - (CONTINUED)
   California State Department of
     Water Resource Central Valley
     Project Revenue Bonds, Merrill
     Lynch P-Floats PT-1183, (1)
     2.30%, 4/7/05                       $8,525          $8,525
   California State Economic
     Recovery Bonds, Series 2004C-1
     (FSA Corp. Insured),
     2.29%, 4/7/05                          800             800
   California State Economic
     Recovery Revenue Bonds, Series
     L19J (Lehman Floating Rate
     Trust Receipts), (1)
     2.31%, 4/7/05                        7,750           7,750
     Series L20J (Lehman Floating
     Rate Trust Receipts), (1)
     2.31%, 4/7/05                        7,600           7,600
   California State G.O., Eagle
     Trust Series 20000507 (XLCA
     Insured), (1)
     2.32%, 4/7/05                       10,000          10,000
   California State G.O., MERLOTS
     Series 2003-A29
     (AMBAC Insured), (1)
     2.32%, 4/7/05                       12,295          12,295
   California State G.O., Merrill
     Lynch P-Floats Series PT-1257
     (XLCA Insured), (1)
     2.32%, 4/7/05                       11,475          11,475
   California State G.O., Series
     2003-1, ABN AMRO MuniTops Trust
     Certificates
     (AMBAC Insured), (1)
     2.31%, 4/7/05                        6,000           6,000
   California State G.O., Series
     2003B-4, Floating Rate
     Certificates (Bank of New York
     LOC),
     2.27%, 4/7/05                        1,100           1,100
   California State G.O., Series
     2004A, Kindergarten-University
     Public Education Facilities
     (Citibank N.A. LOC),
     2.28%, 4/7/05                       14,600          14,600
   California State G.O., Series
     2004 C11, Wachovia MERLOTS
     (AMBAC Insured), (1)
     2.32%, 4/7/05                       20,140          20,140

                                        PRINCIPAL
                                         AMOUNT         VALUE
                                         (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  CALIFORNIA - 99.7% - (CONTINUED)
   California State Public Works
     Board Revenue Bonds, Series
     2004, University of California
     Projects,
     3.00%, 11/1/05                      $1,575          $1,585
   California State RAN, Series
     2004-5,
     3.00%, 6/30/05                       7,400           7,423
   California State University
     Financing Authority Revenue
     Bonds, Series 2001, Rental
     Housing (Citibank N.A. LOC),
     1.60%, 8/1/05                        4,410           4,410
   California Statewide Communities
     Development Authority COP,
     Series 1999-176, Morgan Stanley
     Floating Rate Certificates (FSA
     Corp. Insured), (1)
     2.30%, 4/7/05                       10,595          10,595
   California Statewide Communities
     Development Authority
     Multifamily Revenue Bonds
     (AMT), Arms Apartments Project,
     Merrill Lynch P-Floats PT-1863
     (Merrill Lynch and Co., Inc.
     Gtd.), (1)
     2.39%, 4/7/05                        3,565           3,565
   California Statewide Communities
     Development Authority
     Multifamily Revenue Bonds,
     Series 2000V (AMT), Aqua Vista
     Apartments Project (FNMA LOC),
     2.34%, 4/7/05                        6,700           6,700
   California Statewide Communities
     Development Authority
     Multifamily Revenue Bonds,
     Series 2001JJ (AMT), La Puente
     Apartments (U.S. Bank N.A.
     LOC),
     2.31%, 4/1/05                        6,775           6,775
   California Statewide Communities
     Development Authority
     Multifamily Revenue Bonds,
     Series 2001S (AMT), Birchcrest
     Apartments Project (U.S. Bank
     N.A. LOC),
     2.31%, 4/1/05                          800             800
   California Statewide Communities
     Development Authority
     Multifamily Revenue Bonds,
     Series 2002B, Olen Jones Senior
     Apartments Project (Citibank
     LOC),
     2.49%, 4/7/05                          860             860

See Notes to the Financial Statements.

                         NORTHERN FUNDS ANNUAL REPORT  17     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

                                        PRINCIPAL
                                         AMOUNT         VALUE
                                         (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  CALIFORNIA - 99.7% - (CONTINUED)
   California Statewide Communities
     Development Authority
     Multifamily Revenue Bonds,
     Series 2002S (AMT), Concord
     Green Apartments (FHLB LOC),
     2.31%, 4/7/05                       $4,900          $4,900
   California Statewide Communities
     Development Authority
     Multifamily Revenue Bonds,
     Series 2002X (AMT), Sharps and
     Flats Apartments (FNMA LOC),
     2.34%, 4/7/05                        9,700           9,700
   California Statewide Communities
     Development Authority
     Multifamily Revenue Bonds,
     Series 2003-00 (AMT), Dublin
     Ranch Apartments (Bank of
     America, N.A. LOC),
     2.37%, 4/7/05                       14,900          14,900
   California Statewide Communities
     Development Authority
     Multifamily Revenue Bonds,
     Series 2003NN1 (AMT), Bay Vista
     Meadow Park Project (Wells
     Fargo Bank LOC),
     2.37%, 4/7/05                        7,500           7,500
   California Statewide Communities
     Development Authority
     Multifamily Revenue Bonds,
     Series 2004A (AMT), Maple
     Square Apartments Project
     (Citibank LOC),
     2.37%, 4/7/05                        4,600           4,600
   California Statewide Communities
     Development Authority
     Multifamily Revenue Bonds,
     Series 2004C (AMT), Avian Glen
     Apartments Project (Citibank
     LOC),
     2.37%, 4/7/05                        8,750           8,750
   California Statewide Communities
     Development Authority Revenue
     Bonds, Series 2000, Morgan Hill
     Country School
     (Bank of America LOC),
     2.28%, 4/7/05                          825             825
   California Statewide Communities
     Development Authority Revenue
     Bonds, Series 2001, Gemological
     Institute (AMBAC Insured),
     2.28%, 4/7/05                       10,950          10,950

                                        PRINCIPAL
                                         AMOUNT         VALUE
                                         (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  CALIFORNIA - 99.7% - (CONTINUED)

   California Statewide Communities
     Development Authority Revenue
     Bonds, Series 2001, Senior
     Living Facility (Bank of New
     York LOC),
     2.25%, 4/7/05                       $8,475          $8,475
   California Statewide Communities
     Development Authority Revenue
     Bonds,
     Series 2001B, Kaiser Permanente
     Project,
     1.75%, 7/1/05                        5,000           5,000
     Series 2003B, Kaiser Permanente
     Project,
     2.31%, 4/7/05                        3,400           3,400
     Series 2004J, Kaiser Permanente
     Project,
     2.28%, 4/7/05                          400             400
     Series 2004M, Kaiser Permanente
     Project,
     2.31%, 4/7/05                        7,800           7,800
     Series 2004M, Kaiser Permanente
     Project,
     2.31%, 4/7/05                        6,100           6,100
   Charter Mac Certificates, Series
     2001 (AMT) (MBIA Insured), (1)
     2.30%, 4/7/05                       31,900          31,900
   Contra Costa Multifamily Housing
     Revenue Bonds, Series 2003
     (AMT), Creekview Apartments
     (FHLMC LOC),
     2.34%, 4/7/05                       14,500          14,500
   Contra Costa Multifamily Housing
     Revenue Bonds, Series 2003F
     (AMT), Park Regency (FNMA LOC),
     2.25%, 4/7/05                        6,900           6,900
   Contra Costa Water District
     Revenue Bonds, Series 750,
     Morgan Stanley Floating
     Certificates
     (FSA Insured), (1)
     2.30%, 4/7/05                        6,330           6,330
   Emeryville Redevelopment Agency
     Multifamily Housing Revenue
     Bonds, Series 2002A (AMT), Bay
     Street Apartments (KeyBank
     LOC),
     2.31%, 4/7/05                        3,600           3,600

See Notes to the Financial Statements.

MONEY MARKET FUNDS    18     NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                        PRINCIPAL
                                         AMOUNT         VALUE
                                         (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  CALIFORNIA - 99.7% - (CONTINUED)
   Hayward Multifamily Housing
     Revenue Bonds, Series 1984A,
     Shorewood Apartments Project
     (FNMA LOC),
     2.29%, 4/7/05                       $3,500          $3,500
   Livermore Redevelopment Agency
     Multifamily Revenue Bonds,
     Series 2002A (AMT), Senior
     Housing Project (Bank of
     America LOC),
     2.33%, 4/1/05                       17,150          17,150
   Los Angeles COP, Series 2004A,
     Village School, Inc. Project
     (Allied Irish Bank LOC),
     2.26%, 4/7/05                          100             100
   Los Angeles County Housing
     Authority Multifamily Revenue
     Bonds, Series 2003 (AMT),
     Castaic Senior Apartments
     Project (FNMA LOC),
     2.34%, 4/7/05                        9,300           9,300
   Los Angeles Department of Water
     and Power Waterworks Revenue
     Bonds, Series 2001B-1,
     2.28%, 4/1/05                        1,950           1,950
   Los Angeles IDA Empowerment Zone
     Facilities Revenue Bonds,
     Series 2001 (AMT), Megatoys
     Project (California State
     Teachers Retirement LOC),
     2.39%, 4/7/05                        3,000           3,000
   Los Angeles IDA Empowerment Zone
     Facilities Revenue Bonds,
     Series 2003 (AMT), Green Farms,
     Inc. Project (Comerica Bank
     LOC),
     2.39%, 4/7/05                        3,000           3,000
   Los Angeles IDA Revenue Bonds,
     Series 1998 (AMT), Delta Tau
     Data Systems, Inc. Project
     (California State Teachers
     Retirement LOC),
     2.39%, 4/7/05                        5,020           5,020
   Los Angeles IDA Revenue Bonds,
     Series 2001 (AMT), Wing Hing
     Noodle Co. Project (Comerica
     Bank California LOC),
     2.39%, 4/7/05                        2,900           2,900
   Los Angeles Multifamily Revenue
     Bonds, Series 1994 (AMT), Loans
     to Lenders Program (FHLB LOC),
     2.33%, 4/1/05                        2,991           2,991

                                        PRINCIPAL
                                         AMOUNT         VALUE
                                         (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  CALIFORNIA - 99.7% - (CONTINUED)
   Los Angeles Multifamily Revenue
     Bonds, Series 1997D (AMT),
     Mission Village Terrace Project
     (FHLB LOC),
     2.34%, 4/7/05                       $3,540          $3,540
   Los Angeles Multifamily Revenue
     Bonds, Series 2002E (AMT),
     Harvard Yard Apartments Project
     (FHLB LOC),
     2.34%, 4/7/05                        5,875           5,875
   Los Angeles Multifamily Revenue
     Bonds, Series 2003A (AMT),
     Asbury Apartments Project
     (Citibank LOC),
     2.32%, 4/7/05                        5,600           5,600
   Los Angeles Redevelopment Agency
     Multifamily Housing Revenue
     Bonds, Series 2003A (AMT),
     Wilshire Station Apartments
     (Fleet National Bank LOC),
     2.33%, 4/1/05                        5,000           5,000
   Los Angeles Unified School
     District G.O., MERLOTS, Series
     2003A22 (FSA Corp. Insured),
     (1)
     2.32%, 4/7/05                       15,395          15,395
   Los Angeles Unified School
     District G.O., TRAN, Series
     2004A,
     3.00%, 9/1/05                       20,000          20,124
   Los Angeles Wastewater Revenue
     Bonds,
     Series 2001A (FGIC Insured),
     2.15%, 12/15/05                     10,000          10,000
     Series 2001B (FGIC Insured),
     2.15%, 12/15/05                     12,000          12,001
   Metropolitan Water District of
     Southern California Waterworks
     G.O., Citigroup ROCS RR II R
     2040, (1)
     2.31%, 4/7/05                        8,875           8,875
   Metropolitan Water District of
     Southern California Waterworks
     Revenue Bonds,
     Series 2003C-2,
     2.23%, 4/7/05                        9,500           9,500
     Series 2003C-3,
     2.26%, 4/7/05                        1,600           1,600
     Series 2004C,
     2.24%, 4/7/05                        5,000           5,000

See Notes to the Financial Statements.

                         NORTHERN FUNDS ANNUAL REPORT  19     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

                                        PRINCIPAL
                                         AMOUNT         VALUE
                                         (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  CALIFORNIA - 99.7% - (CONTINUED)
   Oakland Revenue Bonds, MERLOTS
     Series 2000M (AMBAC Insured),
     (1)
     2.32%, 4/7/05                       $3,000          $3,000
   Oakland Revenue Bonds, Series
     2003-A, ABN AMRO MuniTops Trust
     Certificates 2004-22 (MBIA
     Insured), (1)
     2.31%, 4/7/05                        8,935           8,935
   Oakland TRAN, Series 2004-2005,
     3.00%, 7/27/05                       5,000           5,025
   Ontario IDA Revenue Bonds, Series
     1985, L.D. Brinkman and Co.
     Project (Bank of America LOC),
     2.32%, 4/1/05                        2,150           2,150
   Orange County Housing Authority
     Revenue Bonds, Series 1998 I,
     Oasis Martinique Project (FNMA
     Gtd.),
     2.27%, 4/7/05                          600             600
   Orange County Sanitation District
     COP, Series 2000-A,
     2.28%, 4/1/05                        4,025           4,025
   Oxnard California Financing
     Authority Wastewater Revenue
     Bonds, Headwork and Septic
     Systems (AMBAC Insured),
     2.28%, 4/7/05                          650             650
   Palmdale Community Redevelopment
     Agency SFM Revenue Bonds,
     MERLOTS Series 2000-TTT (AMT)
     (Colld. by U.S. Government
     Securities), (1)
     2.37%, 4/7/05                        5,990           5,991
   Pasadena COP, Series 1991, Rose
     Bowl Improvements Project (Bank
     of New York LOC),
     2.30%, 4/7/05                          875             875
   Roaring Fork Municipal Products
     Revenue Bonds Trust Receipts
     (AMT) (FNMA Gtd.), (1)
     2.38%, 4/7/05                        7,215           7,215
   Sacramento County Housing
     Authority Multifamily Revenue
     Bonds, Series 1992A (AMT)
     Shadowood Apartments Project
     (General Electric Capital Corp.
     LOC), (1)
     2.40%, 4/7/05                       18,500          18,500

                                        PRINCIPAL
                                         AMOUNT         VALUE
                                         (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  CALIFORNIA - 99.7% - (CONTINUED)
   Sacramento County Housing
     Authority Multifamily Revenue
     Bonds, Series 2001B (AMT),
     California Place Apartments
     (FNMA Gtd.),
     2.31%, 4/7/05                       $4,500          $4,500
   Sacramento County Housing
     Authority Multifamily Revenue
     Bonds, Series 2001D (AMT), Oak
     Valley Apartments (FNMA Gtd.),
     2.31%, 4/7/05                        4,000           4,000
   Sacramento County Sanitation
     District Financing Authority
     Revenue Bonds, MERLOTS Series
     2000-SSS (Colld. by U.S.
     Government Securities), (1)
     2.32%, 4/7/05                        7,500           7,500
   Sacramento County TRAN, Series
     2004A,
     3.00%, 7/11/05                       4,725           4,742
   Sacramento-Yolo Port District
     Revenue Bonds, Series 1997A
     (AMT), California Free Trade
     Zone Project (Wells Fargo Bank
     LOC),
     2.31%, 4/7/05                        3,900           3,900
   San Bernardino County Housing
     Authority Multifamily Revenue
     Bonds, Series 1993, Monterey
     Villas Apartments Project
     (FHLB LOC),
     2.20%, 4/7/05                        1,600           1,600
   San Bernardino County Multifamily
     Revenue Bonds, Series 2004A,
     Housing Mortgage Mountain View
     (FNMA LOC),
     2.30%, 4/7/05                          500             500
   San Diego Housing Authority
     Multifamily Revenue Bonds,
     Series 2000A (AMT), Stratton
     Apartments Project (FNMA Gtd.),
     2.34%, 4/7/05                        3,300           3,300
   San Francisco City and County
     Airports Commission
     International Airport Revenue
     Bonds (AMT), Merrill P-Floats
     PA-661R-A
     (FSA Corp. Insured), (1)
     2.36%, 4/7/05                        6,905           6,905

See Notes to the Financial Statements.

MONEY MARKET FUNDS    20     NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                        PRINCIPAL
                                         AMOUNT         VALUE
                                         (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  CALIFORNIA - 99.7% - (CONTINUED)
   San Francisco City and County
     Redevelopment Agency
     Multifamily Housing Revenue
     Bonds, Bayside Village Project
     (JP Morgan Chase Bank LOC),
     Series 1985A,
     2.28%, 4/7/05                       $4,590          $4,590
     Series 1985B,
     2.28%, 4/7/05                        5,600           5,600
   San Francisco City and County
     Redevelopment Agency
     Multifamily Housing Revenue
     Bonds, Series 2001B (AMT),
     Ocean Beach Apartments Project
     (Citibank LOC),
     2.38%, 4/7/05                        1,300           1,300
   San Francisco City and County
     Redevelopment Agency
     Multifamily Housing Revenue
     Bonds, Series 2002A (AMT),
     Leland Polk Senior Community
     (Citibank LOC),
     2.34%, 4/7/05                        7,965           7,965
   San Jose Multifamily Housing
     Revenue Bonds, Series 2004A
     (AMT), Tresles Apartments
     Project (FHLMC LOC),
     2.34%, 4/7/05                        3,675           3,675
   San Jose Multifamily Housing
     Revenue Bonds, Series 2005
     (AMT), Raintree Apartments
     Project (FHLMC LOC),
     2.34%, 4/7/05                        9,000           9,000
   San Leandro Multifamily Revenue
     Bonds, Series 1997A (AMT),
     Carlton Plaza (FNMA LOC),
     2.31%, 4/7/05                       11,220          11,220
   Santa Cruz Redevelopment Agency
     Multifamily Housing Revenue
     Bonds, Series 2002A (AMT),
     Shaffer Road Apartments Project
     (Bank of America LOC),
     2.37%, 4/7/05                       10,000          10,000
   Sequoia Unified High School
     District Revenue Bonds, Series
     2003-2, ABN AMRO MuniTops
     Certificates (MBIA Insured),
     (1)
     2.31%, 4/7/05                       12,945          12,945
   Simi Valley Unified School
     District, Series 2004-26, ABN
     AMRO MuniTops Certificates
     (MBIA Insured), (1)
     2.31%, 4/7/05                        6,995           6,995

                                        PRINCIPAL
                                         AMOUNT         VALUE
                                         (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  CALIFORNIA - 99.7% - (CONTINUED)
   South Coast Local Education
     Agencies TRAN, Series 2004,
     3.00%, 6/30/05                     $10,000         $10,037
   State of California TRAN, Series
     2004 L71J, Lehman Trust
     Receipts, (1)
     2.31%, 4/7/05                        1,200           1,200
   SunAmerica Pooled Puttable
     Floating Option Tax-Exempt
     Receipts, Series 2001-1 (AMT),
     Class A Certificates (FHLMC
     Gtd.), (1)
     2.36%, 4/7/05                       42,310          42,310
   Turlock California Health
     Facilities COP, Series B,
     Emanuel Medical Center, Inc.
     (U.S. Bank N.A. LOC),
     2.25%, 4/7/05                        1,600           1,600
   Western Placer Unified School
     District COP, Series 2003
     (Bank of America LOC),
     2.33%, 4/7/05                        5,575           5,575
   Windsor Multifamily Housing
     Revenue Bonds, Series 1995A
     (AMT), Oakmont at Windsor
     Project (FNMA LOC),
     2.34%, 4/7/05                        4,015           4,015
  -------------------------------------------------------------
  TOTAL MUNICIPAL INVESTMENTS
  -------------------------------------------------------------
  (COST $905,954)                                       905,954

  -------------------------------------------------------------
  TOTAL INVESTMENTS - 99.7%
  -------------------------------------------------------------
  (COST $905,954) (2)                                   905,954
    Other Assets less
     Liabilities - 0.3%                                   2,593
  -------------------------------------------------------------
  NET ASSETS - 100.0%                                  $908,547

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2) The cost for federal income tax purposes was $905,954.

See Notes to the Financial Statements.

                         NORTHERN FUNDS ANNUAL REPORT  21     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS                                           MARCH 31, 2005
CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

At March 31, 2005, the industry sectors for the California Municipal Money Market Fund were:

  INDUSTRY SECTOR                          % OF INVESTMENTS
  Air, Water Services and Solid Waste
   Management                                           7.2%
  Educational Services                                  6.1
  Executive, Legislative and General
   Government                                          18.5
  Gas, Electric Services and Combined
   Utilities                                            5.6
  Housing Programs                                     17.3
  Real Estate                                           8.7
  Urban and Community Development                      12.6
  All other sectors less than 5%                       24.0
  ----------------------------------------------------------
  TOTAL                                               100.0%

See Notes to the Financial Statements.

MONEY MARKET FUNDS    22     NORTHERN FUNDS ANNUAL REPORT

                                                              MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS                                           MARCH 31, 2005
MONEY MARKET FUND

                                       PRINCIPAL
                                        AMOUNT           VALUE
                                        (000S)          (000S)
  ASSET-BACKED NOTES - 1.6%
  AUTO RECEIVABLES - 0.3%
   Ford Credit Auto Owner Trust,
     Series 2005-A, Class A1,
     2.62%, 9/15/05                     $27,986           $27,986
  ---------------------------------------------------------------
  INTERNATIONAL RECEIVABLES - 1.3%
   Permanent Financing PLC, FRN,
     Series 5, Class 1A,
     2.75%, 4/11/05                      38,000            38,000
   Permanent Financing PLC, FRN,
     Series 6, Class 1A,
     2.74%, 4/11/05                      40,000            40,000
   Permanent Financing PLC, FRN,
     Series 7, Class 1A,
     2.80%, 4/11/05                      22,000            22,000
  ---------------------------------------------------------------
                                                          100,000
  ---------------------------------------------------------------
  TOTAL ASSET-BACKED NOTES
  ---------------------------------------------------------------
  (COST $127,986)                                         127,986

  CERTIFICATES OF DEPOSIT - 18.4%
  DOMESTIC DEPOSITORY INSTITUTIONS - 0.9%
   Bank of New York,
     3.17%, 11/22/05                     10,000            10,000
   Marshall & Ilsley Bank, FRN,
     3.06%, 6/29/05                      14,000            13,996
   SunTrust Bank, Atlanta Branch,
     2.71%, 5/24/05                      20,000            20,000
   Washington Mutual Bank, FA,
     Stockton, California,
     2.60%, 4/14/05                      26,000            26,000
  ---------------------------------------------------------------
                                                           69,996
  ---------------------------------------------------------------
  FOREIGN DEPOSITORY INSTITUTIONS - 17.5%
   Alliance & Leicester, London
     Branch,
     2.30%, 5/9/05                       10,000            10,000
   Banca Intesa Spa, London Branch,
     2.84%, 5/4/05                       30,000            30,000
   Banco Bilbao Vizcaya Argentaria,
     London Branch,
     2.77%, 7/7/05                       27,000            27,000
   Barclays Bank, London Branch,
     3.32%, 9/29/05                      40,000            40,000
     3.29%, 12/1/05                      53,000            53,000

                                       PRINCIPAL
                                        AMOUNT           VALUE
                                        (000S)          (000S)
  CERTIFICATES OF DEPOSIT - 18.4% - CONTINUED
  FOREIGN DEPOSITORY INSTITUTIONS - 17.5% - (CONTINUED)
   Barclays Bank, New York Branch,
     2.75%, 4/18/05, FRN                $19,000           $18,997
     2.78%, 4/25/05, FRN                 25,000            24,999
     2.96%, 6/15/05                      20,000            20,000
   BNP Paribas, London Branch,
     2.16%, 6/7/05                       20,000            20,000
     2.78%, 7/7/05                       42,000            42,001
     3.10%, 11/14/05                     25,000            25,000
     3.15%, 11/17/05                     25,000            25,000
     3.25%, 11/25/05                     42,000            42,000
     3.57%, 12/29/05                     30,000            30,000
   BNP Paribas, New York, FRN,
     2.78%, 5/23/05                      36,000            35,993
   Canadian Imperial Bank of
     Commerce, New York Branch,
     3.17%, 11/18/05                     18,000            18,000
   CALYON, London Branch,
     2.77%, 7/7/05                       15,000            15,000
     3.08%, 11/3/05                      42,000            42,000
     3.11%, 11/7/05                      37,000            37,000
   Credit Suisse First Boston, New
     York Branch,
     2.64%, 4/8/05, FRN                   8,400             8,400
     2.87%, 5/23/05, FRN                 34,000            34,004
     2.15%, 6/8/05                       15,000            15,000
   HBOS Treasury Services, London
     Branch,
     2.31%, 5/5/05                       21,000            21,000
     3.32%, 9/29/05                      13,000            13,000
   HBOS Treasury Services, New York
     Branch,
     3.27%, 11/30/05                     39,000            39,000
     3.37%, 12/12/05                     15,000            15,000
   Lloyds Bank, New York Branch,
     2.60%, 4/25/05, FRN                  9,000             8,997
     2.69%, 5/3/05                       16,000            16,000
     2.82%, 6/1/05, FRN                  10,000             9,996
   National Australia Bank, London
     Branch,
     1.28%, 4/5/05                       31,000            31,000
     3.14%, 11/18/05                     20,000            20,000

See Notes to the Financial Statements.

                         NORTHERN FUNDS ANNUAL REPORT  23     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (continued)

                                       PRINCIPAL
                                        AMOUNT           VALUE
                                        (000S)          (000S)
  CERTIFICATES OF DEPOSIT - 18.4% - CONTINUED
  FOREIGN DEPOSITORY INSTITUTIONS - 17.5% - (CONTINUED)
   Nordea Bank Finland, New York
     Branch,
     2.78%, 4/29/05, FRN                $10,000            $9,999
     2.81%, 5/26/05, FRN                 15,000            14,999
     2.92%, 6/13/05, FRN                 20,000            19,990
     3.14%, 11/18/05                     15,000            15,000
   Royal Bank of Canada, New York
     Branch, FRN,
     2.75%, 4/18/05                      19,000            18,996
   Royal Bank of Scotland, New York
     Branch, FRN,
     2.69%, 4/11/05                      50,000            49,997
     2.86%, 6/6/05                       20,000            19,994
     3.00%, 6/30/05                      20,000            19,991
   Societe Generale, London Branch,
     2.38%, 5/11/05                      25,000            25,000
     2.61%, 6/6/05                       40,000            40,000
     2.16%, 6/7/05                       15,000            15,000
     2.85%, 7/18/05                      31,000            31,000
     2.87%, 7/21/05                      35,000            35,000
     3.11%, 11/14/05                     10,000            10,000
   Standard Chartered Bank, New
     York Branch,
     2.98%, 6/6/05                       17,000            17,000
   Toronto Dominion Bank, New York
     Branch,
     1.28%, 4/5/05                       10,000            10,000
     2.30%, 5/3/05                       45,000            45,000
     2.30%, 5/9/05                       30,000            30,000
     2.20%, 6/10/05                      12,000            12,000
     2.76%, 7/1/05                       18,000            18,000
     3.10%, 11/7/05                      10,000            10,000
   UBS AG Stamford Connecticut,
     2.86%, 6/8/05, FRN                  40,000            39,988
     2.95%, 6/22/05, FRN                 28,000            27,991
     2.53%, 8/9/05                       17,000            17,000
     3.16%, 11/18/05                     22,000            22,000
   Unicredito Italiano, London
     Branch,
     3.22%, 9/19/05                      20,000            20,000
  ---------------------------------------------------------------
                                                        1,381,332
  ---------------------------------------------------------------
  TOTAL CERTIFICATES OF DEPOSIT
  ---------------------------------------------------------------
  (COST $1,451,328)                                     1,451,328

                                       PRINCIPAL
                                        AMOUNT           VALUE
                                        (000S)          (000S)
  COMMERCIAL PAPER - 17.9%
  AUTO RECEIVABLES - 2.7%
   FCAR1, Owner Trust,
     3.16%, 9/6/05                      $65,000           $64,099
   Ford Credit Floorplan Master
     Owner Trust A, Motown Funding
     LLC, Series 2002-1, (1)
     2.61%, 4/1/05                       15,800            15,800
     2.91%, 5/13/05                      20,000            19,932
     2.94%, 5/23/05                      75,000            74,682
     2.96%, 5/27/05                      40,000            39,816
  ---------------------------------------------------------------
                                                          214,329
  ---------------------------------------------------------------
  BANK HOLDING COMPANIES - 0.8%
   Bank of America Corp.,
     2.82%, 7/25/05                      37,000            36,667
     3.03%, 11/1/05                      25,000            24,550
  ---------------------------------------------------------------
                                                           61,217
  ---------------------------------------------------------------
  CREDIT CARD MASTER TRUSTS - 1.5%
   Capital One Multi Execution
     Trust, (1)
     2.90%, 5/18/05                      15,000            14,943
     2.92%, 5/20/05                      10,000             9,960
   Citibank Credit Card Master
     Trust, Dakota Certificates,
     2.62%, 4/5/05                       10,000             9,997
     2.74%, 4/11/05                      40,000            39,970
     2.73%, 4/12/05                      17,000            16,986
   MBNA Credit Card Master Trust,
     Emerald Certificates, (1)
     2.90%, 5/18/05                      30,000            29,887
  ---------------------------------------------------------------
                                                          121,743
  ---------------------------------------------------------------
  ELECTRONIC AND OTHER ELECTRONIC COMPONENTS - 0.6%
   General Electric Capital
     Services,
     2.74%, 7/6/05                       35,000            34,744
   General Electric Co.,
     2.88%, 4/1/05                       13,000            13,000
  ---------------------------------------------------------------
                                                           47,744
  ---------------------------------------------------------------
  FOREIGN DEPOSITORY INSTITUTIONS - 2.3%
   Banco Santander Central Hispano,
     New York Branch,
     2.55%, 6/1/05                       75,000            74,676
     2.54%, 6/2/05                       14,000            13,940

See Notes to the Financial Statements.

MONEY MARKET FUNDS    24     NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                       PRINCIPAL
                                        AMOUNT           VALUE
                                        (000S)          (000S)
  COMMERCIAL PAPER - 17.9% - CONTINUED
  FOREIGN DEPOSITORY INSTITUTIONS - 2.3% - (CONTINUED)
   Danske,
     3.25%, 9/19/05                     $34,000           $33,476
   Nordea North America, Inc.,
     3.04%, 11/4/05                      15,000            14,726
   Royal Bank of Scotland PLC,
     3.01%, 6/28/05                      23,000            22,831
   Swedbank,
     2.61%, 6/2/05                       20,000            19,910
  ---------------------------------------------------------------
                                                          179,559
  ---------------------------------------------------------------
  MULTI-SELLER CONDUITS - 4.1%
   Amstel Funding Corp.,
     2.94%, 6/15/05                      15,000            14,908
     3.04%, 8/26/05                      31,000            30,615
     3.29%, 9/30/05                      30,000            29,502
   Atlantic Asset Securitization
     Corp., (1)
     2.81%, 4/18/05                      40,000            39,947
   Bryant Park Funding LLC,
     2.81%, 4/21/05                      16,000            15,975
     2.84%, 4/22/05                       9,178             9,163
   Edison Asset Securitization
     Corp.,
     2.73%, 7/5/05                       30,000            29,784
   Eiffel Funding LLC,
     2.65%, 4/25/05                      32,000            31,944
   Legacy Capital LLC,
     2.75%, 5/17/05                      25,000            24,912
   Lexington Parker Capital,
     2.65%, 4/1/05, FRCP                 20,000            20,000
     2.75%, 4/14/05, FRCP                13,000            12,999
     3.10%, 9/1/05                       38,000            37,499
   Thunder Bay Funding LLC,
     2.61%, 4/15/05                      25,000            24,975
  ---------------------------------------------------------------
                                                          322,223
  ---------------------------------------------------------------

                                       PRINCIPAL
                                        AMOUNT           VALUE
                                        (000S)          (000S)
  COMMERCIAL PAPER - 17.9% - CONTINUED
  NON-DEPOSITORY PERSONAL CREDIT - 2.0%
   General Electric Capital Corp.,
     3.02%, 8/23/05                     $71,000           $70,142
     3.03%, 10/27/05                     42,000            41,261
     3.03%, 11/1/05                      50,000            49,100
  ---------------------------------------------------------------
                                                          160,503
  ---------------------------------------------------------------
  OTHER RECEIVABLES - 0.8%
   Thornburg Mortgage Capital
     Resources,
     2.73%, 4/5/05                       15,000            14,995
     2.75%, 4/7/05                       10,000             9,995
     2.85%, 4/21/05                      10,000             9,984
     2.85%, 4/22/05                      10,000             9,983
     2.85%, 4/25/05                      15,000            14,972
     2.85%, 4/28/05                       7,000             6,985
  ---------------------------------------------------------------
                                                           66,914
  ---------------------------------------------------------------
  SINGLE SELLER CONDUITS - 0.3%
   Ticonderoga Funding LLC, (1)
     2.80%, 4/13/05                      20,000            19,981
  ---------------------------------------------------------------
  STRUCTURED INVESTMENT VEHICLES - 2.8%
   Grampian Funding Ltd.,
     2.66%, 6/17/05                      32,000            31,818
     2.68%, 6/20/05                      25,000            24,851
     3.23%, 9/19/05                      26,000            25,601
   Mane Funding Corp.,
     2.61%, 4/18/05                      13,000            12,984
   Sigma Finance, Inc.,
     2.60%, 4/11/05                      45,000            44,968
     2.69%, 5/3/05                       16,000            15,962
   Surrey Funding Corp.,
     2.63%, 4/21/05                       6,000             5,991
     2.65%, 4/26/05                      35,000            34,936
     2.69%, 5/3/05                       18,000            17,957
   White Pine Finance LLC, FRCP
     2.81%, 4/20/05                       6,000             6,000
  ---------------------------------------------------------------
                                                          221,068
  ---------------------------------------------------------------
  TOTAL COMMERCIAL PAPER
  ---------------------------------------------------------------
  (COST $1,415,281)                                     1,415,281

See Notes to the Financial Statements.

                         NORTHERN FUNDS ANNUAL REPORT  25     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (continued)

                                       PRINCIPAL
                                        AMOUNT           VALUE
                                        (000S)          (000S)
  CORPORATE NOTES/BONDS - 14.2%
  DOMESTIC DEPOSITORY INSTITUTIONS - 1.8%
   American Express Bank, FRN,
     2.81%, 4/29/05                     $10,000           $10,000
   American Express Centurion Bank,
     FRN,
     2.76%, 4/12/05                      27,000            27,000
   National City Bank, Cleveland,
     FRN,
     2.62%, 4/1/05                       14,000            13,999
     2.74%, 5/9/05                       13,000            13,000
     2.78%, 5/19/05                      27,000            26,999
   SunTrust Bank, FRN,
     2.56%, 4/4/05                       25,000            25,003
   U.S. Bank, N.A., FRN,
     2.95%, 6/6/05                       30,000            30,006
  ---------------------------------------------------------------
                                                          146,007
  ---------------------------------------------------------------
  FOREIGN DEPOSITORY INSTITUTIONS - 1.9%
   HBOS Treasury Services PLC, FRN, (1)
     2.77%, 4/29/05                      20,000            20,005
     3.00%, 6/10/05                       8,000             8,001
   Nationwide Building Society,
     FRN, (1)
     3.12%, 6/28/05                      20,000            20,000
   Royal Bank of Canada, New York
     Branch, FRN,
     2.75%, 4/11/05                      24,000            24,002
   Royal Bank of Scotland, New York
     Branch, FRN,
     2.82%, 6/1/05                       60,000            59,968
   Westpac Banking Corp. FRN,
     2.99%, 6/13/05                      15,000            15,000
  ---------------------------------------------------------------
                                                          146,976
  ---------------------------------------------------------------
  INSURANCE CARRIERS - 1.5%
   Allstate Life Global Funding II,
     FRN, (1)
     2.86%, 4/18/05                      25,000            25,000
   ASIF Global Financing XV, FRN, (1)
     3.11%, 6/2/05                       44,000            44,040
   MET Life GIC Backed, FRN, (1)
     2.85%, 4/15/05                      50,000            50,000
  ---------------------------------------------------------------
                                                          119,040
  ---------------------------------------------------------------
  NON-DEPOSITORY BUSINESS CREDIT - 0.3%
   CIT Group, Inc., FRN,
     3.16%, 4/29/05                      24,500            24,533
  ---------------------------------------------------------------

                                       PRINCIPAL
                                        AMOUNT           VALUE
                                        (000S)          (000S)
  CORPORATE NOTES/BONDS - 14.2% - CONTINUED
  NON-DEPOSITORY PERSONAL CREDIT - 1.5%
   American Express Credit, FRN,
     2.82%, 4/15/05                     $10,000           $10,001
   General Electric Capital Corp.,
     FRN,
     2.86%, 4/11/05                      35,000            35,008
   HSBC Finance Corp., FRN,
     2.84%, 4/25/05                      25,000            25,000
   SLM Corp., FRN, (1)
     2.72%, 4/1/05                       50,000            50,000
  ---------------------------------------------------------------
                                                          120,009
  ---------------------------------------------------------------
  SECURITY AND COMMODITY BROKERS - 5.1%
   Bear Stearns, FRN,
     2.77%, 4/5/05                       20,000            20,000
   Citigroup Global, FRN,
     3.03%, 6/16/05                      10,000            10,003
   Goldman Sachs Group, Inc.,
     2.29%, 4/27/05                      27,000            27,000
     3.37%, 9/26/05                      30,000            30,000
   Lehman Brothers Holdings, FRN,
     2.67%, 4/22/05                      80,000            80,000
     2.79%, 4/22/05                       8,000             8,003
   Merrill Lynch & Co., MTN, FRN,
     2.72%, 4/4/05                       40,000            40,000
     2.92%, 4/11/05                      35,000            35,015
     2.89%, 4/28/05                       8,000             8,001
     3.02%, 5/23/05                      16,000            16,005
     3.40%, 6/13/05                      10,000            10,009
   Morgan Stanley & Co., FRN,
     2.81%, 4/15/05                      22,000            22,000
     2.89%, 4/27/05                      92,800            92,804
  ---------------------------------------------------------------
                                                          398,840
  ---------------------------------------------------------------
  STRUCTURED INVESTMENT VEHICLES - 1.8%
   Beta Finance, Inc., MTN, FRN, (1)
     2.75%, 4/15/05                      38,000            37,997
     2.90%, 5/31/05                      20,000            20,005
   CC U.S.A., Inc., MTN, FRN, (1)
     2.76%, 4/11/05                      19,000            19,002
     2.79%, 4/15/05                      30,000            30,001
     2.77%, 5/24/05                      25,000            24,999
   Dorada Finance, Inc., FRN, (1)
     2.71%, 5/13/05                      12,000            12,000
  ---------------------------------------------------------------
                                                          144,004
  ---------------------------------------------------------------

See Notes to the Financial Statements.

MONEY MARKET FUNDS    26     NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                       PRINCIPAL
                                        AMOUNT           VALUE
                                        (000S)          (000S)
  CORPORATE NOTES/BONDS - 14.2% - CONTINUED
  TRANSPORTATION EQUIPMENT - 0.3%
   American Honda Finance Corp.,
     FRN, (1)
     2.70%, 5/4/05                      $10,000            $9,999
     2.91%, 5/23/05                      10,000            10,005
  ---------------------------------------------------------------
                                                           20,004
  ---------------------------------------------------------------
  TOTAL CORPORATE NOTES/BONDS
  ---------------------------------------------------------------
  (COST $1,119,413)                                     1,119,413

  EURODOLLAR TIME DEPOSITS - 11.5%
  DOMESTIC DEPOSITORY INSTITUTIONS - 1.5%
   Bank of America, Grand Cayman,
     2.65%, 6/14/05                      20,000            20,000
     2.72%, 7/1/05                       30,000            30,000
   HSBC Bank USA,
     3.11%, 9/1/05                       25,000            25,000
   Wells Fargo Bank, San Francisco,
     N.A., Cayman,
     2.88%, 4/1/05                       50,000            50,000
  ---------------------------------------------------------------
                                                          125,000
  ---------------------------------------------------------------
  FOREIGN DEPOSITORY INSTITUTIONS - 10.0%
   ABN-AMRO Bank, Amsterdam,
     Netherlands,
     2.87%, 4/1/05                      180,000           180,000
   Allied Irish Bank, Dublin,
     2.71%, 5/4/05                       20,000            20,000
   Banco Espanol de Credito,
     Madrid,
     2.54%, 4/6/05                        8,000             8,000
   Barclays Bank, London,
     2.88%, 4/1/05                       70,000            70,000
   Dexia Bank, Belgium, Brussels,
     2.82%, 4/4/05                       90,000            90,000
   Dexia Credit Local, Grand
     Cayman,
     3.00%, 4/1/05                       77,000            77,000
   ING Bank, Amsterdam,
     2.71%, 5/3/05                       16,000            16,000
   ING Bank, Belgium, Brussels,
     2.87%, 4/1/05                       60,000            60,000
   ING Bank, Grand Cayman,
     2.88%, 4/1/05                      122,957           122,957

                                       PRINCIPAL
                                        AMOUNT           VALUE
                                        (000S)          (000S)
  EURODOLLAR TIME DEPOSITS - 11.5% - CONTINUED
  FOREIGN DEPOSITORY INSTITUTIONS - 10.0% - (CONTINUED)
   Nationwide Building Society,
     London,
     2.91%, 4/1/05                      $50,000           $50,000
   Royal Bank of Scotland, London,
     2.88%, 4/1/05                       93,000            93,000
  ---------------------------------------------------------------
                                                          786,957
  ---------------------------------------------------------------
  TOTAL EURODOLLAR TIME DEPOSITS
  ---------------------------------------------------------------
  (COST $911,957)                                         911,957

  MUNICIPAL INVESTMENTS - 1.5%
  ADMINISTRATION OF ENVIRONMENTAL AND HOUSING PROGRAMS - 0.2%
   State of Texas G.O. Taxable,
     VRN, Veterans' Land Refunding
     Bonds,
     2.83%, 4/7/05                       14,960            14,960
  ---------------------------------------------------------------
  BUSINESS SERVICES - 0.2%
   Bonbright Distributors, Inc.
     VRDN,
     2.92%, 4/7/05                        3,400             3,400
   FBC Chemical Corp. Taxable VRDN,
     Series 2000 (National City
     Bank LOC),
     2.92%, 4/7/05                        2,695             2,695
   JCM Properties, LP VRDN, Series
     1998,
     2.92%, 4/7/05                        2,015             2,015
   Malone College Project Taxable
     VRDN (National City Bank LOC),
     2.92%, 4/7/05                        1,800             1,800
   Schreiber Industrial
     Park - North Carolina Taxable
     VRDN, Series 1997,
     2.92%, 4/7/05                        4,545             4,545
   Smith Clinic Project Taxable
     VRDN, Series 2000,
     2.92%, 4/7/05                        5,040             5,040
  ---------------------------------------------------------------
                                                           19,495
  ---------------------------------------------------------------
  ENGINEERING, ACCOUNTING AND MANAGEMENT - 0.1%
   California PCR Environmental
     Improvement Taxable CP Series
     1997, Browning Ferris Project,
     2.72%, 4/4/05                       10,000            10,000
  ---------------------------------------------------------------

See Notes to the Financial Statements.

                         NORTHERN FUNDS ANNUAL REPORT  27     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (continued)

                                       PRINCIPAL
                                        AMOUNT           VALUE
                                        (000S)          (000S)
  MUNICIPAL INVESTMENTS - 1.5% - CONTINUED
  EXECUTIVE, LEGISLATIVE AND GENERAL GOVERNMENT - 0.5%
   Cook County, Illinois, G.O.
     Taxable Bonds, Series 2002A,
     2.88%, 4/7/05                      $16,500           $16,500
   Cook County, Illinois, G.O.
     Taxable Bonds, Series 2004D,
     2.88%, 4/7/05                       10,000            10,000
   State of Michigan G.O. Taxable
     Bonds, Series 2004B,
     2.85%, 8/10/05                       6,930             6,930
   State of Texas G.O. Taxable
     Bonds, Series B,
     2.80%, 4/7/05                        2,600             2,600
  ---------------------------------------------------------------
                                                           36,030
  ---------------------------------------------------------------
  HEALTH SERVICES - 0.4%
   Healthcare Network Properties,
     LLC Loan Program VRN,
     Series 1999A
     (National City Bank LOC),
     2.88%, 4/7/05                       17,050            17,050
   Integris Health, Inc. Taxable
     VRDB,
     2.93%, 4/7/05                       12,060            12,060
  ---------------------------------------------------------------
                                                           29,110
  ---------------------------------------------------------------
  MEMBERSHIP ORGANIZATIONS - 0.1%
   American Association of Retired
     Persons VRDN,
     2.82%, 4/7/05                        3,100             3,100
  ---------------------------------------------------------------
  REAL ESTATE - 0.0%
   Wilmington Pike LLC Project
     Taxable VRDN, Series 2000,
     2.92%, 4/7/05                        2,955             2,955
  ---------------------------------------------------------------
  TOTAL MUNICIPAL INVESTMENTS
  ---------------------------------------------------------------
  (COST $115,650)                                         115,650

  U.S. GOVERNMENT AGENCIES - 3.5% (2)
  FANNIE MAE - 2.8%
   FNMA Discount Notes,
     2.29%, 4/1/05                       15,000            15,000
     2.19%, 4/20/05                      30,000            29,966

                                       PRINCIPAL
                                        AMOUNT           VALUE
                                        (000S)          (000S)
  U.S. GOVERNMENT AGENCIES - 3.5% (2) - CONTINUED
  FANNIE MAE - 2.8% - (CONTINUED)
   FNMA, FRN,
     2.64%, 5/6/05                      $60,000           $59,964
     2.84%, 6/9/05                       70,000            69,971
   FNMA Note,
     1.55%, 5/4/05                       50,000            50,000
  ---------------------------------------------------------------
                                                          224,901
  ---------------------------------------------------------------
  FEDERAL HOME LOAN BANK - 0.4%
   FHLB Discount Notes,
     2.24%, 5/4/05                       20,000            19,959
     2.25%, 5/6/05                       10,000             9,978
  ---------------------------------------------------------------
                                                           29,937
  ---------------------------------------------------------------
  FREDDIE MAC - 0.3%
   FHLMC Discount Note,
     2.19%, 4/19/05                      25,206            25,179
  ---------------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCIES
  ---------------------------------------------------------------
  (COST $280,017)                                         280,017

  ---------------------------------------------------------------
  INVESTMENTS, AT AMORTIZED COST
  ---------------------------------------------------------------
  ($5,421,632)                                          5,421,632

  REPURCHASE AGREEMENTS - 33.2%
  (COLLD. AT A MINIMUM OF 102% BY U.S. TREASURY BONDS/NOTES)
  JOINT REPURCHASE AGREEMENTS - 0.6%
   Bank of America Securities LLC,
     dated 3/31/05, repurchase
     price $15,035
     2.60%, 4/1/05                       15,034            15,034
   Morgan Stanley & Co., Inc.,
     dated 3/31/05, repurchase
     price $10,023
     2.60%, 4/1/05                       10,022            10,022
   Societe Generale - New York
     Branch, dated 3/31/05,
     repurchase price $5,012
     2.64%, 4/1/05                        5,011             5,011
   UBS Securities LLC, dated
     3/31/05, repurchase price
     $15,035
     2.64%, 4/1/05                       15,034            15,034
  ---------------------------------------------------------------
                                                           45,101
  ---------------------------------------------------------------

See Notes to the Financial Statements.

MONEY MARKET FUNDS    28     NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                       PRINCIPAL
                                        AMOUNT           VALUE
                                        (000S)          (000S)
  REPURCHASE AGREEMENTS - 33.2% - CONTINUED
  (COLLD. AT A MINIMUM OF 102% BY U.S. GOVERNMENT/AGENCY
  SECURITIES)
  REPURCHASE AGREEMENTS - 32.6%
   Bank of America N.A., dated
     3/31/05, repurchase price
     $505,041
     2.89%, 4/1/05                     $505,000          $505,000
   Bank of America Securities LLC,
     dated 3/31/05, repurchase
     price $490,039
     2.89%, 4/1/05                      490,000           490,000
   Bear Stearns, Inc., dated
     3/31/05, repurchase price
     $390,032
     2.93%, 4/1/05                      390,000           390,000
   Goldman Sachs & Co., Inc., dated
     3/31/05, repurchase price
     $500,040
     2.90%, 4/1/05                      500,000           500,000
   Lehman Brothers, Inc., dated
     3/31/05, repurchase price
     $125,549
     2.91%, 4/1/05                      125,539           125,539
   UBS Securities LLC, dated
     3/31/05, repurchase price
     $565,045
     2.89%, 4/1/05                      565,000           565,000
  ---------------------------------------------------------------
                                                        2,575,539
  ---------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENTS
  ---------------------------------------------------------------
  (COST $2,620,640)                                     2,620,640

  ---------------------------------------------------------------
  TOTAL INVESTMENTS - 101.8%
  ---------------------------------------------------------------
  (COST $8,042,272) (3)                                 8,042,272
     Liabilities less Other
       Assets - (1.8)%                                   (145,542)
  ---------------------------------------------------------------
  NET ASSETS - 100.0%                                  $7,896,730

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(3) The cost for federal income tax purposes was $8,042,272.

See Notes to the Financial Statements.

                         NORTHERN FUNDS ANNUAL REPORT  29     MONEY MARKET FUNDS

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2%
  ALABAMA - 0.4%
   Eutaw IDB Pollution Control
     VRDB, Green County Project
     (Mississippi Power Co. Gtd.),
     2.33%, 4/1/05                      $6,550          $6,550
   McIntosh IDB Environmental
     Facilities Refunding Bonds,
     Series 1998E (AMT), CIBA
     Specialty Chemicals Corp.
     (CIBA Speciality Chemicals
     Corp. Gtd.),
     2.30%, 4/1/05                       6,900           6,900
   Mobile Spring Hill College VRDB,
     Series 2004B, Spring Hill
     College Project (Regions Bank
     LOC),
     2.30%, 4/7/05                       5,200           5,200
  ------------------------------------------------------------
                                                        18,650
  ------------------------------------------------------------
  ALASKA - 0.5%
   Alaska International Airports
     Revenue VRDB, Series 1999-I
     (AMT), Wachovia MERLOTS (AMBAC
     Insured), (1)
     2.40%, 4/7/05                       3,750           3,750
   Anchorage Higher Education
     Revenue Refunding VRDB, Series
     1993, Alaska Pacific
     University (Bank of America
     LOC),
     2.31%, 4/7/05                       3,090           3,090
   City of Valdez VRDB, Series
     2003C, BP Pipelines, Inc.
     Project (BP Pipelines, Inc.
     Gtd.),
     2.30%, 4/1/05                      18,820          18,820
  ------------------------------------------------------------
                                                        25,660
  ------------------------------------------------------------
  ARIZONA - 1.6%
   Apache County IDA VRDN, Series
     1996 (AMT), Imperial
     Components, Inc. Project
     (Harris Trust & Savings Bank
     LOC),
     2.36%, 4/7/05                         900             900
   Maricopa County IDA SFM Revenue
     Bonds, Series 2001-2B (AMT),
     Wachovia MERLOTS Series
     2001-A126 (Colld. By Maricopa
     County IDA SFM), (1)
     2.40%, 4/7/05                         280             280

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  ARIZONA - 1.6% - (CONTINUED)
   Northern Arizona Capital
     Facilities Finance VRDB,
     Series 2001A, Northern Arizona
     University Project Corporate
     Student Housing (Wachovia Bank
     LOC),
     2.38%, 4/7/05                      $7,000          $7,000
   Phoenix Civic Improvement Corp.
     Water System Revenue Refunding
     Bonds Senior Lien, Series
     2005A (MBIA Insured),
     2.25%, 4/7/05                      24,150          24,150
   Phoenix IDA SFM, Series 2001-2A
     (AMT), Merrill Lynch P-Floats
     PT-1344, (1)
     2.33%, 4/7/05                       1,180           1,180
   Pima County IDA VRDB, Series
     2002A, La Posada Project
     (LaSalle Bank LOC),
     2.28%, 4/7/05                      19,145          19,145
   Salt River Agricultural Project
     CP, Series B, Improvement &
     Power District,
     1.97%, 4/8/05                      11,600          11,600
   Salt River Project System
     Revenue Refunding Bonds,
     Citicorp Eagle Trust Series
     2002A, (1)
     2.32%, 4/7/05                       8,000           8,000
   Yuma Arizona IDA Multifamily
     VRDB, Series 2003, Encanto
     Apartments Project (FNMA LOC),
     2.30%, 4/7/05                         735             735
  ------------------------------------------------------------
                                                        72,990
  ------------------------------------------------------------
  ARKANSAS - 0.3%
   Arkansas Development Finance
     Authority VRDB, Series 2000
     (AMT), ENSCO, Inc. Project
     (Wachovia Bank LOC),
     2.34%, 4/7/05                       7,000           7,000
   Benton County Public Facilities
     Board VRDB, Series 2002 (AMT),
     Bentonville Apartments (FHLMC
     Gtd.),
     2.35%, 4/7/05                       9,500           9,500
  ------------------------------------------------------------
                                                        16,500
  ------------------------------------------------------------

See Notes to the Financial Statements.

MONEY MARKET FUNDS    30     NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  CALIFORNIA - 3.2%
   ABAG Finance VRDB, Series 2004,
     Elder Care Alliance (Lloyds
     TSB Bank LOC),
     2.25%, 4/7/05                      $4,600          $4,600
   California Department of Water
     Resource VRDB, Series 2002C-7,
     Power Supply (FSA Corp.
     Insured),
     2.31%, 4/7/05                      10,300          10,300
   California Department of Water
     Resource VRDB, Series
     2002C-15, Power Supply (Bank
     of Nova Scotia LOC),
     2.22%, 4/7/05                      23,420          23,420
   California HFA VRDB, Series
     2001R (AMT) (AMBAC Insured),
     2.28%, 4/1/05                      16,310          16,310
   California Pollution Control
     Finance Authority San Diego
     Gas and Electric Revenue
     Bonds, Series 1999, Merrill
     Lynch P-Floats PA-538R (MBIA
     Insured), (1)
     2.33%, 4/7/05                      18,860          18,860
   California State G.O. VRDB,
     Kindergarten-University Public
     Education Facilities (Citibank
     LOC),
     Series 2004A,
     2.27%, 4/7/05                       5,100           5,100
     Series 2004A,
     2.28%, 4/7/05                       7,300           7,300
   California State G.O. VRDB,
     Series 2003B-4 (Bank of New
     York LOC),
     2.27%, 4/7/05                       9,100           9,100
   California Statewide Community
     Development Authority VRDB,
     Series 2001, Gemological
     Institute (AMBAC Insured),
     2.28%, 4/7/05                       4,300           4,300
   California Statewide Community
     Development Authority VRDB,
     Series 2001, Senior Living
     Facility (Bank of New York
     LOC),
     2.25%, 4/7/05                         600             600
   Emeryville Redevelopment Agency
     VRDB, Series 2002A (AMT), Bay
     Street Apartments (Key Bank
     LOC),
     2.31%, 4/7/05                      18,000          18,000

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  CALIFORNIA - 3.2% - (CONTINUED)
   Metropolitan Water District
     VRDB, Series 2003C-3, Southern
     California Waterworks,
     2.26%, 4/7/05                      $2,700          $2,700
   San Jose Multifamily Housing
     VRDB, Series 2002H (AMT),
     Evans Land Apartments (Bank of
     America LOC),
     2.26%, 4/7/05                       2,500           2,500
   State of California TRAN, Series
     2004, Lehman Trust Receipts
     2004 L71J Regulation D, (1)
     2.31%, 4/7/05                      18,800          18,800
   SunAmerica Pool Multifamily
     (AMT), Series 2001-1, Class A
     Certificate (FHLMC Gtd.), (1)
     2.36%, 4/7/05                       3,900           3,900
  ------------------------------------------------------------
                                                       145,790
  ------------------------------------------------------------
  COLORADO - 2.5%
   Castle Pines North Metropolitan
     District VRDB, Series 1999,
     Limited Tax G.O. Bonds
     (U.S. Bank N.A. LOC),
     2.38%, 4/7/05                       2,195           2,195
   City of Greenwood Village VRDB,
     Series 2003, Fiddlers Business
     Improvement District (U.S.
     Bank N.A. LOC),
     2.35%, 4/7/05                       3,000           3,000
   Colorado Education & Cultural
     Facilities Authority VRDB,
     Series 2000, Vail Mountain
     School Project (KeyBank LOC),
     2.36%, 4/7/05                       5,000           5,000
   Colorado Education & Cultural
     Facilities Authority VRDB,
     Series 2001, Denver
     Museum Project
     (JP Morgan Chase Bank LOC),
     2.30%, 4/7/05                       2,100           2,100
   Colorado HFA Economic
     Development Revenue Bonds
     (AMT), Metal Sales
     Manufacturing Corp. Project
     (U.S. Bank N.A. LOC),
     2.43%, 4/7/05                       1,000           1,000
   Colorado HFA Economic
     Development Revenue Bonds
     (AMT), Walker Manufacturing
     Co. Project
     (JP Morgan Chase Bank LOC),
     2.45%, 4/7/05                       2,960           2,960

See Notes to the Financial Statements.

                         NORTHERN FUNDS ANNUAL REPORT  31     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  COLORADO - 2.5% - (CONTINUED)
   Colorado HFA Revenue Bonds
     (AMT), Genesis Innovations LLC
     (JP Morgan Chase Bank LOC),
     2.63%, 4/7/05                      $1,675          $1,675
   Colorado HFA Revenue Bonds
     (AMT), Wachovia MERLOTS Series
     2002A6 (MBIA Insured), (1)
     2.40%, 4/7/05                       6,995           6,995
   Colorado HFA SFM Revenue Bonds,
     Series 2001C2 (AMT), Roaring
     Fork Trust Receipts Series
     2001-6A, (1)
     2.43%, 4/7/05                       5,775           5,775
   Colorado HFA SFM Revenue Bonds,
     Wachovia MERLOTS Series
     2001-A2 (AMT), (1)
     2.40%, 4/7/05                       2,550           2,550
   Denver Airport System Revenue
     Bonds, Series 2000A (AMT),
     Merrill Lynch P-Floats PA-763
     (AMBAC Insured), (1)
     2.37%, 4/7/05                       4,995           4,995
   Denver Airport System Revenue
     Refunding Bonds, Series 2002C
     (AMT), (Soc Gen LOC),
     2.32%, 4/7/05                      18,300          18,300
   Denver Single Family VRDB,
     Series 2004A (AMT), Draw Down
     (General Electric Capital
     Corp. Gtd.),
     2.63%, 4/25/05                     23,292          23,292
   Eagle County Metropolitan
     District VRDB, Series 1999B,
     Eagle Ranch Golf Course
     Enterprise (Fleet National
     Bank LOC),
     2.35%, 4/7/05                       6,580           6,580
   Park Creek Metropolitan District
     VRDB, Merrill Lynch P-Floats
     2004-PT-2321 (Merrill Lynch
     and Co., Inc. Gtd.), (1)
     2.37%, 4/7/05                       3,570           3,570

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  COLORADO - 2.5% - (CONTINUED)
   Pitkin County IDA VRDB, Series
     1994-B (AMT), Aspen Skiing Co.
     Project (JP Morgan Chase Bank
     LOC),
     2.33%, 4/1/05                      $7,500          $7,500
   Summit County Recreational
     Facilities Revenue Bonds,
     Series 1992, Copper Mountain
     (Bank of Nova Scotia LOC),
     2.36%, 4/7/05                      10,040          10,040
   Summit County School District
     Number 1 TAN, Series 2004,
     2.00%, 6/30/05                      7,000           7,008
  ------------------------------------------------------------
                                                       114,535
  ------------------------------------------------------------
  DELAWARE - 0.9%
   Delaware EDA VRDB, Hospital
     Billing Collection (AMBAC
     Insured),
     2.28%, 4/7/05                       2,800           2,800
   Delaware EDA VRDB, Series 1998A
     (AMT), Solid Waste Disposal &
     Sewer (CIBA Specialty Corp.
     Gtd.),
     2.33%, 4/1/05                      19,900          19,900
   New Castle County Airport
     Revenue Bonds, Series 2002
     (AMT), FlightSafety
     International, Inc. Project
     (Berkshire Hathaway, Inc.
     Gtd.),
     2.32%, 4/7/05                      16,615          16,615
  ------------------------------------------------------------
                                                        39,315
  ------------------------------------------------------------
  DISTRICT OF COLUMBIA - 0.7%
   District of Columbia
     Metropolitan Airport Authority
     Revenue Bonds (AMT), Citigroup
     ROCS Number 54 (MBIA
     Insured), (1)
     2.43%, 4/7/05                       2,495           2,495
   District of Columbia Multifamily
     Housing Finance Agency Revenue
     Bonds (AMT), Merrill Lynch
     P-Floats PT-2391 (Merrill
     Lynch and Co. Inc., Gtd.), (1)
     2.41%, 4/7/05                       4,310           4,310
   District of Columbia Revenue
     Bonds, Henry J. Kaiser
     Foundation (Kaiser Family
     Foundation Gtd.),
     2.33%, 4/7/05                      10,100          10,100

See Notes to the Financial Statements.

MONEY MARKET FUNDS    32     NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  DISTRICT OF COLUMBIA - 0.7% - (CONTINUED)
   District of Columbia Revenue
     Bonds, Series 1998, Lowell
     School, Inc. Project (Wachovia
     Bank LOC),
     2.34%, 4/7/05                      $3,580          $3,580
   District of Columbia Water &
     Sewer Authority VRDB, Series
     1998, Citibank Eagle Trust
     985201 (FSA Corp.
     Insured), (1)
     2.32%, 4/7/05                       3,300           3,300
   District of Columbia Water &
     Sewer Revenue Bonds, Citicorp
     Eagle Trust 8121A (FSA Corp.
     Insured), (1)
     2.32%, 4/7/05                       7,590           7,590
  ------------------------------------------------------------
                                                        31,375
  ------------------------------------------------------------
  FLORIDA - 2.0%
   Capital Trust Agency - Air Cargo
     VRDB, Series 2004A (AMT), Aero
     Miami FX LLC Project (JP
     Morgan Chase Bank LOC),
     2.35%, 4/7/05                       8,400           8,400
   Dade County Special Obligation
     Refunding Bonds, Morgan
     Stanley Floating Rate Trust
     Certificates, Series 2000-415
     (AMBAC Insured), (1)
     2.32%, 4/7/05                       8,995           8,995
   Duval County Housing Revenue
     Bonds, Series 2003 (AMT),
     Camri Green Apartments (FNMA
     LOC),
     2.33%, 4/7/05                       3,000           3,000
   Florida Board of Education
     Capital Outlay Revenue Bonds,
     Citicorp Eagle Trust Series
     20000902, (1)
     2.31%, 4/7/05                       4,550           4,550
   Florida Department of Juvenile
     Justice COP, Wachovia MERLOTS
     Series 2000-000 (MBIA
     Insured), (1)
     2.35%, 4/7/05                       5,875           5,875
   Florida Housing Finance Corp.
     Revenue VRDB (AMT), Merrill
     Lynch P-Floats PT-451,
     Homeowner Mortgage Services
     (FSA Corp. Insured), (1)
     2.36%, 4/7/05                       1,420           1,420
   Florida Housing Finance Corp.
     Revenue VRDB, Series 2002-1
     Lighthouse Bay Apartments
     (FHLMC LOC),
     2.30%, 4/7/05                       4,150           4,150

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  FLORIDA - 2.0% - (CONTINUED)
   Highlands County Health
     Facilities Authority VRDB,
     Adventist Health System
     Sunbelt (SunTrust Bank LOC),
     Series 1996A,
     2.28%, 4/7/05                      $2,695          $2,695
     Series 1997A,
     2.28%, 4/7/05                       2,700           2,700
   Hillsborough County Aviation
     Authority VRDB, Series 2003A
     (AMT), Wachovia MERLOTS Series
     2003-A18 (MBIA Insured), (1)
     2.40%, 4/7/05                       3,970           3,970
   Jacksonville Health Facilities
     Authority Revenue Bonds,
     Series 1997C, Charity
     Obligations Group (MBIA
     Insured),
     2.27%, 4/7/05                       4,700           4,700
   Miami-Dade County HFA VRDB,
     Series 2002-8 (AMT), Ward
     Towers Assisted (Bank of
     America LOC),
     2.35%, 4/7/05                       1,700           1,700
   Miami-Dade County IDA VRDB,
     Series 2004 (AMT), Tarmac
     America Project (Bank of
     America LOC),
     2.35%, 4/7/05                       3,000           3,000
   Orange County Health Facility
     Revenue Bonds, Morgan Stanley
     Floating Rate Trust
     Certificates Series 17,
     Adventist-Health (AMBAC
     Insured), (1)
     2.38%, 4/7/05                       9,345           9,345
   Orange County Multifamily
     Housing VRDB, Series 1997,
     Palm Key Apartments Project
     (FHLMC LOC),
     2.29%, 4/7/05                       4,400           4,400
   Orlando Greater Aviation
     Authority VRDB, Series 2003A
     (AMT), FlightSafety
     International, Inc. Project
     (Berkshire Hathaway, Inc.
     Gtd.),
     2.34%, 4/7/05                       5,000           5,000
   Pembroke Pines Capital
     Improvement Revenue Bonds,
     Series 2005, Susan B. Anthony
     Center (AMBAC Insured),
     2.28%, 4/7/05                       7,910           7,910

See Notes to the Financial Statements.

                         NORTHERN FUNDS ANNUAL REPORT  33     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  FLORIDA - 2.0% - (CONTINUED)
   Pinellas County HFA VRDB, Series
     2004 (AMT), Alta Largo
     Apartments Project (Amsouth
     Bank Birmingham LOC),
     2.36%, 4/7/05                      $5,000          $5,000
   Polk County IDA Revenue Bonds,
     Series 2004, Lifepath Hospice
     Project (SunTrust Bank LOC),
     2.29%, 4/7/05                       3,000           3,000
   St. Lucie County IDA Revenue
     Bonds (AMT), Series 2000,
     Freedom Plastics Project
     (LaSalle Bank LOC),
     2.35%, 4/7/05                       2,000           2,000
  ------------------------------------------------------------
                                                        91,810
  ------------------------------------------------------------
  GEORGIA - 6.2%
   Atlanta Airport Authority
     Revenue Bonds (AMT), Wachovia
     MERLOTS Series 2000CCC (FGIC
     Insured), (1)
     2.40%, 4/7/05                       5,800           5,800
   Atlanta Airport Authority
     Revenue Bonds (AMT), Wachovia
     MERLOTS Series 2004C14 (FSA
     Corp. Insured), (1)
     2.40%, 4/7/05                       3,995           3,995
   Atlanta Urban Residential
     Authority VRDB, Series 2002A
     (AMT), Auburn Glenn Apartments
     (Wachovia Bank LOC),
     2.34%, 4/7/05                       4,900           4,900
   Atlanta Urban Residential
     Finance Authority Revenue
     Bonds, Series 2000 (AMT),
     Carver Redevelopment Project
     (SunTrust Bank LOC),
     2.34%, 4/7/05                       1,200           1,200
   Bulloch County Development
     Authority Revenue Bonds,
     Series 1999 (AMT), Apogee
     Enterprises, Inc. (Bank of New
     York LOC),
     2.48%, 4/7/05                       5,400           5,400
   Carollton County Housing
     Authority VRDB, Series 2003
     (AMT), Magnolia Lake
     Apartments (SunTrust Bank
     LOC),
     2.34%, 4/7/05                      11,920          11,920

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  GEORGIA - 6.2% - (CONTINUED)
   Clayton County Development
     Authority VRDB, Delta Airlines
     Project (General Electric
     Capital Corp. LOC)
     Series 2000B (AMT),
     2.37%, 4/7/05                     $18,300         $18,300
     Series 2000C (AMT),
     2.37%, 4/7/05                      39,355          39,355
   Clayton County Housing Authority
     VRDB, Series 2003A (AMT),
     Forest Club Estates Project
     (FHLB of San Francisco LOC),
     2.35%, 4/1/05                       9,500           9,500
   Cobb County Housing Authority
     VRDB, Series 2003 (AMT),
     Woodchase Village Apartments
     (Regions Bank LOC),
     2.38%, 4/7/05                       4,000           4,000
   De Kalb County Hospital RAN,
     Series 2003B, De Kalb Medical
     Center Project (FSA Corp.
     Insured),
     2.29%, 4/7/05                       4,100           4,100
   De Kalb County Housing Authority
     VRDB, Series 2002A1 (AMT),
     Mountain Crest Apartments
     Project (SunTrust Bank LOC),
     2.34%, 4/7/05                       4,000           4,000
   De Kalb County Multifamily
     Housing Authority VRDB, Series
     2002 (AMT), Wesley Club
     Apartments (SunTrust Bank
     LOC),
     2.34%, 4/7/05                       2,900           2,900
   De Kalb Private Hospital
     Authority VRDB, Series 1994B,
     Egleston Children's Hospital
     (SunTrust Bank LOC),
     2.30%, 4/7/05                       1,100           1,100
   East Point Multifamily Housing
     Authority VRDB, Series 2004
     (AMT), Village Highlands
     Apartments (SunTrust Bank
     LOC),
     2.34%, 4/7/05                       3,000           3,000
   Fulton County Development
     Authority Revenue Bonds,
     Series 2000, Holy Innocents
     Episcopal School Project
     (SunTrust Bank LOC),
     2.29%, 4/7/05                      11,500          11,500

See Notes to the Financial Statements.

MONEY MARKET FUNDS    34     NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  GEORGIA - 6.2% - (CONTINUED)
   Georgia Medical Center Hospital
     Authority VRDB, Series 2004,
     Spring Harbor at Green Island
     (HBOS Treasury Service LOC),
     2.28%, 4/7/05                     $11,800         $11,800
   Georgia State G.O. VRDB,
     Eagle Trust Series
     97C1001, (1)
     2.32%, 4/7/05                      15,500          15,500
     Eagle Trust Series
       97C1002, (1)
     2.32%, 4/7/05                      15,100          15,100
     Eagle Trust Series
       99D1002, (1)
     2.32%, 4/7/05                      24,280          24,280
   Georgia State Ports Authority
     Bonds (AMT), Colonel Island
     Terminal Project (SunTrust
     Bank LOC),
     2.34%, 4/7/05                       3,710           3,710
   Gwinnet County Development
     Authority IDR Bonds (AMT), CBD
     Management LLC Project
     (Wachovia Bank LOC),
     2.39%, 4/7/05                       2,100           2,100
   Gwinnet County Housing Authority
     Revenue Bonds (AMT),
     Herrington Mill Apartments
     Project (SunTrust Bank LOC),
     2.34%, 4/7/05                       8,000           8,000
   Gwinnet County Multifamily
     Housing VRDB, Series 1996,
     Post Corners Project (FNMA
     Gtd.),
     2.29%, 4/7/05                       1,060           1,060
   Gwinnet County Multifamily
     Housing VRDB, Series 1997,
     Post Chase Project (Colld. by
     FNMA),
     2.29%, 4/7/05                       2,500           2,500
   Haralson County Development
     Authority IDR Bonds, Series
     1995 (AMT), Gold Kist, Inc.
     Project (Harris Trust &
     Savings LOC),
     2.35%, 4/7/05                       7,500           7,500
   Kennesaw Development Authority
     VRDB, Series 2004 (AMT),
     Walton Ridenour Apartments
     (SunTrust Bank LOC),
     2.34%, 4/7/05                       5,000           5,000
   Monroe County Development
     Authority PCR Bonds, Series
     1999, Oglethorpe Power Scherer
     Project (AMBAC Insured),
     2.29%, 4/1/05                       1,500           1,500

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  GEORGIA - 6.2% - (CONTINUED)
   Monroe County Development
     Authority PCR Bonds, Series
     2002, Oglethorpe Power Corp.
     Project (MBIA Insured),
     2.29%, 4/1/05                      $3,800          $3,800
   Richmond County Authority
     Revenue Anticipation
     Certificates, Series 2003,
     University Health Services,
     Inc. Project (SunTrust Bank
     LOC),
     2.29%, 4/7/05                       9,600           9,600
   Rockdale County Hospital
     Authority RAN, Series 2002,
     Rockdale Hospital (SunTrust
     Bank LOC),
     2.28%, 4/7/05                      10,365          10,365
   Roswell Multifamily Housing
     Authority VRDB, Series 1994,
     Wood Crossing (FHLMC LOC),
     2.29%, 4/7/05                       9,300           9,300
   Savannah EDA Revenue VRDN,
     Series 1997 (AMT), Georgia
     Kaolin Terminals (Bank of
     America LOC),
     2.35%, 4/7/05                       5,000           5,000
   Smyrna Multifamily Housing
     Authority VRDB, Series 1995,
     Post Valley Project (FNMA
     Gtd.),
     2.29%, 4/7/05                       3,000           3,000
   Smyrna Multifamily Housing
     Authority VRDB, Series 1996,
     Gardens Post Village Project
     (FNMA Gtd.),
     2.29%, 4/7/05                       2,450           2,450
   Thomasville Hospital Authority
     Revenue Anticipation
     Certificates, Series 2003, JD
     Archibald Memorial Hospital
     Project (SunTrust Bank LOC),
     2.29%, 4/7/05                       5,400           5,400
   Waleska Downtown Development
     Authority Revenue Bonds,
     Reinhardt College Project
     (Regions Bank of Alabama LOC),
     2.31%, 4/7/05                       3,600           3,600
   Whitfield County IDA Revenue
     Bonds (AMT), H&S Whitting,
     Inc. Project (Bank of America
     LOC),
     2.35%, 4/7/05                         800             800
  ------------------------------------------------------------
                                                       282,335
  ------------------------------------------------------------

See Notes to the Financial Statements.

                         NORTHERN FUNDS ANNUAL REPORT  35     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  HAWAII - 0.2%
   Hawaii Department of Finance
     VRDB, Series 2003D, Kahala Nui
     Project (LaSalle Bank LOC),
     2.28%, 4/7/05                      $2,300          $2,300
   Hawaii State G.O. Bonds,
     Citicorp Eagle Trust 2000-1101
     (FGIC Insured), (1)
     2.32%, 4/7/05                       6,000           6,000
  ------------------------------------------------------------
                                                         8,300
  ------------------------------------------------------------
  IDAHO - 0.7%
   Boise City Housing Authority
     VRDB, Series 2002B (AMT),
     Civic Plaza Housing Project
     (KeyBank LOC),
     2.43%, 4/7/05                      12,825          12,825
   Idaho Housing and Financial
     Association SFM Revenue VRDB
     (AMT),
     Series 2004A
     2.32%, 4/7/05                       4,000           4,000
     Series 2004C,
     1.80%, 7/1/05                       8,000           8,000
     Series 2004E,
     2.32%, 4/7/05                       6,750           6,750
  ------------------------------------------------------------
                                                        31,575
  ------------------------------------------------------------
  ILLINOIS - 11.3%
   Arlington Heights IDR Bonds,
     Series 1997 (AMT), 3E Graphics
     & Printing Project (Harris
     Trust & Savings Bank LOC),
     2.36%, 4/7/05                       1,670           1,670
   Aurora IDR Bonds, Series 2001
     (AMT), Kenson Industries, Inc.
     Project (Harris Trust &
     Savings Bank LOC),
     2.36%, 4/7/05                       3,060           3,060
   Bolingbrook Will-Dupage County
     Special Service Area 2 VRDB,
     Series 2001B, Bloomfield West
     Project (JP Morgan Chase Bank
     LOC),
     2.40%, 4/7/05                         500             500
   Chicago Board of Education G.O.
     Bonds, Wachovia MERLOTS Series
     2001-A47, School Reform (FGIC
     Insured), (1)
     2.35%, 4/7/05                       9,330           9,330

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  ILLINOIS - 11.3% - (CONTINUED)
   Chicago Board of Education G.O.
     Unlimited VRDB, Series A PA
     616, School Reform Board (FGIC
     Insured), (1)
     2.33%, 4/7/05                      $6,705          $6,705
   Chicago Board of Education G.O.
     VRDB, Series 2000A, School
     Reform Board (FGIC
     Insured), (1)
     2.38%, 4/7/05                       6,200           6,200
   Chicago G.O. Project & Refunding
     Bonds, Series 1998M, Bank of
     America Partnership (FGIC
     Insured), (1)
     2.38%, 4/7/05                      15,000          15,000
   Chicago G.O. Refunding VRDB,
     Series 1998, Citicorp Eagle
     Trust 981302 (FSA Corp.
     Insured), (1)
     2.32%, 4/7/05                      11,600          11,600
   Chicago IDR Bonds, Series 1998
     (AMT), Freedman Seating Co.
     Project (LaSalle Bank LOC),
     2.37%, 4/7/05                       3,160           3,160
   Chicago IDR VRDB, Series 2001
     (AMT), John Hofmeister & Sons
     (Harris Trust & Savings Bank
     LOC),
     2.36%, 4/7/05                       4,880           4,880
   Chicago Metropolitan Water
     District G.O. VRDB, Series
     2002A,
     2.29%, 4/7/05                         200             200
   Chicago Multifamily Housing
     Revenue VRDB (AMT), Churchview
     Supportive Living (Harris
     Trust & Savings LOC),
     2.36%, 4/7/05                       3,000           3,000
   Chicago Multifamily Housing
     Revenue VRDB (AMT),
     Renaissance Center LP Project
     (Harris Trust & Savings Bank
     LOC),
     Series 1999A,
     2.36%, 4/7/05                       2,920           2,920
     Series 1999B,
     2.36%, 4/7/05                       1,900           1,900
   Chicago Multifamily Housing
     Revenue VRDB, Series 2004A
     (AMT), Central Station Project
     (FNMA LOC),
     2.33%, 4/7/05                      23,000          23,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS    36     NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  ILLINOIS - 11.3% - (CONTINUED)
   Chicago O'Hare International
     Airport Revenue VRDB, Series
     2002 (AMT), O'Hare Technology
     Center II Project (LaSalle
     Bank LOC),
     2.37%, 4/7/05                      $5,000          $5,000
   Chicago O'Hare International
     Airport Revenue VRDB, Series
     2003 (AMT), Citigroup ROCS
     Series RR II R 239 (FSA Corp.
     Insured), (1)
     2.36%, 4/7/05                       5,200           5,200
   Chicago Park District G.O. VRDB,
     Wachovia MERLOTS Series
     2001-A61, Tax Park Project
     (FGIC Insured), (1)
     2.35%, 4/7/05                       7,110           7,110
   Chicago Park District TAW,
     Series 2004,
     3.00%, 5/2/05                      10,000          10,012
   Chicago School Reform Board G.O.
     VRDB, Series 1996, Bank of
     America (MBIA Insured), (1)
     2.38%, 4/7/05                      13,300          13,300
   Chicago SFM Revenue Bonds,
     Series 1998C1 (AMT), Merrill
     Lynch P-Floats PT-233 (Merrill
     Lynch Capital Services), (1)
     2.37%, 4/7/05                       1,070           1,070
   Chicago SFM Revenue Bonds,
     Series 2001A (AMT), Roaring
     Fork LLC Series 2002-13
     (Colld. By Chicago SFM
     Revenue), (1)
     2.43%, 4/7/05                       3,150           3,150
   Chicago SFM Revenue Bonds,
     Series 2003-9 (AMT), Roaring
     Fork Municipal Products LLC
     (MBIA Insured), (1)
     2.38%, 4/7/05                      16,035          16,035
   Chicago SFM Revenue VRDB, Series
     C (AMT), Wachovia MERLOTS
     Series 2000-A31, (1)
     2.40%, 4/7/05                         265             265
   Chicago Tender Notes, Series
     2004 (State Street Bank &
     Trust LOC),
     2.20%, 12/8/05                     15,790          15,790
   Cook County Revenue Bonds,
     Catholic Theological (Harris
     Trust and Savings LOC),
     2.30%, 4/7/05                       4,000           4,000

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  ILLINOIS - 11.3% - (CONTINUED)
   Des Plaines City VRDB, Series
     1996 (AMT), Finzer Roller,
     Inc. Project (Harris Trust &
     Savings Bank LOC),
     2.36%, 4/7/05                        $930            $930
   Elgin City IDR VRDB, Series
     1996A (AMT), Bailey
     Development LLC Project
     (LaSalle Bank LOC),
     2.37%, 4/7/05                       2,400           2,400
   Elgin City IDR VRDB, Series 1999
     (AMT), Questek Manufacturing
     Corp. (JP Morgan Chase Bank
     LOC),
     2.45%, 4/7/05                       2,900           2,900
   Elgin City IDR VRDB, Series 2001
     (AMT), Gemini Moulding Project
     (LaSalle Bank LOC),
     2.37%, 4/7/05                       2,830           2,830
   Elgin City Industrial Project
     Revenue VRDB (AMT), 1925
     Holmes Road Project (Harris
     Trust & Savings Bank LOC),
     2.36%, 4/7/05                       2,925           2,925
   Frankfort IDR VRDB, Series 1996
     (AMT), Bimba Manufacturing Co.
     Project (Harris Trust &
     Savings Bank LOC),
     2.36%, 4/7/05                       2,350           2,350
   Fulton IDR VRDB, Series 1998
     (AMT), Drives, Inc. Project
     (Harris Trust & Savings Bank
     LOC),
     2.36%, 4/7/05                       3,375           3,375
   Illinois Development Finance
     Authority IDR VRDB, Series
     1990B, Tajon Warehouse Project
     (JP Morgan Chase Bank LOC),
     2.31%, 4/7/05                       2,225           2,225
   Illinois Development Finance
     Authority IDR VRDB, Series
     1997A (AMT), Randall Metals
     Corp. Project (LaSalle Bank
     LOC),
     2.55%, 4/7/05                       1,860           1,860
   Illinois Development Finance
     Authority IDR VRDB, Series
     1999 (AMT), Amtex Steel, Inc.
     Project (LaSalle Bank LOC),
     2.37%, 4/7/05                       4,900           4,900

See Notes to the Financial Statements.

                         NORTHERN FUNDS ANNUAL REPORT  37     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  ILLINOIS - 11.3% - (CONTINUED)
   Illinois Development Finance
     Authority IDR VRDB, Series
     2000 (AMT), Olson
     International Limited Project
     (JP Morgan Chase Bank LOC),
     2.45%, 4/7/05                      $1,155          $1,155
   Illinois Development Finance
     Authority IDR VRDB (AMT),
     Bimba Manufacturing Co.
     Project (Harris Trust &
     Savings Bank LOC),
     2.36%, 4/7/05                       1,690           1,690
   Illinois Development Finance
     Authority Industrial Project
     Revenue VRDB, Series 1990
     (AMT), Solar Press, Inc.
     Project (LaSalle Bank LOC),
     2.37%, 4/7/05                       3,500           3,500
   Illinois Development Finance
     Authority Revenue Bonds,
     Series 1994 (AMT), NU-Way
     Industries, Inc. Project
     (LaSalle Bank LOC),
     2.37%, 4/7/05                         800             800
   Illinois Development Finance
     Authority Revenue Bonds,
     Series 1998 (AMT), Flying Food
     Fare, Inc. (Harris Trust &
     Savings Bank LOC),
     2.35%, 4/7/05                       2,900           2,900
   Illinois Development Finance
     Authority Revenue Bonds,
     Series 1999D2, AMR Pooled
     Finance Program (Fifth Third
     Bank LOC),
     2.38%, 4/7/05                       6,505           6,505
   Illinois Development Finance
     Authority Revenue Bonds,
     Series 2001C, Evanston
     Northwestern Healthcare Corp.
     (Evanston Northwestern
     Healthcare Corp. Gtd.),
     2.30%, 4/7/05                       3,765           3,765
   Illinois Development Finance
     Authority Revenue Bonds,
     Series 2004, Robert Morris
     College (JP Morgan Chase Bank
     LOC),
     2.30%, 4/7/05                      11,675          11,675
   Illinois Development Finance
     Authority Revenue VRDB, Series
     2001 (AMT), Val-Matic (LaSalle
     Bank LOC),
     2.37%, 4/7/05                       6,465           6,465

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  ILLINOIS - 11.3% - (CONTINUED)
   Illinois Development Finance
     Authority Revenue VRDN, Series
     1999A (AMT), Nuevo Hombres LLC
     Project (JP Morgan Chase Bank
     LOC),
     2.45%, 4/7/05                      $4,700          $4,700
   Illinois Development Finance
     Authority VRDB, Series 1997
     (AMT), Ciccone Food Products,
     Inc. (Harris Trust & Savings
     Bank LOC),
     2.36%, 4/7/05                       4,100           4,100
   Illinois Development Finance
     Authority Water Facilities
     Revenue VRDB (AMT),
     Illinois-American Water (MBIA
     Insured),
     2.35%, 4/7/05                       5,000           5,000
   Illinois Educational Facilities
     Authority Revenue Bonds,
     Series 1985, Cultural Pool (JP
     Morgan Chase Bank LOC),
     2.30%, 4/7/05                       6,195           6,195
   Illinois Educational Facilities
     Authority Revenue Bonds,
     Series 1999B, National Louis
     University (JP Morgan Chase
     Bank LOC),
     2.30%, 4/7/05                       9,600           9,600
   Illinois Educational Facilities
     Authority Revenue Bonds,
     Series 2002, Aurora University
     (Fifth Third Bank LOC),
     2.35%, 4/7/05                       3,300           3,300
   Illinois Educational Facilities
     Authority Revenue Bonds,
     University of Chicago,
     1.65%, 5/25/05                     15,000          15,000
     1.65%, 7/28/05                     10,000          10,000
   Illinois Finance Authority
     Revenue Bonds, Series 2004,
     Community Action Partnership
     (Citibank LOC),
     2.33%, 4/7/05                       3,125           3,125
   Illinois Finance Authority
     Revenue Bonds, Series
     2004-05A, Jewish Charities
     (Harris Trust and Savings Bank
     LOC),
     2.30%, 4/7/05                       7,700           7,700

See Notes to the Financial Statements.

MONEY MARKET FUNDS    38     NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  ILLINOIS - 11.3% - (CONTINUED)
   Illinois Finance Authority
     Revenue Bonds, Series 2004B,
     University of Chicago,
     2.26%, 4/7/05                        $300            $300
   Illinois First G.O., Series
     2002, Wachovia MERLOTS Series
     2002B-04 (MBIA Insured), (1)
     2.35%, 4/7/05                      13,340          13,340
   Illinois First G.O., Series
     2002, Wachovia MERLOTS Series
     2003-A9 (MBIA Insured), (1)
     2.35%, 4/7/05                       5,630           5,630
   Illinois Health Facilities
     Authority Revenue Bonds,
     Advocate Health Care Network,
     Series 2003A,
     1.73%, 7/6/05                      11,100          11,100
     Series 2003B,
     2.30%, 1/4/06                       5,000           5,000
   Illinois Health Facilities
     Authority Revenue Bonds,
     Series 1995, Evanston Hospital
     Corp. (Evanston Northwestern
     Healthcare Gtd.),
     2.45%, 6/23/05                      8,000           8,000
   Illinois Health Facilities
     Authority VRDB, Series 1996,
     Franciscan Eldercare Village
     (LaSalle Bank LOC),
     2.30%, 4/7/05                       1,750           1,750
   Illinois Health Facilities
     Authority VRDB, Series 1996,
     Proctor Hospital (JP Morgan
     Chase Bank LOC),
     2.30%, 4/7/05                       6,400           6,400
   Illinois Health Facilities
     Authority VRDB, Series 2003,
     Memorial Health Systems (JP
     Morgan Chase Bank LOC),
     2.34%, 4/1/05                       2,600           2,600
   Illinois Housing Development
     Authority VRDB, Series 2004
     (AMT), Danbury Court
     Apartments Project Phase II
     (LaSalle Bank LOC),
     2.37%, 4/7/05                       2,200           2,200
   Illinois IDR Bonds, Series 1992
     (AMT), Enterprise Center VIII
     Project (LaSalle Bank LOC),
     2.37%, 4/7/05                       7,200           7,200

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  ILLINOIS - 11.3% - (CONTINUED)
   Illinois IDR Bonds, Series 1992
     (AMT), Enterprise Center IX
     Project (LaSalle Bank LOC),
     2.37%, 4/7/05                      $4,750          $4,750
   Illinois IDR Bonds, Series 1996
     (AMT), Eli's Chicago's Finest,
     Inc. Project (LaSalle Bank
     LOC),
     2.37%, 4/7/05                       1,265           1,265
   Illinois State G.O. Bonds,
     Series 2002, Tax-Exempt Eagle
     Trust 20021301, Illinois First
     (FGIC Insured), (1)
     2.32%, 4/7/05                       5,000           5,000
   Illinois State Sales TRB,
     Salomon Smith Barney Eagle
     Trust, (1)
     2.32%, 4/7/05                       5,045           5,045
   Justice VRDB, Series 2000 (AMT),
     Candlewood Apartments Project
     (FNMA LOC),
     2.39%, 4/7/05                      10,700          10,700
   Knox Economic Development
     Revenue Bonds (AMT), J.W.
     Hicks, Inc. Project (Harris
     Trust and Savings Bank LOC),
     2.35%, 4/7/05                       5,685           5,685
   Lake County Multifamily Housing
     Revenue Bonds, Series 2004
     (AMT), Rosewood Apartments
     Project (FHLMC Gtd.),
     2.35%, 4/7/05                       4,400           4,400
   Metropolitan Pier & Exposition
     Authority TRB, Citicorp Eagle
     Trust Series 20026001 (1)
     (MBIA Insured),
     2.32%, 4/7/05                      10,000          10,000
   Metropolitan Pier & Exposition
     Authority TRB, Wachovia
     MERLOTS Series 2000-VVV (FGIC
     Insured), (1)
     2.35%, 4/7/05                       6,000           6,000
   Normal G.O. VRDN, Series 2003,
     McLean County,
     2.30%, 4/7/05                       4,750           4,750
   Peoria Multifamily Revenue
     Bonds, Series 2003 (AMT), Oak
     Woods Apartments (FNMA Gtd.),
     2.36%, 4/7/05                       3,900           3,900

See Notes to the Financial Statements.

                         NORTHERN FUNDS ANNUAL REPORT  39     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  ILLINOIS - 11.3% - (CONTINUED)
   Regional Transportation
     Authority Revenue Bonds,
     Citicorp Eagle Trust Series
     20001303 (MBIA Insured), (1)
     2.32%, 4/7/05                     $14,510         $14,510
   Roaring Forks O'Hare Municipal
     Certificates Class A2004-7
     (MBIA Insured), (1)
     2.43%, 4/7/05                       3,600           3,600
   Romeoville IDR VRDB, Series 1997
     (AMT), Metropolitan
     Industries, Inc. Project
     (Harris Trust & Savings Bank
     LOC),
     2.36%, 4/7/05                       2,000           2,000
   Savanna IDR VRDB, Series 1994
     (AMT), Metform Corp. Project
     (JP Morgan Chase Bank LOC),
     2.35%, 4/7/05                       6,500           6,500
   Southwestern IDA VRDB, Series
     2002 (AMT), Waste Management,
     Inc. Project (JP Morgan Chase
     Bank LOC),
     2.35%, 4/7/05                       4,700           4,700
   St. Clair County IDR VRDB (AMT),
     Stellar Manufacturing Project
     (Bank of America LOC),
     2.40%, 4/7/05                       4,050           4,050
   University of Illinois Auxiliary
     Facility Revenue Bonds, Eagle
     Trust Series 20001301 (MBIA
     Insured), (1)
     2.32%, 4/7/05                       3,000           3,000
   University of Illinois Revenue
     Bonds, Auxiliary Facility
     System, Wachovia MERLOTS
     Series 2000-S (MBIA
     Insured), (1)
     2.35%, 4/7/05                       3,500           3,500
   University of Illinois Revenue
     Bonds, Auxiliary Facility
     System, Wachovia MERLOTS
     Series 2003-A38 (AMBAC
     Insured), (2)
     1.65%, 8/10/05                     20,595          20,595
   Village of Niles IDR VRDB,
     Series 1996 (AMT), Lewis
     Spring & Manufacturing Co.
     Project (Harris Trust &
     Savings Bank LOC),
     2.36%, 4/7/05                       1,550           1,550

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  ILLINOIS - 11.3% - (CONTINUED)
   Village of Vernon Hills IDR
     Bonds, Series 1983 (AMT),
     Accurate Transmissions, Inc.
     (LaSalle Bank LOC),
     2.37%, 4/7/05                      $3,380          $3,380
   Warren County Industrial Project
     Revenue Bonds, Series 2002,
     Monmouth College Project
     (Allied Irish Bank LOC),
     2.31%, 4/7/05                       6,150           6,150
   West Chicago City IDR VRDB,
     Series 1999 (AMT), Royal Gold
     Ribbons Foods Project (JP
     Morgan Chase Bank LOC),
     2.45%, 4/7/05                       1,700           1,700
   Will County Solid Waste Bonds,
     Series 1997 (AMT), BASF Corp.
     (BASF Corp. Gtd.),
     2.35%, 4/1/05                       9,000           9,000
   Will-Kankakee Regional
     Development Authority Revenue
     Bonds (AMT), T.H. Davidson &
     Co., Inc. Project (LaSalle
     Bank LOC),
     2.37%, 4/7/05                       3,075           3,075
  ------------------------------------------------------------
                                                       520,252
  ------------------------------------------------------------
  INDIANA - 2.7%
   Anderson City Economic
     Development Revenue VRDB,
     Series 1996 (AMT), Gateway
     Village Project (FHLB LOC),
     2.33%, 4/7/05                       2,670           2,670
   Avilla Economic Development
     Revenue Bonds, Series 1996
     (AMT), Pent Assemblies, Inc.
     Project (JP Morgan Chase Bank
     LOC),
     2.45%, 4/7/05                       3,000           3,000
   Columbus Economic Development
     Revenue VRDB, Series 2004
     (AMT), Arbors at Water Edge
     Apartments Project (FHLB LOC),
     2.35%, 4/7/05                       3,850           3,850
   Dekko Foundation Education
     Facilities COP, Series 2001-1
     (JP Morgan Chase Bank LOC),
     2.50%, 4/7/05                       4,565           4,565

See Notes to the Financial Statements.

MONEY MARKET FUNDS    40     NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  INDIANA - 2.7% - (CONTINUED)
   Fort Wayne Economic Development
     VRDB, Series 2004, University
     of St. Francis (JP Morgan
     Chase Bank LOC),
     2.32%, 4/7/05                      $2,300          $2,300
   Hammond City Economic
     Development VRDB, Series 1996A
     (AMT), Annex at Douglas Point
     Project,
     2.33%, 4/7/05                       2,735           2,735
   Indiana Development Finance
     Authority IDR VRDB (AMT), Red
     Gold, Inc. Project (Harris
     Trust & Savings Bank LOC),
     Series 1994A,
     2.36%, 4/7/05                       4,200           4,200
     Series 1994B,
     2.36%, 4/7/05                       2,600           2,600
   Indiana Development Finance
     Authority Industrial Revenue
     Bonds, Youth Opportunity
     Center Project (JP Morgan
     Chase Bank LOC),
     2.30%, 4/7/05                       1,600           1,600
   Indiana Development Finance
     Authority VRDB, Series 2001
     (AMT), Bhar Co. Project (JP
     Morgan Chase Bank LOC),
     2.63%, 4/7/05                       1,600           1,600
   Indiana Development Finance
     Authority VRDB, Series 2002,
     Indianapolis Museum of Art (JP
     Morgan Chase Bank LOC),
     2.30%, 4/7/05                      14,500          14,500
   Indiana Education Facilities
     Authority VRDB, Series 2003,
     Franklin College (JP Morgan
     Chase Bank LOC),
     2.34%, 4/1/05                       3,700           3,700
   Indiana Health Facilities
     Authority Revenue Bonds,
     Senior Living Greencroft
     Project (LaSalle Bank LOC),
     2.30%, 4/7/05                       9,000           9,000
   Indiana Health Facilities
     Finance Authority Revenue
     Bonds, Series 2001A3,
     Ascension Health Credit Group,
     2.50%, 2/1/06                      10,000          10,000

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  INDIANA - 2.7% - (CONTINUED)
   Indiana Health Facilities
     Finance Authority Revenue
     Bonds, Series 2004A, Clark
     Memorial Hospital (JP Morgan
     Chase Bank LOC),
     2.30%, 4/7/05                      $9,500          $9,500
   Indiana Health Facilities
     Finance Authority VRDB,
     Fayette Memorial Hospital
     Association (Fifth Third Bank
     LOC),
     2.34%, 4/1/05                       1,900           1,900
   Indiana State Development
     Finance Authority VRDB,
     Indiana Historical Society
     Inc. Project (JP Morgan Chase
     Bank LOC),
     2.30%, 4/7/05                       6,340           6,340
   Indiana State HFA SFM Revenue
     Bonds (AMT)
     Wachovia MERLOTS (Wachovia
     Bank),
     Series 2000B6, (1)
     2.40%, 4/7/05                         125             125
     Series 2001A2, (1)
     2.40%, 4/7/05                       1,270           1,270
   Laporte City VRDB, Series 2001
     (AMT), Alpha Baking Co., Inc.
     Project (Harris Trust &
     Savings Bank LOC),
     2.36%, 4/7/05                       2,130           2,130
   Marshall County Economic
     Development Revenue Bonds,
     Series 2003, Culver
     Educational Foundation Project
     (JP Morgan Chase Bank LOC),
     2.30%, 4/7/05                       4,100           4,100
   Noblesville Economic Development
     Revenue Bonds (AMT), Princeton
     Lakes Apartments,
     Series PJ-2003A (LaSalle Bank
     LOC),
     2.37%, 4/7/05                       8,900           8,900
     Series PJ-2003B (FHLB LOC),
     2.42%, 4/7/05                       1,100           1,100
   North Vernon Economic
     Development Revenue Bonds
     (AMT), Oak Meadows Apartments
     Project (FHLB LOC),
     2.35%, 4/7/05                       3,010           3,010

See Notes to the Financial Statements.

                         NORTHERN FUNDS ANNUAL REPORT  41     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  INDIANA - 2.7% - (CONTINUED)
   Shelby Eastern School Building
     Corp. VRDB, Wachovia MERLOTS
     Series 2001-A84 (FGIC
     Insured), (1)
     2.35%, 4/7/05                      $2,000          $2,000
   Tippecanoe County PCR Bonds
     (AMT), Caterpillar, Inc.
     Project (Caterpillar, Inc.,
     Gtd.),
     2.38%, 4/7/05                       8,750           8,750
   Vincennes University Revenue
     Bonds, Series 2004G, Student
     Fees (JP Morgan Chase Bank
     LOC),
     2.30%, 4/7/05                       7,325           7,325
  ------------------------------------------------------------
                                                       122,770
  ------------------------------------------------------------
  IOWA - 0.7%
   Iowa Finance Authority
     Retirement Community Revenue
     Bonds, Series 2003A, Deerfield
     Retirement (LaSalle Bank LOC),
     2.30%, 4/7/05                       7,100           7,100
   Iowa Finance Authority
     Retirement Community Revenue
     Bonds, Series 2004, Western
     Home Community's Project (U.S.
     Bank N.A. LOC),
     2.35%, 4/7/05                       1,100           1,100
   Iowa Finance Authority Single
     Family Revenue Bonds (AMT),
     Wachovia MERLOTS Series
     2002-A46 (Colld. by U.S.
     Government Agency
     Securities), (1)
     2.40%, 4/7/05                       3,400           3,400
   Iowa Finance Authority VRDB,
     Series 2003A, St. Luke's
     Health Foundation of Sioux
     City Project (General Electric
     Capital Corp. LOC),
     2.30%, 4/7/05                       6,300           6,300
   Iowa Higher Education Authority
     Private College Facilities
     Revenue Bonds, Series 2000,
     Grand View Project (U.S. Bank
     N.A. LOC),
     2.34%, 4/1/05                       2,135           2,135
   Iowa Higher Education Authority
     Private College Revenue Bonds,
     Series 2003, Des Moines
     University Project (Allied
     Irish Bank LOC),
     2.34%, 4/1/05                       9,200           9,200

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  IOWA - 0.7% - (CONTINUED)
   Iowa Higher Education Authority
     Revenue Bonds, Series 2003,
     Graceland College (Bank of
     America LOC),
     2.35%, 4/7/05                      $1,800          $1,800
  ------------------------------------------------------------
                                                        31,035
  ------------------------------------------------------------
  KANSAS - 1.0%
   Kansas City IDA VRDB, Kansas
     City Downtown Redevelopment
     (AMBAC Insured),
     2.27%, 4/7/05                      25,000          25,000
   Kansas Development Finance
     Authority VRDB, Series 2001
     (AMT), Oak Ridge Park II
     Apartments Project (FHLB LOC),
     2.48%, 4/7/05                       3,650           3,650
   Kansas Development Finance
     Authority VRDB, Series 2002G1
     (AMT), Summit Woods Project
     (FNMA LOC),
     2.35%, 4/7/05                       1,100           1,100
   Kansas State Department of
     Transportation Highway Revenue
     VRDB, Eagle Series
     20001601, (1)
     2.32%, 4/7/05                       5,975           5,975
   Kansas State Finance Authority
     VRDB, Series 2000N, Hays
     Medical Center (U.S. Bank N.A.
     LOC),
     2.34%, 4/1/05                       1,050           1,050
   Wichita Airport Facilities
     Revenue VRDB, Series VIII 2003
     (AMT), FlightSafety
     International, Inc. (Berkshire
     Hathaway, Inc. Gtd.),
     2.34%, 4/7/05                       8,000           8,000
  ------------------------------------------------------------
                                                        44,775
  ------------------------------------------------------------
  KENTUCKY - 1.2%
   Carroll County Solid Waste
     Disposal Revenue Bonds (AMT),
     BPB Acquisition Project (Bank
     of America LOC),
     2.34%, 4/7/05                       5,000           5,000
   Carroll County Solid Waste
     Disposal Revenue VRDB (AMT),
     Celotex Corp. (Bank of America
     LOC),
     2.34%, 4/7/05                      15,790          15,790

See Notes to the Financial Statements.

MONEY MARKET FUNDS    42     NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  KENTUCKY - 1.2% - (CONTINUED)
   Clark County Industrial Building
     Revenue VRDB, Series 1996
     (AMT), Bluegrass Art Cast
     Project (JP Morgan Chase Bank
     LOC),
     2.45%, 4/7/05                      $1,620          $1,620
   Franklin County G.O. Refunding
     Notes, Series 2001 (JP Morgan
     Chase Bank LOC),
     2.38%, 4/7/05                       4,550           4,550
   Henderson County Revenue Bonds,
     Murray-Calloway County Public
     Hospital Project (Branch
     Banking & Trust Co. LOC),
     2.38%, 4/7/05                       5,165           5,165
   Henderson County VRDB, Series
     2002B1, Kentucky Hospital
     Association Health Facilities
     (Branch Banking & Trust Co.
     LOC),
     2.38%, 4/7/05                       7,980           7,980
   Kentucky Development Finance
     Authority Revenue Bonds (AMT),
     Republic Services, Inc.
     Project (Bank of America LOC),
     2.35%, 4/7/05                       8,500           8,500
   Kentucky Development Finance
     Authority Revenue Bonds,
     Series 2003 (AMT), Republic
     Services, Inc. Project (JP
     Morgan Chase Bank LOC),
     2.35%, 4/7/05                       6,175           6,175
   Pulaski County Solid Waste
     Disposal Revenue Bonds, Series
     1993B, East Kentucky Power
     (National Rural Utilities
     Cooperative Finance Corp.
     Gtd.),
     2.30%, 8/15/05                      2,000           2,000
  ------------------------------------------------------------
                                                        56,780
  ------------------------------------------------------------
  LOUISIANA - 1.1%
   Ascension Parish Revenue VRDB
     (AMT), BASF Corp. Project
     (BASF Corp. Gtd.),
     Series 1995,
     2.35%, 4/1/05                         300             300
     Series 1997,
     2.35%, 4/1/05                       7,000           7,000
     Series 1998,
     2.35%, 4/1/05                      11,600          11,600

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  LOUISIANA - 1.1% - (CONTINUED)
   Jefferson Parish Economic
     Development Corp. VRDB, Series
     2000 (AMT), Walle Corp.
     Project (JP Morgan Chase Bank
     LOC),
     2.45%, 4/7/05                      $3,400          $3,400
   Jefferson Parish Home Mortgage
     Authority Bonds (AMT), Merrill
     Lynch P-Floats Series
     PT-264, (1)
     2.37%, 4/7/05                       1,725           1,725
   Jefferson Parish Home Mortgage
     Authority SFM Revenue Bonds
     (AMT), Wachovia MERLOTS Series
     2001-A79 (Colld. by U.S.
     Government Securities), (1)
     2.40%, 4/7/05                       2,870           2,870
   Jefferson Parish IDA Revenue
     Bond, Series 1994 (AMT), Sara
     Lee Corp. Project (Sara Lee
     Corp. Gtd.),
     2.38%, 4/1/05                       4,600           4,600
   Louisiana Environmental
     Facilities Development Bonds
     VRDB, Series 2004, Sacred
     Heart Project (SunTrust Bank
     LOC),
     2.34%, 4/7/05                       1,000           1,000
   Louisiana Housing Finance Agency
     Mortgage Revenue VRDB, Merrill
     Lynch P-Floats Series PT-634
     (Colld. by FNMA
     Securities), (1)
     2.39%, 4/7/05                       3,640           3,640
   Louisiana Public Facilities
     Authority Multifamily Housing
     Revenue VRDB, Series 2002,
     Huntington Park Apartments
     (FNMA Gtd.),
     2.33%, 4/7/05                       4,050           4,050
   Louisiana State Offshore
     Terminal Authority Deepwater
     Revenue Bonds, Series 2003B
     (JP Morgan Chase Bank LOC),
     2.30%, 4/7/05                       5,700           5,700
   Louisiana State Offshore
     Terminal Authority Revenue
     Bond, Series 2003A, Loop LLC
     Project (SunTrust Bank LOC),
     2.29%, 4/1/05                       5,900           5,900
  ------------------------------------------------------------
                                                        51,785
  ------------------------------------------------------------

See Notes to the Financial Statements.

                         NORTHERN FUNDS ANNUAL REPORT  43     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  MAINE - 0.4%
   Maine State Housing Authority
     General Housing Revenue Bonds,
     Merrill Lynch P-Floats Series
     MT-077 (AMT), (General
     Electric Capital Corp.
     GIC), (1)
     2.38%, 4/7/05                      $5,570          $5,570
   Maine State Housing Authority
     Mortgage Purchase VRDB, Series
     1998F2 (AMT), (1)
     2.48%, 4/7/05                       9,995           9,995
   Maine State Turnpike Authority
     Revenue Bonds, Eagle Trust
     Series 20001901 (FGIC
     Insured),  (1)
     2.32%, 4/7/05                       3,000           3,000
  ------------------------------------------------------------
                                                        18,565
  ------------------------------------------------------------
  MARYLAND - 0.8%
   Baltimore County Dunfield
     Townhouses VRDB, Series 2003,
     Roaring Fork Trust Receipts
     (Colld. by GNMA
     Securities), (1)
     2.43%, 4/7/05                      10,025          10,025
   Howard County VRDB, Series
     2002A, Vantage House
     Facilities (LaSalle Bank LOC),
     2.28%, 4/7/05                       4,800           4,800
   Maryland State Community
     Development Administration,
     Merrill Lynch P-Floats Series
     PT-916 (General Electric
     Capital Corp. GIC), (1)
     2.33%, 4/7/05                      12,390          12,390
   Maryland State Economic
     Development Corp. Revenue
     Bonds, Series 1997 (AMT),
     Unisite Design, Inc. (Mellon
     Bank LOC),
     2.50%, 4/7/05                       1,725           1,725
   Montgomery Housing Opportunity
     Single Family Revenue Bonds
     (AMT), Merrill Lynch P-Floats
     Series MT-089 (General
     Electric Capital Corp.
     GIC), (1)
     2.38%, 4/7/05                       4,400           4,400
   Northeast Maryland Waste
     Disposal Authority Revenue
     Bonds, Reserve Eagle Trust
     Series 96C2001 (MBIA
     Insured), (1)
     2.32%, 4/7/05                       4,385           4,385
  ------------------------------------------------------------
                                                        37,725
  ------------------------------------------------------------

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  MASSACHUSETTS - 0.6%
   Brockton Housing Development
     Corp. VRDB, Series 1992A,
     Lehman Floating Rate Trust
     Receipts Series 2002-L48 (FNMA
     Gtd.), (1)
     2.31%, 4/7/05                      $2,785          $2,785
   Massachusetts State Development
     Finance Agency VRDB, Series
     1999, Waste Management, Inc.
     Project (SunTrust Bank LOC),
     2.34%, 4/7/05                       5,500           5,500
   Massachusetts State Development
     Finance Agency VRDB, Series
     2003, Lesley University (Fleet
     National Bank LOC),
     2.33%, 4/7/05                       4,900           4,900
   Massachusetts State Development
     Finance Agency VRDB, Series
     2004, Groton School,
     2.33%, 4/7/05                       7,500           7,500
   Massachusetts State Development
     Finance Agency VRDB, Series
     2005, ISO New England, Inc.
     (KeyBank LOC),
     2.30%, 4/7/05                       5,000           5,000
  ------------------------------------------------------------
                                                        25,685
  ------------------------------------------------------------
  MICHIGAN - 4.2%
   Avondale School District VRDB,
     Series 2003, Citigroup ROCS RR
     II R 2047, (1)
     2.32%, 4/7/05                       6,440           6,440
   Detroit Sewage Disposal System
     VRDB, Series 2000A, Wachovia
     MERLOTS (FGIC Insured), (1)
     2.35%, 4/7/05                       6,800           6,800
   Farmington Hills Hospital
     Finance Authority Revenue
     Bonds, Series 1991, Botsford
     General Hospital (MBIA
     Insured),
     2.34%, 4/1/05                       3,250           3,250
   Germantown IDR VRDB, Series 1999
     (AMT), Great Lakes Packaging
     Corp. (Marshall & Ilsley Bank
     LOC),
     2.41%, 4/7/05                       2,090           2,090
   Grand Rapids Economic
     Development Corporation VRDB,
     Series 1991A, Amway Hotel
     (Standard Federal Bank LOC),
     2.37%, 4/7/05                       1,100           1,100

See Notes to the Financial Statements.

MONEY MARKET FUNDS    44     NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  MICHIGAN - 4.2% - (CONTINUED)
   Jackson County Economic
     Development Corp. VRDB, Series
     1999 (AMT), Production Saw &
     Machine Co. (Comerica Bank
     LOC),
     2.43%, 4/7/05                      $3,470          $3,470
   Jackson County Economic
     Development Corp. VRDB, Series
     2000 (AMT), Kellog Crankshaft
     Co. Project
     (Comerica Bank LOC),
     2.43%, 4/7/05                       3,585           3,585
   Jackson County Hospital Finance
     Authority VRDB, Series 2005A,
     W.A. Foote Memorial Hospital
     Project (Bank of Nova Scotia
     LOC),
     2.30%, 4/7/05                       8,000           8,000
   Macomb County Hospital Finance
     Authority VRDB, Mt. Clemens
     General (Comerica Bank LOC),
     Series 2003A1,
     2.40%, 4/1/05                      15,350          15,350
     Series 2003A2,
     2.45%, 4/1/05                       4,600           4,600
   Michigan Municipal Bond
     Authority Revenue Notes,
     Series 2004B1,
     3.00%, 8/19/05                      6,000           6,033
   Michigan Municipal Bond
     Authority Revenue Notes,
     Series 2004B2 (JP Morgan Chase
     Bank LOC),
     3.00%, 8/23/05                     37,000          37,206
   Michigan State G.O. Notes,
     Series 2005A,
     3.50%, 9/30/05                     26,000          26,191
   Michigan State Hospital
     Authority Revenue Bonds VRDB,
     Series 1999A, Covenant
     Retirement (LaSalle Bank LOC),
     2.28%, 4/7/05                         400             400
   Michigan State Hospital Finance
     Authority VRDB, Series 2003A,
     Crittenton Hospital (Comerica
     Bank LOC),
     2.30%, 4/1/05                       5,850           5,850
   Michigan State Housing
     Development Authority Revenue
     VRDB, Series 1999 (AMT),
     Baldwin Villas (Comerica Bank
     LOC),
     2.43%, 4/7/05                       4,720           4,720

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  MICHIGAN - 4.2% - (CONTINUED)
   Michigan State Strategic Fund
     Limited Obligation Revenue
     Bonds (AMT), Corlett-Turner
     Co. Project (Comerica Bank
     LOC),
     2.43%, 4/7/05                      $2,005          $2,005
   Michigan State Strategic Fund
     Limited Obligation Revenue
     Bonds (AMT), Dirksen Screw Co.
     Project (JP Morgan Chase Bank
     LOC),
     2.43%, 4/7/05                       3,000           3,000
   Michigan State Strategic Fund
     Limited Obligation Revenue
     Bonds (AMT), Grand Haven
     Plastics Project (JP Morgan
     Chase Bank LOC),
     2.45%, 4/7/05                       4,400           4,400
   Michigan State Strategic Fund
     Limited Obligation Revenue
     Bonds, Leader Dogs for the
     Blind Project (Comerica Bank
     LOC),
     2.33%, 4/7/05                       2,950           2,950
   Michigan State Strategic Fund
     Variable Limited Obligation
     Revenue Bonds (AMT), NYX
     Technologies LLC Project
     (Comerica Bank LOC),
     2.43%, 4/7/05                       7,050           7,050
   Michigan State Strategic Fund
     VRDB, (AMT), Serta Restokraft
     Mattress Co. Project (Comerica
     Bank LOC),
     2.43%, 4/7/05                       3,885           3,885
   Michigan State Strategic Fund
     VRDB, Series 1999 (AMT), Great
     Lakes Metal Stamping (JP
     Morgan Chase Bank LOC),
     2.45%, 4/7/05                       1,600           1,600
   Michigan State Strategic Fund
     VRDB, Series 2001 (AMT),
     Advanced Tooling System
     Project (JP Morgan Chase Bank
     LOC),
     2.45%, 4/7/05                       3,610           3,610
   Michigan State Strategic Fund
     VRDB, Series 2001 (AMT), Behr
     Systems Project (JP Morgan
     Chase Bank LOC),
     2.45%, 4/7/05                       3,200           3,200

See Notes to the Financial Statements.

                         NORTHERN FUNDS ANNUAL REPORT  45     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  MICHIGAN - 4.2% - (CONTINUED)
   Michigan State Strategic Fund
     VRDB, Series 2001 (AMT),
     Electro-Chemical Finishing
     Project (JP Morgan Chase Bank
     LOC),
     2.45%, 4/7/05                      $4,200          $4,200
   Michigan Strategic Fund VRDB,
     Series 2001 (AMT), Mold
     Masters Co. Project (JP Morgan
     Chase Bank LOC),
     2.63%, 4/7/05                       4,100           4,100
   Michigan State Strategic Fund
     VRDB, Series 2001 (AMT),
     Plymouth Packaging Project
     (Comerica Bank LOC),
     2.43%, 4/7/05                       3,370           3,370
   Michigan State Strategic Fund
     VRDB, Series 2001 (AMT),
     Roesler Metal Finishing
     Project (Standard Federal Bank
     LOC),
     2.42%, 4/7/05                       4,980           4,980
   Michigan State Strategic Fund
     VRDB, Series 2002 (AMT),
     Pioneer Labs, Inc. Project (JP
     Morgan Chase Bank LOC),
     2.35%, 4/7/05                       1,300           1,300
   Oakland County Economic
     Development Corp. VRDN, Series
     1998 (AMT), Richard Tool & Die
     Corp. Project (Comerica Bank
     LOC),
     2.43%, 4/7/05                       4,240           4,240
   Oakland County Economic
     Development Corp. VRDB, Series
     2004 (AMT), General Mill
     Supply (LaSalle Bank LOC),
     2.43%, 4/7/05                       4,740           4,740
  ------------------------------------------------------------
                                                       193,715
  ------------------------------------------------------------
  MINNESOTA - 3.6%
   Arden Hills Housing & Healthcare
     Facilities Revenue Bonds,
     Presbyterian Homes (U.S. Bank
     N.A. LOC),
     Series 1999A,
     2.34%, 4/1/05                       4,548           4,548
     Series 1999B,
     2.34%, 4/1/05                       3,194           3,194

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  MINNESOTA - 3.6% - (CONTINUED)
   Austin Housing and Redevelopment
     Authority VRDB, Series 2004A,
     Cedars of Austin Project
     (LaSalle Bank LOC),
     2.25%, 4/7/05                      $2,000          $2,000
   Becker Tax Increment, Series
     1994D (AMT), Piper Jaffray
     Funding LLC Trust Certificates
     Series 2004F (MBIA
     Insured), (1)
     2.41%, 4/7/05                       9,995           9,995
   Brooklyn Center Revenue VRDB,
     Series 2001, Brookdale Corp II
     Project (U.S. Bank N.A. LOC),
     2.34%, 4/1/05                       3,000           3,000
   Dakota County Community
     Development Authority VRDB,
     Series 2003 (AMT), Brentwood
     Hills Apartments Project
     (LaSalle Bank LOC),
     2.34%, 4/1/05                       5,000           5,000
   Dakota County Community
     Development Authority VRDB,
     Series 2004 (AMT), View Pointe
     Apartments Project (LaSalle
     Bank LOC),
     2.22%, 4/7/05                       4,000           4,000
   Duluth EDA Healthcare Facilities
     VRDB, Series 1997, Miller-Dawn
     Medical Center Project (U.S.
     Bank N.A. LOC),
     2.34%, 4/1/05                       2,450           2,450
   Eden Prairie VRDB, Series 2003
     (AMT), Eden Prairie Leased
     Housing Association Project
     (LaSalle Bank LOC),
     2.22%, 4/7/05                       8,000           8,000
   Little Canada Bond Securities,
     Series 2004S1 (AMT), Class A
     Trust Certificates (LaSalle
     Bank LOC), (1)
     2.48%, 4/7/05                       3,720           3,720
   Mankato Multifamily Housing
     VRDB, Series 1997, Highland
     Hills Project (LaSalle Bank
     LOC),
     2.34%, 4/1/05                         200             200
   Maple Grove Economic Development
     VRDB, Series 2004, Heritage
     Christian Academy (U.S. Bank
     N.A. LOC),
     2.28%, 4/7/05                       6,900           6,900

See Notes to the Financial Statements.

MONEY MARKET FUNDS    46     NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  MINNESOTA - 3.6% - (CONTINUED)
   Minneapolis Multifamily Housing
     VRDB, Series 2002 (AMT),
     Second Street Acquisition
     Project (LaSalle Bank LOC),
     2.25%, 4/7/05                      $2,780          $2,780
   Minneapolis VRDB, Series 2000,
     People Serving People Project
     (U.S. Bank N.A. LOC),
     2.34%, 4/1/05                       2,025           2,025
   Minnesota Housing Finance Agency
     Residential Housing Bonds,
     (Transamerica Life and Annuity
     GIC),
     Series 2003H (AMT),
     1.62%, 7/21/05                     18,055          18,055
     Series 2004G (AMT),
     2.35%, 4/7/05                      12,000          12,000
     Series 2004H (AMT),
     1.62%, 7/21/05                     16,130          16,130
   Minnesota Water PCR VRDB, Series
     2002A, Wachovia MERLOTS Series
     2003-B06, (1)
     2.35%, 4/7/05                       9,980           9,980
   Northfield Multifamily Housing
     Revenue Bonds, Series 2003A
     (AMT), Summerfield Investments
     LLC (LaSalle Bank LOC),
     2.25%, 4/7/05                       1,865           1,865
   Oakdale Bond Securities, Series
     2004S2 (AMT), Class A Trust
     Certificate (LaSalle Bank
     LOC), (1)
     2.48%, 4/7/05                       3,660           3,660
   Ramsey County Housing &
     Redevelopment Authority VRDB,
     Series 2003A (AMT), Gateway
     Apartments Partnership Project
     (LaSalle Bank LOC),
     2.22%, 4/7/05                      13,000          13,000
   Ramsey County Housing &
     Redevelopment Authority VRDB,
     St. Paul Leased Housing
     Association (LaSalle Bank
     LOC),
     Series 2002 (AMT),
     2.22%, 4/7/05                       6,950           6,950
     Series 2003 (AMT),
     2.22%, 4/7/05                       2,900           2,900

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  MINNESOTA - 3.6% - (CONTINUED)
   Robbinsdale Multifamily Housing
     Revenue Bonds, Series 2004A
     (AMT), Copperfield (LaSalle
     Bank LOC),
     2.25%, 4/7/05                      $2,545          $2,545
   St. Anthony Multifamily Housing
     Revenue Bonds, Series 2004
     (AMT), Landings at Silver Lake
     Village Project (LaSalle Bank
     LOC),
     2.22%, 4/7/05                       7,000           7,000
   St. Louis Park Multifamily
     Revenue Bond, Series 2004,
     Parkshore Senior Project
     (FHLMC Gtd.),
     2.30%, 4/7/05                       5,293           5,293
   St. Paul Housing and
     Redevelopment Authority VRDB,
     Series 2004 (AMT), Bridgecreek
     Senior Place (LaSalle Bank
     LOC),
     2.40%, 4/7/05                       7,750           7,750
   Winona Port Authority IDR VRDB,
     Series 2001A (AMT), Bay State
     Milling Co. Project (Harris
     Bank & Trust LOC),
     2.36%, 4/7/05                         795             795
  ------------------------------------------------------------
                                                       165,735
  ------------------------------------------------------------
  MISSISSIPPI - 0.8%
   Jackson Redevelopment Authority
     VRDB, Jackson Medical Mall
     Foundation Project (JP Morgan
     Chase Bank LOC),
     2.30%, 4/7/05                       4,470           4,470
   Mississippi Business Finance
     Corp. Solid Waste Disposal
     Revenue Bonds, Series 2003,
     Waste Management, Inc. Project
     (Fleet National Bank LOC),
     2.34%, 4/7/05                       5,000           5,000
   Mississippi Home Corp.
     Multifamily Housing Revenue
     Bonds, Series 2001-2 (AMT),
     Chapel Ridge Apartments
     (Regions Bank LOC),
     2.36%, 4/7/05                       6,300           6,300
   Mississippi Home Corp. SFM VRDB,
     Series 2000A-2 (AMT), Roaring
     Fork Trust Receipts Series
     2000-18A, (1)
     2.53%, 4/7/05                       4,070           4,070

See Notes to the Financial Statements.

                         NORTHERN FUNDS ANNUAL REPORT  47     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  MISSISSIPPI - 0.8% - (CONTINUED)
   Mississippi Home Corp. SFM VRDB,
     Series 2002C2 (AMT), Lehman
     Floating Rate Trust Receipts
     Series 2002L47, (1)
     2.36%, 4/7/05                      $3,170          $3,170
   Mississippi Home Corp. Single
     Family Revenue VRDB (AMT),
     Merrill Lynch P-Floats PT-218B
     (Colld. by Mississippi Home
     Corp.), (1)
     2.37%, 4/7/05                       2,900           2,900
   Mississippi Home Corp. Single
     Family Revenue VRDB, Series
     2001A8 (AMT) Wachovia TOB
     (GNMA Gtd.), (1)
     2.40%, 4/7/05                      10,870          10,870
  ------------------------------------------------------------
                                                        36,780
  ------------------------------------------------------------
  MISSOURI - 1.6%
   Blue Springs IDA VRDB, Series
     2004 (AMT), Autumn Place
     Apartments Project (FNMA
     Gtd.),
     2.35%, 4/7/05                       5,500           5,500
   Missouri Development Finance
     Board Lease Revenue Bonds,
     Series 2003, Missouri
     Association Municipal
     Utilities (U.S. Bank N.A.
     LOC),
     2.34%, 4/1/05                      12,660          12,660
   Missouri Health & Educational
     Facilities VRDB, Series 1999,
     Drury College Project
     (U.S. Bank N.A. LOC),
     2.34%, 4/1/05                      14,445          14,445
   Missouri Health & Educational
     Facilities VRDB, Series 2002A,
     Christian Brothers
     (U.S. Bank N.A. LOC),
     2.34%, 4/1/05                         900             900
   Missouri Housing Development
     Community SFM Revenue Bonds,
     Series 2000-3 (AMT), Roaring
     Fork Trust Receipts, (1)
     2.53%, 4/7/05                       5,560           5,560
   Missouri Housing Development
     Community SFM Revenue Bonds
     (AMT), Wachovia MERLOTS Series
     2001-A81 (Colld. by U.S.
     Government Securities), (1)
     2.40%, 4/7/05                       2,110           2,110

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  MISSOURI - 1.6% - (CONTINUED)
   Missouri State Development
     Finance Board Infrastructure
     Facilities VRDB, Series 2000C,
     St. Louis Convention Center
     (U.S. Bank N.A. LOC),
     2.34%, 4/1/05                      $9,200          $9,200
   Missouri State Health &
     Education Authority Revenue
     Bonds, Lutheran Senior
     Services
     (U.S. Bank N.A. LOC),
     2.30%, 4/7/05                         100             100
   Missouri State Health &
     Education Authority Revenue
     Bonds, Series 2000 Medical
     Research Facilities Stowers
     Institute (MBIA Insured),
     2.30%, 4/7/05                       3,400           3,400
   Missouri State Health &
     Education Authority Revenue
     Bonds, Series 2001B, Bethesda
     Health Group (U.S. Bank N.A.
     LOC),
     2.34%, 4/1/05                       3,575           3,575
   Missouri State Housing
     Development Single Family
     Revenue Bonds, Series 2004
     (AMT) (General Electric
     Capital Corp. GIC),
     2.86%, 4/29/05                      4,550           4,550
   St. Charles IDA VRDB, Series
     2004 (AMT), Peine Lakes
     Apartments (Wachovia Bank
     LOC),
     2.34%, 4/7/05                       2,150           2,150
   St. Louis City IDA VRDB, Series
     1995 (AMT), Whispering Lakes
     Apartment Project (Colld. by
     FNMA Securities),
     2.38%, 4/7/05                       7,435           7,435
   St. Louis City IDA VRDB, Series
     1997 (AMT), Black Forest
     Apartment Project (Colld. by
     FNMA Securities),
     2.38%, 4/7/05                       4,000           4,000
  ------------------------------------------------------------
                                                        75,585
  ------------------------------------------------------------
  MONTANA - 0.1%
   Montana Board of Housing Single
     Family Revenue Bonds (AMT),
     Wachovia MERLOTS 02-19A, (1)
     2.40%, 4/7/05                       2,575           2,575

See Notes to the Financial Statements.

MONEY MARKET FUNDS    48     NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  MONTANA - 0.1% - (CONTINUED)
   Montana Health Facilities
     Authority Revenue Bonds,
     Series 1985A, Health Care Pool
     Loan Program (FGIC Insured),
     2.30%, 4/7/05                      $2,000          $2,000
  ------------------------------------------------------------
                                                         4,575
  ------------------------------------------------------------
  NEBRASKA - 0.2%
   Douglas County School District
     G.O., Series 2003, Citigroup
     ROCS RR II R Series 4058, (1)
     2.32%, 4/7/05                       2,400           2,400
   Nebraska Investment Finance
     Authority Revenue Bonds,
     Series 2000E (AMT) (GNMA
     Gtd.), (1)
     2.40%, 4/7/05                         475             475
   Nebraska Investment Finance
     Authority SFM Revenue Bonds
     (AMT), Wachovia MERLOTS Series
     2001-A12 (Colld. by FNMA
     Securities), (1)
     2.40%, 4/7/05                         210             210
   Omaha Convention Center and
     Arena VRDB, Citigroup Eagle
     Trust Series 20040009 Class
     A, (1)
     2.32%, 4/7/05                       8,000           8,000
  ------------------------------------------------------------
                                                        11,085
  ------------------------------------------------------------
  NEVADA - 0.4%
   Clark County IDA VRDB, Series
     2003A (AMT), Southwest Gas
     Corp. Project (Fleet National
     Bank LOC),
     2.35%, 4/7/05                      12,250          12,250
   Clark County Schools Revenue
     Bonds, Citicorp Eagle Trust
     Series 982801 (FSA Corp.
     Insured),
     2.32%, 4/7/05                       4,800           4,800
   Nevada Housing SFM Revenue Bonds
     (AMT), Wachovia MERLOTS Series
     2000-A7, (1)
     2.40%, 4/7/05                         155             155
   Nevada State VRDB, Series
     1997SGB31 (FGIC Insured), (1)
     2.32%, 4/7/05                       1,900           1,900
  ------------------------------------------------------------
                                                        19,105
  ------------------------------------------------------------

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  NEW HAMPSHIRE - 0.2%
   New Hampshire Health & Education
     Facilities Authority Revenue
     Bonds, Bishop Guertin High
     School (Allied Irish Bank
     LOC),
     2.32%, 4/7/05                      $6,200          $6,200
   New Hampshire Health & Education
     Facilities VRDB, New Hampshire
     Medical Center (Fleet National
     Bank LOC),
     2.32%, 4/7/05                         280             280
   New Hampshire HFA SFM Bonds
     (AMT), Wachovia MERLOTS Series
     2001-A82, (1)
     2.40%, 4/7/05                       1,215           1,215
  ------------------------------------------------------------
                                                         7,695
  ------------------------------------------------------------
  NEW JERSEY - 0.8%
   New Jersey EDA Revenue Bonds,
     Series 2003A (AMT) (Washington
     Mutual LOC),
     2.48%, 4/7/05                       2,215           2,215
   New Jersey State TANS, Series
     2004A,
     3.00%, 6/24/05                     33,220          33,333
  ------------------------------------------------------------
                                                        35,548
  ------------------------------------------------------------
  NEW MEXICO - 0.8%
   Albuquerque Airport Revenue
     Bonds, Series 1995, Sub Lien
     (AMBAC Insured),
     2.28%, 4/7/05                       3,600           3,600
   New Mexico Educational
     Assistance Foundation Revenue
     Bonds (AMT), Wachovia MERLOTS
     Series 2002-A26, (1)
     2.40%, 4/7/05                       9,130           9,130
   New Mexico Mortgage Finance
     Authority Revenue Bonds,
     Series 2004 (AMT), SFM Program
     (AIG Matched Funding GIC),
     2.71%, 4/1/05                      22,179          22,179
   New Mexico SFM Finance Authority
     VRDN (AMT), Series 2001A9,
     Wachovia TOB (Colld. by FNMA
     Securities), (1)
     2.40%, 4/7/05                       1,380           1,380
  ------------------------------------------------------------
                                                        36,289
  ------------------------------------------------------------

See Notes to the Financial Statements.

                         NORTHERN FUNDS ANNUAL REPORT  49     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  NEW YORK - 2.8%
   Newburgh IDA Boulevard Housing
     Project VRDB (AMT), Merrill
     Lynch P-Float PT-2504 (Merrill
     Lynch & Co., Gtd.), (1)
     2.41%, 4/7/05                      $3,245          $3,245
   New York State G.O. Bonds,
     Series 2000B (Dexia Bank
     Belgium LOC),
     1.58%, 8/4/05                      17,700          17,700
   New York State Housing Finance
     Agency VRDB, Series 1999
     (AMT), 101 West End Avenue
     Project (FNMA LOC),
     2.31%, 4/7/05                      37,150          37,150
   New York State Housing Finance
     Agency VRDB, Series 2003A
     (AMT), West 23rd Street
     Housing (FNMA LOC),
     2.31%, 4/7/05                      72,100          72,100
  ------------------------------------------------------------
                                                       130,195
  ------------------------------------------------------------
  NORTH CAROLINA - 0.9%
   Capital Region Airport
     Commission Passenger Facility
     Charge Revenue VRDB (AMT)
     (Wachovia Bank LOC),
     2.35%, 4/7/05                       2,760           2,760
   Catawba County IDR PCR Bonds,
     Series 1996 (AMT), Hooker
     Furniture Corp. Project (Bank
     of America LOC),
     2.35%, 4/7/05                       4,600           4,600
   Columbus County Industrial
     Facilities PCR VRDB, Series
     1998 (AMT), Conflandey, Inc.
     Project (BNP Paribas LOC),
     2.40%, 4/7/05                       2,000           2,000
   North Carolina Housing Finance
     Agency VRDB (AMT), Series
     1998, Home Ownership,
     2.28%, 4/7/05                      10,300          10,300
   North Carolina Medical Care
     VRDB, Wachovia MERLOTS Series
     2001-A39 (GNMA Gtd.), (1)
     2.35%, 4/7/05                       5,630           5,630
   North Carolina State G.O. VRDB,
     Wachovia MERLOTS Series
     2004C22, (2)
     1.70%, 8/24/05                     10,960          10,960

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  NORTH CAROLINA - 0.9% - (CONTINUED)
   Sampson County Industry
     Facilities Pollution Control
     Financing Revenue Bonds,
     Series 2003, Samson County
     Disposal LLC Project (Wachovia
     Bank LOC),
     2.34%, 4/7/05                      $3,500          $3,500
   Union County IDR Bonds, Series
     2000 (AMT), C&M Number 1
     Investment Partnership Project
     (Bank of America LOC),
     2.35%, 4/7/05                       1,900           1,900
  ------------------------------------------------------------
                                                        41,650
  ------------------------------------------------------------
  NORTH DAKOTA - 0.3%
   North Dakota State Housing
     Finance Agency Revenue Bonds
     (AMT), Merrill Lynch P-Floats
     PT-1189, (1)
     2.37%, 4/7/05                       2,025           2,025
   North Dakota State Housing
     Finance Agency Revenue Bonds
     Home Mortgage, Series 2003B
     (AMT),
     2.33%, 4/7/05                       5,000           5,000
   Oliver County PCR VRDB, Wachovia
     MERLOTS Series 2003-B07 (AMBAC
     Insured), (1)
     2.35%, 4/7/05                       5,975           5,975
   Ward County Health Care
     Facilities VRDB, Series 2002A,
     Trinity Obligation Group (U.S.
     Bank N.A. LOC),
     2.34%, 4/1/05                       1,150           1,150
  ------------------------------------------------------------
                                                        14,150
  ------------------------------------------------------------
  OHIO - 1.5%
   Cincinnati Water System Revenue
     Bonds, Series 2003, Citigroup
     ROCS II R 212 (FSA Corp.
     Insured), (1)
     2.31%, 4/7/05                       7,000           7,000
   Clinton County Hospital Revenue
     VRDB, Series 2002A1, Memorial
     Hospital Project (Fifth Third
     Bank LOC),
     2.38%, 4/7/05                       1,185           1,185
   Clinton County Hospital Revenue
     VRDB, Series 2003A1, HB
     Magruder Memorial Hospital
     Project (Fifth Third Bank
     LOC),
     2.38%, 4/7/05                       5,910           5,910

See Notes to the Financial Statements.

MONEY MARKET FUNDS    50     NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  OHIO - 1.5% - (CONTINUED)
   Clinton County Hospital Revenue
     VRDB, Series 2003D, Kettering
     Medical Center Osteopathic
     Service (Fifth Third Bank
     LOC),
     2.38%, 4/7/05                      $1,700          $1,700
   Franklin County Health Care
     Facilities VRDB, Chelsea First
     Community (KBC Bank LOC),
     2.33%, 4/7/05                      30,000          30,000
   Franklin County Hospital Revenue
     Bonds, Series 2001 II-R-55,
     Smith Barney ROCS (U.S.
     Treasuries Escrowed), (1)
     2.31%, 4/7/05                      10,395          10,395
   Ohio Housing Finance Mortgage
     Revenue Bonds, Series 2003C
     (AMT), Residential Mortgage
     (Colld. by GNMA Securities),
     2.31%, 4/7/05                       1,000           1,000
   Ohio State G.O., Citigroup ROCS
     Series RR II R 4037, (1)
     2.31%, 4/7/05                       7,590           7,590
   State of Ohio PCR Bonds (AMT),
     Ross Incineration Services
     Project (JP Morgan Chase Bank
     LOC),
     2.63%, 4/7/05                         955             955
   Summit County IDR Bonds (AMT),
     Arch Aluminum & Glass Co.,
     Inc. (Comerica Bank LOC),
     2.43%, 4/7/05                       4,000           4,000
   Warren County IDR Bonds, Series
     2000 (AMT), PAC Manufacturing
     Project (Bank of America LOC),
     2.34%, 4/1/05                       1,375           1,375
  ------------------------------------------------------------
                                                        71,110
  ------------------------------------------------------------
  OKLAHOMA - 2.2%
   Edmond EDA Student Housing
     Revenue VRDB, Series 2001A
     (Wachovia Bank LOC),
     2.31%, 4/7/05                       2,200           2,200
   Garfield County Industrial
     Authority Revenue Bonds,
     Series A, Oklahoma Gas and
     Electric Co. Project (Oklahoma
     Gas and Electric Co., Ltd.),
     2.44%, 4/7/05                      22,300          22,300

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  OKLAHOMA - 2.2% - (CONTINUED)
   Muskogee Industrial Trust VRDB,
     Series 1997A, Oklahoma Gas and
     Electric Co. (Oklahoma Gas and
     Electric Gtd.),
     2.41%, 4/7/05                      $1,000          $1,000
   Oklahoma Development Finance
     Authority Hospital Revenue
     VRDB, Series 2000, Deaconess
     Health Care Corp. Project (KBC
     Bank LOC),
     2.43%, 4/7/05                         185             185
   Oklahoma Development Finance
     Authority VRDB, Series 2002C,
     Continuing Care Community (KBC
     Bank LOC),
     2.34%, 4/1/05                         985             985
   Oklahoma HFA SFM Revenue VRDB,
     Series 2000D2 (AMT), Merrill
     Lynch P-Floats PT-462, Home
     Ownership Loan Program (GNMA
     Gtd.), (1)
     2.37%, 4/7/05                       1,705           1,705
   Oklahoma HFA SFM Revenue VRDB,
     Series 2003 (AMT), Draw Down
     (General Electric Capital
     Corp. GIC),
     2.85%, 4/29/05                     35,146          35,146
   Tulsa Airports Improvement
     Variable Rate Certificates
     (MBIA Insured), (1)
     Series B1 (AMT),
     2.48%, 4/7/05                       6,260           6,260
     Series B2,
     2.43%, 4/7/05                      14,190          14,190
   Tulsa County Industrial
     Authority Capital Improvement
     Revenue Bonds, Series 2003A,
     2.05%, 5/16/05                     15,000          15,000
  ------------------------------------------------------------
                                                        98,971
  ------------------------------------------------------------
  OREGON - 1.8%
   Metropolitan Service District
     VRDB (AMT), Riedel Compost
     Waste Disposal (U.S. Bank N.A.
     LOC),
     2.50%, 4/7/05                       1,100           1,100
   Multnomah County Hospital
     Facilities Authority VRDB,
     Series 2003, Holiday Park
     Plaza (Allied Irish Bank LOC),
     2.31%, 4/1/05                       2,300           2,300

See Notes to the Financial Statements.

                         NORTHERN FUNDS ANNUAL REPORT  51     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  OREGON - 1.8% - (CONTINUED)
   Oregon Economic Development
     Revenue VRDB, Series 176
     (AMT), Cascade Steel Rolling
     Mills Project (Wells Fargo
     Bank LOC),
     2.35%, 4/1/05                      $7,700          $7,700
   Oregon Health Housing Education
     & Cultural Facilities
     Authority VRDB, Evangelical
     Lutheran Good Samaritan (U.S.
     Bank N.A. LOC),
     2.20%, 4/7/05                       3,050           3,050
   Oregon Housing and Community
     Services Department Revenue
     Bonds, SFM Program,
     Series 2004C (AMT),
     2.35%, 4/7/05                       2,500           2,500
     Series 2004R-3 (AMT),
     2.23%, 12/1/05                     10,000          10,000
     Series 2004R-5 (AMT),
     2.55%, 3/15/06                     25,000          25,000
     Series 2004S-2 (AMT),
     2.55%, 3/15/06                      6,045           6,045
   Oregon State Facilities
     Authority VRDB, Series 2002A,
     Hazelden Springbrook Project
     (Allied Irish Bank LOC),
     2.35%, 4/7/05                       3,700           3,700
   State of Oregon Revenue VRDB,
     Series 181 (AMT), Oregon Metal
     Slitters, Inc. (KeyBank LOC),
     2.35%, 4/7/05                       5,975           5,975
   Washington County Multifamily
     Housing VRDB, Series 1995
     (AMT), Cedar Mills Project
     (Manufacturers & Traders Bank
     LOC),
     2.45%, 4/7/05                      16,200          16,200
  ------------------------------------------------------------
                                                        83,570
  ------------------------------------------------------------
  PENNSYLVANIA - 2.4%
   Beaver County IDA Environmental
     VRDB, Series 1997 (AMT), BASF
     Corp. Project (BASF Corp.
     Gtd.),
     2.35%, 4/1/05                      10,800          10,800
   Delaware Valley Regional
     Financing Authority Local
     Government Revenue VRDN,
     Merrill Lynch P-Floats PT-152
     (AMBAC Insured), (1)
     2.33%, 4/7/05                       9,305           9,305

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  PENNSYLVANIA - 2.4% - (CONTINUED)
   Emmaus General Authority Bond
     Pool Program, Local Government
     Revenue Bonds (Depfa Bank PLC
     LOC),
     Series 1989D-24,
     2.29%, 4/7/05                     $10,000         $10,000
     Series 1989D-25,
     2.29%, 4/7/05                      10,000          10,000
     Series 1989F-21,
     2.29%, 4/7/05                       8,800           8,800
     Series 1989F-22,
     2.29%, 4/7/05                      25,000          25,000
     Series 1989H-20,
     2.29%, 4/7/05                      15,000          15,000
   University of Pittsburgh of the
     Commonwealth VRDB, Series C,
     University Capital Project,
     2.22%, 4/7/05                      19,500          19,500
  ------------------------------------------------------------
                                                       108,405
  ------------------------------------------------------------
  RHODE ISLAND - 0.3%
   Rhode Island Student Loan
     Authority VRDB, Series 1996-2
     (AMT), Student Loan Program
     (AMBAC Insured),
     2.33%, 4/7/05                      13,100          13,100
  ------------------------------------------------------------
  SOUTH CAROLINA - 1.6%
   Cherokee County IDR VRDB, Series
     1989 (AMT), Oshkosh Truck
     Corp. Project (Bank of America
     LOC),
     2.40%, 4/7/05                       5,600           5,600
   Medical University Hospital
     Authority VRDB, Series
     2005A-5, Austin Variable
     Certificates (MBIA
     Insured), (1)
     2.33%, 4/7/05                      12,230          12,230
   Oconee County Pollution Center
     Revenue VRDB, Series 1993,
     Duke Energy Corp. (SunTrust
     Bank LOC),
     2.29%, 4/7/05                      34,800          34,800
   South Carolina Jobs EDA Revenue
     VRDB, Series 2000 (AMT),
     Concept Packaging Group
     Project (Bank of America LOC),
     2.40%, 4/7/05                         900             900

See Notes to the Financial Statements.

MONEY MARKET FUNDS    52     NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  SOUTH CAROLINA - 1.6% - (CONTINUED)
   South Carolina Jobs EDA Revenue
     VRDB, Series 2000 (AMT), Giant
     Cement Holding, Inc. (Citibank
     LOC),
     2.31%, 4/7/05                     $11,250         $11,250
   South Carolina Jobs EDA Revenue
     VRDB, Series 2001 (AMT),
     Pharmaceutical Association
     Project (Wachovia Bank LOC),
     2.39%, 4/7/05                       2,850           2,850
   South Carolina Jobs EDA Revenue
     VRDB, Series 2002A, Wuref
     Development Project (Wachovia
     Bank LOC),
     2.29%, 4/7/05                       4,280           4,280
  ------------------------------------------------------------
                                                        71,910
  ------------------------------------------------------------
  SOUTH DAKOTA - 0.8%
   Lower Brule Sioux Tribe G.O.
     VRDB, Series 1999, Tribal
     Purposes (Wells Fargo Bank
     LOC),
     2.28%, 4/7/05                         930             930
   South Dakota Economic
     Development Finance Authority
     Revenue VRDB, Series 1996
     (AMT), Hastings Filters, Inc.
     Project (Fifth Third Bank
     LOC),
     2.36%, 4/7/05                       6,210           6,210
   South Dakota Housing Development
     Authority VRDB, Series 2003-11
     (AMT), State Street Clipper
     Trust, (1)
     2.40%, 4/7/05                      24,815          24,815
   South Dakota Housing Development
     Authority VRDB, Series 2003C2
     (AMT), Merrill Lynch P-Floats
     PT-889 (General Electric
     Capital Corp. Insured), (1)
     2.38%, 4/7/05                       3,610           3,610
  ------------------------------------------------------------
                                                        35,565
  ------------------------------------------------------------
  TENNESSEE - 2.0%
   Blount County Public Building
     Authority VRDB, Series A-2-G,
     Local Public Improvement Bonds
     (AMBAC Insured),
     2.32%, 4/1/05                       1,410           1,410

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  TENNESSEE - 2.0% - (CONTINUED)
   Chattanooga IDB Lease Rent
     Revenue Bonds, Citicorp Eagle
     Trust Series 20004202 (AMBAC
     Insured), (1)
     2.32%, 4/7/05                      $6,000          $6,000
   Gordon County Hospital Authority
     VRDB, Series 1996A, Adventist
     Health System Sunbelt
     (SunTrust Bank LOC),
     2.43%, 4/7/05                         770             770
   Jackson City IDB Waste
     Facilities VRDB, Series 1995
     (AMT), Florida Steel Corp.
     Project (Bank of America LOC),
     2.35%, 4/7/05                       6,000           6,000
   Loudon IDR VRDB, Series 2002
     (AMT), Continental Carbonic
     Products (JP Morgan Chase Bank
     LOC),
     2.58%, 4/7/05                       3,100           3,100
   Memphis-Shelby County Airport
     Authority Revenue VRDB, Series
     1999C (AMT), Wachovia MERLOTS
     (AMBAC Insured), (1)
     2.40%, 4/7/05                      14,815          14,815
   Metropolitan Government
     Nashville & Davidson Counties
     Electric Revenue Bonds,
     Citicorp Eagle Trust Series
     984201, (1)
     2.32%, 4/7/05                           5               5
   Metropolitan Government
     Nashville & Davidson Counties
     Revenue Bonds,
     Series 2001B1 (Ascension
     Health Gtd.),
     1.65%, 8/3/05                       5,000           5,000
     Series 2001B2 (Ascension
     Health Gtd.),
     2.30%, 1/4/06                      20,000          20,000
   Metropolitan Nashville Airport
     Authority Revenue Bonds,
     Series 2003 (AMT), Passenger
     Facility Charge (SunTrust Bank
     LOC),
     2.34%, 4/7/05                       7,225           7,225
   Metropolitan Nashville &
     Nashville Health & Education
     Service VRDB, Series 1996A,
     Adventist Health System
     (SunTrust Bank LOC),
     2.28%, 4/7/05                       4,055           4,055

See Notes to the Financial Statements.

                         NORTHERN FUNDS ANNUAL REPORT  53     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  TENNESSEE - 2.0% - (CONTINUED)
   Nashville & Davidson Counties
     Housing Revenue VRDB, Series
     1995A (AMT), Old Hickory
     Towers Project (FHLB LOC),
     2.28%, 4/7/05                      $1,700          $1,700
   Rutherford County IDB VRDB,
     Series 1999A (AMT), Tennessee
     Farmers Co-Op Project (Amsouth
     Bank of Birmingham LOC),
     2.40%, 4/7/05                       2,110           2,110
   Sevier County Public Building
     Authority VRDB, Series 2000
     IV-B-8, Local Government
     Improvement Bonds (FSA Corp.
     Insured),
     2.32%, 4/1/05                         625             625
   Sevier County Public Building
     Authority VRDB, Series 2000
     IV-D-8, Local Government
     Public Improvement Bonds
     (AMBAC Insured),
     2.32%, 4/1/05                       9,025           9,025
   Shelby County Health,
     Educational and Housing
     Facilities Board VRDB, Memphis
     University School Project
     (SunTrust Bank LOC),
     2.31%, 4/7/05                       4,400           4,400
   Shelby County Health,
     Educational and Housing
     Facilities Board VRDB, Series
     2001, Youth Villages (Allied
     Irish Bank LOC),
     2.32%, 4/7/05                       2,200           2,200
   Sumner County School Capital
     Outlay Notes (SunTrust Bank
     LOC),
     2.28%, 4/7/05                       2,000           2,000
  ------------------------------------------------------------
                                                        90,440
  ------------------------------------------------------------
  TEXAS - 16.2%
   Aldine Independent School
     District G.O. Refunding VRDB,
     Soc Gen Municipal Securities
     Trust Receipts Series 1997
     SGB29 (PSF of Texas Gtd.), (1)
     2.32%, 4/7/05                       8,950           8,950
   Austin Airport System Notes
     VRDN, Series 1998A (AMT) (JP
     Morgan Chase Bank LOC),
     2.34%, 4/7/05                      25,200          25,200

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  TEXAS - 16.2% - (CONTINUED)
   Austin Water and Wastewater
     System Revenue Bonds, Wachovia
     MERLOTS Series 2000LLL (MBIA
     Insured), (1)
     2.35%, 4/7/05                      $7,470          $7,470
   Austin Water and Wastewater
     System Revenue Bonds, Wachovia
     MERLOTS Series 2003-B27
     (MBIA Insured), (1)
     2.35%, 4/7/05                       9,990           9,990
   Bastrop Independent School
     District VRDN, Series 1997,
     Soc Gen Municipal Securities
     Trust Receipts Series SGB37
     (PSF of Texas Gtd.), (1)
     2.32%, 4/7/05                      18,870          18,870
   Bexar County Health Facilities
     Development Corp. Revenue
     Bonds, Air Force Village (Bank
     of America LOC),
     2.28%, 4/7/05                      15,800          15,800
   Bexar County Housing Finance
     Corp. VRDB, Series 2003 (AMT),
     Primrose Jefferson Plaza (Bank
     of America LOC),
     2.38%, 4/7/05                      12,760          12,760
   Bexar County Housing Finance
     Corp. VRDB, Series 2004 (AMT),
     Rosemont at Acme Apartments
     Project (Wachovia Bank LOC),
     2.35%, 4/7/05                       6,750           6,750
   Bexar County Revenue Bonds,
     Series 2001-3, State Street
     Clipper Trust (MBIA
     Insured), (2)
     2.30%, 9/8/05                      12,620          12,620
   Brazos River Harbor Naval
     District VRDB, Series 2002
     (AMT), BASF Corp. Project
     (BASF Corp. Gtd.),
     2.40%, 4/7/05                       1,100           1,100
   Brazos River Texas Naval
     District Brazoria County VRDB
     (AMT), BASF Corp. Project
     (BASF Corp. Gtd.),
     2.35%, 4/1/05                      15,000          15,000
   Brazos River Texas PCR Bonds
     Series 2001D-1 (AMT), TXU
     Electric Company Project
     (Wachovia Bank LOC),
     2.33%, 4/7/05                      30,800          30,800

See Notes to the Financial Statements.

MONEY MARKET FUNDS    54     NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  TEXAS - 16.2% - (CONTINUED)
   Calhoun County Navigation
     District VRDB, Series 2004
     (AMT), Formosa Plastic Corp.
     (Wachovia Bank LOC),
     2.34%, 4/7/05                      $6,890          $6,890
   Calhoun County Navigation IDA,
     Series 1994 (AMT), Formosa
     Plastic Corp. (Bank of America
     LOC),
     2.35%, 4/7/05                      35,700          35,700
   Calhoun County Navigation IDA
     Port Revenue VRDB, Series 1998
     (AMT) (BP PLC Gtd.),
     2.35%, 4/1/05                       2,000           2,000
   Comal Independent School
     District VRDB, ABN AMRO
     MuniTops Certificates Series
     1999-9 (PSF of Texas
     Gtd.), (1)
     2.33%, 4/7/05                       1,800           1,800
   Cypress-Fairbanks Independent
     School District VRDB, Citicorp
     Eagle Trust Series 20004304
     (PSF of Texas Gtd.), (1)
     2.32%, 4/7/05                       7,640           7,640
   Dallas Fort Worth Airport VRDB,
     Series 1999 (AMT), Flight
     Safety Project (OBH, Inc.
     Gtd.),
     2.32%, 4/7/05                      10,000          10,000
   Dallas Fort Worth International
     Airport Revenue VRDB, Series
     2001A (AMT), Wachovia MERLOTS
     Series 2002-A13 (FGIC
     Insured), (1)
     2.40%, 4/7/05                       9,605           9,605
   Dallas Fort Worth Regional
     Airport Revenue Refunding
     Bonds, Series 1995, Soc Gen
     Municipal Trust SGB5 (FGIC
     Insured), (1)
     2.32%, 4/7/05                      13,310          13,310
   Dallas G.O. Refunding VRDB,
     Series 1998, Morgan Stanley
     Floating Rate Trust
     Certificates, Series 93, (1)
     2.32%, 4/7/05                       3,400           3,400
   Dallas HFA Multifamily Revenue
     Bonds (AMT), Southern Terrace
     Apartments (JP Morgan Chase
     Bank LOC),
     2.38%, 4/7/05                       7,740           7,740

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  TEXAS - 16.2% - (CONTINUED)
   Denton Industrial School
     District Variable Rate
     Certificates, Series 2004C,
     Piper Jaffray Funding LLC (PSF
     of Texas Gtd.), (1)
     2.36%, 4/7/05                     $12,705         $12,705
   El Paso City Housing Financing
     Corp. Housing Revenue Bonds,
     Series 1993 (AMT), Viva
     Apartments Project (General
     Electric Capital Corp. LOC),
     2.45%, 4/7/05                       3,500           3,500
   El Paso Housing Finance Corp.
     SFM Revenue VRDB, Series
     2001E, (1)
     2.36%, 4/7/05                       8,995           8,995
   Galveston County Housing Finance
     Corp. SFM VRDN (AMT), Merrill
     Lynch P-Floats Series PT-205
     (Colld. by GNMA
     Securities), (1)
     2.37%, 4/7/05                       2,830           2,830
   Gulf Coast Waste Disposal
     Authority Revenue Bonds,
     Series 1999 (AMT), Air
     Products & Chemicals Project
     (Air Products & Chemicals
     Gtd.),
     2.35%, 4/7/05                       7,000           7,000
   Gulf Coast Waste Disposal
     Authority Revenue Bonds,
     Series 2001 (AMT), American
     Acrylic Project (JP Morgan
     Chase Bank LOC),
     2.37%, 4/7/05                      25,000          25,000
   Gulf Coast Waste Disposal
     Authority Revenue Bonds,
     Series 2004A (AMT), Waste
     Management Project (JP Morgan
     Chase Bank LOC),
     2.35%, 4/7/05                       4,500           4,500
   Haltom Industrial Development
     Corp. Revenue Bonds, Series
     1995 (AMT), Molded Products
     Co. Project
     (Bank of America LOC),
     2.37%, 4/7/05                       2,200           2,200
   Harris County Development Corp.
     IDR VRDB, Series 2000 (AMT),
     North American Galvanizing (JP
     Morgan Chase Bank LOC),
     2.45%, 4/7/05                       3,510           3,510

See Notes to the Financial Statements.

                         NORTHERN FUNDS ANNUAL REPORT  55     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  TEXAS - 16.2% - (CONTINUED)
   Harris County Health
     Facilities Development Corp.
     Revenue Bonds, Wachovia
     MERLOTS Series 2001-A87
     (United States Treasuries
     Escrowed), (1)
     2.35%, 4/7/05                      $2,835          $2,835
   Harris County Industrial
     Development Corp. Revenue
     Bonds, Series 1997 (AMT),
     Solid Waste Disposal (Exxon
     Mobil Corp. Gtd.),
     2.24%, 4/1/05                      15,800          15,800
   Harris County Industrial
     Development Corp. Solid Waste
     Disposal VRDB Series 2004A
     (AMT), Deer Park Refining
     (Deer Park Refining Gtd.),
     2.37%, 4/1/05                      50,100          50,100
   Harris County Senior Lien Toll
     Road VRDB, Series 2002,
     Wachovia MERLOTS Series
     2003-B16 (FSA Corp.
     Insured), (1)
     2.35%, 4/7/05                      12,995          12,995
   Houston Housing Finance Corp.
     Revenue Bonds, Series 2004
     (AMT), Mayfair Park Apartments
     (FNMA LOC),
     2.35%, 4/7/05                       3,000           3,000
   Houston Utilities System Revenue
     Bonds, Series 2004C13,
     Wachovia MERLOTS (MBIA
     Insured), (1)
     2.35%, 4/7/05                       7,700           7,700
   Irving Independent School
     District VRDB, Series 2004A
     (PSF of Texas Gtd.),
     2.10%, 8/1/05                      10,000          10,016
   Keller Independent School
     District VRDB, ABN AMRO
     MuniTops 2001-26 (PSF of Texas
     Gtd.), (1)
     2.33%, 4/7/05                       6,500           6,500
   La Marque Independent School
     District G.O., Series 2003,
     Citigroup ROC 1058 (PSF of
     Texas Gtd.), (1)
     2.32%, 4/7/05                       8,165           8,165
   Leander Independent School
     District Revenue Bonds, ABN
     AMRO MuniTops Series 2002-16
     (PSF of Texas Gtd.), (1)
     2.33%, 4/7/05                       5,500           5,500

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  TEXAS - 16.2% - (CONTINUED)
   Northside Independent School
     District School Building
     Bonds, Series 2002A, ABN AMRO
     MuniTops 2003-28 (PSF of Texas
     Gtd.), (1)
     2.33%, 4/7/05                      $9,870          $9,870
   Northside Independent School
     District School Building
     Bonds, Series 2003 (PSF of
     Texas Gtd.),
     1.67%, 6/15/05                      6,245           6,245
   Nueces River Authority Water
     Supply VRDN, Eagle Trust
     Series 97430, Corpus Christi
     Lake Project (FSA Corp.
     Insured), (1)
     2.32%, 4/7/05                      16,600          16,600
   Port Arthur Navigation District
     Industrial Development VRDB
     (AMT), Air Products &
     Chemicals, Inc. (Air Products
     & Chemicals, Inc. Gtd.),
     2.35%, 4/7/05                      17,500          17,500
   Port Arthur Navigation District
     Revenue VRDB, Series 1998
     (AMT), BASF Corp. Project
     (BASF Corp. Gtd.),
     2.35%, 4/1/05                       5,000           5,000
   Richmond Higher Education Corp.
     VRDB, Series 2003A, Bayou
     University Project (AMBAC
     Insured),
     2.31%, 4/7/05                       6,500           6,500
   San Antonio Independent School
     District Revenue Bonds, Series
     2001B, ABN AMRO MuniTops
     2001-29 (PSF of Texas
     Gtd.), (1)
     2.33%, 4/7/05                      19,995          19,995
   San Antonio Multifamily Housing
     Revenue Bonds, Series 2002
     (AMT), Roaring Fork Series
     2002-10 (GNMA Colld.), (1)
     2.43%, 4/7/05                       7,235           7,235
   State of Texas TRAN, Series
     2004,
     3.00%, 8/31/05                    123,400         124,012
   Tarrant County Housing Finance
     Corp. Multifamily VRDB,
     Merrill Lynch P-Floats Series
     PT-473 (FHLMC Gtd.), (1)
     2.33%, 4/7/05                       5,755           5,755

See Notes to the Financial Statements.

MONEY MARKET FUNDS    56     NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  TEXAS - 16.2% - (CONTINUED)
   Tarrant County Housing Finance
     Corp. Revenue Bonds, Series
     2003, Gateway Arlington
     Apartments Project (FNMA
     Gtd.),
     2.30%, 4/7/05                     $12,700         $12,700
   Texas City Industrial
     Development Corp. VRDB,
     Wachovia MERLOTS Series
     2000-A34, Arco Pipeline
     Project (BP PLC Gtd.), (1)
     2.35%, 4/7/05                       3,915           3,915
   Texas State Department Housing
     and Community Affairs
     Residential Mortgage Revenue
     Bonds, Series B (AMT), State
     Street Clipper Trust
     2001-1, (2)
     2.35%, 9/8/05                       9,434           9,434
   Texas State Department Housing
     and Community Affairs VRDB
     (AMT), Merrill Lynch P-Floats
     PT-1868 Hickory Trace
     Apartments Project (Merrill
     Lynch & Co., Inc. Gtd.), (1)
     2.41%, 4/7/05                       3,955           3,955
   Texas State Department Housing
     and Community Affairs VRDB
     (AMT), Merrill Lynch P-Floats
     PT-2507
     Ironwood Crossing
     Apartments Project (Merrill
     Lynch & Co., Inc. Gtd.), (1)
     2.41%, 4/7/05                       7,500           7,500
   Texas State Department of
     Housing and Community Affairs
     VRDB, Series 1996D (AMT),
     Wachovia MERLOTS Series
     2002-A58 (MBIA Insured), (1)
     2.40%, 4/7/05                       3,120           3,120
   Texas State Department of
     Housing and Community Affairs
     VRDB, Series 2002A (AMT),
     Wachovia MERLOTS Series
     2003-A08 (Colld. by U.S.
     Government Agency
     Securities), (1)
     2.40%, 4/7/05                       4,420           4,420
   Texas State Turnpike System
     VRDB, Series 2002B, First Tier
     (AMBAC Insured),
     2.28%, 4/7/05                       4,065           4,065

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  TEXAS - 16.2% - (CONTINUED)
   Texas University VRDB, Series
     2003B, Wachovia MERLOTS Series
     2003-B14, (1)
     2.35%, 4/7/05                      $7,795          $7,795
   Texas Veterans Housing
     Assistance G.O. VRDB (AMT),
     Merrill Lynch P-Floats Series
     PT-524, (1)
     2.37%, 4/7/05                       5,745           5,745
   Wallis Higher Education
     Facilities VRDB, Series 2003,
     St. Marks Episcopal School
     Project (JP Morgan Chase Bank
     LOC),
     2.30%, 4/7/05                       3,175           3,175
  ------------------------------------------------------------
                                                       740,782
  ------------------------------------------------------------
  UTAH - 1.3%
   Intermountain Power Agency
     Supply Revenue VRDN, Citicorp
     Eagle Trust CR-331 (FSA Corp.
     Insured), (1)
     2.32%, 4/7/05                       4,800           4,800
   Salt Lake City Utah Assessment
     Revenue Bonds VRDB, Series
     2003, Gateway Project
     (Citibank LOC),
     2.30%, 4/7/05                       3,800           3,800
   Utah Associated Municipal Power
     System VRDB, Citigroup ROCS
     Series RR II R 2016 (FSA Corp.
     Insured), (1)
     2.32%, 4/7/05                       5,235           5,235
   Utah HFA SFM VRDB, Series
     2001A2-CLIII (AMT), Wachovia
     MERLOTS Series 2001-A14, (1)
     2.40%, 4/7/05                       3,200           3,200
   Utah HFA VRDB (AMT), Wachovia
     MERLOTS Series 2001-A62, (1)
     2.40%, 4/7/05                       3,280           3,280
   Utah Housing Corp. Multifamily
     Revenue Bonds, Series 2004A
     (AMT), Tanglewood Apartments
     Project (Citibank LOC),
     2.35%, 4/7/05                       9,000           9,000

See Notes to the Financial Statements.

                         NORTHERN FUNDS ANNUAL REPORT  57     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  UTAH - 1.3% - (CONTINUED)
   Utah Water Finance Agency
     Revenue VRDB (AMBAC Insured),
     Series 2002A5,
     2.36%, 4/7/05                      $5,850          $5,850
     Series 2003A7,
     2.36%, 4/7/05                       9,600           9,600
     Series 2004A9,
     2.33%, 4/7/05                      15,000          15,000
  ------------------------------------------------------------
                                                        59,765
  ------------------------------------------------------------
  VERMONT - 0.2%
   Vermont Education Health
     Building Finance Agency VRDB,
     Series 2004A, Stratton
     Mountain School Ski (SunTrust
     Bank LOC),
     2.33%, 4/7/05                       6,800           6,800
  ------------------------------------------------------------
  VIRGINIA - 0.6%
   Botetourt County IDA VRDN (AMT),
     Valley Forge Co. Project
     (Harris Trust & Savings Bank
     LOC),
     2.36%, 4/7/05                       2,200           2,200
   Chesterfield County IDA VRDB,
     Series 2002A, Virginia State
     University Real Estate Project
     (Bank of America LOC),
     2.32%, 4/7/05                       2,350           2,350
   Emporia City IDA IDR Bonds,
     Series 1999 (AMT) (Bank of
     America LOC),
     2.35%, 4/7/05                       1,910           1,910
   Fairfax County Educational
     Facilities Revenue Bond,
     Series 2003, The Madeira
     School (Bank of America LOC),
     2.33%, 4/7/05                      18,600          18,600
   University of Virginia Rector &
     Visitors VRDB, Series 2003B,
     Wachovia MERLOTS Series
     2003-B31, (1)
     2.35%, 4/7/05                       3,585           3,585
  ------------------------------------------------------------
                                                        28,645
  ------------------------------------------------------------
  WASHINGTON - 4.6%
   Bremerton County Revenue Bonds,
     Series 2000, Kitsap Regional
     Conference Center Parking
     (Bank of America LOC),
     2.35%, 4/7/05                       2,500           2,500

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  WASHINGTON - 4.6% - (CONTINUED)
   Chelan County Public Utilities
     District Revenue VRDB (AMT),
     Wachovia MERLOTS Series
     2000-R, (1)
     2.40%, 4/7/05                     $10,000         $10,000
   Columbia Energy Northwest VRDB,
     Series 2002A, Wachovia MERLOTS
     Series 2004-A04 (MBIA
     Insured), (1)
     2.35%, 4/7/05                       4,190           4,190
   Energy Northwest Electric
     Revenue Bonds, Series
     2003D-32, Project Number 3
     (MBIA Insured),
     2.28%, 4/7/05                      15,000          15,000
   King County Housing Authority
     VRDB Series 2000 (AMT),
     Overlake Todd Project (Bank of
     America LOC),
     2.35%, 4/7/05                       5,785           5,785
   King County Housing Authority
     VRDB, Series 2001B (AMT),
     Overlake Todd Project (Bank of
     America LOC),
     2.35%, 4/7/05                       4,000           4,000
   King County Sewer Revenue VRDB,
     Wachovia MERLOTS Series 2000-E
     (FGIC Insured), (1)
     2.35%, 4/7/05                       9,525           9,525
   Port Seattle VRDB, Series 1999B
     (AMT), Wachovia MERLOTS Series
     2002-B04 (FGIC Insured), (1)
     2.40%, 4/7/05                       3,960           3,960
   Washington Economic Development
     Finance Authority VRDB, Series
     2000C (AMT), American Millwork
     Project (KeyBank LOC),
     2.40%, 4/7/05                       3,825           3,825
   Washington Economic Development
     Finance Authority VRDB, Series
     2002E (AMT), Waste Management,
     Inc. Project (JP Morgan Chase
     Bank LOC),
     2.35%, 4/7/05                       5,000           5,000
   Washington State G.O. Refunding
     VRDB, Citicorp Eagle Trust
     Series 1993C, (1)
     2.32%, 4/7/05                      12,048          12,048
   Washington State G.O. Various
     Purpose Bonds, Citicorp Eagle
     Trust Series 2000B, (1)
     2.32%, 4/7/05                      10,365          10,365

See Notes to the Financial Statements.

MONEY MARKET FUNDS    58     NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  WASHINGTON - 4.6% - (CONTINUED)
   Washington State G.O. VRDN,
     Wachovia MERLOTS Series
     2001-A54, (1)
     2.35%, 4/7/05                      $4,115          $4,115
   Washington State Finance
     Commission VRDB, Series 2000A
     (AMT), Carlyle Care Center
     Project (U.S. Bank N.A. LOC),
     2.35%, 4/1/05                       3,055           3,055
   Washington State Higher
     Education Facilities VRDB,
     Series 2003A, Cornish College
     of Arts Project (Bank of
     America LOC),
     2.35%, 4/7/05                       2,100           2,100
   Washington State Housing Finance
     Authority SFM Revenue Bonds
     (AMT), Merrill Lynch P-Floats
     PT-838 (AIG Matched Funding
     Insured), (1)
     2.38%, 4/7/05                       2,520           2,520
   Washington State Housing Finance
     Authority VRDB, Series 1994
     (AMT), Canyon Lakes II Project
     (Wells Fargo Bank LOC),
     2.21%, 4/7/05                       6,530           6,530
   Washington State Housing Finance
     Commission Multifamily Revenue
     VRDB, Series 1994 (AMT),
     Arbors on the Park Project
     (General Electric Capital
     Corp. LOC),
     2.45%, 4/7/05                       8,450           8,450
   Washington State Housing Finance
     Commission Multifamily Revenue
     VRDB, Series 1999A (AMT),
     Assisted Living Project
     (U.S. Bank N.A. LOC),
     2.35%, 4/7/05                       1,130           1,130
   Washington State Housing Finance
     Commission Multifamily Revenue
     VRDB, Series 1999A (AMT), Mill
     Pointe Apartments Project
     (U.S. Bank N.A. LOC),
     2.27%, 4/1/05                       6,725           6,725
   Washington State Housing Finance
     Commission Multifamily Revenue
     VRDB, Series 2001 (AMT),
     Springfield Meadows Apartments
     Project (U.S. Bank N.A. LOC),
     2.34%, 4/1/05                       8,050           8,050

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  WASHINGTON - 4.6% - (CONTINUED)
   Washington State Housing Finance
     Commission Multifamily Revenue
     VRDB, Series 2001A (AMT),
     Monticello Park Project (FNMA
     Gtd.),
     2.19%, 4/7/05                      $6,285          $6,285
   Washington State Housing Finance
     Commission Multifamily Revenue
     VRDB, Series 2004 (AMT),
     Ballinger Court Senior
     Apartments Project (FNMA
     Gtd.),
     2.35%, 4/7/05                       4,640           4,640
   Washington State Housing Finance
     Commission Multifamily Revenue
     VRDB, Series 2004 (AMT),
     Rolling Hills Apartments
     Project (Bank of America LOC),
     2.35%, 4/1/05                       6,125           6,125
   Washington State Housing Finance
     Commission Multifamily Revenue
     VRDB, Series 2004A (AMT),
     Terrace Senior Apartments
     (FNMA LOC),
     2.35%, 4/7/05                       8,520           8,520
   Washington State Housing Finance
     Commission Non Profit Revenue
     VRDB, Series 2000, University
     Prep Academy Project (Bank of
     America LOC),
     2.35%, 4/7/05                       4,300           4,300
   Washington State Housing Finance
     Commission Revenue Bonds,
     Series 2003A (AMT), Auburn
     Meadows Project (Wells Fargo
     Bank LOC),
     2.35%, 4/1/05                       6,020           6,020
   Washington State Housing Finance
     Commission Revenue VRDB,
     Series 2003, Emerald Heights
     Project (Bank of America LOC),
     2.25%, 4/1/05                       1,650           1,650
   Washington State Housing Finance
     Commission SFM Revenue VRDB,
     Series 2002-3AR (AMT),
     Wachovia MERLOTS Series
     2002-A29, (1)
     2.40%, 4/7/05                       4,145           4,145
   Washington State Housing Finance
     Commission VRDB, Series 2002A
     (AMT), Bridgewood Four Seasons
     (FNMA Gtd.),
     2.35%, 4/7/05                       5,860           5,860

See Notes to the Financial Statements.

                         NORTHERN FUNDS ANNUAL REPORT  59     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  WASHINGTON - 4.6% - (CONTINUED)
   Washington State Housing Finance
     Commission VRDB, Series 2002A
     (AMT), Heatherwood Apartments
     (U.S. Bank N.A. LOC),
     2.27%, 4/1/05                      $2,815          $2,815
   Washington State Housing Finance
     Commission VRDB (AMT),
     Rosemont Apartment Project
     (BNP Paribas LOC),
     2.37%, 4/1/05                       2,890           2,890
   Washington State Housing Finance
     Commission VRDB, Series 2003A
     (AMT), Woodland Retirement
     Project (Wells Fargo Bank
     LOC),
     2.36%, 4/1/05                       3,425           3,425
   Washington State Housing Finance
     Commission VRDB, Series 2004A
     (AMT), Silver Creek Retirement
     Project (Wells Fargo Bank
     LOC),
     2.36%, 4/1/05                       7,140           7,140
   Washington State VRDB, Series
     2003, Association of
     Commercial & Migrant Health
     Centers (U.S. Bank N.A. LOC),
     2.35%, 4/7/05                       4,955           4,955
   Washington State VRDB, Series
     2004D, ABN AMRO MuniTops
     2004-13 (AMBAC Insured), (1)
     2.33%, 4/7/05                      15,000          15,000
  ------------------------------------------------------------
                                                       212,643
  ------------------------------------------------------------
  WEST VIRGINIA - 0.5%
   Cabell County Revenue VRDB,
     Series 2001, Huntington YMCA
     (JP Morgan Chase Bank LOC),
     2.40%, 4/7/05                       3,345           3,345
   Marion County Solid Waste
     Disposal Revenue VRDB, Series
     B (AMT), Granttown Project
     (National Westminster Bank
     LOC),
     2.30%, 4/7/05                       2,800           2,800
   West Virginia EDA IDR VRDN,
     Series 1999 (AMT), Rubberlite,
     Inc. Project (JP Morgan Chase
     Bank LOC),
     2.45%, 4/7/05                       3,600           3,600

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  WEST VIRGINIA - 0.5% - (CONTINUED)
   West Virginia State Hospital
     Finance Authority VRDB, Series
     2003A, Pallottine Health
     Services, Inc. Project (JP
     Morgan Chase Bank LOC),
     2.30%, 4/7/05                     $11,600         $11,600
  ------------------------------------------------------------
                                                        21,345
  ------------------------------------------------------------
  WISCONSIN - 2.1%
   Marshfield City IDR VRDB, Series
     2001 (AMT), Wick Building
     Systems, Inc. Project (JP
     Morgan Chase Bank LOC),
     2.48%, 4/7/05                       4,275           4,275
   Mequon IDR Bonds Series 2001A
     (AMT), Gateway Plastic (JP
     Morgan Chase Bank LOC),
     2.53%, 4/7/05                       1,000           1,000
   Milwaukee IDR VRDB (AMT), R & B
     Wagner (JP Morgan Chase Bank
     LOC),
     2.48%, 4/7/05                       4,470           4,470
   Milwaukee Redevelopment
     Authority Revenue VRDB, Series
     2000 (AMT), Capital Stampings
     Corp. Project (JP Morgan Chase
     Bank LOC),
     2.45%, 4/7/05                       5,970           5,970
   Milwaukee Redevelopment
     Authority Revenue VRDB,
     University of
     Wisconsin-Kenilworth Project
     (Depfa Bank LOC),
     2.31%, 4/7/05                       9,500           9,500
   Oak Creek IDR VRDB, Series 1999A
     (AMT), Fort Howard Steel, Inc.
     Project (Marshall & Ilsley
     Bank LOC),
     2.45%, 4/7/05                       5,325           5,325
   Oostburg IDR VRDB, Series 2002
     (AMT), Dutchland Plastics
     Corp. (U.S. Bank N.A. LOC),
     2.35%, 4/7/05                       2,510           2,510
   University of Wisconsin Hospital
     and Clinics Revenue Bonds,
     Wachovia MERLOTS Series
     2000-RR (FSA Corp.
     Insured), (1)
     2.35%, 4/7/05                       4,000           4,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS    60     NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  WISCONSIN - 2.1% - (CONTINUED)
   Wisconsin Health and Educational
     Facilities Authority VRDB,
     Meriter Hospital, Inc. Project
     (Marshall & Ilsley Bank LOC),
     2.34%, 4/1/05                      $1,400          $1,400
   Wisconsin Health and Educational
     Facilities Authority VRDB,
     Series 2001, Riverview
     Hospital Association (U.S.
     Bank N.A. LOC),
     2.34%, 4/1/05                       4,850           4,850
   Wisconsin Health and Educational
     Facilities Authority VRDB,
     Series 2003, Mequon Jewish
     Project (JP Morgan Chase Bank
     LOC),
     2.32%, 4/7/05                       3,600           3,600
   Wisconsin Health and Educational
     Facilities Revenue Bonds, St.
     Joseph Community Hospital
     (Marshall & Ilsley Bank LOC),
     2.31%, 4/7/05                       7,215           7,215
   Wisconsin Health and Educational
     Facilities VRDB, Pooled
     Financing Program (Marshall &
     Ilsley Bank LOC),
     Series 2002C,
     2.43%, 4/7/05                       1,800           1,800
     Series 2002D,
     2.43%, 4/7/05                       2,015           2,015
     Series 2002G,
     2.43%, 4/7/05                       1,150           1,150
   Wisconsin Health and Educational
     Facilities VRDB, Series 2001,
     Lutheran College (U.S. Bank
     N.A. LOC),
     2.34%, 4/1/05                      20,500          20,500
   Wisconsin Health and Educational
     Facilities VRDB, Series 2002A,
     Vernon Memorial Hospital (U.S.
     Bank N.A. LOC),
     2.34%, 4/1/05                       5,200           5,200
   Wisconsin State Health and
     Education Facilities Revenue
     VRDB, Series 2003, Agnesian
     Healthcare Project (Marshall &
     Ilsley Bank LOC),
     2.34%, 4/1/05                       4,500           4,500

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  WISCONSIN - 2.1% - (CONTINUED)
   Wisconsin State Health and
     Education Facilities Revenue
     VRDB, Series 2003, Mercy
     Health Systems (Marshall &
     Ilsley Bank LOC),
     2.31%, 4/7/05                      $7,520          $7,520
  ------------------------------------------------------------
                                                        96,800
  ------------------------------------------------------------
  WYOMING - 0.7%
   Green River PCR VRDB, Series
     1992 (AMT), Rhone-Poulene
     (Comerica Bank LOC),
     2.53%, 4/7/05                      10,800          10,800
   Sweetwater Environmental
     Improvement Revenue Bonds,
     Series 1995 (AMT), Pacificorp
     Project (Barclays Bank LOC),
     2.33%, 4/1/05                      20,300          20,300
  ------------------------------------------------------------
                                                        31,100
  ------------------------------------------------------------
  MULTIPLE STATES POOLED SECURITIES - 3.7%
   Charter Mac Floater
     Certificates, Series 2001
     (AMT), National-2 (MBIA
     Insured), (1)
     2.38%, 4/7/05                      20,000          20,000
   Charter Mac Floater Certificates
     Trust I, Series 2000 (AMT)
     (MBIA Insured), (1)
     2.38%, 4/7/05                       6,100           6,100
   Charter Mac Low Floater
     Certificates Trust I, Series
     2002 (AMT), National-3 (MBIA
     Insured), (1)
     2.38%, 4/7/05                      15,000          15,000
   Clipper Tax-Exempt Certificates,
     Multistate Tax-Exempt
     Certificates,
     Series 1998A (AMT), (1)
     2.40%, 4/7/05                      32,745          32,745
     Series 1999-3 (AMT), (1)
     2.48%, 4/7/05                      22,141          22,141
   National FHLMC Multifamily VRDN,
     Series M002 (AMT) (FHLMC
     Gtd.),
     2.43%, 4/7/05                      31,481          31,481

See Notes to the Financial Statements.

                         NORTHERN FUNDS ANNUAL REPORT  61     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS                                           MARCH 31, 2005
MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT         VALUE
                                       (000S)         (000S)
  MUNICIPAL INVESTMENTS - 98.2% - CONTINUED
  MULTIPLE STATES POOLED SECURITIES - 3.7% - (CONTINUED)
   SunAmerica Pooled Multifamily
     Series 2001-2A (AMT) (FHLMC
     Gtd.), (1)
     2.38%, 4/7/05                     $40,355         $40,355
  ------------------------------------------------------------
                                                       167,822
  ------------------------------------------------------------
  TOTAL MUNICIPAL INVESTMENTS
  ------------------------------------------------------------
  (COST $4,499,087)                                  4,499,087

                                      NUMBER OF
                                       SHARES         VALUE
                                       (000S)         (000S)
  INVESTMENT COMPANIES - 0.5%
   AIM Tax-Exempt Cash Fund             24,121          24,121
   Dreyfus Tax-Exempt Cash
     Management Fund                        62              62
   Merrill Lynch Institutional
     Tax-Exempt Fund                       285             285
  ------------------------------------------------------------
  TOTAL INVESTMENT COMPANIES
  ------------------------------------------------------------
  (COST $24,468)                                        24,468

  ------------------------------------------------------------
  TOTAL INVESTMENTS - 98.7%
  ------------------------------------------------------------
  (COST $4,523,555) (3)                              4,523,555
   Other Assets less
     Liabilities - 1.3%                                 57,136
  ------------------------------------------------------------
  NET ASSETS - 100.0%                               $4,580,691

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2) Restricted security has been deemed illiquid. At March 31, 2005, the value of these restricted illiquid securities amounted to approximately $53,609,000 or 1.2% of net assets. Additional information on each holding is as follows:

                                                  ACQUISITION
                                    ACQUISITION      COST
  SECURITY                             DATE         (000S)
  Bexar County Revenue Bonds, (TX)
  2.30%, 9/8/05                            3/04       $12,950
  North Carolina State G.O. VRDB,
  (NC)
  1.70%, 8/24/05                           8/04        10,960

                                                  ACQUISITION
                                    ACQUISITION      COST
  SECURITY                             DATE         (000S)
  Texas State Department Housing
  and Community Affairs
  Residential Mortgage Revenue
  Bonds, (TX) 2.35%, 9/8/05                2/01        $6,000
  University of Illinois Revenue
  Bonds, (IL)
  1.65%, 8/10/05                           8/04        20,595
  -----------------------------------------------------------

(3) The cost for federal income tax purposes was $4,523,555.

At March 31, 2005, the industry sectors for the Municipal Money Market Fund were:

  INDUSTRY SECTOR                          % OF INVESTMENTS
  Administration of Environment, Housing
   and Real Estate                                      6.7%
  Air Transportation                                    5.1
  Air, Water Services and Solid Waste
   Management                                           8.3
  Educational Services                                  8.1
  Executive, Legislative and General
   Government                                          17.2
  Gas, Electric Services and Combined
   Utilities                                            5.1
  General Medical and Surgical, Nursing
   and Personal Care                                    5.9
  Housing Programs and Urban and
   Community Development                               19.0
  All other sectors less than 5%                       24.6
  ----------------------------------------------------------
  TOTAL                                               100.0%

See Notes to the Financial Statements.

MONEY MARKET FUNDS    62     NORTHERN FUNDS ANNUAL REPORT

                                                              MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS                                           MARCH 31, 2005
U.S. GOVERNMENT MONEY MARKET FUND

                                        PRINCIPAL
                                         AMOUNT         VALUE
                                         (000S)         (000S)
  U.S. GOVERNMENT AGENCIES - 64.4%  (1)
  FANNIE MAE - 44.6%
   FNMA Bond,
     2.38%, 12/15/05                    $16,550         $16,461
   FNMA Discount Notes,
     2.00%, 4/1/05                        1,157           1,157
     2.55%, 4/6/05                        4,181           4,180
     2.10%, 4/15/05                      10,000           9,992
     2.70%, 5/2/05                       12,000          11,972
     2.75%, 5/19/05                      10,200          10,163
     2.51%, 6/1/05                        5,000           4,979
     2.80%, 6/1/05                       10,500          10,450
     2.84%, 6/1/05                       15,022          14,949
     2.61%, 6/15/05                      20,000          19,891
     2.62%, 6/15/05                       2,819           2,804
     2.10%, 6/24/05                       1,005           1,000
     2.15%, 6/24/05                       7,103           7,067
     2.71%, 7/6/05                       15,000          14,892
     3.03%, 7/20/05                       8,481           8,402
     3.06%, 8/1/05                        9,545           9,446
     3.00%, 11/21/05                      5,000           4,902
     3.06%, 12/19/05                      5,508           5,386
   FNMA FRN,
     2.63%, 4/7/05                        5,000           4,998
     2.69%, 4/15/05                      10,000           9,996
     2.70%, 4/15/05                       5,000           5,000
     2.73%, 4/18/05                      10,000           9,998
     2.74%, 4/29/05                       3,000           2,998
     2.82%, 6/6/05                       15,000          14,994
     2.84%, 6/9/05                       10,000           9,996
     2.93%, 6/21/05                      10,000           9,990
   FNMA Notes,
     1.36%, 5/3/05                       20,000          19,976
     5.75%, 6/15/05                       1,000           1,007
     7.00%, 7/15/05                       7,000           7,083
     2.17%, 11/14/05                      1,000             994
  -------------------------------------------------------------
                                                        255,123
  -------------------------------------------------------------
  FEDERAL FARM CREDIT BANK - 5.3%
   FFCB FRN,
     2.76%, 4/25/05                      25,000          24,998
     2.78%, 4/25/05                       5,000           4,999
  -------------------------------------------------------------
                                                         29,997
  -------------------------------------------------------------

                                        PRINCIPAL
                                         AMOUNT         VALUE
                                         (000S)         (000S)
  U.S. GOVERNMENT AGENCIES - 64.4% (1) - CONTINUED
  FEDERAL HOME LOAN BANK - 6.5%
   FHLB Discount Notes,
     2.55%, 4/1/05                      $10,000         $10,000
     2.24%, 5/4/05                        3,000           2,994
   FHLB FRN,
     2.77%, 4/25/05                       2,000           2,000
     2.66%, 5/9/05                        5,000           4,997
     2.68%, 5/16/05                       5,000           4,996
   FHLB Notes,
     2.08%, 4/15/05                      10,000           9,998
     1.41%, 5/9/05                        2,000           1,998
  -------------------------------------------------------------
                                                         36,983
  -------------------------------------------------------------
  FREDDIE MAC - 5.7%
   FHLMC Discount Notes,
     2.00%, 4/5/05                        3,500           3,499
     2.10%, 4/5/05                        1,930           1,930
     2.07%, 6/30/05                       5,000           4,974
     3.00%, 7/12/05                       1,090           1,081
     3.05%, 9/20/05                       3,000           2,956
     3.05%, 11/14/05                      5,000           4,904
   FHLMC FRN,
     2.93%, 6/9/05                        3,000           3,000
   FHLMC Notes,
     4.25%, 6/15/05                       3,500           3,508
     1.65%, 8/4/05                        2,000           1,990
     1.50%, 8/15/05                       5,000           4,969
  -------------------------------------------------------------
                                                         32,811
  -------------------------------------------------------------
  OVERSEAS PRIVATE INVESTMENT CORP. - 2.3%
   Participation Certificates,
     Series 118-2003-475-IG,
     2.85%, 4/6/05                        9,000           9,000
     Series 331G,
     2.85%, 4/6/05                        4,345           4,345
  -------------------------------------------------------------
                                                         13,345
  -------------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCIES
  -------------------------------------------------------------
  (COST $368,259)                                       368,259

See Notes to the Financial Statements.

                         NORTHERN FUNDS ANNUAL REPORT  63     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS                                           MARCH 31, 2005
U.S. GOVERNMENT MONEY MARKET FUND (continued)

                                        PRINCIPAL
                                         AMOUNT         VALUE
                                         (000S)         (000S)
  REPURCHASE AGREEMENTS - 35.6%
  (COLLD. AT A MINIMUM OF 102% BY U.S. TREASURY BONDS/NOTES)
  JOINT REPURCHASE AGREEMENTS - 10.0%
   Bank of America Securities LLC,
     dated 3/31/05, repurchase price
     $19,151
     2.60%, 4/1/05                      $19,150         $19,150
   Morgan Stanley & Co., Inc., dated
     3/31/05, repurchase price
     $12,768
     2.60%, 4/1/05                       12,767          12,767
   Societe Generale - New York
     Branch, dated 3/31/05,
     repurchase price $6,384
     2.64%, 4/1/05                        6,383           6,383
   UBS Securities LLC, dated
     3/31/05, repurchase price
     $19,151
     2.64%, 4/1/05                       19,150          19,150
  -------------------------------------------------------------
                                                         57,450
  -------------------------------------------------------------
  (COLLD. AT A MINIMUM OF 102% BY U.S. GOVERNMENT/AGENCY
   SECURITIES)
  REPURCHASE AGREEMENTS - 25.6%
   Credit Suisse First Boston Corp.,
     dated 3/31/05, repurchase price
     $50,004
     2.95%, 4/1/05                       50,000          50,000
   Goldman Sachs & Co., Inc., dated
     3/31/05, repurchase price
     $50,004
     2.89%, 4/1/05                       50,000          50,000
   Lehman Brothers, Inc., dated
     3/31/05, repurchase price
     $21,190
     2.91%, 4/1/05                       21,188          21,188
   UBS Securities LLC, dated
     3/31/05, repurchase price
     $25,002
     2.89%, 4/1/05                       25,000          25,000
  -------------------------------------------------------------
                                                        146,188
  -------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENTS
  -------------------------------------------------------------
  (COST $203,638)                                       203,638
  -------------------------------------------------------------
  TOTAL INVESTMENTS - 100.0%
  -------------------------------------------------------------
  (COST $571,897)  (2)                                  571,897
   Liabilities less Other
     Assets - (0.0)%                                        (39)
  -------------------------------------------------------------
  NET ASSETS - 100.0%                                  $571,858

(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2) The cost for federal income tax purposes was $571,897.

See Notes to the Financial Statements.

MONEY MARKET FUNDS    64     NORTHERN FUNDS ANNUAL REPORT

                                                              MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS                                           MARCH 31, 2005
U.S. GOVERNMENT SELECT MONEY MARKET FUND

                                     PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  U.S. GOVERNMENT AGENCIES - 101.7%  (1)
  FEDERAL FARM CREDIT BANK - 17.4%
   FFCB Discount Notes,
     2.69%, 4/1/05                     $2,150            $2,150
     2.60%, 4/5/05                      1,564             1,564
     2.70%, 4/8/05                      1,495             1,494
     2.07%, 4/18/05                     5,000             4,995
   FFCB FRN,
     2.62%, 4/1/05                     25,000            24,995
     2.65%, 4/4/05                     15,000            14,998
     2.65%, 4/7/05                     25,000            24,997
     2.72%, 4/13/05                    10,000             9,999
     2.73%, 4/13/05                    25,000            24,996
     2.13%, 4/14/05                     3,000             2,999
     2.72%, 4/18/05                     8,000             7,997
     2.65%, 4/20/05                     5,000             5,000
     2.77%, 4/21/05                     1,300             1,300
     2.76%, 4/25/05                    25,000            24,998
     2.77%, 4/25/05                    10,000             9,999
     2.78%, 4/25/05                    30,000            29,996
     2.76%, 4/29/05                     5,000             4,999
   FFCB Notes,
     2.13%, 8/15/05                     3,000             2,991
     2.50%, 11/15/05                    6,000             5,979
  -------------------------------------------------------------
                                                        206,446
  -------------------------------------------------------------
  FEDERAL HOME LOAN BANK - 81.3%
   FHLB Discount Notes,
     2.55%, 4/1/05                    231,138           231,138
     2.57%, 4/1/05                     20,000            20,000
     2.50%, 4/4/05                     25,000            24,995
     2.70%, 4/4/05                      2,100             2,099
     2.60%, 4/5/05                     50,000            49,986
     2.61%, 4/6/05                     15,000            14,995
     2.67%, 4/6/05                      1,000             1,000
     2.69%, 4/6/05                      4,850             4,848
     2.52%, 4/8/05                      5,000             4,997
     2.64%, 4/8/05                     10,000             9,995
     2.67%, 4/8/05                     20,000            19,990
     2.68%, 4/8/05                     10,000             9,995
     2.68%, 4/11/05                     7,000             6,995
     2.07%, 4/15/05                    24,500            24,480
     2.62%, 4/15/05                     1,100             1,099
     2.75%, 4/15/05                     1,500             1,498
     2.80%, 4/15/05                     2,200             2,198
     2.10%, 4/20/05                    15,000            14,983
     2.60%, 4/20/05                     5,500             5,493
     2.72%, 4/20/05                    20,000            19,971
     2.70%, 4/22/05                     1,400             1,398

                                     PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  U.S. GOVERNMENT AGENCIES - 101.7% (1) - CONTINUED
  FEDERAL HOME LOAN BANK - 81.3% - (CONTINUED)
   FHLB Discount Notes
     (continued),
     2.71%, 4/22/05                   $20,000           $19,968
     2.71%, 4/27/05                     5,000             4,990
     2.68%, 4/28/05                     4,431             4,422
     2.70%, 4/29/05                    25,000            24,948
     2.71%, 4/29/05                     2,100             2,095
     2.24%, 5/4/05                     10,000             9,979
     2.61%, 5/6/05                      5,000             4,987
     2.84%, 5/27/05                     1,200             1,195
     2.87%, 6/3/05                      9,000             8,955
     2.76%, 6/8/05                     20,000            19,896
     2.98%, 7/5/05                      1,433             1,422
     2.65%, 7/6/05                     10,000             9,929
     2.80%, 7/18/05                     1,961             1,945
     2.80%, 7/19/05                     1,500             1,487
     2.85%, 7/29/05                     3,195             3,165
     2.83%, 8/10/05                    10,000             9,897
     2.98%, 8/24/05                     1,473             1,455
     3.15%, 9/7/05                      8,184             8,070
     3.10%, 9/9/05                      5,547             5,470
     3.17%, 9/14/05                     3,294             3,246
     3.22%, 9/23/05                     2,424             2,386
   FHLB FRN,
     2.64%, 4/5/05                     20,000            19,995
     2.72%, 4/18/05                    20,000            19,996
     2.77%, 4/25/05                     5,000             5,000
     2.63%, 5/1/05                     25,000            24,982
     2.66%, 5/9/05                     10,000             9,993
     2.68%, 5/16/05                    15,000            14,989
     2.79%, 6/1/05                     16,500            16,485
   FHLB Notes,
     1.36%, 4/1/05                      9,000             9,000
     1.30%, 4/13/05                     7,500             7,496
     1.63%, 4/15/05                     5,875             5,873
     2.08%, 4/15/05                    48,365            48,357
     1.50%, 5/4/05                      2,500             2,497
     1.41%, 5/9/05                      5,000             4,994
     1.50%, 5/13/05                     4,705             4,698
     4.13%, 5/13/05                     2,025             2,029
     5.25%, 5/13/05                     3,510             3,520
     6.12%, 5/13/05                     1,000             1,004
     7.25%, 5/13/05                     3,425             3,443
     1.70%, 5/19/05                    10,000             9,984
     1.65%, 5/24/05                     1,530             1,527
     1.63%, 6/15/05                    12,020            11,992
     1.80%, 6/15/05                     7,000             6,988
     6.96%, 6/15/05                     4,200             4,238

See Notes to the Financial Statements.

                         NORTHERN FUNDS ANNUAL REPORT  65     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS                                           MARCH 31, 2005
U.S. GOVERNMENT SELECT MONEY MARKET FUND (continued)

                                     PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  U.S. GOVERNMENT AGENCIES - 101.7% (1) - CONTINUED
  FEDERAL HOME LOAN BANK - 81.3% - (CONTINUED)
   FHLB Notes (continued),
     1.59%, 7/29/05                    $1,500            $1,493
     1.75%, 8/15/05                    44,440            44,217
     3.00%, 8/15/05                     5,000             4,997
     3.25%, 8/15/05                    11,190            11,201
     4.88%, 8/15/05                     2,845             2,867
     6.88%, 8/15/05                     2,000             2,030
     1.50%, 8/19/05                     1,220             1,212
     1.50%, 8/26/05                    10,000             9,933
     2.25%, 8/30/05                     1,800             1,793
     2.40%, 11/8/05                     1,000               996
     2.13%, 11/15/05                   10,000             9,928
     6.50%, 11/15/05                   11,685            11,928
  -------------------------------------------------------------
                                                        963,735
  -------------------------------------------------------------
  TENNESSEE VALLEY AUTHORITY - 3.0%
   Tennessee Valley Authority
     Bond,
     6.38%, 6/15/05                    14,891            15,002
   Tennessee Valley Authority
     Discount Notes,
     2.66%, 4/7/05                      2,737             2,736
     2.56%, 4/14/05                     8,305             8,297
     2.61%, 4/21/05                    10,000             9,986
  -------------------------------------------------------------
                                                         36,021
  -------------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCIES
  -------------------------------------------------------------
  (COST $1,206,202)                                   1,206,202

  U.S. GOVERNMENT OBLIGATION - 0.4%
  U.S. GOVERNMENT OBLIGATION - 0.4%
   U.S. Treasury Note,
     1.63%, 4/30/05                     5,000             4,995
  -------------------------------------------------------------
  TOTAL U.S. GOVERNMENT OBLIGATION
  -------------------------------------------------------------
  (COST $4,995)                                           4,995
  -------------------------------------------------------------
  TOTAL INVESTMENTS - 102.1%
  -------------------------------------------------------------
  (COST $1,211,197) (2)                               1,211,197
    Liabilities less Other Assets - (2.1)%              (25,078)
  -------------------------------------------------------------
  NET ASSETS - 100.0%                                $1,186,119

(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2) The cost for federal income tax purposes was $1,211,197.

See Notes to the Financial Statements.

MONEY MARKET FUNDS    66     NORTHERN FUNDS ANNUAL REPORT

                                                              MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS                                 MARCH 31, 2005

1 ORGANIZATION

Northern Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes 31 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The California Municipal Money Market, Money Market, Municipal Money Market, U.S. Government Money Market, and U.S. Government Select Money Market Funds (collectively, the "Funds") are separate investment portfolios of the Trust, each of which is a diversified portfolio except for the California Municipal Money Market Fund, which is a non-diversified portfolio of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, N.A. ("NTI"), a direct subsidiary of The Northern Trust Company ("Northern Trust"), serves as the investment adviser for all of the Trust's money market funds. Northern Trust also serves as the custodian, fund accountant and transfer agent for the Trust. NTI and PFPC Inc. ("PFPC") serve as the Trust's co-administrators, and Northern Funds Distributors, LLC is the Trust's distributor.

2 SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES - The investments held by the Funds are valued at amortized cost, which the investment adviser has determined, pursuant to Board authorization, approximates fair market value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B) REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Funds, at the Bank of New York or JP Morgan Chase which, in turn, hold securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago.

Each Fund may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreements with the Funds and does not collect any additional fees from the Funds for such services. The Money Market Fund and U.S. Government Money Market Fund have entered into such joint repurchase agreements at March 31, 2005, as reflected in their accompanying Schedules of Investments.

C) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective-yield method.

D) EXPENSES - Each Fund is charged for those expenses that are directly attributable to that Fund. Trust expenses that are not directly attributable to an individual Fund are allocated among the Funds in proportion to each Fund's relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are


                         NORTHERN FUNDS ANNUAL REPORT  67     MONEY MARKET FUNDS

MONEY MARKET FUNDS
NOTES TO THE FINANCIAL STATEMENTS (continued)

permanent, may result in periodic reclassifications in the Funds' capital accounts.

F) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since each Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and tax-exempt income to its shareholders.

For the period subsequent to October 31, 2004, through the fiscal year end, the following Funds incurred net capital losses for which each Fund intends to treat as having been incurred in the following fiscal year:

  Amounts in thousands
  ----------------------------------------------------------------
  Money Market                                              $16
  Municipal Money Market                                     38
  ----------------------------------------------------------------

At March 31, 2005, the capital loss carryforwards for U.S. federal income tax purposes and the year of expiration were as follows:

  Amount in thousands                                 MARCH 31, 2011
  ------------------------------------------------------------------
  U.S. Government Money Market                              $16
  ------------------------------------------------------------------

At March 31, 2005, the tax components of undistributed net investment income and realized gains were as follows:

                                                UNDISTRIBUTED
                                           ------------------------
                                           TAX-EXEMPT    ORDINARY
  Amounts in thousands                       INCOME      INCOME*
  -----------------------------------------------------------------
  California Municipal Money Market          $1,196         $389
  Money Market                                    -       14,233
  Municipal Money Market                      5,927           26
  U.S. Government Money Market                    -        1,090
  U.S. Government Select Money Market             -        1,953
  -----------------------------------------------------------------

* Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2005, was as follows:

                                              DISTRIBUTIONS FROM
                                           ------------------------
                                           TAX-EXEMPT    ORDINARY
  Amounts in thousands                       INCOME      INCOME*
  -----------------------------------------------------------------
  California Municipal Money Market          $7,025         $125
  Money Market                                    -       79,906
  Municipal Money Market                     39,733          292
  U.S. Government Money Market                    -        6,122
  U.S. Government Select Money Market             -       10,232
  -----------------------------------------------------------------

* Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2004, was as follows:

                                              DISTRIBUTIONS FROM
                                           ------------------------
                                           TAX-EXEMPT    ORDINARY
  Amounts in thousands                       INCOME      INCOME*
  -----------------------------------------------------------------
  California Municipal Money Market           $5,106          $ -
  Money Market                                     -       55,947
  Municipal Money Market                      28,409          218
  U.S. Government Money Market                     -        4,660
  U.S. Government Select Money Market              -        5,960
  -----------------------------------------------------------------

* Ordinary income includes taxable market discount income and short-term capital gains, if any.

3 BANK LOANS

The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50% above the federal funds rate, (ii) 0.45% above IBOR (Interbank Offer Rate) or (iii) 0.45% above LIBOR (London Interbank Offering Rate), at the option of the Trust and in accordance with the terms of the agreement.

The Funds had no borrowings under the credit line during the fiscal year ended March 31, 2005.

4 INVESTMENT ADVISORY AND OTHER AGREEMENTS

NTI is the investment adviser and co-administrator of the Funds. Pursuant to its advisory agreement with the Funds, the investment adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to each Fund's average daily net assets. For the fiscal year ended March 31, 2005, the investment adviser voluntarily agreed to waive a portion of its advisory fees as shown on the accompanying Statements of Operations. The investment adviser also has agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations to adhere to the expense limitations presented in the following table:

                                    ANNUAL     ADVISORY
                                   ADVISORY   FEES AFTER   EXPENSE
                                     FEES      WAIVERS   LIMITATIONS
  -------------------------------------------------------------------
  California Municipal Money
  Market                             0.50%      0.40%       0.55%
  Money Market                       0.50%      0.40%       0.55%
  Municipal Money Market             0.50%      0.40%       0.55%
  U.S. Government Money Market       0.50%      0.40%       0.55%
  U.S. Government Select Money
  Market                             0.50%      0.40%       0.55%
  -------------------------------------------------------------------


MONEY MARKET FUNDS    68     NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

The waivers and reimbursements described above are voluntary and may be terminated at any time.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10% of the average daily net assets outstanding for the Funds.

The Funds have a co-administration agreement with NTI and PFPC for certain administrative services. Pursuant to their co-administration agreement with the Funds, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of each Fund's average daily net assets.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. Custodian credits, if any, are reflected in the Funds' Statements of Operations.

Certain officers of the Trust are also officers of Northern Trust. All officers serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Accrued other liabilities" on the Statements of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The income, gains and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan. At March 31, 2005, the amounts payable under the plan by the California Municipal Money Market, Money Market, Municipal Money Market, U.S. Government Money Market and U.S. Government Select Money Market were approximately $3,000, $34,000, $17,000, $2,000 and $4,000, respectively.

TAX INFORMATION (unaudited)

During the fiscal year ended March 31, 2005, the percentage of dividends derived from net investment income paid by each of the following Funds as "exempt-interest dividends," excludable from gross income for federal income tax purposes were as follows: California Municipal Money Market 100% and Municipal Money Market 100%.


                         NORTHERN FUNDS ANNUAL REPORT  69     MONEY MARKET FUNDS

MONEY MARKET FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS
AND BOARD OF TRUSTEES
OF NORTHERN FUNDS:           We have audited the accompanying statements of
                             assets and liabilities, including the schedules of investments, of California Municipal Money Market
                             Fund, Money Market Fund, Municipal Money Market
                             Fund, U.S. Government Money Market Fund and U.S.
                             Government Select Money Market Fund (collectively, the "Funds"), five of the separate portfolios comprising part of Northern Funds, as of March 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Funds' financial highlights for the periods ended prior to March 31, 2003, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated May 2, 2002.

                             We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the Funds' custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

                             In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the two year period then ended, and the financial highlights for each of the three years in the three year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                             DELOITTE & TOUCHE LLP
                             Chicago, Illinois
                             May 13, 2005


MONEY MARKET FUNDS    70     NORTHERN FUNDS ANNUAL REPORT

                                                              MONEY MARKET FUNDS

FUND EXPENSES                                         MARCH 31, 2005 (UNAUDITED)

As a shareholder of the Funds, you incur ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2004, through March 31, 2005.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid 10/1/04 - 3/31/05" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Funds, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

CALIFORNIA MUNICIPAL MONEY MARKET

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE           PAID*
                           RATIO      10/1/04      3/31/05    10/1/04 - 3/31/05
  -----------------------------------------------------------------------------
  Actual                   0.55%     $1,000.00    $1,006.10         $2.75
  Hypothetical             0.55%     $1,000.00    $1,022.19         $2.77**
  -----------------------------------------------------------------------------

MONEY MARKET

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE           PAID*
                           RATIO      10/1/04      3/31/05    10/1/04 - 3/31/05
  -----------------------------------------------------------------------------
  Actual                   0.55%     $1,000.00    $1,008.40         $2.75
  Hypothetical             0.55%     $1,000.00    $1,022.19         $2.77**
  -----------------------------------------------------------------------------

MUNICIPAL MONEY MARKET

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE           PAID*
                           RATIO      10/1/04      3/31/05    10/1/04 - 3/31/05
  -----------------------------------------------------------------------------
  Actual                   0.55%     $1,000.00    $1,006.30         $2.75
  Hypothetical             0.55%     $1,000.00    $1,022.19         $2.77**
  -----------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE           PAID*
                           RATIO      10/1/04      3/31/05    10/1/04 - 3/31/05
  -----------------------------------------------------------------------------
  Actual                   0.55%     $1,000.00    $1,008.30         $2.75
  Hypothetical             0.55%     $1,000.00    $1,022.19         $2.77**
  -----------------------------------------------------------------------------

U.S. GOVERNMENT SELECT MONEY MARKET

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE           PAID*
                           RATIO      10/1/04      3/31/05    10/1/04 - 3/31/05
  -----------------------------------------------------------------------------
  Actual                   0.55%     $1,000.00    $1,008.20         $2.75
  Hypothetical             0.55%     $1,000.00    $1,022.19         $2.77**
  -----------------------------------------------------------------------------

 * Expenses are calculated using the Funds' annualized expense ratios, which represents ongoing expenses as a percentage of net assets for the fiscal year ended March 31, 2005. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365). Expense ratios for the most recent fiscal half year may differ from expense ratios based on one-year data in the Financial Highlights.

** Hypothetical expenses are based on the Funds' actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.


                         NORTHERN FUNDS ANNUAL REPORT  71     MONEY MARKET FUNDS

MONEY MARKET FUNDS

ABBREVIATIONS AND OTHER INFORMATION                               MARCH 31, 2005


With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating rate and variable securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

   EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------


ABAG        Association of Bay Area Governments Assurance
            Corp.

AMBAC       American Municipal Bond Assurance Corp.

AMT         Alternative Minimum Tax

COLLD.      Collateralized

COP         Certificate of Participation

CP          Commercial Paper

EDA         Economic Development Authority

FFCB        Federal Farm Credit Bank

FGIC        Financial Guaranty Insurance Corp.

FHLB        Federal Home Loan Bank

FHLMC       Freddie Mac

FNMA        Fannie Mae

FRCP        Floating Rate Commercial Paper

FRN         Floating Rate Notes

FSA         Financial Security Assurance

GIC         Guaranteed Investment Contract

GNMA        Government National Mortgage Association

G.O.        General Obligation

GTD.        Guaranteed

HFA         Housing Finance Authority

IDA         Industrial Development Authority

IDB         Industrial Development Board

IDR         Industrial Development Revenue

LOC         Letter of Credit

MBIA        Municipal Bond Insurance Association

MERLOTS     Municipal Exempt Receipts - Liquidity Optional
            Tender

MTN         Medium Term Notes

P-FLOATS    Puttable Floating Rate Securities

PCR         Pollution Control Revenue

PSF         Permanent School Fund

RAN         Revenue Anticipation Notes

ROCS        Reset Option Certificates

SFM         Single Family Mortgage

SGB         Societe Generale Bank

SOC GEN     Societe Generale

TAN         Tax Anticipation Notes

TAW         Tax Anticipation Warrants

TOB         Tender Option Bond

TRAN        Tax and Revenue Anticipation Notes

TRB         Tax Revenue Bonds

VRDB        Variable Rate Demand Bond

VRDN        Variable Rate Demand Notes

VRN         Variable Rate Notes

XLCA        XL Capital Assurance


MONEY MARKET FUNDS    72     NORTHERN FUNDS ANNUAL REPORT

                                                              MONEY MARKET FUNDS

TRUSTEES AND OFFICERS                                             MARCH 31, 2005

Set forth below is information about the Trustees and Officers of Northern Funds. Each Trustee has served in that capacity since he or she was originally elected or appointed to the Board of Trustees. Each Trustee oversees a total of 53 portfolios in the Northern Funds Complex -- Northern Funds offers 31 portfolios and Northern Institutional Funds offers 22 portfolios. The Northern Funds' Statement of Additional Information contains additional information about the Trustees and is available upon request and without charge by calling 800/595-9111.

   -------------------------------------------------------------------------------------------------------------------------
   NON-INTERESTED TRUSTEES
   NAME, ADDRESS (1), AGE,
   POSITIONS HELD WITH
   FUND AND LENGTH OF
   SERVICE AS NORTHERN                                                                          OTHER DIRECTORSHIPS
   FUNDS TRUSTEE (2)             PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS                   HELD BY TRUSTEE
   -------------------------------------------------------------------------------------------------------------------------

   WILLIAM L. BAX (3)            - Managing Partner of PricewaterhouseCoopers (an accounting    - Sears Holding Corp. (a
   Age: 61                         firm) from 1999 to 2003;                                       retail company).
   Trustee since 2005            - Director of Big Shoulders Fund since 1997;
                                 - Director of Children's Memorial Hospital since 1997;
                                 - Trustee of DePaul University since 1998.

   RICHARD G. CLINE              - Chairman and President of Hawthorne Investors, Inc. (a       - PepsiAmericas (a soft
   Age: 70                         management advisory services and private investment            drink bottling company);
   Trustee since 2000              company) since 1996;                                         - Ryerson Tull, Inc. (a
                                 - Managing Partner of Hawthorne Investments, LLC (a              metals distribution
                                   management advisory services and private investment            company).
                                   company) since 2001;
                                 - Managing Member of Hawthorne Investments II, LLC (a
                                   private investments company) since 2004;
                                 - Chairman and Director of Hussmann International, Inc. (a
                                   refrigeration company) from 1998 to 2000.

   EDWARD J. CONDON, JR.         - Chairman and CEO of The Paradigm Group, Ltd. (a financial    - None
   Age: 64                         adviser) since 1993;
   Trustee since 2000            - Principal and Co-Founder of Paradigm Capital since 1996;
                                 - Senior Partner of NewEllis Ventures since 2001;
                                 - Member of the Board of Managers of The Liberty Hampshire
                                   Company, LLC (a receivable securitization company) from
                                   1996 to 2001;
                                 - Director of Financial Pacific Company (a small business
                                   leasing company) from 1998 to 2004;
                                 - Member and Director of the Illinois Venture Capital
                                   Association since 2001;
                                 - Trustee at Dominican University;
                                 - Member of the Board of Directors of the Children's Museum;
                                 - Member of the Board of Governors, the Metropolitan Club.

   WILLIAM J. DOLAN, JR.         - Financial Consultant at Ernst & Young LLP (an accounting     - None
   Age: 72                         firm) from 1992 to 1993 and 1997.
   Trustee since 1994

   SHARON GIST GILLIAM           - Executive Vice President of Unison-Maximus, Inc. (aviation   - None
   Age: 61                         and governmental consulting company).
   Trustee since 2001

   SANDRA POLK GUTHMAN           - CEO of Polk Bros. Foundation (an Illinois not-for-profit     - None
   Age: 61                         corporation) since 1993;
   Trustee since 2000            - Director of MBIA Insurance Corp. of Illinois (a municipal bond insurance company) since 1994;
                                 - Director of STS Consultants, Ltd. (an employee owned
                                   engineering consulting firm).

   MICHAEL E. MURPHY             - President of Sara Lee Foundation (philanthropic              - Coach, Inc.;
   Age: 68                         organization) from 1997 to 2001.                             - Payless Shoe Source, Inc.
   Trustee since 1998                                                                             (a retail shoe store
                                                                                                  business);
                                                                                                - GATX Corporation (a
                                                                                                  railroad holding company).

   RICHARD P. STRUBEL            - Vice Chairman, President and Chief Operating Officer of      - Gildan Activewear, Inc.
   Age: 65                         UNext Inc. (a provider of educational services via the         (an athletic clothing
   Trustee since 2000              Internet) since 2003 and 1999, respectively;                   marketing and
                                 - Director of Cantilever Technologies (a private software        manufacturing company);
                                   company) since 1999.                                         - Goldman Sachs Mutual Fund
                                                                                                  Complex (63 portfolios);
                                                                                                - Goldman Sachs Closed-End
                                                                                                  Fund.
   -------------------------------------------------------------------------------------------------------------------------


                         NORTHERN FUNDS ANNUAL REPORT  73     MONEY MARKET FUNDS

MONEY MARKET FUNDS
TRUSTEES AND OFFICERS (continued)

   -----------------------------------------------------------------------------------------------------------------------
   INTERESTED TRUSTEES
   NAME, ADDRESS (1), AGE,
   POSITIONS HELD WITH
   FUND AND LENGTH OF
   SERVICE AS NORTHERN                                                                        OTHER DIRECTORSHIPS
   FUNDS TRUSTEE (2)             PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS                 HELD BY TRUSTEE
   -----------------------------------------------------------------------------------------------------------------------
   MARY JACOBS SKINNER,          - Partner in the law firm of Sidley Austin Brown & Wood.     - None
   ESQ. (4)
   Age: 47
   Trustee since 1998

   STEPHEN TIMBERS (4)           - Vice Chairman of Northern Trust Corporation and The        - USF Corporation;
   Age: 60                         Northern Trust Company from 2003 to 2004;                  - Calamos Mutual Fund
   Trustee since 2000            - President and Chief Executive Officer of Northern Trust      Complex (10 portfolios);
                                   Investments, N.A. from 2001 to 2004;                       - Calamos Closed-End Funds
                                 - President of Northern Trust Global Investments, a            (3 portfolios).
                                   division of Northern Trust Corporation and Executive
                                   Vice President of The Northern Trust Company from 1998
                                   to 2003.
   -----------------------------------------------------------------------------------------------------------------------

(1) Each Trustee may be contacted by writing to the Trustee, c/o Jeffrey A. Dalke, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103-6996.

(2) Each Trustee serves until his or her resignation, removal or retirement, or election of his or her successor.

(3) Mr. Bax was appointed to the Trust as of January 1, 2005.

(4) An "interested person," as defined by the Investment Company Act of 1940, as amended. Ms. Skinner is deemed to be an "interested" Trustee because her law firm provides legal services to Northern Trust Corporation and its affiliates, and because she owns shares of Northern Trust Corporation. Mr. Timbers is deemed to be an interested Trustee because he is a former officer, director, employee and is a shareholder of Northern Trust Corporation and/or its affiliates.


MONEY MARKET FUNDS    74     NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

   ------------------------------------------------------------------------------------------
   OFFICERS OF THE TRUST (1)
   NAME, ADDRESS, AGE,
   POSITIONS HELD WITH
   FUND AND LENGTH OF
   SERVICE AS NORTHERN
   FUNDS OFFICER                 PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
   ------------------------------------------------------------------------------------------
   LLOYD A. WENNLUND             - Executive Vice President since 2003 and Director since
   Age: 47                         2001 of Northern Trust Investments, N.A.; Executive Vice
   50 South LaSalle Street         President and other positions at The Northern Trust
   Chicago, IL 60675               Company, President of Northern Trust Securities, Inc., and
   President since 2000            Managing Executive, Mutual Funds for Northern Trust Global
                                   Investments since 1989.

   ERIC K. SCHWEITZER            - Senior Vice President at Northern Trust Investments, N.A.
   Age: 43                         since 2001 and Senior Vice President at The Northern Trust
   50 South LaSalle Street         Company and the Director of Distribution, Product
   Chicago, IL 60675               Management and Client Services in the Mutual Fund Group of
   Vice President since 2000       Northern Trust Global Investments since 2000; Managing
                                   Director of Mutual Funds for US Bancorp from 1997 to 2000.

   STUART SCHULDT                - Senior Vice President and Division Manager of Fund
   Age: 43                         Administration and Fund Accounting at The Northern Trust
   50 South LaSalle Street         Company since 1998.
   Chicago, IL 60675
   Treasurer since 2005

   SUSAN J. HILL                 - Senior Vice President of Compliance of Northern Trust
   Age: 48                         Global Investments Administration since 2004; Vice
   50 South LaSalle Street         President of Compliance of Northern Trust Global
   Chicago, IL 60675               Investments Administration from 2000 to 2004; Vice
   Chief Compliance Officer        President at Van Kampen Investments from 1992 to 2000.
   since 2004

   WES L. RINGO                  - Senior Vice President of Northern Trust Investments, N.A.
   Age: 54                         and Compliance Director of Northern Trust Securities, Inc.
   50 South LaSalle Street         since 2001; Managing Director, Assistant General Counsel
   Chicago, IL 60675               and Director of Regulatory Affairs of U.S. Bancorp Piper
   Anti-Money Laundering           Jaffrey from 1996 to 2001.
   Compliance Officer since
   2002

   BRIAN OVAERT                  - Senior Vice President and Department Head at The Northern
   Age: 43                         Trust Company overseeing Fund Accounting, Transfer Agent
   50 Bank Street                  and Fund Administration functions since 1998.
   Canary Wharf
   London, E145NT
   Assistant Treasurer since
   2005

   JEFFREY A. DALKE, ESQ.        - Partner in the law firm of Drinker Biddle & Reath LLP.
   Age: 54
   One Logan Square
   18th and Cherry Streets
   Philadelphia, PA 19103-6996
   Secretary since 1993

   LINDA J. HOARD, ESQ.          - Senior Counsel and Vice President at PFPC Inc. since 1998.
   Age: 57
   99 High Street, 27th Floor
   Boston, MA 02110
   Assistant Secretary since
   1999

   LORI V. O'SHAUGHNESSY         - Counsel and Vice President at PFPC Inc. since 2005;
   Age: 33                         Associate Counsel and Director at PFPC Inc. from 2002 to
   99 High Street, 27th Floor      2005; Associate Counsel at Investors Bank & Trust Company,
   Boston, MA 02110                a financial service provider, from 2001 to 2002; Manager
   Assistant Secretary since       in the Regulatory Administration Department of PFPC Inc.
   2003                            prior thereto.
   ------------------------------------------------------------------------------------------

(1) Each Officer serves until his or her resignation, removal or retirement, or election of his or her successor.


                         NORTHERN FUNDS ANNUAL REPORT  75     MONEY MARKET FUNDS

MONEY MARKET FUNDS
TRUSTEES AND OFFICERS (continued)

---------------------------------------------------------------
   APPROVAL OF ADVISORY AGREEMENT


  The Trustees oversee the management of the Trust, and review the investment performance and expenses of the investment funds covered by this Report (the "Funds") at regularly scheduled meetings held during the Funds' fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust's investment advisory agreement (the "Advisory Agreement") with Northern Trust Investments, N.A. (the "Investment Adviser") for the Funds.

  The Advisory Agreement for the Funds was most recently approved by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as such term is defined in the Investment Company Act of 1940, as amended) of any party thereto (the "non-interested Trustees"), on February 11, 2005. Prior to meetings held on October 26, 2004 and February 10-11, 2005, the Board of Trustees received written presentations provided by the Investment Adviser relating to the Trustees' consideration of the Advisory Agreement, and at those meetings, the Trustees also considered the Investment Adviser's oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law.

  In considering whether to approve the Advisory Agreement, the Trustees examined various factors, but did not identify any particular factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other, non-advisory services, that are provided to the Funds by the Investment Adviser and its affiliates. These services include services as the Funds' custodian, transfer agent and co-administrator. The Trustees also considered that many of the Funds' shareholders had other client relationships with The Northern Trust Company. The Trustees believed that the Investment Adviser had allocated substantial resources and personnel, and had made significant financial commitments, to the investment management and other operations of the Funds, and was able to provide quality services to the Funds. The Trustees also believed that the Investment Adviser had made significant commitments to address new regulatory compliance requirements applicable to the Funds and had developed an internal audit program.

  In addition, the Trustees considered the investment performance of the respective Funds and the Investment Adviser. In this regard, the Trustees compared the investment performance of the respective Funds to the performance of other Securities and Exchange Commission-registered funds and to rankings and ratings issued by third-party consultants. The Trustees considered the Funds' investment performance in light of the investment benchmarks, objectives and credit parameters applicable to the Funds and the investor base the Funds are intended to serve. The Trustees believed that overall the investment performance of the Funds was competitive. In addition, the Trustees reviewed the consistency in the Investment Adviser's investment approach for the respective Funds.

  The Trustees also considered the Funds' contractual advisory fee rates; the Funds' total operating expense ratios; the Investment Adviser's voluntary fee waivers and expense reimbursements with respect to the Funds; and whether a consistent methodology was in place in determining the fees and expenses of the respective Funds. In addition, the Trustees considered the fees paid by the Funds to the Investment Adviser for custodial, transfer agency and co-administration services, and reviewed information as to whether the Investment Adviser had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered the amount of assets in the Funds; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; and information comparing fee rates charged by the Investment Adviser (which do not include fee breakpoints) with fee rates charged by other, unaffiliated investment managers to their clients. The Trustees also considered the reductions in the contractual fee rates for the Funds that were approved in 2002.

  Information on the services rendered by the Investment Adviser to the Funds, the fees paid by the Funds under the Advisory Agreement and the Funds' total operating expense ratios were compared to similar information for other mutual funds advised by the Investment Adviser and other, unaffiliated investment management firms. Comparisons of the Funds' fee rates and total operating expense ratios were prepared by a third-party consultant. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Funds. Information was also provided on the fee rates charged by the Investment Adviser to private accounts managed by it.

MONEY MARKET FUNDS    76     NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2005

                  After deliberation, the Trustees concluded that the fees paid by the Funds were reasonable in light of the services provided by the Investment Adviser, the Funds' current and reasonably foreseeable asset levels and the Investment Adviser's costs, and that the Advisory Agreement should be approved and continued.


                         NORTHERN FUNDS ANNUAL REPORT  77     MONEY MARKET FUNDS

MONEY MARKET FUNDS

FOR MORE INFORMATION                                              MARCH 31, 2005

---------------------------------------------------------------
   PORTFOLIO HOLDINGS

  Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q are available on the SEC's Web site at sec.gov. You may also review and obtain copies at the SEC's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800/SEC-0330.

---------------------------------------------------------------
   PROXY VOTING

  A description of Northern Funds' Proxy Voting Policies and Procedures and each Fund's portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by visiting Northern Funds' Web site at northernfunds.com or the SEC's Web site at sec.gov or by calling the Northern Funds Center at 800/595-9111.


MONEY MARKET FUNDS    78     NORTHERN FUNDS ANNUAL REPORT

                                                              MONEY MARKET FUNDS

                       THIS PAGE INTENTIONALLY LEFT BLANK


                         NORTHERN FUNDS ANNUAL REPORT  79     MONEY MARKET FUNDS

MONEY MARKET FUNDS

                       THIS PAGE INTENTIONALLY LEFT BLANK


MONEY MARKET FUNDS    80     NORTHERN FUNDS ANNUAL REPORT

ITEM 2.  CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the "Code of Ethics").

(b) The registrant has not amended its Code of Ethics during the period covered by this report.

(c) The registrant has not granted any waivers, including an implicit waiver, from any provisions of its Code of Ethics during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR), serving on its audit committee. William J. Dolan, Jr., is the "audit committee financial expert" and is "independent" (as each term is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the registrant's Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the registrant's Audit Committee or Board of Trustees.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) - 4(d):  Audit, Audit-Related, Tax and All Other Fees
Fees billed by Deloitte & Touche LLP related to the registrant. Deloitte & Touche LLP billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

                                                    2005                                                2004
                               ---------------------------------------------       ---------------------------------------------
                               All fees and   All fees and       All other          All fees and   All fees and      All other
                               services to    services to       fees and            services to    services to      fees and
                               the Trust      service           services to         the Trust      service          services to
                               that were      affiliates        service             that were      affiliates       service
                               pre-approved   that were         affiliates          pre-approved   that were        affiliates
                                              pre-approved      that did not                       pre-approved     that did not
                                                                require                                             require
                                                                pre-approval                                        pre-approval
                               ----------------------------------------------      ---------------------------------------------
(a) Audit Fees                       $303,475       N/A             N/A               $293,300           N/A             N/A
(b) Audit-Related  Fees                 $0           $0              $0               $5,000(3)      $130,000(4)          $0
(c) Tax Fees                        $52,700(1)       $0              $0              $48,000(1)          $0               $0
(d) All Other Fees                      $0           $0          $602,700(2)             $0              $0               $0


(1) Excise tax return review, RIC tax return review and deferred compensation arrangement consultation.

(2) Amounts relate to performance examination services performed for Northern Trust Global Investments and transaction support services related to a proposed acquisition.

(3) Agreed upon procedures relating to withholding taxes from foreign countries.

(4)      Agreed upon procedures relating to Funds Compliance Policies.

"Service affiliates" as it relates to the aggregate "Audit Fees,"
"Audit-Related Fees," "Tax Fees" and "All Other Fees" that were billed by Deloitte & Touche LLP for the fiscal years ended March 31, 2005 and March 31, 2004 are Northern Trust Investments, N.A. ("NTI") and Northern Trust Global Investments (Europe) Limited ("NTGIE") and entities controlling, controlled by or under common control with NTI and NTGIE that provide ongoing services to the registrant for assurance and related services that relate directly to the operations and financial reporting of the registrant that are reasonably related to the performance of the audit or review of the registrant's financial statements, but not reported as "Audit Fees."

Item 4(e)(1):  Pre-Approval Policies and Procedures
Pursuant to the registrant's Audit Committee Chart adopted on July 29, 2003, and amended on October 28, 2003, to the extent required by applicable regulations, all audit and non-audit services provided by the independent accountants shall either be: (a) pre-approved by the registrant's Audit Committee as a whole; or
(b) between meetings of the Audit Committee by the Chairman of the Audit Committee and the registrant's designated Audit Committee Financial Expert (if any) acting jointly (if both are available) or singly (if either is unavailable), provided that, in each case, such pre-approvals must be report to the full Audit Committee at its next meeting.

Item 4(e)(2):  Percentage of Fees Pre-Approved
Beginning with audit service contracts entered into after May 6, 2003, the registrant's Audit Committee pre-approved 100% of the non-audit fees billed to the registrant and its service affiliates.

Item 4(f): Work Performed by Persons Other than the Principal Accountant Not applicable.

Item 4(g):  Aggregate Non-Audit Fees Disclosure
The aggregate non-audit fees and services billed by Deloitte & Touche LLP for the last two fiscal years were $655,400 and $183,000 for 2005 and 2004, respectively.

Item 4(h):  Non-Audit Services and Independent Accountant's Independence
The registrant's Audit Committee has considered whether the provision of services other than audit services performed by the registrant's independent accountants and service affiliates is compatible with maintaining the accountant's independence in performing audit services.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Exhibit 99.CODE: Incorporated by reference to Exhibit 11(a)(1) to the report filed on Form N-CSR on May 27, 2004 (Accession Number 0001047469-04-018713).

(a)(2) Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Funds
            --------------------------------------------------------------------

By (Signature and Title) /s/ Lloyd A. Wennlund
                        --------------------------------------------------------
                         Lloyd A. Wennlund, President
                         (Principal Executive Officer)

Date:  June 1, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) /s/ Lloyd A. Wennlund
                        --------------------------------------------------------
                         Lloyd A. Wennlund, President
                         (Principal Executive Officer)

Date:  June 1, 2005


By (Signature and Title) /s/ Stuart N. Schuldt
                        --------------------------------------------------------
                        Stuart N. Schuldt, Treasurer
                        (Principal Financial Officer)

Date:  June 1, 2005